UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1999 Avenue of the Stars, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2016

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-eight of the forty three Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2016

Dear SunAmerica Series Trust Investor:

We are pleased to present our semiannual report for SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of SunAmerica Series Trust for the reporting period ended July 31, 2016. The report may contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2016

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2016 and held until July 31, 2016. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended July 31, 2016” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended July 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended July 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2016” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2016

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2016	Ending Account Value Using Actual Return at July 31, 2016	Expenses Paid During the Six Months Ended July 31, 2016*	Beginning Account Value at February 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2016	Expenses Paid During the Six Months Ended July 31, 2016*	Annualized Expense Ratio*
Ultra Short Bond@#
Class 1	$1,000.00	$1,000.00	$2.59	$1,000.00	$1,022.28	$2.61	0.52%
Class 2	$1,000.00	$1,000.00	$3.23	$1,000.00	$1,021.63	$3.27	0.65%
Class 3	$1,000.00	$999.03	$3.73	$1,000.00	$1,021.13	$3.77	0.75%
Corporate Bond
Class 1	$1,000.00	$1,099.30	$2.82	$1,000.00	$1,022.18	$2.72	0.54%
Class 2	$1,000.00	$1,098.59	$3.60	$1,000.00	$1,021.43	$3.47	0.69%
Class 3	$1,000.00	$1,098.35	$4.12	$1,000.00	$1,020.93	$3.97	0.79%
Global Bond
Class 1	$1,000.00	$1,089.48	$3.53	$1,000.00	$1,021.48	$3.42	0.68%
Class 2	$1,000.00	$1,088.45	$4.31	$1,000.00	$1,020.74	$4.17	0.83%
Class 3	$1,000.00	$1,087.32	$4.83	$1,000.00	$1,020.24	$4.67	0.93%
High-Yield Bond
Class 1	$1,000.00	$1,136.99	$3.35	$1,000.00	$1,021.73	$3.17	0.63%
Class 2	$1,000.00	$1,137.25	$4.14	$1,000.00	$1,020.98	$3.92	0.78%
Class 3	$1,000.00	$1,135.83	$4.67	$1,000.00	$1,020.49	$4.42	0.88%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$1,050.00	$2.70	$1,000.00	$1,022.23	$2.66	0.53%
Class 2	$1,000.00	$1,049.03	$3.46	$1,000.00	$1,021.48	$3.42	0.68%
Class 3	$1,000.00	$1,048.17	$3.97	$1,000.00	$1,020.98	$3.92	0.78%
Balanced
Class 1	$1,000.00	$1,084.02	$3.78	$1,000.00	$1,021.23	$3.67	0.73%
Class 2	$1,000.00	$1,083.65	$4.51	$1,000.00	$1,020.54	$4.37	0.87%
Class 3	$1,000.00	$1,082.78	$5.02	$1,000.00	$1,020.04	$4.87	0.97%
SA MFS Total Return
Class 1	$1,000.00	$1,102.45	$3.61	$1,000.00	$1,021.43	$3.47	0.69%
Class 2	$1,000.00	$1,101.36	$4.39	$1,000.00	$1,020.69	$4.22	0.84%
Class 3	$1,000.00	$1,101.04	$4.91	$1,000.00	$1,020.19	$4.72	0.94%
SunAmerica Dynamic Allocation#
Class 3	$1,000.00	$1,089.32	$2.44	$1,000.00	$1,022.53	$2.36	0.47%
SunAmerica Dynamic Strategy#
Class 3	$1,000.00	$1,083.48	$2.49	$1,000.00	$1,022.48	$2.41	0.48%
SA BlackRock VCP Global Multi Asset#
Class 3	$1,000.00	$1,050.05	$5.91	$1,000.00	$1,019.10	$5.82	1.16%
SA Schroders VCP Global Allocation#
Class 3	$1,000.00	$1,071.92	$5.92	$1,000.00	$1,019.14	$5.77	1.15%
SA T. Rowe Price VCP Balanced#
Class 3	$1,000.00	$1,056.55	$5.88	$1,000.00	$1,019.14	$5.77	1.15%
VCP Total Return BalancedSM#
Class 3	$1,000.00	$1,098.12	$6.05	$1,000.00	$1,019.10	$5.82	1.16%
VCPSM Value#
Class 3	$1,000.00	$1,066.24	$6.11	$1,000.00	$1,018.95	$5.97	1.19%
Telecom Utility
Class 1	$1,000.00	$1,153.49	$5.14	$1,000.00	$1,020.09	$4.82	0.96%
Class 2	$1,000.00	$1,152.49	$5.94	$1,000.00	$1,019.34	$5.57	1.11%
Class 3	$1,000.00	$1,152.43	$6.48	$1,000.00	$1,018.85	$6.07	1.21%
Equity Index#
Class 1	$1,000.00	$1,130.54	$1.75	$1,000.00	$1,023.22	$1.66	0.33%
Growth-Income
Class 1	$1,000.00	$1,131.10	$3.07	$1,000.00	$1,021.98	$2.92	0.58%
Class 2	$1,000.00	$1,130.24	$3.87	$1,000.00	$1,021.23	$3.67	0.73%
Class 3	$1,000.00	$1,129.64	$4.39	$1,000.00	$1,020.74	$4.17	0.83%
Equity Opportunities
Class 1	$1,000.00	$1,133.71	$4.14	$1,000.00	$1,020.98	$3.92	0.78%
Class 2	$1,000.00	$1,132.73	$4.98	$1,000.00	$1,020.19	$4.72	0.94%
Class 3	$1,000.00	$1,132.54	$5.51	$1,000.00	$1,019.69	$5.22	1.04%
SA Legg Mason BW Large Cap Value#
Class 1	$1,000.00	$1,123.91	$3.70	$1,000.00	$1,021.38	$3.52	0.70%
Class 2	$1,000.00	$1,123.06	$4.49	$1,000.00	$1,020.64	$4.27	0.85%
Class 3	$1,000.00	$1,122.59	$5.01	$1,000.00	$1,020.14	$4.77	0.95%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2016

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2016	Ending Account Value Using Actual Return at July 31, 2016	Expenses Paid During the Six Months Ended July 31, 2016*	Beginning Account Value at February 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2016	Expenses Paid During the Six Months Ended July 31, 2016*	Annualized Expense Ratio*
“Dogs” of Wall Street
Class 1	$1,000.00	$1,180.69	$3.47	$1,000.00	$1,021.68	$3.22	0.64%
Class 2	$1,000.00	$1,179.34	$4.28	$1,000.00	$1,020.93	$3.97	0.79%
Class 3	$1,000.00	$1,178.57	$4.82	$1,000.00	$1,020.44	$4.47	0.89%
SA AB Growth
Class 1	$1,000.00	$1,100.08	$3.45	$1,000.00	$1,021.58	$3.32	0.66%
Class 2	$1,000.00	$1,099.42	$4.23	$1,000.00	$1,020.84	$4.07	0.81%
Class 3	$1,000.00	$1,098.54	$4.75	$1,000.00	$1,020.34	$4.57	0.91%
Capital Growth#
Class 1	$1,000.00	$1,114.96	$4.26	$1,000.00	$1,020.84	$4.07	0.81%
Class 2	$1,000.00	$1,113.33	$4.99	$1,000.00	$1,020.14	$4.77	0.95%
Class 3	$1,000.00	$1,112.81	$5.57	$1,000.00	$1,019.59	$5.32	1.06%
SA MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,110.44	$3.67	$1,000.00	$1,021.38	$3.52	0.70%
Class 2	$1,000.00	$1,109.42	$4.46	$1,000.00	$1,020.64	$4.27	0.85%
Class 3	$1,000.00	$1,109.36	$4.98	$1,000.00	$1,020.14	$4.77	0.95%
Fundamental Growth
Class 1	$1,000.00	$1,106.23	$4.77	$1,000.00	$1,020.34	$4.57	0.91%
Class 2	$1,000.00	$1,105.86	$5.50	$1,000.00	$1,019.64	$5.27	1.05%
Class 3	$1,000.00	$1,104.89	$6.02	$1,000.00	$1,019.14	$5.77	1.15%
Blue Chip Growth
Class 1	$1,000.00	$1,112.26	$3.73	$1,000.00	$1,021.33	$3.57	0.71%
Class 2	$1,000.00	$1,111.69	$4.52	$1,000.00	$1,020.59	$4.32	0.86%
Class 3	$1,000.00	$1,111.23	$5.04	$1,000.00	$1,020.09	$4.82	0.96%
Real Estate
Class 1	$1,000.00	$1,216.76	$4.41	$1,000.00	$1,020.89	$4.02	0.80%
Class 2	$1,000.00	$1,215.97	$5.23	$1,000.00	$1,020.14	$4.77	0.95%
Class 3	$1,000.00	$1,215.78	$5.78	$1,000.00	$1,019.64	$5.27	1.05%
Small Company Value
Class 1	$1,000.00	$1,228.37	$5.49	$1,000.00	$1,019.94	$4.97	0.99%
Class 3	$1,000.00	$1,226.59	$6.86	$1,000.00	$1,018.70	$6.22	1.24%
Mid-Cap Growth
Class 1	$1,000.00	$1,140.69	$4.31	$1,000.00	$1,020.84	$4.07	0.81%
Class 2	$1,000.00	$1,140.15	$5.11	$1,000.00	$1,020.09	$4.82	0.96%
Class 3	$1,000.00	$1,140.21	$5.64	$1,000.00	$1,019.59	$5.32	1.06%
Aggressive Growth
Class 1	$1,000.00	$1,159.78	$4.35	$1,000.00	$1,020.84	$4.07	0.81%
Class 2	$1,000.00	$1,159.11	$5.15	$1,000.00	$1,020.09	$4.82	0.96%
Class 3	$1,000.00	$1,158.08	$5.69	$1,000.00	$1,019.59	$5.32	1.06%
Growth Opportunities
Class 1	$1,000.00	$1,130.44	$4.18	$1,000.00	$1,020.93	$3.97	0.79%
Class 2	$1,000.00	$1,128.80	$4.98	$1,000.00	$1,020.19	$4.72	0.94%
Class 3	$1,000.00	$1,128.32	$5.50	$1,000.00	$1,019.69	$5.22	1.04%
SA Janus Focused Growth@#
Class 1	$1,000.00	$1,073.25	$4.48	$1,000.00	$1,020.54	$4.37	0.87%
Class 2	$1,000.00	$1,071.74	$5.25	$1,000.00	$1,019.79	$5.12	1.02%
Class 3	$1,000.00	$1,071.68	$5.77	$1,000.00	$1,019.29	$5.62	1.12%
Technology#
Class 1	$1,000.00	$1,170.63	$5.77	$1,000.00	$1,019.54	$5.37	1.07%
Class 2	$1,000.00	$1,167.40	$6.57	$1,000.00	$1,018.80	$6.12	1.22%
Class 3	$1,000.00	$1,167.41	$7.11	$1,000.00	$1,018.30	$6.62	1.32%
Small & Mid Cap Value
Class 1	$1,000.00	$1,193.24	$5.24	$1,000.00	$1,020.09	$4.82	0.96%
Class 2	$1,000.00	$1,192.15	$6.05	$1,000.00	$1,019.34	$5.57	1.11%
Class 3	$1,000.00	$1,192.10	$6.59	$1,000.00	$1,018.85	$6.07	1.21%
International Growth and Income#
Class 1	$1,000.00	$1,040.14	$4.77	$1,000.00	$1,020.19	$4.72	0.94%
Class 2	$1,000.00	$1,040.00	$5.53	$1,000.00	$1,019.44	$5.47	1.09%
Class 3	$1,000.00	$1,038.95	$6.03	$1,000.00	$1,018.95	$5.97	1.19%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2016

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2016	Ending Account Value Using Actual Return at July 31, 2016	Expenses Paid During the Six Months Ended July 31, 2016*	Beginning Account Value at February 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2016	Expenses Paid During the Six Months Ended July 31, 2016*	Annualized Expense Ratio*
Global Equities
Class 1	$1,000.00	$1,083.92	$3.89	$1,000.00	$1,021.13	$3.77	0.75%
Class 2	$1,000.00	$1,083.53	$4.66	$1,000.00	$1,020.39	$4.52	0.90%
Class 3	$1,000.00	$1,082.16	$5.18	$1,000.00	$1,019.89	$5.02	1.00%
International Diversified Equities
Class 1	$1,000.00	$1,052.45	$4.59	$1,000.00	$1,020.39	$4.52	0.90%
Class 2	$1,000.00	$1,051.55	$5.36	$1,000.00	$1,019.64	$5.27	1.05%
Class 3	$1,000.00	$1,051.67	$5.87	$1,000.00	$1,019.14	$5.77	1.15%
Emerging Markets#
Class 1	$1,000.00	$1,161.18	$6.13	$1,000.00	$1,019.19	$5.72	1.14%
Class 2	$1,000.00	$1,160.28	$6.98	$1,000.00	$1,018.40	$6.52	1.30%
Class 3	$1,000.00	$1,159.93	$7.52	$1,000.00	$1,017.90	$7.02	1.40%
Foreign Value
Class 1	$1,000.00	$1,038.83	$4.21	$1,000.00	$1,020.74	$4.17	0.83%
Class 2	$1,000.00	$1,038.12	$4.97	$1,000.00	$1,019.99	$4.92	0.98%
Class 3	$1,000.00	$1,038.24	$5.47	$1,000.00	$1,019.49	$5.42	1.08%

@	See Note 1
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days (to reflect the one-half year period. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2016” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2016” and the “Annualized Expense Ratio” would have been lower.

6

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Banks-Commercial	11.1%
United States Treasury Notes	10.9
Banks-Special Purpose	10.6
SupraNational Banks	8.8
Commercial Paper	7.9
Regional Authority	7.6
Regional Agencies	5.6
Oil Companies-Integrated	5.3
Medical-Drugs	4.3
Auto-Cars/Light Trucks	3.0
Sovereign Agency	2.9
Insurance-Reinsurance	2.9
Diversified Manufacturing Operations	2.6
Federal National Mtg. Assoc.	2.3
Computers	2.2
Winding-Up Agency	1.9
Federal Home Loan Bank	1.9
Certificates of Deposit	1.7
Federal Home Loan Mtg. Corp.	1.4
Enterprise Software/Service	1.3
Food-Misc./Diversified	1.2
Banks-Export/Import	0.8
Registered Investment Companies	0.5
Computer Services	0.4
Beverages-Non-alcoholic	0.3
Sovereign	0.3
Retail-Discount	0.3
Networking Products	0.2

100.2%

Credit Quality**†

Aaa	47.7%
Aa	40.6
A	9.4
Not Rated@	2.3

100.0%

*	Calculated as a percentage of net assets.
**	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
#	See Note 1

7

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 23.9%
Auto-Cars/Light Trucks — 3.0%
Toyota Motor Credit Corp. FRS Senior Notes 0.83% due 05/16/2017	$2,000,000	$2,000,828
Toyota Motor Credit Corp. FRS Senior Notes 0.99% due 01/12/2018	1,500,000	1,501,250
Toyota Motor Credit Corp. FRS Senior Notes 1.04% due 04/06/2018	3,000,000	2,999,895
Toyota Motor Credit Corp. Senior Notes 1.13% due 05/16/2017	1,663,000	1,665,549
Toyota Motor Credit Corp. FRS Senior Notes 1.13% due 07/13/2018	1,200,000	1,202,803
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	800,000	807,278
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017	1,871,000	1,881,654

		12,059,257

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 0.88% due 10/27/2017	1,321,000	1,322,357

Computer Services — 0.4%
International Business Machines Corp. Senior Notes 1.13% due 02/06/2018	1,500,000	1,506,279

Computers — 2.2%
Apple, Inc. FRS Senior Notes 0.89% due 05/03/2018	4,000,000	4,008,204
Apple, Inc. Senior Notes 0.90% due 05/12/2017	825,000	825,294
Apple, Inc. Senior Notes 1.00% due 05/03/2018	3,000,000	3,005,322
Apple, Inc. Senior Notes 1.30% due 02/23/2018	700,000	704,649

		8,543,469

Diversified Manufacturing Operations — 2.6%
General Electric Capital Corp. FRS Senior Notes 1.36% due 04/02/2018	1,785,000	1,796,167
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	600,000	607,598
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	1,500,000	1,622,703
General Electric Co. Senior Notes 5.25% due 12/06/2017	6,000,000	6,340,746

		10,367,214

Security Description	Principal Amount	Value (Note 3)
Enterprise Software/Service — 1.3%
Oracle Corp. FRS Senior Notes 0.86% due 07/07/2017	$5,000,000	$5,005,290

Food-Misc./Diversified — 1.2%
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 06/21/2017	4,781,000	4,797,255

Insurance-Reinsurance — 2.9%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.23% due 03/07/2018	11,243,000	11,312,909

Medical-Drugs — 4.3%
Merck & Co., Inc. FRS Senior Notes 0.75% due 02/10/2017	2,000,000	2,001,110
Merck & Co., Inc. FRS Senior Notes 0.99% due 05/18/2018	9,000,000	9,035,559
Pfizer, Inc. Senior Notes 1.20% due 06/01/2018	6,000,000	6,022,590

		17,059,259

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	300,000	302,323
Cisco Systems, Inc. Senior Notes 1.65% due 06/15/2018	500,000	506,485

		808,808

Oil Companies-Integrated — 5.2%
Chevron Corp. FRS Senior Notes 1.13% due 05/16/2018	5,000,000	5,005,040
Chevron Corp. Senior Notes 1.37% due 03/02/2018	5,700,000	5,728,209
Exxon Mobil Corp. FRS Senior Notes 0.72% due 03/01/2018	3,000,000	2,995,323
Exxon Mobil Corp. FRS Senior Notes 1.27% due 02/28/2018	5,900,000	5,942,097
Exxon Mobil Corp. Senior Notes 1.44% due 03/01/2018	1,000,000	1,006,699

		20,677,368

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 1.13% due 04/11/2018	1,000,000	1,005,248

Total U.S. Corporate Bonds & Notes (cost $94,413,562)		94,464,713

8

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES — 24.5%
Banks-Commercial — 11.1%
Bank of Montreal FRS Senior Notes 0.92% due 07/14/2017	$2,725,000	$2,722,188
Bank of Montreal FRS Senior Notes 1.26% due 04/09/2018	1,500,000	1,502,203
Bank of Montreal Senior Notes 1.40% due 09/11/2017	4,500,000	4,514,850
Bank of Montreal Senior Notes 1.40% due 04/10/2018	2,500,000	2,508,225
Bank of Nova Scotia Senior Notes 1.10% due 12/13/2016	1,500,000	1,501,610
Bank of Nova Scotia Senior Notes 1.25% due 04/11/2017	385,000	385,701
Bank of Nova Scotia Senior Notes 1.30% due 07/21/2017	2,200,000	2,204,332
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017	1,000,000	1,007,727
Nordea Bank AB Senior Notes 3.13% due 03/20/2017*	3,345,000	3,388,217
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	2,310,000	2,325,387
Royal Bank of Canada FRS Senior Notes 0.93% due 10/13/2017	4,643,000	4,628,119
Royal Bank of Canada Senior Notes 1.40% due 10/13/2017	500,000	501,191
Royal Bank of Canada Senior Notes 1.50% due 01/16/2018	2,525,000	2,535,451
Royal Bank of Canada Senior Notes 1.50% due 06/07/2018	1,900,000	1,906,131
Royal Bank of Canada Senior Notes 2.20% due 07/27/2018	900,000	916,033
Toronto-Dominion Bank FRS Senior Notes 0.92% due 01/06/2017	1,000,000	1,000,237
Toronto-Dominion Bank FRS Senior Notes 0.96% due 03/13/2018	1,000,000	997,116
Toronto-Dominion Bank Senior Notes 1.13% due 05/02/2017	3,000,000	3,002,520
Toronto-Dominion Bank FRS Senior Notes 1.30% due 04/30/2018	2,075,000	2,076,712
Toronto-Dominion Bank Senior Notes 1.40% due 04/30/2018	3,000,000	3,013,614

Security Description	Principal Amount	Value (Note 3)
Banks-Commercial (continued)
Toronto-Dominion Bank Senior Notes 2.38% due 10/19/2016	$1,043,000	$1,046,397

		43,683,961

Banks-Export/Import — 0.8%
Svensk Exportkredit AB Senior Notes 1.13% due 04/05/2018	3,000,000	3,009,636

Banks-Special Purpose — 10.6%
Bank Nederlandse Gemeenten NV Senior Notes 0.88% due 02/21/2017	1,500,000	1,500,150
Bank Nederlandse Gemeenten NV Senior Notes 1.13% due 05/25/2018*	1,500,000	1,504,478
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 09/27/2017	2,000,000	2,010,858
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 03/19/2018	5,000,000	5,033,000
KFW Government Guar. Notes 0.88% due 12/15/2017	4,000,000	4,001,760
KFW Government Guar. Notes 4.38% due 03/15/2018	1,500,000	1,584,859
KFW Government Guar. Notes 4.88% due 01/17/2017	3,000,000	3,057,498
L-Bank BW Foerderbank Government Guar. Notes 0.88% due 03/20/2017	3,000,000	3,001,011
L-Bank BW Foerderbank Government Guar. Notes 1.00% due 04/23/2018	8,000,000	8,006,584
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 01/16/2018	4,000,000	4,016,816
Nederlandse Waterschapsbank NV Senior Notes 2.13% due 02/09/2017	1,300,000	1,308,408
NRW Bank Government Guar. Notes 1.00% due 05/22/2017	1,077,000	1,078,508
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 05/29/2018	2,900,000	2,907,665
Oesterreichische Kontrollbank AG Government Guar. Notes 5.00% due 04/25/2017	2,750,000	2,832,940

		41,844,535

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	500,000	501,234

9

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Winding-Up Agency — 1.9%
Erste Abwicklungsanstalt Government Guar. Notes 1.00% due 06/16/2017	$2,000,000	$1,998,940
FMS Wertmanagement AoeR Government Guar. Notes 0.63% due 01/30/2017	2,208,000	2,206,874
FMS Wertmanagement AoeR Government Guar. Notes 1.00% due 11/21/2017	2,000,000	2,003,740
FMS Wertmanagement AoeR Government Guar. Notes 1.13% due 09/05/2017	1,400,000	1,404,228

		7,613,782

Total Foreign Corporate Bonds & Notes (cost $96,633,183)		96,653,148

U.S. GOVERNMENT AGENCIES — 5.6%
Federal Home Loan Bank — 1.9%
0.63% due 05/30/2017	1,000,000	1,000,233
0.75% due 08/28/2017	1,000,000	1,001,021
1.25% due 06/08/2018	4,000,000	4,032,420
4.88% due 05/17/2017	1,500,000	1,550,504

		7,584,178

Federal Home Loan Mtg. Corp. — 1.4%
1.00% due 12/15/2017	3,000,000	3,011,568
5.00% due 02/16/2017	2,600,000	2,662,982

		5,674,550

Federal National Mtg. Assoc. — 2.3%
0.75% due 03/14/2017	1,000,000	1,001,262
0.88% due 02/08/2018	5,000,000	5,011,140
1.00% due 09/27/2017	1,000,000	1,003,674
1.25% due 01/30/2017	1,000,000	1,003,886
5.00% due 02/13/2017	1,000,000	1,024,081

		9,044,043

Total U.S. Government Agencies (cost $22,289,249)		22,302,771

FOREIGN GOVERNMENT OBLIGATIONS — 25.2%
Regional Agencies — 5.6%
Kommunekredit Notes 1.13% due 01/16/2018	3,000,000	3,009,300
Kommuninvest I Sverige AB Government Guar. Notes 0.63% due 04/21/2017	3,000,000	2,995,830
Kommuninvest I Sverige AB Government Guar. Notes 1.00% due 10/24/2017	5,000,000	5,006,125
Municipality Finance PLC Government Guar. Notes 1.13% due 09/22/2017	4,000,000	4,010,688
Municipality Finance PLC Government Guar. Notes 1.13% due 04/17/2018	7,100,000	7,117,707

		22,139,650

Security Description	Principal Amount	Value (Note 3)
Regional Authority — 7.6%
Province of British Columbia, Canada Senior Notes 1.20% due 04/25/2017	$5,000,000	$5,018,275
Province of Manitoba, Canada Notes 1.30% due 04/03/2017	3,000,000	3,011,139
Province of Ontario, Canada Senior Notes 1.10% due 10/25/2017	3,412,000	3,420,704
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	5,000,000	5,018,275
Province of Ontario, Canada Senior Notes 1.60% due 09/21/2016	2,000,000	2,002,740
Province of Ontario, Canada Senior Notes 3.00% due 07/16/2018	500,000	519,227
Province of Quebec, Canada Notes 5.13% due 11/14/2016	3,000,000	3,037,860
State of North Rhine-Westphalia Senior Notes 1.13% due 11/21/2017	3,900,000	3,905,850
State of North Rhine-Westphalia Senior Notes 1.25% due 02/20/2018	4,000,000	4,011,840

		29,945,910

Sovereign — 0.3%
Government of Canada Senior Notes 0.88% due 02/14/2017	1,300,000	1,301,664

Sovereign Agency — 2.9%
Kommunalbanken AS Senior Notes 1.13% due 05/23/2018	7,500,000	7,520,632
Kommunalbanken AS Senior Notes 1.38% due 06/08/2017	4,000,000	4,016,560

		11,537,192

SupraNational Banks — 8.8%
African Development Bank Senior Notes 0.75% due 11/03/2017	4,000,000	3,998,100
Asian Development Bank Senior Notes 0.88% due 04/26/2018	5,000,000	5,003,080
Council of Europe Development Bank Senior Notes 1.50% due 02/22/2017	2,550,000	2,559,486
European Bank for Reconstruction & Development Senior Notes 1.00% due 02/16/2017	5,000,000	5,014,015
European Investment Bank Senior Notes 1.00% due 12/15/2017	3,000,000	3,005,568

10

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
SupraNational Banks (continued)
European Investment Bank Senior Notes 1.00% due 03/15/2018	$5,000,000	$5,007,845
Inter-American Development Bank Senior Notes 0.88% due 03/15/2018	2,000,000	2,004,006
Inter-American Development Bank Senior Notes 1.00% due 07/14/2017	4,000,000	4,007,440
Nordic Investment Bank Senior Notes 1.13% due 03/19/2018	4,000,000	4,018,280

		34,617,820

Total Foreign Government Obligations (cost $99,507,681)		99,542,236

U.S. GOVERNMENT TREASURIES — 10.9%
United States Treasury Notes — 10.9%
0.50% due 07/31/2017	5,000,000	4,994,920
0.75% due 06/30/2017	1,500,000	1,502,167
0.75% due 10/31/2017	4,000,000	4,005,936
0.88% due 04/15/2017	400,000	400,995
0.88% due 05/15/2017	2,000,000	2,005,000
0.88% due 11/15/2017	1,700,000	1,705,180
0.88% due 01/15/2018	9,100,000	9,129,147
1.00% due 09/15/2017	9,000,000	9,037,971
1.00% due 12/15/2017	1,500,000	1,507,383
1.88% due 08/31/2017	1,000,000	1,013,477
2.25% due 11/30/2017	7,000,000	7,149,296
2.63% due 01/31/2018	700,000	720,590

Total U.S. Government Treasuries (cost $43,121,660)		43,172,062

Total Long-Term Investment Securities (cost $355,965,335)		356,134,930

SHORT-TERM INVESTMENT SECURITIES — 10.1%
Certificates of Deposit — 1.7%
Bank of Nova Scotia Houston FRS 0.99% due 03/03/2017	1,200,000	1,199,544
Bank of Nova Scotia Houston FRS 1.03% due 04/13/2017	3,000,000	2,998,620
Nordea Bank Finland PLC NY FRS 0.91% due 02/13/2017	1,850,000	1,849,630
Royal Bank of Canada NY FRS 1.35% due 03/22/2018	500,000	499,600

		6,547,394

Commercial Paper — 7.9%
DBS Bank, Ltd. 0.61% due 08/25/2016*	2,000,000	1,999,440
Microsoft Corp. 0.42% due 09/14/2016*	3,271,000	3,269,430
Microsoft Corp. 0.44% due 09/28/2016*	3,000,000	2,998,050
Nederlandse Waterschapsbank NV 0.53% due 09/21/2016*	4,900,000	4,896,913
Nordea Bank AB 0.83% due 12/05/2016*	4,000,000	3,988,280
Novartis Finance Corp. 0.39% due 08/16/2016*	6,303,000	6,301,866

Security Description	Shares/ Principal Amount	Value (Note 3)
Commercial Paper (continued)
Siemens Capital Co. LLC 0.37% due 08/18/2016*	$4,000,000	$3,999,180
Wal-Mart Stores, Inc. 0.35% due 08/15/2016*	4,000,000	3,999,400

		31,452,559

Registered Investment Companies — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.46%(1)	1,919,997	1,919,997

Total Short-Term Investment Securities (cost $39,923,140)		39,919,950

TOTAL INVESTMENTS (cost $395,888,475)(2)	100.2%	396,054,880
Liabilities in excess of other assets	(0.2)	(652,104)

NET ASSETS	100.0%	$395,402,776

#	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $36,345,254 representing 9.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of July 31, 2016.
(2)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

11

SunAmerica Series Trust Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$94,464,713	$—	$94,464,713
Foreign Corporate Bonds & Notes	—	96,653,148	—	96,653,148
U.S. Government Agencies	—	22,302,771	—	22,302,771
Foreign Government Obligations	—	99,542,236	—	99,542,236
U.S. Government Treasuries	—	43,172,062	—	43,172,062
Short-Term Investment Securities:
Registered Investment Companies	1,919,997	—	—	1,919,997
Other Short-Term Securities	—	37,999,953	—	37,999,953

Total Investments at Value	$1,919,997	$394,134,883	$—	$396,054,880

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.5%
Pipelines	3.6
Real Estate Investment Trusts	3.4
Cable/Satellite TV	3.1
Telephone-Integrated	2.9
Oil Companies-Exploration & Production	2.9
Electric-Integrated	2.7
Oil Companies-Integrated	2.5
Banks-Commercial	2.0
Auto-Cars/Light Trucks	1.8
Finance-Investment Banker/Broker	1.8
Steel-Producers	1.6
Medical-Drugs	1.6
Medical-Hospitals	1.5
Multimedia	1.5
Food-Misc./Diversified	1.5
Containers-Paper/Plastic	1.3
Banks-Super Regional	1.2
Transport-Rail	1.1
Hotels/Motels	1.1
Finance-Credit Card	1.1
Medical-Biomedical/Gene	1.1
Data Processing/Management	1.1
Broadcast Services/Program	1.1
Aerospace/Defense	1.0
Brewery	1.0
Insurance-Life/Health	1.0
Medical-HMO	1.0
Insurance-Multi-line	0.9
Cellular Telecom	0.9
Television	0.9
Oil Refining & Marketing	0.8
Diversified Financial Services	0.8
Rental Auto/Equipment	0.8
Diversified Manufacturing Operations	0.8
Insurance-Mutual	0.8
Gas-Distribution	0.8
Medical Products	0.8
Investment Management/Advisor Services	0.8
Chemicals-Specialty	0.7
Enterprise Software/Service	0.7
Building Products-Wood	0.7
Real Estate Operations & Development	0.7
Commercial Services-Finance	0.7
Tobacco	0.7
Containers-Metal/Glass	0.6
Retail-Drug Store	0.6
Retail-Auto Parts	0.6
Finance-Consumer Loans	0.6
Beverages-Non-alcoholic	0.6
Electronic Components-Semiconductors	0.5
Casino Hotels	0.5
Time Deposits	0.5
Coatings/Paint	0.5
Advertising Agencies	0.5
E-Commerce/Services	0.5
Advertising Services	0.5
Machinery-General Industrial	0.5
Electric-Generation	0.5
Special Purpose Entities	0.5
Radio	0.5

Auto/Truck Parts & Equipment-Original	0.4%
Computers	0.4
Banks-Fiduciary	0.4
Electronic Measurement Instruments	0.4
Distribution/Wholesale	0.4
Trucking/Leasing	0.4
Independent Power Producers	0.4
Metal-Aluminum	0.4
Home Decoration Products	0.4
Diversified Operations	0.4
Aerospace/Defense-Equipment	0.4
Food-Meat Products	0.3
Consulting Services	0.3
Transport-Services	0.3
Food-Retail	0.3
Retail-Restaurants	0.3
Metal-Copper	0.3
E-Commerce/Products	0.3
Retail-Propane Distribution	0.3
Diagnostic Equipment	0.3
Building & Construction Products-Misc.	0.3
Airlines	0.3
Disposable Medical Products	0.3
Chemicals-Diversified	0.3
Electric Products-Misc.	0.3
Applications Software	0.3
Oil & Gas Drilling	0.3
Toys	0.3
Consumer Products-Misc.	0.3
Steel Pipe & Tube	0.3
Gold Mining	0.3
Insurance Brokers	0.3
Finance-Commercial	0.3
Publishing-Periodicals	0.3
Networking Products	0.3
Food-Baking	0.3
Office Automation & Equipment	0.2
Vitamins & Nutrition Products	0.2
Finance-Auto Loans	0.2
Retail-Building Products	0.2
Research & Development	0.2
SupraNational Banks	0.2
Schools	0.2
Retail-Discount	0.2
Food-Flour & Grain	0.2
Electric-Distribution	0.2
Electronic Forms	0.2
Wire & Cable Products	0.2
Sovereign	0.2
Racetracks	0.2
Advertising Sales	0.2
Physicians Practice Management	0.2
Electronic Components-Misc.	0.2
Satellite Telecom	0.2
Agricultural Chemicals	0.2
Specified Purpose Acquisitions	0.2
Direct Marketing	0.2
Semiconductor Equipment	0.2
Computers-Integrated Systems	0.2
Municipal Bonds & Notes	0.2
Retail-Bedding	0.2

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Machinery-Farming	0.2%
Paper & Related Products	0.2
Forestry	0.2
Steel-Specialty	0.2
Computer Services	0.2
Medical-Outpatient/Home Medical	0.1
Finance-Mortgage Loan/Banker	0.1
Apparel Manufacturers	0.1
Telecommunication Equipment	0.1
Rubber/Plastic Products	0.1
Cosmetics & Toiletries	0.1
Gambling (Non-Hotel)	0.1
Retail-Automobile	0.1
Internet Security	0.1
Human Resources	0.1
Insurance-Reinsurance	0.1
Computer Graphics	0.1
Medical-Generic Drugs	0.1
Computer Aided Design	0.1
Retail-Leisure Products	0.1
Transport-Air Freight	0.1
Energy-Alternate Sources	0.1
Non-Ferrous Metals	0.1
Telecom Services	0.1
Transactional Software	0.1
Security Services	0.1
Travel Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Theaters	0.1
Medical-Wholesale Drug Distribution	0.1
Diversified Minerals	0.1
Computer Software	0.1
Rubber-Tires	0.1
Casino Services	0.1
Food-Wholesale/Distribution	0.1
Decision Support Software	0.1
Printing-Commercial	0.1
Finance-Other Services	0.1
Oil-Field Services	0.1
Beverages-Wine/Spirits	0.1
Textile-Home Furnishings	0.1
Auto-Heavy Duty Trucks	0.1
Firearms & Ammunition	0.1
Machinery-Thermal Process	0.1
Electronic Security Devices	0.1
Food-Catering	0.1
Machine Tools & Related Products	0.1
Finance-Leasing Companies	0.1
Music	0.1
Commercial Services	0.1
Quarrying	0.1
Dialysis Centers	0.1
Retail-Sporting Goods	0.1
Educational Software	0.1

98.6%

Credit Quality#†

Aaa	0.3%
Aa	1.4
A	15.4
Baa	47.8
Ba	11.9
B	13.4
Caa	7.9
Ca	0.1
Not Rated@	1.8

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 82.8%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,177,124
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,060,015
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	265,702
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,219,606
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,894,353

		8,616,800

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	750,000	787,500
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026*	300,000	321,750
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	500,000	527,500
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	925,000	986,281

		2,623,031

Aerospace/Defense — 0.6%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,754,787
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,254,070
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,411,615
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	791,681

		10,212,153

Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	333,125
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	575,000	593,411
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026*	375,000	385,313
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,375,000	1,428,185
Transdigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	975,000	1,018,875

Security Description	Principal Amount	Value (Note 3)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	$500,000	$528,750

		4,287,659

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,183,335

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,036,844
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,556,732
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,608,042

		5,201,618

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	350,000	357,875
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	1,980,000	2,015,697

		2,373,572

Applications Software — 0.3%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	1,100,000	1,166,000
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	850,000	898,875
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	2,050,000	2,101,250
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024*	350,000	362,250
PTC, Inc. Senior Notes 6.00% due 05/15/2024	300,000	319,260

		4,847,635

Auto-Cars/Light Trucks — 1.6%
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,703,521
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	3,307,494
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	597,417
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	6,001,435
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,089,371

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Co. Senior Notes 5.20% due 04/01/2045	$2,250,000	$2,412,724
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,776,142
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,805,360
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	917,296
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,553,217
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,406,090

		26,570,067

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,175,000	1,267,531

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023	800,000	828,000
Lear Corp. Company Guar. Notes 5.25% due 01/15/2025	525,000	560,437
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	1,500,000	1,537,500
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	800,000	846,000
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	950,000	976,125
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	1,025,000	1,071,125

		5,819,187

Banks-Commercial — 1.9%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,817,983
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,502,352
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,301,419
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,502,481
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,523,739

Security Description	Principal Amount	Value (Note 3)
Banks-Commercial (continued)
Compass Bank Sub. Notes 3.88% due 04/10/2025	$3,110,000	$3,001,352
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,706,768
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	804,190
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,803,086
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	379,230
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,974,411
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,425,773
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,347,203

		32,089,987

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,667,648
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,768,741

		7,436,389

Banks-Super Regional — 1.2%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	628,238
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,762,038
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,449,189
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,771,261
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,396,583
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,096,384
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,255,630
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,640,508

		19,999,831

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	$645,000	$664,759
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	3,550,000	3,826,229
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,757,033

		6,248,021

Brewery — 1.0%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	5,000,000	5,179,255
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	5,050,000	5,422,104
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,983,249
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	840,000	885,120
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,852,906

		17,322,634

Broadcast Services/Program — 0.5%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	74,625
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	1,525,000	1,578,375
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	1,395,000	1,507,395
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,181,688
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,575,000	1,181,250
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	1,100,000	1,131,625

		7,654,958

Building & Construction Products-Misc. — 0.3%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	1,075,000	1,177,125
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,100,000	2,205,000

Security Description	Principal Amount	Value (Note 3)
Building & Construction Products-Misc. (continued)
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	$1,150,000	$1,244,875
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	600,000	630,000

		5,257,000

Building Products-Wood — 0.7%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,458,125
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,429,375
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	831,287

		11,718,787

Cable/Satellite TV — 2.0%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	825,000	851,813
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	388,125
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	1,075,000	1,144,875
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.25% due 09/30/2022	225,000	234,281
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	884,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	521,875
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.75% due 01/15/2024	300,000	316,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	475,000	501,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	325,000	346,938
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,477,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 6.63% due 01/31/2022	1,250,000	1,320,312

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	$1,625,000	$1,620,391
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	2,350,000	2,594,769
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	2,365,000	2,837,373
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,074,434
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	767,046
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,900,000	1,898,822
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	940,875
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026*	250,000	259,219
Neptune Finco Corp. Senior Notes 6.63% due 10/15/2025*	875,000	942,812
Neptune Finco Corp. Senior Notes 10.13% due 01/15/2023*	875,000	1,002,969
Neptune Finco Corp. Senior Notes 10.88% due 10/15/2025*	2,425,000	2,837,250
Time Warner Cable, Inc. Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,495,760
Time Warner Cable, Inc. Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	971,279
Time Warner Cable, Inc. Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,732,514
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 06/15/2039	690,000	854,911
Time Warner Cable, Inc. Senior Sec. Notes 8.75% due 02/14/2019	490,000	569,802

		34,387,070

Casino Hotels — 0.5%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*	175,000	186,594
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,825,000	1,955,031

Security Description	Principal Amount	Value (Note 3)
Casino Hotels (continued)
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	$1,075,000	$978,250
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	75,000	79,875
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	703,222
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,219,352
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024*	275,000	294,525
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,475,000	2,512,125

		8,928,974

Casino Services — 0.1%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	725,000	743,125
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Sec. Notes 9.50% due 06/15/2019*	711,000	731,441

		1,474,566

Cellular Telecom — 0.8%
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022	2,250,000	1,930,230
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	200,000	216,750
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,525,000	1,347,795
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	325,000	290,063
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,475,000	2,259,997
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	211,448
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	400,000	421,250
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	925,000	989,750
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,225,000	1,326,675

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	$975,000	$1,004,250
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,422,122
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	375,000	392,812
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,441,125

		13,254,267

Chemicals-Diversified — 0.3%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	982,661
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,569,771
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,425,000	1,204,125
Hexion Inc. Senior Sec. Notes 8.88% due 02/01/2018	1,250,000	1,115,625

		4,872,182

Chemicals-Plastics — 0.0%
Rohm & Haas Co. Company Guar. Notes 6.00% due 09/15/2017	402,000	421,587

Chemicals-Specialty — 0.7%
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	1,465,000	1,590,849
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	1,985,000	2,233,744
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	1,500,000	1,556,250
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	1,175,000	1,192,625
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,350,000	2,906,125
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	300,000	315,564
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	1,225,000	1,099,438
Valvoline, Inc. Company Guar. Notes 5.50% due 07/15/2024*	200,000	208,500

Security Description	Principal Amount	Value (Note 3)
Chemicals-Specialty (continued)
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	$925,000	$992,063

		12,095,158

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,862,466
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,084,314
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,513,409
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	899,908
Valspar Corp. Senior Notes 4.40% due 02/01/2045	1,415,000	1,405,258

		8,765,355

Commercial Services — 0.1%
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	571,313
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	287,375

		858,688

Commercial Services-Finance — 0.7%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,729,573
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,602,374
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,019,505
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,257,347
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,327,081
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,575,000	785,531
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	772,107

		11,493,518

Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	1,820,000	1,929,433

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Graphics — 0.1%
Southern Graphics, Inc. Company Guar. Notes 8.38% due 10/15/2020*	$1,950,000	$1,979,250

Computer Services — 0.2%
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020*	1,670,000	1,761,339
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	765,161

		2,526,500

Computer Software — 0.1%
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023	1,525,000	1,582,188

Computers — 0.4%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	810,769
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Notes 5.88% due 06/15/2021*	375,000	391,874
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,078,353
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,350,000	1,452,564
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	2,780,777

		7,514,337

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	775,000	780,812
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	626,563
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	286,000
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	1,325,000	1,371,375

		3,064,750

Consulting Services — 0.3%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	264,548
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,217,709

Security Description	Principal Amount	Value (Note 3)
Consulting Services (continued)
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	$3,060,000	$3,301,057

		5,783,314

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	2,350,000	2,399,937
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	300,000	316,500
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,250,000	1,353,125
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	600,000	648,000

		4,717,562

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 5.25% due 07/01/2025	1,875,000	2,025,000
BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,400,000	2,388,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	900,000	932,625
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	450,000	483,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	950,000	1,042,031

		6,871,406

Containers-Paper/Plastic — 1.3%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	1,175,000	1,213,188
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,025,000	2,116,125
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	550,000	583,688
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,802,500
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,862,618
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,331,937
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	1,007,585
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	410,625

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	$1,800,000	$1,858,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	200,000	211,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,250,000	2,340,000
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	739,596
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	782,268
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	575,000	604,469
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,130,094
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	502,906
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*	400,000	427,000
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	938,893
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	375,000	406,845

		21,270,212

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,183,281

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,974,606
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,423,353
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 10/15/2025	1,860,000	2,152,498
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	1,250,000	1,282,812
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,950,000	3,969,671

Security Description	Principal Amount	Value (Note 3)
Data Processing/Management (continued)
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	$750,000	$771,563
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,524,095

		18,098,598

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	350,000	371,000
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	975,000	1,061,970

		1,432,970

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	680,413

Diagnostic Equipment — 0.3%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	4,475,000	3,814,937
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	1,470,000	1,540,732

		5,355,669

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	525,000	530,906
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	283,880

		814,786

Direct Marketing — 0.2%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	3,425,000	3,133,875

Disposable Medical Products — 0.3%
CR Bard, Inc. Senior Notes 3.00% due 05/15/2026	2,215,000	2,278,502
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,525,000	2,613,375

		4,891,877

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	1,125,000	1,161,562
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	236,813

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale (continued)
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	$450,000	$483,750
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	650,000	688,187
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	425,000	452,561
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	1,000,000	1,045,000
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,877,202
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	232,313

		7,177,388

Diversified Banking Institutions — 6.3%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,117,175
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,036,004
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,613,410
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,635,744
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,319,236
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,526,023
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,441,887
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,365,845
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,250,455
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,450,276
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,514,127
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,388,230
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,845,950

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	$3,000,000	$3,289,389
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,654,024
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,144,279
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	5,039,039
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,711,826
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,542,864
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,063,797
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,486,306
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,749,331
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,522,134
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,223,628
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,222,822
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,648,235
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	621,986

		105,424,022

Diversified Manufacturing Operations — 0.7%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	4,013,000	4,290,591
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	974,497
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,812,180
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	960,176
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,102,224

		12,139,668

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services — 0.5%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	$4,450,000	$4,739,926
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,045,361
Match Group, Inc. Senior Notes 6.38% due 06/01/2024*	500,000	534,375
Match Group, Inc. Senior Notes 6.75% due 12/15/2022*	1,925,000	2,026,063

		8,345,725

Educational Software — 0.1%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	925,000	809,375

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,556,662
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,055,000
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	250,000	256,875

		4,868,537

Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	243,840	251,838
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,237,790

		2,489,628

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026*	1,240,000	1,301,689
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	1,880,000	2,070,446

		3,372,135

Electric-Integrated — 2.7%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,606,380
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	3,026,240
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,303,087
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	866,445

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	$1,367,000	$1,625,556
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	151,701
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,515,807
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,632,279
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,251,722
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	549,783
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	614,480
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(1)	16,324	16,324
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,099,426
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	6,252,943
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,121,841
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,185,439
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,209,764
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,707,427
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	642,578
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,294,615
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	779,988
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	5,176,710
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	885,196

		45,515,731

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	$1,100,000	$1,167,349

Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024	500,000	458,750
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,564,821
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,630,602
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	900,000	805,500
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	425,000	381,437
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	475,000	426,312
Microsemi Corp. Company Guar. Notes 9.13% due 04/15/2023*	975,000	1,106,625
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025*	1,300,000	1,408,875

		8,782,922

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,515,475

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,212,407
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,704,464
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,327,258

		7,244,129

Electronic Security Devices — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	875,000	916,563

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,325,000	1,329,969
TerraForm Power Operating LLC FRS Company Guar. Notes 6.13% due 06/15/2025*	525,000	522,375

		1,852,344

Security Description	Principal Amount	Value (Note 3)
Enterprise Software/Service — 0.7%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	$2,950,000	$2,404,250
Ensemble S Merger Sub, Inc. Senior Notes 9.00% due 09/30/2023*	1,800,000	1,838,250
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	2,400,000	2,364,000
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(2)	2,850,000	2,671,875
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,675,000	2,648,250

		11,926,625

Finance-Auto Loans — 0.2%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	301,500
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	227,250
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	25,000	25,406
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	615,000
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	877,594
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,950,000	2,030,438

		4,077,188

Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	657,812
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*(1)	2,400,000	2,653,541

		3,311,353

Finance-Consumer Loans — 0.6%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	7,178,000	8,147,963
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,300,000	1,199,250
Navient Corp. Senior Notes 6.63% due 07/26/2021	300,000	303,000
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	231,875

		9,882,088

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	$3,550,000	$3,703,076
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,663,690
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,290,485
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,305,880
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,716,095

		18,679,226

Finance-Investment Banker/Broker — 1.6%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	3,810,000	4,140,552
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,463,637
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,212,149
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	5,715,000	6,564,169
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,492,104
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,133,360
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,582,235
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	883,133
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,853,952

		26,325,291

Finance-Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,450,000	2,428,563

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,388,003

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	250,000

Security Description	Principal Amount	Value (Note 3)
Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	$1,525,000	$1,239,063

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024*	1,075,000	1,109,938

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	450,000	448,594
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	1,000,000	1,106,250
Post Holdings, Inc. Company Guar. Notes 8.00% due 07/15/2025*	1,950,000	2,237,625

		3,792,469

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	550,000	581,741
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	781,875
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,607,431
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,388,495
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,508,854

		5,868,396

Food-Misc./Diversified — 1.1%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	2,350,000	2,144,375
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,586,862
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026*	1,355,000	1,385,405
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	3,405,000	3,748,507
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	2,810,000	3,056,934
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	1,830,000	2,211,491
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	3,148,107

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	$525,000	$542,062
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024*	650,000	690,625

		18,514,368

Food-Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	900,000	956,250
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,425,389
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,348,378

		5,730,017

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,463,000

Forestry — 0.2%
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,377,825
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,302,624

		2,680,449

Gambling (Non-Hotel) — 0.1%
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,375,000	1,479,844
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	650,000	663,403

		2,143,247

Gas-Distribution — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	650,000	672,750
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,600,000	1,676,000
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	269,475
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,781,368
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,998,489

Security Description	Principal Amount	Value (Note 3)
Gas-Distribution (continued)
Sempra Energy Senior Notes 3.55% due 06/15/2024	$3,000,000	$3,170,193
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,513,242

		13,081,517

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	842,687

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,823,830
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	2,150,000	2,252,125

		6,075,955

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*	450,000	455,346

Hotels/Motels — 1.1%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,625,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,446,287
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,607,912
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,705,301
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,086,077
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,209,943

		18,680,520

Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	1,850,000	2,016,500

Independent Power Producers — 0.4%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	199,500
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,222,219
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	342,062
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,654,062

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	$800,000	$806,400
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027*	525,000	519,094
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	400,000	410,500
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	182,000	194,740

		6,348,577

Insurance Brokers — 0.3%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(2)	1,250,000	1,206,250
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,925,000	2,932,312
HUB International, Ltd. Sec. Notes 9.25% due 02/15/2021*	350,000	369,250

		4,507,812

Insurance-Life/Health — 1.0%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,054,318
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,844,372
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,531,036
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,799,918
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,918,767
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,064,488
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,819,289
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,141,209

		17,173,397

Insurance-Multi-line — 0.5%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	645,615
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	931,357

Security Description	Principal Amount	Value (Note 3)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	$2,255,000	$2,934,887
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,580,086

		9,091,945

Insurance-Mutual — 0.8%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,291,890
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	760,226
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	645,978
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,361,390
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	586,227
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,215,775
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(1)	1,250,000	1,569,293

		13,430,779

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	2,011,616

Internet Security — 0.1%
Blue Coat Holdings, Inc. Company Guar. Notes 8.38% due 06/01/2023*	825,000	928,125
VeriSign, Inc. Senior Notes 4.63% due 05/01/2023	925,000	951,594
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	150,000	156,750

		2,036,469

Investment Management/Advisor Services — 0.7%
BlackRock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,442,126
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,181,616
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	304,224
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,440,557

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)
FMR LLC Notes 7.49% due 06/15/2019*	$400,000	$462,866
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,062,367
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	987,904

		11,881,660

Machine Tools & Related Products — 0.1%
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	1,050,000	1,102,500

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,750,000	3,016,973

Machinery-General Industrial — 0.5%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	1,075,000	997,062
Manitowoc Foodservice, Inc. Senior Notes 9.50% due 02/15/2024*	350,000	396,813
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	325,504
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,757,911
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	2,650,000	2,828,875

		8,306,165

Machinery-Material Handling — 0.0%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	400,000	412,000

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	1,150,000	1,184,500

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	798,746

Medical Products — 0.6%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,767,889
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	1,004,359

Security Description	Principal Amount	Value (Note 3)
Medical Products (continued)
Hill-Rom Holdings, Inc. Senior Notes 5.75% due 09/01/2023*	$400,000	$417,500
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	2,001,682
Stryker Corp. Senior Notes 3.50% due 03/15/2026	890,000	954,678
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	102,250
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	936,000
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,686,319
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	736,510

		9,607,187

Medical-Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,627,844
Biogen, Inc. Senior Notes 4.05% due 09/15/2025	3,180,000	3,481,165
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,820,743
Celgene Corp. Senior Notes 5.00% due 08/15/2045	3,630,000	4,224,046
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	2,110,000	2,301,923
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,942,278

		18,397,999

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,989,398
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,711,464
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,758,131
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	752,075
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	300,000	260,250

		11,471,318

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 1.0%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	$2,910,000	$2,983,288
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	1,900,000	1,977,547
MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*	1,625,000	1,733,672
UnitedHealth Group, Inc. Senior Note 2.70% due 07/15/2020	1,000,000	1,047,145
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	3,187,857
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,536,751
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,923,545
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	943,409

		16,333,214

Medical-Hospitals — 1.5%
Acadia Healthcare Co, Inc. Company Guar. Notes 6.50% due 03/01/2024	975,000	1,007,292
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	775,000	771,125
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,950,000	3,397,000
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,835,000
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,626,984
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	525,000	556,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,150,000	2,237,354
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	925,000	989,750
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	1,075,000	1,220,125
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,300,000	2,208,000
LifePoint Health, Inc. Company Guar. Notes 5.38% due 05/01/2024*	275,000	281,188

Security Description	Principal Amount	Value (Note 3)
Medical-Hospitals (continued)
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	$1,550,000	$1,626,865
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	659,375
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,122,188
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	825,000	829,125
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,450,000	1,395,625
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	2,925,000	3,020,062

		25,783,558

Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,350,000	2,467,500

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,500,000	1,691,250

Metal Processors & Fabrication — 0.0%
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 9.75% due 06/15/2019*(2)	710,437	426,262

Metal-Aluminum — 0.4%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,342,230
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,771,250

		6,113,480

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,550,000	1,333,077
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	1,950,000	1,511,250
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,765,786
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,026,180

		5,636,293

MRI/Medical Diagnostic Imaging — 0.1%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,650,000	1,716,000

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 1.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	$1,000,000	$1,091,369
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,215,038
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,413,482
21st Century Fox America, Inc. Company Guar. Notes 8.00% due 10/17/2016	650,000	659,099
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,854,828
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,252,709
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,730,244
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,607,516
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	2,615,000	3,023,539
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,959,135
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	1,570,000	2,080,994
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	1,946,158

		21,834,111

Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Senior Notes 7.63% due 06/15/2024*	675,000	723,938
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	150,000	152,250

		876,188

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	400,000	408,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	2,150,000	2,242,171
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	673,520
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	856,926

		4,180,617

Security Description	Principal Amount	Value (Note 3)
Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	$2,200,000	$1,951,763
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	658,665
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,443,250

		4,053,678

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,496,509
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	550,000	512,875
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	725,000	694,187
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,075,000	1,064,250
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	325,000	214,500
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	925,000	397,750
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	307,938
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,575,000	1,571,062
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	343,875
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	700,000	451,500
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	200,000	147,000
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	450,000	391,500
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	1,050,000	950,250
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	200,000	203,000
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	391,875
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	375,000	187,500

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	$250,000	$127,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	150,000	85,500
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	150,000	151,125
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	1,475,000	1,511,875
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*†(3)(4)	1,000,000	920,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	1,938,318
Hess Corp. Senior Notes 8.13% due 02/15/2019	3,000,000	3,389,883
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	700,000	633,500
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	273,000
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	340,375
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	500,000	220,000
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	3,856,688
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	325,000	310,375
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	950,000	938,125
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,925,000	1,410,062
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	714,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	1,100,000	959,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	125,000	105,000
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	100,000	100,375

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
PDC Energy, Inc. Company Guar. Notes 7.75% due 10/15/2022	$250,000	$258,125
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	400,000	377,000
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	300,000	301,500
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	675,000	641,250
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	725,000	667,000
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	75,000	72,750
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,375,000	1,340,625
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	175,000	175,438
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	825,000	845,625
SM Energy Co. Senior Notes 5.00% due 01/15/2024	475,000	380,000
SM Energy Co. Senior Notes 5.63% due 06/01/2025	525,000	435,750
SM Energy Co. Senior Notes 6.50% due 01/01/2023	725,000	616,250
Southwestern Energy Co. Senior Notes 4.10% due 03/15/2022	350,000	309,750
Whiting Petroleum Corp. Company Guar. Notes 5.00% due 03/15/2019	75,000	65,438
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	325,000	272,188
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	1,850,000	1,528,562
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	150,000	128,250
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	73,875
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	250,000	245,155

		39,045,553

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,521,302

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Chevron Corp. Senior Notes 2.10% due 05/16/2021	$3,400,000	$3,475,803
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	633,629
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	906,140

		6,536,874

Oil Refining & Marketing — 0.8%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	450,000	470,250
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,625,000	1,381,250
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,838,911
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	785,119
Northern Tier Energy LLC/Northern Tier Finance Corp. Senior Sec. Notes 7.13% due 11/15/2020	875,000	885,937
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,741,754
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,466,312
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	944,122
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,895,477
Western Refining Logistics LP/WNRL Finance Corp. Company Guar. Notes 7.50% due 02/15/2023	1,500,000	1,488,750

		13,897,882

Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	513,188
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,144,250
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,354,474
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(3)(5)(6)	250,000	25

		3,011,937

Security Description	Principal Amount	Value (Note 3)
Physicians Practice Management — 0.2%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	$2,875,000	$2,925,312
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	325,000	338,813

		3,264,125

Pipelines — 3.4%
Access Midstream Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	375,000	374,098
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(1)	375,000	359,063
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,227,437
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,515,685
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022	700,000	656,684
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023	1,175,000	1,092,750
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	2,050,000	2,056,334
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,386,034
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,803,196
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,439,946
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	756,783
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	1,475,000	1,477,651
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	150,000	151,875
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	1,675,000	1,716,875
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,713,500
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,645,171

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	$570,000	$618,693
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,192,490
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	375,000	367,470
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	1,050,000	1,039,805
MPLX LP Company Guar. Notes 4.88% due 06/01/2025*	825,000	824,260
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	525,000	524,188
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	1,000,000	1,053,363
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	425,000	381,438
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	750,000	774,375
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	350,000	357,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	875,000	893,323
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	875,000	915,469
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,415,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,525,000	1,406,812
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 7.50% due 07/01/2021	400,000	397,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	750,000	768,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	702,068
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	500,000	520,000

Security Description	Principal Amount	Value (Note 3)
Pipelines (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	$875,000	$922,583
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,511,478
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	175,000	166,688
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,577,834
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,865,574
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	800,000	794,506
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	525,000	536,880

		56,900,754

Printing-Commercial — 0.1%
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	1,350,000	1,410,750

Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	500,000	525,000

Publishing-Periodicals — 0.3%
Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	1,625,000	1,669,688
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,700,000	2,784,375

		4,454,063

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	875,000	840,000

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	475,000	509,438
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	550,000	586,438
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	2,150,000	2,233,312

		3,329,188

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	$700,000	$294,000
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	1,050,000	1,047,375
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*	1,325,000	1,235,562
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,335,347
Sirius XM Radio, Inc. Senior Notes 5.38% due 07/15/2026*	1,150,000	1,172,287
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,276,500
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	1,325,000	1,325,000

		7,686,071

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	1,000,000	1,009,175
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,189,781
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,193,201
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,273,513
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	940,193
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,770,354
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,517,188
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,389,466
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,772,535
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,998,319
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,771,621
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,995,011
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,384,405

Security Description	Principal Amount	Value (Note 3)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	$2,815,000	$2,895,489
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	525,000	539,275
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	515,728
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,372,365
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,355,664
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,322,984
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	875,000	883,750
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,033,805
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,193,154
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,005,541
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	534,609
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	786,035
Welltower, Inc. Senior Notes 4.13% due 04/01/2019	200,000	211,099
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,988,280
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,965,747

		54,808,287

Real Estate Operations & Development — 0.7%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	2,270,000	2,314,962
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,341,306
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	5,200,000	5,798,889
Susa Partnership LP Company Guar. Notes 8.20% due 06/01/2017	250,000	263,595

		11,718,752

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	$735,000	$735,000

Rental Auto/Equipment — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	400,000	377,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	325,000	322,563
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	1,325,000	1,348,187
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	818,959
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,053,162
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,176,555
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,625,000	1,706,250
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	525,000	534,188
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	525,000	539,705
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	20,000	20,778

		13,897,347

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,800,000	4,031,040

Resorts/Theme Parks — 0.0%
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(1)(6)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	400,000	412,000

		412,000

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	907,985
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	4,072,485
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,422,468

Security Description	Principal Amount	Value (Note 3)
Retail-Auto Parts (continued)
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	$975,000	$1,016,543
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	680,000	728,117
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	862,835
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,157,075

		10,167,508

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	2,043,037

Retail-Bedding — 0.2%
Serta Simmons Bedding LLC Senior Notes 8.13% due 10/01/2020*	2,925,000	3,056,625

Retail-Building Products — 0.2%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	2,100,000	1,911,000
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	2,164,126

		4,075,126

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,500,000	1,576,797
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	2,010,000	2,227,225

		3,804,022

Retail-Drug Store — 0.6%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,647,089
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	1,785,000	1,982,246
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	2,240,000	2,494,059
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,608,911
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*(6)	451,143	492,062
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,925,000	2,042,906

		10,267,273

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,775,000	1,868,188

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(2)	$850,000	$671,500

Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	725,000	779,375

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,675,000	1,524,250
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	859,750
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	525,000	460,687
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,052,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	248,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,291,000	1,342,640

		5,488,702

Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Senior Sec. Notes 5.88% due 07/01/2023*	350,000	358,785

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	104,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	150,000	158,718
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	825,000	867,281
Yum! Brands, Inc. Senior Notes 3.88% due 11/01/2023	1,250,000	1,231,250

		2,361,749

Retail-Sporting Goods — 0.1%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023*	775,000	811,813

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	900,000	948,375

Security Description	Principal Amount	Value (Note 3)
Rubber-Tires (continued)
Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	$575,000	$608,063

		1,556,438

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,425,000	2,206,750

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,652,496
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,154,530

		3,807,026

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,950,000	2,008,500

Special Purpose Entities — 0.5%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	782,533	889,473
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,580,000	1,956,040
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	4,930,000	5,015,003

		7,860,516

Specified Purpose Acquisitions — 0.2%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	3,000,000	3,135,000

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	494,367
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,464,595
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,679,339

		4,638,301

Steel-Producers — 1.3%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,878,691
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,655,429
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	5,725,000	5,940,518
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	471,375

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	$1,200,000	$1,272,000
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	325,000	341,250
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,223,464
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	4,997,916

		21,780,643

Steel-Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,575,000	2,557,284

Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	1,425,000	1,489,125

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	1,400,000	1,477,000
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	850,000	884,000

		2,361,000

Telephone-Integrated — 2.4%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	4,096,036
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,726,857
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,660,037
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,695,159
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,689,303
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,438,301
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026*	100,000	104,625
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	600,000	629,250
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 05/01/2025	1,450,000	1,522,500

Security Description	Principal Amount	Value (Note 3)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	$1,875,000	$1,607,813
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	8,631,689
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	3,001,000	3,383,501
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	5,146,419

		40,331,490

Television — 0.9%
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,093,813
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,734,725
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	800,000	838,000
Gray Television, Inc. Senior Notes 5.88% due 07/15/2026*	775,000	796,700
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,675,000	1,748,281
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,115,312
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	175,000	177,844
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	2,325,000	2,400,562
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	1,125,000	1,209,375
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	2,275,000	2,320,500

		14,435,112

Textile-Home Furnishings — 0.1%
Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021	1,250,000	1,293,750

Theaters — 0.1%
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,675,000	1,695,938

Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	277,904
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	3,660,000	4,132,231

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	$3,700,000	$4,865,826
Reynolds American, Inc. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,184,462
Reynolds American, Inc. Company Guar. Notes 7.00% due 08/04/2041	810,000	1,027,065

		11,487,488

Toys — 0.3%
Hasbro, Inc. Senior Notes 3.15% due 05/15/2021	3,100,000	3,214,455
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,533,036

		4,747,491

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,675,000	1,807,962

Transport-Air Freight — 0.1%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,857,625

Transport-Rail — 0.7%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	140,505	153,776
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,195,306
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,085,586
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,978,993
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,991,761
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,336,181
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	571,478

		11,313,081

Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,592,178
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,343,606

Security Description	Principal Amount	Value (Note 3)
Transport-Services (continued)
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	$2,000,000	$2,026,576
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	813,989

		5,776,349

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.25% due 11/15/2023*	475,000	497,563
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,225,000	1,283,187

		1,780,750

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,427,216
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,087,568

		6,514,784

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	2,550,000	2,682,771
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	1,270,000	1,396,505

		4,079,276

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	525,000	553,875
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	175,000	183,750
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,000,000	1,000,000
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,675,000	1,733,625

		3,471,250

Total U.S. Corporate Bonds & Notes (cost $1,320,720,818)		1,396,837,830

FOREIGN CORPORATE BONDS & NOTES — 14.1%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	625,000	657,813

Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,529,749

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Advertising Services (continued)
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	$2,460,000	$2,746,187
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	2,045,669

		8,321,605

Aerospace/Defense — 0.4%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,146,756
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,022,730

		7,169,486

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,250,000	1,050,000

Auto-Cars/Light Trucks — 0.2%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,954,717

Auto/Truck Parts & Equipment-Original — 0.1%
International Automotive Components Group SA Sec. Notes 9.13% due 06/01/2018*(1)	1,375,000	1,357,812
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2023*	525,000	544,688
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(2)	400,000	408,500

		2,311,000

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,907,473

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,912,931

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,343,898

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	845,998
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,764,843

		9,610,841

Security Description	Principal Amount	Value (Note 3)
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	$475,000	$500,531

Cable/Satellite TV — 1.1%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	2,100,000	2,065,875
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	1,650,000	1,673,760
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	5,175,568
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,310,062
Numericable - SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	500,000	487,500
Numericable - SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	767,500
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,150,000	1,148,563
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,714,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	725,000	750,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	725,000	757,625
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	597,750
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	354,375
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	750,000	748,125
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	402,500
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	446,625

		18,400,578

Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,075,000	1,893,438

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,150,000	1,170,125

39

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	$200,000	$204,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	668,720
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,800,000	1,899,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	110,846

		4,053,191

Diversified Financial Services — 0.8%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	2,434,000	2,523,720
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	10,653,000	11,679,182

		14,202,902

Diversified Minerals — 0.1%
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	925,000	721,500
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021*	175,000	186,813
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	650,000	706,875

		1,615,188

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,850,000	1,937,875
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,565,827
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,303,710

		5,807,412

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	3,760,000	3,823,096
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	1,620,000	1,685,335

		5,508,431

Security Description	Principal Amount	Value (Note 3)
Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	$1,100,000	$1,225,258

Electric-Integrated — 0.0%
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	610,294

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	1,935,000	2,038,561

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	378,438

Electronic Security Devices — 0.0%
Allegion PLC Company Guar. Notes 5.88% due 09/15/2023	225,000	239,625

Finance-Commercial — 0.1%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,125,000	1,153,125

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,885,847

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 07/01/2022	1,025,000	1,100,932

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,342,300
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,856,630

		4,198,930

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,171,205

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	638,582
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	761,250
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,367,043

		3,766,875

40

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	$4,000,000	$5,623,280

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	862,689

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,475,000	1,290,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,575,000	1,452,937
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	696,000

		3,439,562

Medical-Drugs — 0.9%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,100,000	959,068
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,425,000	1,229,062
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	1,825,000	1,902,562
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	3,167,958
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	3,320,757
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	400,000	330,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	950,000	811,063
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,082,250
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,450,000	1,203,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	1,675,000	1,557,750

		15,563,970

Security Description	Principal Amount	Value (Note 3)
Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	$955,000	$993,503
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	945,790

		1,939,293

Multimedia — 0.2%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,150,115

Networking Products — 0.3%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	4,000,000	4,333,128

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,851,722

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	723,975

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,095,545
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,111,617
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,053,377
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(1)(6)	75,000	2

		9,260,541

Oil Companies-Integrated — 2.1%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,608,759
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,867,422
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,599,138
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,918,040
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,435,357
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,035,264
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	3,019,328

41

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	$575,000	$585,062
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,529,550
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,726,400
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,131,865
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,690,484
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	1,054,338

		35,201,007

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(1)	500,000	649,616

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	625,000	462,500
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	950,000	885,875

		1,348,375

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	2,940,694

Retail-Restaurants — 0.2%
1011778 B.C. ULC/New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	3,125,000	3,277,344

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	753,250
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,875,000	1,331,250
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	800,000	764,000
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	850,000	195,500
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	145,312

		3,189,312

Security Description	Principal Amount	Value (Note 3)
Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	$2,075,000	$1,784,500

Seismic Data Collection — 0.0%
CGG SA Company Guar. Notes 6.88% due 01/15/2022	675,000	307,125

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	1,000,000	1,060,000

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	2,025,000	2,145,872
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,595,704

		5,741,576

SupraNational Banks — 0.2%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	919,776
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,184,250
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,716,652

		3,820,678

Telecom Services — 0.0%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	375,000	348,281

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,257,363
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,690,544
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,872,367
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,075,031

		8,895,305

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,272,174

42

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	$2,950,000	$4,163,090

		7,435,264

Total Foreign Corporate Bonds & Notes (cost $229,524,038)		238,737,877

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. Bonds zero coupon due 01/15/2021 (cost $450,322)	640,000	605,770

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,057,331

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	916,988
State of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,425,350

Total Foreign Government Obligations (cost $3,035,991)		3,342,338

COMMON STOCKS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(1)(6)	9,354	8,138
Lone Pine Resources, Inc.†(1)(6)	9,354	47

Total Common Stocks (cost $72,855)		8,185

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.†(1)(6) Class D, 5.67%	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,390,000

Total Preferred Securities (cost $2,274,140)		1,390,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,025,737

Security Description	Principal Amount	Value (Note 3)
Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	$2,400,000	$1,518,000

Electric-Generation — 0.3%
Electricite de France SA VRS 5.63% due 01/22/2024*(7)	5,000,000	4,898,750

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,440,000
USF&G Capital III 8.31% due 07/01/2046*	250,000	343,592

		1,783,592

Total Preferred Securities/ Capital Securities (cost $10,969,290)		11,226,079

Total Long-Term Investment Securities (cost $1,570,567,454)		1,655,205,710

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016 (cost $8,818,000)	8,818,000	8,818,000

TOTAL INVESTMENTS (cost $1,579,385,454)(8)	98.6%	1,664,023,710
Other assets less liabilities	1.4	22,879,185

NET ASSETS	100.0%	$1,686,902,895

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $416,254,017 representing 24.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security. At July 31, 2016, the aggregate value of these securities was $4,769,260 representing 0.3% of net assets.
(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Company has filed for bankruptcy protection.
(4)	Security in default
(5)	Security in default of interest and principal at maturity.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	See Note 4 for cost of investments on a tax basis.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

43

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The rates shown on FRS and VRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
75	Long	U.S. Treasury Long Bonds	September 2016	$12,231,028	$13,082,812	$851,784

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$3,011,912	$25	$3,011,937
Resorts/Theme Parks	—	412,000	0	412,000
Retail-Drug Store	—	9,775,211	492,062	10,267,273
Other Industries	—	1,383,146,620	—	1,383,146,620
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	9,260,539	2	9,260,541
Other Industries	—	229,477,336	—	229,477,336
U.S. Government Agencies	—	605,770	—	605,770
Municipal Bonds & Notes	—	3,057,331	—	3,057,331
Foreign Government Obligations	—	3,342,338	—	3,342,338
Common Stocks	—	—	8,185	8,185
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,390,000	—	—	1,390,000
Preferred Securities/Capital Securities	—	11,226,079	—	11,226,079
Short-Term Investment Securities	—	8,818,000	—	8,818,000

Total Investments at Value	$1,390,000	$1,662,133,136	$500,574	$1,664,023,710

Other Financial Instruments:+
Futures Contracts	$851,784	$—	$—	$851,784

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

44

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Industry Allocation*

Sovereign	52.8%
United States Treasury Notes	16.0
Registered Investment Companies	13.0
Diversified Financial Services	8.1
United States Treasury Bonds	3.0
Banks-Special Purpose	2.1
Sovereign Agency	1.9
Banks-Commercial	1.4
Federal National Mtg. Assoc.	1.3
Winding-Up Agency	0.9
Federal Home Loan Mtg. Corp.	0.8
Federal Home Loan Bank	0.4
Electric-Integrated	0.4
SupraNational Banks	0.3
Brewery	0.3
Tobacco	0.2
Retail-Drug Store	0.2
Medical-Drugs	0.1
Oil Companies-Integrated	0.1
Electric-Generation	0.1
Real Estate Investment Trusts	0.1

103.5%

Country Allocation*

United States	38.7%
Japan	24.0
Italy	8.3
United Kingdom	5.8
Germany	5.7
France	5.4
Cayman Islands	4.3
Spain	3.6
Netherlands	2.1
Canada	1.6
Belgium	1.1
Australia	0.8
Denmark	0.4
Brazil	0.4
SupraNational	0.3
Sweden	0.3
Mexico	0.2
Venezuela	0.2
Dominican Republic	0.1
Indonesia	0.1
Israel	0.1

103.5%

Credit Quality#†

Aaa	37.9%
Aa	12.4
A	27.4
Baa	13.7
Ba	0.6
B	0.4
Caa	0.2
Ca	0.3
Not Rated@	7.1

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description			Principal Amount**	Value (Note 3)
ASSET BACKED SECURITIES — 8.1%
Cayman Islands — 4.3%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 1.41% due 11/01/2018*(1)	$		726,723	$721,390
Acis CLO, Ltd. FRS Series 2013-2A, Class A 1.17% due 10/14/2022*(1)			208,991	207,118
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.37% due 10/14/2022*(1)			1,777,628	1,718,526
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.91% due 04/18/2024*(1)			2,450,000	2,350,479
Apidos CLO, Ltd. FRS Series 2012-10A, Class A 2.06% due 10/30/2022*(1)			5,500,000	5,489,000
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 1.03% due 02/01/2022*(1)			636,907	627,701
Duane Street CLO IV, Ltd. FRS Series 2007-4A, Class A1R 0.89% due 11/14/2021*(1)			1,812,039	1,793,266
OCP CLO, Ltd. VRS Series 2014-5A, Class ACOM 1.42% due 04/26/2026*(1)			2,700,000	2,597,116
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.57% due 11/22/2023*(1)			1,864,713	1,823,681
OFSI Fund V, Ltd. VRS Series 2013-5A, Class ACOM 1.95% due 04/17/2025*(1)			1,600,000	1,543,344
OFSI Fund VI, Ltd. Series 2014-6A, Class ACOM 1.83% due 03/20/2025*(1)			2,900,000	2,787,248
Red River CLO, Ltd. FRS Series 1X, Class A 0.91% due 07/27/2018(1)			2,764	2,760
Red River CLO, Ltd. FRS Series 1A, Class A 0.91% due 07/27/2018*(1)			953	952
Trinitas CLO II, Ltd. VRS Series 2014-2A, Class ACOM 2.02% due 07/15/2026*(1)			1,400,000	1,349,412
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 2.21% due 04/15/2026*(1)			2,200,000	2,193,910

				25,205,903

United Kingdom — 0.5%
Aire Valley Mtgs. PLC FRS Series 2006-1A, Class 1A 0.87% due 09/20/2066*(2)			1,243,687	1,191,166
Aire Valley Mtgs. PLC FRS Series 2007-1A, Class 2A1 0.89% due 09/20/2066*(2)			992,214	951,014
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.03% due 09/21/2038(2)		EUR	39,644	47,385

Security Description		Principal Amount**	Value (Note 3)
United Kingdom (continued)
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.88% due 09/21/2038(2)	$	555,016	$593,161

			2,782,726

United States — 3.3%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 1.51% due 02/25/2043*		739,820	727,289
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.70% due 03/20/2046(2)		618,716	458,699
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.76% due 02/25/2036(2)		674,392	535,699
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.72% due 04/25/2037		750,000	465,874
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.73% due 06/25/2047(2)		670,978	456,904
Navient Student Loan Trust FRS Series 2016-5A, Class A 1.74% due 07/25/2065*		2,900,000	2,900,000
Scholar Funding Trust FRS Series 2010-A, Class A 1.49% due 10/28/2041*		862,878	824,735
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 1.56% due 11/20/2034(2)		70,397	67,040
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.76% due 12/15/2032*		2,006,375	1,807,624
SLM Student Loan Trust FRS Series 2007-2, Class A4 0.77% due 07/25/2022		2,100,000	1,944,114
SLM Student Loan Trust FRS Series 2007-1, Class A5 0.80% due 01/26/2026		1,336,241	1,293,769
SLM Student Loan Trust FRS Series 2005-4, Class A3 0.83% due 01/25/2027		1,761,385	1,689,702
SLM Student Loan Trust FRS Series 2008-2, Class A3 1.46% due 04/25/2023		464,954	449,864
SLM Student Loan Trust FRS Series 2008-4, Class A4 2.36% due 07/25/2022		1,043,362	1,050,277
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.41% due 07/25/2023		2,241,014	2,243,643
SunTrust Student Loan Trust FRS Series 2006-1A, Class A4 0.93% due 10/28/2037*		2,033,533	1,864,831
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.44% due 06/25/2046(2)		469,657	325,567

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 3)
ASSET BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 2.86% due 12/28/2037(2)	$		609,262	$528,293

				19,633,924

Total Asset Backed Securities (cost $48,517,230)				47,622,553

CORPORATE BONDS & NOTES — 7.3%
France — 0.4%
Dexia Credit Local SA Government Liquid Guar. Notes 1.88% due 03/28/2019*			2,500,000	2,524,458

Germany — 3.0%
FMS Wertmanagement AoeR Government Guar. Notes zero coupon due 02/26/2019		EUR	4,600,000	5,192,945
KFW Government Guar. Notes 0.05% due 11/30/2017		EUR	1,700,000	1,913,523
KFW Government Guar. Notes 1.13% due 08/06/2018			9,200,000	9,242,467
KFW Government Guar. Notes 5.00% due 12/01/2020		SEK	2,000,000	283,335
KFW Government Guar. Notes 6.00% due 08/20/2020		AUD	800,000	698,802

				17,331,072

Italy — 0.8%
Banca Monte dei Paschi di Siena SpA Government Liquid Guar. Notes 3.50% due 03/20/2017		EUR	4,400,000	5,008,648

Japan — 1.5%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018		JPY	860,000,000	8,724,767

Mexico — 0.0%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019		MXN	4,310,000	226,878

Netherlands — 0.6%
EDP Finance BV Senior Notes 2.63% due 01/18/2022		EUR	450,000	546,808
EDP Finance BV Senior Notes 4.13% due 01/20/2021		EUR	400,000	511,402
EDP Finance BV Senior Notes 4.88% due 09/14/2020		EUR	200,000	260,297
EDP Finance BV Senior Notes 5.75% due 09/21/2017		EUR	800,000	949,630

Security Description		Principal Amount**	Value (Note 3)
Netherlands (continued)
ING Bank NV VRS Sub. Notes 3.63% due 02/25/2026	EUR	1,000,000	$1,218,922
Petrobras Global Finance BV Company Guar. Notes 4.88% due 03/17/2020		50,000	48,706
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021		130,000	137,442

			3,673,207

United States — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	316,326
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		1,650,000	1,771,578
Forest Laboratories LLC Company Guar. Notes 4.38% due 02/01/2019*		650,000	688,647
General Electric Capital Corp. Senior Notes 8.50% due 04/06/2018	MXN	2,000,000	110,645
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025		1,150,000	1,298,379
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	315,000
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021		300,000	307,365
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026		350,000	366,548

			5,174,488

Venezuela — 0.1%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		30,000	10,958
Petroleos de Venezuela SA Company Guar. Notes 5.50% due 04/12/2037		10,000	3,550
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024		450,000	167,625
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		430,000	156,950
Petroleos De Venezuela SA Company Guar. Notes 9.00% due 11/17/2021		70,000	34,459

			373,542

Total Corporate Bonds & Notes (cost $43,221,222)			43,037,060

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS — 53.5%
Australia — 0.8%
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	$1,100,563
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	3,650,000	3,440,812

			4,541,375

Belgium — 1.1%
Kingdom of Belgium Notes 2.60% due 06/22/2024*	EUR	1,460,000	1,988,653
Kingdom of Belgium Bonds 3.75% due 09/28/2020*(3)	EUR	245,000	323,120
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	2,550,000	4,411,656

			6,723,429

Brazil — 0.4%
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2050(4)	BRL	7,478,506	2,413,327

Canada — 1.6%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,701,251
Government of Canada Bonds 2.75% due 06/01/2022	CAD	5,290,000	4,525,013
Government of Canada Bonds 3.50% due 12/01/2045	CAD	1,100,000	1,206,028
Government of Canada Bonds 5.75% due 06/01/2029	CAD	940,000	1,096,063

			9,528,355

Denmark — 0.4%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,210,120
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,342,225

			2,552,345

Dominican Republic — 0.1%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		200,000	207,500
Dominican Republic Senior Notes 5.50% due 01/27/2025		100,000	103,750
Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	105,750
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	330,750

Security Description			Principal Amount**	Value (Note 3)
Dominican Republic (continued)
Dominican Republic Senior Notes 6.88% due 01/29/2026*	$		100,000	$112,250

				860,000

France — 4.9%
Government of France Bonds 0.50% due 05/25/2025		EUR	7,170,000	8,387,688
Government of France Bonds 1.75% due 11/25/2024		EUR	7,150,000	9,223,535
Government of France Bonds 2.25% due 10/25/2022		EUR	2,410,000	3,129,190
Government of France Bonds 4.00% due 10/25/2038		EUR	740,000	1,396,012
Government of France Bonds 4.50% due 04/25/2041		EUR	2,440,000	5,057,882
Government of France Bonds 4.75% due 04/25/2035		EUR	700,000	1,369,873

				28,564,180

Germany — 2.7%
Federal Republic of Germany Bonds 1.00% due 02/22/2019		EUR	7,700,000	8,981,253
Federal Republic of Germany Bonds 2.50% due 08/15/2046		EUR	3,700,000	6,677,125

				15,658,378

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.13% due 01/15/2025			200,000	211,885
Republic of Indonesia Senior Notes 5.88% due 01/15/2024			200,000	233,897

				445,782

Israel — 0.1%
Israel Government AID Government Guar. Bonds 5.50% due 09/18/2023			300,000	378,289

Italy — 7.5%
Republic of Italy Senior Bonds 3.50% due 03/01/2030*(3)		EUR	880,000	1,231,813
Republic of Italy Bonds 4.25% due 09/01/2019		EUR	2,050,000	2,589,848
Republic of Italy Bonds 5.00% due 03/01/2022		EUR	6,160,000	8,615,243
Republic of Italy Bonds 5.00% due 08/01/2034		EUR	2,810,000	4,717,084

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	$1,324,822
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	630,000	1,102,877
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	2,110,000	3,071,634
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	308,013
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	760,000	1,308,120
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(4)	EUR	6,420,384	7,365,338
Republic of Italy Inflation Indexed Treasury Bonds 2.35% due 09/15/2019(4)	EUR	3,129,974	3,783,247
Republic of Italy Inflation Indexed Treasury Senior Bonds 2.35% due 09/15/2024*(4)	EUR	6,569,683	8,534,225

			43,952,264

Japan — 22.5%
Government of Japan Senior Notes 0.10% due 06/20/2020	JPY	1,976,200,000	19,635,721
Government of Japan Senior Notes 0.10% due 12/20/2020	JPY	421,450,000	4,195,046
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	2,285,200,000	22,601,386
Government of Japan Senior Notes 0.40% due 09/20/2025	JPY	1,622,550,000	16,802,262
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	19,601,117
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,834,031
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	68,600,000	924,034
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	477,464
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	79,150,000	919,663
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	439,800,000	6,132,588

Security Description		Principal Amount**	Value (Note 3)
Japan (continued)
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	203,500,000	$3,100,396
Government of Japan Senior Notes 2.20% due 06/20/2024	JPY	1,107,000,000	12,971,000
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	689,400,000	9,789,298
Government of Japan CPI Linked Senior Notes 0.10% due 09/10/2024(4)	JPY	9,960,000	104,398
Government of Japan CPI Linked Senior Notes 0.10% due 03/10/2025(4)	JPY	1,123,648,200	11,799,765

			131,888,169

Mexico — 0.2%
United Mexican States Bonds 3.50% due 12/14/2017(4)	MXN	3,305,261	181,097
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	367,680
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	4,308,800	259,868
United Mexican States Bonds 10.00% due 11/20/2036	MXN	1,727,600	130,061

			938,706

Netherlands — 1.5%
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	6,800,000	8,646,973

Spain — 3.6%
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,030,000	1,328,532
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	5,590,000	7,682,505
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	950,000	1,680,300
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,383,960
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(3)	EUR	3,870,000	6,306,767
Kingdom of Spain Inflation Linked Senior Notes 0.55% due 11/30/2019*(4)	EUR	2,269,279	2,613,502

			20,995,566

SupraNational — 0.3%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	502,210
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	418,895

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
SupraNational (continued)
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025	SEK	850,000	$1,186,947

			2,108,052

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	587,983
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	1,023,729

			1,611,712

United Kingdom — 5.3%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,288,556
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	1,620,000	2,318,878
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	4,560,000	6,458,704
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,701,828
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	1,730,000	3,308,655
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	250,000	586,084
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	3,780,000	7,439,837
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	610,000	1,216,469

			31,319,011

Venezuela — 0.1%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020		70,000	30,538
Republic of Venezuela Senior Bonds 7.00% due 12/01/2018		90,000	48,150
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		240,000	114,900
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024		432,000	187,380
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		333,000	147,352
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034		60,000	26,625

Security Description		Principal Amount**	Value (Note 3)
Venezuela (continued)
Republic of Venezuela Senior Bonds 11.75% due 10/21/2026	$	40,000	$19,350
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031		80,000	38,300

			612,595

Total Foreign Government Obligations (cost $288,615,767)			313,738,508

U.S. GOVERNMENT AGENCIES — 2.5%
United States — 2.5%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,355,639
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		894,559	995,441
5.00% due 11/01/2038		182,173	200,732
5.00% due 01/01/2039		58,009	63,868
5.00% due 09/01/2039		133,699	147,212
5.00% due 05/01/2041		563,807	625,350
7.00% due 02/01/2039		711,909	843,717
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K030, Class A1 2.78% due 09/25/2022(5)		903,939	939,582
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-DNA1, Class M3 3.79% due 10/25/2027(2)		280,000	285,597
Series 2015-HQ1, Class M3
4.29% due 03/25/2025(2)		300,000	314,597
Federal National Mtg. Assoc.
3.42% due 10/01/2020		322,946	348,649
3.62% due 12/01/2020		252,445	273,818
4.38% due 06/01/2021		894,942	999,572
4.50% due 02/01/2040		12,910	14,063
4.50% due 08/01/2041		221,774	242,880
6.00% due 10/01/2034		506,744	585,141
6.00% due 11/01/2034		64,097	73,109
6.00% due 02/01/2037		757,449	863,973
6.00% due 03/01/2037		60,674	69,697
6.00% due 10/01/2037		221,199	253,123
6.00% due 08/01/2038		144,048	165,710
6.00% due 06/01/2039		2,604	2,976
6.00% due 10/01/2040		235,738	269,207
6.00% due 04/01/2041		31,127	35,621
6.00% due 05/01/2041		217,942	249,213
6.00% due 10/01/2041		158,743	182,809
7.00% due 03/01/2039		402,791	475,783
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(5)		424,441	426,197
Series 2012-M8, Class ASQ3
1.80% due 12/25/2019(5)		800,000	809,703
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2016-C04, Class 1M2 4.74% due 01/25/2029(2)		600,000	603,054

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
United States (continued)
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(2)	$		725,046	$859,410
Series 2012-111, Class B
7.00% due 10/25/2042(2)			206,499	237,203

Total U.S. Government Agencies (cost $14,282,908)				14,812,646

U.S. GOVERNMENT TREASURIES — 19.0%
United States — 19.0%
United States Treasury Bonds 1.38% due 02/15/2044 TIPS(4)			1,226,485	1,467,583
2.13% due 02/15/2040 TIPS(4)			611,237	821,142
2.50% due 05/15/2046			170,000	181,707
2.88% due 08/15/2045			7,200,000	8,270,719
3.00% due 11/15/2045			4,000,000	4,708,280
3.63% due 02/15/2044			1,450,000	1,906,467
United States Treasury Notes 0.13% due 01/15/2023 TIPS(4)			2,497,560	2,530,860
0.13% due 07/15/2024 TIPS(4)			4,744,498	4,809,365
0.38% due 07/15/2023 TIPS(4)			4,412,527	4,563,462
0.38% due 07/15/2025 TIPS(4)			2,279,048	2,359,407
0.63% due 01/15/2024 TIPS(4)			2,985,434	3,131,634
1.00% due 05/31/2018			14,390,000	14,474,872
1.13% due 07/31/2021			10,100,000	10,143,400
1.25% due 07/31/2023			11,000,000	10,966,054
1.50% due 02/28/2023			16,650,000	16,904,295
1.63% due 06/30/2020			4,600,000	4,723,625
1.75% due 10/31/2020			7,500,000	7,741,110
2.00% due 09/30/2020			5,500,000	5,733,750
2.13% due 08/31/2020(6)			5,700,000	5,967,410

Total U.S. Government Treasuries (cost $107,345,407)				111,405,142

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
France — 0.1%
Electricite de France SA VRS 5.00% due 01/22/2026(7) (cost $379,436)		EUR	300,000	317,121

Total Long-Term Investment Securities (cost $502,361,970)				530,933,030

Security Description	Shares	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 13.0%
Registered Investment Companies — 13.0%
SSgA U.S. Government Money Market Fund, Class N 0.00%(8) (cost $76,127,769)	76,127,768	$76,127,768

TOTAL INVESTMENTS — (cost $578,489,739)(9)	103.5%	607,060,798
Liabilities in excess of other assets	(3.5)	(20,703,598)

NET ASSETS —	100.0%	$586,357,200

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $83,424,258 representing 14.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At July 31, 2016, the aggregate value of these securities was $7,861,700 representing 1.3% of net assets.
(4)	Principal amount of security is adjusted for inflation.
(5)	Commercial Mortgage Backed Security
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of July 31, 2016.
(9)	See Note 4 for cost of investments on a tax basis.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— British Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
SEK	— Swedish Krona
REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
61	Short	90 Day Euro Dollar	September 2016	$15,124,950	$15,129,525	$(4,575)
61	Short	90 Day Euro Dollar	December 2016	15,113,513	15,122,663	(9,150)
61	Short	90 Day Euro Dollar	March 2017	15,105,888	15,118,850	(12,962)
61	Short	90 Day Euro Dollar	June 2017	15,098,262	15,114,275	(16,013)
61	Short	90 Day Euro Dollar	September 2017	15,093,688	15,110,463	(16,775)
61	Short	90 Day Euro Dollar	December 2017	15,086,825	15,104,363	(17,538)
61	Short	90 Day Euro Dollar	March 2018	15,082,250	15,100,550	(18,300)
31	Long	Australian 10 Year Bonds	September 2016	3,174,365	3,235,625	61,260
52	Long	Euro-BOBL	September 2016	7,705,348	7,771,042	65,694

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
23	Long	Euro-BTP	September 2016	$3,616,933	$3,724,932	$107,999
74	Long	Euro-Bund	September 2016	13,809,631	13,883,263	73,632
74	Long	Life Long Gilt	September 2016	12,112,729	12,824,626	711,897
29	Long	U.S. Treasury 10 Year Notes	September 2016	3,845,324	3,858,359	13,035
224	Long	U.S. Treasury 2 Year Notes	September 2016	48,971,039	49,056,000	84,961
80	Short	U.S. Treasury 5 Year Notes	September 2016	9,731,726	9,761,250	(29,524)
123	Long	U.S. Treasury Ultra Long Bonds	September 2016	21,641,660	23,435,344	1,793,684
5	Short	U.S. Treasury Ultra 10 Year Notes	September 2016	722,183	731,016	(8,833)

						$2,778,492

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	BRL	3,873,528	USD	1,187,705	08/02/2016	$—	$(4,516)
	BRL	1,640,134	USD	502,000	09/02/2016	1,593	—
	BRL	9,640,000	USD	2,856,296	11/03/2016	—	(31,704)
	CHF	1,111,901	EUR	1,025,548	09/21/2016	—	(1,402)
	EUR	143,548	CHF	156,084	09/21/2016	661	—
	EUR	451,000	HUF	143,124,579	09/21/2016	9,252	—
	EUR	299,000	PLN	1,322,641	09/21/2016	4,026	—
	EUR	1,100,565	SEK	10,252,736	09/21/2016	—	(31,831)
	GBP	365,297	SEK	4,263,592	09/21/2016	15,633	—
	HUF	281,238,458	EUR	887,000	09/21/2016	—	(17,296)
	JPY	103,136,387	USD	993,000	09/21/2016	—	(19,684)
	KRW	586,638,840	USD	503,000	08/08/2016	—	(23,693)
	KRW	582,845,760	USD	504,000	08/11/2016	—	(19,794)
	PLN	3,936,095	EUR	898,000	09/21/2016	—	(2,799)
	SGD	672,636	USD	495,000	09/21/2016	—	(6,513)
	TWD	37,275,671	USD	1,168,516	09/01/2016	—	(5,444)
	USD	3,045,956	BRL	10,029,147	08/02/2016	40,885	—
	USD	3,262,822	JPY	334,776,649	08/10/2016	18,932	—
	USD	505,000	KRW	579,992,500	08/16/2016	16,255	—
	USD	687,705	BRL	2,271,731	09/02/2016	5,403	—
	USD	15,522,444	EUR	13,946,616	09/09/2016	93,385	—
	USD	276,117	CAD	364,825	09/21/2016	3,378	—
	USD	1,999,769	GBP	1,516,000	09/21/2016	8,285	—
	USD	998,000	JPY	101,734,872	09/21/2016	923	—
	USD	2,453,517	MXN	45,949,475	09/21/2016	—	(15,678)
	USD	1,498,167	NZD	2,075,000	09/21/2016	—	(2,981)
	USD	258,939	SEK	2,231,099	09/21/2016	2,442	—
	USD	1,010,000	TRY	2,966,471	09/21/2016	—	(28,630)

						221,053	(211,965)

Barclays Bank PLC	AUD	1,631,794	USD	1,214,166	09/21/2016	—	(23,983)
	BRL	1,686,555	USD	500,000	09/02/2016	—	(14,570)
	CAD	204,485	USD	156,540	09/21/2016	—	(117)
	CNH	3,026,761	USD	447,283	08/05/2016	—	(9,405)
	CNH	3,760,683	USD	558,960	08/16/2016	—	(8,260)
	CNH	15,697,374	USD	2,339,410	09/01/2016	—	(26,840)
	CNH	6,679,550	USD	997,000	09/21/2016	—	(9,023)
	EUR	904,000	SEK	8,562,172	09/21/2016	—	(9,672)
	GBP	2,208,000	USD	2,990,690	09/21/2016	66,031	—
	KRW	212,550,392	USD	186,915	08/18/2016	—	(4,114)
	NZD	3,156,841	USD	2,137,531	09/21/2016	—	(137,198)
	SGD	1,337,981	USD	998,000	09/21/2016	411	—
	USD	1,005,000	BRL	3,320,272	08/02/2016	16,937	—
	USD	447,283	CNY	3,028,550	08/05/2016	8,692	—
	USD	558,960	CNY	3,762,919	08/16/2016	8,746	—

52

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	186,915	KRW	214,673,747	08/18/2016	$6,022	$—
	USD	435,172	CNH	2,984,264	09/01/2016	14,681	—
	USD	1,640,540	CAD	2,150,699	09/21/2016	7,126	—
	USD	3,491,940	GBP	2,645,000	09/21/2016	11,558	—
	USD	503,000	JPY	52,200,987	09/21/2016	9,555	—
	USD	1,990,660	ZAR	29,674,978	09/21/2016	126,174	—
	ZAR	13,052,308	USD	897,000	09/21/2016	—	(34,073)

						275,933	(277,255)

BNP Paribas SA	AUD	307,184	USD	226,636	09/21/2016	—	(6,445)
	BRL	669,664	USD	204,571	08/02/2016	—	(1,543)
	CHF	961,761	EUR	890,000	09/21/2016	2,072	—
	EUR	497,265	GBP	413,982	09/21/2016	—	(8,743)
	EUR	439,000	HUF	138,170,465	09/21/2016	4,887	—
	EUR	1,813,485	PLN	8,036,971	09/21/2016	28,244	—
	EUR	2,576,606	SEK	23,748,962	09/21/2016	—	(104,325)
	GBP	786,791	EUR	934,763	09/21/2016	5,065	—
	GBP	1,520,170	USD	2,008,364	09/21/2016	—	(5,213)
	JPY	32,964,878	USD	329,112	09/21/2016	5,434	—
	NOK	3,053,730	USD	365,734	09/21/2016	3,763	—
	NZD	733,657	USD	519,797	09/21/2016	—	(8,855)
	PLN	1,345,836	EUR	305,834	09/21/2016	—	(2,315)
	TWD	45,534,109	USD	1,403,857	08/25/2016	—	(29,536)
	TWD	15,972,917	USD	495,361	09/09/2016	—	(7,812)
	USD	201,945	ARS	3,059,470	08/01/2016	1,951	—
	USD	205,111	ARS	3,091,020	08/19/2016	—	(1,493)
	USD	413,070	ARS	6,293,115	08/29/2016	—	(1,316)
	USD	1,140,341	CNH	7,768,000	09/01/2016	30,622	—
	USD	601,640	EUR	541,164	09/09/2016	4,293	—
	USD	201,000	ARS	3,085,350	09/12/2016	—	(864)
	USD	43,942	GBP	33,512	09/21/2016	447	—
	USD	1,047,198	HUF	292,655,147	09/21/2016	4,857	—
	USD	277,936	NOK	2,318,778	09/21/2016	—	(3,082)
	USD	207,575	ARS	3,331,582	11/22/2016	178	—

						91,813	(181,542)

Citibank N.A.	AUD	1,330,000	USD	991,743	09/21/2016	—	(17,415)
	CAD	6,282,668	USD	4,815,546	09/21/2016	2,349	—
	CHF	477,132	EUR	435,000	09/21/2016	—	(6,289)
	CNH	2,889,987	USD	441,941	09/01/2016	6,300	—
	EUR	455,000	NOK	4,277,000	09/21/2016	—	(2,773)
	EUR	871,000	PLN	3,784,931	09/21/2016	—	(5,697)
	EUR	1,623,251	SEK	15,022,136	09/21/2016	—	(58,650)
	EUR	440,000	USD	499,906	09/21/2016	6,968	—
	GBP	2,358,866	USD	3,221,677	09/21/2016	97,185	—
	IDR	6,736,635,240	USD	508,617	09/26/2016	—	(1,869)
	JPY	264,220,244	USD	2,548,777	08/10/2016	—	(41,326)
	JPY	22,803,407	GBP	163,012	09/21/2016	—	(7,983)
	JPY	101,651,670	USD	986,000	09/21/2016	—	(12,106)
	KRW	2,458,407,972	USD	2,163,567	08/18/2016	—	(45,916)
	MXN	18,727,586	USD	979,917	08/16/2016	—	(17,417)
	MYR	1,867,904	USD	454,788	08/10/2016	—	(8,530)
	NZD	1,076,295	AUD	1,020,646	09/21/2016	—	(1,116)
	RUB	45,795,854	USD	707,000	08/12/2016	14,798	—
	RUB	64,400,867	USD	992,615	09/08/2016	25,907	—
	SEK	3,298,039	USD	380,898	09/08/2016	—	(5,209)
	SGD	6,590,492	USD	4,803,798	09/21/2016	—	(110,028)
	TRY	2,937,932	USD	973,147	09/21/2016	1,219	—
	TWD	38,382,844	USD	1,196,286	08/18/2016	—	(11,434)
	TWD	31,524,382	USD	973,576	08/22/2016	—	(18,602)
	TWD	52,110,705	USD	1,616,738	09/22/2016	—	(25,378)
	USD	503,000	RUB	32,484,998	08/05/2016	—	(11,108)
	USD	503,000	TWD	16,156,360	08/08/2016	4,781	—
	USD	542,814	RUB	34,996,290	08/09/2016	—	(13,439)

53

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	985,627	IDR	13,153,196,300	08/10/2016	$17,398	$—
	USD	97,070	MYR	387,451	08/15/2016	—	(976)
	USD	493,000	MYR	2,012,341	08/26/2016	5,979	—
	USD	2,018,363	CNH	13,754,236	09/01/2016	54,976	—
	USD	927,461	IDR	12,299,986,975	09/08/2016	7,153	—
	USD	2,228,528	EUR	2,004,000	09/09/2016	15,322	—
	USD	479,000	CNH	3,175,804	09/21/2016	—	(684)
	USD	1,992,249	EUR	1,767,000	09/21/2016	—	(12,656)
	USD	2,193,487	GBP	1,616,231	09/21/2016	—	(52,670)
	USD	496,835	NZD	705,000	09/21/2016	11,168	—
	USD	199,000	ZAR	3,065,336	09/21/2016	19,663	—
	USD	198,000	ARS	3,187,800	09/29/2016	6,720	—
	USD	199,000	ARS	3,110,370	10/05/2016	47	—
	USD	169,925	ARS	2,616,838	10/18/2016	—	(3,729)
	ZAR	5,665,202	USD	398,000	09/21/2016	—	(6,121)

						297,933	(499,121)

Credit Suisse International	CHF	485,354	EUR	448,000	09/21/2016	—	(231)
	CLP	65,418,041	USD	97,939	08/08/2016	—	(1,929)
	CLP	206,941,266	USD	311,846	08/25/2016	—	(3,530)
	EUR	2,204,294	CHF	2,405,350	09/21/2016	18,998	—
	EUR	246,296	USD	277,913	09/21/2016	1,984	—
	GBP	980,673	USD	1,290,713	09/21/2016	—	(8,260)
	JPY	63,007,998	USD	623,117	09/21/2016	4,449	—
	NZD	683,000	USD	497,733	09/21/2016	5,583	—
	RUB	32,500,639	USD	505,000	08/15/2016	14,132	—
	USD	496,000	RUB	33,060,880	08/29/2016	1,544	—
	USD	260,718	EUR	233,973	09/21/2016	1,404	—
	USD	1,470,250	GBP	1,131,597	09/21/2016	28,634	—
	USD	1,822,487	JPY	188,679,393	09/21/2016	30,134	—
	USD	218,659	NOK	1,835,051	09/21/2016	—	(1,143)
	USD	239,228	SEK	1,970,401	09/21/2016	—	(8,388)

						106,862	(23,481)

Deutsche Bank AG	BRL	1,647,500	USD	500,000	09/02/2016	—	(2,654)
	CNH	3,139,338	USD	464,881	08/02/2016	—	(8,553)
	CNH	1,537,809	USD	227,386	08/03/2016	—	(4,526)
	CNH	14,974,763	USD	2,241,945	09/01/2016	—	(15,378)
	EUR	442,000	USD	499,624	09/21/2016	4,445	—
	GBP	2,256,914	USD	3,014,074	09/21/2016	24,625	—
	KRW	1,890,594,764	USD	1,654,961	08/19/2016	—	(44,218)
	KRW	562,240,371	USD	493,000	08/29/2016	—	(12,365)
	MXN	9,797,874	USD	517,552	09/21/2016	—	(2,272)
	MYR	2,104,687	USD	515,728	09/08/2016	—	(5,973)
	NZD	2,121,000	USD	1,481,465	09/21/2016	—	(46,867)
	PLN	2,023,723	EUR	453,000	09/21/2016	—	(11,188)
	SGD	1,353,245	USD	992,000	09/21/2016	—	(16,970)
	THB	17,079,863	USD	483,465	08/11/2016	—	(6,816)
	THB	38,515,483	USD	1,102,932	08/22/2016	—	(2,423)
	THB	17,217,622	USD	488,485	08/25/2016	—	(5,614)
	THB	17,151,563	USD	486,680	09/02/2016	—	(5,446)
	USD	1,593,528	CNY	10,655,534	08/02/2016	12,431	—
	USD	227,386	CNY	1,538,718	08/03/2016	4,524	—
	USD	503,000	MYR	2,015,823	08/11/2016	—	(3,003)
	USD	500,000	PHP	23,555,525	08/15/2016	669	—
	USD	486,838	KRW	571,060,447	08/16/2016	26,390	—
	USD	1,321,069	THB	46,395,272	08/22/2016	10,429	—
	USD	215,006	ARS	3,284,221	08/25/2016	460	—
	USD	436,000	CNH	2,967,583	09/01/2016	11,339	—
	USD	498,000	THB	17,357,591	09/02/2016	37	—
	USD	132,212	EUR	119,910	09/09/2016	2,050	—
	USD	504,351	EUR	451,000	09/21/2016	910	—
	USD	1,778,164	GBP	1,264,969	09/21/2016	—	(102,618)

54

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	500,000	MXN	9,273,050	09/21/2016	$—	$(8,020)
	USD	1,006,240	NZD	1,393,000	09/21/2016	—	(2,484)

						98,309	(307,388)

HSBC Bank PLC	CAD	645,763	USD	498,000	09/21/2016	3,277	—
	CHF	478,617	EUR	440,000	09/21/2016	—	(2,224)
	CLP	609,001,528	USD	911,939	08/08/2016	—	(17,765)
	CNH	4,374,766	USD	647,618	08/02/2016	—	(12,126)
	CNH	3,069,028	USD	461,647	08/18/2016	—	(1,218)
	CNH	17,674,791	USD	2,627,985	09/01/2016	—	(36,345)
	CNH	15,815,824	USD	2,384,702	09/21/2016	2,642	—
	EUR	456,000	CHF	497,392	09/21/2016	3,722	—
	EUR	452,000	GBP	376,344	09/21/2016	—	(7,886)
	GBP	375,695	EUR	446,000	09/21/2016	2,024	—
	GBP	2,844,360	USD	3,760,734	09/21/2016	—	(6,831)
	INR	34,141,832	USD	504,000	08/11/2016	—	(7,144)
	KRW	578,047,600	USD	503,000	08/05/2016	—	(14,508)
	KRW	1,157,379,200	USD	1,010,000	08/16/2016	—	(30,169)
	KRW	566,750,000	USD	500,000	08/19/2016	—	(9,369)
	KRW	561,527,000	USD	493,000	08/29/2016	—	(11,724)
	NZD	2,676,106	USD	1,882,754	09/21/2016	—	(45,571)
	SEK	1,967,666	USD	239,453	09/21/2016	8,933	—
	SGD	687,036	USD	503,951	09/21/2016	—	(8,299)
	TRY	4,219,419	USD	1,392,042	09/21/2016	—	(3,830)
	TWD	37,238,640	USD	1,168,516	09/01/2016	—	(4,277)
	USD	647,618	CNY	4,376,929	08/02/2016	12,054	—
	USD	677,819	MYR	2,731,137	08/10/2016	—	(384)
	USD	461,647	CNY	3,071,336	08/18/2016	1,645	—
	USD	445,982	MYR	1,799,537	08/18/2016	304	—
	USD	453,800	TWD	14,492,557	08/18/2016	2,210	—
	USD	862,000	CNH	5,818,262	09/01/2016	15,055	—
	USD	493,712	AUD	666,000	09/21/2016	11,625	—
	USD	1,498,000	CNH	9,952,664	09/21/2016	995	—
	USD	218,351	EUR	192,560	09/21/2016	—	(2,624)
	USD	495,000	JPY	52,191,661	09/21/2016	17,464	—
	USD	1,001,000	MXN	18,647,084	09/21/2016	—	(11,683)
	USD	503,000	TRY	1,502,994	09/21/2016	—	(5,778)
	USD	206,979	ARS	3,311,661	11/29/2016	—	(1,156)

						81,950	(240,911)

JPMorgan Chase Bank N.A. London	ARS	3,059,470	USD	203,965	08/01/2016	68	—
	CNH	8,796,950	USD	1,329,000	09/01/2016	2,932	—
	CNH	3,389,810	USD	512,563	09/21/2016	2,015	—
	EUR	437,000	CHF	483,643	09/21/2016	10,784	—
	GBP	763,274	SEK	8,631,965	09/21/2016	254	—
	GBP	1,509,136	USD	2,032,187	09/21/2016	33,226	—
	IDR	6,685,102,200	USD	506,064	09/08/2016	—	(1,903)
	JPY	205,640,926	USD	1,973,189	09/21/2016	—	(45,975)
	KRW	578,983,510	USD	505,000	08/16/2016	—	(15,348)
	KRW	561,377,025	USD	495,000	08/19/2016	—	(9,540)
	MXN	3,472,195	USD	189,264	09/21/2016	5,047	—
	NZD	1,039,962	USD	739,965	09/21/2016	—	(9,402)
	PLN	6,010,289	EUR	1,352,000	09/21/2016	—	(25,803)
	SGD	671,915	USD	493,000	09/21/2016	—	(7,975)
	TWD	15,779,996	USD	487,112	08/03/2016	—	(6,723)
	TWD	37,663,539	USD	1,174,600	09/29/2016	—	(12,468)
	USD	390,300	MYR	1,581,918	08/01/2016	—	(1,240)
	USD	2,504,103	AUD	3,389,928	08/04/2016	71,991	—
	USD	433,676	MYR	1,757,734	08/11/2016	2,306	—
	USD	500,000	MYR	1,971,005	08/18/2016	—	(11,190)
	USD	494,000	MYR	1,993,208	08/22/2016	276	—
	USD	986,000	MYR	4,006,659	08/26/2016	7,489	—
	USD	430,000	CNH	2,923,179	09/01/2016	10,645	—

55

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	991,191	RUB	65,049,408	09/08/2016	$—	$(14,748)
	USD	323,293	EUR	291,275	09/09/2016	2,844	—
	USD	499,197	GBP	364,000	09/21/2016	—	(17,052)
	USD	1,222,632	JPY	127,824,378	09/21/2016	32,461	—
	USD	4,274,883	MXN	79,675,768	09/21/2016	—	(47,702)
	USD	656,844	NZD	926,026	09/21/2016	10,424	—
	USD	2,378,826	PLN	9,397,254	09/21/2016	29,736	—
	USD	191,756	ARS	3,059,470	11/18/2016	—	(606)

						222,498	(227,675)

Merrill Lynch International	JPY	567,320,600	USD	5,427,778	08/10/2016	—	(133,562)

Morgan Stanley & Co. International PLC	AED	22,393,397	USD	6,058,000	12/07/2016	—	(34,757)
	BRL	4,989,944	USD	1,522,231	08/02/2016	—	(13,610)
	BRL	4,917,331	USD	1,496,000	09/02/2016	—	(4,284)
	CAD	3,813,703	USD	2,903,095	09/21/2016	—	(18,610)
	EUR	1,354,000	USD	1,497,481	09/21/2016	—	(19,423)
	GBP	362,000	USD	498,890	09/21/2016	19,395	—
	KRW	1,152,672,504	USD	995,984	08/16/2016	—	(39,954)
	MXN	28,784,765	USD	1,515,533	09/21/2016	—	(11,637)
	NZD	702,000	USD	502,207	09/21/2016	—	(3,634)
	RUB	32,069,404	USD	493,000	08/15/2016	8,645	—
	RUB	34,794,422	USD	522,262	09/08/2016	—	(29)
	TWD	31,311,368	USD	972,463	08/10/2016	—	(12,236)
	TWD	31,195,331	USD	976,685	08/18/2016	—	(4,879)
	USD	1,310,000	BRL	4,318,717	08/02/2016	19,245	—
	USD	197,556	RUB	12,747,400	08/05/2016	—	(4,533)
	USD	1,315,677	RUB	87,370,174	08/11/2016	5,257	—
	USD	986,000	RUB	64,345,768	08/15/2016	—	(14,165)
	USD	505,000	TWD	16,227,670	08/15/2016	5,505	—
	USD	245,032	CNH	1,670,947	09/01/2016	6,850	—
	USD	496,000	IDR	6,521,209,600	09/01/2016	23	—
	USD	1,004,000	CNH	6,744,089	09/21/2016	11,744	—
	USD	402,471	GBP	311,000	09/21/2016	9,471	—
	USD	499,000	JPY	51,843,305	09/21/2016	10,043	—
	USD	2,207,372	MXN	41,360,357	09/21/2016	—	(13,007)
	USD	418,224	SEK	3,421,939	09/21/2016	—	(17,331)
	ZAR	3,027,341	USD	198,000	09/21/2016	—	(17,952)

						96,178	(230,041)

Royal Bank of Canada	BRL	8,135,000	USD	2,236,611	08/02/2016	—	(267,237)
	CAD	1,942,410	USD	1,502,000	09/21/2016	13,906	—
	EUR	213,254	CAD	311,487	09/21/2016	—	(279)
	EUR	1,072,321	PLN	4,758,948	09/21/2016	18,407	—
	GBP	1,528,000	USD	2,010,633	09/21/2016	—	(13,316)
	JPY	23,287,588	USD	218,250	09/21/2016	—	(10,408)
	MXN	13,136,293	USD	705,000	09/21/2016	8,057	—
	MYR	1,013,848	USD	249,501	08/22/2016	—	(1,913)
	USD	2,481,201	BRL	8,396,175	09/02/2016	80,483	—
	USD	9,910,640	GBP	7,476,319	09/14/2016	—	(9,036)
	USD	2,302,742	CAD	2,993,808	09/21/2016	—	(9,165)
	USD	753,858	EUR	676,419	09/21/2016	3,943	—
	USD	504,956	GBP	390,000	09/21/2016	11,627	—

						136,423	(311,354)

Royal Bank of Scotland PLC	EUR	3,215,066	NOK	30,273,641	09/21/2016	—	(13,429)
	GBP	599,902	USD	786,168	09/21/2016	—	(8,447)
	HUF	138,611,200	EUR	442,000	09/21/2016	—	(3,110)
	JPY	22,262,888	USD	221,623	09/21/2016	3,026	—
	MXN	10,576,220	USD	566,508	09/21/2016	5,389	—
	NZD	1,419,000	USD	1,003,517	09/21/2016	—	(18,974)
	PLN	2,004,724	EUR	448,000	09/21/2016	—	(11,920)
	SEK	4,265,339	EUR	454,000	09/21/2016	8,922	—

56

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	TRY	8,985,932	USD	2,979,000	09/21/2016	$6,267	$—
	USD	221,202	AUD	295,507	09/21/2016	3,018	—
	USD	2,770,471	GBP	2,087,572	09/21/2016	—	(5,328)
	USD	705,917	JPY	73,773,513	09/21/2016	18,457	—
	USD	1,207,000	MXN	22,872,776	09/21/2016	6,510	—
	USD	2,514,000	TRY	7,413,686	09/21/2016	—	(61,399)
	USD	536,130	ARS	8,242,999	10/18/2016	—	(12,615)
	USD	213,824	ARS	3,390,818	11/18/2016	—	(1,972)
	USD	107,337	ARS	1,719,541	11/22/2016	—	(109)

						51,589	(137,303)

Standard Chartered Bank	AUD	324,766	USD	234,585	09/21/2016	—	(11,836)
	CAD	3,262,000	USD	2,499,626	09/12/2016	657	—
	CAD	4,513,318	USD	3,453,043	09/21/2016	—	(4,642)
	CNH	14,114,330	USD	2,169,000	09/01/2016	41,381	—
	CNH	3,380,477	USD	503,000	09/21/2016	—	(6,142)
	CNY	3,298,749	USD	493,000	09/21/2016	—	(3,443)
	HKD	22,263,428	USD	2,869,849	09/21/2016	—	(1,504)
	JPY	128,298,000	USD	1,206,705	08/10/2016	—	(50,976)
	JPY	28,770,983	USD	276,439	09/21/2016	—	(6,060)
	KRW	560,966,755	USD	493,000	08/29/2016	—	(11,220)
	MYR	187,064	USD	47,430	08/18/2016	1,038	—
	TWD	31,920,450	USD	983,984	08/26/2016	—	(20,923)
	USD	503,000	MYR	2,006,216	08/08/2016	—	(6,052)
	USD	2,073,114	JPY	212,183,396	08/10/2016	6,881	—
	USD	865,000	CNH	5,904,157	09/01/2016	25,003	—
	USD	5,471,000	CNH	36,251,220	09/21/2016	—	(11,114)
	USD	2,507,027	EUR	2,217,000	09/21/2016	—	(23,294)
	USD	1,008,871	GBP	779,000	09/21/2016	22,972	—
	USD	497,887	NZD	698,000	09/21/2016	5,072	—
	USD	1,452,883	ZAR	22,177,092	09/21/2016	129,097	—
	ZAR	9,105,245	USD	599,000	09/21/2016	—	(50,513)

						232,101	(207,719)

State Street Bank London	CAD	983,171	USD	758,926	09/21/2016	5,712	—
	EUR	449,000	NOK	4,234,968	09/21/2016	—	(1,033)
	EUR	213,762	NZD	338,173	09/21/2016	4,198	—
	EUR	7,383,582	SEK	69,053,159	09/21/2016	—	(182,085)
	EUR	4,527,548	USD	5,161,540	09/21/2016	89,270	—
	GBP	1,353,000	USD	1,859,768	09/21/2016	67,620	—
	JPY	262,972,890	USD	2,525,052	09/21/2016	—	(57,048)
	NZD	722,083	AUD	679,000	09/21/2016	—	(5,110)
	NZD	1,991,259	USD	1,422,192	09/21/2016	—	(12,652)
	SEK	445,214	EUR	47,414	09/21/2016	960	—
	SEK	1,699,732	USD	200,757	09/21/2016	1,627	—
	SGD	1,355,730	USD	1,004,141	09/21/2016	—	(6,683)
	USD	3,673,337	CAD	4,777,906	09/21/2016	—	(12,949)
	USD	635,273	EUR	567,324	09/21/2016	308	—
	USD	1,997,194	GBP	1,501,000	09/21/2016	—	(9,008)
	USD	1,500,997	JPY	156,167,952	09/21/2016	32,398	—
	USD	175,814	MXN	3,309,646	09/21/2016	—	(221)
	USD	218,213	NOK	1,820,805	09/21/2016	—	(2,386)
	USD	492,047	NZD	699,000	09/21/2016	11,632	—
	USD	222,083	SEK	1,890,184	09/21/2016	—	(641)

						213,725	(289,816)

UBS AG London	CHF	646,996	EUR	595,174	09/21/2016	—	(2,579)
	CLP	139,444,033	USD	211,263	08/25/2016	—	(1,249)
	EUR	1,519,174	CHF	1,638,705	09/21/2016	—	(6,600)
	EUR	442,000	HUF	139,453,254	09/21/2016	6,137	—
	EUR	455,000	NOK	4,292,288	09/21/2016	—	(961)
	EUR	2,560,373	SEK	23,751,553	09/21/2016	—	(85,835)
	EUR	611,000	USD	671,795	09/21/2016	—	(12,717)

57

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	GBP	209,527	NZD	391,855	09/21/2016	$4,826	$—
	GBP	3,391,375	USD	4,516,844	09/21/2016	24,717	—
	HUF	205,030,978	EUR	647,000	09/21/2016	—	(12,216)
	JPY	127,620,484	USD	1,229,342	09/21/2016	—	(23,749)
	KRW	518,363,745	USD	451,816	08/11/2016	—	(14,029)
	MXN	4,907,534	USD	262,751	08/16/2016	1,401	—
	NZD	1,910,791	USD	1,354,093	09/21/2016	—	(22,768)
	PLN	3,977,134	EUR	899,000	09/21/2016	—	(12,197)
	SGD	670,299	USD	493,000	09/21/2016	—	(6,770)
	TWD	15,938,858	USD	498,323	08/15/2016	—	(3,096)
	TWD	14,903,889	USD	463,501	09/09/2016	—	(5,996)
	USD	1,001,619	MYR	4,066,774	09/08/2016	6,437	—
	USD	1,187,000	CAD	1,558,366	09/21/2016	6,876	—
	USD	1,221,028	GBP	909,735	09/21/2016	—	(16,017)
	USD	505,000	JPY	52,154,077	09/21/2016	7,095	—
	USD	500,000	MXN	9,198,650	09/21/2016	—	(11,968)
	USD	478,811	NOK	3,975,361	09/21/2016	—	(7,597)
	USD	200,055	SEK	1,660,560	09/21/2016	—	(5,515)
	USD	200,000	ZAR	2,904,534	09/21/2016	7,192	—
	ZAR	8,403,786	USD	595,000	09/21/2016	—	(4,476)

						64,681	(256,335)

Westpac Banking Corp.	AUD	494,639	NZD	525,484	09/21/2016	3,334	—
	AUD	3,181,026	USD	2,337,203	09/21/2016	—	(76,451)
	CNH	8,777,570	USD	1,318,000	09/01/2016	—	(5,147)
	EUR	5,250,213	USD	5,811,130	09/09/2016	—	(67,459)
	GBP	1,659,103	EUR	2,050,405	09/21/2016	99,490	—
	KRW	588,663,965	USD	512,996	08/16/2016	—	(16,052)
	KRW	578,047,600	USD	514,598	09/23/2016	—	(4,797)
	MYR	1,581,918	USD	388,058	08/01/2016	—	(1,002)
	NZD	3,691,811	AUD	3,504,077	09/21/2016	—	(1,440)
	NZD	2,088,000	USD	1,483,774	09/21/2016	—	(20,778)
	SGD	1,824,765	USD	1,347,916	09/21/2016	—	(12,617)
	TWD	15,779,996	USD	495,432	09/09/2016	—	(1,664)
	USD	494,516	TWD	15,779,996	08/03/2016	—	(681)
	USD	435,407	AUD	570,212	08/04/2016	—	(2,088)
	USD	514,735	KRW	578,047,600	08/05/2016	2,773	—
	USD	435,000	CNH	2,989,377	09/01/2016	15,624	—
	USD	387,725	MYR	1,581,918	09/08/2016	4,395	—
	USD	3,827,458	AUD	5,302,525	09/21/2016	195,915	—
	USD	851,618	EUR	762,347	09/21/2016	2,449	—
	USD	505,000	JPY	52,618,980	09/21/2016	11,660	—
	USD	1,006,401	NZD	1,393,000	09/21/2016	—	(2,645)
	USD	500,000	SGD	674,090	09/21/2016	2,597	—

						338,237	(212,821)

Net Unrealized Appreciation/(Depreciation)						$2,529,285	$(3,748,289)

AED	—United Arab Emirates Dirham	HKD	—Hong Kong Dollar	PLN	—Polish Zloty
ARS	—Argentine Peso	HUF	—Hungarian Forint	RUB	—New Russian Ruble
AUD	—Australian Dollar	IDR	—Indonesian Rupiah	SEK	—Swedish Krona
BRL	—Brazilian Real	INR	—Indian Rupee	SGD	—Singapore Dollar
CAD	—Canadian Dollar	JPY	—Japanese Yen	THB	—Thailand Baht
CHF	—Swiss Franc	KRW	—South Korean Won	TRY	—Turkish Lira
CLP	—Chilean Peso	MXN	—Mexican Peso	TWD	—New Taiwan Dollar
CNH	—Yuan Renminbi Offshore	MYR	—Malaysian Ringgit	USD	—United States Dollar
CNY	—Yuan Renminbi	NOK	—Norwegian Krone	ZAR	—South African Rand
EUR	—Euro Dollar	NZD	—New Zealand Dollar
GBP	—British Pound Sterling	PHP	—Philippine Peso

58

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
BNP Paribas SA	BRL	27,060	1/2/2017	1 month BRAZIBOR	12.110%	$—	$215,011
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	19,676
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	18,136
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	18,225

							$271,048

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	$—	$(15,158)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(53,449)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(8,913)
JP Morgan Chase Bank N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(10,248)

							$(87,768)

Total						$—	$183,280

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
SEK	95,010	6/15/2018	0.050%	3 month STIBOR	$74,821	$36,114
EUR	108,970	9/21/2018	3 month EURIBOR	-0.375%	(14,691)	35,711
EUR	63,130	9/21/2018	3 month EURIBOR	-0.400%	45,262	2,460
GBP	23,520	9/21/2018	0.400%	3 month GBP-LIBOR	5,861	52,167
GBP	10,830	9/21/2018	0.464%	3 month GBP-LIBOR	14,429	34,874
PLN	625	9/21/2020	2.018%	6 month WIBOR	1	1,235
CAD	83,700	9/21/2021	1.500%	3 month CDOR	1,263,192	401,053
GBP	6,550	9/21/2021	1.750%	6 month GBP-LIBOR	473,316	46,678
NZD	9,340	9/21/2021	2.250%	3 month NDBB	(4,966)	44,927
EUR	24,180	5/25/2025	0.863%	6 month EURIBOR	72,720	501,270
MXN	11,820	9/9/2026	6.000%	1 month TIIE	(13,576)	1,217
AUD	6,710	9/21/2026	2.500%	6 month BBSW	43,767	134,910
EUR	8,600	9/21/2026	1.000%	6 month EURIBOR	399,563	295,018
USD	12,590	12/15/2026	2.500%	3 month USD-LIBOR	340,005	126,784
USD	930	12/17/2035	3.000%	3 month USD-LIBOR	63,600	15,805
JPY	210,290	7/1/2039	6 month JYOR	0.170%	9,913	64,807
EUR	660	12/19/2045	1.250%	6 month EURIBOR	3,602	27,360
USD	1,970	12/19/2045	2.750%	3 month USD-LIBOR	83,653	29,964
EUR	680	9/21/2046	1.500%	6 month EURIBOR	77,469	89,971
GBP	90	9/21/2046	2.250%	6 month GBP-LIBOR	35,413	2,957
USD	2,530	9/21/2046	2.750%	3 month USD-LIBOR	413,300	225,384

						$2,170,666

59

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
MXN	35,180	11/7/2016	3.911%	1 month TIIE	$3	$(4,344)
MXN	14,950	11/8/2016	3.920%	1 month TIIE	1	(1,849)
MXN	30,250	11/9/2016	3.900%	1 month TIIE	2	(3,880)
PLN	21,670	9/21/2018	1.614%	6 month WIBOR	(1,663)	(7,442)
EUR	4,200	9/21/2021	6 month EURIBOR	0.500%	(141,739)	(11,000)
PLN	8,260	9/21/2021	1.771%	6 month WIBOR	21	(12,693)
SEK	30,580	9/21/2021	3 month STIBOR	0.250%	3,915	(55,449)
USD	57,370	9/21/2021	3 month USD-LIBOR	2.000%	(2,245,274)	(364,918)
EUR	1,330	9/21/2023	6 month EURIBOR	0.750%	(56,683)	(20,983)
JPY	689,120	12/16/2025	6 month JYOR	1.000%	(226,890)	(86,407)
SEK	46,290	9/21/2026	3 month STIBOR	1.000%	32,634	(211,261)
USD	9,380	9/21/2026	3 month USD-LIBOR	2.250%	(639,072)	(153,271)
NZD	5,060	12/15/2026	3 month NDBB	2.750%	19,156	(3,832)
JPY	480,860	7/1/2029	0.070%	6 month JYOR	3,147	(47,571)
JPY	666,890	3/30/2036	6 month JYOR	0.900%	(72,676)	(181,627)
JPY	1,732,710	9/21/2036	6 month JYOR	0.500%	(523,438)	(263,027)
JPY	379,370	12/19/2045	6 month JYOR	2.000%	(302,385)	(260,535)

						$(1,690,089)

Net Unrealized Appreciation (Depreciation)					$(764,287)	$480,577

@	Illiquid security. At July 31, 2016, the aggregate value of these securities was ($100,430) representing 0.0% of net assets.

BBSW	— Bank Bill Swap Reference Rate
BRAZIBOR	— Brazil Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KSDA	— Korea Securities Dealers Association Benchmark Yields
KWCDC	— South Korean Won 3 Month Certificate of Deposit Rates
LIBOR	— London Interbank Offered Rate
NDBB	— New Zealand Dollar Bank Bill
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at July 31., 2016(2)	Notional Amount(3) (000’s)	Value at July 31, 2016(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index	5.000%	6/20/2021	3.9710%	$6,875	$(287,719)	$(149,246)	$(138,473)
CDX North American Investment Grade Index	1.000%	6/20/2021	0.7225%	21,150	(266,689)	(174,125)	(92,564)

Total					$(554,408)	$(323,371)	$(231,037)

@	Illiquid security. At July 31, 2016, the aggregate value of these securities was ($554,408) representing 0.1% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of

60

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$47,622,553	$—	$47,622,553
Corporate Bonds & Notes	—	43,037,060	—	43,037,060
Foreign Government Obligations	—	313,738,508	—	313,738,508
U.S. Government Agencies	—	14,812,646	—	14,812,646
U.S. Government Treasuries	—	111,405,142	—	111,405,142
Preferred Securities/Capital Securities	—	317,121	—	317,121
Short-Term Investment Securities	76,127,768	—	—	76,127,768

Total Investments at Value	$76,127,768	$530,933,030	$—	$607,060,798

Other Financial Instruments:+
Futures Contracts	2,912,162	—	—	2,912,162
Forward Foreign Currency Contracts	—	2,529,285	—	2,529,285
Over the Counter Interest Rate Swap Contracts	—	271,048	—	271,048
Centrally Cleared Interest Rate Swap Contracts	—	2,170,666	—	2,170,666

Total Other Financial Instruments	$2,912,162	$4,970,999	$—	$7,883,161

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	133,670	—	—	133,670
Forward Foreign Currency Contracts	—	3,748,289	—	3,748,289
Over the Counter Interest Rate Swap Contracts	—	87,768	—	87,768
Centrally Cleared Interest Rate Swap Contracts	—	1,690,089	—	1,690,089
Centrally Cleared Credit Default Swaps on Credit Indices-Buy Protection	—	231,037	—	231,037

Total Other Financial Instruments	$133,670	$5,757,183	$—	$5,890,853

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

61

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Cable/Satellite TV	5.8%
Pipelines	5.5
Oil Companies-Exploration & Production	5.4
Repurchase Agreements	4.1
Medical-Hospitals	3.1
Cellular Telecom	3.0
Finance-Consumer Loans	2.9
Telephone-Integrated	2.6
Casino Hotels	2.6
Steel-Producers	2.5
Satellite Telecom	2.4
Finance-Auto Loans	2.3
Real Estate Investment Trusts	2.2
Electric-Integrated	1.9
Containers-Metal/Glass	1.6
Computer Services	1.5
Oil Refining & Marketing	1.4
Electronic Components-Semiconductors	1.4
Investment Management/Advisor Services	1.3
Building-Residential/Commercial	1.3
Diversified Banking Institutions	1.3
Printing-Commercial	1.2
Independent Power Producers	1.1
Aerospace/Defense-Equipment	1.0
Retail-Restaurants	1.0
Oil-Field Services	1.0
Wire & Cable Products	1.0
Computers	1.0
Diversified Minerals	0.9
Real Estate Operations & Development	0.9
Paper & Related Products	0.9
Internet Connectivity Services	0.9
Publishing-Periodicals	0.9
Containers-Paper/Plastic	0.9
Finance-Leasing Companies	0.8
Publishing-Newspapers	0.8
Coal	0.8
Medical-HMO	0.8
Gambling (Non-Hotel)	0.7
Internet Content-Entertainment	0.7
Finance-Mortgage Loan/Banker	0.7
Metal-Copper	0.7
Real Estate Management/Services	0.7
Retail-Appliances	0.7
Metal-Aluminum	0.7
Airlines	0.7
Broadcast Services/Program	0.7
Retail-Computer Equipment	0.6
Machinery-General Industrial	0.6
Telecommunication Equipment	0.6
Financial Guarantee Insurance	0.6
Rubber/Plastic Products	0.6
Food-Dairy Products	0.6
Energy-Alternate Sources	0.6
Computers-Integrated Systems	0.6
Batteries/Battery Systems	0.6
Building & Construction-Misc.	0.6
Food-Meat Products	0.6
Finance-Commercial	0.6
Chemicals-Plastics	0.6
Cruise Lines	0.6

Marine Services	0.6%
Educational Software	0.6
Hazardous Waste Disposal	0.5
Computer Software	0.5
Firearms & Ammunition	0.5
Travel Services	0.5
Food-Flour & Grain	0.5
Radio	0.5
Hotels/Motels	0.5
Retail-Pawn Shops	0.5
Auto-Heavy Duty Trucks	0.5
Chemicals-Diversified	0.5
Security Services	0.5
Medical-Drugs	0.5
Rental Auto/Equipment	0.5
Computers-Memory Devices	0.4
Home Furnishings	0.4
Food-Retail	0.4
Semiconductor Components-Integrated Circuits	0.4
Agricultural Chemicals	0.4
Chemicals-Specialty	0.4
E-Commerce/Services	0.3
Oil Field Machinery & Equipment	0.3
Distribution/Wholesale	0.3
Electric Products-Misc.	0.3
Food-Wholesale/Distribution	0.3
Dialysis Centers	0.3
Television	0.2
Oil & Gas Drilling	0.2

99.0%

Credit Quality#†

Ba	30.1%
B	46.0
Caa	19.6
Not Rated@	4.3

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

62

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 76.3%
Aerospace/Defense-Equipment — 1.0%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$2,884,000	$2,970,520
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	2,309,000	2,199,322

		5,169,842

Airlines — 0.7%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(1)	80,977	81,269
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(1)	158,540	161,552
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024	1,806,798	1,811,315
United Airlines Pass-Through Trust Pass-Through Certs Series 2013-1, Class B 5.38% due 02/15/2023	1,175,291	1,225,241

		3,279,377

Auto-Heavy Duty Trucks — 0.5%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,340,888

Batteries/Battery Systems — 0.6%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	3,021,815

Broadcast Services/Program — 0.7%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	3,219,000	3,202,905

Building & Construction-Misc. — 0.6%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	2,867,640

Building-Residential/Commercial — 0.7%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	1,155,000	1,053,938
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,167,562

		3,221,500

Cable/Satellite TV — 2.7%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	1,524,000	1,573,530
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	2,515,000	2,552,725

Security Description	Principal Amount	Value (Note 3)
Cable/Satellite TV (continued)
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	$2,026,000	$2,117,170
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	1,265,000	1,334,575
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	2,020,000	2,156,350
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	221,000	208,293
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026*	2,844,000	2,948,872
Neptune Finco Corp. Senior Notes 6.63% due 10/15/2025*	457,000	492,417

		13,383,932

Casino Hotels — 2.1%
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	1,608,000	1,640,160
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	550,000	545,875
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,881,000	2,981,835
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	2,306,000	2,392,475
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,750,000	2,791,250

		10,351,595

Cellular Telecom — 3.0%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	10,382,000	9,687,756
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	2,203,000	1,966,177
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	3,136,000	3,237,920

		14,891,853

Chemicals-Plastics — 0.6%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	2,793,000	2,834,895

63

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty — 0.4%
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	$825,000	$654,844
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	1,306,000	1,172,135

		1,826,979

Coal — 0.8%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	4,770,000	4,054,500

Computer Services — 1.5%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	2,465,000	2,369,481
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,699,000	2,284,029
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	2,774,000	2,819,077

		7,472,587

Computer Software — 0.5%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	2,522,000	2,603,965

Computers — 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,955,000	2,094,423
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,595,000	2,792,150

		4,886,573

Computers-Integrated Systems — 0.6%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*	3,021,000	3,024,776

Computers-Memory Devices — 0.4%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	1,920,000	2,162,400

Containers-Metal/Glass — 1.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,311,000	2,570,987
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,480,000	2,569,900

		5,140,887

Containers-Paper/Plastic — 0.9%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,384,000	1,425,520

Security Description	Principal Amount	Value (Note 3)
Containers-Paper/Plastic (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	$2,765,000	$2,851,406

		4,276,926

Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	1,296,000	1,337,848

Distribution/Wholesale — 0.3%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,636,000	1,640,090

Educational Software — 0.6%
Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	2,605,000	2,725,481

Electric Products-Misc. — 0.3%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	1,468,000	1,508,370

Electric-Generation — 0.0%
NRG REMA LLC Sub. Notes 9.24% due 07/02/2017	141,570	134,492

Electric-Integrated — 1.9%
AES Corp. Senior Notes 5.50% due 03/15/2024	3,091,000	3,195,321
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class B 9.13% due 06/30/2017	126,600	118,371
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	3,447,054	3,171,290
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	3,200,000	3,032,000

		9,516,982

Electronic Components-Semiconductors — 0.7%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,034,000	1,048,042
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	2,768,000	2,456,600

		3,504,642

Energy-Alternate Sources — 0.6%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	3,033,000	3,044,374

64

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 2.3%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	$6,268,000	$6,526,555
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	4,800,000	4,800,000

		11,326,555

Finance-Commercial — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,460,000	1,290,275
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,677,000	1,567,995

		2,858,270

Finance-Consumer Loans — 2.9%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	5,538,000	4,651,920
Navient Corp. Senior Notes 5.63% due 08/01/2033	4,851,000	3,771,652
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	4,019,000	4,065,218
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	1,623,000	1,610,828

		14,099,618

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,600,000	3,568,500

Firearms & Ammunition — 0.5%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	3,150,000	2,559,375

Food-Flour & Grain — 0.5%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	2,480,000	2,472,250

Food-Meat Products — 0.6%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	2,881,000	2,866,595

Food-Retail — 0.4%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	1,921,000	2,041,063

Food-Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,395,000	1,339,200

Security Description	Principal Amount	Value (Note 3)
Gambling (Non-Hotel) — 0.7%
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	$4,051,000	$3,600,326
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	6,721

		3,607,047

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	2,569,000	2,623,591

Home Furnishings — 0.4%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*	2,079,000	2,103,699

Hotels/Motels — 0.5%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023	2,310,000	2,379,300

Independent Power Producers — 1.1%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	2,525,000	2,474,500
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	2,914,000	2,928,570

		5,403,070

Internet Connectivity Services — 0.9%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,450,000	2,511,250
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	1,725,000	1,804,781

		4,316,031

Internet Content-Entertainment — 0.7%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	3,338,000	3,571,660

Investment Management/Advisor Services — 1.3%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	4,521,000	4,227,135
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	2,333,000	2,344,665

		6,571,800

Marine Services — 0.6%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,906,000	2,818,820

Medical-Drugs — 0.5%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.25% due 01/15/2022*	2,500,000	2,311,975

65

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.8%
MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*	$1,355,000	$1,445,616
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	3,150,000	2,551,500

		3,997,116

Medical-Hospitals — 3.1%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,705,000	1,807,300
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	4,643,000	4,710,323
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	4,610,000	4,425,600
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	3,250,000	3,384,030
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,204,070

		15,531,323

Metal-Aluminum — 0.7%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	1,725,000	1,828,500
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	1,421,000	1,492,050

		3,320,550

Oil Companies-Exploration & Production — 4.5%
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,516,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	2,267,000	1,439,545
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	2,980,000	2,980,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,708,000	2,518,440
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	3,304,000	3,213,140
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,567,000	2,451,485
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020(7)	1,657,337	596,641

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	$3,217,000	$2,163,433
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,461,000	1,212,630
SM Energy Co. Senior Notes 6.50% due 01/01/2023	893,000	759,050
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	3,200,000	3,152,000

		22,002,364

Oil Field Machinery & Equipment — 0.3%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,692,488

Oil Refining & Marketing — 1.4%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	3,290,000	2,409,925
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	1,559,000	1,640,847
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	2,892,000	2,761,860

		6,812,632

Oil-Field Services — 1.0%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	3,502,000	2,486,420
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	2,535,000	2,458,950

		4,945,370

Paper & Related Products — 0.9%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	2,225,000	2,174,937
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,226,000	2,237,130

		4,412,067

Pipelines — 5.5%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	2,290,000	2,467,475
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,598,670
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,300,000	1,287,000

66

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	$2,600,000	$2,587,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	2,827,000	2,862,337
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	2,709,000	2,431,327
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,147,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	4,799,000	5,020,954
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,081,000	1,919,723
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	2,615,000	2,680,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	3,080,000	3,203,508

		27,205,869

Printing-Commercial — 0.5%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	2,621,000	2,476,845

Publishing-Newspapers — 0.8%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	2,246,000	2,268,460
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,867,000	1,904,340

		4,172,800

Publishing-Periodicals — 0.9%
Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	4,179,000	4,293,922

Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	2,398,000	2,463,202

Real Estate Investment Trusts — 2.2%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	4,067,000	4,168,675

Security Description	Principal Amount	Value (Note 3)
Real Estate Investment Trusts (continued)
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	$1,901,000	$1,988,921
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,651,000	1,642,745
iStar, Inc. Senior Notes 6.50% due 07/01/2021	3,090,000	3,070,688

		10,871,029

Real Estate Management/Services — 0.7%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	3,480,000	3,514,800

Real Estate Operations & Development — 0.9%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	4,218,000	4,479,010

Rental Auto/Equipment — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	1,477,000	1,392,073
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	862,000	872,775

		2,264,848

Retail-Appliances — 0.7%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	4,695,000	3,420,308

Retail-Computer Equipment — 0.6%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	3,097,000	3,143,455

Retail-Pawn Shops — 0.5%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	2,300,000	2,346,000

Retail-Restaurants — 1.0%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	1,817,000	1,912,392
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	3,351,000	3,149,940

		5,062,332

Rubber/Plastic Products — 0.6%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	3,375,000	3,071,250
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

		3,071,250

67

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	$2,283,000	$2,442,810

Steel-Producers — 1.5%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	2,900,000	3,059,500
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,989,000	2,068,560
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	2,150,000	2,346,187

		7,474,247

Telecommunication Equipment — 0.6%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	3,055,000	3,093,188

Telephone-Integrated — 2.6%
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	485,000	441,350
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	3,040,000	3,245,200
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	2,295,000	2,478,600
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	6,312,000	6,738,060

		12,903,210

Travel Services — 0.5%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,387,000	2,500,383

Wire & Cable Products — 1.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	2,825,000	2,825,000
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	2,235,000	2,100,900

		4,925,900

Total U.S. Corporate Bonds & Notes (cost $370,151,262)		377,105,851

FOREIGN CORPORATE BONDS & NOTES — 14.8%
Agricultural Chemicals — 0.4%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	2,001,000	1,985,993

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	3,100,000	3,065,125

Security Description	Principal Amount	Value (Note 3)
Cable/Satellite TV — 3.1%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	$6,765,000	$6,832,650
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	2,950,000	2,992,480
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	5,542,000	5,535,072

		15,360,202

Chemicals-Diversified — 0.5%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,334,500

Containers-Metal/Glass — 0.6%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	3,125,000	3,257,813

Cruise Lines — 0.6%
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	2,428,000	2,828,620

Diversified Minerals — 0.9%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	4,121,000	4,615,520

Electronic Components-Semiconductors — 0.4%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	1,755,000	1,897,594

Finance-Leasing Companies — 0.8%
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	4,205,000	4,194,487

Machinery-General Industrial — 0.6%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	3,052,000	3,113,040

Metal-Copper — 0.7%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	4,029,000	3,555,592

Oil & Gas Drilling — 0.2%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	2,982,000	790,230

Oil Companies-Exploration & Production — 0.9%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,878,000	1,521,180
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	395,000	312,050
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,394,000	982,770

68

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	$2,000,000	$1,490,000

		4,306,000

Printing-Commercial — 0.7%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	3,373,000	3,440,460

Satellite Telecom — 1.9%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	2,540,000	2,361,692
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	2,805,000	2,096,738
Telesat Canada/Telesat LLC Company Guar. Notes 6.00% due 05/15/2017*	4,845,000	4,832,887

		9,291,317

Security Services — 0.5%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,313,400

Semiconductor Components-Integrated Circuits — 0.4%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	1,935,000	2,003,944

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Steel-Producers — 1.0%
ArcelorMittal Senior Notes 7.25% due 02/25/2022	4,480,000	4,905,600

Total Foreign Corporate Bonds & Notes (cost $75,881,281)		73,259,437

LOANS(10)(11)(12) — 1.1%
Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

Casino Hotels — 0.5%
Caesars Entertainment Resort Properties LLC FRS BTL-B 7.00% due 10/11/2020	2,500,000	2,442,188

E-Commerce/Services — 0.3%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	2,158,240	1,715,801

Security Description	Shares/ Principal Amount	Value (Note 3)
LOANS(10)(11)(12) (continued)
Electronic Components-Semiconductors — 0.3%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	$1,322,877	$1,269,962

Total Loans (cost $5,858,758)		5,427,951

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	945,248

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.5%
Diversified Banking Institutions — 1.3%
Citigroup, Inc. FRS 5.95% due 05/15/2025(6)	3,575,000	3,681,178
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	2,263,000	2,410,095

		6,091,273

Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	4,314,000	3,084,510

Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	3,063,750

Total Preferred Securities/Capital Securities (cost $11,723,534)		12,239,533

Total Long-Term Investment Securities (cost $463,614,843)		468,978,020

REPURCHASE AGREEMENTS — 4.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(8) (cost $20,224,000)	20,224,000	20,224,000

TOTAL INVESTMENTS (cost $483,838,843)(9)	99.0%	489,202,020
Other assets less liabilities	1.0	4,697,560

NET ASSETS	100.0%	$493,899,580

69

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $228,454,404 representing 46.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(2)	Illiquid security. At July 31, 2016, the aggregate value of these securities was $951,969 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$945,248	$1,149.94	0.19%

(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflects the increased rate.
(8)	See Note 3 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

70

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$3,036,556	$242,821	$3,279,377
Gambling (Non-Hotel)	—	3,600,326	6,721	3,607,047
Rubber/Plastic Products	—	3,071,250	0	3,071,250
Other Industries	—	367,148,177	—	367,148,177
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	73,259,437	—	73,259,437
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	5,427,951	—	5,427,951
Common Stocks	—	—	945,248	945,248
Preferred Securities/Capital Securities	—	12,239,533	—	12,239,533
Repurchase Agreements	—	20,224,000	—	20,224,000

Total Investments at Value	$—	$488,007,230	$1,194,790	$489,202,020

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

71

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	15.6%
Diversified Financial Services	13.1
United States Treasury Notes	12.8
United States Treasury Bonds	10.3
Government National Mtg. Assoc.	5.6
Federal Home Loan Mtg. Corp.	5.5
Diversified Banking Institutions	4.5
Electric-Integrated	2.0
Banks-Commercial	1.7
Pipelines	1.4
Real Estate Investment Trusts	1.3
Telephone-Integrated	1.2
Finance-Auto Loans	0.9
Medical-Drugs	0.9
Cable/Satellite TV	0.9
Brewery	0.8
Auto-Cars/Light Trucks	0.7
Medical-Biomedical/Gene	0.7
Retail-Drug Store	0.7
Insurance-Life/Health	0.7
Banks-Super Regional	0.7
Oil Companies-Integrated	0.7
Tobacco	0.6
Small Business Administration	0.6
Banks-Money Center	0.6
Finance-Credit Card	0.5
Finance-Other Services	0.4
Containers-Paper/Plastic	0.4
Oil-Field Services	0.4
Medical Products	0.4
U.S. Government Agencies	0.4
Medical-HMO	0.4
Food-Meat Products	0.4
Oil Companies-Exploration & Production	0.4
Food-Confectionery	0.4
Food-Misc./Diversified	0.4
Registered Investment Companies	0.3
Home Decoration Products	0.3
Gold Mining	0.3
Chemicals-Diversified	0.3
Insurance-Mutual	0.3
Municipal Bonds & Notes	0.3
Sovereign	0.3
Banks-Fiduciary	0.3
Finance-Investment Banker/Broker	0.3
Medical-Generic Drugs	0.2
Applications Software	0.2
Computers	0.2
Transport-Rail	0.2
Diagnostic Equipment	0.2
Multimedia	0.2
Agricultural Chemicals	0.2
Building Products-Cement	0.2
Insurance Brokers	0.2
Oil Refining & Marketing	0.2
Aerospace/Defense	0.2
Cellular Telecom	0.2
Paper & Related Products	0.2
Insurance-Multi-line	0.2
Medical Labs & Testing Services	0.2
Aerospace/Defense-Equipment	0.2

Retail-Restaurants	0.2%
Food-Retail	0.2
Medical Instruments	0.2
Diversified Manufacturing Operations	0.2
Television	0.1
Medical-Hospitals	0.1
Resorts/Theme Parks	0.1
Radio	0.1
Enterprise Software/Service	0.1
Retail-Consumer Electronics	0.1
Steel-Producers	0.1
E-Commerce/Services	0.1
Internet Security	0.1
Rental Auto/Equipment	0.1
Chemicals-Specialty	0.1
Metal-Copper	0.1
Security Services	0.1
Cruise Lines	0.1
Gas-Distribution	0.1
Retail-Bedding	0.1
Finance-Consumer Loans	0.1
Retail-Building Products	0.1
Containers-Metal/Glass	0.1
Auto/Truck Parts & Equipment-Original	0.1
Advertising Agencies	0.1
Satellite Telecom	0.1
Racetracks	0.1
Beverages-Wine/Spirits	0.1
Oil & Gas Drilling	0.1
E-Commerce/Products	0.1
Diversified Minerals	0.1
Resolution Funding	0.1
Resolution Funding Corp	0.1
Transport-Marine	0.1
Retail-Regional Department Stores	0.1
Networking Products	0.1
Machinery-Construction & Mining	0.1
Investment Management/Advisor Services	0.1
Hotels/Motels	0.1
Machinery-Farming	0.1
Tennessee Valley Authority	0.1

99.4%

Credit Quality#†

Aaa	52.6%
Aa	2.1
A	9.2
Baa	19.5
Ba	4.1
B	1.1
Caa	0.2
Not Rated@	11.2

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

72

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES — 13.0%
Diversified Financial Services — 13.0%
A10 Securitization LLC Series 2015-1, Class A1 2.10% due 04/15/2034*(1)	$753,980	$751,339
A10 Securitization LLC Series 2013-1, Class A 2.40% due 11/15/2025*(1)	22,731	22,729
A10 Securitization LLC Series 2015-1, Class A2 3.13% due 04/15/2034*(1)	431,000	433,588
Academic Loan Funding Trust FRS Series 2013-1A, Class A 1.29% due 12/26/2044*	361,961	360,004
Access Point Funding Trust 6.25% due 02/16/2021(4)	865,398	867,000
Ajax Mtg. Loan Trust Series 2015-B, Class A 3.88% due 07/25/2060*(2)	347,899	343,486
ALM XIV, Ltd. FRS Series 2014-14A, Class A1 2.17% due 07/28/2026*(3)	5,000,000	4,984,145
American Credit Acceptance Receivables Trust Series 2014-4, Class A 1.33% due 07/10/2018*	517	517
American Credit Acceptance Receivables Trust Series 2015-1, Class A 1.43% due 08/12/2019*	188,265	188,208
American Credit Acceptance Receivables Trust Series 2015-2, Class A 1.57% due 06/12/2019*	239,901	239,901
American Credit Acceptance Receivables Trust Series 2016-3, Class A 1.70% due 11/12/2020*	296,000	295,989
American Credit Acceptance Receivables Trust Series 2015-3, Class A 1.95% due 09/12/2019*	148,087	148,360
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	245,000	245,796
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	977,191	1,043,461
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,458,563	1,572,360
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	970,230	1,051,275
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	160,799
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	384,825
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	535,756

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	$150,000	$162,441
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	301,516
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	774,632
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A2A 0.83% due 09/10/2018	118,982	118,937
AmeriCredit Automobile Receivables Trust Series 2014-1, Class A3 0.90% due 02/08/2019	223,428	223,397
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.94% due 01/25/2036	1,200,000	1,128,983
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(4)(11)	1,500,000	1,500,000
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(2)	426,538	427,666
ARI Fleet Lease Trust Series 2015-A, Class A2 1.11% due 11/15/2018*(4)	1,247,046	1,244,854
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	1,547,000	1,549,038
ARLP Securitization Trust Series 1, Class A1 3.97% due 05/25/2055*	869,698	849,434
Axis Equipment Finance Receivables III LLC Series 2015-1A, Class A2 1.90% due 03/20/2020*	536,062	535,554
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	618,919	620,220
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	993,052	1,021,930
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.80% due 04/20/2025*(3)	4,000,000	3,955,460
Ballyrock CLO FRS Series 2013-1A, Class A 1.82% due 05/20/2025*(3)(4)	1,281,000	1,263,435
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(1)	700,000	717,233
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	945,777	943,562
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.01% due 08/25/2033(2)	429,541	427,857

73

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Blue Elephant Loan Trust Series 2015-1, Class A 3.12% due 12/15/2022*	$414,523	$414,017
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	282,368
CAM Mtg. LLC Series 2015-1, Class A 3.50% due 07/15/2064*	250,424	250,378
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	492,000	491,923
CarFinance Capital Auto Trust Series 2014-1A, Class A 1.46% due 12/17/2018*	64,840	64,807
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	394,530	392,752
CarMax Auto Owner Trust Series 2015-2, Class A2A 0.82% due 06/15/2018	494,386	494,201
Carnow Auto Receivables Trust Series 2015-1A, Class A 1.69% due 01/15/2020*	265,960	265,687
Cent CLO LP FRS Series 2014-16AR, Class A1AR 1.89% due 08/01/2024*(3)	4,000,000	3,993,348
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	3,125,000	3,145,128
Chesapeake Funding LLC FRS Series 2013-1A, Class A 0.92% due 01/07/2025*	1,084,574	1,084,257
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3 0.83% due 09/17/2018*	46,954	46,944
Citi Held For Asset Issuance Series 2015-PM1, Class A 1.85% due 12/15/2021*	147,276	147,017
Citi Held For Asset Issuance Series 2015-PM1, Class B 2.93% due 12/15/2021*	486,000	478,168
Citi Held For Asset Issuance Series 2016-MF1, Class A 4.48% due 08/15/2022*	736,265	743,881
Citi Held For Asset Issuance Series 2016-PM1, Class A 4.65% due 04/15/2025*	615,632	624,615
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	1,000,000	996,449
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,656,327
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	2,600,000	2,638,806
COBALT Commercial Mtg. Trust VRS Series 2007-C3, Class A4 5.76% due 05/15/2046(1)	1,560,872	1,604,288

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Colony American Homes, Inc. FRS Series 2014-2A, Class A 1.40% due 07/17/2031*	$1,469,391	$1,448,967
COMM Mtg. Trust FRS Series 2014-TWC, Class A 1.33% due 02/13/2032*(1)	1,000,000	998,151
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,352,783
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,377,432
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	5,331,000	5,830,151
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2055(1)	770,833	853,851
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,761,088
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(1)	625,000	694,484
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	5,000,000	5,553,650
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	1,137,175	1,265,180
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*	121,298	121,409
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	878,679	877,774
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	410,207
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	290,716	289,923
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	505,523	505,245
CPS Auto Receivables Trust Series 2016-B, Class A 2.07% due 11/15/2019*	203,876	204,579
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	1,000,000	997,021
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	209,976
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	844,939	856,682
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	708,515

74

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	$223,000	$217,613
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	511,574
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	298,688	298,699
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	1,000,000	1,001,625
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	250,000	250,511
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	726,000	729,645
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.70% due 06/15/2039(1)	4,994,000	5,037,359
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 2.85% due 03/25/2034(2)	1,542,494	1,545,892
DBWF 2015-LCM Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	1,376,492	1,440,571
DBWF 2015-LCM Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(1)	1,000,000	1,052,403
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	816,000	817,730
Drive Auto Receivables Trust Series 2016-BA, Class B 2.56% due 06/15/2020*	318,000	320,407
Drive Auto Receivables Trust Series 2016-AA, Class B 3.17% due 05/15/2020*	625,000	634,685
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	810,673
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	777,000	798,480
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	743,442
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	264,987
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	457,447
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.85% due 07/19/2044(2)	1,622,353	1,566,626
DT Auto Owner Trust Series 2015-2A, Class A 1.24% due 09/17/2018*	168,078	168,105

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	$386,923	$386,866
DT Auto Owner Trust Series 2016-3A, Class A 1.75% due 11/15/2019*	515,599	515,538
DT Auto Owner Trust Series 2016-3A, Class B 2.65% due 07/15/2020*	400,000	400,315
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	301,466
Exeter Automobile Receivables Trust Series 2014-3A, Class A 1.32% due 01/15/2019*	151,059	150,876
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	334,214	333,521
Exeter Automobile Receivables Trust Series 2015-1A, Class A 1.60% due 06/17/2019*	433,932	434,149
Exeter Automobile Receivables Trust Series 2016-2A, Class A 2.21% due 07/15/2020*	907,306	906,682
Exeter Automobile Receivables Trust Series 2014-1A, Class B 2.42% due 01/15/2019*	393,830	393,944
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	1,560,000	1,559,005
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	500,000	500,062
First Investors Auto Owner Trust Series 2015-1A, Class A2 1.21% due 04/15/2019*	390,655	390,245
First Investors Auto Owner Trust Series 2013-3A, Class A3 1.44% due 10/15/2019*	169,892	169,819
First Investors Auto Owner Trust Series 2015-2A, Class A1 1.59% due 12/16/2019*	322,843	322,368
First Investors Auto Owner Trust Series 1A, Class A1 1.92% due 05/15/2020*	229,672	230,274
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,946,561	1,948,683
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	484,920
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	672,024	668,757
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	1,054,037	1,060,023
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	252,225
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	182,689

75

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2015-B, Class A2A 0.72% due 03/15/2018	$596,187	$595,968
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	649,884	650,122
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,834,679
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,839,614
Galaxy CLO, Ltd. FRS Series 2013-16A, Class C 3.23% due 11/16/2025*(3)(4)	2,080,000	2,022,594
GCAT Series 2015-2, Class A1 3.75% due 07/25/2020*	679,232	676,662
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	713,856	713,003
GLS Auto Receivables Trust Series 2016-1A, Class A 2.73% due 10/15/2020*	775,693	775,352
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	270,000	270,712
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	501,704
GO Financial Auto Securitization Trust Series 2015-1, Class A 1.81% due 03/15/2018*	229,277	229,090
GO Financial Auto Securitization Trust Series 2015-2, Class A 3.27% due 11/15/2018*	475,973	474,916
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	428,000	426,495
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	535,000	530,580
Green Tree Agency Advance Funding Trust I Series 2015-T1, Class AT1 2.30% due 10/15/2046*	444,000	443,809
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	700,000	700,266
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,992,036
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.99% due 09/25/2035(2)	14,769	13,585
GTP Acquisition Partners I LLC Series 2015-1, CLASS A 2.35% due 06/15/2045*	155,000	154,268
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	171,000	172,283

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 1.02% due 12/10/2027*	$469,919	$469,782
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.95% due 03/25/2035(2)	295,672	282,245
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.86% due 04/25/2025*(3)	5,000,000	4,980,515
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.48% due 06/17/2031*	1,392,566	1,377,254
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	764,676	818,898
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,470,219
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.74% due 06/15/2049(1)	2,100,000	2,136,769
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.74% due 06/15/2049(1)	4,300,000	4,328,633
JPMorgan Mtg. Trust FRS Series 2003-A1, Class 1A1 2.50% due 10/25/2033(2)	1,138,961	1,109,894
LendingClub Issuance Trust Series 16-NP1, Class A 3.75% due 06/15/2022	312,000	312,000
Lendmark Funding Trust Series 2016-A, Class A 4.82% due 08/21/2023*	685,000	680,860
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1 2.21% due 10/15/2027*(3)(4)	2,500,000	2,494,500
LV Tower 52 Series 2013-1, Class A 5.50% due 07/15/2019*(4)(11)	1,229,738	1,198,625
MarketPlace Loan Trust Series 2015-OD3, Class A 3.25% due 09/17/2017*(11)	117,722	117,072
MarketPlace Loan Trust Series 2015-OD4, Class A 3.25% due 12/18/2017*	262,418	262,418
Marlette Funding Trust Series 2016-1A, Class A 3.06% due 01/17/2023*	1,014,000	1,014,968
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A2A 0.82% due 06/15/2018	501,105	500,921
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.13% due 10/25/2028(2)	867,111	846,691
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.64% due 01/25/2029(2)	1,748,966	1,639,015

76

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(1)	$1,207,415	$1,300,069
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.68% due 04/15/2049(1)	6,750,000	6,429,467
MOTOR 2015-1 PLC FRS Series 2015-1A, Class A1 1.09% due 06/25/2022*	1,183,168	1,180,610
Nationstar HECM Loan Trust Series 2016-2A, Class A 2.24% due 06/25/2026*	348,189	348,188
Nationstar HECM Loan Trust Series 2015-2A, Class A 2.88% due 11/25/2025*	401,769	401,769
Nationstar HECM Loan Trust Series 2015-2A, Class M1 4.11% due 11/25/2025*	589,000	588,953
Nationstar HECM Loan Trust Series 2016-1A, Class M1 4.36% due 02/25/2026*	561,000	561,297
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A 1.80% due 07/15/2019*	2,401,000	2,395,665
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	2,850,000	2,849,279
Nissan Auto Lease Trust Series 2015-A, Class A2A 0.99% due 11/15/2017	702,284	702,437
NRPL Trust Series 2015-2A, Class A2 3.75% due 10/25/2057*	400,000	376,770
NRPL Trust VRS Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,231,209	1,206,264
NRPL Trust Series BH3-1A, Class A1 3.88% due 11/01/2054*	1,205,143	1,198,967
NRZ Advance Receivables Trust Series 2016-T1, AT1 2.75% due 06/15/2049*	655,000	663,802
NRZ Advance Receivables Trust Series 2015-T4, Class AT4 3.20% due 11/15/2047*	2,000,000	2,019,347
NRZ Advance Receivables Trust Series 2015-T3, Class DT3 4.27% due 11/15/2046*(11)	1,000,000	1,000,207
NRZ Advance Receivables Trust Series 2015-T4, Class DT4 4.67% due 11/15/2047*	750,000	751,610
NRZ Advance Receivables Trust Series 2015-T2, Class DT2 4.68% due 08/17/2048*	321,000	320,291
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A1 3.72% due 07/25/2055*	439,554	436,387

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A2 4.00% due 07/25/2055*	$205,000	$201,586
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3 3.21% due 11/15/2047*	1,467,000	1,469,569
Ocwen Master Advance Receivables Trust Series 2015-T3, Class BT3 3.70% due 11/15/2047*(11)	327,000	327,455
Ocwen Master Advance Receivables Trust Series 2015-1, Class DT1 4.10% due 09/17/2046*	438,000	437,876
Ocwen Master Advance Receivables Trust Series 2015-T3, Class DT3 4.69% due 11/15/2047*	750,000	750,681
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class A 4.35% due 05/17/2020*(11)	620,000	623,100
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class B 7.33% due 05/17/2020*(11)	195,000	196,402
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A 2.04% due 01/15/2021*	976,000	975,642
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	824,148	825,650
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	1,705,779	1,710,999
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,925,000	1,931,542
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	716,004
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	456,651
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	720,660
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	123,964
Oportun Funding II LLC Series 2016-A, Class A 4.70% due 03/08/2021*(11)	967,000	967,000
PFP III FRS Series 2015-2, Class A 1.93% due 07/14/2034*(1)	690,000	684,665
PFP III FRS Series 2015-2, Class C 3.69% due 07/14/2034*(1)	235,000	231,132

77

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
PFP III FRS Series 2015-2, Class D 4.44% due 07/14/2034*(1)	$195,000	$192,354
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A1 3.75% due 07/27/2030*	503,900	503,143
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A2 4.25% due 07/27/2030*	400,000	393,851
Progreso Receivables Funding III LLC Series 2015-A, Class A 3.63% due 02/08/2020*	1,083,000	1,079,256
Progreso Receivables Funding LLC Series 2015-B, Class A 3.00% due 07/28/2020*	401,000	393,265
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,628,342	1,650,519
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,748,167	1,795,877
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	507,392
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	856,879
Progress Residential Trust FRS Series 2016-SFR1, Class E 4.33% due 09/17/2033*	542,000	544,488
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	415,377
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	257,715
Purchasing Power Funding LLC Series 2015-A, Class A2 4.75% due 12/15/2019*(11)	1,000,000	1,001,875
RAIT Trust FRS Series 2015-FL4, Class A 1.82% due 12/15/2031*(1)	402,358	402,270
RAIT Trust FRS Series 2015-FL4, Class AS 2.22% due 12/15/2031*(1)	702,887	707,264
RAIT Trust FRS Series 2014-FL2, Class B 2.59% due 05/13/2031*(1)	450,000	447,429
RAIT Trust FRS Series 2015-FL5, Class B 4.38% due 01/15/2031*(1)	395,000	394,992
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class A 1.88% due 08/15/2032*(1)	319,034	314,514
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class B 3.48% due 08/15/2032*(1)	307,000	288,580
RMAT 2015-NPL1 LLC Series 2015-NPL1, Class A1 3.75% due 05/25/2055*	343,743	340,934

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
RREF LLC Series 2015-LT7, Class A 3.00% due 12/25/2032*(1)	$113,299	$113,299
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	35,197	35,210
Santander Drive Auto Receivables Trust Series 2015-S2, Class R1 1.84% due 11/18/2019*(11)	20,810	20,791
Santander Drive Auto Receivables Trust Series 2015-S1, Class R1 1.93% due 09/17/2019*(11)	173,342	172,042
Santander Drive Auto Receivables Trust Series 2015-S7, Class R1 1.97% due 03/16/2021*(11)	136,978	135,951
Selene Non-Performing Loans LLC Series 2014-1A, Class A 2.98% due 05/25/2054*	223,748	222,285
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.17% due 10/20/2034(2)	1,783,384	1,687,216
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 1.25% due 04/20/2033(2)	1,868,391	1,753,473
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*(11)	266,027	266,022
Skopos Auto Receivables Trust Series 2015-2A, Class A 3.55% due 02/15/2020*	156,883	156,696
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	636,000	635,900
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	475,234	476,564
SpringCastle America Funding LLC Series 2014-AA, Class B 4.61% due 10/25/2027*	1,080,000	1,078,615
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,711,916
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*(11)	544,000	535,362
SPS Servicer Advance Receivables Trust Series 2015-T2, Class DT2 4.23% due 01/15/2047*	645,000	645,304
SPS Servicer Advance Receivables Trust Series 2015-T3, Class DT3 4.43% due 07/15/2047*	534,000	535,692
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.73% due 07/19/2035(2)	849,016	819,081

78

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Sunset Mtg. Loan Co. Series 2014-NPL2, Class A 3.72% due 11/16/2044*	$58,121	$57,813
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 2.24% due 12/25/2044(2)	275,491	272,269
Trafigura Securitisation Finance PLC FRS Series 2014-1A, Class A 1.43% due 10/15/2018*(4)	200,000	198,019
Tricon American Homes Trust FRS Series 2015-SFR1, Class A 1.73% due 05/17/2032*	556,390	550,664
US Residential Opportunity Fund Trust Series 2016-1lll, Class A 3.47% due 07/27/2036*(11)	560,000	560,000
Vericrest Opportunity Loan Transferee Series 2015-NPL7, Class A1 3.25% due 02/25/2055*	476,342	471,959
Vericrest Opportunity Loan Transferee Series 2015-NP14, Class A1 4.38% due 11/27/2045*	623,772	627,449
Vericrest Opportunity Loan Trust Series 2015-NPL3, Class A1 3.38% due 10/25/2058*(4)	2,556,745	2,540,892
Vericrest Opportunity Loan Trust LLC VRS Series 2016-NPL5, Class A1 4.00% due 05/25/2046*	240,381	241,130
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	125,000	125,031
VOLT XLVI LLC Series 2016-NPL6, Class A1 3.88% due 06/25/2046*	627,433	626,893
VOLT XLVII LLC Series 2016-NPL7, Class A1 3.75% due 06/25/2046*	606,422	605,833
VOLT XXII LLC Series 2015-NPL4, Class A1 3.50% due 02/25/2055*	1,496,324	1,492,718
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	499,121	474,062
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	1,608,202	1,601,959
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,540,459	1,532,559
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50% due 03/25/2055*	1,797,084	1,787,877
VOLT XXXV LLC Series 2015-NPL9, Class A1 3.50% due 06/26/2045*	586,762	583,779
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C32, Class A3 5.70% due 06/15/2049(1)	4,200,000	4,301,611

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.72% due 04/25/2045(2)	$95,235	$89,290
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(1)	729,000	805,940
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,560,999
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.90% due 06/25/2035(2)	936,536	932,264
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-S, Class A1 2.96% due 09/25/2034(2)	1,487,082	1,512,294
West CLO, Ltd. FRS Series 2014-1A, Class A2 2.78% due 07/18/2026*(3)(4)	2,990,000	2,944,615
Westgate Resorts Series ABS-2015, Class 1A 2.75% due 05/20/2027*	240,308	238,982
Westlake Automobile Receivables Trust Series 2016-2A, Class A2 1.57% due 06/17/2019*	779,000	778,730
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	212,095
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	400,000	403,710
World Omni Automobile Lease Securitization Trust Series 2015-A, Class A2A 1.06% due 05/15/2018	610,863	610,604

Total Asset Backed Securities (cost $261,177,793)		262,161,424

U.S. CORPORATE BONDS & NOTES — 28.1%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	1,768,000	1,883,597

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	321,269
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/2019*	1,900,000	2,129,450
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	110,558
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	350,255

79

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	$127,000	$174,489
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	55,143
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	195,877

		3,337,041

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,677,717
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	337,231

		3,014,948

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,200,000	1,184,412
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	521,878
Mosaic Co. Senior Notes 3.75% due 11/15/2021	270,000	287,426
Mosaic Co. Senior Notes 4.25% due 11/15/2023	540,000	583,990
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	134,464

		2,712,170

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	127,531

Airlines — 0.0%
American Airlines, Class A Pass-Through Trust Pass-Through Certs. 3.65% due 12/15/2029	58,000	60,870
United Airlines, Class A Pass Through Trust Pass-Through Certs. 3.45% due 01/07/2030	149,000	154,960

		215,830

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.75% due 03/15/2017	161,000	165,725
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	181,292

Security Description	Principal Amount	Value (Note 3)
Applications Software (continued)
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	$175,000	$179,969
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,497,934
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	143,112
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	146,688
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	175,223
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	255,342

		4,745,285

Auto-Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	363,315
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	171,267
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	605,111
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	151,825
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	1,080,000	1,106,564
Ford Motor Credit Co. LLC FRS Senior Notes 1.18% due 09/08/2017	800,000	798,539
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	276,072
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	283,503
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	1,170,000	1,276,669
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	300,000	329,880
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,350,000	1,474,870
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,286,786
General Motors Co. Senior Notes 6.60% due 04/01/2036	262,000	324,060
General Motors Financial Co, Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	290,090

80

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	$455,000	$463,577
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	175,000	177,614
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	1,931,000	1,969,873
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	86,584
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	193,664
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	257,834
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	135,986
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	369,309
Volkswagen Group of America Finance LLC Company Guar. Notes 2.40% due 05/22/2020*	2,459,000	2,482,567

		14,875,559

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc. Senior Notes 4.63% due 07/02/2044	894,000	979,737
Johnson Controls, Inc. Senior Notes 5.70% due 03/01/2041	818,000	991,702

		1,971,439

Banks-Commercial — 0.7%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	278,367
BB&T Corp. Senior Notes 2.63% due 06/29/2020	450,000	467,039
Discover Bank Senior Notes 3.10% due 06/04/2020	1,801,000	1,857,006
Discover Bank Senior Notes 3.45% due 07/27/2026	495,000	498,682
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	509,998
Discover Bank Sub. Notes 7.00% due 04/15/2020	2,600,000	2,957,986
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	471,518

Security Description	Principal Amount	Value (Note 3)
Banks-Commercial (continued)
HSBC USA, Inc. Senior Notes 2.35% due 03/05/2020	$480,000	$484,050
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	198,000	201,756
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	181,905
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	458,379
PNC Bank NA Sub. Notes 3.80% due 07/25/2023	2,500,000	2,719,490
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	2,200,000	2,206,534
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	221,098
US Bank NA Senior Notes 2.80% due 01/27/2025	1,000,000	1,044,159

		14,557,967

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	53,145
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	124,721
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	180,000	194,013
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,866,583
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	47,203
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	931,000	988,217
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	540,000	565,961
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	96,728

		4,936,571

Banks-Super Regional — 0.7%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	276,019
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	1,170,000	1,220,070
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	241,613

81

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	$325,000	$338,853
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	2,015,000	2,022,778
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	378,415
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	216,131
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	254,935
Huntington National Bank Senior Notes 2.40% due 04/01/2020	1,512,000	1,542,499
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	257,951
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	43,720
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	510,466
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	107,493
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	369,262
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	309,894
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	400,589
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	918,246
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	1,052,000	1,088,835
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,522,770
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	214,886
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	450,000	486,594
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	306,000	335,046
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	490,417

Security Description	Principal Amount	Value (Note 3)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$112,000	$126,926

		13,674,408

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	239,274
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	145,931
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	60,940

		446,145

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	132,200

Brewery — 0.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	1,150,000	1,176,084
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	3,516,000	3,642,052
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	732,000	771,835
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,352,595
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,205,485
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,480,000	5,457,173
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	150,000	153,188
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	2,340,000	2,541,289

		16,299,701

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	350,000	324,096

Building Products-Cement — 0.2%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	225,318
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,807,113

		4,032,431

82

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.38% due 04/01/2026	$403,000	$429,195

Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.75% due 01/15/2024	280,000	295,400
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	448,000	486,412
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	2,451,000	2,706,289
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	131,000	154,163
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055*	175,000	218,823
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,801,000	2,942,126
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	900,000	967,547
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	298,875
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	701,551
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	450,000	429,336
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	346,963
Time Warner Cable, Inc. Senior Sec. Notes 4.50% due 09/15/2042	5,377,000	5,222,567
Time Warner Cable, Inc. Senior Sec. Notes 5.00% due 02/01/2020	720,000	787,152

		15,557,204

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	216,023
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	794,000	866,633

		1,082,656

Security Description	Principal Amount	Value (Note 3)
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	$270,000	$280,347
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	296,576

		576,923

Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	360,908
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	161,717
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	2,220,000	1,798,200

		2,320,825

Commercial Services-Finance — 0.0%
Equifax, Inc. Senior Notes 2.30% due 06/01/2021	85,000	86,019
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	94,000	104,429

		190,448

Computer Services — 0.0%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	360,000	391,237

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	334,729
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	740,096
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	307,623
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	202,392
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	491,750
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	363,334
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,584,723
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	183,000	191,223
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	217,000	229,832

83

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	$190,000	$203,550

		4,649,252

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,540,000	1,563,100
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	433,000	463,310

		2,026,410

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,598,802
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,226,951
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,365,313

		8,191,066

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	251,000	268,548

Diagnostic Equipment — 0.2%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	84,082
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,213,332
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	1,489,000	1,536,286
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	464,392

		4,298,092

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	125,358

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,380,000	1,389,115
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	355,000	358,704
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	408,872

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	$365,000	$374,268
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	7,357,755
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	3,056,000	3,276,946
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,609,950
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	776,614
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	284,553
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,811,764
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	810,000	910,920
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	748,264
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	738,870
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,265,845
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	700,000	762,302
Citigroup, Inc. FRS Senior Notes 1.20% due 03/10/2017	400,000	400,242
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,084,080
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	115,498
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	206,101
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	621,608
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	243,000	247,687
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	566,208
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,430,000	1,520,164
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	89,000	100,459

84

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	$300,000	$315,252
Goldman Sachs Group, Inc. FRS Senior Notes 1.73% due 11/15/2018	500,000	503,550
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	3,500,000	3,545,182
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	2,100,000	2,148,579
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	900,000	921,663
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,665,140
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	2,202,000	2,414,412
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	670,439
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,366,794
Morgan Stanley FRS Senior Notes 1.13% due 10/18/2016	500,000	500,256
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	237,681
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,677,007
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	228,000	235,521
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,634,000	2,840,071
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	1,081,609
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	79,844
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	300,000	331,224
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,800,000	4,292,659
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	5,141,059
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,658,712

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.63% due 04/01/2018	$800,000	$866,688

		67,430,131

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Senior Notes 5.80% due 03/15/2037	300,000	374,018
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	774,000	827,540
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	214,544
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	147,768
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	194,527
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	217,128

		1,975,525

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	270,000	303,203
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	322,760
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	1,016,639

		1,642,602

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,412,481

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	421,577

Electric-Distribution — 0.0%
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	149,498

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	112,247

Electric-Integrated — 1.6%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	113,000	120,325
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	125,405

85

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	$450,000	$470,884
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	195,878
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	180,000	206,973
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,251,483
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	113,807
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	200,000	219,888
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	127,235
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/2020	1,200,000	1,337,202
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	4,011,727
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	749,119
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	120,254
DTE Energy Co. Senior Notes 3.30% due 06/15/2022	60,000	63,526
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	388,107
Duke Energy Carolinas LLC Senior Notes 6.00% due 12/01/2028	200,000	264,311
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	196,235
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	266,821
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	141,141
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	276,201
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	202,920
Edison International Senior Notes 2.95% due 03/15/2023	350,000	357,775

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
Entergy Arkansas, Inc. 1st. Mtg. Bonds 3.50% due 04/01/2026	$88,000	$96,628
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	128,269
Exelon Corp. Senior Notes 3.40% due 04/15/2026	79,000	83,161
Exelon Corp. Senior Notes 4.45% due 04/15/2046	2,006,000	2,206,993
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	2,397,000	2,569,057
Florida Power & Light Co. Notes 3.25% due 06/01/2024	450,000	485,359
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	69,576
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	686,000	756,628
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	827,439
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	275,361
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	388,134
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	386,651
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	488,078
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	154,362
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	267,047
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,315,300
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,286,485
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	307,955
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	203,868
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	56,620
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	596,502

86

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	$208,000	$222,671
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	135,000
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	459,898
Southern Co. Senior Notes 2.35% due 07/01/2021	2,717,000	2,775,212
Southern Co. Senior Notes 4.40% due 07/01/2046	1,018,000	1,127,806
Southern Power Co. Senior Notes 4.15% due 12/01/2025	91,000	98,826
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	212,275
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	619,802
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	117,291
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	252,164
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	102,814
Xcel Energy, Inc. Senior Notes 3.30% due 06/01/2025	185,000	197,374

		32,477,823

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	182,190
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	328,933

		511,123

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	203,649
Arrow Electronics, Inc. Debentures 7.50% due 01/15/2027	500,000	624,403

		828,052

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	480,848

Security Description	Principal Amount	Value (Note 3)
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	$122,000	$123,210
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	462,705
Oracle Corp. Senior Notes 2.80% due 07/08/2021	360,000	378,792
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	623,499
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	103,863
Oracle Corp. Senior Notes 4.30% due 07/08/2034	540,000	590,879
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	213,299

		2,496,247

Finance-Auto Loans — 0.9%
Ally Financial, Inc. Senior Notes 2.50% due 03/15/2017(4)(11)	18,900,000	18,505,299

Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 4.63% due 09/25/2017	2,200,000	2,238,500

Finance-Credit Card — 0.5%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	196,876
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	360,000	368,775
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	200,000	204,250
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	483,000	495,482
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	900,000	928,104
Discover Financial Services Senior Notes 3.75% due 03/04/2025	263,000	268,998
Visa, Inc. Senior Notes 2.80% due 12/14/2022	7,755,000	8,196,562

		10,659,047

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	723,609
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	539,000	547,446

87

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	$1,789,000	$1,866,020

		3,137,075

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	130,000	136,175

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	2,283,000	2,437,187
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	557,000	582,165
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	3,433,000	3,758,582

		6,777,934

Food-Confectionery — 0.4%
JM Smucker Co. Company Guar. Notes 3.00% due 03/15/2022	2,816,000	2,970,041
JM Smucker Co. Company Guar. Notes 4.25% due 03/15/2035	1,132,000	1,260,305
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,775,352

		7,005,698

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	2,225,000	2,353,405
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	4,250,000	4,631,582
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	112,969

		7,097,956

Food-Misc./Diversified — 0.4%
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	397,199
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	300,000	323,000
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	1,600,000	1,873,742
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	254,567
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	1,419,000	1,714,812

Security Description	Principal Amount	Value (Note 3)
Food-Misc./Diversified (continued)
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	$650,000	$678,922
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026*	1,070,000	1,094,010
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	599,000	659,429

		6,995,681

Food-Retail — 0.2%
Kroger Co. FRS Senior Notes 1.21% due 10/17/2016	300,000	300,147
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	577,265
Kroger Co. Senior Notes 3.85% due 08/01/2023	1,300,000	1,435,815
Kroger Co. Company Guar. Notes 7.50% due 04/01/2031	450,000	644,185

		2,957,412

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	121,222

Gas-Distribution — 0.1%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	88,262
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	436,586
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	299,613
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	584,479
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	645,895

		2,054,835

Gold Mining — 0.2%
Barrick North America Finance LLC Company Guar. Notes 5.70% due 05/30/2041	1,196,000	1,309,393
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,905,000	2,211,520

		3,520,913

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc. Senior Notes 4.00% due 12/01/2024	3,400,000	3,632,101

88

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Home Decoration Products (continued)
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	$1,974,000	$2,156,640
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/01/2046	557,000	693,459

		6,482,200

Hotels/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 5.10% due 10/01/2025	926,000	1,016,016

Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	494,570

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	301,167
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	282,113
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	2,500,000	2,704,265

		3,287,545

Insurance-Life/Health — 0.7%
Five Corners Funding Trust Senior Notes 4.42% due 11/15/2023*	2,900,000	3,150,337
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	182,016
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	486,549
Pacific Life Insurance Co. Sub. Notes 7.90% due 12/30/2023*	400,000	504,815
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	462,000	522,488
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	453,054
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	102,187
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	4,356,000	4,467,579
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	461,163
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	153,817

Security Description	Principal Amount	Value (Note 3)
Insurance-Life/Health (continued)
Unum Group Senior Notes 4.00% due 03/15/2024	$3,000,000	$3,118,185
Unum Group Senior Notes 5.75% due 08/15/2042	207,000	235,597

		13,837,787

Insurance-Multi-line — 0.2%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,698,987
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	466,088
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	552,328
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	335,470
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	50,654

		3,103,527

Insurance-Mutual — 0.3%
Insurance-Life/Health Sub. Notes 8.30% due 07/01/2025*	200,000	271,331
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	3,850,000	4,119,292
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	341,910
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	100,000	160,041
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	261,650
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	563,164

		5,717,388

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	82,231
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	679,764
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	53,934

		815,929

89

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	$167,000	$174,274
Berkshire Hathaway, Inc. Senior Notes 3.40% due 01/31/2022	540,000	586,714

		760,988

Internet Security — 0.1%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	2,300,000	2,366,125

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	630,000	687,627
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	115,128
Legg Mason, Inc. Senior Notes 4.75% due 03/15/2026	111,000	120,739

		923,494

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	758,303
Caterpillar Financial Services Corp. Notes 3.25% due 12/01/2024	180,000	193,868
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	135,319

		1,087,490

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	363,455
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,757
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	450,000	488,668
John Deere Capital Corp. Senior Notes 3.40% due 09/11/2025	54,000	59,284

		983,164

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	64,317

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	180,000	193,026
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	291,364

Security Description	Principal Amount	Value (Note 3)
Medical Instruments (continued)
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	$2,000,000	$2,446,736

		2,931,126

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	300,000	310,560
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,701,557
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	58,392

		3,070,509

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	180,000	186,665
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	180,000	195,828
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	2,000,000	2,335,718
Stryker Corp. Senior Notes 3.50% due 03/15/2026	56,000	60,070
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	4,671,000	4,769,558

		7,547,839

Medical-Biomedical/Gene — 0.7%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	337,679
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	779,321
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	178,000	191,080
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	1,756,000	2,104,492
Celgene Corp. Senior Notes 1.90% due 08/15/2017	2,200,000	2,215,664
Celgene Corp. Senior Notes 2.88% due 08/15/2020	4,512,000	4,689,543
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	356,912
Celgene Corp. Senior Notes 5.00% due 08/15/2045	114,000	132,656
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	112,000	119,425

90

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	$180,000	$196,373
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	98,297
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,397,052
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	2,223,230

		14,841,724

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 2.85% due 05/14/2023	227,000	231,740
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	200,000	206,843
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	406,000	426,239
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	135,000	141,349
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	748,000	806,597
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	299,956
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	144,604
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	95,000	99,065
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	47,000	54,345
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	2,100,000	2,193,551
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	5,188,000	5,799,618
Forest Laboratories LLC Senior Notes 5.00% due 12/15/2021*	450,000	509,355
Johnson & Johnson Senior Notes 3.55% due 03/01/2036	90,000	101,461
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	131,000	135,240
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	36,248

Security Description	Principal Amount	Value (Note 3)
Medical-Drugs (continued)
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	$500,000	$514,323
Zoetis, Inc. Senior Notes 3.45% due 11/13/2020	30,000	31,344
Zoetis, Inc. Senior Notes 4.50% due 11/13/2025	84,000	93,861

		11,825,739

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 1.35% due 11/29/2016	630,000	630,349
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	60,000	60,178

		690,527

Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.40% due 06/15/2021	1,110,000	1,131,467
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	123,510
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	92,000	95,245
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	833,000	866,998
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	568,945
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	199,579
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	145,000	146,821
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	213,586
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	3,222,000	3,464,443
UnitedHealth Group, Inc. Senior Note 4.63% due 07/15/2035	260,000	309,079

		7,119,673

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,282,180
Texas Health Resources Senior Notes 4.33% due 11/15/2055	400,000	460,238

		2,742,418

91

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	$105,000	$114,879
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	106,004

		220,883

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	260,987
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	173,310
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	120,892

		555,189

Metal-Copper — 0.1%
Freeport Minerals Corp. Company Guar. Notes 9.50% due 06/01/2031	250,000	247,500
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	270,000	266,625
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,720,000	1,479,286
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	193,000	149,575
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	216,000	165,780

		2,308,766

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	596,385
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	630,000	675,365
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	630,000	692,231
Time Warner, Inc. Company Guar. Notes 6.50% due 11/15/2036	200,000	263,664
Viacom, Inc. Senior Notes 2.75% due 12/15/2019	180,000	183,524
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	450,000	437,886
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	460,276

Security Description	Principal Amount	Value (Note 3)
Multimedia (continued)
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	$450,000	$482,336

		3,791,667

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	360,000	382,944
Cisco Systems, Inc. Senior Notes 2.95% due 02/28/2026	88,000	94,575
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	238,480
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	402,421

		1,118,420

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.00% due 03/01/2020	450,000	497,928
Waste Management, Inc. Company Guar. Notes 2.40% due 05/15/2023	119,000	121,176
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	123,241
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	42,000	45,740

		788,085

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 2.75% due 09/01/2020	250,000	246,425

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc. Senior Notes 4.88% due 11/01/2043	180,000	139,819
Diamond Offshore Drilling, Inc. Senior Notes 5.70% due 10/15/2039	320,000	260,352
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	239,535
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	254,056

		893,762

Oil Companies-Exploration & Production — 0.3%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	359,818
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,377,000	1,503,111

92

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	$360,000	$411,179
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	274,661
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	410,456
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	448,632
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	351,862
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	100,000	118,652
Devon Financing Co. LLC Company Guar. Bonds 7.88% due 09/30/2031	200,000	236,737
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	109,520
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	276,241
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	288,934
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	450,000	476,997
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	180,000	178,533
Noble Energy, Inc. Company Guar. Notes 5.63% due 05/01/2021	133,000	140,059
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	88,000	92,537
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	122,293
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	59,728

		5,859,950

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	613,244
ConocoPhillips Co. Company Guar. Notes 2.20% due 05/15/2020	123,000	123,739
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	524,831

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Integrated (continued)
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	$225,000	$225,970
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/2029	200,000	249,007
Exxon Mobil Corp. Senior Notes 2.40% due 03/06/2022	450,000	465,928
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	324,000	338,227
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	205,480
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	402,008
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	102,697

		3,251,131

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	1,857,000	1,623,020
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	550,553
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,676,000	1,582,348

		3,755,921

Oil-Field Services — 0.2%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	2,709,000
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	362,483
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	92,550
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	235,434

		3,399,467

Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	2,700,000	3,061,911

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	188,464
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/2022	540,000	585,064

		773,528

93

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 1.3%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	$180,000	$178,044
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	74,000	77,516
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	151,739
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	268,699
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	257,935
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	179,000	174,364
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	173,000	169,171
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	3,000,000	2,796,867
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	2,256,000	2,098,908
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	183,192
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	335,944
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	95,954
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	207,080
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	281,450
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	765,733
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	45,000	47,730
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	184,582
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	45,000	54,536
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	945,000	920,168
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,700,000	4,511,417

Security Description	Principal Amount	Value (Note 3)
Pipelines (continued)
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	$103,000	$103,298
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	162,839
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	249,717
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	142,980
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	130,000	130,390
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	650,000	675,915
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	263,351
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	630,000	580,350
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	180,000	172,551
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	150,000	150,221
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	270,000	243,778
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,374,750
Spectra Energy Capital LLC Company Guar. Notes 3.30% due 03/15/2023	540,000	528,869
Spectra Energy Capital LLC Company Guar. Notes 7.50% due 09/15/2038	370,000	440,441
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	1,800,000	2,085,219
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	320,745
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	2,380,000	2,444,162
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.40% due 04/01/2021	225,000	237,305

94

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	$567,000	$539,167
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	113,000	114,262
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	105,342
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	181,000	176,870

		26,003,551

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,828,612

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	2,515,000	2,565,300

Real Estate Investment Trusts — 1.3%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	180,775
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,900,000	3,347,511
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	154,014
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	159,931
Boston Properties LP Senior Notes 3.80% due 02/01/2024	2,100,000	2,275,783
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,682,000	2,773,456
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	995,347
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	150,000	166,109
DDR Corp. Senior Notes 3.38% due 05/15/2023	2,500,000	2,512,613
Duke Realty LP Senior Notes 3.25% due 06/30/2026	31,000	31,828
Duke Realty LP Company Guar. Notes 4.38% due 06/15/2022	270,000	295,548
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	3,440,000	3,569,000

Security Description	Principal Amount	Value (Note 3)
Real Estate Investment Trusts (continued)
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	$490,000	$545,645
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	276,874
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	299,509
HCP, Inc. Senior Notes 3.88% due 08/15/2024	3,500,000	3,561,771
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	564,900
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	2,500,000	2,697,995
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	311,724
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	308,416
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	105,553
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	373,432
Simon Property Group LP Senior Notes 3.30% due 01/15/2026	81,000	86,827
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	270,000	296,579
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	257,824
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	630,000	682,202

		26,831,166

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	61,749

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	205,563
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	747,982
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,000,000	1,391,641

		2,345,186

95

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	$2,500,000	$2,575,000

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc. Senior Notes 4.92% due 08/01/2034	450,000	435,494
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,000,000	1,815,034

		2,250,528

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	862,000	907,267
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	172,000	202,609
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	216,053
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	194,480
Lowe’s Cos, Inc. Senior Notes 3.38% due 09/15/2025	119,000	131,187
Lowe’s Cos., Inc. Senior Notes 5.50% due 10/15/2035	300,000	387,753

		2,039,349

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	2,280,000	2,490,900

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	215,000	222,426
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	300,275
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	298,466

		821,167

Retail-Drug Store — 0.7%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	356,000	362,863
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	247,000	254,585
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	3,757,000	4,076,664

Security Description	Principal Amount	Value (Note 3)
Retail-Drug Store (continued)
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	$877,000	$976,469
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,896,997
Walgreen Co. Company Guar. Notes 3.10% due 09/15/2022	312,000	327,008
Walgreen Co. Company Guar. Notes 4.40% due 09/15/2042	100,000	107,105
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	409,000	422,474
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	3,100,000	3,333,170
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	503,138

		14,260,473

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	360,000	362,955
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	370,000	341,023
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/2037	200,000	215,427
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	222,764

		1,142,169

Retail-Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	2,191,000	2,401,205
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	179,505
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	139,800
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	185,094
Yum! Brands, Inc. Senior Notes 5.35% due 11/01/2043	83,000	70,550

		2,976,154

Satellite Telecom — 0.1%
SES Global Americas Holdings GP Company Guar. Notes 5.30% due 03/25/2044*	1,900,000	1,834,984

96

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Security Services — 0.1%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	$2,100,000	$2,291,625

Special Purpose Entity — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	305,173

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	685,870
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,775,280

		2,461,150

Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.00% due 02/15/2022	900,000	930,986
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	853,000	884,581
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	56,000	57,973
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	300,000	323,400
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	180,000	194,296
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,629,000	4,886,428
AT&T, Inc. Senior Notes 4.60% due 02/15/2021	630,000	696,861
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	119,000	126,015
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	214,573
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	585,024
BellSouth Corp. Senior Notes 6.88% due 10/15/2031	977,000	1,186,421
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	2,578,000	2,752,015
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	1,110,000	1,151,734
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026	400,000	399,360

Security Description	Principal Amount	Value (Note 3)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	$2,204,000	$2,226,360
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	52,270
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	630,000	667,452
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,890,000	2,215,656
Verizon Communications, Inc. Senior Notes 5.85% due 09/15/2035	50,000	62,102
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	3,002,000	4,084,410

		23,697,917

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	571,217

Tobacco — 0.4%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	3,768,000	4,132,637
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,486,000	1,677,731
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	246,000	323,511
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	2,130,968

		8,264,847

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	319,431
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	767,816
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	448,173
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	120,000	132,472
CSX Corp. Senior Notes 3.40% due 08/01/2024	630,000	678,600
CSX Corp. Senior Notes 3.95% due 05/01/2050	70,000	72,620
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	244,226

97

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	$540,000	$583,585
Union Pacific Railroad Co. Pass Through Certs. 2.70% due 05/12/2027	366,952	368,202

		3,615,125

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	284,990
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	366,576
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	148,106
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	58,056

		857,728

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	255,080
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	380,936

		636,016

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	251,000	276,002

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	492,117

Total U.S. Corporate Bonds & Notes (cost $546,855,749)		564,770,439

FOREIGN CORPORATE BONDS & NOTES — 5.8%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	337,203

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	163,292
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	652,542
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	301,510

Security Description	Principal Amount	Value (Note 3)
Agricultural Chemicals (continued)
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	$302,000	$308,311

		1,425,655

Banks-Commercial — 0.9%
ANZ New Zealand International, Ltd. Company Guar. Notes 1.75% due 03/29/2018*	328,000	330,040
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	258,950
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	211,394
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	300,987
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	182,475
Bank of Nova Scotia FRS Senior Notes 0.97% due 04/11/2017	400,000	399,982
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	556,715
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	252,803
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,255,708
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	782,460
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,229,674
BPCE SA Sub. Notes 4.88% due 04/01/2026*	350,000	364,059
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	280,269
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	212,791
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.38% due 08/04/2025	250,000	263,777
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023	400,000	429,119
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	575,520
Credit Suisse NY Senior Notes 3.00% due 10/29/2021	250,000	257,210

98

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	$1,260,000	$1,395,030
ING Bank NV Senior Notes 1.80% due 03/16/2018*	600,000	603,544
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	944,000	940,740
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	257,217
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	265,544
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	243,089
National Australia Bank, Ltd. NY Senior Notes 2.50% due 07/12/2026	250,000	248,470
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	308,155
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	483,115
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	300,000	327,490
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	383,519
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	300,000	307,815
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	400,000	403,465
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	268,315
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	255,734
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	100,991
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	185,780
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	410,927
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	176,974
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	461,238

Security Description	Principal Amount	Value (Note 3)
Banks-Commercial (continued)
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	$439,000	$443,869
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	227,729

		18,842,683

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	308,269

Banks-Money Center — 0.6%
ABN AMRO Bank NV Senior Notes 1.80% due 06/04/2018*	438,000	440,676
ABN AMRO Bank NV Senior Notes 4.25% due 02/02/2017*	2,100,000	2,131,273
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	200,000	209,602
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,400,000	3,599,070
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/2022*	4,300,000	4,389,066
Lloyds Bank PLC Company Guar. Notes 1.75% due 03/16/2018	423,000	422,609
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	200,000	211,712

		11,404,008

Beverages-Wine/Spirits — 0.1%
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*(4)	1,500,000	1,550,378

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	850,000	861,196

Cable/Satellite TV — 0.1%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,160,000	1,131,000

Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	810,000	902,088
Rogers Communications, Inc. Company Guar. Notes 4.10% due 10/01/2023	540,000	607,227
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	198,559
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	195,582
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	361,065

		2,264,521

99

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.3%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	$1,137,000	$1,249,394
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	3,262,000	3,902,507

		5,151,901

Cruise Lines — 0.1%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	2,100,000	2,271,986

Diversified Banking Institutions — 0.8%
Barclays PLC Senior Notes 3.25% due 01/12/2021	652,000	660,401
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,427,118
Barclays PLC Senior Notes 5.25% due 08/17/2045	200,000	223,441
BNP Paribas SA Sub. Notes 4.38% due 09/28/2025*	500,000	516,407
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	204,094
Credit Suisse Group Funding Guernsey, Ltd Company Guar. Notes 3.45% due 04/16/2021*	250,000	254,551
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,560,000	2,558,211
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 09/15/2022	250,000	254,467
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045	250,000	267,263
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	91,516
Deutsche Bank AG Senior Notes 2.95% due 08/20/2020	77,000	76,514
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021	123,000	122,879
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	438,544
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	205,749
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	600,000	791,495

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Lloyds Banking Group PLC Company Guar. Notes 3.10% due 07/06/2021	$200,000	$202,444
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	205,226
Royal Bank of Scotland Group PLC Senior Notes 4.80% due 04/05/2026	250,000	258,696
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,187,878
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,928,554
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	280,000	296,047

		15,171,495

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	378,454
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	2,011,000	2,204,716

		2,583,170

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	184,854
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	159,817
Pentair Finance SA Company Guar. Notes 2.90% due 09/15/2018	248,000	249,967
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	265,340
Tyco International Finance SA Company Guar. Notes 5.13% due 09/14/2045	60,000	71,291

		931,269

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	897,506
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	720,000	641,700

		1,539,206

100

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.4%
EDP Finance BV Senior Notes 4.90% due 10/01/2019*	$1,040,000	$1,114,006
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	3,065,000	3,340,145
Enel Finance International NV Company Guar. Notes 6.25% due 09/15/2017*	2,800,000	2,949,744

		7,403,895

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	583,357

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 3.00% due 12/03/2018*	449,000	460,684
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,438,489

		1,899,173

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.95% due 02/01/2022	150,000	157,077

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	199,930

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	2,348,300

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	375,656
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	173,000	185,172

		560,828

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	134,795

Medical-Drugs — 0.3%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,160,000	1,011,381
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.40% due 11/10/2016	400,000	401,784

Security Description	Principal Amount	Value (Note 3)
Medical-Drugs (continued)
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	$1,491,000	$1,498,507
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	107,000	108,856
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	1,013,000	1,035,207
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	968,000	996,742

		5,052,477

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,736,000	1,805,990
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	230,000	241,895
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,835,000	1,975,536
Mylan NV Company Guar. Notes 3.95% due 06/15/2026*	139,000	144,742
Mylan NV Company Guar. Notes 5.25% due 06/15/2046*	96,000	108,191

		4,276,354

Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	523,000	559,212

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	387,954

Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 5.20% due 03/15/2025	132,000	89,760
Ensco PLC Senior Notes 5.75% due 10/01/2044	80,000	46,800
Noble Holding International, Ltd. Company Guar. Notes 5.00% due 03/16/2018	57,000	54,908
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	180,000	110,588
Odebrecht Offshore Drilling Finance, Ltd. Senior Notes 6.75% due 10/01/2023*	2,862,420	457,987

		760,043

101

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	$180,000	$178,540
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	180,161
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	269,607
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	320,671
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 1.75% due 04/10/2017*	200,000	200,488

		1,149,467

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	148,000	155,388
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	116,000	118,370
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	191,408
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	720,000	776,429
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	281,539
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	297,000	318,714
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	166,806
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	190,530
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	193,325
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	364,755
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	242,382
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	484,592
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	180,000	174,600
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	700,000	745,500

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.75% due 03/01/2018	$500,000	$524,000
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	112,000	122,890
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026*	179,000	200,928
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	646,007
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	453,000	461,923
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	634,000	652,146
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	126,000	136,276
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	200,000	266,973
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	734,140
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	96,594
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	180,000	189,838
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	540,000	579,504
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	200,000	206,719
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	754,086

		9,976,362

Oil-Field Services — 0.2%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	575,892
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	3,951,000	3,955,121

		4,531,013

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027*†(4)(11)	731,485	21,944
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 3.75% due 04/28/2018*†(4)(11)	173,285	5,199
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.75% due 04/28/2018*†(4)(11)	273,255	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.75% due 04/28/2027*†(4)(11)	1,756,853	0

		27,143

102

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	$180,000	$181,022
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	270,389
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	390,091
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	212,211

		1,053,713

Telephone-Integrated — 0.0%
France Telecom SA Senior Notes 9.00% due 03/01/2031	258,000	409,502

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,266,000

Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,858,520

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	2,400,000	1,167,000

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	661,878
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	51,000	64,145

		726,023

Total Foreign Corporate Bonds & Notes (cost $116,489,083)		116,262,078

U.S. GOVERNMENT AGENCIES — 27.6%
Federal Home Loan Mtg. Corp. — 5.5%
3.00% due 11/01/2030	1,028,932	1,080,597
3.00% due 03/01/2043	1,571,251	1,647,078
3.00% due 04/01/2043	121,967	128,257
3.00% due 05/01/2043	191,595	201,959
3.50% due 08/01/2026	66,344	70,389
3.50% due 02/01/2042	253,556	271,192
3.50% due 05/01/2042	67,403	71,769
3.50% due 07/01/2042	350,837	371,482
3.50% due 03/01/2043	199,800	211,634
3.50% due 09/01/2045	8,080,875	8,531,514
3.50% due 12/01/2045	4,406,879	4,652,633
4.00% due 07/01/2025	188,228	199,614
4.00% due 10/01/2040	248,502	267,164
4.00% due 11/01/2040	153,818	165,360
4.00% due 01/01/2041	1,463,337	1,572,057
4.00% due 11/01/2043	324,111	347,192

Security Description	Principal Amount	Value (Note 3)
Federal Home Loan Mtg. Corp. (continued)
4.00% due 04/01/2044	$1,928,033	$2,063,192
4.00% due 09/01/2045	2,772,351	2,967,207
4.00% due 01/01/2046	1,363,382	1,487,371
4.50% due 07/01/2025	49,233	50,530
4.50% due 07/01/2040	1,087,326	1,187,481
4.50% due 03/01/2041	65,847	72,072
4.50% due 05/01/2041	155,684	170,528
4.50% due 05/01/2042	3,042,875	3,326,009
5.00% due 09/01/2019	60,633	62,868
5.00% due 11/01/2035	38,327	42,424
5.00% due 10/01/2036	65,257	72,446
5.00% due 12/01/2036	35,292	39,225
5.00% due 10/01/2037	12,734	14,128
5.00% due 08/01/2039	43,240	48,285
5.00% due 01/01/2040	58,027	64,796
5.00% due 04/01/2040	31,474	35,144
5.50% due 10/01/2017	19,434	19,825
5.50% due 08/01/2019	87,358	91,747
5.50% due 05/01/2036	14,174	15,950
5.50% due 12/01/2036	3,486	3,913
5.50% due 01/01/2038	46,909	52,935
Federal Home Loan Mtg. Corp. Multifamily Mtg. Pass-Through Certs. VRS Series 2016-K722, Class B 3.97% due 07/25/2049*(1)	625,000	616,145
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KF-12, Class A FRS
1.17% due 09/25/2022(1)	1,655,442	1,662,703
Series K712, Class A2
1.87% due 11/25/2019(1)	5,163,000	5,255,368
Series K708, Class A2
2.13% due 01/25/2019(1)	4,650,000	4,744,921
Series K705, Class A2
2.30% due 09/25/2018(1)	4,743,382	4,846,795
Series K706, Class A2
2.32% due 10/25/2018(1)	5,315,000	5,436,967
Series K704, Class A2
2.41% due 08/25/2018(1)	938,028	959,133
Series KJO2, Class A2
2.60% due 09/25/2020(1)	218,000	226,502
Series KSMC, Class A2
2.62% due 01/25/2023(1)	10,325,000	10,721,066
Series K055, Class A2
2.67% due 03/25/2026(1)	2,400,000	2,528,908
Series K703, Class A2
2.70% due 05/25/2018(1)	497,714	510,143
Series K720, Class A2
2.72% due 06/25/2022(1)	930,138	984,831
Series K054, Class A2
2.75% due 01/25/2026(1)	1,419,000	1,503,652
Series K718, Class A2
2.79% due 01/25/2022(1)	1,699,000	1,804,690
Series K044, Class A2
2.81% due 01/25/2025(1)	1,464,000	1,560,976
Series K715, Class A2
2.86% due 01/25/2021(1)	205,000	217,545
Series K714, Class A2
3.03% due 10/25/2020 VRS(1)	1,042,000	1,107,860
Series K033, Class A2
3.06% due 07/25/2023 VRS(1)	4,682,000	5,068,309

103

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K030, Class A2
3.25% due 04/25/2023 VRS(1)	$5,200,000	$5,693,582
Series K029, Class A2
3.32% due 02/25/2023 VRS(1)	3,000,000	3,287,906
Series K047, Class A2
3.33% due 05/25/2025(1)	2,283,000	2,528,289
Series K007, Class A2
4.22% due 03/25/2020(1)	365,949	400,093
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA
zero coupon due 11/15/2037(2)	1,295,091	1,243,017
Series 3582, Class MB
zero coupon due 10/15/2039(2)	1,095,257	995,174
Series 4077, Class MF
0.98% due 07/15/2042 FRS(2)	608,199	608,205
Series 4371, Class GZ
2.00% due 05/15/2042(2)	1,240,944	1,047,810
Series 4374, Class NC
2.75% due 02/15/2046(2)	1,476,181	1,533,021
Series 2691, Class ZU
5.50% due 09/15/2033(2)	4,184,381	4,730,359
Federal Home Loan Mtg. Corp. STRIPS
3.00% due 08/15/2042(2)	2,442,771	2,548,151
3.00% due 01/15/2044(2)	853,430	878,349
3.50% due 07/15/2042(2)	3,889,701	4,158,053

		111,086,490

Federal National Mtg. Assoc. — 15.6%
0.85% due 03/01/2025 FRS	7,767,753	7,790,873
0.96% due 11/01/2023 FRS	695,027	695,289
Series 2015-M17, Class FA
1.37% due 11/25/2022 FRS(1)	2,058,293	2,064,073
2.32% due 03/01/2023	3,732,413	3,886,158
2.35% due 01/01/2023	3,000,000	3,130,747
2.38% due 03/01/2023	7,757,000	8,104,105
2.41% due 05/01/2023	109,584	114,490
2.55% due 05/01/2023	113,184	119,193
Series 2015-M7, Class A2
2.59% due 12/25/2024(1)	3,280,000	3,420,631
2.70% due 04/01/2025	10,000,000	10,563,111
Series 2015-M3, Class A2
2.72% due 10/25/2024(1)	15,000,000	15,850,335
2.77% due 03/01/2022	505,747	535,618
2.81% due 06/01/2022	7,062,568	7,507,677
2.82% due 07/01/2022	3,107,712	3,310,769
2.83% due 05/01/2027	2,500,000	2,647,870
2.83% due 06/01/2027	2,000,000	2,118,564
2.84% due 04/01/2025	4,113,238	4,384,103
2.89% due 05/01/2027	3,989,578	4,189,230
Series 2015-N8, Class A2
2.90% due 01/25/2025 VRS(1)	2,000,000	2,131,899
2.92% due 02/01/2030	1,700,000	1,810,390
2.92% due 05/01/2030	2,000,000	2,097,102
2.93% due 01/01/2025	3,057,114	3,273,094
2.94% due 05/01/2030	1,680,000	1,786,067
2.96% due 06/01/2027	1,997,390	2,143,785
2.97% due 06/01/2030	2,000,000	2,131,132
3.00% due 03/01/2027	74,023	77,827
3.00% due 04/01/2027	457,495	480,876
3.00% due 04/01/2030	344,712	361,764
3.00% due 10/01/2030	3,418,013	3,587,509
3.00% due 11/01/2030	189,864	199,642

Security Description	Principal Amount	Value (Note 3)
Federal National Mtg. Assoc. (continued)
3.00% due 12/01/2030	$328,135	$345,072
3.00% due 05/01/2043	796,496	832,570
3.03% due 04/01/2030	2,000,000	2,147,654
3.04% due 12/01/2024	2,704,286	2,914,865
Series 2015-M2, Class A3
3.05% due 12/25/2024 VRS(1)	968,182	1,036,287
3.05% due 09/01/2024	5,761,523	6,232,501
3.07% due 09/01/2024	4,369,553	4,733,435
Series 2015-M10, Class A2
3.09% due 04/25/2027 VRS(1)	1,556,000	1,675,197
3.10% due 09/01/2025	3,300,000	3,588,453
3.12% due 06/01/2035	2,000,000	2,140,288
3.13% due 04/01/2030	5,000,000	5,334,025
3.13% due 06/01/2030	1,000,000	1,067,189
3.16% due 02/01/2032	2,840,000	3,150,042
3.20% due 06/01/2030	1,000,000	1,088,990
3.23% due 11/01/2020	4,768,131	5,110,180
3.30% due 10/01/2021	12,150,261	13,105,459
3.30% due 07/01/2030	1,005,000	1,109,287
3.48% due 11/01/2020	4,032,277	4,362,832
3.49% due 12/01/2020	4,050,957	4,372,571
3.50% due 04/01/2022	260,994	276,421
3.50% due 11/01/2041	29,464	31,123
3.50% due 01/01/2042	404,627	432,871
3.50% due 04/01/2043	167,293	177,049
3.50% due 06/01/2043	4,426,711	4,684,877
3.50% due 07/01/2043	324,578	343,428
3.50% due 07/01/2043	1,554,648	1,644,965
3.50% due 08/01/2043	840,341	889,346
3.50% due 03/01/2045	1,880,968	1,986,396
3.76% due 12/01/2035	1,984,584	2,215,031
3.77% due 12/01/2025	1,500,000	1,700,009
3.84% due 05/01/2018	2,740,000	2,839,990
3.99% due 07/01/2021	1,466,497	1,621,788
4.00% due 04/01/2020	1,353,436	1,401,746
4.00% due 01/01/2035	6,893,100	7,479,302
4.00% due 09/01/2040	5,236,850	5,634,298
4.00% due 11/01/2040	3,043,354	3,275,208
4.00% due 02/01/2041	344,105	370,345
4.00% due 06/01/2041	2,287,396	2,460,555
4.00% due 11/01/2041	951,575	1,024,275
4.00% due 01/01/2042	6,884,668	7,408,276
4.00% due 04/01/2042	1,160,117	1,254,913
4.00% due 10/01/2042	1,338,509	1,442,753
4.00% due 12/01/2042	841,906	906,726
4.00% due 01/01/2043	2,763,108	2,970,429
4.00% due 06/01/2043	1,498,968	1,612,176
4.00% due 07/01/2043	1,102,060	1,181,565
4.00% due 09/01/2044	11,431,028	12,247,399
4.00% due 11/01/2044	4,528,835	4,852,759
4.00% due 02/01/2045	6,143,151	6,581,253
4.08% due 01/01/2029	859,063	993,507
4.26% due 12/01/2019	293,056	318,935
4.30% due 06/01/2021	957,395	1,072,132
4.50% due 08/01/2018	166,649	170,918
4.50% due 05/01/2025	33,280	35,551
4.50% due 03/01/2034	144,138	158,017
4.50% due 01/01/2040	2,567,173	2,808,544
4.50% due 05/01/2040	52,773	58,025
4.50% due 10/01/2040	59,927	65,891
4.50% due 02/01/2041	1,177,650	1,286,871
4.50% due 04/01/2041	2,804,997	3,065,572

104

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 07/01/2042	$1,473,342	$1,611,414
4.50% due 11/01/2042	3,568,040	3,905,427
4.50% due 01/01/2043	2,443,749	2,674,636
4.50% due 04/01/2044	180,309	197,296
4.50% due 06/01/2044	5,668,410	6,199,111
4.68% due 09/01/2019	275,000	300,357
5.00% due 03/01/2034	33,613	37,849
5.00% due 04/01/2034	45,979	51,127
5.00% due 05/01/2035	26,241	29,123
5.00% due 07/01/2035	56,507	62,575
5.00% due 08/01/2035	59,652	66,453
5.00% due 09/01/2035	19,965	22,341
5.00% due 10/01/2035	83,545	92,666
5.00% due 10/01/2039	39,076	43,684
5.00% due 11/01/2039	93,890	105,085
5.00% due 12/01/2039	93,947	105,245
5.00% due 02/01/2040	80,413	90,140
5.00% due 06/01/2040	61,522	68,837
5.00% due 03/01/2042	11,495,813	12,750,403
5.32% due 06/01/2018	219,275	231,640
5.50% due 11/01/2034	6,413	7,271
5.50% due 01/01/2036	253,941	287,274
5.50% due 11/01/2036	77,890	88,008
5.50% due 06/01/2037	267,851	300,170
5.50% due 08/01/2037	232,055	262,779
5.50% due 01/01/2038	46,639	52,400
5.50% due 12/01/2038	5,464,176	6,187,006
5.57% due 03/01/2038	2,903,730	3,288,496
6.00% due 02/01/2033	59,686	68,112
6.00% due 10/01/2035	26,037	29,913
6.00% due 01/01/2036	34,064	39,141
6.00% due 02/01/2037	24,818	28,395
6.00% due 03/01/2037	16,985	19,627
6.00% due 04/01/2037	20,084	23,169
6.00% due 06/01/2037	243,856	279,247
6.00% due 06/01/2038	91,670	105,814
6.00% due 10/01/2038	16,085	18,346
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO
zero coupon due 03/25/2038(2)	2,064,766	1,893,604
Series 2007-114, Class A6
0.69% due 10/27/2037 FRS(2)	542,615	541,334
Series 2012-96, Class CB
1.50% due 04/25/2039(2)	1,767,400	1,717,301
Series 2016-38, Class NA
3.00% due 01/25/2046(2)	889,970	935,922
Series 2011-104, Class NY
4.00% due 03/25/2039(2)	1,672,632	1,865,121
Series 2010-45, Class A1
5.00% due 02/25/2021(2)(13)	3,265,468	160,718
Series 2010-47, Class MB
5.00% due 09/25/2039(2)	3,000,000	3,400,261
Series 2005-93, Class PZ
5.50% due 10/25/2035(2)	1,272,076	1,530,573
Series 2002-56, Class ZQ
6.00% due 09/25/2032(2)	836,630	960,603
Series 2005-109, Class GE
6.00% due 12/25/2035(2)	1,397,000	1,840,481
Series 2009-39, Class Z
6.00% due 06/25/2039(2)	2,822,711	3,623,045

		314,041,595

Security Description	Principal Amount	Value (Note 3)
Government National Mtg. Assoc. — 5.6%
3.50% due 10/20/2033	$1,373,406	$1,469,231
3.50% due 11/15/2040	151,424	161,122
3.50% due 12/15/2041	159,182	170,813
3.50% due 02/15/2042	348,818	372,965
3.50% due 04/15/2042	56,852	61,003
3.50% due 12/20/2045	17,718,609	18,851,600
4.00% due 12/20/2042	1,390,762	1,505,972
4.00% due 09/20/2044	734,941	790,295
4.25% due 01/20/2045	2,228,649	2,391,471
4.25% due 02/20/2045	2,277,189	2,462,163
4.25% due 04/20/2045	1,887,478	2,033,690
4.25% due 06/20/2045	1,232,951	1,330,095
4.50% due 04/15/2039	96,203	106,799
4.50% due 05/15/2039	63,231	70,714
4.50% due 09/15/2039	70,552	79,519
4.50% due 01/15/2040	401,984	444,285
4.50% due 02/15/2040	471,900	521,570
4.50% due 03/15/2040	207,574	228,085
4.50% due 04/15/2040	242,844	267,730
4.50% due 06/15/2040	306,061	340,282
4.50% due 07/15/2040	106,228	116,719
4.50% due 01/20/2041	181,447	197,381
4.50% due 06/20/2041	195,020	211,883
4.50% due 09/20/2041	2,882,152	3,135,277
4.50% due 07/20/2045	2,597,331	2,782,340
5.50% due 12/15/2036	89,012	100,045
5.50% due 04/15/2038	27,331	30,718
5.50% due 01/20/2042	94,050	104,834
6.00% due 12/15/2032	36,792	41,976
6.00% due 01/15/2039	91,950	104,905
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP
zero coupon due 12/20/2040(2)	439,665	400,572
Series 2015-H15, Class FJ
0.91% due 06/20/2065 FRS(2)	982,865	972,069
Series 2015-H16, Class FG
0.91% due 07/20/2065 FRS(2)	1,958,499	1,938,937
Series 2015-H16, Class FL
0.91% due 07/20/2065 FRS(2)	3,484,814	3,445,739
Series 2015-H08, Class FC
0.92% due 03/20/2065 FRS(2)	8,521,784	8,450,141
Series 2011-H06, Class FA
0.92% due 02/20/2061 FRS(2)	1,756,617	1,744,010
Series 2015-H07, Class ES
0.94% due 02/20/2065 FRS(2)	3,274,509	3,252,183
Series 2015-H05, Class FC
0.95% due 02/20/2065 FRS(2)	4,681,500	4,641,961
Series 2015-H06, Class FA
0.95% due 02/20/2065 FRS(2)	4,143,625	4,115,331
Series 2015-H10, Class FC
0.95% due 04/20/2065 FRS(2)	4,818,043	4,776,453
Series 2015-H12, Class FA
0.95% due 05/20/2065 FRS(2)	2,839,282	2,815,371
Series 2013-H18, Class EA
0.97% due 07/20/2063 FRS(2)	2,542,456	2,527,712
Series 2015-H23, Class FB
0.99% due 09/20/2065 FRS(2)	1,447,646	1,438,450
Series 2015-H26, Class FG
0.99% due 10/20/2065 FRS(2)	1,017,169	1,010,447
Series 2012-H08, Class FB
1.07% due 03/20/2062 FRS(2)	2,261,921	2,258,362

105

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2014-H09, Class TA
1.07% due 04/20/2064 FRS(2)	$1,229,593	$1,227,284
Series 2015-H29, Class FL
1.07% due 11/20/2065 FRS(2)	3,660,672	3,653,621
Series 2015-H30, Class FE
1.07% due 11/20/2065 FRS(2)	3,936,684	3,935,759
Series 2015-H32, Class FH
1.13% due 12/20/2065 FRS(2)	1,170,344	1,172,190
Series 2014-168, Class VB
3.49% due 06/16/2047 VRS(1)	939,285	1,024,174
Series 2005-55, Class Z
4.75% due 07/20/2035(2)	5,950,111	6,580,355
Series 2009-92, Class ZC
5.00% due 10/20/2039(2)	2,614,654	3,092,314
Series 2010-105, Class B
5.00% due 08/20/2040(2)	2,000,000	2,317,848
Series 2015-137, Class WA
5.49% due 01/20/2038 VRS(2)	84,677	96,362
Series 2009-33, Class DB
5.50% due 05/20/2039(2)	1,671,225	1,783,448
Series 2015-137, Class W
5.56% due 10/20/2040 VRS(2)	3,659,985	4,141,780

		113,298,355

Resolution Funding — 0.2%
Resolution Funding Corp. STRIPS
zero coupon due 10/15/2019	1,350,000	1,307,205
zero coupon due 07/15/2020	1,350,000	1,289,895
zero coupon due 01/15/2030	1,000,000	723,795

		3,320,895

Small Business Administration — 0.6%
Series 2013-20D, Class 1
2.08% due 04/01/2033	1,476,121	1,491,892
Series 2012-20H, Class 1
2.37% due 08/01/2032	1,043,877	1,065,071
Series 2013-20F, Class 1
2.45% due 06/01/2033	2,246,858	2,301,148
Series 2013-20G, Class 1
3.15% due 07/01/2033	2,872,694	3,044,878
Series 2013-20H, Class 1
3.16% due 08/01/2033	2,906,232	3,080,180
Series 2013-20I, Class 1
3.62% due 09/01/2033	1,448,843	1,581,806

		12,564,975

Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	645,000	775,059

Total U.S. Government Agencies (cost $546,033,206)		555,087,369

U.S. GOVERNMENT TREASURIES — 23.1%
United States Treasury Bonds STRIPS — 10.3%
zero coupon due 02/15/2018	1,710,000	1,692,197
zero coupon due 11/15/2018	2,250,000	2,214,479
zero coupon due 05/15/2019	5,940,000	5,811,470
zero coupon due 08/15/2019	4,680,000	4,564,647
zero coupon due 11/15/2019	5,040,000	4,897,741
zero coupon due 02/15/2020	1,080,000	1,046,196
zero coupon due 05/15/2020	8,820,000	8,502,771
zero coupon due 08/15/2020	3,660,000	3,519,101
zero coupon due 02/15/2021	7,740,000	7,373,147

Security Description	Principal Amount	Value (Note 3)
United States Treasury Bonds STRIPS (continued)
zero coupon due 05/15/2021	$11,790,000	$11,191,257
zero coupon due 08/15/2021	2,430,000	2,296,216
zero coupon due 11/15/2021	60,000	56,382
zero coupon due 02/15/2022	2,070,000	1,934,750
zero coupon due 05/15/2022	3,980,000	3,706,809
zero coupon due 08/15/2022	4,500,000	4,175,078
zero coupon due 11/15/2022	7,260,000	6,698,657
zero coupon due 02/15/2023	7,735,000	7,094,681
zero coupon due 05/15/2023	9,720,000	8,857,525
zero coupon due 08/15/2023	2,345,000	2,129,403
zero coupon due 05/15/2024	90,000	80,437
zero coupon due 11/15/2024	710,000	628,535
zero coupon due 02/15/2025	800,000	703,811
zero coupon due 08/15/2026	90,000	76,698
zero coupon due 11/15/2026	3,240,000	2,735,976
zero coupon due 02/15/2027	5,490,000	4,615,015
zero coupon due 05/15/2027	2,430,000	2,029,026
zero coupon due 08/15/2027	1,170,000	970,910
zero coupon due 11/15/2027	1,620,000	1,336,067
zero coupon due 02/15/2028	1,800,000	1,475,332
zero coupon due 05/15/2028	2,970,000	2,419,347
zero coupon due 08/15/2028	1,440,000	1,167,008
zero coupon due 11/15/2028	1,260,000	1,015,416
zero coupon due 02/15/2029	1,800,000	1,443,510
zero coupon due 05/15/2029	1,260,000	1,002,973
zero coupon due 08/15/2029	2,070,000	1,640,757
zero coupon due 11/15/2029	4,210,000	3,310,875
zero coupon due 02/15/2030	3,330,000	2,606,284
zero coupon due 05/15/2030	2,700,000	2,104,340
zero coupon due 08/15/2030	2,660,000	2,058,324
zero coupon due 11/15/2030	810,000	623,041
zero coupon due 02/15/2031	1,260,000	964,893
zero coupon due 05/15/2031	2,520,000	1,914,774
zero coupon due 11/15/2031	2,440,000	1,831,933
zero coupon due 02/15/2032	2,490,000	1,859,427
zero coupon due 05/15/2032	5,010,000	3,711,017
zero coupon due 08/15/2032	1,600,000	1,177,614
zero coupon due 11/15/2032	2,770,000	2,024,662
zero coupon due 02/15/2033	490,000	355,633
zero coupon due 05/15/2033	2,200,000	1,587,430
zero coupon due 08/15/2033	630,000	451,574
zero coupon due 11/15/2033	5,725,000	4,073,149
zero coupon due 02/15/2034	965,000	681,222
zero coupon due 05/15/2034	5,660,000	3,964,898
zero coupon due 08/15/2034	540,000	375,620
zero coupon due 11/15/2034	630,000	435,003
zero coupon due 02/15/2035	540,000	370,579
zero coupon due 05/15/2035	990,000	674,303
1.75% due 01/15/2028 TIPS(10)	1,341,499	1,579,684
2.50% due 01/15/2029 TIPS(10)	4,262,590	5,441,575
2.88% due 05/15/2043	17,700,000	20,331,494
3.50% due 02/15/2039	3,110,000	3,983,593
3.88% due 08/15/2040	1,000,000	1,348,672
4.25% due 05/15/2039	270,000	382,683
4.25% due 11/15/2040	400,000	569,016
4.38% due 02/15/2038	1,000,000	1,443,633
4.38% due 11/15/2039	2,200,000	3,172,211
4.38% due 05/15/2040	1,000,000	1,443,867
4.50% due 02/15/2036	9,284,000	13,499,883
4.50% due 05/15/2038	450,000	660,955
4.50% due 08/15/2039	450,000	659,444
5.00% due 05/15/2037	2,000,000	3,106,328
5.25% due 11/15/2028	90,000	126,988

		206,009,946

106

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 12.8%
0.13% due 04/15/2018 TIPS(10)	$748,174	$754,496
0.13% due 01/15/2022 TIPS(10)	4,117,766	4,187,254
0.75% due 02/28/2018	16,000,000	16,023,120
0.88% due 12/31/2016	34,537,000	34,608,906
0.88% due 07/31/2019	395,000	396,327
1.00% due 12/15/2017	12,500,000	12,561,525
1.00% due 06/30/2019	775,000	780,479
1.25% due 10/31/2018	18,000,000	18,219,384
1.38% due 02/28/2019	2,700,000	2,744,825
1.38% due 01/15/2020 TIPS(10)	2,021,638	2,146,727
1.50% due 08/31/2018	1,260,000	1,281,312
1.63% due 06/30/2019	34,633,000	35,486,634
1.63% due 12/31/2019	25,000,000	25,653,325
1.75% due 09/30/2022	500,000	516,016
1.75% due 05/15/2023	500,000	515,664
2.00% due 02/28/2021	540,000	563,793
2.00% due 10/31/2021	9,500,000	9,941,968
2.00% due 07/31/2022	3,450,000	3,613,202
2.13% due 06/30/2022	1,000,000	1,054,414
2.38% due 08/15/2024	1,500,000	1,615,430
2.63% due 08/15/2020	12,000,000	12,801,564
2.63% due 11/15/2020	270,000	288,573
2.75% due 05/31/2017	3,150,000	3,206,234
2.75% due 02/28/2018	1,050,000	1,084,495
2.75% due 02/15/2019(14)	56,202,000	59,106,519
2.75% due 02/15/2024	500,000	551,621
3.13% due 01/31/2017	1,500,000	1,519,982
3.13% due 05/15/2019	1,980,000	2,111,252
3.25% due 12/31/2016	1,570,000	1,588,641
3.50% due 02/15/2018	1,590,000	1,659,066
4.50% due 05/15/2017	1,590,000	1,638,880

		258,221,628

Total U.S. Government Treasuries (cost $452,083,193)		464,231,574

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	280,986
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	562,262
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,505,598

Total Municipal Bonds & Notes (cost $4,832,071)		5,348,846

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	503,406

Regional Authority — 0.0%
Province of Quebec Notes 7.13% due 02/09/2024	540,000	718,454

Security Description	Shares/ Principal Amount	Value (Note 3)
Sovereign — 0.3%
Israel Government AID Government Guar. Notes zero coupon due 05/01/2023	$380,000	$334,427
Israel Government AID Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,140,561
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	335,509
Republic of Panama Senior Notes 3.75% due 03/16/2025	200,000	212,500
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	68,445
United Mexican States Senior Notes 3.50% due 01/21/2021	1,260,000	1,335,600
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,155,600

		4,582,642

Total Foreign Government Obligations (cost $5,650,208)		5,804,502

LOANS(5)(6)(7) — 0.1%
Finance-Other Services — 0.1%
Lila Mexican Holdings LLC FRS BTL-B 4.98% due 08/11/2022(4)(11) (cost $1,637,825)	1,684,610	1,643,807

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(8)	1,600,000	2,007,328

Diversified Banking Institutions — 0.3%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(8)	2,078,000	2,172,612
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(8)	2,200,000	2,402,125
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(8)	1,852,000	1,798,292
Royal Bank of Scotland Group PLC FRS 8.00% due 08/10/2025(8)	531,000	527,681

		6,900,710

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. FRS 4.00% due 07/24/2026*(8)	316,000	319,950

Total Preferred Securities/Capital Securities (cost $9,037,026)		9,227,988

107

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00) (cost $0)†(4)(11)	$250	$0

Total Long-Term Investment Securities (cost $1,943,796,154)		1,984,538,027

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.3%
SSgA Prime Money Market Fund Class N 0.34%(12)	6,626,545	6,626,545

U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.51% due 08/01/2016	1,603,000	1,603,000
Federal Home Loan Bank Disc. Notes 0.15% due 08/01/2016	5,647,000	5,647,000

		7,250,000

Total Short-Term Investment Securities (cost $13,876,545)		13,876,545

TOTAL INVESTMENTS (cost $1,957,672,699)(9)	99.4%	1,998,414,572
Other assets less liabilities	0.6	12,352,215

NET ASSETS	100.0%	$2,010,766,787

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $282,046,733 representing 14.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Illiquid security. At July 31, 2016, the aggregate value of these securities was $35,663,662 representing 1.77% of net assets.
(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	See Note 4 for cost of investments on a tax basis.
(10)	Principal amount of security is adjusted for inflation.
(11)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(12)	The rate shown is the 7-day yield as of July 31, 2016.
(13)	Interest Only
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.

BTL — Bank Term Loan

TIPS — Treasury Inflation Protected Securities

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
300	Long	U.S. Treasury 5 YR Notes	September 2016	$35,977,139	$36,604,687	$627,548
171	Short	U.S. Treasury 10 YR Notes	September 2016	22,122,505	22,751,016	(628,511)
52	Long	U.S. Ultra Bonds	September 2016	9,081,913	9,907,625	825,712

						$824,749

108

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

ASSETS:	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$254,074,884	$8,086,540	$262,161,424
U.S. Corporate Bonds & Notes:
Finance-Auto Loans	—	—	18,505,299	18,505,299
Other Industries	—	546,265,140	—	546,265,140
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	27,143	27,143
Other Industries	—	116,234,935	—	116,234,935
U.S. Government Agencies	—	555,087,369	—	555,087,369
U.S. Government Treasuries	—	464,231,574	—	464,231,574
Municipal Bonds & Notes	—	5,348,846	—	5,348,846
Foreign Government Obligations	—	5,804,502	—	5,804,502
Loans		—	1,643,807	1,643,807
Preferred Securities/Capital Securities	—	9,227,988	—	9,227,988
Warrants	—	—	0	0
Short Term Investment Securities:
Registered Investment Companies	6,626,545	—	—	6,626,545
U.S. Government Agency	—	7,250,000	—	7,250,000

Total Investments at Value	$6,626,545	$1,963,525,238	$28,262,789	$1,998,414,572

ASSETS:
Other Financial Instruments:+
Futures Contracts	$1,453,260	$—	$—	$1,453,260

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$628,511	$—	$—	$628,511

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
Balance as of 01/31/2016	$7,936,906	$18,592,097	$27,868	$957,790	$0
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	3,307	—
Realized gain	3,455	—	16,540	24,070	—
Realized loss	—	—	—	—	—
Change in unrealized appreciation(1)	18,802	—	55,117	5,722	—
Change in unrealized depreciation(1)	(7,493)	(86,798)	—	—	—
Net purchases	4,120,872	—	—	1,275,878	—
Net sales	(1,713,250)	—	(72,382)	(622,960)	—
Transfers into Level 3	1,000,207	—	—	—	—
Transfers out of Level 3	(3,272,239)	—	—	—	—

Balance as of 07/31/2016	$8,086,540	$18,505,299	$27,143	$1,643,807	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at July 31, 2016 includes:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
	$10,589	$(86,798)	$55,117	$5,722	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/ no longer held at July 31, 2016.

109

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 7/31/2016(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
U.S. Corporate Bonds & Notes	$18,505,299	Market Approach	Benchmark Base Price	$99.23
Foreign Corporate Bond & Notes	$27,143	Income Approach	Future Cash Flows*	$0.00-$3.00 ($1.50)
Warrants	$0	Income Approach	Future Cash Flows*	$0.00

(1)	The Portfolio’s other securities classified as Level 3, with a fair value of $9,730,347 at July 31, 2016, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

110

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Diversified Financial Services	7.6%
Federal National Mtg. Assoc.	6.0
United States Treasury Notes	4.8
Repurchase Agreements	4.0
Diversified Banking Institutions	3.8
Medical-Biomedical/Gene	3.0
Government National Mtg. Assoc.	3.0
Medical-Drugs	2.8
Medical-HMO	2.5
Applications Software	2.4
Oil Companies-Exploration & Production	2.3
Federal Home Loan Mtg. Corp.	2.2
Telephone-Integrated	2.2
Banks-Super Regional	2.1
U.S. Government Treasuries	2.0
Computers	1.9
Finance-Credit Card	1.7
Retail-Building Products	1.7
Electric-Integrated	1.7
Multimedia	1.6
Auto-Cars/Light Trucks	1.5
Insurance-Multi-line	1.5
Electronic Components-Semiconductors	1.4
Web Portals/ISP	1.4
United States Treasury Bonds	1.3
Retail-Discount	1.3
Airlines	1.2
Real Estate Investment Trusts	1.2
Diversified Manufacturing Operations	1.1
E-Commerce/Products	1.1
Enterprise Software/Service	1.0
Cable/Satellite TV	1.0
Tobacco	0.9
Banks-Commercial	0.8
Oil Refining & Marketing	0.8
Retail-Restaurants	0.8
Aerospace/Defense	0.8
Semiconductor Components-Integrated Circuits	0.8
Chemicals-Diversified	0.7
Oil Companies-Integrated	0.7
Food-Misc./Diversified	0.7
Beverages-Non-alcoholic	0.6
Instruments-Controls	0.6
Pharmacy Services	0.6
Semiconductor Equipment	0.6
Food-Meat Products	0.6
Computer Services	0.6
Building-Residential/Commercial	0.6
Brewery	0.5
Steel-Producers	0.5
Entertainment Software	0.5
Transport-Rail	0.5
Insurance Brokers	0.5
Internet Content-Entertainment	0.5
Tools-Hand Held	0.5
Insurance-Reinsurance	0.4
Sovereign	0.4
Insurance-Life/Health	0.3
Building Products-Wood	0.3
Data Processing/Management	0.3
Municipal Bonds & Notes	0.3
Gas-Distribution	0.3
Oil-Field Services	0.3
Engineering/R&D Services	0.3
Oil & Gas Drilling	0.3

Medical-Wholesale Drug Distribution	0.3%
Cruise Lines	0.3
Insurance-Property/Casualty	0.3
Finance-Other Services	0.3
Medical-Generic Drugs	0.3
Decision Support Software	0.3
Retail-Drug Store	0.2
Investment Management/Advisor Services	0.2
Batteries/Battery Systems	0.2
Medical Instruments	0.2
Disposable Medical Products	0.2
Medical-Hospitals	0.2
Computers-Integrated Systems	0.2
Apparel Manufacturers	0.2
Electronic Forms	0.2
Auto/Truck Parts & Equipment-Original	0.2
Banks-Special Purpose	0.2
Internet Security	0.2
Tennessee Valley Authority	0.2
Poultry	0.2
Oil Field Machinery & Equipment	0.2
Consumer Products-Misc.	0.2
Rental Auto/Equipment	0.2
Retail-Major Department Stores	0.2
Cellular Telecom	0.2
Steel Pipe & Tube	0.2
Building Products-Cement	0.2
Vitamins & Nutrition Products	0.2
Audio/Video Products	0.2
Electronic Security Devices	0.2
Finance-Investment Banker/Broker	0.2
Electronic Connectors	0.2
Shipbuilding	0.1
Retail-Consumer Electronics	0.1
Auto-Heavy Duty Trucks	0.1
Food-Confectionery	0.1
Finance-Consumer Loans	0.1
Investment Companies	0.1
Pipelines	0.1
Containers-Metal/Glass	0.1
Banks-Money Center	0.1
Diagnostic Equipment	0.1
Broadcast Services/Program	0.1
Chemicals-Specialty	0.1
Agricultural Chemicals	0.1
Building Societies	0.1
Commercial Services-Finance	0.1
Food-Retail	0.1
Containers-Paper/Plastic	0.1
Multilevel Direct Selling	0.1
Metal-Copper	0.1
Wireless Equipment	0.1
X-Ray Equipment	0.1
Food-Flour & Grain	0.1
Machinery-Construction & Mining	0.1
Office Automation & Equipment	0.1
Radio	0.1
Casino Hotels	0.1
Satellite Telecom	0.1
Travel Services	0.1
Specified Purpose Acquisitions	0.1
Telecommunication Equipment	0.1

102.2%

*	Calculated as a percentage of net assets

111

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 59.4%
Aerospace/Defense — 0.7%
Northrop Grumman Corp.	7,240	$1,568,401

Aerospace/Defense-Equipment — 0.0%
Curtiss-Wright Corp.	400	35,596
United Technologies Corp.	682	73,417

		109,013

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,989	49,089
Mosaic Co.	5,866	158,382

		207,471

Airlines — 1.2%
Delta Air Lines, Inc.	52,980	2,052,975
Southwest Airlines Co.	1,500	55,515
United Continental Holdings, Inc.†	13,881	650,880

		2,759,370

Apparel Manufacturers — 0.2%
Michael Kors Holdings, Ltd.†	10,100	522,372

Applications Software — 2.3%
Microsoft Corp.	82,698	4,687,323
Nuance Communications, Inc.†	30,700	493,349

		5,180,672

Audio/Video Products — 0.2%
Harman International Industries, Inc.	5,078	419,646

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	39,700	502,602
General Motors Co.	58,320	1,839,413

		2,342,015

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,829	284,766

Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	6,712	455,208

Banks-Commercial — 0.0%
Zions Bancorporation	2,394	66,745

Banks-Super Regional — 1.9%
Capital One Financial Corp.	3,101	208,015
KeyCorp	25,244	295,355
PNC Financial Services Group, Inc.	3,500	289,275
Wells Fargo & Co.	74,639	3,580,433

		4,373,078

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	10,600	546,218

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	8,836	385,515
PepsiCo, Inc.	10,092	1,099,220

		1,484,735

Brewery — 0.3%
Molson Coors Brewing Co., Class B	7,223	737,902

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	625	126,656
Vulcan Materials Co.	2,651	328,671

		455,327

Building Products-Wood — 0.3%
Masco Corp.	20,993	765,825

Security Description	Shares	Value (Note 3)

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	21,305	$700,509
NVR, Inc.†	150	255,750
PulteGroup, Inc.	4,707	99,694
Toll Brothers, Inc.†	9,532	266,991

		1,322,944

Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	1,766	414,780
Comcast Corp., Class A	11,092	745,937
DISH Network Corp., Class A†	7,862	419,988

		1,580,705

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	7,113	329,616

Chemicals-Diversified — 0.7%
Dow Chemical Co.	3,610	193,749
E.I. du Pont de Nemours & Co.	2,810	194,368
Eastman Chemical Co.	5,971	389,488
LyondellBasell Industries NV, Class A	10,800	812,808

		1,590,413

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc.†	1,680	62,563
Western Union Co.	6,600	132,000

		194,563

Computer Services — 0.6%
Accenture PLC, Class A	6,811	768,349
Computer Sciences Corp.	11,600	554,828

		1,323,177

Computers — 1.7%
Apple, Inc.	36,180	3,770,318
HP, Inc.	11,450	160,414

		3,930,732

Computers-Integrated Systems — 0.2%
NCR Corp.†	15,900	524,223

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	3,706	480,112

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	4,727	250,389

Containers-Paper/Plastic — 0.0%
Berry Plastics Group, Inc.†	1,900	77,900

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd.	9,464	685,572

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	8,130	646,579
First Data Corp., Class A†	3,400	42,160

		688,739

Decision Support Software — 0.3%
MSCI, Inc.	6,800	585,072

Diagnostic Equipment — 0.1%
Abbott Laboratories	5,137	229,881

Disposable Medical Products — 0.2%
C.R. Bard, Inc.	2,400	536,952

112

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Diversified Banking Institutions — 2.2%
Bank of America Corp.	38,182	$553,257
Citigroup, Inc.	57,440	2,516,447
Goldman Sachs Group, Inc.	5,862	930,944
Morgan Stanley	32,627	937,374

		4,938,022

Diversified Manufacturing Operations — 0.9%
General Electric Co.	26,445	823,497
Illinois Tool Works, Inc.	8,600	992,440
Parker-Hannifin Corp.	2,000	228,380

		2,044,317

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	1,729	1,311,983
eBay, Inc.†	36,700	1,143,572

		2,455,555

Electric-Integrated — 1.0%
CMS Energy Corp.	2,030	91,716
Edison International	17,400	1,346,412
NextEra Energy, Inc.	4,394	563,706
Public Service Enterprise Group, Inc.	1,000	46,010
Xcel Energy, Inc.	3,841	168,927

		2,216,771

Electronic Components-Semiconductors — 1.3%
Broadcom, Ltd.	9,506	1,539,782
NVIDIA Corp.	13,200	753,720
Texas Instruments, Inc.	10,398	725,260

		3,018,762

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	6,063	365,478

Electronic Forms — 0.2%
Adobe Systems, Inc.†	5,308	519,441

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	1,498	72,069

Electronic Security Devices — 0.2%
Allegion PLC	5,514	399,158

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,100	98,028

Engineering/R&D Services — 0.3%
AECOM†	16,400	582,036
Jacobs Engineering Group, Inc.†	2,200	117,744

		699,780

Enterprise Software/Service — 0.8%
Oracle Corp.	31,700	1,300,968
SYNNEX Corp.	5,500	552,915
Workday, Inc., Class A†	876	73,006

		1,926,889

Entertainment Software — 0.5%
Activision Blizzard, Inc.	14,400	578,304
Take-Two Interactive Software, Inc.†	14,200	570,556

		1,148,860

Finance-Credit Card — 1.7%
Discover Financial Services	17,623	1,001,691
MasterCard, Inc., Class A	6,066	577,726

Security Description	Shares	Value (Note 3)

Finance-Credit Card (continued)
Visa, Inc., Class A	30,234	$2,359,764

		3,939,181

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	12,982	368,948

Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	2,182	576,484

Food-Confectionery — 0.1%
J.M. Smucker Co.	1,800	277,488

Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	1,700	147,339

Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	18,000	1,324,800

Food-Misc./Diversified — 0.6%
Ingredion, Inc.	4,500	599,580
Mondelez International, Inc., Class A	15,109	664,494

		1,264,074

Food-Retail — 0.1%
Kroger Co.	5,573	190,541

Gas-Distribution — 0.3%
Sempra Energy	642	71,827
UGI Corp.	12,400	561,224

		633,051

Instruments-Controls — 0.6%
Honeywell International, Inc.	12,748	1,482,975

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	6,117	300,895
Marsh & McLennan Cos., Inc.	11,715	770,262

		1,071,157

Insurance-Life/Health — 0.2%
Lincoln National Corp.	6,300	275,121
Prudential Financial, Inc.	3,700	278,573

		553,694

Insurance-Multi-line — 1.3%
Allstate Corp.	3,500	239,155
Chubb, Ltd.	13,033	1,632,514
Hartford Financial Services Group, Inc.	8,800	350,680
MetLife, Inc.	17,080	729,999

		2,952,348

Insurance-Property/Casualty — 0.3%
Travelers Cos., Inc.	4,600	534,612
XL Group, Ltd.	3,957	136,952

		671,564

Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	6,300	289,548
Everest Re Group, Ltd.	2,700	510,327

		799,875

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	8,528	1,056,960

Internet Security — 0.2%
VeriSign, Inc.†	5,900	510,999

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	500	47,920

113

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
BlackRock, Inc.	1,191	$436,204
Invesco, Ltd.	3,063	89,378

		573,502

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,713	141,768

Medical Instruments — 0.2%
Boston Scientific Corp.†	22,125	537,195

Medical-Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	2,802	360,337
Amgen, Inc.	11,200	1,926,736
Biogen, Inc.†	2,173	630,018
BioMarin Pharmaceutical, Inc.†	1,452	144,358
Celgene Corp.†	4,308	483,314
Gilead Sciences, Inc.	28,590	2,272,047
Illumina, Inc.†	1,756	292,111
United Therapeutics Corp.†	500	60,505
Vertex Pharmaceuticals, Inc.†	4,161	403,617

		6,573,043

Medical-Drugs — 2.5%
Allergan PLC†	3,901	986,758
Bristol-Myers Squibb Co.	12,402	927,794
Eli Lilly & Co.	8,554	709,041
Johnson & Johnson	10,300	1,289,869
Merck & Co., Inc.	1,100	64,526
Pfizer, Inc.	48,490	1,788,796

		5,766,784

Medical-HMO — 2.4%
Aetna, Inc.	2,532	291,712
Anthem, Inc.	7,800	1,024,452
Cigna Corp.	6,000	773,760
Humana, Inc.	5,826	1,005,276
UnitedHealth Group, Inc.	12,390	1,774,248
WellCare Health Plans, Inc.†	4,960	529,728

		5,399,176

Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	3,200	246,816

Medical-Wholesale Drug Distribution — 0.3%
McKesson Corp.	3,081	599,439

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	3,400	181,560

Multimedia — 1.4%
Time Warner, Inc.	16,736	1,282,814
Twenty-First Century Fox, Inc., Class A	66,736	1,777,847
Twenty-First Century Fox, Inc., Class B	7,567	204,536

		3,265,197

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,300	140,963

Oil & Gas Drilling — 0.3%
Ensco PLC, Class A	50,700	464,919
Rowan Cos. PLC, Class A	8,900	135,636
Seadrill, Ltd.†	33,298	98,895

		699,450

Oil Companies-Exploration & Production — 2.2%
Apache Corp.	8,200	430,500

Security Description	Shares	Value (Note 3)

Oil Companies-Exploration & Production (continued)
Cabot Oil & Gas Corp.	4,142	$102,183
Concho Resources, Inc.†	1,023	127,057
Denbury Resources, Inc.	32,900	95,410
Diamondback Energy, Inc.†	4,818	422,972
EOG Resources, Inc.	11,186	913,896
EQT Corp.	4,843	352,861
Hess Corp.	2,200	118,030
Occidental Petroleum Corp.	23,651	1,767,439
Pioneer Natural Resources Co.	4,952	805,047

		5,135,395

Oil Companies-Integrated — 0.3%
Marathon Oil Corp.	48,700	664,268

Oil Field Machinery & Equipment — 0.2%
FMC Technologies, Inc.†	19,400	492,372

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	5,952	234,449
PBF Energy, Inc., Class A	3,900	87,126
Tesoro Corp.	3,200	243,680
Valero Energy Corp.	23,126	1,209,028

		1,774,283

Oil-Field Services — 0.3%
Schlumberger, Ltd.	8,797	708,334

Pharmacy Services — 0.6%
Express Scripts Holding Co.†	19,300	1,468,151

Pipelines — 0.0%
TransCanada Corp.	1,200	55,620

Poultry — 0.2%
Pilgrim’s Pride Corp.	21,300	495,225

Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	5,400	96,768

Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc.	1,236	229,463
DuPont Fabros Technology, Inc.	6,400	306,112
Equity Commonwealth†	18,200	546,364
Kimco Realty Corp.	2,431	78,035
Public Storage	3,900	931,788
SL Green Realty Corp.	412	48,542

		2,140,304

Retail-Building Products — 1.7%
Home Depot, Inc.	6,818	942,520
Lowe’s Cos., Inc.	35,603	2,929,415

		3,871,935

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	9,332	313,555

Retail-Discount — 1.3%
Target Corp.	18,700	1,408,671
Wal-Mart Stores, Inc.	21,700	1,583,449

		2,992,120

Retail-Drug Store — 0.1%
CVS Health Corp.	3,100	287,432

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	5,652	461,881

Retail-Restaurants — 0.8%
McDonald’s Corp.	7,500	882,375

114

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Retail-Restaurants (continued)
Restaurant Brands International, Inc.	12,411	$555,144
Starbucks Corp.	6,388	370,823

		1,808,342

Semiconductor Components-Integrated Circuits — 0.6%
NXP Semiconductors NV†	7,894	663,806
QUALCOMM, Inc.	10,096	631,808

		1,295,614

Semiconductor Equipment — 0.6%
Lam Research Corp.	14,911	1,338,561

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,000	345,160

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,500	458,325

Steel-Producers — 0.5%
Nucor Corp.	10,200	547,128
Steel Dynamics, Inc.	20,300	544,446
United States Steel Corp.	3,958	108,805

		1,200,379

Telephone-Integrated — 1.5%
AT&T, Inc.	39,398	1,705,539
CenturyLink, Inc.	13,334	419,221
Verizon Communications, Inc.	22,750	1,260,578

		3,385,338

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	205	42,833

Tobacco — 0.6%
Philip Morris International, Inc.	2,423	242,930
Reynolds American, Inc.	21,996	1,101,120

		1,344,050

Tools-Hand Held — 0.5%
Snap-on, Inc.	1,065	167,386
Stanley Black & Decker, Inc.	7,208	877,214

		1,044,600

Transport-Rail — 0.4%
Canadian Pacific Railway, Ltd.	1,437	215,234
Union Pacific Corp.	6,492	604,080

		819,314

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.†	6,500	442,065

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	1,843	1,458,440
Alphabet, Inc., Class C†	2,152	1,654,436

		3,112,876

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,400	166,512

X-Ray Equipment — 0.1%
Hologic, Inc.†	3,900	150,111

Total Common Stocks (cost $122,128,429)		136,370,978

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES — 7.6%
Diversified Financial Services — 7.6%
A10 Securitization LLC Series 2016-1, Class A1 2.42% due 03/15/2035*(1)	$250,000	$251,839
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.69% due 07/20/2046(2)	285,688	184,400
Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	305,846	257,475
Avenue of Americas Series 2015-1177, Class A 2.96% due 12/13/2029*(1)	140,000	147,234
Banc of America Commercial Mtg. Trust VRS Series 2007-1, Class AMFX 5.48% due 01/15/2049(1)	439,000	436,940
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(1)	45,490	45,447
Banc of America Merrill Lynch Commercial Mtg. Trust VRS Series 2006-2, Class AJ 5.76% due 05/10/2045(1)	46,233	46,201
Banc of America Mtg. Securities Trust FRS Series 2003-F, Class 2A1 3.24% due 07/25/2033(2)	74,068	74,134
Banc of America Mtg. Securities Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(2)	4,887	4,915
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(1)	262,277	263,079
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(1)	55,000	55,306
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(1)	68,490	68,451
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(1)	352,838	364,016
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.72% due 06/11/2040(1)	285,000	293,380
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.87% due 06/11/2050(1)	475,000	492,914
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.92% due 09/11/2042(1)	260,000	260,443
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,075

115

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	$70,000	$68,489
CarMax Auto Owner Trust Seies 2016-2, Class A2a 1.24% due 06/17/2019	810,000	810,845
CGGS Commercial Mtg. Trust FRS Series 2016-RNDB, Class AFL 2.13% due 02/15/2033*(1)	100,000	100,977
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	205,000	209,599
Chrysler Capital Auto Receivables Trust Series 2016-A, Class A2 1.47% due 04/15/2019*	266,000	266,441
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(1)	55,000	61,228
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(1)	113,192	113,223
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-HE1, Class M1 0.82% due 01/25/2036	97,653	96,910
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 0.87% due 12/25/2033	57,192	55,318
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	160,044	121,555
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	380,000	385,672
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(1)	160,000	163,970
Citigroup/Deutsche Bank Commericial Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(1)	265,000	276,322
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	144,348	123,682
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.63% due 05/17/2031*	94,588	94,243
COMM Mtg. Trust Series 2016-GCT, Class A 2.68% due 08/10/2029*(1)(7)	200,000	205,994
COMM Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	140,000	157,362
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 10/10/2046(1)	225,000	255,993
COMM Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(1)	375,000	378,382

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
COMM Mtg. Trust VRS Series 2007-C9, Class AM 5.65% due 12/10/2049(1)	$365,000	$376,613
COMM Mtg. Trust VRS Series 2007-C9, Class A4 5.81% due 12/10/2049(1)	199,850	205,573
Commercial Mtg. Trust Series 2007-GG9, Class AMFX 5.48% due 03/10/2039(1)	400,000	405,052
Core Industrial Trust Series 2015-TEXW,Class A 3.08% due 02/10/2034*(1)	245,000	258,680
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class M1 1.39% due 10/25/2034	93,536	86,528
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	40,308	39,328
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 3.00% due 09/25/2034(2)	25,732	25,434
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(1)	10,681	10,676
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.34% due 06/25/2034	214,842	205,972
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	88,839
GS Mtg. Securities Corp. Trust FRS Series 2016-ICE2, Class A 2.37% due 02/15/2033*(1)	125,000	126,217
GS Mtg. Securities Trust Series 2006-GG8, Class A4 5.56% due 11/10/2039(1)	105,517	105,789
GS Mtg. Securities Trust Series 2006-GG8, Class AM 5.59% due 11/10/2039(1)	780,000	781,855
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.65% due 04/25/2036	274,789	166,851
GSAMP Trust FRS Series 2006-NC1, Class A2 0.67% due 02/25/2036	56,597	55,425
GSAMP Trust FRS Series 2005-SEA2, Class M1 1.01% due 01/25/2045*	115,000	111,971
JP Morgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(2)	155,807	159,642
JPMorgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class AM 5.44% due 05/15/2045(1)	159,498	159,427
LB Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.92% due 07/15/2044(1)	205,000	210,748
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(1)	425,000	396,058

116

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.16% due 09/15/2045(1)	$620,000	$651,723
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	24,304	23,681
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 1.34% due 07/25/2034	91,751	88,165
LSTAR Commercial Mtg. Trust VRS Series 2016-4, Class A1 1.82% due 03/10/2049*(1)	284,550	285,356
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.83% due 06/12/2050(1)	314,620	321,148
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2006-4, Class AM 5.20% due 12/12/2049(1)	175,000	176,257
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(1)	140,000	147,807
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(1)	55,000	57,921
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(1)	175,000	186,573
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(1)	145,000	155,153
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(1)	430,000	458,396
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(1)	13,817	13,812
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(1)	55,933	56,019
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(1)	355,000	356,208
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(1)	335,000	329,131
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 6.03% due 08/12/2041(1)	43,787	43,718
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.05% due 12/12/2049(1)	475,000	495,592
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.79% due 08/12/2045*(1)	562,119	570,505
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.34% due 11/25/2034	33,784	30,330

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 1.12% due 05/25/2035	$177,463	$176,602
Park Place Securities, Inc. FRS Series 2015-WHQ1, Class M2 1.24% due 03/25/2035	16,558	16,562
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	153,279	155,367
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.86% due 08/25/2035	217,013	186,876
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.29% due 10/15/2044(1)	200,000	199,859
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(1)	83,945	83,889
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.03% due 06/15/2045(1)	190,000	190,584
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	97,115	79,628
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A3 3.54% due 12/15/2048(1)	150,000	164,114
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 3.01% due 06/25/2035(2)	196,529	199,009
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	5,689	5,797
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	81,711	81,188
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(1)	110,000	116,390
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	105,000	118,111

Total Asset Backed Securities (cost $18,469,228)		17,440,603

U.S. CORPORATE BONDS & NOTES — 8.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	49,000	59,396
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	40,000	43,249

		102,645

117

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 5.05% due 04/27/2045	$65,000	$77,015

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	105,000	108,679
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	90,000	103,775

		212,454

Auto-Cars/Light Trucks — 0.5%
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	293,395
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	405,239
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	208,632
General Motors Financial Co, Inc. Company Guar. Notes 3.70% due 05/09/2023	275,000	280,897

		1,188,163

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Inc. Senior Notes 5.50% due 12/15/2024	60,000	60,825

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	268,420
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	46,122

		314,542

Banks-Super Regional — 0.2%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	140,000	140,941
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	190,000	208,035
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	40,000	45,331
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	60,000	71,654

		465,961

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	130,000	132,949
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	55,000	59,053

Security Description	Principal Amount	Value (Note 3)

Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	$130,000	$158,355
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	201,403

		551,760

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	210,000	217,350

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	90,000	96,075
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	110,000	131,971
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	75,000	73,816
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	60,000	70,759
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	50,000	60,496
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	42,729
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	66,655
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	155,000	146,087

		688,588

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	110,000	126,820

Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	98,175
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	31,960

		130,135

Chemicals-Diversified — 0.0%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	50,000	42,250

118

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	$165,000	$171,188
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	45,000	45,675

		216,863

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	120,000	122,836
Apple, Inc. Senior Notes 3.45% due 02/09/2045	90,000	85,274
Apple, Inc. Senior Notes 3.85% due 05/04/2043	45,000	45,665
Apple, Inc. Senior Notes 3.85% due 08/04/2046	35,000	35,129
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	57,472
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	111,209
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	80,349

		537,934

Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	100,000	103,995

Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	60,000	61,575

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,703
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	305,266
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	105,000	112,591
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	124,320
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	70,267

Security Description	Principal Amount	Value (Note 3)

Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	$85,000	$100,867
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	122,346
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	85,000	87,593
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	80,000	81,543
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	10,000	10,485
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	154,143
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	70,000	73,402
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	212,711
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	71,685
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	105,000	106,916
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	189,920
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	129,066
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	126,783
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	35,000	39,855
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	32,894
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	132,592
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	86,937
Morgan Stanley Senior Notes 2.50% due 04/21/2021	115,000	116,331
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	262,605
Morgan Stanley Senior Notes 3.13% due 07/27/2026	50,000	50,356
Morgan Stanley Senior Notes 3.88% due 04/29/2024	110,000	117,951

119

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.30% due 01/27/2045	$45,000	$48,672
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	122,202

		3,121,002

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	175,341
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	151,648
General Electric Co. Senior Notes 4.50% due 03/11/2044	90,000	107,248
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	42,272
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	42,439

		518,948

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	53,543

Electric-Integrated — 0.7%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	33,640
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	120,337
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	30,000	34,496
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	30,000	35,183
Consolidated Edison Co. of New York, Inc. Senior Notes 3.85% due 06/15/2046	35,000	37,677
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 12/01/2045	95,000	111,336
Dominion Resources, Inc. Senior Notes 4.70% due 12/01/2044	75,000	84,882
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	192,973
DTE Electric Co. General Refunding Mtg. 4.30% due 07/01/2044	65,000	76,404

Security Description	Principal Amount	Value (Note 3)

Electric-Integrated (continued)
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	$60,000	$64,037
Duke Energy Progess, Inc. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	95,003
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	70,523
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	52,000	48,729
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	58,715
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	32,815
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	102,744
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	116,306
PacifiCorp 1st Mtg. Bonds 2.95% due 06/01/2023	120,000	126,612
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	30,000	32,029
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	70,000	74,998
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	104,426

		1,653,865

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	101,358
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	85,000	76,287
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	15,000	13,463

		191,108

Enterprise Software/Service — 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	90,000	89,100
Oracle Corp. Senior Notes 2.40% due 09/15/2023	255,000	257,528
Oracle Corp. Senior Notes 4.50% due 07/08/2044	85,000	93,438

		440,066

120

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	$115,000	$116,476
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	112,407
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	42,242

		271,125

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	73,499

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	87,000	105,136
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	45,000	48,955

		154,091

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	94,500

Gas-Distribution — 0.0%
Sempra Energy Senior Notes 2.88% due 10/01/2022	75,000	76,892

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	92,447
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	220,160

		312,607

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	45,817
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	40,000	44,116
Metlife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	38,537
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	112,845
Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	111,000	113,183

		354,498

Security Description	Principal Amount	Value (Note 3)

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	$90,000	$106,856
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	21,550

		128,406

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	85,000	90,738

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	65,000	67,407

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	55,000	65,915
Celgene Corp. Senior Notes 3.88% due 08/15/2025	100,000	108,490
Celgene Corp. Senior Notes 5.00% due 08/15/2045	35,000	40,728
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	60,000	70,145

		285,278

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	60,000	62,991
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	60,000	63,627
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	26,549
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	55,000	58,501
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	35,000	40,470
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	135,000	139,370
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	135,000	120,487

		511,995

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	85,000	87,141
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	35,000	36,234

121

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	$50,000	$54,826
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	40,000	47,000
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	49,616
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	31,125

		305,942

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	150,000	156,095
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	130,525

		286,620

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	87,844

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	192,000	177,820

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	60,752
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	105,000	118,325
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	40,000	34,533

		213,610

Oil Companies-Exploration & Production — 0.1%
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	70,000	43,400
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	55,000	55,618
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	79,562

		178,580

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.10% due 05/16/2021	140,000	143,121

Security Description	Principal Amount	Value (Note 3)

Oil Refining & Marketing — 0.0%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	$75,000	$82,172

Pipelines — 0.1%
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	110,000	116,673
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	34,513
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	49,856

		201,042

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	61,631
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	65,000	67,763

		129,394

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	130,000	141,339
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	130,000	131,950
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	30,000	31,598
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	208,205
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	45,902
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	8,120

		567,114

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	100,000	99,250
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	103,250
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	30,000	31,500
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	67,437
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	160,000	170,909

		472,346

122

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Bedding — 0.0%
Serta Simmons Bedding LLC Senior Notes 8.13% due 10/01/2020*	$80,000	$83,600

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	45,000	46,382
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	58,000	64,409
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	67,896	85,563
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	107,522

		303,876

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	35,000	41,826

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	133,000	147,853

Specified Purpose Acquisitions — 0.1%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	100,000	104,500

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	52,164

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	90,000	94,950

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	10,000	10,352
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	180,000	191,189
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	275,000	273,604
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	40,000	41,600
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	82,400
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	69,938

Security Description	Principal Amount	Value (Note 3)

Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	$60,000	$61,402
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	84,000	81,678
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	101,000	107,786
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	213,000	239,077
Windstream Services LLC Company Guar. Notes 7.75% due 10/01/2021	190,000	180,500

		1,339,526

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	67,803
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	50,000	56,968
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	43,125
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,556
Philip Morris International, Inc. Senior Notes 4.25% due 11/10/2044	45,000	51,161
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	100,000	112,902
Reynolds American, Inc. Company Guar. Notes 5.70% due 08/15/2035	40,000	50,389

		387,904

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	74,649
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	118,533
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	35,938
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	25,000	31,199

		260,319

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	104,750

Total U.S. Corporate Bonds & Notes (cost $18,260,100)		19,265,316

123

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES — 2.6%
Banks-Commercial — 0.7%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	$205,000	$208,121
Credit Suisse NY Senior Notes 3.63% due 09/09/2024	250,000	260,581
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	340,000	366,676
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	257,160
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	201,248
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	203,682
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	201,947

		1,699,415

Banks-Money Center — 0.1%
Lloyds Bank PLC Company Guar. Notes 2.70% due 08/17/2020	225,000	231,597

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 1.13% due 11/16/2018	510,000	512,766

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	200,000	201,644

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	65,000	71,425

Diversified Banking Institutions — 0.2%
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	250,000	255,133
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	255,740

		510,873

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	60,599

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	269,366

Security Description	Principal Amount	Value (Note 3)

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	$140,000	$142,428
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	30,000	30,658
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	137,362

		310,448

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	157,758
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	60,000	63,761
Mylan NV Company Guar. Notes 3.95% due 06/15/2026*	140,000	145,783
Mylan NV Company Guar. Notes 5.25% due 06/15/2046*	37,000	41,699
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021	200,000	208,583

		617,584

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	130,625

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	24,675

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	80,000	84,429
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	120,000	127,605
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	213,400
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	130,000	133,721
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	91,218

		650,373

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	170,000	123,675

124

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	$200,000	$208,000

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	236,492

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	98,929
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	50,000	56,392

		155,321

Total Foreign Corporate Bonds & Notes (cost $5,952,591)		6,014,878

U.S. GOVERNMENT AGENCIES — 11.4%
Federal Home Loan Mtg. Corp. — 2.2%
3.00% due 08/01/2043	158,078	164,719
3.00% due 04/01/2046	850,676	885,238
3.00% due August 30 TBA	130,000	135,180
3.50% due 02/01/2030	288,042	308,592
3.50% due 03/01/2031	252,267	271,074
3.50% due 04/01/2031	117,953	126,402
3.50% due 05/01/2031	78,786	84,681
3.50% due 05/01/2042	101,701	107,902
3.50% due 08/01/2042	46,522	49,275
3.50% due 09/01/2044	73,330	78,487
3.50% due 01/01/2045	90,442	96,805
3.50% due 05/01/2045	158,027	169,145
3.50% due 07/01/2045	165,157	176,624
3.50% due August 30 TBA	1,000,000	1,055,371
4.00% due 02/01/2046	997,456	1,067,895
4.00% due 03/01/2046	19,425	20,797
4.50% due 10/01/2019	23,191	23,802
5.00% due 03/01/2019	5,531	5,719
5.50% due 07/01/2034	41,426	46,781
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(2)(3)	59,668	5,523
Series 4097, Class CI
3.00% due 08/15/2027(2)(3)	180,236	16,995
Series 4097, Class HI
3.00% due 08/15/2027(2)(3)	388,279	41,821
Series 4146, Class AI
3.00% due 12/15/2027(2)(3)	96,877	9,227
Series 4207, Class JI
3.00% due 05/15/2028(2)(3)	469,063	46,788
Series 4323, Class IW
3.50% due 04/15/2028(2)(3)	199,845	19,470

		5,014,313

Federal National Mtg. Assoc. — 6.0%
Federal National Mtg. Assoc
2.13% due 04/24/2026	815,000	841,069
2.50% due August 15 TBA	400,000	414,297
3.00% due 05/01/2027	42,591	44,985

Security Description	Principal Amount	Value (Note 3)

Federal National Mtg. Assoc. (continued)
3.00% due 06/01/2027	$46,129	$48,416
3.00% due 12/01/2030	189,727	200,123
3.00% due 01/01/2031	403,094	424,898
3.00% due 05/01/2043	347,002	362,158
3.00% due 12/01/2043	583,645	609,090
3.00% due 08/01/2046	850,000	885,191
3.00% due August 30 TBA	220,000	228,938
3.10% due 01/01/2026	230,000	250,428
3.50% due 09/01/2030	213,320	228,763
3.50% due 11/01/2030	61,911	66,021
3.50% due 12/01/2030	103,346	110,312
3.50% due 01/01/2031	238,747	256,342
3.50% due 02/01/2031	58,012	62,142
3.50% due 03/01/2031	145,845	156,656
3.50% due 03/01/2042	17,968	19,180
3.50% due 08/01/2042	107,946	114,128
3.50% due 09/01/2042	38,492	41,088
3.50% due 10/01/2042	37,668	39,929
3.50% due 12/01/2042	139,393	147,877
3.50% due 02/01/2043	112,927	120,635
3.50% due 08/01/2044	642,212	682,900
3.50% due 03/01/2045	179,315	191,620
3.50% due 07/01/2045	319,120	341,019
3.50% due 08/01/2045	556,549	591,948
3.50% due August 30 TBA	490,000	517,524
4.00% due 12/01/2041	315,409	343,451
4.00% due 03/01/2042	1,219,846	1,325,275
4.00% due 12/01/2042	171,536	184,584
4.00% due 04/01/2043	49,613	53,968
4.00% due August 30 TBA	20,000	21,441
4.50% due 09/01/2041	214,012	234,377
4.50% due 06/01/2044	949,581	1,038,332
5.00% due 03/01/2018	5,789	5,943
5.00% due 04/01/2018	2,206	2,265
5.00% due 07/01/2018	6,700	6,878
5.00% due 08/01/2018	2,582	2,650
5.00% due 06/01/2019	9,805	10,075
5.00% due 09/01/2041	195,223	216,343
5.00% due August 30 TBA	410,000	453,819
5.50% due 10/01/2017	9,570	9,698
5.50% due 11/01/2017	1,984	1,996
5.50% due 04/01/2037	323,252	365,909
6.00% due 08/01/2017	1,468	1,471
6.50% due 10/01/2039	33,000	38,056
Federal National Mtg. Assoc. REMIC Series 2012-128, Class KI 3.00% due 11/25/2027(2)(3)	328,471	31,523
Series 2012-144, Class EI
3.00% due 01/25/2028(2)(3)	81,553	8,760
Series 2012-145, Class EI
3.00% due 01/25/2028(2)(3)	166,636	17,229
Series 2012-150, Class BI
3.00% due 01/25/2028(2)(3)	195,813	18,701
Series 2013-10, Class YI
3.00% due 02/25/2028(2)(3)	156,071	14,663
Series 2013-9, Class IO
3.00% due 02/25/2028(2)(3)	68,526	7,238
Series 2013-15, Class QI
3.00% due 03/25/2028(2)(3)	66,769	6,376
Series 2014-25, Class E
3.00% due 04/25/2040(2)	269,705	280,045

125

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2014-61, Class HK
3.00% due 10/25/2040(2)	$238,099	$247,712
Series 2015-46, Class BA
3.00% due 05/25/2041(2)	326,690	340,399
Series 2014-13, Class KI
3.50% due 03/25/2029(2)(3)	275,221	35,772
Series 2015-55, Class E
3.50% due 10/25/2041(2)	403,986	426,738
Series 2010-116, Class BI
5.00% due 08/25/2020(2)(3)	71,229	3,578
Series 2011-3, Class KA
5.00% due 04/25/2040(2)	39,803	43,665

		13,796,607

Government National Mtg. Assoc. — 3.0%
3.00% due August 30 TBA	1,450,000	1,522,953
3.50% due 01/20/2043	1,441,251	1,538,045
3.50% due 05/20/2043	730,048	778,941
3.50% due 04/20/2046	78,625	83,685
3.50% due 05/20/2046	69,487	73,951
4.00% due 01/20/2046	728,614	778,285
4.00% due 03/20/2046	354,340	379,156
4.00% due 06/20/2046	119,688	128,232
4.50% due 05/15/2039	52,146	58,063
4.50% due 07/15/2040	6,887	7,567
4.50% due 07/20/2040	27,180	29,530
4.50% due 10/20/2040	159,687	173,710
4.50% due 08/20/2045	139,063	148,930
5.00% due 10/20/2039	116,220	129,376
5.00% due 06/15/2040	143,326	160,750
5.00% due 07/20/2040	57,515	64,016
5.50% due 01/15/2034	178,922	201,139
7.50% due 01/15/2032	42,684	54,052
Government National Mtg. Assoc. REMIC Series 2010-68, Class WA
3.00% due 12/16/2039(2)	92,464	97,137
Series 2010-116, Class HB
4.00% due 09/20/2040(2)	357,319	386,517

		6,794,035

Tennessee Valley Authority — 0.2%
4.25% due 09/15/2065	150,000	180,246
4.65% due 06/15/2035	248,000	317,762

		498,008

Total U.S. Government Agencies (cost $25,756,406)		26,102,963

U.S. GOVERNMENT TREASURIES — 6.1%
United States Treasury Bonds — 1.3%
1.38% due 02/15/2044 TIPS(4)	116,465	139,359
2.50% due 02/15/2045	307,500	327,632
2.50% due 02/15/2046	185,000	197,307
2.50% due 05/15/2046	114,000	121,851
2.88% due 08/15/2045	230,000	264,203
3.00% due 05/15/2045	815,000	957,625
3.00% due 11/15/2045	164,400	193,510
4.50% due 02/15/2036	635,000	923,355

		3,124,842

Security Description	Principal Amount	Value (Note 3)

United States Treasury Notes — 4.8%
0.75% due 04/15/2018	$852,500	$853,632
0.88% due 05/31/2018	660,000	662,501
0.88% due 10/15/2018	1,430,000	1,435,753
0.88% due 06/15/2019	312,000	312,987
1.00% due 03/15/2018	500,000	502,715
1.00% due 05/15/2018	620,000	623,632
1.13% due 02/28/2021	1,790,000	1,800,278
1.13% due 06/30/2021	1,712,000	1,719,290
1.13% due 07/31/2021	546,000	548,346
1.25% due 11/15/2018	1,420,000	1,437,639
1.38% due 09/30/2020	276,300	280,995
1.38% due 04/30/2021	140,000	142,264
1.38% due 05/31/2021	180,000	182,981
1.38% due 06/30/2023	140,000	140,798
1.63% due 05/15/2026	139,000	141,080
1.75% due 01/31/2023	180,000	185,555

		10,970,446

Total U.S. Government Treasuries (cost $13,728,281)		14,095,288

MUNICIPAL BONDS & NOTES — 0.3%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	321,527
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	145,072
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	187,897
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	87,924

Total Municipal Bonds & Notes (cost $602,950)		742,420

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	218,000
Republic of Panama Senior Notes 3.88% due 03/17/2028	330,000	354,750
State of Qatar Senior Notes 4.63% due 06/02/2046*	200,000	214,500

Total Foreign Government Obligations (cost $736,812)		787,250

Total Long-Term Investment Securities (cost $205,634,797)		220,819,696

SHORT-TERM INVESTMENT SECURITIES — 2.0%
U.S. Government Treasuries — 2.0%
United States Treasury Bills
0.25% due 09/29/2016(5)	190,000	189,926
0.26% due 08/18/2016	4,500,000	4,499,617

Total Short-Term Investment Securities (cost $4,689,923)		4,689,543

126

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

REPURCHASE AGREEMENTS — 4.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/2016, to be repurchased 08/01/2016 in the amount of $9,244,008 and collateralized by $8,910,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $9,430,103 (cost $9,244,000)	$9,244,000	$9,244,000

TOTAL INVESTMENTS (cost $219,568,720)(6)	102.2%	234,753,239
Liabilities in excess of other assets	(2.2)	(5,138,232)

NET ASSETS	100.0%	$229,615,007

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $8,504,128 representing 3.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (See Note 1).

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
20	Long	S&P 500 E-Mini Index	September 2016	$2,085,266	$2,168,200	$82,934
4	Long	U.S. Treasury 2 Year Notes	September 2016	871,133	876,000	4,867
51	Long	U.S. Treasury 5 Year Notes	September 2016	6,124,279	6,222,797	98,518
23	Long	U.S. Treasury 10 Year Notes	September 2016	3,024,972	3,060,078	35,106
4	Long	U.S. Treasury Long Bonds	September 2016	654,649	697,750	43,101
5	Long	U.S. Treasury Ultra Long Bonds	September 2016	951,949	952,656	707

						$265,233

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$136,370,978	$—	$—	$136,370,978
Asset Backed Securities	—	17,234,609	205,994	17,440,603
U.S. Corporate Bonds & Notes	—	19,265,316	—	19,265,316
Foreign Corporate Bonds & Notes	—	6,014,878	—	6,014,878
U.S. Government Agencies	—	26,102,963	—	26,102,963
U.S. Government Treasuries	—	14,095,288	—	14,095,288
Municipal Bonds & Notes	—	742,420	—	742,420
Foreign Government Obligations	—	787,250	—	787,250
Short-Term Investment Securities:	—	4,689,543	—	4,689,543
Repurchase Agreements	—	9,244,000	—	9,244,000

Total Investment at Value	$136,370,978	$98,176,267	$205,994	$234,753,239

Other Financial Instruments:+
Futures Contracts	$265,233	$—	$—	$265,233

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

127

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

128

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

United States Treasury Notes	7.6%
Federal National Mtg. Assoc.	6.2
Diversified Banking Institutions	5.4
Medical-Drugs	4.9
United States Treasury Bonds	3.9
Federal Home Loan Mtg. Corp.	3.8
Tobacco	2.8
Diversified Financial Services	2.8
Electric-Integrated	2.4
Oil Companies-Integrated	2.1
Telephone-Integrated	2.1
Diagnostic Equipment	2.0
Banks-Super Regional	2.0
Insurance-Multi-line	1.9
Diversified Manufacturing Operations	1.9
Cable/Satellite TV	1.7
Oil Companies-Exploration & Production	1.6
Computer Services	1.6
Food-Misc./Diversified	1.6
Banks-Commercial	1.4
Aerospace/Defense	1.4
Chemicals-Diversified	1.4
Government National Mtg. Assoc.	1.4
Retail-Drug Store	1.2
Medical Instruments	1.1
Auto/Truck Parts & Equipment-Original	1.1
Multimedia	1.0
Real Estate Investment Trusts	1.0
Pipelines	0.9
Auto-Cars/Light Trucks	0.9
Finance-Credit Card	0.8
Time Deposits	0.8
Banks-Fiduciary	0.8
Instruments-Controls	0.8
Aerospace/Defense-Equipment	0.8
Retail-Discount	0.8
Medical Products	0.8
Commercial Services-Finance	0.7
Electronic Components-Semiconductors	0.7
Agricultural Operations	0.6
Insurance Brokers	0.6
Investment Management/Advisor Services	0.6
Networking Products	0.6
Medical-HMO	0.6
Insurance-Property/Casualty	0.6
U.S. Government Agencies	0.6
Insurance-Life/Health	0.5
Internet Content-Entertainment	0.5
Medical-Biomedical/Gene	0.5
Semiconductor Components-Integrated Circuits	0.5
E-Commerce/Products	0.5
Electric-Distribution	0.5
Beverages-Wine/Spirits	0.5
Electronic Security Devices	0.5
Enterprise Software/Service	0.4
Transport-Services	0.4
Building & Construction Products-Misc.	0.4
Advertising Agencies	0.4
Transport-Rail	0.4
Oil Refining & Marketing	0.4
Oil-Field Services	0.4
Applications Software	0.4

Insurance-Reinsurance	0.4%
Cellular Telecom	0.3
Finance-Other Services	0.3
Brewery	0.3
Beverages-Non-alcoholic	0.3
Data Processing/Management	0.3
Computers	0.3
Sovereign Agency	0.3
Retail-Apparel/Shoe	0.3
Airlines	0.3
Metal-Diversified	0.3
Web Portals/ISP	0.2
Soap & Cleaning Preparation	0.2
Cosmetics & Toiletries	0.2
Medical-Wholesale Drug Distribution	0.2
Food-Meat Products	0.2
Agricultural Chemicals	0.2
Tools-Hand Held	0.2
Food-Confectionery	0.2
Machinery-Farming	0.2
Municipal Bonds & Notes	0.2
Medical-Generic Drugs	0.2
Sovereign	0.2
Home Decoration Products	0.2
Banks-Money Center	0.2
Rental Auto/Equipment	0.2
Banks-Special Purpose	0.2
Coatings/Paint	0.2
Engines-Internal Combustion	0.2
Wireless Equipment	0.2
Consumer Products-Misc.	0.2
Fisheries	0.1
Commercial Services	0.1
Food-Retail	0.1
Distribution/Wholesale	0.1
Pharmacy Services	0.1
Electric-Transmission	0.1
Private Equity	0.1
Small Business Administration	0.1
Finance-Investment Banker/Broker	0.1
Retail-Regional Department Stores	0.1
Medical Labs & Testing Services	0.1
Metal-Copper	0.1
Electronic Measurement Instruments	0.1
Containers-Metal/Glass	0.1
Motorcycle/Motor Scooter	0.1
Retail-Consumer Electronics	0.1
Retail-Catalog Shopping	0.1
Industrial Gases	0.1
Retail-Restaurants	0.1
Oil Field Machinery & Equipment	0.1
Retail-Convenience Store	0.1
Hotels/Motels	0.1
Insurance-Mutual	0.1
Machinery-Construction & Mining	0.1
Retail-Auto Parts	0.1
Printing-Commercial	0.1
SupraNational Banks	0.1
Building-Residential/Commercial	0.1
Medical-Hospitals	0.1

99.8%

*	Calculated as a percentage of net assets

129

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 59.3%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	27,685	$2,278,199

Aerospace/Defense — 1.4%
Boeing Co.	6,754	902,740
Lockheed Martin Corp.	11,884	3,003,443
Northrop Grumman Corp.	16,869	3,654,331
Rockwell Collins, Inc.	1,685	142,585

		7,703,099

Aerospace/Defense-Equipment — 0.8%
Orbital ATK, Inc.	4,025	350,658
United Technologies Corp.	37,561	4,043,442

		4,394,100

Agricultural Chemicals — 0.2%
Monsanto Co.	11,214	1,197,319

Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	78,972	3,560,058

Airlines — 0.3%
Delta Air Lines, Inc.	35,725	1,384,344

Applications Software — 0.4%
Microsoft Corp.	36,460	2,066,553

Auto-Cars/Light Trucks — 0.5%
General Motors Co.	26,141	824,487
Hyundai Motor Co.	5,514	649,777
Kia Motors Corp.	27,187	1,023,017

		2,497,281

Auto/Truck Parts & Equipment-Original — 1.1%
Allison Transmission Holdings, Inc.	45,869	1,321,945
Delphi Automotive PLC	21,287	1,443,684
Johnson Controls, Inc.	45,604	2,094,136
Magna International, Inc.	29,301	1,128,817

		5,988,582

Banks-Commercial — 0.6%
BB&T Corp.	38,218	1,409,098
BOC Hong Kong Holdings, Ltd.	105,000	344,433
Royal Bank of Canada	11,439	697,300
Sumitomo Mitsui Financial Group, Inc.	27,500	891,557

		3,342,388

Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	67,597	2,663,322
State Street Corp.	28,884	1,899,989

		4,563,311

Banks-Super Regional — 1.6%
PNC Financial Services Group, Inc.	22,226	1,836,979
SunTrust Banks, Inc.	11,546	488,280
US Bancorp	78,125	3,294,531
Wells Fargo & Co.	62,008	2,974,524

		8,594,314

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	15,034	655,933
Coca-Cola European Partners PLC	29,900	1,116,167

		1,772,100

Beverages-Wine/Spirits — 0.4%
Diageo PLC	69,260	1,980,819

Security Description	Shares	Value (Note 3)

Building & Construction Products-Misc. — 0.4%
Owens Corning	43,922	$2,323,913

Building-Residential/Commercial — 0.1%
Bellway PLC	10,307	285,911

Cable/Satellite TV — 1.6%
Charter Communications, Inc.† Class A	11,213	2,633,597
Comcast Corp., Class A	88,554	5,955,257

		8,588,854

Cellular Telecom — 0.0%
Vodafone Group PLC	76,045	231,023

Chemicals-Diversified — 1.4%
Celanese Corp., Series A	10,629	674,091
E.I. du Pont de Nemours & Co.	20,144	1,393,361
LyondellBasell Industries NV, Class A	22,617	1,702,155
PPG Industries, Inc.	37,178	3,892,908

		7,662,515

Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	32,295	922,022

Commercial Services — 0.1%
Aramark	22,041	790,170

Commercial Services-Finance — 0.7%
Equifax, Inc.	1,971	261,079
Global Payments, Inc.	29,019	2,166,558
Moody’s Corp.	4,973	527,188
S&P Global, Inc.	2,008	245,378
Sabre Corp.	30,680	894,322

		4,094,525

Computer Services — 1.6%
Accenture PLC, Class A	40,775	4,599,828
Cognizant Technology Solutions Corp., Class A†	7,572	435,314
Hewlett Packard Enterprise Co.	27,233	572,438
International Business Machines Corp.	20,429	3,281,306

		8,888,886

Computers — 0.1%
Apple, Inc.	4,418	460,400

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	6,452	835,857

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	10,071	533,461

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co.	15,253	1,305,504

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	13,412	1,066,656
Fiserv, Inc.†	4,793	528,956

		1,595,612

Diagnostic Equipment — 2.0%
Abbott Laboratories	80,871	3,618,977
Danaher Corp.	47,757	3,889,330
Thermo Fisher Scientific, Inc.	23,139	3,675,399

		11,183,706

Distribution/Wholesale — 0.1%
LKQ Corp.†	21,597	742,721

130

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Diversified Banking Institutions — 3.9%
Bank of America Corp.	80,442	$1,165,605
BNP Paribas SA	7,552	374,495
Citigroup, Inc.	35,910	1,573,217
Goldman Sachs Group, Inc.	20,355	3,232,577
HSBC Holdings PLC	88,454	579,586
JPMorgan Chase & Co.	196,730	12,584,818
Morgan Stanley	29,603	850,494
UBS Group AG	60,825	837,819

		21,198,611

Diversified Manufacturing Operations — 1.8%
3M Co.	22,868	4,078,736
Eaton Corp PLC	27,233	1,726,845
Illinois Tool Works, Inc.	19,752	2,279,381
Ingersoll-Rand PLC	7,531	499,004
Pentair PLC	16,070	1,025,587

		9,609,553

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	3,688	2,798,491

Electric-Distribution — 0.4%
PPL Corp.	58,224	2,195,627

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	21,832	1,512,958
Duke Energy Corp.	16,367	1,400,851
Engie SA	44,960	740,157
Exelon Corp.	62,566	2,332,460
Public Service Enterprise Group, Inc.	14,737	678,049
SSE PLC	25,285	507,306
Xcel Energy, Inc.	5,793	254,776

		7,426,557

Electronic Components-Semiconductors — 0.7%
Broadcom, Ltd.	3,506	567,902
Intel Corp.	20,003	697,305
Texas Instruments, Inc.	37,194	2,594,281

		3,859,488

Electronic Measurement Instruments — 0.1%
Fortive Corp.†	11,214	540,627

Electronic Security Devices — 0.5%
Tyco International PLC	55,966	2,550,371

Engines-Internal Combustion — 0.2%
Cummins, Inc.	7,017	861,477

Enterprise Software/Service — 0.4%
CA, Inc.	20,913	724,636
Oracle Corp.	41,058	1,685,020

		2,409,656

Finance-Credit Card — 0.7%
American Express Co.	27,399	1,766,140
Discover Financial Services	21,531	1,223,822
Visa, Inc., Class A	14,266	1,113,461

		4,103,423

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	20,920	594,546

Finance-Other Services — 0.2%
Nasdaq, Inc.	15,829	1,120,060

Security Description	Shares	Value (Note 3)

Fisheries — 0.1%
Marine Harvest ASA	47,020	$800,279

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,920	604,307

Food-Dairy Products — 0.0%
Dean Foods Co.	11,159	205,995

Food-Misc./Diversified — 1.5%
Danone SA	17,072	1,314,679
General Mills, Inc.	36,697	2,638,147
Kellogg Co.	9,765	807,663
Mondelez International, Inc., Class A	16,430	722,591
Nestle SA	34,080	2,732,167

		8,215,247

Food-Retail — 0.1%
Kroger Co.	22,430	766,882

Home Decoration Products — 0.1%
Newell Brands, Inc.	7,625	400,007

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	16,246	376,745

Industrial Gases — 0.1%
Praxair, Inc.	3,781	440,638

Instruments-Controls — 0.8%
Honeywell International, Inc.	38,941	4,530,007

Insurance Brokers — 0.5%
Aon PLC	25,731	2,755,018

Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	35,326	2,659,695
Sony Financial Holdings, Inc.	27,000	346,381

		3,006,076

Insurance-Multi-line — 1.8%
Chubb, Ltd.	33,368	4,179,676
MetLife, Inc.	103,470	4,422,308
Zurich Insurance Group AG	5,517	1,325,742

		9,927,726

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	27,252	3,167,227

Insurance-Reinsurance — 0.3%
Validus Holdings, Ltd.	33,471	1,654,472

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	23,964	2,970,098

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	5,226	1,914,022
Franklin Resources, Inc.	40,667	1,471,739

		3,385,761

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,362	360,999

Machinery-Farming — 0.2%
Deere & Co.	14,465	1,124,075

Medical Instruments — 1.0%
Medtronic PLC	46,882	4,108,269
St. Jude Medical, Inc.	19,195	1,593,953

		5,702,222

131

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical Products — 0.4%
Cooper Cos., Inc.	4,312	$786,811
Zimmer Biomet Holdings, Inc.	8,938	1,172,129

		1,958,940

Medical-Biomedical/Gene — 0.2%
Celgene Corp.†	4,295	481,856
Gilead Sciences, Inc.	7,378	586,330

		1,068,186

Medical-Drugs — 4.5%
Allergan PLC†	3,127	790,975
Bayer AG	17,907	1,926,328
Bristol-Myers Squibb Co.	11,966	895,176
Eli Lilly & Co.	44,560	3,693,578
Johnson & Johnson	56,367	7,058,839
Merck & Co., Inc.	102,509	6,013,178
Novartis AG	3,537	293,047
Pfizer, Inc.	105,999	3,910,303
Roche Holding AG	1,009	257,664

		24,839,088

Medical-HMO — 0.2%
Cigna Corp.	8,851	1,141,425

Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	3,684	284,147

Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	6,531	1,270,671

Metal-Diversified — 0.3%
Rio Tinto PLC	42,312	1,378,386

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	9,995	528,935

Multimedia — 0.7%
Time Warner, Inc.	31,320	2,400,678
Twenty-First Century Fox, Inc., Class A	23,239	619,087
Viacom, Inc., Class B	5,709	259,588
Walt Disney Co.	7,443	714,156

		3,993,509

Networking Products — 0.6%
Cisco Systems, Inc.	106,464	3,250,346

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	16,894	921,230
Canadian Natural Resources, Ltd.	13,126	396,799
EOG Resources, Inc.	21,851	1,785,227
EQT Corp.	11,968	871,988
Hess Corp.	14,684	787,797
Noble Energy, Inc.	22,361	798,735
Occidental Petroleum Corp.	28,180	2,105,891
Rice Energy, Inc.†	26,460	617,047

		8,284,714

Oil Companies-Integrated — 1.2%
BP PLC	297,489	1,680,558
Chevron Corp.	21,742	2,228,120
Exxon Mobil Corp.	32,786	2,916,315

		6,824,993

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	11,853	383,445

Security Description	Shares	Value (Note 3)

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	42,061	$2,198,949

Oil-Field Services — 0.4%
Schlumberger, Ltd.	20,595	1,658,309
Targa Resources Corp.	11,596	432,067

		2,090,376

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	9,505	723,045

Pipelines — 0.2%
Enterprise Products Partners LP	13,306	378,822
Plains All American Pipeline LP	12,759	355,466
Williams Partners LP	15,865	592,399

		1,326,687

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	24,710	355,987

Private Equity — 0.1%
Blackstone Group LP	22,665	608,329

Publishing-Periodicals — 0.0%
Time, Inc.	1,100	17,963

Real Estate Investment Trusts — 0.9%
Annaly Capital Management, Inc.	58,175	638,761
Hospitality Properties Trust	17,023	543,204
Medical Properties Trust, Inc.	72,278	1,134,765
Mid-America Apartment Communities, Inc.	11,807	1,251,778
Starwood Property Trust, Inc.	22,946	500,223
STORE Capital Corp.	24,267	756,888

		4,825,619

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	25,732	532,910
American Eagle Outfitters, Inc.	49,781	892,075

		1,424,985

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	2,106	357,725

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	6,666	478,819

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	14,283	479,909

Retail-Convenience Store — 0.1%
Lawson, Inc.	4,900	379,860

Retail-Discount — 0.8%
Target Corp.	57,291	4,315,731

Retail-Drug Store — 0.9%
CVS Health Corp.	53,941	5,001,409

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	13,987	581,719

Retail-Restaurants — 0.1%
Yum! Brands, Inc.	4,896	437,800

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	5,616	358,469
Maxim Integrated Products, Inc.	17,632	719,033
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	62,056	1,723,916

		2,801,418

132

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)

COMMON STOCKS (continued)
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	6,910	$669,600

Telephone-Integrated — 1.6%
AT&T, Inc.	15,178	657,056
Frontier Communications Corp.	99,143	515,544
TDC A/S	84,659	445,590
Telefonica Brasil SA ADR	32,436	491,081
Verizon Communications, Inc.	120,212	6,660,947

		8,770,218

Tobacco — 2.5%
Altria Group, Inc.	56,188	3,803,928
Japan Tobacco, Inc.	10,200	402,362
Philip Morris International, Inc.	87,269	8,749,590
Reynolds American, Inc.	11,106	555,966

		13,511,846

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	9,580	1,165,886

Transport-Rail — 0.4%
Canadian National Railway Co.	9,027	570,597
Union Pacific Corp.	17,819	1,658,058

		2,228,655

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	21,551	2,329,663

Web Portals/ISP — 0.1%
Alphabet, Inc., Class A†	924	731,198

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	12,104	839,775

Total Common Stocks (cost $253,507,337)		325,289,771

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Electric-Integrated — 0.2%
Exelon Corp. 6.50%	23,676	1,184,984

Food-Meat Products — 0.2%
Tyson Foods, Inc. 4.75%	15,000	1,207,650

Medical-Drugs — 0.1%
Allergan PLC 5.50%	666	596,962

Telephone-Integrated — 0.1%
Frontier Communications Corp. 11.13%	3,518	347,860

Total Convertible Preferred Securities (cost $2,818,363)		3,337,456

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(1)	593,000	743,966

Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	581,145

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(1)	364,000	388,115

Security Description	Principal Amount	Value (Note 3)

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(1)	$400,000	$442,950

Insurance-Multi-line — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	474,000	477,555

Total Preferred Securities/Capital Securities (cost $2,381,328)		2,633,731

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	650,691
Atrium VII CLO FRS Series 7A, Class AR 1.42% due 11/16/2022*(2)(3)	206,782	205,888
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 2.05% due 12/28/2040*(3)	412,990	298,490
Cent CLO LP FRS Series 2013-17A, Class A1 1.94% due 01/30/2025*(2)	529,000	526,390
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 1.44% due 06/15/2028*(3)	720,000	721,063
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 12/10/2049(4)	700,000	717,877
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(4)	372,220	374,731
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(4)	821,121	908,096
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(4)	823,234	847,220
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	508,607
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 1.78% due 07/15/2025*(2)	680,000	672,648
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	353,685
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	273,898
Fortress Credit BSL, Ltd. FRS Series 2013-1A, Class A 1.87% due 01/19/2025*(2)	449,206	443,047
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	145,275	139,690
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(4)	1,725,000	1,748,737

133

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	$879,375	$951,096
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.86% due 04/25/2025*(2)	617,000	614,595
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	1,010,000	1,104,984
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.74% due 06/15/2049(4)	550,000	559,630
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.93% due 02/15/2051(4)	8,318	8,302
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.02% due 11/15/2030*(4)(5)	581,169	7,729
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	303,741	255,289
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C32, Class A3 5.70% due 06/15/2049(4)	707,737	724,859
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	976,531

Total Asset Backed Securities (cost $14,647,346)		14,593,773

U.S. CORPORATE BONDS & NOTES — 8.1%
Auto-Cars/Light Trucks — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	490,215
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	246,000	274,671
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	596,158

		1,361,044

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	343,577

Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	722,779
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	600,000	612,972

Security Description	Principal Amount	Value (Note 3)

Banks-Super Regional (continued)
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	$271,000	$275,950

		1,611,701

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	707,000	759,095
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,061,382

		1,820,477

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	449,000	495,766

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	261,955
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	506,000

		767,955

Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	781,178
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	231,369

		1,012,547

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	871,564
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,391,673
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	532,598
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	468,995
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	866,863
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	713,066
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	267,402

134

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.63% due 04/01/2018	$1,270,000	$1,375,867

		6,488,028

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. FRS Senior Notes 1.28% due 01/09/2020	399,000	400,883
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	99,000	105,848

		506,731

Electric-Integrated — 0.8%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	450,036
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	744,242
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	235,890
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	629,086
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	554,968
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	210,516
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	700,719
Southern Co. Senior Notes 3.25% due 07/01/2026	804,000	840,823
W3A Funding Corp. Sec. Notes 8.09% due 01/02/2017	65,410	65,371

		4,431,651

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	629,679

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	803,364

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	196,494
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	564,700

		761,194

Security Description	Principal Amount	Value (Note 3)

Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025	$361,000	$391,284
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	153,007

		544,291

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	256,000	275,627

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	570,000	609,146

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	634,067

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	374,481

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	260,765

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	690,983

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	548,657

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	372,000	385,775
Becton Dickinson and Co. Senior Notes 6.38% due 08/01/2019	720,000	821,805
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	810,063

		2,017,643

Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	332,592
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	1,192,000	1,284,645
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	206,316

		1,823,553

135

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	$364,000	$386,002

Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	704,000	721,730
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	822,000	914,566
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	393,308

		2,029,604

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	541,831

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 8.50% due 02/23/2025	664,000	914,778
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	957,788

		1,872,566

Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	43,000	45,084

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 0.80% due 11/15/2017	1,056,000	1,054,975

Pipelines — 0.5%
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	337,039
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	278,642
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	631,295
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	538,450
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	110,000	127,041
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	247,104
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	708,000	820,186

		2,979,757

Security Description	Principal Amount	Value (Note 3)

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 5.38% due 02/01/2021	$460,000	$517,700

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	989,457

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	247,943

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	685,000	760,694
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	529,000	561,239
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	265,000	289,852

		1,611,785

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	542,364
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	541,429
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	637,000	718,191
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	195,000	252,865

		2,054,849

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,156,000	1,305,153

Total U.S. Corporate Bonds & Notes (cost $40,726,735)		44,449,633

FOREIGN CORPORATE BONDS & NOTES — 3.6%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	534,876

Banks-Commercial — 0.6%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020	522,000	580,229
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	588,204
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	508,009

136

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	$240,000	$261,600
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	521,699
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	733,819
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	201,947

		3,395,507

Banks-Money Center — 0.1%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	423,420

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	933,292

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	666,595

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	203,648

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,084,448

Diversified Banking Institutions — 0.2%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	493,000	540,075
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*(3)	523,000	552,973

		1,093,048

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	256,000	280,660

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(3)	561,000	577,122

Medical-Drugs — 0.2%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	775,000	791,990

Security Description	Principal Amount	Value (Note 3)

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	$288,000	$306,054
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	338,000	374,047
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	352,000	377,026

		1,057,127

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	669,561
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	56,922	57,348

		726,909

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	214,431
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	598,142
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,157,636
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	230,489
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	552,031
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	424,000	426,124
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	638,218

		3,817,071

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	796,748

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	707,118

Sovereign Agency — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,146,840

Tobacco — 0.1%
Imperial Tobacco Finance PLC Company Guar. Notes 2.95% due 07/21/2020*(3)	517,000	535,593

137

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	$690,000	$719,375

Total Foreign Corporate Bonds & Notes (cost $18,228,906)		19,491,387

U.S. GOVERNMENT AGENCIES — 11.6%
Federal Home Loan Mtg. Corp. — 3.8%
3.00% due 11/01/2030	518,558	544,596
3.00% due 03/01/2043	396,433	415,565
3.00% due 04/01/2043	963,970	1,014,270
3.00% due 05/01/2043	808,931	852,300
3.50% due 02/01/2042	468,207	500,773
3.50% due 04/01/2042	266,597	286,908
3.50% due 12/01/2042	724,974	776,883
3.50% due 04/01/2043	186,950	200,404
3.50% due 07/01/2043	270,732	286,741
3.50% due 08/01/2043	483,624	512,269
3.50% due 11/01/2045	987,142	1,042,191
3.50% due 12/01/2045	567,194	598,824
4.00% due 11/01/2040	600,625	645,735
4.00% due 01/01/2041	1,196,712	1,286,282
4.00% due 11/01/2043	385,692	413,158
4.00% due 04/01/2044	417,643	446,921
4.00% due 09/01/2044	1,349,253	1,444,062
4.00% due 09/01/2045	547,292	585,759
4.50% due 08/01/2018	25,199	25,869
4.50% due 11/01/2018	56,307	57,834
4.50% due 01/01/2019	15,861	16,279
4.50% due 03/01/2019	4,353	4,468
4.50% due 08/01/2019	3,479	3,576
4.50% due 02/01/2020	6,456	6,677
4.50% due 08/01/2024	193,447	206,641
4.50% due 04/01/2035	35,366	38,671
4.50% due 07/01/2039	269,227	293,950
4.50% due 09/01/2039	111,792	122,172
4.50% due 10/01/2039	66,976	73,286
4.50% due 12/01/2039	106,967	117,049
4.50% due 05/01/2042	180,401	197,187
5.00% due 03/01/2018	13,986	14,364
5.00% due 05/01/2018	15,245	15,658
5.00% due 09/01/2018	16,129	16,565
5.00% due 02/01/2019	25,833	26,531
5.00% due 09/01/2033	144,868	161,251
5.00% due 03/01/2034	64,305	72,042
5.00% due 04/01/2034	25,521	28,335
5.00% due 08/01/2035	40,054	44,386
5.00% due 10/01/2035	85,147	94,853
5.00% due 11/01/2035	255,745	283,674
5.00% due 12/01/2036	46,950	52,182
5.00% due 07/01/2039	359,051	395,490
5.50% due 01/01/2019	34,188	35,150
5.50% due 04/01/2019	3,676	3,794
5.50% due 06/01/2019	2,378	2,453
5.50% due 07/01/2019	5,340	5,522
5.50% due 10/01/2024	37,297	41,552
5.50% due 06/01/2025	54,149	60,323
5.50% due 07/01/2025	32,676	36,403
5.50% due 08/01/2025	47,734	53,178
5.50% due 09/01/2025	30,650	34,146
5.50% due 12/01/2033	85,596	97,261

Security Description	Principal Amount	Value (Note 3)

Federal Home Loan Mtg. Corp. (continued)
5.50% due 01/01/2034	$140,895	$159,177
5.50% due 04/01/2034	25,002	27,945
5.50% due 11/01/2034	18,129	20,541
5.50% due 05/01/2035	19,093	21,441
5.50% due 09/01/2035	36,578	40,881
5.50% due 10/01/2035	27,467	31,240
6.00% due 04/01/2017	1,511	1,527
6.00% due 07/01/2017	888	895
6.00% due 10/01/2017	1,883	1,905
6.00% due 08/01/2019	29,794	31,071
6.00% due 09/01/2019	2,923	2,987
6.00% due 11/01/2019	6,880	7,153
6.00% due 05/01/2021	8,782	9,223
6.00% due 10/01/2021	40,780	43,350
6.00% due 02/01/2023	54,801	62,428
6.00% due 12/01/2025	21,044	23,972
6.00% due 02/01/2026	19,680	22,419
6.00% due 04/01/2034	61,000	70,752
6.00% due 07/01/2034	65,813	76,097
6.00% due 08/01/2034	168,837	196,145
6.00% due 09/01/2034	9,508	10,831
6.00% due 07/01/2035	45,839	52,803
6.00% due 08/01/2035	37,765	43,714
6.00% due 11/01/2035	73,167	84,645
6.00% due 03/01/2036	21,722	24,746
6.00% due 07/01/2036	15,177	17,382
6.00% due 10/01/2036	33,407	38,695
6.00% due 01/01/2037	58,300	67,293
6.00% due 03/01/2037	8,622	9,823
6.00% due 05/01/2037	68,807	79,760
6.00% due 06/01/2037	52,719	60,950
6.50% due 05/01/2034	12,740	14,610
6.50% due 06/01/2034	41,110	47,519
6.50% due 08/01/2034	70,495	80,844
6.50% due 10/01/2034	40,290	47,630
6.50% due 11/01/2034	1,447	1,660
6.50% due 05/01/2037	44,024	52,651
6.50% due 07/01/2037	36,786	42,676
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K712, Class A2 1.87% due 11/25/2019(4)	225,000	229,025
Series K704, Class A2 2.41% due 08/25/2018(4)	277,235	283,472
Series K503, Class A2 2.46% due 08/25/2019(4)	200,000	206,720
Series K026, Class A2 2.51% due 11/25/2022(4)	263,000	275,724
Series K042, Class A2 2.67% due 12/25/2024(4)	320,000	337,888
Series K025, Class A2 2.68% due 10/25/2022(4)	200,000	211,374
Series K720, Class A2 2.72% due 06/25/2022(4)	218,832	231,699
Series K718, Class A2 2.79% due 01/25/2022(4)	299,000	317,600
Series K028, Class A2 3.11% due 02/25/2023(4)	439,000	475,629
Series K702, Class A2 3.15% due 02/25/2018(4)	66,595	68,312

138

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K041, Class A2 3.17% due 10/25/2024(4)	$267,000	$292,507
Series K030, Class A2 3.25% due 04/25/2023 VRS(4)	507,000	555,124
Series K029, Class A2 3.32% due 02/25/2023 VRS(4)	118,000	129,324
Series K035, Class A2 3.46% due 08/25/2023 VRS(4)	523,000	579,140
Series K003, Class A5 5.09% due 03/25/2019(4)	793,000	861,877

		21,277,209

Federal National Mtg. Assoc. — 6.2%
3.50% due 08/01/2043	311,237	329,387
4.00% due 12/01/2040	333,139	358,596
2.41% due 05/01/2023	103,916	108,568
2.55% due 05/01/2023	95,263	100,321
2.58% due 09/25/2018(4)	394,528	403,448
2.59% due 05/01/2023	97,485	102,905
2.70% due 07/01/2025	75,000	79,019
3.00% due 03/01/2027	82,306	86,535
3.00% due 04/01/2027	251,325	264,169
3.00% due 04/01/2030	237,292	249,030
3.00% due 05/01/2030	471,028	494,328
3.00% due 10/01/2030	676,324	709,863
3.00% due 11/01/2030	245,706	258,361
3.00% due 12/01/2030	424,645	446,564
3.00% due 04/01/2031	366,999	385,336
3.50% due 04/01/2021	1,267,000	1,341,891
3.50% due 11/01/2041	41,095	43,409
3.50% due 01/01/2042	535,074	572,532
3.50% due 01/01/2043	185,586	196,425
3.50% due 04/01/2043	609,972	645,544
3.50% due 05/01/2043	1,045,778	1,106,571
3.50% due 06/01/2043	361,163	382,632
3.50% due 07/01/2043	994,364	1,052,113
3.50% due 09/01/2043	1,370,392	1,449,755
3.50% due 09/01/2045	1,134,605	1,198,323
3.50% due 10/01/2045	460,146	486,157
3.80% due 02/01/2018	82,728	85,134
3.83% due 07/01/2018	66,295	69,317
4.00% due 09/01/2040	1,204,772	1,296,275
4.00% due 11/01/2040	244,946	263,607
4.00% due 12/01/2040	251,560	271,080
4.00% due 02/01/2041	648,545	697,963
4.00% due 06/01/2041	540,244	581,141
4.00% due 11/01/2041	224,764	241,936
4.00% due 01/01/2042	1,439,218	1,548,603
4.00% due 04/01/2042	188,583	203,993
4.00% due 10/01/2042	172,362	185,785
4.00% due 12/01/2042	199,128	214,459
4.00% due 01/01/2043	220,862	237,434
4.00% due 04/01/2043	50,720	54,561
4.00% due 05/01/2043	321,708	345,977
4.00% due 06/01/2043	287,605	309,326
4.00% due 07/01/2043	297,533	318,998
4.00% due 11/01/2044	494,710	530,094
4.00% due 02/01/2045	335,470	359,395
4.50% due 04/01/2018	10,711	10,974
4.50% due 06/01/2018	18,799	19,283
4.50% due 07/01/2018	9,341	9,570

Security Description	Principal Amount	Value (Note 3)

Federal National Mtg. Assoc. (continued)
4.50% due 03/01/2019	$22,415	$23,011
4.50% due 04/01/2020	38,283	39,752
4.50% due 07/01/2020	10,736	11,079
4.50% due 08/01/2033	154,505	169,102
4.50% due 03/01/2034	457,579	501,640
4.50% due 01/01/2040	144,518	158,106
4.50% due 02/01/2041	271,348	297,856
4.50% due 04/01/2041	390,346	428,157
4.50% due 01/01/2043	311,141	340,481
4.50% due 04/01/2044	1,775,355	1,942,450
4.50% due 06/01/2044	204,482	223,662
4.60% due 09/01/2019	79,767	86,580
5.00% due 02/01/2018	45,004	46,196
5.00% due 12/01/2018	47,004	48,426
5.00% due 07/01/2019	19,362	20,037
5.00% due 11/01/2019	24,901	25,561
5.00% due 03/01/2020	14,657	15,046
5.00% due 07/01/2020	14,608	15,004
5.00% due 08/01/2020	13,845	14,571
5.00% due 12/01/2020	39,929	42,027
5.00% due 11/01/2033	77,778	86,502
5.00% due 03/01/2034	61,688	68,608
5.00% due 05/01/2034	25,157	27,973
5.00% due 08/01/2034	25,306	28,134
5.00% due 09/01/2034	69,773	77,577
5.00% due 06/01/2035	105,522	117,002
5.00% due 07/01/2035	227,643	252,687
5.00% due 08/01/2035	50,413	55,928
5.00% due 09/01/2035	38,360	42,514
5.00% due 10/01/2035	202,597	224,716
5.00% due 10/01/2039	82,492	92,199
5.00% due 11/01/2039	116,136	129,843
5.00% due 11/01/2040	75,932	84,983
5.00% due 01/01/2041	20,476	22,646
5.00% due 03/01/2041	58,350	65,100
5.27% due 12/01/2016	303,975	303,959
5.37% due 05/01/2018	490,657	516,386
5.50% due 11/01/2017	10,215	10,406
5.50% due 01/01/2018	25,307	25,822
5.50% due 02/01/2018	10,410	10,597
5.50% due 07/01/2019	47,142	49,236
5.50% due 08/01/2019	9,703	10,078
5.50% due 09/01/2019	47,007	49,030
5.50% due 01/01/2021	39,841	42,192
5.50% due 03/01/2021	14,553	15,545
5.50% due 05/01/2022	20,303	21,732
5.50% due 02/01/2033	65,673	74,327
5.50% due 06/01/2033	91,131	103,084
5.50% due 07/01/2033	301,746	341,625
5.50% due 11/01/2033	104,511	118,210
5.50% due 12/01/2033	12,277	13,763
5.50% due 01/01/2034	83,007	93,790
5.50% due 02/01/2034	160,115	181,364
5.50% due 03/01/2034	29,357	33,773
5.50% due 04/01/2034	35,037	39,330
5.50% due 05/01/2034	203,127	231,858
5.50% due 06/01/2034	16,160	18,298
5.50% due 07/01/2034	208,502	235,744
5.50% due 09/01/2034	342,791	387,448
5.50% due 10/01/2034	435,896	491,575
5.50% due 11/01/2034	474,607	537,557
5.50% due 12/01/2034	175,141	196,556

139

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 01/01/2035	$302,030	$342,277
5.50% due 04/01/2035	40,432	45,795
5.50% due 09/01/2035	166,309	189,959
5.50% due 06/01/2036	76,719	85,976
5.50% due 03/01/2037	44,099	50,220
6.00% due 01/01/2017	562	565
6.00% due 02/01/2017	4,274	4,308
6.00% due 08/01/2017	5,505	5,588
6.00% due 03/01/2018	2,264	2,309
6.00% due 11/01/2018	16,507	16,892
6.00% due 01/01/2021	25,078	26,654
6.00% due 05/01/2021	9,149	9,762
6.00% due 07/01/2021	49,813	54,055
6.00% due 11/01/2025	28,934	33,003
6.00% due 04/01/2034	101,501	117,999
6.00% due 05/01/2034	76,504	87,261
6.00% due 06/01/2034	275,191	319,512
6.00% due 07/01/2034	133,490	154,079
6.00% due 08/01/2034	73,131	83,491
6.00% due 10/01/2034	153,018	175,163
6.00% due 11/01/2034	15,297	17,504
6.00% due 12/01/2034	4,452	5,078
6.00% due 08/01/2035	41,653	48,046
6.00% due 09/01/2035	81,468	92,928
6.00% due 10/01/2035	59,249	67,908
6.00% due 11/01/2035	10,621	12,114
6.00% due 12/01/2035	141,793	162,449
6.00% due 02/01/2036	139,371	161,110
6.00% due 03/01/2036	13,717	15,825
6.00% due 04/01/2036	38,203	43,871
6.00% due 06/01/2036	20,031	23,036
6.00% due 12/01/2036	23,899	27,554
6.00% due 07/01/2037	49,297	56,877
6.50% due 06/01/2031	32,533	39,082
6.50% due 07/01/2031	1,827	2,107
6.50% due 09/01/2031	24,536	28,295
6.50% due 02/01/2032	15,275	17,615
6.50% due 07/01/2032	95,482	112,714
6.50% due 08/01/2032	62,685	72,761
6.50% due 01/01/2033	48,600	57,460
6.50% due 04/01/2034	15,509	18,942
6.50% due 06/01/2034	16,260	18,751
6.50% due 08/01/2034	28,050	32,348
6.50% due 05/01/2036	44,226	51,114
6.50% due 01/01/2037	11,699	13,492
6.50% due 02/01/2037	86,714	103,277
6.50% due 05/01/2037	50,195	59,683
6.50% due 07/01/2037	42,955	51,389

		33,903,326

Government National Mtg. Assoc. — 1.4%
3.00% due 02/15/2043	331,431	349,449
3.00% due 06/20/2043	451,112	475,524
3.00% due 07/20/2043	318,420	335,652
3.50% due 12/15/2041	239,961	257,494
3.50% due 02/15/2042	109,402	116,409
3.50% due 06/20/2043	607,863	648,616
3.50% due 07/20/2043	787,846	840,669
3.50% due 12/20/2045	368,294	391,844
4.00% due 01/20/2041	776,490	835,758
4.00% due 02/20/2041	193,581	207,957

Security Description	Principal Amount	Value (Note 3)

Government National Mtg. Assoc. (continued)
4.00% due 04/20/2041	$145,046	$156,081
4.00% due 02/20/2042	211,634	227,466
4.50% due 07/20/2033	12,088	13,054
4.50% due 09/20/2033	91,285	98,552
4.50% due 12/20/2034	36,177	38,808
4.50% due 11/15/2039	224,762	247,437
4.50% due 03/15/2040	233,969	263,498
4.50% due 04/15/2040	310,778	342,129
4.50% due 06/15/2040	115,930	128,819
4.50% due 01/20/2041	184,746	200,970
5.00% due 07/20/2033	19,510	21,972
5.00% due 06/15/2034	88,193	99,462
5.00% due 10/15/2034	39,156	44,170
5.50% due 11/15/2032	104,884	119,174
5.50% due 05/15/2033	320,080	368,301
5.50% due 12/15/2033	99,204	114,118
5.50% due 10/15/2035	3,899	4,394
6.00% due 09/15/2032	77,922	91,086
6.00% due 04/15/2033	116,848	136,581
6.00% due 02/15/2034	102,155	118,418
6.00% due 07/15/2034	53,476	62,576
6.00% due 09/15/2034	24,788	28,281
6.00% due 01/20/2035	24,231	27,848
6.00% due 02/20/2035	33,505	39,533
6.00% due 04/20/2035	19,604	23,134
6.00% due 01/15/2038	138,856	161,896

		7,637,130

Small Business Administration — 0.1%
Series 2003-20G, Class 1 4.35% due 07/01/2023	18,190	19,264
Series 2004-20D, Class 1 4.77% due 04/01/2024	63,767	68,238
Series 2005-20C, Class 1 4.95% due 03/01/2025	164,043	177,972
Series 2004-20I, Class 1 4.99% due 09/01/2024	95,989	103,901
Series 2004-20E, Class 1 5.18% due 05/01/2024	102,640	111,458
Series 2004-20F, Class 1 5.52% due 06/01/2024	111,341	122,278

		603,111

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	281,288

Total U.S. Government Agencies (cost $61,093,612)		63,702,064

U.S. GOVERNMENT TREASURIES — 11.5%
United States Treasury Bonds — 3.9%
2.50% due 02/15/2045	6,316,000	6,729,502
2.88% due 05/15/2043	4,393,500	5,046,691
4.50% due 02/15/2036	1,244,000	1,808,903
4.50% due 08/15/2039	4,387,400	6,429,428
5.00% due 05/15/2037	16,000	24,851
5.25% due 02/15/2029	1,000	1,417
6.00% due 02/15/2026	170,000	239,600
6.25% due 08/15/2023	128,000	171,115
6.75% due 08/15/2026	377,000	565,235
8.00% due 11/15/2021	318,000	431,101

		21,447,843

140

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 7.6%
1.00% due 06/30/2019	$15,859,000	$15,971,123
1.38% due 02/29/2020	497,000	505,736
2.50% due 08/15/2023	4,039,000	4,373,797
3.13% due 05/15/2019	3,511,000	3,743,741
3.13% due 05/15/2021	7,914,000	8,686,850
3.50% due 05/15/2020	1,809,000	1,983,539
3.75% due 11/15/2018	6,163,000	6,591,519

		41,856,305

Total U.S. Government Treasuries (cost $58,647,800)		63,304,148

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,617)	675,000	1,088,768

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.2%
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	139,230
United Mexican States Senior Bonds 4.75% due 03/08/2044	849,000	908,430

		1,047,660

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	353,794

Total Foreign Government Obligations (cost $1,295,186)		1,401,454

Total Long-Term Investment Securities (cost $454,049,230)		539,292,185

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016	4,730,000	4,730,000

U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 0.05% due 08/01/2016	692,000	692,000
0.15% due 08/01/2016	2,436,000	2,436,000

		3,128,000

Total Short-Term Investment Securities (cost $7,858,000)		7,858,000

TOTAL INVESTMENTS (cost $461,907,230)(6)	99.8%	547,150,185
Other assets less liabilities	0.2	1,345,169

NET ASSETS	100.0%	$548,495,354

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $18,611,283 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Loan Obligation
(3)	Illiquid security. At July 31, 2016, the aggregate value of these securities was $2,891,129 representing 0.5% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

141

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$325,289,771	$—	$—	$325,289,771
Convertible Preferred Securities	3,337,456	—	—	3,337,456
Preferred Securities/Capital Securities	—	2,633,731	—	2,633,731
Asset Backed Securities	—	14,593,773	—	14,593,773
U.S. Corporate Bonds & Notes	—	44,449,633	—	44,449,633
Foreign Corporate Bonds & Notes	—	19,491,387	—	19,491,387
U.S. Government Agencies	—	63,702,064	—	63,702,064
U.S. Government Treasuries	—	63,304,148	—	63,304,148
Municipal Bonds & Notes	—	1,088,768	—	1,088,768
Foreign Government Obligations	—	1,401,454	—	1,401,454
Short-Term Investment Securities	—	7,858,000	—	7,858,000

Total Investments at Value	$328,627,227	$218,522,958	$—	$547,150,185

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $20,504,588 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

142

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	45.1%
Domestic Fixed Income Investment Companies	23.4
United States Treasury Notes	14.4
International Equity Investment Companies	12.1
Registered Investment Companies	3.3
International Fixed Income Investment Companies	0.8
United States Treasury Bonds	0.7
Options Purchased	0.4

100.2%

*	Calculated as a percentage of net assets

143

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.4%
Domestic Equity Investment Companies — 45.1%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	4,493,493	$199,894,573
Anchor Series Trust Growth and Income Portfolio, Class 1	14,479,175	189,628,098
Anchor Series Trust Growth Portfolio, Class 1	7,305,977	203,457,100
Seasons Series Trust Large Cap Growth Portfolio, Class 1	12,191,737	159,660,185
Seasons Series Trust Large Cap Value Portfolio, Class 1	23,690,529	388,351,892
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	5,460,943	91,868,782
Seasons Series Trust Mid Cap Value Portfolio, Class 1	10,704,576	182,534,403
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	10,913,509	105,675,285
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	10,904,175	197,697,099
Seasons Series Trust Small Cap Portfolio, Class 1	8,428,989	107,612,574
Seasons Series Trust Stock Portfolio, Class 1	14,862,554	363,522,072
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	1,467,811	24,720,786
SunAmerica Series Trust Blue Chip Growth, Class 1	37,533,962	405,382,140
SunAmerica Series Trust Capital Growth Portfolio, Class 1	5,095,173	72,126,933
SunAmerica Series Trust Equity Index Portfolio, Class 1	58,480,279	1,088,854,438
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	1,112,484	25,489,401
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	11,528,369	92,884,670
SunAmerica Series Trust Growth-Income Portfolio, Class 1	14,131,256	458,373,450
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	5,449,410	94,132,480
SunAmerica Series Trust Real Estate Portfolio, Class 1	5,237,128	92,038,937
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	7,729,706	190,002,032
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,067,718	330,319,414
SunAmerica Series Trust Small Company Value Portfolio, Class 1	7,124,054	177,030,195

		5,241,256,939

Domestic Fixed Income Investment Companies — 23.4%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	37,101,516	584,027,878
SunAmerica Series Trust Ultra Short Bond Portfolio	11,075,287	116,725,572
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	54,443,130	659,381,979

Security Description	Shares/ Principal Amount	Value (Note 3)

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust Real Return Portfolio, Class 1	9,645,020	$93,880,803
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	34,138,733	479,990,407
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	20,082,993	116,651,381
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	72,302,278	668,307,311

		2,718,965,331

International Equity Investment Companies — 12.1%
Seasons Series Trust International Equity Portfolio, Class 1	40,070,297	321,683,820
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	23,480,176	157,378,061
SunAmerica Series Trust Foreign Value Portfolio, Class 1	20,178,670	286,187,503
SunAmerica Series Trust Global Equities Portfolio, Class 1	19,574,827	364,176,615
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	30,427,596	280,884,809

		1,410,310,808

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	7,766,295	91,685,225

Total Affiliated Registered Investment Companies (cost $9,022,949,443)		9,462,218,303

U.S. GOVERNMENT TREASURIES — 15.1%
United States Treasury Bonds — 0.7%
6.00% due 02/15/2026	$18,085,000	25,489,252
6.25% due 08/15/2023	9,548,000	12,764,110
6.88% due 08/15/2025	9,580,000	14,047,796
7.50% due 11/15/2024	10,000,000	14,850,780
7.63% due 02/15/2025	10,155,000	15,300,335

		82,452,273

United States Treasury Notes — 14.4%
1.63% due 02/15/2026	146,400,000	148,569,209
1.63% due 05/15/2026	95,074,000	96,496,402
2.00% due 02/15/2025	147,285,000	154,292,526
2.00% due 08/15/2025	146,390,000	153,343,525
2.13% due 05/15/2025	146,385,000	154,847,809
2.25% due 11/15/2024	144,865,000	154,682,936
2.25% due 11/15/2025(1)	144,170,000	154,166,171
2.38% due 08/15/2024(1)	144,855,000	156,002,027
2.50% due 08/15/2023	80,946,200	87,655,911
2.50% due 05/15/2024(1)	142,637,000	154,878,107
2.75% due 11/15/2023	128,386,000	141,450,303
2.75% due 02/15/2024	110,541,000	121,953,474

		1,678,338,400

Total U.S. Government Treasuries (cost $1,660,396,607)		1,760,790,673

OPTIONS - PURCHASED — 0.4%
Put Options – Purchased(4) (cost $62,508,135)	3,620,000	47,120,429

Total Long-Term Investment Securities (cost $10,745,854,185)		11,270,129,405

144

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio 0.44%(3) (cost $380,413,111)	$380,413,111	$380,413,111

TOTAL INVESTMENTS (cost $11,126,267,296)(2)	100.2%	11,650,542,516
Liabilities in excess of other assets	(0.2)	(19,130,489)

NET ASSETS	100.0%	$11,631,412,027

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 9
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of July 31, 2016.
(4)	Purchased Options:

Over the Counter Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2016	$1,970	3,620,000	$62,508,135	$47,120,429	$(15,387,706)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
51,600	Long	S&P 500 E-Mini Index	September 2016	$5,515,939,826	$5,593,956,000	$78,016,174

Over the Counter Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2016	$2,275	3,620,000	$25,357,005	$22,810,576	$2,546,429

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,462,218,303	$—	$—	$9,462,218,303
U.S. Government Treasuries	—	1,760,790,673	—	1,760,790,673
Options - Purchased	—	47,120,429	—	47,120,429
Short-Term Investment securities	380,413,111	—	—	380,413,111

Total Investments at Value	$9,842,631,414	$1,807,911,102	$—	$11,650,542,516

Other Financial Instruments:†
Over the Counter Written Call Options	—	2,546,429	—	2,546,429
Futures Contracts	78,016,174	—	—	78,016,174

Total Other Financial Instruments	$78,016,174	$2,546,429	$—	$80,562,603

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

145

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	53.6%
United States Treasury Notes	14.2
Domestic Fixed Income Investment Companies	13.5
International Equity Investment Companies	12.0
Registered Investment Companies	3.4
International Fixed Income Investment Companies	2.4
United States Treasury Bonds	0.7
Options Purchased	0.4

100.2%

*	Calculated as a percentage of net assets

146

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.5%
Domestic Equity Investment Companies — 53.6%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	8,050,698	$105,430,084
Seasons Series Trust Large Cap Value Portfolio, Class 1	25,119,831	411,782,027
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	3,033,279	51,028,484
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,756,450	64,054,970
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	7,325,755	132,818,901
Seasons Series Trust Small Cap Portfolio, Class 1	11,624,773	148,413,022
SunAmerica Series Trust Capital Growth Portfolio, Class 1	7,147,423	101,178,449
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	11,054,073	158,143,679
SunAmerica Series Trust Equity Index Portfolio, Class 1	27,869,681	518,910,411
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	12,713,551	256,508,933
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	55,874	450,184
SunAmerica Series Trust Growth-Income Portfolio, Class 1	9,684,906	314,147,874
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	3,196,472	55,215,493
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,127,515	54,963,938
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,669,805	153,279,563
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,438,437	106,344,008
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	10,386,347	255,304,282
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	14,627,471	320,668,180
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	6,030,557	106,506,839
SunAmerica Series Trust Small Company Value Portfolio, Class 1	2,394,889	59,512,134

		3,374,661,455

Domestic Fixed Income Investment Companies — 13.5%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	9,694,397	152,602,869
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	8,619,350	104,392,309
Seasons Series Trust Real Return Portfolio, Class 1	5,083,780	49,483,500
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	14,010,042	196,981,121
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	6,126,891	35,587,841
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	33,477,345	309,439,138

		848,486,778

Security Description	Shares/ Principal Amount	Value (Note 3)
International Equity Investment Companies — 12.0%
Seasons Series Trust International Equity Portfolio, Class 1	27,020,731	$216,922,074
SunAmerica Series Trust Foreign Value Portfolio, Class 1	17,278,547	245,056,001
SunAmerica Series Trust Global Equities Portfolio, Class 1	7,921,686	147,377,699
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	16,396,392	148,719,835

		758,075,609

International Fixed Income Investment Companies — 2.4%
SunAmerica Series Trust Global Bond Portfolio, Class 1	13,030,174	153,828,101

Total Affiliated Registered Investment Companies (cost $4,995,608,750)		5,135,051,943

U.S. GOVERNMENT TREASURIES — 14.9%
United States Treasury Bonds — 0.7%
6.00% due 02/15/2026	$9,710,000	13,685,410
6.25% due 08/15/2023	6,284,000	8,400,677
6.88% due 08/15/2025	5,170,000	7,581,117
7.50% due 11/15/2024	5,150,000	7,648,152
7.63% due 02/15/2025	5,265,000	7,932,670

		45,248,026

United States Treasury Notes — 14.2%
1.63% due 02/15/2026	75,747,000	76,869,343
1.63% due 05/15/2026	46,059,000	46,748,089
2.00% due 02/15/2025	79,220,000	82,989,129
2.00% due 08/15/2025	78,110,000	81,820,225
2.13% due 05/15/2025	78,105,000	82,620,406
2.25% due 11/15/2024(1)	77,490,000	82,741,730
2.25% due 11/15/2025	79,405,000	84,910,625
2.38% due 08/15/2024	77,485,000	83,447,703
2.50% due 08/15/2023	46,276,400	50,112,297
2.50% due 05/15/2024	75,477,400	81,954,871
2.75% due 11/15/2023(1)	67,195,000	74,032,629
2.75% due 02/15/2024	58,979,000	65,068,110

		893,315,157

Total U.S. Government Treasuries (cost $885,668,026)		938,563,183

OPTIONS - PURCHASED — 0.4%
Put Options-Purchased(4) (cost $34,165,646)	1,982,000	25,799,086

Total Long-Term Investment Securities (cost $5,915,442,422)		6,099,414,212

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio 0.44%(2) (cost $211,668,714)	211,668,714	211,668,714

TOTAL INVESTMENTS (cost $6,127,111,136)(3)	100.2%	6,311,082,926
Liabilities in excess of other assets	(0.2)	(11,884,536)

NET ASSETS	100.0%	$6,299,198,390

147

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 9
STIF	— Short-Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of July 31, 2016.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Purchased Options:

Over the Counter Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2016	1,970	1,982,000	$34,165,646	$25,799,086	$(8,366,560)

Over the Counter Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2016	$2,275	1,982,000	$13,936,904	$12,489,105	$1,447,799

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation/ (Depreciation)
23,200	Long	S&P 500 E-Mini Index	September 2016	$2,488,080,680	$2,515,112,000	$27,031,320

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,135,051,943	$—	$—	$5,135,051,943
U.S. Government Treasuries	—	938,563,183	—	938,563,183
Options - Purchased	—	25,799,086	—	25,799,086
Short-Term Investment Securities	211,668,714	—	—	211,668,714

Total Investments at Value	$5,346,720,657	$964,362,269	$—	$6,311,082,926

Other Financial Instruments:+
Over the Counter Written Call Options	$—	$1,447,799	$—	$1,447,799
Futures Contracts	27,031,320	—	—	27,031,320

Total Other Financial Instruments	$27,031,320	$1,447,799	$—	$28,479,119

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

148

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

United States Treasury Notes	31.6%
Time Deposits	25.0
Medical-Drugs	3.3
Oil Companies-Integrated	1.6
Banks-Commercial	1.4
Auto-Cars/Light Trucks	1.4
Diversified Banking Institutions	1.2
Insurance-Life/Health	1.1
Telephone-Integrated	1.1
Commercial Services-Finance	1.1
Cosmetics & Toiletries	0.9
Diversified Manufacturing Operations	0.9
Food-Misc./Diversified	0.8
Electric-Integrated	0.7
Beverages-Non-alcoholic	0.7
Insurance-Multi-line	0.7
Tobacco	0.7
Networking Products	0.6
Computers	0.6
Real Estate Investment Trusts	0.6
Medical-Biomedical/Gene	0.6
Chemicals-Specialty	0.5
Applications Software	0.5
Semiconductor Equipment	0.5
Transport-Services	0.5
Insurance-Reinsurance	0.4
Chemicals-Diversified	0.4
Web Portals/ISP	0.4
Brewery	0.4
E-Commerce/Products	0.4
Retail-Discount	0.4
Finance-Credit Card	0.4
Agricultural Chemicals	0.4
Engineering/R&D Services	0.3
Retail-Major Department Stores	0.3
Diversified Operations	0.3
Aerospace/Defense	0.3
Building & Construction Products-Misc.	0.3
Enterprise Software/Service	0.3
Banks-Super Regional	0.3
Paper & Related Products	0.3
Data Processing/Management	0.3
Food-Retail	0.3
Medical Instruments	0.3
Oil-Field Services	0.3
Real Estate Management/Services	0.3
Insurance-Property/Casualty	0.3
Building-Residential/Commercial	0.3
Commercial Services	0.2
Computer Services	0.2
Internet Content-Entertainment	0.2
Retail-Jewelry	0.2
Airport Development/Maintenance	0.2
Transport-Rail	0.2
Machinery-General Industrial	0.2
Cellular Telecom	0.2
Oil Companies-Exploration & Production	0.2
Electronic Components-Semiconductors	0.2
Real Estate Operations & Development	0.2
Distribution/Wholesale	0.2
Diagnostic Equipment	0.2
Audio/Video Products	0.2
Multimedia	0.2

Tools-Hand Held	0.2%
Beverages-Wine/Spirits	0.2
Non-Hazardous Waste Disposal	0.2
Finance-Leasing Companies	0.2
Oil Refining & Marketing	0.2
Apparel Manufacturers	0.2
Hotels/Motels	0.2
Retail-Convenience Store	0.2
Telecom Services	0.2
Retail-Apparel/Shoe	0.1
Medical Products	0.1
Electronic Measurement Instruments	0.1
Medical-HMO	0.1
Finance-Other Services	0.1
Investment Companies	0.1
Gas-Distribution	0.1
Metal-Diversified	0.1
Industrial Automated/Robotic	0.1
Food-Wholesale/Distribution	0.1
Insurance Brokers	0.1
Entertainment Software	0.1
Rubber-Tires	0.1
Metal-Aluminum	0.1
Retail-Restaurants	0.1
Machinery-Farming	0.1
Options Purchased	0.1
Medical-Hospitals	0.1
Semiconductor Components-Integrated Circuits	0.1
Electronics-Military	0.1
Retail-Consumer Electronics	0.1
Retail-Building Products	0.1
Building Products-Cement	0.1
Cable/Satellite TV	0.1
Retail-Drug Store	0.1
Resorts/Theme Parks	0.1
Gold Mining	0.1
Appliances	0.1
Steel Pipe & Tube	0.1
Office Automation & Equipment	0.1
Finance-Investment Banker/Broker	0.1
Athletic Footwear	0.1
Medical-Generic Drugs	0.1
Aerospace/Defense-Equipment	0.1
Containers-Paper/Plastic	0.1
Machinery-Electrical	0.1
Photo Equipment & Supplies	0.1
Machinery-Pumps	0.1
Investment Management/Advisor Services	0.1
Diversified Minerals	0.1
Retail-Office Supplies	0.1
Toys	0.1
Home Decoration Products	0.1
Internet Security	0.1
Soap & Cleaning Preparation	0.1
Pharmacy Services	0.1
Instruments-Controls	0.1
Retail-Home Furnishings	0.1
Energy-Alternate Sources	0.1
Chemicals-Plastics	0.1

96.1%

*	Calculated as a percentage of net assets.

149

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited) — (continued)

Country Allocation*

United States	76.0%
Japan	4.7
United Kingdom	3.1
Switzerland	2.2
Australia	1.9
Germany	1.4
France	1.2
Netherlands	0.9
Spain	0.7
Sweden	0.5
Hong Kong	0.4
Denmark	0.4
Cayman Islands	0.4
Finland	0.4
Italy	0.3
Norway	0.3
Jersey	0.3
Belgium	0.2
Curacao	0.2
Ireland	0.2
Singapore	0.1
Austria	0.1
Israel	0.1
Luxembourg	0.1

96.1%

*	Calculated as a percentage of net assets

150

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 39.4%
Australia — 1.9%
AGL Energy, Ltd.	12,216	$191,056
Alumina, Ltd.	115,083	115,881
AMP, Ltd.	10,508	46,396
APA Group	9,703	71,600
Asciano, Ltd.	41,578	289,114
ASX, Ltd.	1,727	65,228
Aurizon Holdings, Ltd.	57,837	228,557
AusNet Services	29,620	39,842
Australia & New Zealand Banking Group, Ltd.	15,658	307,478
Bank of Queensland, Ltd.	857	6,878
Bendigo & Adelaide Bank, Ltd.	2,463	18,998
Boral, Ltd.	28,818	150,455
Caltex Australia, Ltd.	527	13,280
Challenger, Ltd.	2,511	18,128
CIMIC Group, Ltd.	771	17,132
Commonwealth Bank of Australia	7,969	468,435
Computershare, Ltd.	7,378	49,789
CSL, Ltd.	545	48,872
Dexus Property Group	9,730	72,242
DUET Group	24,435	49,952
GPT Group	17,888	76,262
Incitec Pivot, Ltd.	66,318	144,643
Insurance Australia Group, Ltd.	4,209	19,320
Macquarie Group, Ltd.	655	37,029
Medibank Pvt., Ltd.	15,277	35,642
Mirvac Group	33,438	55,905
Newcrest Mining, Ltd.†	1,995	37,903
Origin Energy, Ltd.	2,225	9,300
Qantas Airways, Ltd.	8,527	20,477
Ramsay Health Care, Ltd.	987	59,098
REA Group, Ltd.	2,471	122,566
Scentre Group	35,369	142,457
Stockland	24,800	94,988
Suncorp Group, Ltd.	8,928	91,120
Sydney Airport	87,794	504,396
Telstra Corp., Ltd.	56,397	247,296
Vicinity Centres	39,465	103,770
Westpac Banking Corp.	15,594	368,437
Woodside Petroleum, Ltd.	5,940	119,759

		4,559,681

Austria — 0.1%
ANDRITZ AG	3,307	168,594
Erste Group Bank AG	83	2,200
OMV AG	1,627	43,228
voestalpine AG	3,148	110,933

		324,955

Belgium — 0.2%
Ageas	572	19,246
Anheuser-Busch InBev SA/NV	1,260	162,421
Groupe Bruxelles Lambert SA	3,512	296,248
KBC Groep NV†	725	37,678

		515,593

Bermuda — 0.0%
Cheung Kong Infrastructure Holdings, Ltd.	2,000	17,684
Hongkong Land Holdings, Ltd. (SGX)	2,900	18,560
Kerry Properties, Ltd.	2,500	6,831

		43,075

Security Description	Shares	Value (Note 3)
Cayman Islands — 0.4%
Cheung Kong Property Holdings, Ltd.	10,500	$74,977
CK Hutchison Holdings, Ltd.	63,500	743,169
HKT Trust & HKT, Ltd.	10,000	15,854
Melco Crown Entertainment, Ltd. ADR	750	10,470
MGM China Holdings, Ltd.	3,600	5,215

		849,685

Curacao — 0.2%
Schlumberger, Ltd.	5,086	409,525

Denmark — 0.4%
AP Moeller—Maersk A/S, Series A	15	19,602
AP Moeller—Maersk A/S, Series B	36	48,858
Carlsberg A/S, Class B	16	1,588
Danske Bank A/S	2,644	71,847
Novo Nordisk A/S, Class B	8,817	502,367
Pandora A/S	906	117,922
TDC A/S	3,222	16,959
Vestas Wind Systems A/S	1,202	83,896

		863,039

Finland — 0.4%
Kone Oyj, Class B	4,033	204,208
Metso Oyj	1,545	42,855
Stora Enso Oyj, Class R	16,654	151,188
UPM-Kymmene Oyj	14,879	306,578
Wartsila Oyj Abp	3,157	137,016

		841,845

France — 1.2%
AXA SA	10,495	213,900
BNP Paribas SA	3,363	166,768
Christian Dior SE	1,097	198,378
Cie Generale des Etablissements Michelin	445	45,492
CNP Assurances	8,459	129,232
Credit Agricole SA	2,407	21,313
Electricite de France SA	3,054	39,965
Engie SA	7,273	119,732
Hermes International	312	134,225
Imerys SA	676	47,946
LVMH Moet Hennessy Louis Vuitton SE	345	59,168
Orange SA	7,001	107,153
Peugeot SA†	9,569	144,532
Remy Cointreau SA	552	48,272
Renault SA	1,136	99,381
Safran SA	3,029	205,895
Sanofi	3,712	316,024
SCOR SE	593	17,327
Societe Generale SA	1,183	40,412
Technip SA	294	16,410
Thales SA	3,235	294,728
TOTAL SA	8,481	405,440
Valeo SA	1,769	90,778
Veolia Environnement SA	847	18,806

		2,981,277

Germany — 1.4%
adidas AG	862	141,425
Allianz SE	2,935	420,995
BASF SE	2,864	224,969
Bayer AG	2,877	309,490

151

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Germany (continued)
Bayerische Motoren Werke AG (preference shares)	171	$12,388
Brenntag AG	5,526	274,368
Continental AG	885	185,518
Covestro AG*	279	13,032
Daimler AG	1,581	107,503
Deutsche Bank AG†	1,339	18,002
Deutsche Boerse AG	366	30,734
Deutsche Lufthansa AG	6,351	75,478
Deutsche Post AG	3,487	104,050
Deutsche Telekom AG	14,817	252,208
E.ON SE	19,356	207,571
Evonik Industries AG	828	25,809
Fresenius SE & Co. KGaA	529	39,501
Hannover Rueck SE	793	81,139
Hochtief AG	82	10,749
METRO AG	67	2,156
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,628	271,560
OSRAM Licht AG	745	38,722
Porsche Automobil Holding SE (preference shares)	108	5,659
RWE AG†	4,710	83,752
SAP SE	721	63,205
Schaeffler AG (preference shares)	655	9,556
Siemens AG	2,755	299,139
thyssenkrupp AG	2,561	58,696
Volkswagen AG	39	5,784
Volkswagen AG (preference shares)	802	112,797

		3,485,955

Hong Kong — 0.4%
AIA Group, Ltd.	47,400	293,562
Bank of East Asia, Ltd.	4,600	19,003
BOC Hong Kong Holdings, Ltd.	14,500	47,565
CLP Holdings, Ltd.	6,000	62,487
Galaxy Entertainment Group, Ltd.	9,000	29,929
Hang Lung Properties, Ltd.	8,000	17,323
Hang Seng Bank, Ltd.	3,000	53,555
Henderson Land Development Co., Ltd.	4,200	25,010
Hong Kong & China Gas Co., Ltd.	29,700	55,125
Hong Kong Exchanges and Clearing, Ltd.	4,500	111,073
Hysan Development Co., Ltd.	2,000	9,203
Link REIT	8,500	63,434
New World Development Co., Ltd.	21,000	24,415
Power Assets Holdings, Ltd.	5,000	48,947
Sino Land Co., Ltd.	12,000	21,406
Sun Hung Kai Properties, Ltd.	5,000	71,535
Swire Pacific, Ltd., Class A	2,000	23,897
Swire Properties, Ltd.	4,600	12,807
Wharf Holdings, Ltd.	5,000	34,447
Wheelock & Co., Ltd.	3,000	16,066

		1,040,789

Ireland — 0.2%
Allegion PLC	243	17,591
Allergan PLC†	56	14,165
Eaton Corp PLC	1,245	78,945
Kerry Group PLC, Class A	509	43,562
Medtronic PLC	1,317	115,409

Security Description	Shares	Value (Note 3)
Ireland (continued)
Seagate Technology PLC	331	$10,602
Willis Towers Watson PLC	576	71,205

		351,479

Israel — 0.1%
Azrieli Group, Ltd.	167	7,419
Bank Hapoalim BM	4,198	21,446
Bank Leumi Le-Israel BM†	5,521	19,908
Bezeq The Israeli Telecommunication Corp., Ltd.	8,179	16,308
Check Point Software Technologies, Ltd.†	517	39,747
Mizrahi Tefahot Bank, Ltd.	549	6,700
Taro Pharmaceutical Industries, Ltd.†	59	8,258
Teva Pharmaceutical Industries, Ltd.	3,625	195,167

		314,953

Italy — 0.3%
Assicurazioni Generali SpA	5,205	68,550
Atlantia SpA	198	4,948
Enel SpA	66,579	306,525
Eni SpA	10,032	153,432
EXOR SpA	1,936	75,388
Intesa Sanpaolo SpA	37,164	81,852
Intesa Sanpaolo SpA RSP	4,288	8,936
Snam SpA	6,086	35,211
Terna Rete Elettrica Nazionale SpA	2,382	12,969

		747,811

Japan — 4.7%
ABC-Mart, Inc.	1,000	64,684
Aeon Co., Ltd.	7,100	103,123
Ajinomoto Co., Inc.	800	20,687
Alfresa Holdings Corp.	1,700	37,787
Aozora Bank, Ltd.	19,000	70,574
Asahi Group Holdings, Ltd.	7,500	256,971
Bandai Namco Holdings, Inc.	2,000	53,648
Benesse Holdings, Inc.	2,600	63,296
Bridgestone Corp.	2,000	70,584
Canon, Inc.	6,200	178,341
Casio Computer Co., Ltd.	3,300	47,769
Chiba Bank, Ltd.	2,000	9,742
Chubu Electric Power Co., Inc.	2,900	42,902
Concordia Financial Group, Ltd.†	5,400	23,508
CYBERDYNE, Inc.†	300	5,860
Dai-ichi Life Insurance Co., Ltd.	2,900	38,540
Daihatsu Motor Co., Ltd.	400	6,008
Daito Trust Construction Co., Ltd.	1,400	235,860
Daiwa House Industry Co., Ltd.	5,000	142,059
Daiwa Securities Group, Inc.	3,000	17,209
Don Quijote Holdings Co., Ltd.	1,400	55,638
FamilyMart Co., Ltd.	2,200	130,661
FANUC Corp.	100	16,979
Fast Retailing Co., Ltd.	200	65,527
Fuji Heavy Industries, Ltd.	8,800	346,273
FUJIFILM Holdings Corp.	100	3,655
Hikari Tsushin, Inc.	800	67,036
Honda Motor Co., Ltd.	10,800	300,761
Idemitsu Kosan Co., Ltd.	100	1,966
Iida Group Holdings Co., Ltd.	2,000	40,261
Isetan Mitsukoshi Holdings, Ltd.	7,600	75,899
Isuzu Motors, Ltd.	6,800	89,902
J. Front Retailing Co., Ltd.	7,700	90,331

152

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Japan (continued)
Japan Airlines Co., Ltd.	2,500	$78,306
Japan Exchange Group, Inc.	1,700	24,492
Japan Post Bank Co., Ltd.	2,500	30,921
Japan Post Holdings Co., Ltd.	800	10,687
Japan Tobacco, Inc.	7,100	280,075
Joyo Bank, Ltd.	1,000	3,969
Kansai Electric Power Co., Inc.†	2,800	26,245
Kao Corp.	5,500	299,324
KDDI Corp.	8,300	255,829
Kirin Holdings Co., Ltd.	10,700	185,298
Konami Holdings Corp.	700	27,373
Konica Minolta, Inc.	8,000	65,546
Kose Corp.	600	56,334
Kyushu Electric Power Co., Inc.	700	6,627
Lawson, Inc.	2,400	186,054
Makita Corp.	2,600	184,741
Marui Group Co., Ltd.	5,900	86,157
Mazda Motor Corp.	17,500	265,411
McDonald’s Holdings Co. Japan, Ltd.	3,200	98,319
Medipal Holdings Corp.	700	11,608
Mitsubishi Estate Co., Ltd.	6,000	113,432
Mitsubishi Motors Corp.	3,900	18,423
Mitsubishi UFJ Financial Group, Inc.	25,500	130,455
Mitsui Fudosan Co., Ltd.	3,000	66,257
Mizuho Financial Group, Inc.	100,900	165,241
MS&AD Insurance Group Holdings, Inc.	4,200	123,734
Nexon Co., Ltd.	16,700	252,051
Nikon Corp.	8,700	124,572
Nintendo Co., Ltd.	500	105,380
Nippon Telegraph & Telephone Corp.	7,800	373,125
Nissan Motor Co., Ltd.	25,900	256,880
Nitori Holdings Co., Ltd.	900	112,373
NTT DOCOMO, Inc.	11,100	299,108
Ono Pharmaceutical Co., Ltd.	200	7,258
Oriental Land Co., Ltd.	3,500	223,306
ORIX Corp.	14,000	200,872
Osaka Gas Co., Ltd.	10,000	40,790
Panasonic Corp.	18,100	179,341
Pola Orbis Holdings, Inc.	1,200	119,488
Rakuten, Inc.	4,400	50,690
Resona Holdings, Inc.	6,600	26,844
Ryohin Keikaku Co., Ltd.	100	22,473
Sankyo Co., Ltd.	1,800	66,242
SBI Holdings, Inc.	3,700	40,940
Seiko Epson Corp.	700	12,582
Sekisui Chemical Co., Ltd.	8,000	118,312
Sekisui House, Ltd.	6,400	108,418
Seven & i Holdings Co., Ltd.	9,000	379,546
Shimamura Co., Ltd.	800	117,920
Shiseido Co., Ltd.	1,300	36,961
Shizuoka Bank, Ltd.	1,000	7,546
Showa Shell Sekiyu KK	1,100	9,907
SoftBank Group Corp.	600	33,536
Sompo Japan Nipponkoa Holdings, Inc.	4,300	141,767
Sony Corp.	6,700	215,508
Sony Financial Holdings, Inc.	500	6,414
Start Today Co., Ltd.	1,000	48,023
Sumitomo Mitsui Financial Group, Inc.	3,700	119,955
Sumitomo Mitsui Trust Holdings, Inc.	16,000	54,413

Security Description	Shares	Value (Note 3)
Japan (continued)
Sumitomo Realty & Development Co., Ltd.	1,000	$26,319
Sundrug Co., Ltd.	1,700	148,782
Suntory Beverage & Food, Ltd.	1,900	83,329
Suruga Bank, Ltd.	3,700	85,796
Suzuken Co., Ltd.	1,000	32,342
Suzuki Motor Corp.	3,900	121,852
T&D Holdings, Inc.	5,400	56,442
Takashimaya Co., Ltd.	13,000	99,760
Toho Gas Co., Ltd.	1,000	8,889
Tohoku Electric Power Co., Inc.	1,100	14,252
Tokyo Electric Power Co. Holdings, Inc.†	7,000	27,716
Tokyo Electron, Ltd.	1,800	159,281
Tokyo Gas Co., Ltd.	11,000	47,327
Toshiba Corp.†	9,000	23,745
Toyota Motor Corp.	14,400	831,809
Tsuruha Holdings, Inc.	700	80,267
USS Co., Ltd.	5,100	87,620
Yamada Denki Co., Ltd.	10,400	55,244
Yamaguchi Financial Group, Inc.	1,000	9,997
Yamaha Corp.	3,000	84,206

		11,572,415

Jersey — 0.3%
Experian PLC	19,838	387,781
Glencore PLC	31,054	76,751
Shire PLC	2,067	133,250
WPP PLC	2,845	63,933

		661,715

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	72	5,216

Luxembourg — 0.1%
Millicom International Cellular SA SDR	261	13,939
Tenaris SA	16,281	217,698

		231,637

Netherlands — 0.9%
ABN AMRO Group NV CVA*	1,368	25,419
Aegon NV	3,056	12,457
AerCap Holdings NV†	3,989	145,638
Airbus Group SE	918	54,015
CNH Industrial NV	29,420	209,848
Fiat Chrysler Automobiles NV	791	5,094
Heineken NV	299	28,227
ING Groep NV	16,503	184,504
Koninklijke Ahold Delhaize NV	9,861	235,486
Koninklijke KPN NV	1,944	6,396
Koninklijke Philips NV	1,789	47,742
LyondellBasell Industries NV, Class A	2,237	168,357
Mobileye NV†	163	7,809
NN Group NV	7,052	190,205
RELX NV	35,056	633,941
Unilever NV CVA	6,174	286,007
Wolters Kluwer NV	111	4,669

		2,245,814

New Zealand — 0.0%
Auckland International Airport, Ltd.	3,757	20,024
Contact Energy, Ltd.	2,841	11,080

153

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PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
New Zealand (continued)
Meridian Energy, Ltd.	5,054	$10,220
Mighty River Power, Ltd.	2,760	6,239
Ryman Healthcare, Ltd.	1,479	10,179
Spark New Zealand, Ltd.	7,215	20,556

		78,298

Norway — 0.3%
DNB ASA	7,242	79,697
Gjensidige Forsikring ASA	2,553	43,059
Marine Harvest ASA	1,842	31,351
Norsk Hydro ASA	22,833	97,506
Orkla ASA	11,852	109,991
Statoil ASA	12,002	188,910
Telenor ASA	8,120	135,604
Yara International ASA	621	20,189

		706,307

Portugal — 0.0%
EDP - Energias de Portugal SA	9,132	31,323

Singapore — 0.1%
Ascendas Real Estate Investment Trust	5,500	10,051
CapitaLand Commercial Trust, Ltd.	5,200	5,837
CapitaLand Mall Trust	6,200	9,896
CapitaLand, Ltd.	6,500	15,369
City Developments, Ltd.	1,000	6,347
DBS Group Holdings, Ltd.	4,400	50,574
Global Logistic Properties, Ltd.	6,800	9,713
Jardine Cycle & Carriage, Ltd.	300	8,778
Oversea-Chinese Banking Corp., Ltd.	7,800	50,034
Sembcorp Industries, Ltd.	15,000	30,991
Singapore Airlines, Ltd.	1,300	10,647
Singapore Exchange, Ltd.	2,000	11,233
Singapore Telecommunications, Ltd.	20,200	62,979
StarHub, Ltd.	1,500	4,386
Suntec Real Estate Investment Trust	6,000	7,474
United Overseas Bank, Ltd.	3,200	43,440
UOL Group, Ltd.	1,200	5,164

		342,913

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	1,680	48,177
Banco Bilbao Vizcaya Argentaria SA	26,986	157,640
Banco Santander SA	51,519	218,528
Endesa SA	10,449	219,563
Gas Natural SDG SA	1,381	28,571
Grifols SA	620	13,593
Iberdrola SA†	22,226	152,696
Industria de Diseno Textil SA	2,502	86,546
Mapfre SA	173,358	424,841
Repsol SA	5,662	71,372
Telefonica SA	21,487	210,629

		1,632,156

Sweden — 0.5%
Atlas Copco AB, Class A	255	7,161
Atlas Copco AB, Class B	1,539	39,370
Boliden AB	901	19,816
Electrolux AB, Series B	2,864	77,583
Hennes & Mauritz AB, Class B	2,281	68,907
Husqvarna AB, Class B	7,786	66,832
Nordea Bank AB	16,555	147,519

Security Description	Shares	Value (Note 3)
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	4,579	$40,160
Skanska AB, Class B	2,614	55,567
Svenska Cellulosa AB SCA, Class B	3,685	109,598
Svenska Handelsbanken AB, Class A	14,913	179,507
Swedbank AB, Class A	6,554	137,713
Telefonaktiebolaget LM Ericsson, Class B	5,635	42,014
Telia Co AB	32,514	148,378
Volvo AB, Class B	4,666	49,730

		1,189,855

Switzerland — 2.2%
ABB, Ltd.	8,442	179,432
Actelion, Ltd.	583	103,403
Adecco Group AG	515	28,269
Aryzta AG	151	5,679
Baloise Holding AG	654	73,686
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	4	23,525
Cie Financiere Richemont SA	802	48,780
Coca-Cola HBC AG	1,997	41,256
Credit Suisse Group AG	5,840	67,185
EMS-Chemie Holding AG	165	90,314
Geberit AG	1,292	498,564
Julius Baer Group, Ltd.	327	13,421
LafargeHolcim, Ltd.	1,795	85,416
Lonza Group AG	357	67,297
Nestle SA	13,704	1,098,639
Novartis AG	10,218	846,580
Roche Holding AG	3,187	813,849
Schindler Holding AG	81	15,645
Sika AG (BR)	6	28,143
Swatch Group AG	196	10,010
Swatch Group AG (BR)	122	31,985
Swiss Life Holding AG	439	100,329
Swiss Prime Site AG	275	25,267
Swiss Re AG	3,929	329,781
Swisscom AG	151	74,332
Syngenta AG	367	144,308
Transocean, Ltd.	870	9,561
UBS Group AG	20,846	287,138
Zurich Insurance Group AG	921	221,318

		5,363,112

United Kingdom — 3.1%
3i Group PLC	2,468	20,153
Admiral Group PLC	249	7,131
Anglo American PLC†	3,053	33,556
Aon PLC	2,297	245,940
ARM Holdings PLC	1,721	38,082
Ashtead Group PLC	3,541	56,049
Associated British Foods PLC	1,067	38,000
AstraZeneca PLC	7,180	479,680
Aviva PLC	1,505	7,790
BAE Systems PLC	1,964	13,880
Barclays PLC	43,731	89,447
BHP Billiton PLC	10,343	129,315
BP PLC	92,457	522,303
British American Tobacco PLC	8,291	529,379
BT Group PLC	17,204	94,114
Bunzl PLC	1,975	61,817
Centrica PLC	9,293	29,652

154

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United Kingdom (continued)
Coca-Cola European Partners PLC†	854	$32,219
Compass Group PLC	2,533	48,139
Diageo PLC	5,064	144,829
Direct Line Insurance Group PLC	3,324	15,406
GKN PLC	4,671	17,890
GlaxoSmithKline PLC	36,758	821,168
HSBC Holdings PLC	80,872	529,906
Imperial Brands PLC	2,998	158,053
InterContinental Hotels Group PLC	3,305	132,182
ITV PLC	5,921	15,359
Kingfisher PLC	3,017	13,428
Legal & General Group PLC	15,713	42,776
Lloyds Banking Group PLC	109,800	77,235
London Stock Exchange Group PLC	543	19,942
Marks & Spencer Group PLC	1,725	7,289
Mondi PLC	8,628	174,706
National Grid PLC	9,982	143,072
Next PLC	95	6,318
Old Mutual PLC	11,200	31,216
Prudential PLC	6,946	122,722
Reckitt Benckiser Group PLC	1,417	137,312
Rio Tinto PLC	7,695	250,678
Rolls-Royce Holdings PLC	3,004	31,447
Rolls-Royce Holdings PLC, Class C† (preference shares)	46,434	61
Royal Bank of Scotland Group PLC†	6,575	16,742
Royal Dutch Shell PLC, Class A	14,686	377,839
Royal Dutch Shell PLC, Class B	13,219	350,244
RSA Insurance Group PLC	979	6,448
SABMiller PLC	4,885	285,367
Schroders PLC	1,299	45,008
Sky PLC	13,774	167,800
Smith & Nephew PLC	5,414	89,063
SSE PLC	1,914	38,402
Standard Chartered PLC	17,482	139,884
Standard Life PLC	1,351	5,416
Tesco PLC†	13,224	27,302
Unilever PLC	7,393	345,727
Vodafone Group PLC	35,253	107,098
Weir Group PLC	9,921	192,354

		7,564,335

United States — 19.3%
3M Co.	119	21,225
Abbott Laboratories	8,042	359,880
AbbVie, Inc.	5,628	372,742
Adobe Systems, Inc.†	171	16,734
AES Corp.	22,145	273,491
Aetna, Inc.	889	102,422
Aflac, Inc.	14,523	1,049,722
Agilent Technologies, Inc.	1,116	53,691
Alaska Air Group, Inc.	312	20,973
Alcoa, Inc.	8,250	87,615
Alliance Data Systems Corp.†	899	208,226
Allstate Corp.	134	9,156
Alphabet, Inc., Class A†	820	648,899
Alphabet, Inc., Class C†	437	335,961
Amazon.com, Inc.†	817	619,948
AMERCO	102	40,342
American Airlines Group, Inc.	2,125	75,438
American Express Co.	2,446	157,669

Security Description	Shares	Value (Note 3)
United States (continued)
American Tower Corp.	2,131	$246,706
Ameriprise Financial, Inc.	1,351	129,480
AmerisourceBergen Corp.	249	21,212
Amgen, Inc.	2,464	423,882
Anthem, Inc.	303	39,796
Apache Corp.	1,268	66,570
Apartment Investment & Management Co., Class A	397	18,250
Apple, Inc.	12,109	1,261,879
Applied Materials, Inc.	9,455	248,572
Ashland, Inc.	7,240	819,858
Assurant, Inc.	683	56,696
AT&T, Inc.	11,074	479,393
Autodesk, Inc.†	526	31,271
Avery Dennison Corp.	1,189	92,611
Baker Hughes, Inc.	687	32,859
Ball Corp.	322	22,756
Bank of America Corp.	23,998	347,731
Bank of New York Mellon Corp.	989	38,967
Baxter International, Inc.	4,701	225,742
Becton Dickinson and Co.	347	61,072
Berkshire Hathaway, Inc., Class B†	3,588	517,641
Best Buy Co., Inc.	5,622	188,899
Biogen, Inc.†	405	117,422
Boeing Co.	1,423	190,198
Boston Scientific Corp.†	9,793	237,774
Bristol-Myers Squibb Co.	2,690	201,239
Broadridge Financial Solutions, Inc.	3,647	246,829
C.R. Bard, Inc.	424	94,862
Capital One Financial Corp.	405	27,167
CBRE Group, Inc., Class A†	618	17,582
Celanese Corp., Series A	1,559	98,872
Celgene Corp.†	1,443	161,890
CF Industries Holdings, Inc.	3,209	79,198
Charles Schwab Corp.	4,754	135,109
Chesapeake Energy Corp.†	1,482	8,032
Chevron Corp.	2,961	303,443
Cisco Systems, Inc.	49,687	1,516,944
Citigroup, Inc.	3,924	171,910
CME Group, Inc.	859	87,824
Coca-Cola Co.	27,117	1,183,115
Colgate-Palmolive Co.	5,531	411,672
Comcast Corp., Class A	939	63,148
ConocoPhillips	2,737	111,724
Constellation Brands, Inc., Class A	1,160	190,971
Corning, Inc.	762	16,932
Costco Wholesale Corp.	3,537	591,457
CSRA, Inc.	348	9,368
Delta Air Lines, Inc.	2,756	106,795
Devon Energy Corp.	2,594	99,298
Diamond Offshore Drilling, Inc.	163	3,703
Digital Realty Trust, Inc.	372	38,859
Discover Financial Services	48	2,728
Discovery Communications, Inc., Class A†	825	20,699
Dow Chemical Co.	3,530	189,455
Duke Energy Corp.	873	74,720
Dun & Bradstreet Corp.	3,151	407,267
E.I. du Pont de Nemours & Co.	3,513	242,994
eBay, Inc.†	5,931	184,810
Ecolab, Inc.	1,025	121,340
Edwards Lifesciences Corp.†	1,398	160,099

155

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PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Electronic Arts, Inc.†	312	$23,812
Eli Lilly & Co.	4,211	349,050
EMC Corp.	2,672	75,564
Equifax, Inc.	4,196	555,802
Equity Residential	926	62,959
Exelon Corp.	963	35,901
Expeditors International of Washington, Inc.	6,539	323,223
Express Scripts Holding Co.†	1,654	125,820
Exxon Mobil Corp.	12,350	1,098,533
Facebook, Inc., Class A†	4,261	528,108
FedEx Corp.	834	135,025
First Solar, Inc.†	194	9,056
FleetCor Technologies, Inc.†	1,801	273,176
FLIR Systems, Inc.	10,530	343,067
Fluor Corp.	11,031	590,379
FMC Technologies, Inc.†	1,545	39,212
Ford Motor Co.	21,499	272,177
Fortive Corp.†	186	8,967
Fortune Brands Home & Security, Inc.	2,855	180,636
Freeport-McMoRan, Inc.	792	10,264
Gap, Inc.	3,692	95,217
General Dynamics Corp.	207	30,406
General Electric Co.	25,851	805,000
Gilead Sciences, Inc.	4,615	366,754
Global Payments, Inc.	5,883	439,225
Goldman Sachs Group, Inc.	858	136,259
Halliburton Co.	2,695	117,664
HCA Holdings, Inc.†	2,664	205,474
Hess Corp.	93	4,989
Hewlett Packard Enterprise Co.	11,618	244,210
Home Depot, Inc.	1,643	227,128
Honeywell International, Inc.	922	107,256
HP, Inc.	14,437	202,262
IDEXX Laboratories, Inc.†	152	14,256
Illinois Tool Works, Inc.	5,756	664,242
Ingredion, Inc.	94	12,525
Intel Corp.	6,440	224,498
Intercontinental Exchange, Inc.	55	14,531
International Business Machines Corp.	1,878	301,644
International Paper Co.	586	26,845
Jacobs Engineering Group, Inc.†	4,648	248,761
Johnson & Johnson	9,199	1,151,991
JPMorgan Chase & Co.	10,980	702,391
KLA-Tencor Corp.	2,167	164,064
Kraft Heinz Co.	1,917	165,610
L-3 Communications Holdings, Inc.	326	49,431
Lam Research Corp.	5,799	520,576
Lear Corp.	83	9,416
Legg Mason, Inc.	267	9,115
Lincoln National Corp.	309	13,494
lululemon athletica, Inc.†	1,061	82,387
Macy’s, Inc.	227	8,133
Marathon Oil Corp.	2,692	36,719
Marathon Petroleum Corp.	612	24,107
MasterCard, Inc., Class A	1,542	146,860
McDonald’s Corp.	1,379	162,239
McKesson Corp.	517	100,588
Merck & Co., Inc.	11,256	660,277
MetLife, Inc.	1,208	51,630
Mettler-Toledo International, Inc.†	26	10,691

Security Description	Shares	Value (Note 3)
United States (continued)
Microsoft Corp.	21,324	$1,208,644
Mondelez International, Inc., Class A	4,404	193,688
Monsanto Co.	2,249	240,126
Moody’s Corp.	2,024	214,564
Mosaic Co.	5,861	158,247
Murphy Oil Corp.	519	14,236
Nasdaq, Inc.	466	32,974
National Oilwell Varco, Inc.	581	18,795
Navient Corp.	4,819	68,430
Netflix, Inc.†	307	28,014
Newell Brands, Inc.	2,780	145,839
Newmont Mining Corp.	4,202	184,888
News Corp., Class B	273	3,669
NIKE, Inc., Class B	1,169	64,880
Norfolk Southern Corp.	3,108	279,036
Northern Trust Corp.	723	48,868
Northrop Grumman Corp.	29	6,282
NRG Energy, Inc.	1,551	21,466
NVIDIA Corp.	2,050	117,055
Occidental Petroleum Corp.	155	11,583
Oracle Corp.	15,008	615,928
Owens-Illinois, Inc.†	410	7,704
PepsiCo, Inc.	5,018	546,561
PerkinElmer, Inc.	276	15,710
Pfizer, Inc.	21,652	798,742
Philip Morris International, Inc.	6,865	688,285
Phillips 66	1,519	115,535
Pitney Bowes, Inc.	478	9,230
Polaris Industries, Inc.	274	27,058
PPG Industries, Inc.	536	56,125
Praxair, Inc.	680	79,247
Procter & Gamble Co.	5,724	489,917
Prudential Financial, Inc.	8,162	614,517
Public Service Enterprise Group, Inc.	340	15,643
Public Storage	100	23,892
PVH Corp.	247	24,962
Qorvo, Inc.†	1,005	63,546
QUALCOMM, Inc.	4,151	259,770
Quanta Services, Inc.†	383	9,805
Range Resources Corp.	295	11,891
Rockwell Automation, Inc.	2,721	311,282
Rockwell Collins, Inc.	2,377	201,142
Ryder System, Inc.	136	8,962
S&P Global, Inc.	1,465	179,023
Sealed Air Corp.	4,164	196,458
SEI Investments Co.	124	5,580
Simon Property Group, Inc.	412	93,540
Southern Co.	429	22,952
Southwestern Energy Co.†	801	11,679
Spectra Energy Corp.	1,409	50,682
St. Jude Medical, Inc.	1,221	101,392
Stanley Black & Decker, Inc.	1,682	204,699
Staples, Inc.	17,528	162,835
Starbucks Corp.	442	25,658
Starwood Hotels & Resorts Worldwide, Inc.	2,455	191,637
Stryker Corp.	745	86,629
SunTrust Banks, Inc.	348	14,717
Symantec Corp.	405	8,274
Sysco Corp.	6,174	319,751
TD Ameritrade Holding Corp.	655	19,886
Teradata Corp.†	329	9,337

156

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Tesoro Corp.	161	$12,260
Textron, Inc.	1,515	59,085
Thermo Fisher Scientific, Inc.	402	63,854
Tiffany & Co.	5,132	331,117
Time Warner, Inc.	1,775	136,054
TJX Cos., Inc.	7,739	632,431
Total System Services, Inc.	8,232	419,173
Travelers Cos., Inc.	1,096	127,377
Union Pacific Corp.	160	14,888
United Continental Holdings, Inc.†	1,821	85,387
United Parcel Service, Inc., Class B	1,762	190,472
United Technologies Corp.	1,365	146,942
UnitedHealth Group, Inc.	1,828	261,770
Urban Outfitters, Inc.†	220	6,578
US Bancorp	3,022	127,438
Valero Energy Corp.	3,026	158,199
Varian Medical Systems, Inc.†	394	37,328
VeriSign, Inc.†	1,554	134,592
Verizon Communications, Inc.	7,308	404,936
Viacom, Inc., Class B	1,017	46,243
Visa, Inc., Class A	3,887	303,380
VMware, Inc., Class A†	819	59,771
Wabtec Corp.	1,388	95,078
Wal-Mart Stores, Inc.	1,974	144,043
Walt Disney Co.	2,168	208,020
Waste Management, Inc.	5,361	354,469
Waters Corp.†	508	80,736
Wells Fargo & Co.	10,282	493,228
Western Digital Corp.	330	15,678
Western Union Co.	4,782	95,640
Weyerhaeuser Co.	3,738	122,307
Whirlpool Corp.	736	141,577
Williams Cos., Inc.	219	5,249
WW Grainger, Inc.	1,614	353,224
Xerox Corp.	1,287	13,256
Xilinx, Inc.	61	3,116
Zimmer Biomet Holdings, Inc.	447	58,620
Zions Bancorporation	519	14,470
Zoetis, Inc.	1,340	67,630

		47,140,105

Total Common Stocks (cost $92,183,061)		96,094,863

Security Description	Shares	Value (Note 3)
U.S. GOVERNMENT TREASURIES — 31.6%
United States Treasury Notes
2.00% due 11/30/2022	$10,278,100	$10,757,080
2.00% due 02/15/2025	10,278,100	10,767,111
2.00% due 08/15/2025	10,278,100	10,766,310
2.25% due 11/15/2025	10,278,100	10,990,742
2.50% due 05/15/2024	10,278,100	11,160,166
2.75% due 11/15/2023	10,278,100	11,323,979
2.75% due 02/15/2024	10,278,100	11,339,232

Total U.S. Government Treasuries (cost $76,217,633)		77,104,620

OPTIONS — PURCHASED — 0.1%
Put Options-Purchased(3) (cost $940,388)	757	315,540

Total Long-Term Investment Securities (cost $169,341,082)		173,515,023

SHORT-TERM INVESTMENT SECURITIES — 25.0% Time Deposits — 25.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016 (cost $60,933,000)	60,933,000	60,933,000

TOTAL INVESTMENTS (cost $230,274,082)(1)	96.1%	234,448,023
Other assets less liabilities	3.9	9,577,875

NET ASSETS	100.0%	$244,025,898

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $38,451 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(3)	Purchased Options:

Exchange-Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	September 2016	$1,800	326	$400,673	$44,010	$(356,663)
S&P 500 Index	October 2016	1,850	431	539,715	271,530	(268,185)

				$940,388	$315,540	$(624,848)

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

BR — Bearer Shares

157

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
7	Long	SPI 200 Index	September 2016	$719,743	$733,979	$14,236
75	Long	CAC40 10 Euro	August 2016	3,611,759	3,722,522	110,763
27	Long	Euro STOXX 50	September 2016	894,557	900,449	5,892
41	Long	Dax Index	September 2016	11,487,819	11,833,085	345,266
6	Long	FTSE MIB Index	September 2016	550,628	564,143	13,515
8	Long	Amsterdam Index	August 2016	792,023	798,700	6,677
8	Long	Ibex 35 Index	August 2016	759,068	766,591	7,523
3	Long	Hang Seng Index	August 2016	424,987	420,976	(4,011)
40	Long	Tokyo Price Index	September 2016	5,000,450	5,208,017	207,567
60	Long	FSTE 100 Index	September 2016	5,124,996	5,301,608	176,612
5	Long	MSCI Singapore Index	August 2016	118,983	116,525	(2,458)
54	Long	OMXS30 Index	August 2016	857,203	874,337	17,134
248	Long	S&P 500 E-Mini Index	September 2016	25,943,174	26,885,680	942,506
283	Long	U.S Treasury 10 Year Notes	September 2016	37,272,911	37,652,265	379,354
53	Long	British Pound Currency	September 2016	4,582,956	4,388,069	(194,887)
29	Long	Japanese Yen Currency	September 2016	3,499,437	3,559,568	60,131
43	Long	Euro FX Currency	September 2016	5,951,147	6,020,806	69,659
7	Long	Swiss Franc Currency	September 2016	894,703	905,887	11,184
7	Long	Audusd Currency	September 2016	525,612	531,370	5,758
124	Short	U.S Treasury Ultra Long Bonds	September 2016	22,222,091	23,625,875	(1,403,784)

						$768,637

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$4,270,567	$289,114	$—	$4,559,681
Japan	11,566,407	6,008	—	11,572,415
United Kingdom	7,564,274	61	—	7,564,335
Other Countries	72,398,432	—	—	72,398,432
U.S. Government Treasuries	—	77,104,620	—	77,104,620
Options-Purchased	315,540	—	—	315,540
Short-Term Investment Securities	—	60,933,000	—	60,933,000

Total Investments at Value	$96,115,220	$138,332,803	$—	$234,448,023

Other Financial Instruments:+
Futures Contracts	$2,373,777	$—	$—	$2,373,777

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,605,140	$—	$—	$1,605,140

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $25,046,708 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

158

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Registered Investment Companies	59.1%
Exchange-Traded Funds	4.0
United States Treasury Notes	3.7
Diversified Banking Institutions	3.4
Banks-Commercial	2.0
Pipelines	1.5
Oil Companies-Exploration & Production	1.5
Oil Companies-Integrated	1.4
Real Estate Investment Trusts	1.3
Telephone-Integrated	1.2
Electric-Integrated	1.1
Tobacco	1.1
Banks-Super Regional	0.9
Brewery	0.8
Medical-Drugs	0.7
Multimedia	0.7
Retail-Drug Store	0.7
Auto-Cars/Light Trucks	0.6
Computers	0.5
Electronic Measurement Instruments	0.5
Home Decoration Products	0.5
Aerospace/Defense	0.5
Beverages-Non-alcoholic	0.4
Food-Misc./Diversified	0.4
Medical-HMO	0.4
Food-Retail	0.4
Computer Services	0.4
Medical Instruments	0.4
Finance-Credit Card	0.4
Diversified Manufacturing Operations	0.4
Gold Mining	0.3
Transport-Rail	0.3
Retail-Discount	0.3
Diversified Minerals	0.3
Medical Products	0.3
Insurance-Life/Health	0.3
Insurance-Reinsurance	0.3
Metal-Diversified	0.3
Medical-Biomedical/Gene	0.3
Retail-Restaurants	0.3
Banks-Money Center	0.3
Electronic Components-Semiconductors	0.2
Steel-Producers	0.2
Non-Hazardous Waste Disposal	0.2
Agricultural Chemicals	0.2
Banks-Fiduciary	0.2
Medical-Generic Drugs	0.2
Vitamins & Nutrition Products	0.2
Paper & Related Products	0.1
Auto/Truck Parts & Equipment-Original	0.1
Chemicals-Diversified	0.1
Special Purpose Entities	0.1
Retail-Regional Department Stores	0.1
Airport Development/Maintenance	0.1
Options Purchased	0.1

96.3%

Country Allocation*

United States	90.8%
United Kingdom	1.7
Canada	0.9
Netherlands	0.7
Australia	0.5
France	0.5
Jersey	0.5
Guernsey	0.3
Denmark	0.2
Luxembourg	0.2

96.3%

Credit Quality#†

Aaa	12.9%
Aa	5.1
A	24.7
Baa	52.1
Ba	4.2
Not Rated@	1.0

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

159

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 23.3%
United States — 23.3%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	$700,000	$734,894
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	480,000	492,089
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	550,000	621,660
American Tower Corp. Senior Notes 3.30% due 02/15/2021	200,000	210,281
American Tower Corp. Senior Notes 4.00% due 06/01/2025	400,000	434,887
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	500,000	529,389
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	300,000	327,475
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	825,000	854,577
Apple, Inc. Senior Notes 2.40% due 05/03/2023	375,000	384,859
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	700,000	762,254
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	300,000	337,861
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	600,000	621,602
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	500,000	543,966
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	485,000	506,125
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	350,000	397,584
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	70,000	83,981
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	600,000	637,831
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	250,000	278,026
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	195,000	205,389
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	250,000	286,165

Security Description	Principal Amount	Value (Note 3)
United States (continued)
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	$625,000	$678,178
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	250,000	265,250
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	350,000	342,088
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	250,000	274,643
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	600,000	635,479
Digital Realty Trust LP Company Guar. Notes 3.63% due 10/01/2022	475,000	490,938
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	800,000	853,827
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	84,897
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	250,000	265,131
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	115,000	118,595
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	150,000	156,492
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	450,000	469,084
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	500,000	504,008
Exelon Corp. Senior Notes 2.45% due 04/15/2021	69,000	70,406
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	785,000	833,252
Fifth Third Bank Senior Notes 2.25% due 06/14/2021	250,000	254,997
Fifth Third Bank Sub. Notes 3.85% due 03/15/2026	400,000	426,650
FLIR Systems, Inc. Senior Notes 3.13% due 06/15/2021	67,000	69,467
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	700,000	730,141
Fortive Corp. Company Guar. Notes 3.15% due 06/15/2026*	775,000	819,922
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	450,000	638,559

160

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	$275,000	$279,108
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	450,000	484,975
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	400,000	392,964
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	150,000	152,737
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	400,000	410,511
Hewlett Packard Enterprise Co. Senior Notes 4.40% due 10/15/2022*	650,000	703,142
International Paper Co. Senior Notes 3.80% due 01/15/2026	250,000	268,867
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	350,000	401,566
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	200,000	207,096
Kinder Morgan Energy Partners LP Company Guar. Notes 4.25% due 09/01/2024	50,000	51,164
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	60,000	62,670
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	655,000	712,559
Kroger Co. Senior Notes 2.60% due 02/01/2021	700,000	726,631
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	750,000	825,895
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	150,000	146,322
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.45% due 01/15/2021	25,000	26,196
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	10,000	10,386
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	400,000	478,008
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	300,000	315,620
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	450,000	492,793

Security Description	Principal Amount	Value (Note 3)
United States (continued)
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	$150,000	$183,505
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	470,000	479,989
Monsanto Co. Senior Notes 3.38% due 07/15/2024	344,000	357,382
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	545,000	601,723
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	798,000	852,805
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	200,000	211,998
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	250,000	262,591
Occidental Petroleum Corp. Senior Notes 2.70% due 02/15/2023	380,000	388,502
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	38,000	38,114
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	660,000	794,275
Pfizer, Inc. Senior Notes 4.40% due 05/15/2044	390,000	454,127
Philip Morris International, Inc. Senior Notes 1.38% due 02/25/2019	20,000	20,116
Philip Morris International, Inc. Senior Notes 2.13% due 05/10/2023	640,000	645,528
PNC Bank NA Senior Notes 3.25% due 06/01/2025	500,000	535,461
Protective Life Global Funding Senior Sec. Notes 1.72% due 04/15/2019*	235,000	236,389
Prudential Financial, Inc. Senior Notes 3.50% due 05/15/2024	500,000	524,896
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	516,585
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	600,000	677,415
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	250,000	275,049
Southern Co. Senior Notes 3.25% due 07/01/2026	660,000	690,228
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	500,000	512,372

161

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Sunoco Logistics Partners Operations LP Company Guar. Notes 3.90% due 07/15/2026	$590,000	$586,387
Target Corp. Senior Notes 3.63% due 04/15/2046	600,000	625,891
Texas Instruments, Inc. Senior Notes 1.85% due 05/15/2022	430,000	433,218
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/2020	675,000	749,928
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	245,000	248,077
Ventas Realty LP Company Guar. Notes 3.13% due 06/15/2023	400,000	408,597
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	350,000	361,405
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	1,000,000	1,067,185
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	375,000	385,127
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	141,000	150,688
Visa, Inc. Senior Notes 4.30% due 12/14/2045	550,000	648,416
Walgreens Boots Alliance, Inc. Senior Notes 1.75% due 05/30/2018	585,000	590,007
Waste Management, Inc. Company Guar. Notes 2.40% due 05/15/2023	360,000	366,583
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	800,000	865,057
Williams Partners LP Senior Notes 4.00% due 09/15/2025	250,000	238,378

Total U.S. Corporate Bonds & Notes (cost $40,878,443)		42,366,103

FOREIGN CORPORATE BONDS & NOTES — 5.5%
Australia — 0.5%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	250,000	250,465
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	500,000	554,016
Sydney Airport Finance Co. Pty, Ltd. Company Guar. Notes 3.63% due 04/28/2026*	125,000	131,148

		935,629

Security Description	Shares/ Principal Amount	Value (Note 3)
Canada — 0.9%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	$95,000	$97,720
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	675,000	724,214
Enbridge, Inc. Senior Notes 3.50% due 06/10/2024	570,000	547,581
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	100,000	105,466
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	150,000	196,017

		1,670,998

Denmark — 0.2%
Danske Bank A/S Senior Notes 2.80% due 03/10/2021*	400,000	417,382

France — 0.5%
BPCE SA Sub. Notes 4.88% due 04/01/2026*	200,000	208,034
Societe Generale SA Senior Notes 2.50% due 04/08/2021*	600,000	616,350

		824,384

Guernsey — 0.3%
Credit Suisse Group Funding Guernsey, Ltd Company Guar. Notes 3.45% due 04/16/2021*	500,000	509,102

Jersey — 0.5%
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	800,000	823,475

Luxembourg — 0.2%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	300,000	332,363

Netherlands — 0.7%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023	500,000	536,399
ING Bank NV Senior Notes 2.75% due 03/22/2021*	200,000	208,511
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	600,000	617,173

		1,362,083

United Kingdom — 1.7%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	125,000	159,707
Barclays PLC Senior Notes 4.38% due 01/12/2026	200,000	207,092

162

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Barclays PLC Sub. Notes 5.20% due 05/12/2026	$200,000	$210,587
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	375,000	393,720
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	400,000	411,498
Lloyds Bank PLC Company Guar. Notes 2.05% due 01/22/2019	450,000	451,744
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	461,000	492,919
Royal Bank of Scotland Group PLC Senior Notes 4.80% due 04/05/2026	600,000	620,869
Standard Chartered PLC Senior Notes 4.05% due 04/12/2026*	200,000	205,521

		3,153,657

Total Foreign Corporate Bonds & Notes (cost $9,659,501)		10,029,073

U.S. GOVERNMENT TREASURIES — 3.7%
United States — 3.7%
United States Treasury Notes
0.25% due 01/15/2025 TIPS(1)	3,196,297	3,261,555
0.63% due 01/15/2024 TIPS(1)	2,958,565	3,103,449
1.63% due 02/15/2026	330,000	334,890

Total U.S. Government Treasuries (cost $6,605,463)		6,699,894

MUNICIPAL BONDS & NOTES — 0.0%
United States — 0.0%
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.16% due 07/01/2019 (cost $55,000)	55,000	56,217

Security Description	Principal Amount	Value (Note 3)
EXCHANGE-TRADED FUNDS — 4.0%
United States — 4.0%
Energy Select Sector SPDR Fund ETF	$71,199	$4,798,812
Vanguard REIT ETF	27,355	2,528,970

Total Exchange-Traded Funds (cost $6,885,703)		7,327,782

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
United States — 0.6%
Bank of New York Mellon Corp. FRS 4.63% due 09/20/2026(2)	355,000	354,113
US Bancorp FRS 5.13% due 01/15/2021(2)	620,000	651,781

Total Preferred Securities/Capital Securities (cost $985,037)		1,005,894

OPTIONS - PURCHASED — 0.1%
Options - Purchased(3) (cost $474,220)	371	130,848

Total Long-Term Investment Securities (cost $65,543,367)		67,615,811

SHORT-TERM INVESTMENT SECURITIES — 59.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.46%(4) (cost $107,298,678)	107,298,678	107,298,678

TOTAL INVESTMENTS — (cost $172,842,045)(5)	96.3%	174,914,489
Other assets less liabilities	3.7	6,753,334

NET ASSETS —	100.0%	$181,667,823

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $7,044,931 representing 3.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ETF — Exchange Traded Funds

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

(1)	Principal amount of security is adjusted for inflation.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Options — Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	August 2016	$1,750	49	$58,986	$735	$(58,251)
S&P 500 Index	August 2016	1,775	11	15,882	220	(15,662)
S&P 500 Index	September 2016	1,750	118	152,769	11,800	(140,969)
S&P 500 Index	October 2016	1,775	71	124,370	28,400	(95,970)
S&P 500 Index	October 2016	1,825	27	27,103	14,580	(12,523)
S&P 500 Index	October 2016	1,850	73	65,987	45,990	(19,997)
S&P 500 Index	November 2016	1,850	22	29,123	29,123	—

				$474,220	$130,848	$(343,372)

(4)	The rate shown is the 7-day yield as of July 31, 2016.
(5)	See Note 4 for cost of investments on a tax basis.

163

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
13	Long	Australia 10 Year Bond	September 2016	$1,334,330	$1,356,875	$22,545
8	Long	Dax Index	September 2016	2,276,676	2,308,895	32,219
331	Long	Euro Stoxx 50	September 2016	10,521,848	11,038,835	516,987
110	Long	FTSE 100 Index	September 2016	9,095,451	9,719,614	624,163
67	Long	Mini MSCI EAFE Index	September 2016	2,911,140	2,953,025	41,885
560	Long	Nikkei 225 E-Mini Index	September 2016	9,037,818	9,116,088	78,270
599	Long	S&P 500 E-Mini Index	September 2016	63,032,410	64,937,590	1,905,180
23	Long	S&P/Toronto Stock Exchange 60 Index	September 2016	2,895,119	2,979,175	84,056
35	Long	SPI 200 Index	September 2016	3,475,845	3,669,894	194,049
32	Long	U.S Treasury Long Bonds	September 2016	5,358,846	5,582,000	223,154
8	Long	U.S Treasury Ultra Long Bonds	September 2016	1,532,635	1,524,250	(8,385)
130	Short	U.S. Treasury 10 Year Notes	September 2016	16,953,554	17,296,094	(342,540)
37	Long	U.S. Treasury 2 Year Notes	September 2016	8,061,914	8,103,000	41,086
12	Short	U.S. Treasury 5 Year Notes	September 2016	1,446,745	1,464,187	(17,442)

						$3,395,227

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	1,103,000	USD	1,456,192	8/26/2016	$—	$(4,109)
	IDR	17,910,000,000	USD	1,352,243	8/26/2016	—	(10,993)
	TWD	20,000,000	USD	613,215	8/26/2016	—	(16,417)
	USD	1,842,734	GBP	1,258,000	8/26/2016	—	(177,223)
	USD	1,298,265	IDR	17,910,000,000	8/26/2016	64,972	—
	USD	869,821	INR	59,200,000	8/26/2016	14,487	—

						79,459	(208,742)

BNP Paribas SA	EUR	1,202,548	JPY	145,095,000	8/26/2016	77,469	—
	EUR	1,208,000	USD	1,362,913	8/26/2016	11,137	—
	JPY	145,095,000	EUR	1,280,494	8/26/2016	9,754	—
	USD	7,021,180	AUD	9,273,000	8/26/2016	20,687	—
	USD	344,755	CHF	331,000	8/26/2016	—	(2,821)

						119,047	(2,821)

Canadian Imperial Bank of Commerce	NZD	489,000	USD	344,864	8/26/2016	—	(7,895)
	USD	343,054	CAD	437,000	8/26/2016	—	(8,300)

						—	(16,195)

Citibank N.A.	USD	1,513,720	AUD	2,001,000	8/26/2016	5,828	—
	USD	217,353	RUB	14,617,000	8/26/2016	2,792	—

						8,620	—

Goldman Sachs International	AUD	354,000	USD	261,197	8/26/2016	—	(7,629)
	NZD	1,369,000	AUD	1,284,698	8/26/2016	—	(11,986)
	USD	445,285	GBP	303,000	8/26/2016	—	(44,133)
	USD	966,462	JPY	103,146,000	8/26/2016	45,232	—

						45,232	(63,748)

HSBC Bank PLC	AUD	2,658,000	USD	1,915,280	8/26/2016	—	(103,191)
	INR	124,661,225	USD	1,823,572	8/26/2016	—	(38,572)
	NZD	5,303,000	USD	3,562,455	8/26/2016	—	(263,062)
	TWD	68,005,891	USD	2,095,068	8/26/2016	—	(45,867)
	USD	2,283,945	CAD	2,968,000	8/26/2016	—	(10,374)
	USD	2,401,091	CHF	2,367,000	8/26/2016	44,101	—
	USD	4,210,343	EUR	3,750,000	8/26/2016	—	(14,018)
	USD	3,929,335	GBP	2,677,000	8/26/2016	—	(385,161)

						44,101	(860,245)

164

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Skandinaviska Enskilda Bank	USD	1,185,699	SEK	9,790,000	8/26/2016	$—	$(40,314)

Standard Chartered Bank	USD	964,154	INR	65,461,225	8/26/2016	13,682	—

State Street Bank London	USD	8,349,846	JPY	921,671,000	8/26/2016	690,236	—

UBS AG London	USD	824,045	EUR	728,000	8/26/2016	—	(9,398)

Net Unrealized Appreciation/(Depreciation)						$1,000,377	$(1,201,463)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound Sterling
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
NZD	— New Zealand Dollar
RUB	— New Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan New Dollar
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$42,366,103	$—	$42,366,103
Foreign Corporate Bonds & Notes	—	10,029,073	—	10,029,073
U.S. Government Treasuries	—	6,699,894	—	6,699,894
Municipal Bonds & Notes	—	56,217	—	56,217
Exchange-Traded Funds	7,327,782	—	—	7,327,782
Preferred Securities/Capital Securities	—	1,005,894	—	1,005,894
Options-Purchased	130,848	—	—	130,848
Short-Term Investment Securities	107,298,678	—	—	107,298,678

Total Investments at Value	$114,757,308	$60,157,181	$—	$174,914,489

Other Financial Instruments:+
Futures Contracts	$3,763,594	$—	$—	$3,763,594
Forward Foreign Currency Contracts	—	1,000,377	—	1,000,377

Total Other Financial Instruments	$3,763,594	$1,000,377	$—	$4,763,971

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$368,367	$—	$—	$368,367
Forward Foreign Currency Contracts	—	1,201,463	—	1,201,463

Total Other Financial Instruments	$368,367	$1,201,463	$—	$1,569,830

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

165

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Registered Investment Companies	17.3%
United States Treasury Notes	7.4
Federal National Mtg. Assoc.	5.2
Medical-Drugs	4.5
Exchange-Traded Funds	3.2
Diversified Banking Institutions	2.9
Real Estate Investment Trusts	2.5
Banks-Commercial	2.4
Electric-Integrated	2.2
United States Treasury Bonds	2.1
Oil Companies-Integrated	1.9
Government National Mtg. Assoc.	1.9
Applications Software	1.8
Diversified Financial Services	1.7
E-Commerce/Products	1.7
Web Portals/ISP	1.5
Telephone-Integrated	1.5
Medical-Biomedical/Gene	1.3
Medical-HMO	1.3
Diversified Manufacturing Operations	1.1
Finance-Credit Card	1.1
Food-Misc./Diversified	1.1
Diagnostic Equipment	1.0
Insurance-Multi-line	1.0
Internet Content-Entertainment	1.0
Auto-Cars/Light Trucks	0.9
Aerospace/Defense	0.9
Cosmetics & Toiletries	0.9
Cable/Satellite TV	0.9
Retail-Building Products	0.8
Tobacco	0.8
Computers	0.8
Airlines	0.8
E-Commerce/Services	0.7
Oil Companies-Exploration & Production	0.7
Insurance-Life/Health	0.7
Banks-Fiduciary	0.7
Medical Instruments	0.7
Electronic Components-Semiconductors	0.7
Insurance Brokers	0.7
Semiconductor Components-Integrated Circuits	0.6
Insurance-Property/Casualty	0.6
Chemicals-Diversified	0.6
Medical Products	0.5
Auto/Truck Parts & Equipment-Original	0.5
Investment Management/Advisor Services	0.5
Food-Meat Products	0.5
Banks-Super Regional	0.5
Pipelines	0.4
Networking Products	0.4
Retail-Drug Store	0.4
Machinery-Electrical	0.4
Electronic Measurement Instruments	0.4
Retail-Auto Parts	0.4
Cellular Telecom	0.4
Finance-Investment Banker/Broker	0.4
Gas-Distribution	0.4
Sovereign	0.4
Retail-Discount	0.4
Advertising Agencies	0.3
Semiconductor Equipment	0.3
Transport-Rail	0.3

Chemicals-Specialty	0.3%
Medical-Wholesale Drug Distribution	0.3
Internet Application Software	0.3
Apparel Manufacturers	0.3
Multimedia	0.3
Finance-Other Services	0.3
Paper & Related Products	0.3
Medical-Hospitals	0.3
Retail-Apparel/Shoe	0.3
Beverages-Non-alcoholic	0.3
Cruise Lines	0.3
Gold Mining	0.2
Electronic Components-Misc.	0.2
Import/Export	0.2
Dialysis Centers	0.2
Real Estate Operations & Development	0.2
Retail-Restaurants	0.2
Hotels/Motels	0.2
Metal-Diversified	0.2
Beverages-Wine/Spirits	0.2
Insurance-Reinsurance	0.2
Brewery	0.2
Data Processing/Management	0.2
Commercial Services-Finance	0.2
Medical-Generic Drugs	0.2
Diversified Minerals	0.2
Casino Hotels	0.2
Computer Services	0.2
Federal Home Loan Mtg. Corp.	0.2
Retail-Major Department Stores	0.2
Options Purchased	0.2
Municipal Bonds & Notes	0.2
Building-Residential/Commercial	0.2
Oil Refining & Marketing	0.2
Food-Retail	0.2
Toys	0.2
Food-Catering	0.2
Electronic Security Devices	0.2
Audio/Video Products	0.2
Diversified Operations	0.2
Metal-Copper	0.2
Steel-Producers	0.2
Aerospace/Defense-Equipment	0.1
Machinery-General Industrial	0.1
Regional Authority	0.1
Transport-Services	0.1
Athletic Footwear	0.1
Transport-Marine	0.1
Pharmacy Services	0.1
Entertainment Software	0.1
Electric Products-Misc.	0.1
Electronic Connectors	0.1
Containers-Metal/Glass	0.1
Machine Tools & Related Products	0.1
Building Products-Cement	0.1
Computers-Memory Devices	0.1
Retail-Gardening Products	0.1
Oil-Field Services	0.1
Telecommunication Equipment	0.1
Coatings/Paint	0.1
Electronic Parts Distribution	0.1
Industrial Gases	0.1

166

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited) — (continued)

Industry Allocation* (continued)

Wireless Equipment	0.1%
Machinery-Pumps	0.1
Medical Labs & Testing Services	0.1
Building-Heavy Construction	0.1
Satellite Telecom	0.1
Consumer Products-Misc.	0.1
E-Marketing/Info	0.1
Building Societies	0.1
Rubber-Tires	0.1
Retail-Mail Order	0.1
X-Ray Equipment	0.1
Finance-Leasing Companies	0.1
Agricultural Operations	0.1
Internet Content-Information/News	0.1
Human Resources	0.1
Forestry	0.1
Enterprise Software/Service	0.1
Instruments-Controls	0.1
Instruments-Scientific	0.1
Auto-Heavy Duty Trucks	0.1
Independent Power Producers	0.1
Home Decoration Products	0.1

105.6%

*	Calculated as a percentage of net assets

167

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 58.0%
Advertising Agencies — 0.2%
WPP PLC	34,034	$764,818

Aerospace/Defense — 0.8%
Boeing Co.	9,673	1,292,893
General Dynamics Corp.	183	26,881
Meggitt PLC	45,779	265,428
Northrop Grumman Corp.	1,218	263,855
Raytheon Co.	426	59,440
Rockwell Collins, Inc.	2,452	207,488
Rolls-Royce Holdings PLC	32,860	343,995

		2,459,980

Aerospace/Defense-Equipment — 0.1%
Harris Corp.	3,234	280,129
United Technologies Corp.	1,741	187,419

		467,548

Agricultural Chemicals — 0.0%
Agrium, Inc.	123	11,163
CF Industries Holdings, Inc.	1,271	31,368
Monsanto Co.	1,006	107,411

		149,942

Agricultural Operations — 0.1%
Bunge, Ltd.	2,838	186,854

Airlines — 0.6%
Alaska Air Group, Inc.	2,724	183,107
American Airlines Group, Inc.	28,289	1,004,259
Delta Air Lines, Inc.	5,869	227,424
United Continental Holdings, Inc.†	6,055	283,919

		1,698,709

Apparel Manufacturers — 0.3%
Burberry Group PLC	16,594	289,890
Hanesbrands, Inc.	9,988	266,280
Moncler SpA	13,297	233,100
Ralph Lauren Corp.	225	22,070

		811,340

Appliances — 0.0%
Whirlpool Corp.	555	106,760

Applications Software — 1.7%
Intuit, Inc.	880	97,671
Microsoft Corp.	58,508	3,316,234
Red Hat, Inc.†	7,090	533,806
Salesforce.com, Inc.†	10,745	878,941
ServiceNow, Inc.†	3,783	283,422

		5,110,074

Athletic Footwear — 0.1%
NIKE, Inc., Class B	7,104	394,272

Audio/Video Products — 0.2%
Panasonic Corp.	29,400	291,306
Sony Corp.	5,700	183,343

		474,649

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	3,200	275,654
Ferrari NV	218	9,847
Honda Motor Co., Ltd.	19,100	531,902
Suzuki Motor Corp.	10,400	324,940
Tesla Motors, Inc.†	1,526	358,290

Security Description	Shares	Value (Note 3)
Auto-Cars/Light Trucks (continued)
Toyota Motor Corp.	8,300	$479,445

		1,980,078

Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.	4,400	204,616
Autoliv, Inc. SDR	2,105	222,751
Delphi Automotive PLC	2,174	147,441
GKN PLC	77,034	295,045
Johnson Controls, Inc.	12,600	578,592
Koito Manufacturing Co., Ltd.	2,100	105,375

		1,553,820

Banks-Commercial — 1.8%
Australia & New Zealand Banking Group, Ltd.	30,810	605,019
Commerzbank AG	13,225	87,176
Danske Bank A/S	11,297	306,979
DBS Group Holdings, Ltd.	38,000	436,772
DNB ASA	49,258	542,079
ING Groep NV	48,831	545,931
Intesa Sanpaolo SpA	147,565	325,006
M&T Bank Corp.	215	24,630
National Bank of Canada	11,800	404,073
Nordea Bank AB	45,146	402,289
Standard Chartered PLC	26,886	215,130
Sumitomo Mitsui Trust Holdings, Inc.	125,000	425,099
Svenska Handelsbanken AB, Class A	41,511	499,665
Swedbank AB, Class A	13,617	286,121
United Overseas Bank, Ltd.	18,900	256,568

		5,362,537

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	22,104	870,898
Northern Trust Corp.	2,058	139,100
State Street Corp.	12,314	810,015

		1,820,013

Banks-Super Regional — 0.4%
Fifth Third Bancorp	13,888	263,594
KeyCorp	24,825	290,452
US Bancorp	3,651	153,963
Wells Fargo & Co.	10,065	482,818

		1,190,827

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	5,085	221,859
Monster Beverage Corp.†	261	41,924
PepsiCo, Inc.	4,980	542,422

		806,205

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	731	120,345
Diageo PLC	18,141	518,828

		639,173

Brewery — 0.1%
Kirin Holdings Co., Ltd.	17,600	304,790
Molson Coors Brewing Co., Class B	1,509	154,159

		458,949

Building & Construction Products-Misc. — 0.0%
China National Building Material Co., Ltd.	14,000	6,424

168

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Building & Construction-Misc. — 0.0%
Multiplan Empreendimentos Imobiliarios SA	200	$3,896

Building Products-Cement — 0.1%
Anhui Conch Cement Co., Ltd., Class H	3,000	7,869
Martin Marietta Materials, Inc.	591	119,766
Vulcan Materials Co.	1,401	173,696

		301,331

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	166	8,263

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	3,157	147,748
Persimmon PLC	15,956	356,243
PulteGroup, Inc.	1,535	32,511

		536,502

Cable/Satellite TV — 0.6%
Charter Communications, Inc. Class A†	884	207,625
Comcast Corp., Class A	11,292	759,387
Liberty Global PLC, Class A†	7,175	227,519
Liberty Global PLC, Class C†	6,933	214,576
Sky PLC	34,029	414,554

		1,823,661

Casino Hotels — 0.2%
Las Vegas Sands Corp.	4,801	243,171
MGM Resorts International†	9,799	234,980
Wynn Macau, Ltd.	59,200	96,143

		574,294

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	11,950	137,783
T-Mobile US, Inc.†	1,678	77,759
Vodafone Group PLC ADR	30,874	954,007

		1,169,549

Chemicals-Diversified — 0.6%
Akzo Nobel NV	104	6,739
Asahi Kasei Corp.	43,000	329,933
BASF SE	4,357	342,245
Covestro AG*	5,113	238,829
Croda International PLC	266	11,705
Dow Chemical Co.	3,898	209,206
E.I. du Pont de Nemours & Co.	6,932	479,486
LyondellBasell Industries NV, Class A	695	52,306
PPG Industries, Inc.	572	59,894
Tosoh Corp.	10,000	51,747

		1,782,090

Chemicals-Plastics — 0.0%
PolyOne Corp.	133	4,664

Chemicals-Specialty — 0.3%
Ashland, Inc.	4,100	464,284
Ecolab, Inc.	318	37,645
Ingevity Corp.†	105	4,018
Umicore SA	7,340	424,585
Victrex PLC	823	16,098

		946,630

Security Description	Shares	Value (Note 3)
Coal — 0.0%
Adaro Energy Tbk PT	40,600	$3,224
Banpu PCL	12,300	5,544
China Coal Energy Co., Ltd.†	8,000	4,217
China Shenhua Energy Co., Ltd., Class H	2,500	4,776

		17,761

Coatings/Paint — 0.1%
RPM International, Inc.	2,246	121,868
Sherwin-Williams Co.	558	167,249

		289,117

Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	400	35,580
Equifax, Inc.	203	26,889
FleetCor Technologies, Inc.†	244	37,010
IHS Markit, Ltd.†	1,010	35,087
PayPal Holdings, Inc.†	8,741	325,515
S&P Global, Inc.	1,272	155,439

		615,520

Computer Services — 0.2%
Accenture PLC, Class A	1,420	160,190
Cognizant Technology Solutions Corp., Class A†	1,711	98,365
Infosys, Ltd. ADR	16,850	276,846
International Business Machines Corp.	239	38,388

		573,789

Computers — 0.6%
Apple, Inc.	16,281	1,696,643

Computers-Memory Devices — 0.1%
Seagate Technology PLC	1,167	37,379
Western Digital Corp.	5,452	259,025

		296,404

Consumer Products-Misc. — 0.1%
Samsonite International SA	81,600	231,388

Containers-Metal/Glass — 0.1%
Ball Corp.	4,383	309,747
Vidrala SA	110	6,813

		316,560

Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	331	16,894
Graphic Packaging Holding Co.	900	12,276
Intertape Polymer Group, Inc.	200	3,228
Orora, Ltd.	3,797	8,282
WestRock Co.	419	17,979

		58,659

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	1,391	103,532
Estee Lauder Cos., Inc., Class A	340	31,586
L’Oreal SA	2,975	566,261
Procter & Gamble Co.	8,922	763,634
Unilever PLC	25,811	1,207,028

		2,672,041

Cruise Lines — 0.3%
Carnival Corp.	572	26,724
Norwegian Cruise Line Holdings, Ltd.†	11,853	504,938

169

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Cruise Lines (continued)
Royal Caribbean Cruises, Ltd.	3,482	$252,236

		783,898

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	2,502	198,984
Fiserv, Inc.†	3,805	419,920

		618,904

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	217	13,897

Diagnostic Equipment — 1.0%
Abbott Laboratories	10,064	450,364
Danaher Corp.	18,199	1,482,126
Thermo Fisher Scientific, Inc.	7,382	1,172,557

		3,105,047

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	9,437	704,673

Diamonds/Precious Stones — 0.0%
Alrosa PAO	4,240	4,601
Petra Diamonds, Ltd.	16,031	25,406

		30,007

Diversified Banking Institutions — 2.0%
Bank of America Corp.	11,135	161,346
Barclays PLC ADR	13,900	114,536
BNP Paribas SA	11,836	586,934
Citigroup, Inc.	29,261	1,281,925
Credit Suisse Group AG	9,874	113,594
JPMorgan Chase & Co.	29,595	1,893,192
Lloyds Banking Group PLC	459,231	323,029
Morgan Stanley	47,141	1,354,361
Royal Bank of Scotland Group PLC†	52,418	133,473

		5,962,390

Diversified Manufacturing Operations — 1.0%
Eaton Corp PLC	464	29,422
General Electric Co.	51,103	1,591,348
Illinois Tool Works, Inc.	2,032	234,493
Pentair PLC	5,587	356,562
Siemens AG	5,788	628,462
Textron, Inc.	5,194	202,566

		3,042,853

Diversified Minerals — 0.2%
Anglo American PLC	3,406	37,436
BHP Billiton PLC	22,229	277,921
BHP Billiton, Ltd.	12,680	188,098
Iluka Resources, Ltd.	1,280	6,829
Lundin Mining Corp.†	2,412	10,086
Sumitomo Metal Mining Co., Ltd.	1,000	12,187
Teck Resources, Ltd., Class B	1,800	28,674

		561,231

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	38,500	450,582
Wharf Holdings, Ltd.	3,000	20,668

		471,250

Security Description	Shares	Value (Note 3)
E-Commerce/Products — 1.6%
Alibaba Group Holding, Ltd. ADR†	9,135	$753,455
Amazon.com, Inc.†	5,523	4,190,907

		4,944,362

E-Commerce/Services — 0.6%
Ctrip.com International, Ltd. ADR†	2,845	124,241
Priceline Group, Inc.†	1,342	1,812,787

		1,937,028

E-Marketing/Info — 0.1%
CyberAgent, Inc.	3,800	216,377

Electric Products-Misc. — 0.1%
Legrand SA	6,376	351,785

Electric-Integrated — 1.6%
AES Corp.	32,255	398,349
American Electric Power Co., Inc.	9,010	624,393
DTE Energy Co.	1,653	161,201
E.ON SE	15,639	167,711
Edison International	3,606	279,032
Engie SA	26,903	442,892
Exelon Corp.	26,832	1,000,297
FirstEnergy Corp.	9,220	321,962
PG&E Corp.	17,734	1,133,912
SSE PLC	12,564	252,078
WEC Energy Group, Inc.	84	5,452

		4,787,279

Electric-Transmission — 0.0%
Red Electrica Corp SA	208	4,765

Electronic Components-Misc. — 0.2%
Koninklijke Philips NV	17,402	464,401
Omron Corp.	7,900	266,340

		730,741

Electronic Components-Semiconductors — 0.7%
Broadcom, Ltd.	4,404	713,360
Intel Corp.	4,005	139,614
Microchip Technology, Inc.	2,778	154,568
Micron Technology, Inc.†	7,843	107,763
Samsung Electronics Co., Ltd.	256	351,724
Texas Instruments, Inc.	7,578	528,566

		1,995,595

Electronic Connectors — 0.1%
Amphenol Corp., Class A	867	51,604
TE Connectivity, Ltd.	4,946	298,145

		349,749

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	12,131	583,623
Fortive Corp.†	8,881	428,153
Keysight Technologies, Inc.†	4,913	143,656

		1,155,432

Electronic Security Devices — 0.2%
Allegion PLC	1,269	91,863
Tyco International PLC	8,723	397,507

		489,370

Energy-Alternate Sources — 0.0%
TPI Composites, Inc.†	31	454
Vestas Wind Systems A/S	43	3,001

		3,455

170

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Engineering/R&D Services — 0.0%
WorleyParsons, Ltd.	22,334	$125,259

Engines-Internal Combustion — 0.0%
Cummins, Inc.	772	94,778

Enterprise Software/Service — 0.1%
Oracle Corp.	2,092	85,856
Workday, Inc., Class A†	1,029	85,757

		171,613

Entertainment Software — 0.1%
Activision Blizzard, Inc.	2,352	94,456
Electronic Arts, Inc.†	3,540	270,173

		364,629

Finance-Consumer Loans — 0.0%
Synchrony Financial†	3,433	95,712

Finance-Credit Card — 1.0%
American Express Co.	602	38,805
Credit Saison Co., Ltd.	13,500	227,834
MasterCard, Inc., Class A	14,748	1,404,599
Visa, Inc., Class A	18,383	1,434,793

		3,106,031

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	7,357	209,086
Close Brothers Group PLC	3,861	64,384
E*TRADE Financial Corp.†	3,227	80,933
Macquarie Group, Ltd.	6,263	354,064
TD Ameritrade Holding Corp.	13,888	421,640

		1,130,107

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	45,800	188,075

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	1,074	40,458

Finance-Other Services — 0.3%
CME Group, Inc.	1,955	199,879
Intercontinental Exchange, Inc.	2,364	624,569

		824,448

Food-Catering — 0.2%
Compass Group PLC	26,801	509,346

Food-Confectionery — 0.0%
Hershey Co.	484	53,608

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	19,324	1,422,246

Food-Misc./Diversified — 1.1%
ConAgra Foods, Inc.	9,218	431,034
Danone SA	2,582	198,834
Ingredion, Inc.	1,863	248,226
Kraft Heinz Co.	2,640	228,070
Mondelez International, Inc., Class A	6,869	302,099
Nestle SA	20,344	1,630,962
Wilmar International, Ltd.	113,400	261,360

		3,300,585

Food-Retail — 0.2%
Kroger Co.	2,912	99,561

Security Description	Shares	Value (Note 3)
Food-Retail (continued)
Seven & i Holdings Co., Ltd.	10,000	$421,718

		521,279

Food-Wholesale/Distribution — 0.0%
Sysco Corp.	728	37,703

Forestry — 0.1%
West Fraser Timber Co., Ltd.	5,002	171,861

Gas-Distribution — 0.4%
Atmos Energy Corp.	936	74,683
CenterPoint Energy, Inc.	10,468	250,395
National Grid PLC	41,644	596,882
NiSource, Inc.	8,256	211,849

		1,133,809

Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	920	53,489
Barrick Gold Corp.	5,549	121,301
Centamin PLC	14,022	30,787
Cia de Minas Buenaventura SAA ADR†	3,040	44,536
Eldorado Gold Corp.	3,330	13,620
Franco-Nevada Corp. (NYSE)	528	40,672
Franco-Nevada Corp. (TSE)	1,061	81,806
Goldcorp, Inc.	3,317	59,308
Kinross Gold Corp.†	6,260	32,364
New Gold, Inc.†	810	4,206
Newmont Mining Corp.	1,898	83,512
OceanaGold Corp.	6,430	23,245
Osisko Gold Royalties, Ltd.	1,710	22,710
Randgold Resources, Ltd.	668	78,461
Yamana Gold, Inc.	2,300	13,133

		703,150

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	423	37,655

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	16,246	376,745
Marriott International, Inc., Class A	3,737	267,943

		644,688

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	4,500	173,102

Import/Export — 0.2%
Mitsubishi Corp.	16,000	278,885
Sumitomo Corp.	41,300	438,763

		717,648

Independent Power Producers — 0.1%
NRG Energy, Inc.	11,181	154,745

Industrial Gases — 0.1%
Air Liquide SA	37	3,946
Air Products & Chemicals, Inc.	1,302	194,545
Praxair, Inc.	505	58,852

		257,343

Instruments-Controls — 0.1%
Honeywell International, Inc.	910	105,860
Sensata Technologies Holding NV†	1,370	51,951
Watts Water Technologies, Inc., Class A	159	9,834

		167,645

171

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Instruments-Scientific — 0.1%
Hamamatsu Photonics KK	5,500	$164,404

Insurance Brokers — 0.4%
Aon PLC	195	20,879
Marsh & McLennan Cos., Inc.	13,192	867,374
Willis Towers Watson PLC	1,602	198,039

		1,086,292

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	59,600	369,120
Aviva PLC	73,001	377,854
Challenger, Ltd.	49,830	359,749
Prudential PLC	25,903	457,656
Sun Life Financial, Inc.	14,300	471,172

		2,035,551

Insurance-Multi-line — 1.0%
Allianz SE	2,641	378,824
AXA SA	31,796	648,039
Chubb, Ltd.	1,177	147,431
CNA Financial Corp.	3,002	95,554
Direct Line Insurance Group PLC	68,474	317,358
Hartford Financial Services Group, Inc.	6,290	250,656
Loews Corp.	4,090	169,040
MetLife, Inc.	13,150	562,031
Ping An Insurance Group Co. of China, Ltd.	49,000	228,629
Storebrand ASA†	55,091	208,750

		3,006,312

Insurance-Property/Casualty — 0.6%
QBE Insurance Group, Ltd.	10,744	89,569
RSA Insurance Group PLC	58,189	383,280
Tokio Marine Holdings, Inc.	14,700	582,036
XL Group, Ltd.	20,238	700,437

		1,755,322

Insurance-Reinsurance — 0.2%
Berkshire Hathaway, Inc., Class B†	1,314	189,571
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,044	340,951

		530,522

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	38,100	915,865

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	20,716	2,567,541
Netflix, Inc.†	3,894	355,328

		2,922,869

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	8,800	184,737

Internet Security — 0.0%
VeriSign, Inc.†	1,197	103,672

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	9,594	919,489
BlackRock, Inc.	1,165	426,681
GAM Holding AG	15,774	173,332
Legg Mason, Inc.	1,041	35,540
Och-Ziff Capital Management Group LLC, Class A	2,671	8,974

		1,564,016

Security Description	Shares	Value (Note 3)
Machine Tools & Related Products — 0.1%
Sandvik AB	1,017	$10,899
THK Co., Ltd.	15,100	303,672

		314,571

Machinery-Electrical — 0.4%
ABB, Ltd.	16,119	342,603
Mitsubishi Electric Corp.	61,000	727,863
SMC Corp.	700	186,500

		1,256,966

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	2,150	366,274
Wabtec Corp.	955	65,417

		431,691

Machinery-Pumps — 0.1%
Flowserve Corp.	5,093	243,700

Medical Instruments — 0.6%
Elekta AB, Series B	19,037	151,504
Intuitive Surgical, Inc.†	816	567,740
Medtronic PLC	12,384	1,085,210
St. Jude Medical, Inc.	158	13,120

		1,817,574

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	5,200	241,055

Medical Products — 0.5%
Becton Dickinson and Co.	5,044	887,744
Henry Schein, Inc.†	942	170,483
Sonova Holding AG	856	117,289
Stryker Corp.	4,357	506,632

		1,682,148

Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	4,841	622,553
Amgen, Inc.	1,278	219,854
Biogen, Inc.†	1,661	481,574
Celgene Corp.†	6,165	691,651
CSL, Ltd.	3,315	297,270
Gilead Sciences, Inc.	5,016	398,622
Incyte Corp.†	821	74,062
Regeneron Pharmaceuticals, Inc.†	293	124,560
Vertex Pharmaceuticals, Inc.†	4,812	466,764

		3,376,910

Medical-Drugs — 4.2%
AbbVie, Inc.	1,379	91,331
Allergan PLC†	4,037	1,021,159
Astellas Pharma, Inc.	48,000	809,840
Bayer AG	10,367	1,115,220
Bristol-Myers Squibb Co.	16,336	1,222,096
Eli Lilly & Co.	5,930	491,538
GlaxoSmithKline PLC ADR	6,605	297,687
Johnson & Johnson	5,435	680,625
Mallinckrodt PLC†	4,362	293,737
Merck & Co., Inc.	4,283	251,241
Novartis AG	13,759	1,139,958
Novo Nordisk A/S, Class B	5,040	287,165
Pfizer, Inc.	48,672	1,795,510
Roche Holding AG	4,153	1,060,532
Sanofi	8,953	762,220
Shire PLC ADR	4,186	812,586
Takeda Pharmaceutical Co., Ltd.	6,600	296,769

172

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Zoetis, Inc.	3,997	$201,729

		12,630,943

Medical-Generic Drugs — 0.1%
Mylan NV†	6,032	282,237

Medical-HMO — 1.2%
Aetna, Inc.	9,696	1,117,076
Anthem, Inc.	5,392	708,185
Centene Corp.†	1,147	80,921
Cigna Corp.	1,404	181,060
Humana, Inc.	2,300	396,865
UnitedHealth Group, Inc.	7,474	1,070,277

		3,554,384

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	6,378	491,935
Universal Health Services, Inc., Class B	323	41,838

		533,773

Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	1,411	117,960
McKesson Corp.	3,876	754,114

		872,074

Metal Processors & Fabrication — 0.0%
UACJ Corp.	1,000	2,480

Metal-Aluminum — 0.0%
Alcoa, Inc.	4,195	44,551

Metal-Copper — 0.1%
Antofagasta PLC	22,500	149,037
First Quantum Minerals, Ltd.	3,600	31,130
Freeport-McMoRan, Inc.	1,670	21,643
Southern Copper Corp.	1,312	34,099
Turquoise Hill Resources, Ltd.†	5,220	18,583

		254,492

Metal-Diversified — 0.2%
Glencore PLC	31,769	78,519
HudBay Minerals, Inc.	2,000	9,972
MMC Norilsk Nickel PJSC ADR	1,670	24,416
Rio Tinto PLC	3,045	99,196
Rio Tinto, Ltd.	4,930	185,679
South32, Ltd.†	174,603	243,485

		641,267

Metal-Iron — 0.0%
Vale SA ADR	8,030	46,172

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,771	146,641

Multimedia — 0.3%
Informa PLC	13,024	123,069
Time Warner, Inc.	1,363	104,474
Twenty-First Century Fox, Inc., Class A	2,524	67,239
Twenty-First Century Fox, Inc., Class B	4,890	132,177
Walt Disney Co.	4,571	438,588

		865,547

Networking Products — 0.4%
Cisco Systems, Inc.	36,796	1,123,382

Security Description	Shares	Value (Note 3)
Networking Products (continued)
Telefonaktiebolaget LM Ericsson, Class B	31,280	$233,220

		1,356,602

Non-Ferrous Metals — 0.0%
Grupo Mexico SAB de CV, Class B	12,707	30,659
Industrias Penoles SAB de CV	1,265	32,402
Korea Zinc Co., Ltd.	45	20,448
Mitsubishi Materials Corp.	4,000	10,663

		94,172

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	1,142	85,056

Oil Companies-Exploration & Production — 0.6%
Advantage Oil & Gas, Ltd.†	1,120	7,085
ARC Resources, Ltd.	750	13,195
Beach Energy, Ltd.	96,690	40,781
Cabot Oil & Gas Corp.	30	740
Canadian Natural Resources, Ltd.	1,010	30,532
Cimarex Energy Co.	685	82,214
Concho Resources, Inc.†	1,235	153,387
Continental Resources, Inc.†	1,407	61,978
Crew Energy, Inc.†	600	2,541
Diamondback Energy, Inc.†	141	12,378
EOG Resources, Inc.	1,399	114,298
EQT Corp.	3,952	287,943
Gulfport Energy Corp.†	765	22,254
Hess Corp.	1,109	59,498
Kelt Exploration Ltd†	1,950	6,661
Kosmos Energy, Ltd.†	2,040	11,322
Lundin Petroleum AB†	326	5,395
Matador Resources Co.†	630	13,287
NuVista Energy, Ltd.†	1,100	5,333
Occidental Petroleum Corp.	5,926	442,850
Ophir Energy PLC†	174	156
Painted Pony Petroleum, Ltd.†	1,000	6,610
Parsley Energy, Inc., Class A†	100	2,851
PDC Energy, Inc.†	127	6,956
Peyto Exploration & Development Corp.	400	11,366
Pioneer Natural Resources Co.	218	35,440
PrairieSky Royalty, Ltd.	1	19
Raging River Exploration, Inc.†	140	1,110
Seven Generations Energy, Ltd., Class A†	1,007	21,133
Southwestern Energy Co.†	13,017	189,788
Tourmaline Oil Corp.†	5,567	142,623
Woodside Petroleum, Ltd.	604	12,178

		1,803,902

Oil Companies-Integrated — 1.7%
Cenovus Energy, Inc.	420	6,012
Chevron Corp.	4,053	415,351
Exxon Mobil Corp.	17,869	1,589,448
Royal Dutch Shell PLC, Class A ADR	9,205	476,727
Royal Dutch Shell PLC, Class B	1,854	49,123
Royal Dutch Shell PLC, Class B ADR	16,047	869,908
Statoil ASA	17,871	281,288
Suncor Energy, Inc.	375	10,091
TOTAL SA	14,626	699,206
TOTAL SA ADR	18,397	884,896

		5,282,050

173

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	111	$6,042
Flotek Industries, Inc.†	286	4,061
FMC Technologies, Inc.†	1,847	46,877

		56,980

Oil Refining & Marketing — 0.2%
DCC PLC	4,894	436,871
Murphy USA, Inc.†	128	9,810
Valero Energy Corp.	1,596	83,439

		530,120

Oil-Field Services — 0.1%
Aker Solutions ASA†	2,284	9,532
Baker Hughes, Inc.	2,064	98,721
Frank’s International NV	300	3,696
Halliburton Co.	866	37,809
John Wood Group PLC	806	7,035
MRC Global, Inc.†	860	11,378
Oceaneering International, Inc.	252	7,026
RPC, Inc.†	580	8,404
SBM Offshore NV	1,129	15,084
Schlumberger, Ltd.	1,293	104,112
Tesco Corp.	300	1,983

		304,780

Paper & Related Products — 0.2%
International Paper Co.	9,144	418,886
Stora Enso Oyj, Class R	28,642	260,017

		678,903

Pipelines — 0.3%
Koninklijke Vopak NV	244	12,546
Spectra Energy Corp.	17,452	627,748
TransCanada Corp.	8,900	412,515

		1,052,809

Platinum — 0.0%
Impala Platinum Holdings, Ltd.†	4,488	19,722

Power Converter/Supply Equipment — 0.0%
Gamesa Corp. Tecnologica SA	144	3,050

Precious Metals — 0.0%
Tahoe Resources, Inc.	400	6,210

Real Estate Investment Trusts — 2.0%
Acadia Realty Trust	666	25,082
Alexandria Real Estate Equities, Inc.	270	30,321
American Campus Communities, Inc.	738	39,904
American Tower Corp.	8,260	956,260
AvalonBay Communities, Inc.	1,400	259,910
Boston Properties, Inc.	597	84,852
Brookfield Canada Office Properties	839	18,397
Camden Property Trust	474	42,466
Canadian Real Estate Investment Trust	263	10,082
CapitaLand Mall Trust	14,900	23,783
Charter Hall Retail REIT	3,266	11,938
Concentradora Fibra Danhos SA de CV	5,010	9,093
Corporate Office Properties Trust	480	14,381
Crown Castle International Corp.	1,057	102,561
DCT Industrial Trust, Inc.	670	33,647
Derwent London PLC	424	15,948
Douglas Emmett, Inc.	1,941	73,836
EastGroup Properties, Inc.	189	13,914

Security Description	Shares	Value (Note 3)
Real Estate Investment Trusts (continued)
Equinix, Inc.	340	$126,776
Equity Residential	1,364	92,738
Essex Property Trust, Inc.	349	81,624
Federal Realty Investment Trust	889	150,863
Gecina SA	185	27,984
General Growth Properties, Inc.	8,616	275,281
Great Portland Estates PLC	19,824	179,324
Healthcare Realty Trust, Inc.	913	33,014
Highwoods Properties, Inc.	498	27,749
Host Hotels & Resorts, Inc.	1,315	23,328
Iron Mountain, Inc.	1,568	64,617
Kilroy Realty Corp.	602	44,072
Kimco Realty Corp.	2,066	66,319
Klepierre	602	28,823
Macerich Co.	966	86,206
Mori Hills REIT Investment Corp	13	20,449
Nippon Accommodations Fund, Inc.	7	32,107
Nippon Prologis REIT, Inc.	7	17,473
Paramount Group, Inc.	945	16,660
Pebblebrook Hotel Trust	423	12,542
Post Properties, Inc.	11	699
Prologis, Inc.	2,226	121,295
PS Business Parks, Inc.	181	20,071
Public Storage	639	152,670
Regency Centers Corp.	1,090	92,574
RLJ Lodging Trust	600	14,244
Scentre Group	75,338	303,441
Shaftesbury PLC	2,462	30,433
Simon Property Group, Inc.	2,129	483,368
SL Green Realty Corp.	1,293	152,341
Stockland	3,330	12,754
Sunstone Hotel Investors, Inc.	1,960	26,068
Taubman Centers, Inc.	184	14,889
Terreno Realty Corp.	465	12,950
Unibail-Rodamco SE	1,349	371,239
Urban Edge Properties	1,389	41,545
VEREIT, Inc.	27,827	307,767
Vicinity Centres	12,004	31,564
Vornado Realty Trust	1,822	195,683
Weingarten Realty Investors	821	35,459
Weyerhaeuser Co.	13,599	444,959

		6,040,337

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	925	15,448
Mitsubishi Estate Co., Ltd.	1,000	18,905
PSP Swiss Property AG	306	30,862

		65,215

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	224	8,826
Cheung Kong Property Holdings, Ltd.	48,000	342,751
Hongkong Land Holdings, Ltd.	4,700	30,080
Hysan Development Co., Ltd.	3,000	13,804
Iguatemi Empresa de Shopping Centers SA	1,020	9,607
Inmobiliaria Colonial SA	1,984	15,691
Mitsui Fudosan Co., Ltd.	10,000	220,856
Sun Hung Kai Properties, Ltd.	1,000	14,307
UNITE Group PLC	1,507	12,635

		668,557

174

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.3%
Coach, Inc.	2,779	$119,803
L Brands, Inc.	1,475	109,003
Lojas Renner SA	23,008	193,436
Ross Stores, Inc.	6,341	392,064

		814,306

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	432	351,635
O’Reilly Automotive, Inc.†	1,619	470,530

		822,165

Retail-Automobile — 0.0%
CarMax, Inc.†	2,470	143,902

Retail-Building Products — 0.8%
Home Depot, Inc.	5,539	765,711
Kingfisher PLC	95,798	426,374
Lowe’s Cos., Inc.	14,231	1,170,927

		2,363,012

Retail-Discount — 0.4%
Costco Wholesale Corp.	1,760	294,307
Dollar General Corp.	3,330	315,484
Wal-Mart Stores, Inc.	7,002	510,936

		1,120,727

Retail-Drug Store — 0.4%
CVS Health Corp.	3,196	296,333
Walgreens Boots Alliance, Inc.	11,961	947,909

		1,244,242

Retail-Gardening Products — 0.1%
Tractor Supply Co.	3,330	305,194

Retail-Major Department Stores — 0.2%
Kering	1,258	238,955
Marks & Spencer Group PLC	38,439	162,435
TJX Cos., Inc.	1,866	152,489

		553,879

Retail-Restaurants — 0.2%
McDonald’s Corp.	1,289	151,651
Starbucks Corp.	7,420	430,731
Yum! Brands, Inc.	745	66,618

		649,000

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	511	14,650
Sumitomo Rubber Industries, Ltd.	13,700	196,568

		211,218

Satellite Telecom — 0.1%
Eutelsat Communications SA	11,669	231,957

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	3,003	191,681
NXP Semiconductors NV†	9,673	813,403
QUALCOMM, Inc.	4,338	271,472
Taiwan Semiconductor Manufacturing Co., Ltd.	127,000	686,261

		1,962,817

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	4,923	129,426
ASML Holding NV (Euronext Amsterdam)	3,464	383,170

Security Description	Shares	Value (Note 3)
Semiconductor Equipment (continued)
ASML Holding NV (NASDAQ)	1,006	$110,278
Lam Research Corp.	845	75,855
Tokyo Electron, Ltd.	4,000	353,957

		1,052,686

Shipbuilding — 0.0%
Sembcorp Industries, Ltd.	35,500	73,346

Silver Mining — 0.0%
Fresnillo PLC	2,786	71,199
Silver Wheaton Corp.	1,669	46,515

		117,714

Specified Purpose Acquisitions — 0.0%
Silver Run Acquisition Corp.†	695	8,653

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	300	11,202
Mueller Water Products, Inc., Class A	700	8,302
Tenaris SA	785	10,496
Tenaris SA ADR	1,200	32,064
Valmont Industries, Inc.	47	6,155

		68,219

Steel-Producers — 0.1%
Acerinox SA	605	8,086
ArcelorMittal†	4,233	27,207
BlueScope Steel, Ltd.	1,892	12,150
JFE Holdings, Inc.	300	3,988
Kobe Steel, Ltd.	5,000	4,410
Nippon Steel & Sumitomo Metal Corp.	1,300	24,844
Nucor Corp.	1,920	102,989
POSCO	113	22,849
Steel Dynamics, Inc.	300	8,046
thyssenkrupp AG	1,334	30,574
United States Steel Corp.	300	8,247
voestalpine AG	121	4,264
Worthington Industries, Inc.	160	7,090

		264,744

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	1,000	11,300
Sanyo Special Steel Co., Ltd.	1,000	5,410

		16,710

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	13,406	304,182

Telephone-Integrated — 1.2%
AT&T, Inc.	8,265	357,792
KT Corp.	8,488	240,587
Nippon Telegraph & Telephone Corp.	21,700	1,038,053
SoftBank Group Corp.	4,600	257,106
TDC A/S	64,698	340,529
Telecom Italia SpA RSP	259,820	180,823
Telefonica Deutschland Holding AG	91,703	374,213
Telefonica SA	33,393	327,339
Telstra Corp., Ltd.	29,327	128,596
Verizon Communications, Inc.	6,469	358,447

		3,603,485

Tobacco — 0.7%
Altria Group, Inc.	5,152	348,790
Philip Morris International, Inc.	16,807	1,685,070

		2,033,860

175

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	412	$50,140

Toys — 0.2%
Mattel, Inc.	15,356	512,583

Transport-Marine — 0.1%
AP Moeller - Maersk A/S, Series B	227	308,078
Nippon Yusen KK	46,000	82,952

		391,030

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	2,373	355,428
Central Japan Railway Co.	2,200	414,407
Kansas City Southern	1,336	128,403
Norfolk Southern Corp.	599	53,778
Union Pacific Corp.	235	21,867

		973,883

Transport-Services — 0.1%
C.H. Robinson Worldwide, Inc.	275	19,145
FedEx Corp.	2,753	445,711

		464,856

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,672	138,993

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	400	35,680

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	1,855	1,467,936
Alphabet, Inc., Class C†	2,966	2,280,231
Baidu, Inc. ADR†	1,919	306,272
NAVER Corp.	198	125,501
Yahoo Japan Corp.	88,700	395,536
Yahoo!, Inc.†	3,325	126,982

		4,702,458

Wireless Equipment — 0.1%
GN Store Nord A/S	13,430	253,722

X-Ray Equipment — 0.1%
Hologic, Inc.†	5,158	198,531

Total Common Stocks (cost $167,737,192)		176,014,442

ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	$100,000	100,311
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	185,000	185,994
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	200,000	204,447
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41% due 07/15/2022	135,000	138,965
BMW Vehicle Lease Trust Series 2016-1, Class A4 1.51% due 06/20/2019	10,000	10,051

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	$100,000	$100,807
CarMax Auto Owner Trust Series 2013-4, Class B 1.71% due 07/15/2019	25,000	25,158
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	10,110
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	100,000	100,012
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	246,038
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(1)	250,000	275,521
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(1)	50,000	55,662
CNH Equipment Trust Series 2014-C, Class A4 1.65% due 09/15/2021	137,000	137,835
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	25,203
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(1)	345,000	377,854
COMM Mtg. Trust Series 2014-UBS6, Class A5 3.64% due 12/10/2047(1)	100,000	109,291
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2055(1)	250,000	276,925
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	165,000	183,573
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(1)	245,000	259,539
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(1)	50,000	55,308
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% due 09/15/2019	200,000	200,660
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	30,212
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22% due 01/15/2022	185,000	188,574
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	25,000	25,072
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	275,000	291,230

176

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GC28, Class A5 3.40% due 02/10/2048(1)	$50,000	$54,074
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(1)	25,000	27,823
Honda Auto Receivables Owner Trust Series 2016-1, Class A4 1.38% due 04/18/2022	10,000	10,058
Hyundai Auto Receivables Trust Series 2014-A, Class A4 1.32% due 08/15/2019	31,000	31,086
John Deere Owner Trust Series 2016-B, Class A3 1.25% due 06/15/2020	80,000	79,994
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	15,089
JPMBB Commercial Mtg. Securities Trust Series 2015-C30, Class A5 3.82% due 07/15/2048(1)	50,000	55,647
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(1)	50,000	53,466
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A4 1.69% due 11/15/2021	55,000	55,121
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	100,516
Morgan Stanley BAML Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(1)	250,000	275,715
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(1)	115,000	127,343
Nissan Auto Receivables Owner Trust Series 2016-A, Class A4 1.59% due 07/15/2022	25,000	25,175
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(2)	165,000	164,763
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(2)	90,353	91,402
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(2)	101,479	102,736
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4 1.47% due 09/15/2021	20,000	20,113
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(1)	120,000	126,774
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(1)	25,000	28,149

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
World Financial Network Credit Card Master Trust Series 2013-A, Class A 1.61% due 12/15/2021	$200,000	$200,805
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	90,000	91,353

Total Asset Backed Securities (cost $5,261,790)		5,351,554

CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
Forest City Realty Trust, Inc. Senior Notes 4.25% due 08/15/2018 (cost $6,834)	6,000	7,121

U.S. CORPORATE BONDS & NOTES — 6.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	185,991
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	42,616
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	75,000	80,269

		308,876

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	233,503
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	75,000	90,912

		324,415

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 2.00% due 04/27/2018	130,000	130,851

Airlines — 0.2%
American Airlines Pass -Through Trust Pass Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	146,143	153,815
American Airlines, Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	130,000	136,433
United Airlines, Pass Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	190,000	197,600

		487,848

Apparel Manufacturers — 0.0%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	85,000	86,532

177

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	$150,000	$170,672

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	75,000	82,687
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	425,000	429,783
General Motors Co. Senior Notes 4.00% due 04/01/2025	100,000	103,258
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,856
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	332,203

		998,787

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	160,627

Banks-Commercial — 0.2%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	250,931
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	255,150
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	250,733

		756,814

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	40,173
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	253,954

		294,127

Banks-Super Regional — 0.1%
PNC Funding Corp. Company Guar. Notes 3.30% due 03/08/2022	45,000	48,144
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	25,456
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	125,000	128,241

		201,841

Security Description	Principal Amount	Value (Note 3)
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	$125,000	$134,211
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	28,978

		163,189

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,734

Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/15/2046*	175,000	176,598
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	50,000	50,624

		227,222

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	150,000	162,861
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	150,000	165,624
Time Warner Cable, Inc. Senior Sec. Notes 4.00% due 09/01/2021	175,000	186,911
Time Warner Cable, Inc. Senior Sec. Notes 7.30% due 07/01/2038	200,000	261,042

		776,438

Computers — 0.2%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	250,102
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	283,477

		533,579

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	9,000	10,136

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	72,223

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	153,809

178

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	$150,000	$156,599
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	175,000	189,971
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	50,000	53,698
Citigroup, Inc. Senior Notes 2.15% due 07/30/2018	125,000	126,456
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	251,083
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	188,196
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	325,000	328,296
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	131,929
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	150,000	151,119
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	175,000	179,809
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	206,439
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	26,942
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	305,981
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	27,040

		2,477,367

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	154,713
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	107,272
General Electric Co. Senior Notes 4.13% due 10/09/2042	100,000	113,165

		375,150

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	54,013

Security Description	Principal Amount	Value (Note 3)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	$50,000	$56,148

		110,161

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	205,000	218,356
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	150,000	157,323

		375,679

Electric-Integrated — 0.6%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	170,000	181,020
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	201,736
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	257,906
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	50,000	53,633
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	329,896
Southern Co. Senior Notes 1.55% due 07/01/2018	155,000	156,001
Southern Co. Senior Notes 4.40% due 07/01/2046	230,000	254,809
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	439,263

		1,874,264

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	79,897

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	266,278

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 3.75% due 03/04/2025	100,000	102,281
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	103,413

		205,694

Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	30,470

179

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	$45,000	$47,033

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	125,000	150,596

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 09/10/2019	50,000	51,061
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	116,066

		167,127

Insurance-Life/Health — 0.0%
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	25,000	25,641
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	56,472

		82,113

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	123,044

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	88,792

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	100,000	104,356

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	124,485

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	183,505

Medical-Biomedical/Gene — 0.2%
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	50,000	53,674
Celgene Corp. Senior Notes 2.30% due 08/15/2018	295,000	300,723
Celgene Corp. Senior Notes 3.55% due 08/15/2022	70,000	74,727
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	75,943

Security Description	Principal Amount	Value (Note 3)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	$50,000	$53,315

		558,382

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	66,264
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	25,000	26,511
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	53,917
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	45,000	45,604
Teva Pharmaceutical Finance LLC Company Guar. Notes 6.15% due 02/01/2036	35,000	45,143

		237,439

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.40% due 06/15/2021	125,000	127,418
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	51,421
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	28,278
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	104,313

		311,430

Medical-Hospitals — 0.1%
Ascension Health Senior Notes 3.95% due 11/15/2046	170,000	192,023
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	109,334

		301,357

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 6.00% due 03/01/2041	50,000	64,597

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	185,000	171,337

Oil Companies-Exploration & Production — 0.0%
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	15,000	15,675

180

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	$50,000	$52,578

		68,253

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	178,880

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	52,817
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	290,000	322,658

		375,475

Pipelines — 0.1%
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	80,000	77,761
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	80,000	84,289
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	220,000	223,375
Kinder Morgan Energy Partners LP Company Guar. Notes 5.95% due 02/15/2018	5,000	5,279
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	15,000	15,542
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	25,000	25,100
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.50% due 05/01/2018	15,000	16,014

		447,360

Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	5,000	5,250

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	47,036
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	119,161
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	36,782
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	157,991

Security Description	Principal Amount	Value (Note 3)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	$350,000	$388,155
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	135,000	139,597
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	35,981
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	286,961
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,339
Kimco Realty Corp. Senior Notes 6.88% due 10/01/2019	150,000	172,589

		1,400,592

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	327,060
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	52,130
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	30,000	32,123

		411,313

Retail-Drug Store — 0.0%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	50,000	54,254

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	121,819
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	77,975

		199,794

Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	45,540

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	153,198

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	150,000	155,553
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	50,000	51,880

181

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	$385,000	$432,135
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	225,000	263,769

		903,337

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 2.30% due 06/12/2018	275,000	279,874

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	50,241

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.60% due 06/01/2044	50,000	54,503

Total U.S. Corporate Bonds & Notes (cost $18,274,595)		18,854,328

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	106,962

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	51,945

Banks-Commercial — 0.4%
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	386,620
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	416,068
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	250,628
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	25,194

		1,078,510

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	210,000	211,726

Diversified Banking Institutions — 0.1%
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	207,641
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	200,000	205,869

		413,510

Security Description	Principal Amount	Value (Note 3)
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 2.05% due 09/30/2018	$20,000	$20,334

E-Commerce/Products — 0.1%
JD.com, Inc. Senior Notes 3.88% due 04/29/2026	270,000	263,940

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	74,000	77,471

Insurance Brokers — 0.2%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	37,463
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	385,193
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	26,211

		448,867

Medical-Drugs — 0.2%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	310,000	311,852
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	100,000	102,192
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	97,000	80,752

		494,796

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	85,000	91,510
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	215,230

		306,740

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	31,167

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	145,000	149,166
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	201,387

		350,553

182

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.2%
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	$50,000	$46,335
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	70,000	63,342
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	50,000	54,862
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	200,850
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	263,606
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	43,374

		672,369

Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	17,206

Total Foreign Corporate Bonds & Notes (cost $4,437,787)		4,546,096

U.S. GOVERNMENT AGENCIES — 7.3%
Federal Home Loan Mtg. Corp. — 0.2%
3.50% due 03/01/2046	184,247	197,054
3.50% due 05/01/2046	69,573	73,862
4.00% due 09/01/2045	21,443	22,950
Federal Home Loan Mtg. Corp. Multifamily Mtg. Pass-Through Certs. VRS Series 2016-K52, Class B 3.92% due 01/25/2049*(1)	20,000	19,791
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2016-DNA3, Class M2 2.49% due 12/25/2028(2)	250,000	252,502

		566,159

Federal National Mtg. Assoc. — 5.2%
2.50% due August 15 TBA	1,350,000	1,398,252
2.50% due 05/01/2043	202,086	205,230
3.00% due 01/01/2031	28,281	29,693
3.00% due 02/01/2031	14,189	14,896
3.00% due 04/01/2031	49,291	51,754
3.00% due August 15 TBA	575,000	603,301
3.00% due 05/01/2043	31,826	33,285
3.00% due 08/01/2043	36,610	38,209
3.00% due September 30 TBA	2,515,000	2,611,670
3.50% due 03/01/2026	79,148	83,880
3.50% due 06/01/2027	22,319	23,650
3.50% due 11/01/2042	31,796	33,699
3.50% due 01/01/2044	30,604	32,642
3.50% due 11/01/2045	799,182	844,618
3.50% due 12/01/2045	56,082	59,225
3.50% due 02/01/2046	575,000	607,228
3.50% due 03/01/2046	1,121,353	1,184,205
3.50% due 05/01/2046	93,823	99,537

Security Description	Principal Amount	Value (Note 3)
Federal National Mtg. Assoc. (continued)
3.50% due August 30 TBA	$1,505,000	$1,589,539
4.00% due 12/01/2040	27,398	29,486
4.00% due August 30 TBA	3,725,000	3,993,462
4.50% due 01/01/2044	364,930	397,545
4.50% due 06/01/2044	29,674	32,448
4.50% due August 30 TBA	785,000	856,009
5.00% due 10/01/2033	31,033	34,514
5.00% due 05/01/2040	197,390	219,442
5.00% due August 30 TBA	305,000	337,597
5.50% due 10/01/2035	31,036	35,151
5.50% due 05/01/2036	105,544	119,114
6.00% due 09/01/2037	150,123	171,944
Federal National Mtg. Assoc. Connecticut Avenue Securities Series 2016-C04, Class 1M1 1.94% due 01/25/2029 FRS(2)	85,000	85,277
Series 2016-C03, Class 1M1 2.49% due 10/25/2028 FRS(2)	49,344	50,018

		15,906,520

Government National Mtg. Assoc. — 1.9%
2.50% due 06/20/2045	477,856	490,435
3.00% due August 30 TBA	1,210,000	1,270,878
3.50% due 05/20/2043	28,079	29,959
3.50% due 10/20/2044	21,186	22,720
3.50% due 05/20/2045	22,739	24,396
3.50% due 02/20/2046	123,138	131,967
3.50% due 05/20/2046	134,011	142,620
3.50% due 06/20/2046	1,057,382	1,125,311
3.50% due August 30 TBA	705,000	749,283
4.00% due 09/20/2040	26,186	28,131
4.00% due 09/20/2045	182,536	194,968
4.00% due 10/20/2045	180,558	192,855
4.00% due 11/20/2045	73,769	78,793
4.00% due 12/20/2045	458,989	490,248
4.00% due 05/20/2046	222,489	237,820
4.50% due 04/20/2041	30,164	32,772
4.50% due 09/15/2045	144,683	159,503
4.50% due August 30 TBA	260,000	278,360
5.00% due 08/20/2042	156,937	172,397

		5,853,416

Total U.S. Government Agencies (cost $22,256,144)		22,326,095

U.S. GOVERNMENT TREASURIES — 9.5%
United States Treasury Bonds — 2.1%
2.50% due 02/15/2045	115,000	122,529
2.50% due 02/15/2046	1,545,000	1,647,778
2.50% due 05/15/2046	690,000	737,518
2.75% due 11/15/2042	425,000	477,660
3.00% due 11/15/2045	100,000	117,707
3.13% due 11/15/2041	310,000	373,235
3.13% due 02/15/2043	320,000	385,175
3.50% due 02/15/2039	195,000	249,775
4.50% due 05/15/2038	1,160,000	1,703,795
4.75% due 02/15/2037	50,000	75,176
5.38% due 02/15/2031	360,000	536,808

		6,427,156

United States Treasury Notes — 7.4%
0.63% due 04/30/2018	155,000	154,891
0.75% due 07/15/2019	355,000	354,903
0.88% due 06/15/2019	210,000	210,664

183

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.00% due 09/15/2018(3)	$4,545,000	$4,575,183
1.00% due 03/15/2019	625,000	629,419
1.13% due 02/28/2021	1,625,000	1,634,331
1.13% due 06/30/2021	4,045,000	4,062,224
1.38% due 04/30/2020	1,395,000	1,419,576
1.38% due 04/30/2021	2,440,000	2,479,460
1.38% due 05/31/2021	755,000	767,504
1.38% due 06/30/2023	1,215,000	1,220,980
1.50% due 05/31/2019(3)	760,000	775,972
1.50% due 05/31/2020	780,000	797,307
1.63% due 11/15/2022	435,000	445,484
1.75% due 09/30/2019	805,000	828,616
1.75% due 12/31/2020	1,480,000	1,528,331
2.00% due 02/15/2022	270,000	282,772
2.13% due 08/15/2021	180,000	189,408

		22,357,025

Total U.S. Government Treasuries (cost $28,311,509)		28,784,181

MUNICIPAL BONDS & NOTES — 0.2%
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	51,069
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	75,000	97,289
New York State Dormitory Authority Revenue Bonds 3.88% due 07/01/2046	200,000	208,854
South Carolina Public Service Authority Revenue Bonds 2.39% due 12/01/2023	145,000	148,351
State of California General Obligation Bonds 7.63% due 03/01/2040	20,000	32,736

Total Municipal Bonds & Notes (cost $517,164)		538,299

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Regional Authority — 0.1%
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	163,516
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	175,000	175,640
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	26,844
Province of Quebec, Canada Notes 3.50% due 07/29/2020	100,000	108,408

		474,408

Sovereign — 0.4%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	218,000

Security Description	Shares/ Principal Amount	Value (Note 3)
Sovereign (continued)
Republic of Iceland Notes 5.88% due 05/11/2022	$100,000	$117,313
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	219,570
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	115,696
Republic of Slovenia Senior Notes 5.85% due 05/10/2023*	200,000	234,000
United Mexican States Senior Notes 4.13% due 01/21/2026	200,000	217,200

		1,121,779

Total Foreign Government Obligations (cost $1,554,880)		1,596,187

EXCHANGE-TRADED FUNDS — 3.2%
T. Rowe Price Institutional High Yield Fund (cost $9,261,828)	1,107,759	9,604,272

OPTIONS - PURCHASED — 0.2%
Put Options-Purchased(6) (cost $868,045)	895	545,950

Total Long-Term Investment Securities (cost $258,487,768)		268,168,525

SHORT-TERM INVESTMENT SECURITIES — 17.3%
Registered Investment Companies — 17.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(4) (cost $52,564,313)	52,564,313	52,564,313

TOTAL INVESTMENTS (cost $311,052,081)(5)	105.6%	320,732,838
Liabilities in excess of other assets	(5.6)	(17,131,042)

NET ASSETS	100.0%	$303,601,796

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $3,425,441 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	The rate shown is the 7-day yield as of July 31, 2016.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Purchased Options:

184

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	September 2016	$2,000	895	$868,045	$545,950	$(322,095)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
224	Long	Mini MSCI EAFE Index	September 2016	$18,653,510	$18,818,240	$164,730
551	Long	S&P 500 E-Mini Index	September 2016	59,604,120	59,733,910	129,790
26	Short	U.S. Treasury 10 Year Note	September 2016	3,456,334	3,459,219	(2,885)
47	Short	U.S. Treasury 2 Year Note	September 2016	10,290,721	10,293,000	(2,279)
63	Short	U.S. Treasury 5 Year Note	September 2016	7,683,437	7,686,984	(3,547)
8	Short	U.S. Treasury Long Bond	September 2016	1,391,237	1,395,500	(4,263)
13	Short	U.S. Treasury Ultra Long Bond	September 2016	2,463,885	2,476,906	(13,021)

						$268,525

ADR — American Depository Receipt

Euronext Amsterdam — Euronext Stock Exchange Amsterdam

NYSE — New York Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depository Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TSE — Toronto Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$176,014,442	$—	$—	$176,014,442
Asset Backed Securities	—	5,351,554	—	5,351,554
Convertible Bonds & Notes	—	7,121	—	7,121
U.S. Corporate Bonds & Notes	—	18,854,328	—	18,854,328
Foreign Corporate Bonds & Notes	—	4,546,096	—	4,546,096
U.S. Government Agencies	—	22,326,095	—	22,326,095
U.S. Government Treasuries	—	28,784,181	—	28,784,181
Municipal Bonds & Notes	—	538,299	—	538,299
Foreign Government Obligations	—	1,596,187	—	1,596,187
Exchange-Traded Funds	9,604,272	—	—	9,604,272
Options - Purchased	545,950	—	—	545,950
Short-Term Investment Securities	52,564,313	—	—	52,564,313

Total Investments at Value	$238,700,879	$82,031,959	$—	$320,732,838

Other Financial Instruments:+
Futures Contracts	$294,520	$—	$—	$294,520

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$25,995	$—	$—	$25,995

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

185

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $47,241,171 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Financial Statements

186

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Repurchase Agreements	61.6%
Federal National Mtg. Assoc.	12.7
United States Treasury Notes	11.2
Diversified Financial Services	3.1
United States Treasury Bonds	2.3
U.S. Government Treasuries	2.2
Banks-Commercial	2.2
Diversified Banking Institutions	1.8
Sovereign	1.6
Auto-Cars/Light Trucks	1.1
Electric-Integrated	1.0
Real Estate Investment Trusts	0.7
Airlines	0.7
Federal Home Loan Mtg. Corp.	0.6
Government National Mtg. Assoc.	0.6
Options Purchased	0.6
Insurance-Life/Health	0.5
Telephone-Integrated	0.4
Oil Companies-Integrated	0.4
Insurance-Mutual	0.3
Enterprise Software/Service	0.3
Finance-Consumer Loans	0.3
Medical Instruments	0.2
Banks-Super Regional	0.2
Retail-Drug Store	0.2
Building Societies	0.2
Insurance-Multi-line	0.2
Computers	0.2
Retail-Restaurants	0.2
Tobacco	0.1
Special Purpose Entities	0.1
Data Processing/Management	0.1
Cable/Satellite TV	0.1
Transport-Rail	0.1
Commercial Services-Finance	0.1
Oil Companies-Exploration & Production	0.1
Pipelines	0.1
Food-Misc./Diversified	0.1
Finance-Other Services	0.1
Non-Hazardous Waste Disposal	0.1
Transport-Marine	0.1
Banks-Fiduciary	0.1
Medical-Drugs	0.1
Finance-Credit Card	0.1
Medical-HMO	0.1

109.2%

Credit Quality#†

Aaa	63.7%
Aa	5.3
A	9.1
Baa	12.6
Ba	4.4
Not Rated@	4.9

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

187

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Principal Amount**		Value (Note 3)
ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
ALBA PLC FRS Series 2015-1, Class A 1.75% due 04/24/2049(1)	GBP	587,467	$763,511
Ares Enhanced Loan Investment Strategy IR, Ltd. FRS Series 2013-IRAR, Class A1BR 2.46% due 07/23/2025*(2)(9)(10)		1,700,000	1,700,000
Auburn Securities 4 PLC FRS Series 4, Class A2 0.91% due 10/01/2041(1)	GBP	539,234	684,602
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2012-4A, Class A 2.09% due 01/20/2025*(2)		1,000,000	998,497
Citigroup Mortgage Loan Trust FRS Series 2007-AMC1, Class A1 0.65% due 12/25/2036*		2,006,048	1,309,347
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 1.98% due 07/17/2033*		998,263	1,002,311
Eurosail PLC FRS Series 2006-4X, Class A3C 0.74% due 12/10/2044(1)	GBP	438,862	548,750
Eurosail PLC FRS Series 2007-3A, Class A2B 0.87% due 06/13/2045*(1)(9)	GBP	345,400	454,655
Eurosail PLC FRS Series 2007-3X, Class A3C 1.52% due 06/13/2045(1)	GBP	992,479	1,187,295
Eurosail PLC FRS Series 2007-3A, Class A3C 1.52% due 06/13/2045*(1)(9)	GBP	839,790	1,004,634
Eurosail PLC FRS Series 2007-3X, Class A3A 1.52% due 06/13/2045(1)	GBP	744,458	890,590
Eurosail PLC FRS Series 2007-3X, Class A2A 0.87% due 06/13/2045(1)	GBP	244,576	321,939
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*(9)		2,100,000	2,118,160
Fortress Credit Investments IV, Ltd. CLO FRS Series 2015-4A, Class A 1.93% due 07/17/2023*(2)		731,550	728,707
Gemgarto PLC FRS Series 2015-1, Class A 1.54% due 02/16/2047(1)	GBP	287,976	376,504
JPMorgan Commercial Mtg. Backed Trust VRS Series 2010-RR1, Class JPA 5.74% due 06/18/2049*(3)(9)		300,000	301,866
KVK CLO, Ltd. FRS Series 2012-2A, Class A 2.08% due 02/10/2025*(2)		1,600,000	1,597,877
Madison Park Funding X, Ltd. FRS Series 2012-10A, Class A1A 2.07% due 01/20/2025*(2)		1,300,000	1,298,804

Security Description	Principal Amount**		Value (Note 3)
Diversified Financial Services (continued)
Mariner CLO LLC FRS Series 2016-3A, Class A 2.22% due 07/23/2026*(2)(9)		$900,000	$897,561
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.79% due 08/12/2045*(3)		1,128,480	1,145,314
MortgageIT Trust FRS Series 2005-2, Class 1A1 0.75% due 05/25/2035(1)		211,737	206,706
Ocean Trails CLO II FRS Series 2007-2A, Class A1V2 0.90% due 06/27/2022*(2)		1,415,231	1,395,258
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 2.06% due 11/20/2023*(2)(9)		700,000	701,352
Progress Residential Trust FRS Series 2016-SFR1, Class A 1.98% due 09/17/2033*(9)		1,000,000	1,002,417
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.83% due 03/15/2024		26,449	26,260
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 1.94% due 02/17/2032*(9)		1,800,000	1,800,000
Thrones PLC FRS Series 2013-1, Class A 2.09% due 07/20/2044(1)	GBP	836,706	1,096,248
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 0.76% due 12/25/2045(1)		851,513	781,442

Total Asset Backed Securities (cost $26,688,522)			26,340,607

U.S. CORPORATE BONDS & NOTES — 8.9%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 3.60% due 03/01/2035		13,000	13,559

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		300,000	317,037

Airlines — 0.1%
American Airlines, Class A Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027		425,244	450,759
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019		20,000	20,737

			471,496

Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.70% due 02/12/2025		200,000	208,073

188

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 1.1%
Daimler Finance North America LLC FRS Company Guar. Notes 1.11% due 03/02/2018*	$390,000	$388,192
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	200,000	204,390
Ford Motor Credit Co. LLC FRS Senior Notes 1.18% due 09/08/2017	300,000	299,452
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	1,040,000	1,112,617
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	1,130,000	1,242,549
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	146,000	148,752
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020	1,070,000	1,108,718
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	1,900,000	1,940,742
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	400,000	410,401
Volkswagen Group of America Finance LLC FRS Senior Notes 1.12% due 05/22/2018*	300,000	297,549
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*	2,200,000	2,216,225

		9,369,587

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	800,000	813,320
HSBC USA, Inc. FRS Senior Notes 1.24% due 11/13/2019	200,000	197,572
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	152,084
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	896,695
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	255,297
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	12,127
Santander Holdings USA, Inc. Senior Notes 2.70% due 05/24/2019	1,500,000	1,510,614

		3,837,709

Security Description	Principal Amount**	Value (Note 3)
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.45% due 11/27/2020	$110,000	$113,704
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	40,000	41,573
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	200,000	212,466

		367,743

Banks-Super Regional — 0.2%
Bank of America NA FRS Senior Notes 1.05% due 05/08/2017	250,000	250,220
Bank of America NA FRS Senior Notes 1.13% due 06/05/2017	740,000	740,766
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	745,315
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	113,276
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	51,635

		1,901,212

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,846

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	63,951
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	21,210

		85,161

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,625

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	550,000	579,037
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	450,000	488,583
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	22,964

		1,090,584

189

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.0%
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	$200,000	$201,000

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	29,603
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	29,960

		59,563

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	827,793
S&P Global, Inc. 4.40% due 02/15/2026	50,000	56,210
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	103,515

		987,518

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	42,405

Computers — 0.2%
Apple, Inc. FRS Senior Notes 0.93% due 05/06/2019	200,000	200,578
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	108,813
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,253,394

		1,562,785

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	990,000	1,099,637

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.15% due 12/14/2018	50,000	50,767
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	31,444

		82,211

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	20,000	24,107

Diversified Banking Institutions — 1.2%
Bank of America Corp. FRS Senior Notes 1.27% due 08/25/2017	110,000	110,114

Security Description	Principal Amount**	Value (Note 3)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	$1,000,000	$1,022,181
Citigroup, Inc. FRS Senior Notes 1.54% due 12/07/2018	1,340,000	1,343,685
Citigroup, Inc. FRS Senior Notes 1.92% due 08/02/2021	1,300,000	1,305,032
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,101,386
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,639,315
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	797,289
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	30,000	31,663
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,300,000	1,395,494
JPMorgan Chase & Co Senior Notes 3.90% due 07/15/2025	85,000	92,342
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	64,694

		9,903,195

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	30,000	32,408

Electric-Integrated — 1.0%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	590,132
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026*	1,600,000	1,692,123
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,830,868
Duke Energy Corp. FRS Senior Notes 1.03% due 04/03/2017	100,000	99,999
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	109,019
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045	1,060,000	1,274,088
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.88% due 03/06/2017	100,000	99,871
Entergy Corp. Senior Notes 4.00% due 07/15/2022	40,000	43,385
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,965,411

190

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	$50,000	$55,148
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.59% due 06/01/2017	30,000	30,096
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	30,000	32,843
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	800,000	826,052

		8,649,035

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.10% due 07/29/2022	20,000	21,540
Intel Corp. Senior Notes 3.70% due 07/29/2025	40,000	44,709

		66,249

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	12,745

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	600,000	605,948
Oracle Corp. Senior Notes 2.65% due 07/15/2026	800,000	803,877
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	727,416

		2,137,241

Finance-Consumer Loans — 0.3%
Synchrony Financial Senior Notes 2.60% due 01/15/2019	1,090,000	1,104,012
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	12,154
Synchrony Financial FRS Senior Note 4.50% due 07/23/2025	860,000	919,531

		2,035,697

Finance-Credit Card — 0.1%
American Express Credit Corp. FRS Senior Notes 1.12% due 08/15/2019	300,000	297,700
American Express Credit Corp. FRS Senior Notes 1.41% due 11/05/2018	160,000	161,090

		458,790

Security Description	Principal Amount**	Value (Note 3)
Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	$25,000	$25,247

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021*	700,000	716,044
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	52,259

		768,303

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	108,978

Food-Misc./Diversified — 0.1%
HJ Heinz Co. Company Guar. Notes 3.50% due 07/15/2022*	20,000	21,468
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	750,000	815,908

		837,376

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	50,000	54,054

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	21,497

Insurance-Life/Health — 0.5%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	200,000	204,060
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,127,975
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,108,240
Principal Life Global Funding II FRS Senior Sec. Notes 1.17% due 12/01/2017*	1,350,000	1,353,525
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	406,110
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 10/15/2018*	120,000	121,082

		4,320,992

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	10,039
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	151,896

191

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	$200,000	$204,566
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,273,987

		1,640,488

Insurance-Mutual — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.45% due 11/23/2020*	1,230,000	1,279,720
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*	100,000	100,188
New York Life Global Funding Sec. Notes 1.55% due 11/02/2018*	1,010,000	1,018,531

		2,398,439

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	53,934
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,981

		74,915

Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	575,052
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,260,000	1,379,821

		1,954,873

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	12,655

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	30,000	32,638
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	10,211
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	31,148
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	31,520

		105,517

Medical-Drugs — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	20,000	20,856

Security Description	Principal Amount**	Value (Note 3)
Medical-Drugs (continued)
Baxalta, Inc. Company Guar. Notes 4.00% due 06/23/2025	$20,000	$21,280
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	370,000	393,017
Johnson & Johnson FRS Senior Notes 0.74% due 11/28/2016	100,000	100,038
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	25,000	25,809

		561,000

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	21,380
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	328,067

		349,447

Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	200,000	218,274

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	600,000	648,436
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	12,000	12,749

		661,185

Oil Companies-Exploration & Production — 0.1%
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	50,000	46,103
EOG Resources, Inc. Senior Notes 3.90% due 04/01/2035	10,000	10,034
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	810,000	868,921

		925,058

Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 3.80% due 11/15/2025	50,000	51,829

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.80% due 01/15/2026	20,000	21,509

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	96,500
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	97,787

192

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	$40,000	$40,877
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	200,000	188,672
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	500,000	505,583

		929,419

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	105,362
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,239,602
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	750,181
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	321,614
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	996,651
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	915,728
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	858,401
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	520,039

		5,707,578

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	32,500

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*(9)	12,000	13,103

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	20,000	21,393
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	200,000	215,173

		236,566

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	20,000	23,559

Security Description	Principal Amount**	Value (Note 3)
Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	$1,700,000	$1,780,378

Retail-Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	1,090,000	1,194,575

Special Purpose Entity — 0.1%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,108,299

Telephone-Integrated — 0.3%
AT&T, Inc. FRS Senior Notes 1.05% due 03/30/2017	100,000	100,049
AT&T, Inc. FRS Senior Notes 1.56% due 06/30/2020	90,000	89,900
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	200,000	207,405
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	51,762
Verizon Communications, Inc. FRS Senior Notes 1.06% due 06/09/2017	200,000	200,286
Verizon Communications, Inc. FRS Senior Notes 1.43% due 06/17/2019	100,000	101,245
Verizon Communications, Inc. FRS Senior Notes 2.18% due 09/15/2016	100,000	100,193
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	108,042
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,559,498

		2,518,380

Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	20,000	21,547

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	21,935
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	40,000	45,161
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	115,025

		182,121

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*(9)	100,000	100,250

193

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	$900,000	$1,008,388
Norfolk Southern Corp. Senior Notes 4.45% due 06/15/2045	20,000	22,960

		1,031,348

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	30,000	33,842

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	21,823

Total U.S. Corporate Bonds & Notes (cost $72,077,278)		75,084,142

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Airlines — 0.6%
Air Canada Pass-Through Certs. Series 2015-2, Class AA 3.75% due 06/15/2029*(9)	840,000	879,900
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*	2,800,000	2,811,497
WestJet Airlines, Ltd. Company Guar. Notes 3.50% due 06/16/2021*(9)	1,000,000	1,019,451

		4,710,848

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	20,000	20,608

Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV FRS Company Guar. Notes 1.07% due 11/18/2016*	250,000	249,964

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	200,000	207,779

Banks-Commercial — 1.7%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.66% due 06/01/2021*	900,000	903,748
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	2,100,000	2,219,635
Bank of Montreal Notes 1.75% due 06/15/2022*(9)	1,500,000	1,508,257

Security Description	Principal Amount**	Value (Note 3)
Banks-Commercial (continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 1.23% due 03/05/2018*	$400,000	$398,522
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	203,402
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	306,517
Commonwealth Bank of Australia FRS Senior Notes 0.93% due 09/08/2017*	300,000	299,912
Cooperatieve Rabobank UA NY Company Guar. Notes 3.75% due 07/21/2026	1,000,000	1,002,747
Credit Suisse NY FRS Senior Notes 1.41% due 04/27/2018	680,000	678,934
ING Bank NV FRS Notes 1.20% due 03/16/2018*(9)	400,000	398,440
ING Bank NV Senior Notes 2.45% due 03/16/2020*	30,000	30,765
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	215,538
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	1,600,000	1,746,614
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	990,000	998,575
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	140,000	142,237
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	877,218
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	1,000,000	999,912
Swedbank AB Senior Notes 2.20% due 03/04/2020*	370,000	376,635
Toronto-Dominion Bank FRS Senior Notes 0.88% due 05/02/2017	200,000	199,817
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	700,000	710,704

		14,218,129

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	200,000	205,513

Building Societies — 0.2%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	1,700,000	1,713,970

194

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.6%
Barclays PLC Senior Notes 3.65% due 03/16/2025	$950,000	$936,669
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	250,000	249,825
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023*	1,500,000	1,521,913
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026	550,000	589,786
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022	400,000	417,481
UBS AG FRS Senior Notes 1.01% due 08/14/2017	250,000	249,628
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	255,740
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	550,000	581,521

		4,802,563

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	20,000	21,070

Finance-Leasing Companies — 0.0%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*	200,000	200,708

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	10,143

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	20,000	21,254

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,963

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC FRS Company Guar. Notes 1.05% due 02/13/2018	213,000	212,391
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	200,000	205,007
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	40,000	42,191

Security Description	Principal Amount**	Value (Note 3)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	$61,000	$64,866
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,400,000	1,440,071
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	1,100,000	1,180,592

		3,145,118

Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/2017	1,100,000	1,148,048

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	21,640
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	45,113
Imperial Tobacco Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	935,068

		1,001,821

Transport-Marine — 0.1%
AP Moeller-Maersk A/S Senior Notes 3.75% due 09/22/2024*(9)	600,000	616,079

Total Foreign Corporate Bonds & Notes (cost $31,634,329)		32,303,578

U.S. GOVERNMENT AGENCIES — 13.9%
Federal Home Loan Mtg. Corp. — 0.6%
1.25% due 10/02/2019	2,000,000	2,021,404
2.38% due 01/13/2022	200,000	211,965
Federal Home Loan Mtg. Corp. REMIC Series 4579, Class FD 0.81% due 01/15/2038 FRS(1)	2,587,720	2,573,199
Series 4579, Class SD
1.94% due 01/15/2038 VRS(1)(8)	2,587,720	162,983

		4,969,551

Federal National Mtg. Assoc. — 12.7%
1.88% due 09/18/2018	900,000	920,582
3.00% due August TBA	6,500,000	6,764,063
3.00% due September TBA	10,000,000	10,384,375
3.50% due August TBA	63,300,000	66,855,681
4.00% due August TBA	3,900,000	4,181,074
4.00% due September TBA	10,000,000	10,710,156
4.50% due August TBA	1,600,000	1,744,732
4.50% due September TBA	5,000,000	5,448,969

		107,009,632

Government National Mtg. Assoc. — 0.6%
Government National Mtg. Assoc. REMIC Series 2016-H10, Class FJ 1.07% due 04/20/2066 FRS(1)	397,580	397,435

195

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount**		Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2016-H11, Class F 1.27% due 05/20/2066 FRS(1)		$2,794,769	$2,797,676
Series 2016-H14, Class FA 1.29% due 06/20/2066 FRS(1)		1,600,715	1,602,431

			4,797,542

Total U.S. Government Agencies (cost $116,256,319)			116,776,725

U.S. GOVERNMENT TREASURIES — 13.5%
United States Treasury Bonds — 2.3%
1.00% due 02/15/2046 TIPS(11)		5,474,304	6,137,565
2.50% due 02/15/2046		2,630,000	2,804,955
2.88% due 05/15/2043		300,000	344,602
2.88% due 08/15/2045		2,600,000	2,986,649
3.13% due 02/15/2042		250,000	301,309
3.13% due 08/15/2044		3,450,000	4,148,760
4.38% due 11/15/2039		600,000	865,148
4.38% due 05/15/2040		1,300,000	1,877,027

			19,466,015

United States Treasury Notes — 11.2%
0.63% due 04/30/2018		6,200,000	6,195,641
1.50% due 03/31/2023		6,640,000	6,737,263
1.63% due 05/15/2026		5,259,000	5,337,680
1.75% due 02/28/2022		2,500,000	2,583,790
1.88% due 08/31/2022		61,400,000	63,851,211
2.25% due 04/30/2021		1,100,000	1,162,218
2.50% due 05/15/2024		7,300,000	7,926,486

			93,794,289

Total U.S. Government Treasuries (cost $109,546,166)			113,260,304

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Sovereign — 1.6%
Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2016	BRL	35,000,000	10,542,336
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047		600,000	581,250
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,420,318

Total Foreign Government Obligations (cost $13,431,097)			13,543,904

OPTIONS - PURCHASED — 0.6%
Options Purchased(4) (cost $7,702,871)		1,515	4,777,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Insurance-Multi-line — 0.0%
MetLife, Inc. FRS 5.25% due 06/15/2020(5) (cost $40,000)		40,000	40,032

Total Long-Term Investment Securities (cost $377,376,582)			382,126,592

Security Description	Principal Amount**	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 2.2%
U.S. Government Treasuries — 2.2%
United States Treasury Bills 0.27% due 10/06/2016(6)	$13,300,000	$13,294,095
0.30% due 10/13/2016(6)	2,860,000	2,858,622
0.31% due 11/03/2016(6)	2,789,000	2,787,053

Total Short-Term Investment Securities (cost $18,938,469)		18,939,770

REPURCHASE AGREEMENTS — 61.6%
Agreement with Barclays Insurance Ltd. bearing interest at 0.54% dated 07/29/2016 to be repurchased 08/01/2016 in the amount of $191,698,626 and collateralized by $195,115,511 of United States Treasury Notes bearing interest at 1.38% due 02/29/2020 and having an approximate value of $196,196,751	191,700,000	191,700,000
Agreement with Barclays Capital bearing interest at 0.56% dated 07/29/2016 to be repurchased 08/01/2016 in the amount of $134,806,290 and collateralized by $136,463,181 of United States Treasury Notes bearing interest at 2.00% due 07/31/2020 and having an approximate value of $137,758,281	134,800,000	134,800,000
Agreement with Credit Suisse First Boston LLC, bearing interest at 0.56% dated 07/29/2016 to be repurchased 08/01/2016 in the amount of $191,708,946 and collateralized by $195,364,190 of United States Treasury Notes bearing interest at 0.88% due 08/15/2017 and having an approximate value of $195,879,175	191,700,000	191,700,000

Total Repurchase Agreements (cost $518,200,000)		518,200,000

TOTAL INVESTMENTS (cost $914,515,051)(7)	109.2%	919,266,362
Liabilities in excess of other assets	(9.2)	(77,355,278)

NET ASSETS	100.0%	$841,911,084

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $58,016,802 representing 6.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

196

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The rates shown on FRS and VRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

FRS — Floating Rate Security

VRS — Variable Rate Security

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Options — Purchased

Exchange-Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2017	$1,450	505	$1,294,225	$737,300	$(556,925)
S&P 500 Index	June 2017	1,650	505	2,330,234	1,411,475	(918,759)
S&P 500 Index	June 2017	1,850	505	4,078,411	2,628,525	(1,449,886)

				$7,702,870	$4,777,300	$(2,925,570)

(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Interest Only
(9)	Illiquid security. At July 31, 2016, the aggregate value of these securities was $15,514,622 representing 1.8% of net assets.
(10)	Fair valued security — Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(11)	Principal amount of security is adjusted for inflation.

BRL — Brazilian Real

GBP — British Pound Sterling

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
4,958	Long	S&P 500 E-Mini Index	September 2016	$517,952,236	$537,496,780	$19,544,544
344	Long	Russell 2000 Mini Index	September 2016	39,897,644	41,864,800	1,967,156
24	Short	U.S. Treasury 5 Year Notes	September 2016	2,881,676	2,928,375	(46,699)
53	Short	U.S. Treasury 10 Year Notes	September 2016	7,071,304	7,051,484	19,820

						$21,484,821

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	1,373,000	USD	1,814,775	8/12/2016	$—	$(2,564)

Goldman Sachs Bank USA	BRL	35,000,000	USD	10,426,907	10/4/2016	—	(153,818)
	GBP	4,257,000	USD	5,967,306	8/12/2016	332,630	—
	JPY	72,400,000	USD	665,006	8/12/2016	—	(44,768)

						332,630	(198,586)

Net Unrealized Appreciation/(Depreciation)						$332,630	$(201,150)

GBP	— British Pound Sterling
JPY	— Japanese Yen
USD	— United States Dollar

197

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Over the Counter Total Return Swap Contracts@
Swap Counterparty	Notional Amount (000’s)	Termination Date	Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	$38,331	06/07/2017	(3 Month USD LIBOR-BBA minus 1 bps	)	MSCI EAFE Index	$—	$2,112,762
Bank of America N.A.	18,875	08/15/2016	(3 Month USD LIBOR-BBA minus 12 bps	)	MSCI EAFE Index	—	664,505
Bank of America N.A.	19,219	05/24/2017	(3 Month USD LIBOR-BBA minus 2.5 bps	)	MSCI EAFE Index	—	947,790
Bank of America N.A.	47,409	05/11/2017	(3 Month USD LIBOR-BBA minus 3 bps	)	MSCI EAFE Index	—	—

						$—	$3,725,057

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
USD	3,800	12/21/2026	3 Month USD LIBOR-BBA	1.750%	$(89,213)	$(30,230)
USD	4,700	12/21/2026	3 Month USD LIBOR-BBA	1.750%	(117,699)	(40,680)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA	2.910%	—	(105,127)
USD	700	12/16/2019	3 Month USD LIBOR-BBA	2.000%	(2,430)	(21,710)

				Total	$(209,342)	$(197,747)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at July 31, 2016(1)	Notional Amount(2) (000’s)	Value at July 31, 2016(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	12/20/2020	0.7790%	$74,400	$694,301	$580,667	$113,634
CDX North American Investment Grade Index	1.000%	6/20/2021	0.7225%	38,500	504,657	387,117	117,540

					$1,198,958	$967,784	$231,174

@	Illiquid security. At July 31, 2016, the aggregate value of these securities was $4,516,926 representing 0.2% of net assets.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

198

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$24,640,607	$1,700,000	$26,340,607
U.S. Corporate Bonds & Notes	—	75,084,142	—	75,084,142
Foreign Corporate Bonds & Notes	—	32,303,578	—	32,303,578
U.S. Government Agencies	—	116,776,725	—	116,776,725
U.S. Government Treasuries	—	113,260,304	—	113,260,304
Foreign Government Obligations	—	13,543,904	—	13,543,904
Put Options - Purchased	4,777,300	—	—	4,777,300
Preferred Securities/Capital Securities	—	40,032	—	40,032
Short-Term Investment Securities	—	18,939,770	—	18,939,770
Repurchase Agreements	—	518,200,000	—	518,200,000

Total Investments at Value	$4,777,300	$912,789,062	$1,700,000	$919,266,362

Other Financial Instruments:+
Futures Contracts	21,531,520	—	—	21,531,520
Forward Foreign Currency Contracts	—	332,630	—	332,630
Over the Counter Total Return Swap Contracts	—	3,725,057	—	3,725,057
Centrally Cleared Credit Default Swaps on Credit
Indices - Sell Protection	—	231,174	—	231,174

Total Other Financial Instruments	$21,531,520	$4,288,861	$—	$25,820,381

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	46,699	—	—	46,699
Forward Foreign Currency Contracts	—	201,150	—	201,150
Centrally Cleared Interest Rate Swap Contracts	—	197,747	—	197,747

Total Other Financial Instruments	$46,699	$398,897	$—	$445,596

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

199

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

United States Treasury Notes	14.9%
Diversified Banking Institutions	10.7
Time Deposits	5.6
Medical-Drugs	5.1
Oil Companies-Exploration & Production	4.5
Banks-Fiduciary	2.8
Oil Companies-Integrated	2.8
Banks-Super Regional	2.8
Electronic Components-Semiconductors	2.5
Applications Software	2.3
Diversified Manufacturing Operations	2.1
Insurance Brokers	1.9
Banks-Commercial	1.9
Cable/Satellite TV	1.7
Enterprise Software/Service	1.5
Oil-Field Services	1.4
Telephone-Integrated	1.3
Cruise Lines	1.3
Medical Products	1.3
Medical Instruments	1.1
Networking Products	1.1
Medical-Biomedical/Gene	1.1
Electric-Integrated	1.1
Semiconductor Components-Integrated Circuits	1.1
Retail-Drug Store	1.1
Agricultural Chemicals	1.0
Multimedia	1.0
Aerospace/Defense	1.0
Medical-HMO	0.9
Retail-Discount	0.9
Tobacco	0.9
Food-Misc./Diversified	0.9
Semiconductor Equipment	0.9
Auto-Cars/Light Trucks	0.9
Machinery-Construction & Mining	0.8
E-Commerce/Products	0.8
United States Treasury Bonds	0.8
Television	0.7
Finance-Investment Banker/Broker	0.7
Transport-Rail	0.7
Cellular Telecom	0.7
Financial Guarantee Insurance	0.7
Electronic Security Devices	0.7
Insurance-Multi-line	0.6
Telecommunication Equipment	0.6
Insurance-Mutual	0.6
Commercial Services-Finance	0.5
Pharmacy Services	0.5
Finance-Other Services	0.5
Retail-Building Products	0.5
Agricultural Operations	0.5
Telecom Equipment-Fiber Optics	0.4
Private Equity	0.4
Investment Management/Advisor Services	0.4
Brewery	0.3
Broadcast Services/Program	0.3
Real Estate Investment Trusts	0.3
Food-Wholesale/Distribution	0.3
Medical Labs & Testing Services	0.3
Computers-Memory Devices	0.2
Diversified Minerals	0.2

Retail-Auto Parts	0.2%
Commercial Services	0.2
Chemicals-Diversified	0.2
Medical-Generic Drugs	0.2
Metal Processors & Fabrication	0.2
Transport-Equipment & Leasing	0.2
Finance-Credit Card	0.2
Internet Security	0.1
Electronic Parts Distribution	0.1
Computers	0.1
Physical Therapy/Rehabilitation Centers	0.1
Pipelines	0.1
Computer Services	0.1
Insurance-Life/Health	0.1
Retirement/Aged Care	0.1
Finance-Leasing Companies	0.1
Beverages-Non-alcoholic	0.1

99.8%

*	Calculated as a percentage of net assets

200

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 62.1%
Aerospace/Defense — 0.9%
General Dynamics Corp.	57,235	$8,407,249

Agricultural Chemicals — 1.0%
Agrium, Inc.	32,462	2,946,251
Mosaic Co.	258,272	6,973,344

		9,919,595

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	98,902	4,458,502

Applications Software — 1.6%
Citrix Systems, Inc.†	74,711	6,658,991
Microsoft Corp.	162,760	9,225,237

		15,884,228

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	201,106	6,342,883

Banks-Commercial — 1.1%
BB&T Corp.	136,427	5,030,063
First Horizon National Corp.	358,367	5,217,824

		10,247,887

Banks-Fiduciary — 2.7%
Citizens Financial Group, Inc.	489,066	10,920,844
Northern Trust Corp.	91,894	6,211,115
State Street Corp.	139,882	9,201,438

		26,333,397

Banks-Super Regional — 2.6%
Comerica, Inc.	133,319	6,031,352
Fifth Third Bancorp	457,475	8,682,875
PNC Financial Services Group, Inc.	120,910	9,993,211

		24,707,438

Cable/Satellite TV — 1.6%
Charter Communications, Inc.† Class A	21,555	5,062,623
Comcast Corp., Class A	153,929	10,351,725

		15,414,348

Cellular Telecom — 0.6%
Vodafone Group PLC ADR	177,896	5,496,986

Commercial Services-Finance — 0.5%
PayPal Holdings, Inc.†	137,249	5,111,153

Cruise Lines — 1.3%
Carnival Corp.	264,255	12,345,994

Diversified Banking Institutions — 9.6%
Bank of America Corp.	1,269,332	18,392,621
Citigroup, Inc.	596,837	26,147,429
Goldman Sachs Group, Inc.	40,506	6,432,758
JPMorgan Chase & Co.	434,619	27,802,577
Morgan Stanley	494,192	14,198,136

		92,973,521

Diversified Manufacturing Operations — 1.9%
General Electric Co.	379,031	11,803,025
Ingersoll-Rand PLC	96,263	6,378,387

		18,181,412

Diversified Minerals — 0.2%
BHP Billiton, Ltd.	152,183	2,257,517

E-Commerce/Products — 0.8%
eBay, Inc.†	263,191	8,201,031

Security Description	Shares	Value (Note 3)
Electric-Integrated — 1.0%
FirstEnergy Corp.	105,497	$3,683,955
PG&E Corp.	88,597	5,664,892

		9,348,847

Electronic Components-Semiconductors — 0.9%
Intel Corp.	243,474	8,487,504

Electronic Security Devices — 0.7%
Tyco International PLC	139,382	6,351,638

Enterprise Software/Service — 1.3%
Oracle Corp.	305,940	12,555,778

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	216,692	6,158,387

Finance-Other Services — 0.5%
CME Group, Inc.	42,792	4,375,054

Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	173,855	7,646,143

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	53,648	2,778,430

Insurance Brokers — 1.9%
Aon PLC	65,691	7,033,535
Marsh & McLennan Cos., Inc.	81,714	5,372,695
Willis Towers Watson PLC	45,367	5,608,269

		18,014,499

Insurance-Multi-line — 0.3%
Voya Financial, Inc.	131,476	3,369,730

Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	97,926	8,104,356

Medical Instruments — 0.9%
Medtronic PLC	104,330	9,142,438

Medical Products — 0.8%
Baxter International, Inc.	158,941	7,632,347

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.	37,896	6,519,249

Medical-Drugs — 4.5%
Eli Lilly & Co.	84,786	7,027,912
Merck & Co., Inc.	223,606	13,116,728
Novartis AG	76,674	6,352,582
Pfizer, Inc.	294,932	10,880,041
Sanofi	71,486	6,086,013

		43,463,276

Medical-HMO — 0.9%
Anthem, Inc.	31,558	4,144,828
UnitedHealth Group, Inc.	34,255	4,905,316

		9,050,144

Multimedia — 1.0%
Thomson Reuters Corp.	98,009	4,129,342
Time Warner, Inc.	70,705	5,419,538

		9,548,880

Networking Products — 1.1%
Cisco Systems, Inc.	360,651	11,010,675

Oil Companies-Exploration & Production — 4.1%
Apache Corp.	222,854	11,699,835
Canadian Natural Resources, Ltd.	307,599	9,315,256
Devon Energy Corp.	308,309	11,802,069

201

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp.	85,145	$6,362,886

		39,180,046

Oil Companies-Integrated — 2.5%
Exxon Mobil Corp.	67,720	6,023,694
Royal Dutch Shell PLC, Class A	452,509	11,642,090
TOTAL SA	143,796	6,874,269

		24,540,053

Oil-Field Services — 1.1%
Baker Hughes, Inc.	168,341	8,051,750
Weatherford International PLC†	539,184	3,062,565

		11,114,315

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	62,660	4,766,546

Retail-Building Products — 0.4%
Kingfisher PLC	838,329	3,731,203

Retail-Discount — 0.9%
Target Corp.	119,258	8,983,705

Retail-Drug Store — 1.0%
Walgreens Boots Alliance, Inc.	119,264	9,451,672

Semiconductor Components-Integrated Circuits — 1.1%
QUALCOMM, Inc.	164,237	10,277,951

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	305,803	8,039,561

Telecommunication Equipment — 0.6%
Juniper Networks, Inc.	271,209	6,153,732

Telephone-Integrated — 0.8%
Koninklijke KPN NV	420,296	1,382,889
Orange SA	99,297	1,519,783
Verizon Communications, Inc.	92,763	5,139,998

		8,042,670

Television — 0.2%
CBS Corp., Class B	34,433	1,798,091

Tobacco — 0.8%
Philip Morris International, Inc.	76,569	7,676,808

Transport-Rail — 0.7%
CSX Corp.	240,793	6,821,666

Total Common Stocks (cost $581,071,080)		600,418,535

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%	400	54,000

Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15% due 10/15/2037	36,900	2,012,895

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	40,672

Total Convertible Preferred Securities (cost $2,334,421)		2,107,567

Security Description	Shares/ Principal Amount	Value (Note 3)
PREFERRED SECURITIES — 0.0%
Banks-Fiduciary — 0.0%
State Street Corp. FRS Series D 5.90%	574	$16,893

Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS 5.85%	1,200	33,504

Total Preferred Securities (cost $44,350)		50,397

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(1)	$200,000	198,000
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(1)	155,000	159,572

Total Preferred Securities/Capital Securities (cost $355,000)		357,572

CONVERTIBLE BONDS & NOTES — 6.4%
Applications Software — 0.7%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	4,659,000	5,459,765
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	397,000	434,219
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035*	582,000	522,709

		6,416,693

Broadcast Services/Program — 0.3%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	2,595,000	2,989,798

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	1,777,000	1,886,952

Computers-Memory Devices — 0.2%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	2,375,689

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	207,927

Electronic Components-Semiconductors — 1.4%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2025	1,521,000	1,812,842
Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	3,863,000	3,114,543

202

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
CONVERTIBLE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018	$2,263,000	$6,400,047
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	2,837,000	2,663,234

		13,990,666

Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. Senior Notes 1.50% due 01/15/2022*	778,000	793,560

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	779,000	793,606

Financial Guarantee Insurance — 0.7%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	2,248,000	2,714,460
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	451,000	460,302
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	1,633,000	2,063,704
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	968,000	1,171,885

		6,410,351

Insurance-Multi-line — 0.3%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	1,999,000	2,572,463

Internet Security — 0.1%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	828,000	769,522
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	828,000	756,068

		1,525,590

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021*	1,478,000	1,805,008

Medical Products — 0.3%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020	2,762,000	2,791,346

Medical-Biomedical/Gene — 0.3%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	1,747,000	2,310,407
Medicines Co. Senior Notes 2.75% due 07/15/2023*	620,000	649,063

		2,959,470

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production — 0.2%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	$3,663,000	$1,636,903

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	1,634,000	1,499,195

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	599,000	731,529

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	488,000	489,525

Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes Series B 1.25% due 05/15/2018	343,000	523,075

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	285,320
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033	4,199,000	4,157,010

		4,442,330

Television — 0.5%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	5,103,000	5,415,559

Total Convertible Bonds & Notes (cost $61,058,431)		62,257,235

U.S. CORPORATE BONDS & NOTES — 7.4%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	220,021
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	175,000	175,112
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/2016	700,000	701,088
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	34,000	36,762

		1,132,983

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	30,484

203

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.0%
American Airlines Pass -Through Trust Pass Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	$54,804	$57,680
United Airlines Pass-Through Trust Pass Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	58,254	62,041

		119,721

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	125,353

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	427,538
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	235,361
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	395,798
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	339,432

		1,398,129

Banks-Commercial — 0.2%
PNC Bank NA Senior Notes 1.30% due 10/03/2016	505,000	505,134
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,555,421

		2,060,555

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	803,454

Banks-Super Regional — 0.2%
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	782,303
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	279,351
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	215,000	227,989
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	216,264
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	185,269

		1,691,176

Security Description	Principal Amount	Value (Note 3)
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 1.80% due 09/01/2016	$460,000	$460,486

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	574,897
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	355,339
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	660,699
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	780,814
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	343,779
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	297,148

		3,012,676

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,000

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	845,000	917,451
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	108,328
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	250,314

		1,276,093

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	850,000	927,756

Chemicals-Diversified — 0.2%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,797,387

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	151,030

Computer Services — 0.1%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	31,856
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018*	555,000	568,049

		599,905

204

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.1%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	$126,000	$128,978
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	753,043
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	215,839

		1,097,860

Consulting Services — 0.0%
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	95,000	102,484

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	84,791

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	845,636
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,576,260
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	22,597
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	39,943
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,931
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,373,488
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	774,145
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	140,000	150,877
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	254,984
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	127,848
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,067,346
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	226,429

		6,495,484

Security Description	Principal Amount	Value (Note 3)
Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 1.50% due 11/02/2017	$1,595,000	$1,600,458

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	21,517

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	225,883

Electric-Integrated — 0.1%
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/2016	1,205,000	1,206,997

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,600,000	1,609,934

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,305,284

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,430,000	1,434,550
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	82,067

		1,516,617

Finance-Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	56,329
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	402,163

		458,492

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,613
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	201,000	202,989

		238,602

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	300,000	303,360
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	171,600

		474,960

205

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	$65,000	$69,402
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	250,000	249,961

		319,363

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	24,000	27,113

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	122,973
HJ Heinz Co. Company Guar. Notes 1.60% due 06/30/2017*	306,000	307,314
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/2017	550,000	554,942

		985,229

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.50% due 04/01/2046	300,000	373,497

Insurance-Life/Health — 0.1%
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	159,165
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	28,533
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	366,477

		554,175

Insurance-Multi-line — 0.0%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	240,875
Farmers Exchange Capital III FRS Sub. Notes 5.45% due 10/15/2054*	130,000	132,109

		372,984

Insurance-Mutual — 0.6%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,740,904
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,656,616
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	2,155,000	2,168,344

		5,565,864

Security Description	Principal Amount	Value (Note 3)
Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	$10,000	$12,224

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	21,759

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	1,915,000	2,158,613

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.75% due 03/24/2017	300,000	302,020

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,644
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	184,447
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	66,795
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	18,320

		299,206

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	103,520
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	47,184
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,300,000	2,311,597

		2,462,301

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 1.75% due 11/08/2016	165,000	165,374
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	50,000	51,852
Becton Dickinson and Co. Senior Notes 3.88% due 05/15/2024	225,000	242,726
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	272,971

		732,923

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,813

206

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Celgene Corp. Senior Notes 4.63% due 05/15/2044	$110,000	$118,693
Celgene Corp. Senior Notes 5.00% due 08/15/2045	55,000	64,001
Gilead Sciences, Inc. Senior Notes 3.05% due 12/01/2016	920,000	927,028
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	193,303

		1,313,838

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	250,000	251,354
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	184,396
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	209,211
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,313

		650,274

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	354,000	368,448

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	76,642

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	1,500,000	1,506,255

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	91,479

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	58,407

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	252,000	266,812
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	383,684
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	60,000	59,983

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	$20,000	$20,224
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,367,024

		2,097,727

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	269,326
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,200
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	135,512
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	142,043

		562,081

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	86,670

Pipelines — 0.1%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	193,544
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	62,745
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	56,611
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	28,180
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	101,300
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	64,096
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	42,964
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	63,517

		612,957

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	1,560,000	1,606,423
Apollo Management Holdings LP Company Guar. Notes 4.40% due 05/27/2026*	1,375,000	1,439,761

207

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Private Equity (continued)
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	$1,200,000	$1,234,860

		4,281,044

Real Estate Investment Trusts — 0.3%
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	750,000	831,761
HCP, Inc. Senior Notes 3.88% due 08/15/2024	70,000	71,235
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	103,874
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	202,479
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	121,381
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	201,560
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	1,300,000	1,315,934
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	6,056

		2,854,280

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	96,663

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	54,000	57,400

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,607,274
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	429,000	447,279
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	22,251

		2,076,804

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	754,272

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	42,048

Security Description	Principal Amount	Value (Note 3)
Retail-Discount (continued)
Wal-Mart Stores, Inc. Senior Notes 5.52% due 06/01/2018	$295,000	$306,489

		348,537

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	42,857
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	42,883	49,478
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	410,000	423,507
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	99,729
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	75,471

		691,042

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	95,120

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	51,174

Special Purpose Entity — 0.0%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	271,838

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	194,000	183,897

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	119,258
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	66,255
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	500,000	539,000
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	107,672
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,590,456
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	247,764
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	30,272

208

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	$204,000	$206,070
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	47,675
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	56,561
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	1,016,000	1,117,931
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	41,031

		4,169,945

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 1.25% due 08/11/2017	70,000	70,224
Philip Morris International, Inc. Senior Notes 1.63% due 03/20/2017	950,000	955,021
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	16,673
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	43,239

		1,085,157

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	260,000	263,900
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	280,000	292,152

		556,052

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	51,053
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	57,280
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	37,565

		145,898

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	29,201
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	54,404

		83,605

Security Description	Principal Amount	Value (Note 3)
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	$29,000	$31,889

Total U.S. Corporate Bonds & Notes (cost $68,608,897)		71,482,217

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Airlines — 0.0%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	137,080	141,878

Banks-Commercial — 0.6%
Australia & New Zealand Banking Group, Ltd. NY Senior Notes 2.30% due 06/01/2021	1,250,000	1,274,004
National Australia Bank, Ltd. NY Senior Notes 1.88% due 07/12/2021	1,700,000	1,697,390
National Australia Bank, Ltd. NY Senior Notes 2.00% due 01/14/2019	530,000	536,911
Nordea Bank AB Senior Notes 2.25% due 05/27/2021*	1,250,000	1,275,454
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	393,830
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	258,005

		5,435,594

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.30% due 11/27/2018	200,000	202,604

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	32,763
Vodafone Group PLC Senior Notes 1.63% due 03/20/2017	200,000	200,570

		233,333

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	74,289

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	100,640
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034	112,000	90,888

		191,528

209

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.3%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023*	$1,000,000	$1,014,609
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	320,287
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	105,471
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	1,057,310

		2,497,677

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	1,510,000	1,516,724
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	450,000	457,805
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	313,000	322,294

		2,296,823

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 1.85% due 03/01/2017	171,000	171,573
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	221,329
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	382,000	393,969
Mylan NV Company Guar. Notes 5.25% due 06/15/2046*	525,000	591,670
Perrigo Co. PLC Senior Notes 2.30% due 11/08/2018	65,000	65,286
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 03/15/2021	200,000	207,338

		1,651,165

Oil Companies-Integrated — 0.2%
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,032,000	2,090,160
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	54,842

		2,145,002

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	129,477

Security Description	Principal Amount	Value (Note 3)
Telephone-Integrated — 0.1%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	$200,000	$200,059
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	263,496

		463,555

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	754,447

Total Foreign Corporate Bonds & Notes (cost $15,809,322)		16,217,372

FOREIGN CONVERTIBLE BONDS & NOTES — 0.7%
Medical-Drugs — 0.3%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021*	2,540,000	2,774,950

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021*	632,000	766,300

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	1,948,000	2,164,715

Total Foreign Convertible Bonds & Notes (cost $5,374,101)		5,705,965

U.S. GOVERNMENT TREASURIES — 15.7%
United States Treasury Bonds — 0.8%
2.50% due 02/15/2046	6,886,700	7,344,824
4.50% due 02/15/2036	400,000	581,641

		7,926,465

United States Treasury Notes — 14.9%
0.50% due 04/30/2017	18,100,000	18,095,547
0.63% due 04/30/2018	850,000	849,402
0.63% due 06/30/2018	35,275,000	35,250,202
0.75% due 07/15/2019	14,855,000	14,850,945
1.13% due 06/30/2021	57,507,800	57,752,668
1.25% due 01/31/2019	600,000	607,969
1.38% due 06/30/2023	1,790,000	1,800,208
1.63% due 05/15/2026	14,256,500	14,469,792

		143,676,733

Total U.S. Government Treasuries (cost $150,607,264)		151,603,198

Total Long-Term Investment Securities (cost $885,262,866)		910,200,058

210

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 5.6%
Time Deposits — 5.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016 (cost $54,193,000)	$54,193,000	$54,193,000

TOTAL INVESTMENTS (cost $939,455,866)(2)	99.8%	964,393,058
Other assets less liabilities	0.2	2,062,260

NET ASSETS	100.0%	$966,455,318

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $31,136,201 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	6,453,797	USD	4,970,462	08/12/2016	$27,093	$—
	CHF	2,226,901	USD	2,277,694	08/12/2016	—	(21,072)
	EUR	5,403,330	USD	6,008,773	08/12/2016	—	(34,414)
	GBP	5,735,817	USD	7,739,367	08/12/2016	147,290	—

						174,383	(55,486)

Citibank N.A.	AUD	1,706,281	USD	1,274,978	08/12/2016	—	(21,338)

State Street Bank and Trust Company	AUD	537,614	USD	406,080	08/12/2016	—	(2,363)
	CAD	6,453,790	USD	4,972,640	08/12/2016	29,276	—
	CHF	2,226,901	USD	2,277,204	08/12/2016	—	(21,561)
	EUR	5,403,331	USD	6,009,423	08/12/2016	—	(33,766)
	GBP	5,735,817	USD	7,741,632	08/12/2016	149,555	—
	USD	294,044	CAD	386,925	08/12/2016	2,326	—

						181,157	(57,690)

Net Unrealized Appreciation/(Depreciation)						$355,540	$(134,514)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— Pound Sterling
USD	— United States Dollar

211

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks	$600,418,535	$—	$—	$600,418,535
Convertible Preferred Securities	2,107,567	—	—	2,107,567
Preferred Securities	50,397	—	—	50,397
Preferred Securities/Capital Securities	—	357,572	—	357,572
Convertible Bonds & Notes	—	62,257,235	—	62,257,235
U.S. Corporate Bonds & Notes	—	71,482,217	—	71,482,217
Foreign Corporate Bonds & Notes	—	16,217,372	—	16,217,372
Foreign Convertible Bonds & Notes	—	5,705,965	—	5,705,965
U.S. Government Treasuries	—	151,603,198	—	151,603,198
Short-Term Investment Securities	—	54,193,000	—	54,193,000

Total Investments at Value	$602,576,499	$361,816,559	$—	$964,393,058

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$355,540	$—	$355,540

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$134,514	$—	$134,514

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $33,857,626 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial of Investments

212

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Electric-Integrated	37.1%
Independent Power Producers	7.9
Pipelines	7.7
Cable/Satellite TV	6.7
Time Deposits	6.3
Gas-Distribution	6.0
Telephone-Integrated	5.0
U.S. Government Agencies	4.2
Electric-Generation	3.8
Electric-Distribution	3.7
Real Estate Investment Trusts	3.5
Oil Companies-Exploration & Production	2.3
Cellular Telecom	2.2
Building-Heavy Construction	1.7
Internet Connectivity Services	1.5
Telecom Services	0.9
Energy-Alternate Sources	0.6
Water	0.5
Non-Hazardous Waste Disposal	0.3
Oil Refining & Marketing	0.2
Satellite Telecom	0.1

102.2%

*	Calculated as a percentage of net assets

213

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 80.7%
Broadcast Services/Program — 0.0%
Grupo Televisa SAB ADR	891	$23,674

Building-Heavy Construction — 1.7%
SBA Communications Corp., Class A†	6,948	799,020

Cable/Satellite TV — 6.7%
Altice NV, Class A†	16,903	250,865
Charter Communications, Inc., Class A†	6,073	1,426,366
Comcast Corp., Class A	15,232	1,024,352
Liberty Global PLC LiLAC, Class C†	1,005	35,175
Liberty Global PLC, Class C†	8,231	254,749
SFR Group SA	7,852	185,491

		3,176,998

Cellular Telecom — 2.2%
Advanced Info Service PCL	36,100	184,490
Mobile TeleSystems PJSC ADR	35,138	312,377
T-Mobile US, Inc.†	555	25,719
Vodafone Group PLC	174,226	529,295

		1,051,881

Electric-Distribution — 3.7%
PPL Corp.	46,912	1,769,051

Electric-Generation — 3.8%
EDP Renovaveis SA	199,596	1,615,371
Engie Brasil Energia SA	16,100	209,592

		1,824,963

Electric-Integrated — 33.0%
AES Corp.	89,932	1,110,660
Ameren Corp.	12,306	645,327
American Electric Power Co., Inc.	17,519	1,214,067
Avangrid, Inc.	4,550	205,387
Cia Paranaense de Energia, Class B (preference shares)	12,900	127,910
CLP Holdings, Ltd.	2,500	26,036
CPFL Energia SA	19,135	134,790
Dominion Resources, Inc.	5,500	429,110
DTE Energy Co.	6,176	602,284
E.ON SE	7,180	76,997
Edison International	4,899	379,085
EDP - Energias de Portugal SA	304,737	1,045,256
EDP - Energias do Brasil SA	21,490	95,308
Enel SpA	262,410	1,208,116
Engie SA	31,068	511,459
Exelon Corp.	59,034	2,200,787
FirstEnergy Corp.	15,870	554,180
Iberdrola SA	67,233	461,898
Iberdrola SA†	1,425	9,792
NextEra Energy, Inc.	17,859	2,291,131
NorthWestern Corp.	2,981	181,066
PG&E Corp.	16,031	1,025,022
Public Service Enterprise Group, Inc.	7,185	330,582
RWE AG†	8,359	148,638
SSE PLC	24,892	499,421
Xcel Energy, Inc.	3,634	159,823

		15,674,132

Energy-Alternate Sources — 0.6%
China Longyuan Power Group Corp., Ltd.	328,000	262,961

Gas-Distribution — 6.0%
China Gas Holdings, Ltd.	16,000	25,284
China Resources Gas Group, Ltd.	174,000	510,221

Security Description	Shares	Value (Note 3)
Gas-Distribution (continued)
Sempra Energy	20,781	$2,324,978

		2,860,483

Independent Power Producers — 6.9%
Atlantica Yield PLC	4,616	93,012
Calpine Corp.†	83,295	1,144,473
Dynegy, Inc.†	55,451	838,974
NRG Energy, Inc.	44,600	617,264
NRG Yield, Inc., Class A	18,169	312,144
NRG Yield, Inc., Class C	16,416	294,503

		3,300,370

Internet Connectivity Services — 1.5%
Com Hem Holding AB	85,186	727,720

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	10,035	160,761

Oil Refining & Marketing — 0.2%
Cheniere Energy, Inc.†	2,330	97,464

Pipelines — 6.8%
Enbridge, Inc.	29,127	1,198,186
Kinder Morgan, Inc.	5,679	115,454
SemGroup Corp., Class A	8,273	239,586
Tallgrass Energy GP LP	8,963	208,927
TransCanada Corp.	20,863	967,369
Williams Cos., Inc.	20,481	490,930

		3,220,452

Real Estate Investment Trusts — 2.0%
American Tower Corp.	8,167	945,494

Satellite Telecom — 0.1%
Cellnex Telecom SAU*	1,447	25,609

Telecom Services — 0.9%
Globe Telecom, Inc.	200	9,628
Singapore Telecommunications, Ltd.	3,100	9,665
TELUS Corp.	4,372	146,297
XL Axiata Tbk PT†	846,250	239,691

		405,281

Telephone-Integrated — 3.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	76,342	152,216
BT Group PLC	59,395	324,919
Hellenic Telecommunications Organization SA	33,580	326,619
KDDI Corp.	11,300	348,297
TDC A/S	75,257	396,104
Verizon Communications, Inc.	4,323	239,538

		1,787,693

Water — 0.5%
Suez	14,186	230,207

Total Common Stocks (cost $35,442,326)		38,344,214

CONVERTIBLE PREFERRED SECURITIES — 11.0%
Electric-Integrated — 4.1%
Dominion Resources, Inc. 6.38%	6,751	351,997
Exelon Corp. 6.50%	22,584	1,130,329
NextEra Energy, Inc. 5.80%	2,619	171,754

214

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
CONVERTIBLE PREFERRED SECURITIES (continued)
Electric-Integrated (continued)
NextEra Energy, Inc. 6.37	4,661	$290,940

		1,945,020

Independent Power Producers — 1.0%
Dynegy, Inc. Series A 5.38%	5,289	298,829
Dynegy, Inc. 7.00%	1,608	156,860

		455,689

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp. 7.50%	29,024	1,104,073

Pipelines — 0.9%
Kinder Morgan, Inc. Series A 9.75%	8,732	426,122

Real Estate Investment Trusts — 1.5%
American Tower Corp. 5.25% Series A	4,129	465,049
American Tower Corp. 5.50%	2,243	248,188

		713,237

Security Description	Shares/ Principal Amount	Value (Note 3)
Telephone-Integrated — 1.2%
Frontier Communications Corp. 11.13% Series A	6,032	$596,444

Total Convertible Preferred Securities (cost $5,300,914)		5,240,585

Total Long-Term Investment Securities (cost $40,743,240)		43,584,799

SHORT-TERM INVESTMENT SECURITIES — 10.5%
Time Deposits — 6.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016	$3,001,000	3,001,000

U.S. Government Agencies — 4.2%
Federal Home Loan Bank Disc. Notes 0.05% due 08/01/2016	437,000	437,000
Federal Home Loan Bank Disc. Notes 0.15% due 08/01/2016	1,540,000	1,540,000

Total U.S. Government Agencies		1,977,000

Total Short-Term Investment Securities (cost $4,978,000)		4,978,000

TOTAL INVESTMENTS (cost $45,721,240)(1)	102.2%	48,562,799
Liabilities in excess of other assets	(2.2)	(1,054,759)

NET ASSETS	100.0%	$47,508,040

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $25,609 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depositary Receipt

215

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	CAD	201,706	USD	152,705	09/30/2016	$—	$(1,828)
	EUR	21,432	USD	23,971	09/30/2016	—	(49)

						—	(1,877)

Citibank N.A.	EUR	14,653	USD	16,112	09/30/2016	—	(311)

Deutsche Bank AG	EUR	939,828	USD	1,062,757	09/15/2016	10,151	—
	EUR	176,836	USD	196,183	09/30/2016	—	(2,011)

						10,151	(2,011)

JPMorgan Chase Bank	EUR	10,083	USD	11,183	09/30/2016	—	(118)

Merrill Lynch International	CAD	1,623,162	USD	1,246,496	09/30/2016	2,944	—
	EUR	19,412	USD	21,540	10/21/2016	—	(237)
	GBP	663,523	USD	881,325	09/30/2016	2,287	—

						5,231	(237)

Morgan Stanley and Co., Inc.	EUR	24,700	USD	27,448	09/30/2016	—	(235)
	EUR	114,215	USD	126,687	10/21/2016	—	(1,438)

						—	(1,673)

UBS AG	EUR	2,182,069	USD	2,419,282	09/30/2016	—	(26,345)

Net Unrealized Appreciation (Depreciation)						$15,382	$(32,572)

CAD	— Canadian Dollar
EUR	— Euro Dollar
GBP	— British Pound Sterling
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$38,344,214	$—	$—	$38,344,214
Convertible Preferred Securities	5,240,585	—	—	5,240,585
Short-Term Investment Securities	—	4,978,000	—	4,978,000

Total Investments at Value	$43,584,799	$4,978,000	$—	$48,562,799

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$15,382	$—	$15,382

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$32,572	$—	$32,572

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $9,096,499 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities.

There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

216

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	5.8%
Exchange-Traded Funds	5.5
Repurchase Agreements	5.1
Diversified Banking Institutions	3.0
Real Estate Investment Trusts	2.9
Computers	2.9
Oil Companies-Integrated	2.8
Electric-Integrated	2.8
Applications Software	2.7
Diversified Manufacturing Operations	2.6
Telephone-Integrated	2.5
Medical-Biomedical/Gene	2.5
Web Portals/ISP	2.4
Banks-Super Regional	2.1
Electronic Components-Semiconductors	1.9
Beverages-Non-alcoholic	1.8
Oil Companies-Exploration & Production	1.8
Finance-Credit Card	1.6
Tobacco	1.6
E-Commerce/Products	1.6
Internet Content-Entertainment	1.6
Cosmetics & Toiletries	1.6
Aerospace/Defense	1.5
Computer Services	1.4
Medical-HMO	1.4
Retail-Discount	1.4
Insurance-Reinsurance	1.3
Multimedia	1.3
Retail-Building Products	1.2
Retail-Restaurants	1.2
Insurance-Multi-line	1.2
Medical Instruments	1.1
Food-Misc./Diversified	1.1
Chemicals-Diversified	0.9
Commercial Services-Finance	0.9
Diagnostic Equipment	0.9
Oil-Field Services	0.8
Retail-Drug Store	0.8
Cable/Satellite TV	0.8
Networking Products	0.8
Medical Products	0.7
Transport-Rail	0.7
Enterprise Software/Service	0.7
Transport-Services	0.7
Semiconductor Components-Integrated Circuits	0.6
Investment Management/Advisor Services	0.6
Insurance-Life/Health	0.5
Airlines	0.5
Banks-Fiduciary	0.5
Aerospace/Defense-Equipment	0.5
Auto-Cars/Light Trucks	0.5
Oil Refining & Marketing	0.4
E-Commerce/Services	0.4
Instruments-Controls	0.4
Insurance Brokers	0.4
Pipelines	0.4
Medical-Wholesale Drug Distribution	0.4
Computers-Memory Devices	0.4
Retail-Apparel/Shoe	0.4
Retail-Auto Parts	0.4
Finance-Other Services	0.4

Athletic Footwear	0.4%
Data Processing/Management	0.4
Banks-Commercial	0.3
Consumer Products-Misc.	0.3
Insurance-Property/Casualty	0.3
Industrial Gases	0.3
Agricultural Chemicals	0.3
Retail-Major Department Stores	0.3
Apparel Manufacturers	0.3
Auto/Truck Parts & Equipment-Original	0.3
Semiconductor Equipment	0.3
Chemicals-Specialty	0.3
Electronic Forms	0.2
Machinery-Construction & Mining	0.2
Pharmacy Services	0.2
Electric Products-Misc.	0.2
Gas-Distribution	0.2
Entertainment Software	0.2
Food-Retail	0.2
Finance-Investment Banker/Broker	0.2
Electronic Connectors	0.2
Non-Hazardous Waste Disposal	0.2
Beverages-Wine/Spirits	0.2
Distribution/Wholesale	0.2
Medical-Hospitals	0.2
Hotels/Motels	0.2
Electronic Measurement Instruments	0.2
Food-Confectionery	0.2
Medical-Generic Drugs	0.2
Cruise Lines	0.2
Commercial Services	0.2
Food-Meat Products	0.2
Electronic Components-Misc.	0.2
Building Products-Cement	0.1
Advertising Agencies	0.1
Finance-Consumer Loans	0.1
Tools-Hand Held	0.1
Food-Wholesale/Distribution	0.1
Medical Labs & Testing Services	0.1
Agricultural Operations	0.1
Television	0.1
Electronic Security Devices	0.1
Building-Residential/Commercial	0.1
Electric-Distribution	0.1
Home Decoration Products	0.1
Coatings/Paint	0.1
Gold Mining	0.1
Machinery-Farming	0.1
Internet Security	0.1
Auto-Heavy Duty Trucks	0.1
Toys	0.1
Containers-Paper/Plastic	0.1
Engines-Internal Combustion	0.1
Dental Supplies & Equipment	0.1
Instruments-Scientific	0.1
Paper & Related Products	0.1
Brewery	0.1
Medical Information Systems	0.1
Retail-Regional Department Stores	0.1
Oil Field Machinery & Equipment	0.1
Machinery-General Industrial	0.1
Steel-Producers	0.1

217

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited) — (continued)

Industry Allocation* (continued)

Vitamins & Nutrition Products	0.1%
Disposable Medical Products	0.1
Retail-Perfume & Cosmetics	0.1
Metal-Copper	0.1
Broadcast Services/Program	0.1
Containers-Metal/Glass	0.1
Retail-Automobile	0.1
Industrial Automated/Robotic	0.1
Machinery-Pumps	0.1
Water	0.1
Telecom Services	0.1
Appliances	0.1
Engineering/R&D Services	0.1
Metal-Aluminum	0.1
Retail-Jewelry	0.1
Office Automation & Equipment	0.1
Computer Aided Design	0.1
Textile-Home Furnishings	0.1
Consulting Services	0.1
Dialysis Centers	0.1
Soap & Cleaning Preparation	0.1
Retail-Gardening Products	0.1
Building Products-Wood	0.1
Oil & Gas Drilling	0.1
Electronics-Military	0.1
Lighting Products & Systems	0.1
Wireless Equipment	0.1
Building & Construction Products-Misc.	0.1
Motorcycle/Motor Scooter	0.1
Retail-Consumer Electronics	0.1

103.5%

*	Calculated as a percentage of net assets

218

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 92.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	32,241	$743,478
Omnicom Group, Inc.	19,049	1,567,542

		2,311,020

Aerospace/Defense — 1.5%
Boeing Co.	47,975	6,412,339
General Dynamics Corp.	23,019	3,381,261
Lockheed Martin Corp.	20,976	5,301,264
Northrop Grumman Corp.	14,458	3,132,037
Raytheon Co.	23,794	3,319,977
Rockwell Collins, Inc.	10,431	882,671
TransDigm Group, Inc.†	4,243	1,186,003

		23,615,552

Aerospace/Defense-Equipment — 0.5%
Harris Corp.	9,992	865,507
United Technologies Corp.	62,357	6,712,731

		7,578,238

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	18,675	460,899
Monsanto Co.	35,000	3,736,950
Mosaic Co.	28,027	756,729

		4,954,578

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	47,077	2,122,231

Airlines — 0.5%
Alaska Air Group, Inc.	9,875	663,798
American Airlines Group, Inc.	46,323	1,644,466
Delta Air Lines, Inc.	61,820	2,395,525
Southwest Airlines Co.	51,172	1,893,876
United Continental Holdings, Inc.†	26,896	1,261,153

		7,858,818

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	30,246	806,358
Michael Kors Holdings, Ltd.†	14,138	731,217
Ralph Lauren Corp.	4,567	447,977
Under Armour, Inc., Class A†	14,673	578,997
Under Armour, Inc., Class C†	14,746	526,432
VF Corp.	26,729	1,668,692

		4,759,673

Appliances — 0.1%
Whirlpool Corp.	6,086	1,170,703

Applications Software — 2.7%
Citrix Systems, Inc.†	12,426	1,107,529
Intuit, Inc.	20,500	2,275,295
Microsoft Corp.	629,796	35,696,837
Red Hat, Inc.†	14,536	1,094,416
Salesforce.com, Inc.†	51,024	4,173,763

		44,347,840

Athletic Footwear — 0.4%
NIKE, Inc., Class B	106,680	5,920,740

Audio/Video Products — 0.0%
Harman International Industries, Inc.	5,652	467,081

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	312,634	3,957,946

Security Description	Shares	Value (Note 3)
Auto-Cars/Light Trucks (continued)
General Motors Co.	112,270	$3,540,996

		7,498,942

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	28,079	1,655,819

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	17,434	578,460
Delphi Automotive PLC	21,871	1,483,291
Johnson Controls, Inc.	51,947	2,385,407

		4,447,158

Banks-Commercial — 0.3%
BB&T Corp.	65,768	2,424,866
M&T Bank Corp.	12,739	1,459,380
Regions Financial Corp.	101,491	930,672
Zions Bancorporation	16,394	457,065

		5,271,983

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	86,297	3,400,102
Citizens Financial Group, Inc.	42,381	946,368
Northern Trust Corp.	17,183	1,161,399
State Street Corp.	31,722	2,086,673

		7,594,542

Banks-Super Regional — 2.1%
Capital One Financial Corp.	41,030	2,752,292
Comerica, Inc.	14,032	634,807
Fifth Third Bancorp	61,510	1,167,460
Huntington Bancshares, Inc.	64,006	608,057
KeyCorp	67,491	789,645
PNC Financial Services Group, Inc.	40,006	3,306,496
SunTrust Banks, Inc.	40,151	1,697,986
US Bancorp	130,023	5,483,070
Wells Fargo & Co.	370,172	17,757,151

		34,196,964

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	311,961	13,610,858
Dr Pepper Snapple Group, Inc.	14,887	1,466,518
Monster Beverage Corp.†	11,279	1,811,746
PepsiCo, Inc.	115,729	12,605,203

		29,494,325

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	8,051	790,528
Constellation Brands, Inc., Class A	14,134	2,326,880

		3,117,408

Brewery — 0.1%
Molson Coors Brewing Co., Class B	14,752	1,507,064

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	12,055	302,460
Discovery Communications, Inc., Class C†	19,128	469,401
Scripps Networks Interactive, Inc., Class A	7,613	502,915

		1,274,776

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	12,288	777,462

219

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,089	$1,031,286
Vulcan Materials Co.	10,670	1,322,866

		2,354,152

Building Products-Wood — 0.1%
Masco Corp.	26,660	972,557

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	26,449	869,643
Lennar Corp., Class A	14,694	687,679
PulteGroup, Inc.	25,229	534,351

		2,091,673

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	193,715	13,027,334

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	6,524	639,026

Chemicals-Diversified — 0.9%
Dow Chemical Co.	89,962	4,828,261
E.I. du Pont de Nemours & Co.	69,987	4,841,001
Eastman Chemical Co.	11,910	776,889
FMC Corp.	10,715	509,391
LyondellBasell Industries NV, Class A	27,351	2,058,436
PPG Industries, Inc.	21,317	2,232,103

		15,246,081

Chemicals-Specialty — 0.3%
Albemarle Corp.	8,997	757,277
Ecolab, Inc.	21,149	2,503,619
International Flavors & Fragrances, Inc.	6,386	850,935

		4,111,831

Coatings/Paint — 0.1%
Sherwin-Williams Co.	6,298	1,887,700

Commercial Services — 0.2%
Cintas Corp.	6,943	744,776
Nielsen Holdings PLC	28,907	1,556,931
Quanta Services, Inc.†	12,100	309,760

		2,611,467

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	36,497	3,246,408
Equifax, Inc.	9,534	1,262,874
Global Payments, Inc.	12,338	921,155
H&R Block, Inc.	17,979	427,720
Moody’s Corp.	13,544	1,435,799
PayPal Holdings, Inc.†	88,369	3,290,862
S&P Global, Inc.	21,199	2,590,518
Total System Services, Inc.	13,533	689,100
Western Union Co.	39,350	787,000

		14,651,436

Computer Aided Design — 0.1%
Autodesk, Inc.†	17,993	1,069,684

Computer Services — 1.4%
Accenture PLC, Class A	49,978	5,638,018
Cognizant Technology Solutions Corp., Class A†	48,543	2,790,737
CSRA, Inc.	10,990	295,851

Security Description	Shares	Value (Note 3)
Computer Services (continued)
Hewlett Packard Enterprise Co.	133,139	$2,798,582
International Business Machines Corp.	70,760	11,365,471
Teradata Corp.†	10,415	295,578

		23,184,237

Computer Software — 0.0%
Akamai Technologies, Inc.†	14,068	710,856

Computers — 2.9%
Apple, Inc.	438,862	45,733,809
HP, Inc.	137,057	1,920,169

		47,653,978

Computers-Memory Devices — 0.4%
EMC Corp.	156,493	4,425,622
NetApp, Inc.	23,160	610,266
Seagate Technology PLC	23,914	765,965
Western Digital Corp.	22,548	1,071,256

		6,873,109

Consulting Services — 0.1%
Verisk Analytics, Inc.†	12,395	1,057,046

Consumer Products-Misc. — 0.3%
Clorox Co.	10,362	1,358,147
Kimberly-Clark Corp.	28,854	3,738,036

		5,096,183

Containers-Metal/Glass — 0.1%
Ball Corp.	13,936	984,857
Owens-Illinois, Inc.†	12,972	243,744

		1,228,601

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	15,794	745,161
WestRock Co.	20,239	868,455

		1,613,616

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	71,549	5,325,392
Estee Lauder Cos., Inc., Class A	17,833	1,656,686
Procter & Gamble Co.	213,272	18,253,950

		25,236,028

Cruise Lines — 0.2%
Carnival Corp.	35,130	1,641,274
Royal Caribbean Cruises, Ltd.	13,451	974,390

		2,615,664

Data Processing/Management — 0.4%
Dun & Bradstreet Corp.	2,904	375,342
Fidelity National Information Services, Inc.	22,231	1,768,032
Fiserv, Inc.†	17,812	1,965,732
Paychex, Inc.	25,679	1,522,251

		5,631,357

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	18,766	1,201,775
Patterson Cos., Inc.	6,668	329,132

		1,530,907

Diagnostic Equipment — 0.9%
Abbott Laboratories	117,711	5,267,567

220

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Diagnostic Equipment (continued)
Danaher Corp.	48,005	$3,909,527
Thermo Fisher Scientific, Inc.	31,527	5,007,749

		14,184,843

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	13,070	1,013,448

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	5,873	1,313,966

Distribution/Wholesale — 0.2%
Fastenal Co.	23,146	989,492
LKQ Corp.†	24,570	844,962
WW Grainger, Inc.	4,518	988,764

		2,823,218

Diversified Banking Institutions — 3.0%
Bank of America Corp.	823,007	11,925,372
Citigroup, Inc.	235,152	10,302,009
Goldman Sachs Group, Inc.	30,951	4,915,328
JPMorgan Chase & Co.	292,978	18,741,803
Morgan Stanley	121,055	3,477,910

		49,362,422

Diversified Manufacturing Operations — 2.6%
3M Co.	48,595	8,667,404
Dover Corp.	12,430	887,875
Eaton Corp PLC	36,695	2,326,830
General Electric Co.	736,774	22,943,143
Illinois Tool Works, Inc.	25,913	2,990,360
Ingersoll-Rand PLC	20,628	1,366,811
Parker-Hannifin Corp.	10,790	1,232,110
Pentair PLC	14,478	923,986
Textron, Inc.	21,539	840,021

		42,178,540

Diversified Operations — 0.0%
Leucadia National Corp.	26,706	487,652

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	30,998	23,521,592
eBay, Inc.†	84,687	2,638,847

		26,160,439

E-Commerce/Services — 0.4%
Expedia, Inc.	9,391	1,095,460
Priceline Group, Inc.†	3,977	5,372,172
TripAdvisor, Inc.†	9,157	640,715

		7,108,347

Electric Products-Misc. — 0.2%
AMETEK, Inc.	18,700	879,461
Emerson Electric Co.	51,545	2,881,365

		3,760,826

Electric-Distribution — 0.1%
PPL Corp.	54,237	2,045,277

Electric-Integrated — 2.8%
AES Corp.	52,799	652,068
Alliant Energy Corp.	18,197	732,429
Ameren Corp.	19,440	1,019,434
American Electric Power Co., Inc.	39,363	2,727,856
CMS Energy Corp.	22,366	1,010,496
Consolidated Edison, Inc.	24,369	1,951,470

Security Description	Shares	Value (Note 3)
Electric-Integrated (continued)
Dominion Resources, Inc.	49,372	$3,852,003
DTE Energy Co.	14,376	1,401,948
Duke Energy Corp.	55,195	4,724,140
Edison International	26,103	2,019,850
Entergy Corp.	14,319	1,165,423
Eversource Energy	25,414	1,486,465
Exelon Corp.	73,856	2,753,352
FirstEnergy Corp.	34,028	1,188,258
NextEra Energy, Inc.	36,971	4,743,010
PG&E Corp.	39,742	2,541,103
Pinnacle West Capital Corp.	8,904	702,258
Public Service Enterprise Group, Inc.	40,535	1,865,015
SCANA Corp.	11,450	858,063
Southern Co.	75,199	4,023,146
WEC Energy Group, Inc.	25,289	1,641,509
Xcel Energy, Inc.	40,697	1,789,854

		44,849,150

Electronic Components-Misc. — 0.2%
Corning, Inc.	86,159	1,914,453
Garmin, Ltd.	9,398	510,593

		2,425,046

Electronic Components-Semiconductors — 1.9%
Broadcom, Ltd.	29,718	4,813,722
Intel Corp.	378,335	13,188,758
Microchip Technology, Inc.	17,212	957,676
Micron Technology, Inc.†	83,089	1,141,643
NVIDIA Corp.	40,644	2,320,772
Qorvo, Inc.†	10,217	646,021
Skyworks Solutions, Inc.	15,242	1,006,277
Texas Instruments, Inc.	80,460	5,612,085
Xilinx, Inc.	20,329	1,038,405

		30,725,359

Electronic Connectors — 0.2%
Amphenol Corp., Class A	24,670	1,468,358
TE Connectivity, Ltd.	28,652	1,727,143

		3,195,501

Electronic Forms — 0.2%
Adobe Systems, Inc.†	40,077	3,921,935

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	26,261	1,263,417
FLIR Systems, Inc.	11,026	359,227
Fortive Corp.†	24,002	1,157,136

		2,779,780

Electronic Security Devices — 0.1%
Allegion PLC	7,669	555,159
Tyco International PLC	34,091	1,553,527

		2,108,686

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	6,165	934,799

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	6,143	286,755

Engineering/R&D Services — 0.1%
Fluor Corp.	11,154	596,962
Jacobs Engineering Group, Inc.†	9,768	522,783

		1,119,745

221

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Engines-Internal Combustion — 0.1%
Cummins, Inc.	12,694	$1,558,442

Enterprise Software/Service — 0.7%
CA, Inc.	23,708	821,482
Oracle Corp.	249,371	10,234,186

		11,055,668

Entertainment Software — 0.2%
Activision Blizzard, Inc.	40,812	1,639,010
Electronic Arts, Inc.†	24,165	1,844,273

		3,483,283

Finance-Consumer Loans — 0.1%
Navient Corp.	26,480	376,016
Synchrony Financial†	66,815	1,862,802

		2,238,818

Finance-Credit Card — 1.6%
Alliance Data Systems Corp.†	4,721	1,093,478
American Express Co.	64,767	4,174,881
Discover Financial Services	33,027	1,877,255
MasterCard, Inc., Class A	77,781	7,407,862
Visa, Inc., Class A	152,615	11,911,601

		26,465,077

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	96,365	2,738,693
E*TRADE Financial Corp.†	22,331	560,062

		3,298,755

Finance-Other Services — 0.4%
CME Group, Inc.	27,131	2,773,874
Intercontinental Exchange, Inc.	9,537	2,519,675
Nasdaq, Inc.	9,226	652,832

		5,946,381

Food-Confectionery — 0.2%
Hershey Co.	11,259	1,247,047
J.M. Smucker Co.	9,588	1,478,086

		2,725,133

Food-Meat Products — 0.2%
Hormel Foods Corp.	21,650	808,628
Tyson Foods, Inc., Class A	24,079	1,772,214

		2,580,842

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	14,365	894,509
ConAgra Foods, Inc.	34,965	1,634,963
General Mills, Inc.	47,623	3,423,617
Kellogg Co.	20,193	1,670,163
Kraft Heinz Co.	47,738	4,124,086
McCormick & Co., Inc.	9,234	944,177
Mondelez International, Inc., Class A	124,353	5,469,045

		18,160,560

Food-Retail — 0.2%
Kroger Co.	76,419	2,612,766
Whole Foods Market, Inc.	25,720	783,945

		3,396,711

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	41,988	2,174,559

Security Description	Shares	Value (Note 3)
Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	34,501	$825,264
NiSource, Inc.	25,761	661,027
Sempra Energy	18,990	2,124,601

		3,610,892

Gold Mining — 0.1%
Newmont Mining Corp.	42,506	1,870,264

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	6,802	614,017

Home Decoration Products — 0.1%
Newell Brands, Inc.	36,590	1,919,511

Home Furnishings — 0.0%
Leggett & Platt, Inc.	10,762	565,758

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	15,277	1,095,361
Starwood Hotels & Resorts Worldwide, Inc.	13,503	1,054,044
Wyndham Worldwide Corp.	8,968	636,907

		2,786,312

Human Resources — 0.0%
Robert Half International, Inc.	10,520	384,401

Independent Power Producers — 0.0%
NRG Energy, Inc.	25,230	349,183

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,436	1,193,878

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	15,581	2,328,113
Praxair, Inc.	22,855	2,663,522

		4,991,635

Instruments-Controls — 0.4%
Honeywell International, Inc.	61,061	7,103,226

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	8,735	497,196
Waters Corp.†	6,484	1,030,502

		1,527,698

Insurance Brokers — 0.4%
Aon PLC	21,225	2,272,561
Arthur J. Gallagher & Co.	14,190	698,006
Marsh & McLennan Cos., Inc.	41,762	2,745,852
Willis Towers Watson PLC	11,091	1,371,069

		7,087,488

Insurance-Life/Health — 0.5%
Aflac, Inc.	33,168	2,397,383
Lincoln National Corp.	19,149	836,237
Principal Financial Group, Inc.	21,596	1,007,022
Prudential Financial, Inc.	35,413	2,666,245
Torchmark Corp.	8,989	556,149
Unum Group	19,049	636,427

		8,099,463

Insurance-Multi-line — 1.2%
Allstate Corp.	29,994	2,049,490
American International Group, Inc.(1)	89,658	4,880,981
Assurant, Inc.	4,962	411,896
Chubb, Ltd.	37,214	4,661,426

222

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Insurance-Multi-line (continued)
Cincinnati Financial Corp.	11,850	$885,195
Hartford Financial Services Group, Inc.	31,518	1,255,992
Loews Corp.	21,458	886,859
MetLife, Inc.	88,026	3,762,231

		18,794,070

Insurance-Property/Casualty — 0.3%
Progressive Corp.	46,711	1,518,575
Travelers Cos., Inc.	23,426	2,722,570
XL Group, Ltd.	22,807	789,350

		5,030,495

Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	150,136	21,660,121

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	185,230	22,957,406
Netflix, Inc.†	34,315	3,131,244

		26,088,650

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,365	662,148

Internet Security — 0.1%
Symantec Corp.	49,057	1,002,235
VeriSign, Inc.†	7,648	662,393

		1,664,628

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	4,310	632,622
Ameriprise Financial, Inc.	13,284	1,273,138
BlackRock, Inc.	10,078	3,691,067
Franklin Resources, Inc.	29,525	1,068,510
Invesco, Ltd.	33,431	975,517
Legg Mason, Inc.	8,444	288,278
T. Rowe Price Group, Inc.	19,885	1,405,671

		9,334,803

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	3,511	921,392

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	46,780	3,871,513

Machinery-Farming — 0.1%
Deere & Co.	23,919	1,858,745

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,107	1,381,109

Machinery-Pumps — 0.1%
Flowserve Corp.	10,444	499,745
Xylem, Inc.	14,333	685,261

		1,185,006

Medical Information Systems — 0.1%
Cerner Corp.†	24,107	1,504,036

Medical Instruments — 1.1%
Boston Scientific Corp.†	108,714	2,639,576
Edwards Lifesciences Corp.†	16,966	1,942,946
Intuitive Surgical, Inc.†	3,049	2,121,372
Medtronic PLC	112,664	9,872,747
St. Jude Medical, Inc.	22,775	1,891,236

		18,467,877

Security Description	Shares	Value (Note 3)
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	8,204	$1,144,950
Quest Diagnostics, Inc.	11,333	978,718

		2,123,668

Medical Products — 0.7%
Baxter International, Inc.	44,247	2,124,741
Becton Dickinson and Co.	17,001	2,992,176
Henry Schein, Inc.†	6,574	1,189,762
Stryker Corp.	25,168	2,926,535
Varian Medical Systems, Inc.†	7,627	722,582
Zimmer Biomet Holdings, Inc.	15,962	2,093,257

		12,049,053

Medical-Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	17,948	2,308,113
Amgen, Inc.	60,188	10,354,142
Biogen, Inc.†	17,550	5,088,271
Celgene Corp.†	62,062	6,962,736
Gilead Sciences, Inc.	106,708	8,480,085
Illumina, Inc.†	11,793	1,961,765
Regeneron Pharmaceuticals, Inc.†	6,248	2,656,150
Vertex Pharmaceuticals, Inc.†	19,817	1,922,249

		39,733,511

Medical-Drugs — 5.8%
AbbVie, Inc.	129,585	8,582,415
Allergan PLC†	31,692	8,016,491
Bristol-Myers Squibb Co.	133,748	10,005,688
Eli Lilly & Co.	77,828	6,451,163
Endo International PLC†	16,412	284,912
Johnson & Johnson	220,386	27,598,939
Mallinckrodt PLC†	8,759	589,831
Merck & Co., Inc.	221,779	13,009,556
Pfizer, Inc.	485,928	17,925,884
Zoetis, Inc.	36,574	1,845,890

		94,310,769

Medical-Generic Drugs — 0.2%
Mylan NV†	34,213	1,600,826
Perrigo Co. PLC	11,475	1,048,700

		2,649,526

Medical-HMO — 1.4%
Aetna, Inc.	28,090	3,236,249
Anthem, Inc.	21,067	2,766,940
Centene Corp.†	13,657	963,501
Cigna Corp.	20,550	2,650,128
Humana, Inc.	11,941	2,060,420
UnitedHealth Group, Inc.	76,180	10,908,976

		22,586,214

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	24,124	1,860,684
Universal Health Services, Inc., Class B	7,191	931,450

		2,792,134

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	14,700	1,252,293
Cardinal Health, Inc.	26,105	2,182,378
McKesson Corp.	18,029	3,507,722

		6,942,393

223

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Metal-Aluminum — 0.1%
Alcoa, Inc.	105,368	$1,119,008

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	100,323	1,300,186

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	14,508	767,763

Multimedia — 1.3%
Time Warner, Inc.	63,007	4,829,487
Twenty-First Century Fox, Inc., Class A	87,791	2,338,752
Twenty-First Century Fox, Inc., Class B	34,548	933,833
Viacom, Inc., Class B	27,771	1,262,747
Walt Disney Co.	119,593	11,474,948

		20,839,767

Networking Products — 0.8%
Cisco Systems, Inc.	402,990	12,303,285

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	19,012	974,555
Waste Management, Inc.	33,102	2,188,704

		3,163,259

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	15,112	291,813
Xerox Corp.	76,293	785,818

		1,077,631

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,144	556,446

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	5,164	117,326
Helmerich & Payne, Inc.	8,656	536,412
Transocean, Ltd.	27,504	302,269

		956,007

Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	40,895	2,230,004
Apache Corp.	30,329	1,592,272
Cabot Oil & Gas Corp.	37,255	919,081
Chesapeake Energy Corp.†	46,858	253,970
Cimarex Energy Co.	7,596	911,672
Concho Resources, Inc.†	10,443	1,297,021
ConocoPhillips	99,221	4,050,201
Devon Energy Corp.	41,982	1,607,071
EOG Resources, Inc.	44,089	3,602,071
EQT Corp.	13,839	1,008,310
Hess Corp.	21,120	1,133,088
Marathon Oil Corp.	67,914	926,347
Newfield Exploration Co.†	15,759	682,365
Noble Energy, Inc.	34,337	1,226,518
Occidental Petroleum Corp.	61,191	4,572,803
Pioneer Natural Resources Co.	13,103	2,130,155
Range Resources Corp.	13,599	548,176
Southwestern Energy Co.†	37,921	552,888

		29,244,013

Oil Companies-Integrated — 2.8%
Chevron Corp.	151,005	15,474,993
Exxon Mobil Corp.	332,234	29,552,214

Security Description	Shares	Value (Note 3)
Oil Companies-Integrated (continued)
Murphy Oil Corp.	12,968	$355,712

		45,382,919

Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	18,135	460,266
National Oilwell Varco, Inc.	30,210	977,294

		1,437,560

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	42,451	1,672,145
Phillips 66	37,477	2,850,501
Tesoro Corp.	9,612	731,954
Valero Energy Corp.	37,641	1,967,871

		7,222,471

Oil-Field Services — 0.8%
Baker Hughes, Inc.	35,086	1,678,164
Halliburton Co.	68,846	3,005,816
Schlumberger, Ltd.	111,331	8,964,372

		13,648,352

Paper & Related Products — 0.1%
International Paper Co.	32,944	1,509,165

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	50,700	3,856,749

Pipelines — 0.4%
Kinder Morgan, Inc.	146,612	2,980,622
ONEOK, Inc.	16,832	753,905
Spectra Energy Corp.	54,819	1,971,840
Williams Cos., Inc.	54,724	1,311,734

		7,018,101

Publishing-Newspapers — 0.0%
News Corp., Class A	30,491	395,468
News Corp., Class B	8,636	116,068

		511,536

Real Estate Investment Trusts — 2.9%
American Tower Corp.	34,015	3,937,917
Apartment Investment & Management Co., Class A	12,547	576,786
AvalonBay Communities, Inc.	10,989	2,040,108
Boston Properties, Inc.	12,306	1,749,052
Crown Castle International Corp.	26,992	2,619,034
Digital Realty Trust, Inc.	11,762	1,228,658
Equinix, Inc.	5,562	2,073,903
Equity Residential	29,284	1,991,019
Essex Property Trust, Inc.	5,241	1,225,765
Extra Space Storage, Inc.	10,032	862,953
Federal Realty Investment Trust	5,681	964,066
General Growth Properties, Inc.	46,702	1,492,129
HCP, Inc.	37,423	1,468,104
Host Hotels & Resorts, Inc.	59,876	1,062,200
Iron Mountain, Inc.	19,150	789,171
Kimco Realty Corp.	33,622	1,079,266
Macerich Co.	10,112	902,395
Prologis, Inc.	42,093	2,293,648
Public Storage	11,807	2,820,928
Realty Income Corp.	20,641	1,475,212
Simon Property Group, Inc.	24,790	5,628,322
SL Green Realty Corp.	8,031	946,212
UDR, Inc.	21,402	796,796

224

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Ventas, Inc.	27,091	$2,063,251
Vornado Realty Trust	14,216	1,526,798
Welltower, Inc.	28,602	2,268,997
Weyerhaeuser Co.	59,857	1,958,521

		47,841,211

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	23,381	665,189

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	7,090	564,860

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	22,275	960,275
Foot Locker, Inc.	10,902	649,977
Gap, Inc.	18,174	468,707
L Brands, Inc.	20,270	1,497,953
PVH Corp.	6,493	656,183
Ross Stores, Inc.	32,193	1,990,493
Urban Outfitters, Inc.†	6,943	207,596

		6,431,184

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	5,892	1,000,815
AutoZone, Inc.†	2,391	1,946,202
Genuine Parts Co.	11,987	1,225,551
O’Reilly Automotive, Inc.†	7,727	2,245,698

		6,418,266

Retail-Automobile — 0.1%
AutoNation, Inc.†	5,698	303,988
CarMax, Inc.†	15,529	904,720

		1,208,708

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	12,368	555,942

Retail-Building Products — 1.2%
Home Depot, Inc.	99,672	13,778,657
Lowe’s Cos., Inc.	70,995	5,841,469

		19,620,126

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	22,590	759,024

Retail-Discount — 1.4%
Costco Wholesale Corp.	35,097	5,868,921
Dollar General Corp.	22,735	2,153,914
Dollar Tree, Inc.†	18,873	1,817,281
Target Corp.	47,213	3,556,555
Wal-Mart Stores, Inc.	122,358	8,928,463

		22,325,134

Retail-Drug Store — 0.8%
CVS Health Corp.	86,053	7,978,834
Walgreens Boots Alliance, Inc.	69,240	5,487,270

		13,466,104

Retail-Gardening Products — 0.1%
Tractor Supply Co.	10,690	979,738

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	6,249	549,350
Tiffany & Co.	8,783	566,679

		1,116,029

Security Description	Shares	Value (Note 3)
Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	10,282	$454,773
TJX Cos., Inc.	52,966	4,328,381

		4,783,154

Retail-Office Supplies — 0.0%
Staples, Inc.	51,780	481,036

Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,003	1,306,834

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,718	612,121
Macy’s, Inc.	24,708	885,288

		1,497,409

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	2,339	991,713
Darden Restaurants, Inc.	9,137	562,474
McDonald’s Corp.	70,335	8,274,913
Starbucks Corp.	117,370	6,813,328
Yum! Brands, Inc.	32,644	2,919,026

		19,561,454

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	21,308	610,900

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	24,906	377,575

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	24,625	1,571,814
Linear Technology Corp.	19,156	1,149,169
QUALCOMM, Inc.	117,692	7,365,165

		10,086,148

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	87,264	2,294,171
KLA-Tencor Corp.	12,475	944,482
Lam Research Corp.	12,786	1,147,799

		4,386,452

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	10,281	1,010,005

Steel-Producers — 0.1%
Nucor Corp.	25,472	1,366,318

Telecom Services — 0.1%
Level 3 Communications, Inc.†	23,228	1,175,337

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	28,301	642,150

Telephone-Integrated — 2.5%
AT&T, Inc.	493,231	21,351,970
CenturyLink, Inc.	43,750	1,375,500
Frontier Communications Corp.	93,988	488,738
Verizon Communications, Inc.	326,600	18,096,906

		41,313,114

Television — 0.1%
CBS Corp., Class B	33,275	1,737,620
TEGNA, Inc.	17,432	381,761

		2,119,381

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,104	1,066,430

225

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Tobacco — 1.6%
Altria Group, Inc.	156,753	$10,612,178
Philip Morris International, Inc.	124,289	12,461,215
Reynolds American, Inc.	66,329	3,320,430

		26,393,823

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,658	732,098
Stanley Black & Decker, Inc.	12,026	1,463,564

		2,195,662

Toys — 0.1%
Hasbro, Inc.	8,991	730,339
Mattel, Inc.	27,276	910,473

		1,640,812

Transport-Rail — 0.7%
CSX Corp.	76,585	2,169,653
Kansas City Southern	8,651	831,448
Norfolk Southern Corp.	23,694	2,127,247
Union Pacific Corp.	67,385	6,270,174

		11,398,522

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,438	796,314
Expeditors International of Washington, Inc.	14,585	720,936
FedEx Corp.	20,001	3,238,162
Ryder System, Inc.	4,302	283,502
United Parcel Service, Inc., Class B	55,319	5,979,984

		11,018,898

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,129	592,634

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	14,955	1,333,986

Water — 0.1%
American Water Works Co., Inc.	14,238	1,175,774

Security Description	Shares/ Principal Amount	Value (Note 3)
Web Portals/ISP — 2.4%
Alphabet, Inc., Class A†	23,529	$18,619,439
Alphabet, Inc., Class C†	23,663	18,191,877
Yahoo!, Inc.†	70,020	2,674,064

		39,485,380

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	12,729	883,138

X-Ray Equipment — 0.0%
Hologic, Inc.†	19,435	748,053

Total Common Stocks (cost $1,275,758,012)		1,509,139,102

EXCHANGE-TRADED FUNDS — 5.5%
iShares Core S&P 500 ETF	185,700	40,545,738
SPDR S&P 500 ETF Trust, Series 1	222,680	48,354,962

Total Exchange-Traded Funds (cost $84,420,570)		88,900,700

Total Long-Term Investment Securities (cost $1,360,178,582)		1,598,039,802

REPURCHASE AGREEMENTS — 5.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $82,357,000)	$82,357,000	82,357,000

TOTAL INVESTMENTS (cost $1,442,535,582)(3)	103.5%	1,680,396,802
Liabilities in excess of other assets	(3.5)	(56,091,289)

NET ASSETS	100.0%	$1,624,305,513

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 9)
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ETF — Exchanged Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
263	Long	S&P 500 E-Mini Index	September 2016	$27,167,679	$28,511,830	$1,344,151

226

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 —(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,509,139,102	$—	$—	$1,509,139,102
Exchange - Traded Funds	88,900,700	—	—	88,900,700
Repurchase Agreements	—	82,357,000	—	82,357,000

Total Investments at Value	$1,598,039,802	$82,357,000	$—	$1,680,396,802

Other Financial Instruments:+
Open Futures Contracts	$1,344,151	$—	$—	$1,344,151

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

227

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	9.7%
Banks-Super Regional	7.4
Oil Companies-Integrated	4.8
Electric-Integrated	4.4
Real Estate Investment Trusts	4.1
Insurance-Multi-line	4.0
Investment Management/Advisor Services	3.5
Tobacco	3.4
Oil Companies-Exploration & Production	3.4
Diversified Manufacturing Operations	2.7
Insurance-Property/Casualty	2.3
Beverages-Non-alcoholic	2.1
Banks-Commercial	2.0
Finance-Other Services	1.9
Computers	1.9
Applications Software	1.9
Chemicals-Diversified	1.7
Telephone-Integrated	1.7
Retail-Building Products	1.6
Medical Products	1.6
Semiconductor Components-Integrated Circuits	1.6
Instruments-Controls	1.5
Electronic Components-Semiconductors	1.5
Commercial Services-Finance	1.3
Food-Misc./Diversified	1.3
Transport-Rail	1.2
Multimedia	1.2
Data Processing/Management	1.2
Consumer Products-Misc.	1.1
Gas-Distribution	1.1
Non-Hazardous Waste Disposal	1.0
Apparel Manufacturers	1.0
Industrial Gases	1.0
Retail-Apparel/Shoe	1.0
Retail-Auto Parts	0.9
Aerospace/Defense	0.9
Banks-Fiduciary	0.9
Diagnostic Equipment	0.9
Insurance-Life/Health	0.8
Semiconductor Equipment	0.8
Oil-Field Services	0.8
Tools-Hand Held	0.8
Cable/Satellite TV	0.8
Brewery	0.7
Retail-Jewelry	0.7
Hotels/Motels	0.6
Computer Services	0.6
Transport-Services	0.6
Cosmetics & Toiletries	0.6
Time Deposits	0.6
Insurance Brokers	0.5
Coatings/Paint	0.5
Finance-Credit Card	0.5
Diversified Banking Institutions	0.5
Medical-Biomedical/Gene	0.5
Retail-Consumer Electronics	0.5
Oil Refining & Marketing	0.4
Auto-Heavy Duty Trucks	0.4
Theaters	0.4
Chemicals-Specialty	0.3
Aerospace/Defense-Equipment	0.3

Insurance-Reinsurance	0.2%
Containers-Paper/Plastic	0.2
Retail-Restaurants	0.2

100.5%

*	Calculated as a percentage of net assets

228

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.9%
Aerospace/Defense — 0.9%
General Dynamics Corp.	72,487	$10,647,615

Aerospace/Defense-Equipment — 0.3%
United Technologies Corp.	30,275	3,259,104

Apparel Manufacturers — 1.0%
VF Corp.	185,717	11,594,312

Applications Software — 1.9%
Microsoft Corp.	379,615	21,516,578

Auto-Heavy Duty Trucks — 0.4%
PACCAR, Inc.	74,591	4,398,631

Banks-Commercial — 2.0%
BB&T Corp.	319,549	11,781,772
Cullen/Frost Bankers, Inc.	81,444	5,529,233
M&T Bank Corp.	47,711	5,465,772

		22,776,777

Banks-Fiduciary — 0.9%
Northern Trust Corp.	148,801	10,057,460

Banks-Super Regional — 7.4%
Capital One Financial Corp.	121,423	8,145,055
PNC Financial Services Group, Inc.	259,847	21,476,354
US Bancorp	292,349	12,328,357
Wells Fargo & Co.	918,280	44,049,892

		85,999,658

Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	156,282	6,818,583
Dr Pepper Snapple Group, Inc.	103,937	10,238,834
PepsiCo, Inc.	65,890	7,176,739

		24,234,156

Brewery — 0.7%
Molson Coors Brewing Co., Class B	82,897	8,468,758

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	129,802	8,729,185

Chemicals-Diversified — 1.7%
E.I. du Pont de Nemours & Co.	133,102	9,206,665
PPG Industries, Inc.	104,621	10,954,865

		20,161,530

Chemicals-Specialty — 0.3%
International Flavors & Fragrances, Inc.	27,530	3,668,373

Coatings/Paint — 0.5%
RPM International, Inc.	112,010	6,077,663

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	95,170	8,465,372
S&P Global, Inc.	55,326	6,760,837

		15,226,209

Computer Services — 0.6%
Accenture PLC, Class A	65,713	7,413,084

Computers — 1.9%
Apple, Inc.	210,624	21,949,127

Consumer Products-Misc. — 1.1%
Kimberly-Clark Corp.	99,001	12,825,580

Security Description	Shares	Value (Note 3)
Containers-Paper/Plastic — 0.2%
WestRock Co.	57,412	$2,463,549

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	80,989	6,931,849

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc.	171,301	13,623,569

Diagnostic Equipment — 0.9%
Abbott Laboratories	222,276	9,946,851

Diversified Banking Institutions — 0.5%
Bank of America Corp.	401,500	5,817,735

Diversified Manufacturing Operations — 2.7%
3M Co.	72,838	12,991,386
Illinois Tool Works, Inc.	159,635	18,421,879

		31,413,265

Electric-Integrated — 4.4%
CMS Energy Corp.	289,108	13,061,899
DTE Energy Co.	20,397	1,989,115
Edison International	186,025	14,394,615
NextEra Energy, Inc.	75,813	9,726,050
Xcel Energy, Inc.	275,587	12,120,316

		51,291,995

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	252,742	17,628,754

Finance-Credit Card — 0.5%
Discover Financial Services	102,618	5,832,807

Finance-Other Services — 1.9%
CME Group, Inc.	217,444	22,231,475

Food-Misc./Diversified — 1.3%
Kraft Heinz Co.	33,470	2,891,473
Mondelez International, Inc., Class A	268,827	11,823,012

		14,714,485

Gas-Distribution — 1.1%
NiSource, Inc.	287,808	7,385,153
Sempra Energy	47,651	5,331,194

		12,716,347

Hotels/Motels — 0.6%
Wyndham Worldwide Corp.	104,463	7,418,962

Industrial Gases — 1.0%
Praxair, Inc.	98,997	11,537,110

Instruments-Controls — 1.5%
Honeywell International, Inc.	152,371	17,725,318

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	126,455	6,220,321

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	128,680	9,688,317

Insurance-Multi-line — 4.0%
Chubb, Ltd.	78,097	9,782,430
Cincinnati Financial Corp.	75,446	5,635,816
Hartford Financial Services Group, Inc.	401,351	15,993,837
MetLife, Inc.	350,156	14,965,668

		46,377,751

229

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 2.3%
Progressive Corp.	132,439	$4,305,592
Travelers Cos., Inc.	197,002	22,895,572

		27,201,164

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	54,903	2,713,855

Investment Management/Advisor Services — 3.5%
Ameriprise Financial, Inc.	45,513	4,361,966
BlackRock, Inc.	67,321	24,656,316
T. Rowe Price Group, Inc.	169,217	11,961,950

		40,980,232

Medical Products — 1.6%
Becton Dickinson and Co.	105,194	18,514,144

Medical-Biomedical/Gene — 0.5%
Gilead Sciences, Inc.	72,350	5,749,655

Medical-Drugs — 9.7%
AbbVie, Inc.	33,323	2,206,983
Bristol-Myers Squibb Co.	205,752	15,392,307
Eli Lilly & Co.	173,034	14,342,788
Johnson & Johnson	255,853	32,040,471
Merck & Co., Inc.	389,348	22,839,154
Pfizer, Inc.	708,499	26,136,528

		112,958,231

Multimedia — 1.2%
Time Warner, Inc.	185,608	14,226,853

Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	235,058	12,049,073

Oil Companies-Exploration & Production — 3.4%
ConocoPhillips	374,991	15,307,133
Occidental Petroleum Corp.	323,707	24,190,624

		39,497,757

Oil Companies-Integrated — 4.8%
Chevron Corp.	227,063	23,269,416
Exxon Mobil Corp.	361,315	32,138,969

		55,408,385

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	92,180	4,819,170

Oil-Field Services — 0.8%
Schlumberger, Ltd.	112,842	9,086,038

Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities, Inc.	44,357	4,981,291
AvalonBay Communities, Inc.	58,610	10,880,946
Boston Properties, Inc.	56,650	8,051,665
HCP, Inc.	181,230	7,109,653
Simon Property Group, Inc.	72,384	16,434,063

		47,457,618

Retail-Apparel/Shoe — 1.0%
L Brands, Inc.	150,974	11,156,979

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Auto Parts — 0.9%
Genuine Parts Co.	108,000	$11,041,920

Retail-Building Products — 1.6%
Home Depot, Inc.	133,963	18,519,045

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	164,319	5,521,118

Retail-Jewelry — 0.7%
Tiffany & Co.	119,952	7,739,303

Retail-Restaurants — 0.2%
Brinker International, Inc.	46,798	2,206,058

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	161,442	10,304,843
QUALCOMM, Inc.	130,910	8,192,348

		18,497,191

Semiconductor Equipment — 0.8%
KLA-Tencor Corp.	125,824	9,526,135

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	363,068	20,117,598

Theaters — 0.4%
Cinemark Holdings, Inc.	114,057	4,288,543

Tobacco — 3.4%
Altria Group, Inc.	348,679	23,605,568
Philip Morris International, Inc.	99,062	9,931,956
Reynolds American, Inc.	126,960	6,355,618

		39,893,142

Tools-Hand Held — 0.8%
Snap-on, Inc.	18,401	2,892,085
Stanley Black & Decker, Inc.	49,680	6,046,056

		8,938,141

Transport-Rail — 1.2%
Norfolk Southern Corp.	81,064	7,277,926
Union Pacific Corp.	74,937	6,972,888

		14,250,814

Transport-Services — 0.6%
United Parcel Service, Inc., Class B	68,148	7,366,799

Total Long-Term Investment Securities (cost $1,000,655,050)		1,162,309,221

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016 (cost $6,598,000)	$6,598,000	6,598,000

TOTAL INVESTMENTS (cost $1,007,253,050)(1)	100.5%	1,168,907,221
Liabilities in excess of other assets	(0.5)	(5,495,717)

NET ASSETS	100.0%	$1,163,411,504

(1)	See Note 4 for cost of investments on a tax basis.

230

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,162,309,221	$—	$—	$1,162,309,221
Short-Term Investment Securities	—	6,598,000	—	6,598,000

	$1,162,309,221	$6,598,000	$—	$1,168,907,221

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were transfers between Levels during the reporting period.

See Notes to Financial Statements

231

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	6.1%
Food-Misc./Diversified	5.1
Computers	5.0
Web Portals/ISP	4.7
Diversified Manufacturing Operations	4.2
Oil Companies-Integrated	3.9
Cable/Satellite TV	3.4
Finance-Other Services	3.0
Beverages-Non-alcoholic	2.8
Tobacco	2.7
Insurance-Reinsurance	2.7
Commercial Services-Finance	2.6
Medical-HMO	2.6
Diversified Banking Institutions	2.4
Retail-Building Products	2.2
Electric-Integrated	2.2
Telephone-Integrated	2.2
Pharmacy Services	2.2
Transport-Rail	1.9
Retail-Restaurants	1.9
Banks-Super Regional	1.9
Repurchase Agreements	1.7
Computer Services	1.7
Internet Content-Entertainment	1.7
Chemicals-Diversified	1.4
Banks-Fiduciary	1.4
Finance-Credit Card	1.3
Real Estate Investment Trusts	1.3
Commercial Services	1.2
Electronic Security Devices	1.2
Medical Instruments	1.2
Retail-Auto Parts	1.2
Insurance-Property/Casualty	1.1
Pipelines	1.1
Non-Hazardous Waste Disposal	1.0
Insurance Brokers	1.0
Medical-Biomedical/Gene	1.0
Aerospace/Defense	1.0
Medical-Wholesale Drug Distribution	1.0
Aerospace/Defense-Equipment	0.9
E-Commerce/Products	0.9
Office Automation & Equipment	0.9
Oil Companies-Exploration & Production	0.9
Banks-Commercial	0.8
Semiconductor Equipment	0.8
Medical Information Systems	0.8
Building Products-Cement	0.7
Machinery-Farming	0.7
Medical-Generic Drugs	0.7
Gas-Distribution	0.7
Computers-Memory Devices	0.5
Electronic Measurement Instruments	0.5
Auto/Truck Parts & Equipment-Original	0.5
Oil Refining & Marketing	0.5
Retail-Automobile	0.4

99.4%

*	Calculated as a percentage of net assets

232

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.7%
Aerospace/Defense — 1.0%
Lockheed Martin Corp.	15,848	$4,005,265

Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	34,291	3,691,426

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	28,370	1,924,053

Banks-Commercial — 0.8%
M&T Bank Corp.	29,197	3,344,808

Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	136,358	5,372,505

Banks-Super Regional — 1.9%
SunTrust Banks, Inc.	88,110	3,726,172
US Bancorp	85,230	3,594,149

		7,320,321

Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	99,869	10,877,731

Building Products-Cement — 0.7%
Vulcan Materials Co.	23,705	2,938,946

Cable/Satellite TV — 3.4%
Comcast Corp., Class A	199,491	13,415,770

Chemicals-Diversified — 1.4%
E.I. du Pont de Nemours & Co.	37,980	2,627,077
PPG Industries, Inc.	28,445	2,978,476

		5,605,553

Commercial Services — 1.2%
Nielsen Holdings PLC	89,801	4,836,682

Commercial Services-Finance — 2.6%
PayPal Holdings, Inc.†	131,549	4,898,885
S&P Global, Inc.	42,840	5,235,048

		10,133,933

Computer Services — 1.7%
Amdocs, Ltd.	115,585	6,745,541

Computers — 5.0%
Apple, Inc.	188,796	19,674,431

Computers-Memory Devices — 0.5%
Western Digital Corp.	43,888	2,085,119

Diversified Banking Institutions — 2.4%
Citigroup, Inc.	217,960	9,548,828

Diversified Manufacturing Operations — 4.2%
General Electric Co.	529,251	16,480,876

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	4,727	3,586,895

Electric-Integrated — 2.2%
OGE Energy Corp.	46,520	1,496,548
PG&E Corp.	114,185	7,300,989

		8,797,537

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	41,930	2,017,252

Electronic Security Devices — 1.2%
Tyco International PLC	105,516	4,808,364

Finance-Credit Card — 1.3%
Discover Financial Services	87,579	4,977,990

Security Description	Shares	Value (Note 3)
Finance-Other Services — 3.0%
CME Group, Inc.	116,289	$11,889,387

Food-Misc./Diversified — 5.1%
Kraft Heinz Co.	102,572	8,861,195
Mondelez International, Inc., Class A	257,793	11,337,736

		20,198,931

Gas-Distribution — 0.7%
AmeriGas Partners LP	54,697	2,728,833

Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	61,434	4,039,286

Insurance-Property/Casualty — 1.1%
Progressive Corp.	133,290	4,333,258

Insurance-Reinsurance — 2.7%
Berkshire Hathaway, Inc., Class B†	74,895	10,805,102

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	54,138	6,709,864

Machinery-Farming — 0.7%
Deere & Co.	37,280	2,897,029

Medical Information Systems — 0.8%
Cerner Corp.†	48,230	3,009,070

Medical Instruments — 1.2%
Boston Scientific Corp.†	197,096	4,785,491

Medical-Biomedical/Gene — 1.0%
Celgene Corp.†	35,970	4,035,474

Medical-Drugs — 6.1%
Bristol-Myers Squibb Co.	110,158	8,240,920
Johnson & Johnson	82,966	10,389,832
Merck & Co., Inc.	93,835	5,504,361

		24,135,113

Medical-Generic Drugs — 0.7%
Mylan NV†	61,813	2,892,230

Medical-HMO — 2.6%
Humana, Inc.	15,360	2,650,368
UnitedHealth Group, Inc.	52,111	7,462,295

		10,112,663

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	20,170	3,924,275

Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	33,020	1,692,605
Waste Connections, Inc.	32,274	2,403,768

		4,096,373

Office Automation & Equipment — 0.9%
Xerox Corp.	347,824	3,582,587

Oil Companies-Exploration & Production — 0.9%
Noble Energy, Inc.	97,176	3,471,127

Oil Companies-Integrated — 3.9%
Chevron Corp.	98,901	10,135,375
Suncor Energy, Inc.	190,232	5,119,143

		15,254,518

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	75,319	1,914,609

Pharmacy Services — 2.2%
Express Scripts Holding Co.†	113,424	8,628,164

233

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Pipelines — 1.1%
Magellan Midstream Partners LP	57,566	$4,194,259

Real Estate Investment Trusts — 1.3%
Simon Property Group, Inc.	21,888	4,969,452

Retail-Auto Parts — 1.2%
AutoZone, Inc.†	5,755	4,684,397

Retail-Automobile — 0.4%
CarMax, Inc.†	24,680	1,437,857

Retail-Building Products — 2.2%
Home Depot, Inc.	63,967	8,842,798

Retail-Restaurants — 1.9%
McDonald’s Corp.	62,940	7,404,891

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	116,076	3,051,638

Telephone-Integrated — 2.2%
Verizon Communications, Inc.	156,205	8,655,319

Tobacco — 2.7%
Philip Morris International, Inc.	108,220	10,850,137

Transport-Rail — 1.9%
Canadian National Railway Co.	52,620	3,326,110
Canadian Pacific Railway, Ltd.	28,350	4,246,263

		7,572,373

Security Description	Shares/ Principal Amount	Value (Note 3)
Web Portals/ISP — 4.7%
Alphabet, Inc., Class C†	24,097	18,525,533

Total Long-Term Investment Securities (cost $348,491,467)		385,821,864

REPURCHASE AGREEMENTS — 1.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/29/2016, to be repurchased 08/01/2016 in th amount of $6,769,006, and collateralized by $6,525,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $6,905,884 (cost $6,769,000)	$6,769,000	6,769,000

TOTAL INVESTMENTS (cost $355,260,467)(1)	99.4%	392,590,864
Other assets less liabilities	0.6	2,454,303

NET ASSETS	100.0%	$395,045,167

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$385,821,864	$—	$—	$385,821,864
Repurchase Agreements	—	6,769,000	—	6,769,000

Total Investments at Value*	$385,821,864	$6,769,000	$—	$392,590,864

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

234

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	9.2%
Diversified Banking Institutions	7.9
Oil Companies-Integrated	6.9
Banks-Super Regional	6.0
Computers	5.0
Registered Investment Companies	3.4
Retail-Discount	3.2
Multimedia	3.1
Electric-Integrated	3.1
Telephone-Integrated	2.9
Enterprise Software/Service	2.3
Medical-Biomedical/Gene	2.2
Electronic Components-Semiconductors	2.2
Computer Services	2.0
Aerospace/Defense	2.0
Networking Products	1.9
Insurance-Property/Casualty	1.9
Chemicals-Diversified	1.9
Insurance-Multi-line	1.8
Diversified Manufacturing Operations	1.6
Transport-Rail	1.6
Investment Management/Advisor Services	1.5
Exchange-Traded Funds	1.5
Insurance-Life/Health	1.5
Aerospace/Defense-Equipment	1.3
Medical-HMO	1.2
Finance-Credit Card	1.2
Banks-Fiduciary	1.2
Instruments-Controls	1.1
Cable/Satellite TV	1.0
Auto-Cars/Light Trucks	1.0
Oil Refining & Marketing	0.9
Auto/Truck Parts & Equipment-Original	0.7
Medical-Wholesale Drug Distribution	0.7
Oil Companies-Exploration & Production	0.7
Semiconductor Components-Integrated Circuits	0.7
Computers-Memory Devices	0.6
Electronic Components-Misc.	0.6
Pharmacy Services	0.5
Medical-Hospitals	0.5
Transport-Services	0.5
Electric Products-Misc.	0.4
Banks-Commercial	0.4
Agricultural Operations	0.4
Insurance-Reinsurance	0.4
Food-Retail	0.4
Machinery-Farming	0.4
Advertising Agencies	0.3
Television	0.3
Cruise Lines	0.3
Finance-Consumer Loans	0.3
Airlines	0.3
Steel-Producers	0.3
Containers-Paper/Plastic	0.3
Auto-Heavy Duty Trucks	0.2
Tools-Hand Held	0.2
Engines-Internal Combustion	0.2
Paper & Related Products	0.2
Apparel Manufacturers	0.2
Electronic Parts Distribution	0.2
Industrial Automated/Robotic	0.2

Oil-Field Services	0.2%
Electronics-Military	0.2
Engineering/R&D Services	0.2
Office Automation & Equipment	0.2
Distribution/Wholesale	0.2
Finance-Investment Banker/Broker	0.2
Appliances	0.2
Building-Residential/Commercial	0.2
Medical Labs & Testing Services	0.1
Semiconductor Equipment	0.1
Finance-Other Services	0.1
Retail-Consumer Electronics	0.1
Hotels/Motels	0.1
Commercial Services-Finance	0.1
Retail-Apparel/Shoe	0.1
Finance-Auto Loans	0.1
Broadcast Services/Program	0.1
Finance-Mortgage Loan/Banker	0.1
Motorcycle/Motor Scooter	0.1
Food-Misc./Diversified	0.1
Shipbuilding	0.1
Savings & Loans/Thrifts	0.1
Containers-Metal/Glass	0.1
Transport-Equipment & Leasing	0.1
Chemicals-Specialty	0.1
Rubber-Tires	0.1
Oil Field Machinery & Equipment	0.1
Retail-Restaurants	0.1
Coatings/Paint	0.1
Oil & Gas Drilling	0.1
E-Services/Consulting	0.1
Rental Auto/Equipment	0.1
Data Processing/Management	0.1
Internet Security	0.1
Building & Construction Products-Misc.	0.1
Poultry	0.1
Retail-Automobile	0.1
Physicians Practice Management	0.1
Dialysis Centers	0.1
Power Converter/Supply Equipment	0.1
Machinery-Pumps	0.1
Vitamins & Nutrition Products	0.1
Publishing-Newspapers	0.1
Independent Power Producers	0.1
Machine Tools & Related Products	0.1
Retail-Sporting Goods	0.1
Garden Products	0.1

102.4%

*	Calculated as a percentage of net assets

235

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.5%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	63,350	$1,460,851
Omnicom Group, Inc.	43,400	3,571,386

		5,032,237

Aerospace/Defense — 2.0%
Boeing Co.	119,800	16,012,468
General Dynamics Corp.	70,500	10,355,745
Rockwell Collins, Inc.	23,500	1,988,570
Spirit AeroSystems Holdings, Inc., Class A†	25,200	1,093,176

		29,449,959

Aerospace/Defense-Equipment — 1.3%
B/E Aerospace, Inc.	16,700	798,844
Orbital ATK, Inc.	9,600	836,352
United Technologies Corp.	158,500	17,062,525

		18,697,721

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	125,700	5,666,556

Airlines — 0.3%
Southwest Airlines Co.	116,400	4,307,964

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	39,900	1,063,734
Michael Kors Holdings, Ltd.†	18,600	961,992
Ralph Lauren Corp.	10,400	1,020,136

		3,045,862

Appliances — 0.2%
Whirlpool Corp.	12,300	2,366,028

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	412,300	5,219,718
General Motors Co.	281,300	8,872,202

		14,091,920

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	59,400	3,502,818

Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	50,000	3,391,000
Johnson Controls, Inc.	127,800	5,868,576
Lear Corp.	15,800	1,792,510

		11,052,086

Banks-Commercial — 0.4%
BOK Financial Corp.	12,100	789,283
Commerce Bancshares, Inc.	19,990	945,327
Cullen/Frost Bankers, Inc.	10,900	740,001
East West Bancorp, Inc.	25,800	882,876
Regions Financial Corp.	260,200	2,386,034
Synovus Financial Corp.	23,400	712,296

		6,455,817

Banks-Fiduciary — 1.2%
Bank of New York Mellon Corp.	215,500	8,490,700
Citizens Financial Group, Inc.	94,300	2,105,719
Northern Trust Corp.	38,600	2,608,974
State Street Corp.	72,200	4,749,316

		17,954,709

Security Description	Shares	Value (Note 3)
Banks-Super Regional — 6.0%
Capital One Financial Corp.	95,100	$6,379,308
Comerica, Inc.	31,700	1,434,108
Fifth Third Bancorp	158,100	3,000,738
Huntington Bancshares, Inc.	153,600	1,459,200
KeyCorp	167,700	1,962,090
PNC Financial Services Group, Inc.	97,900	8,091,435
SunTrust Banks, Inc.	97,900	4,140,191
US Bancorp	313,000	13,199,210
Wells Fargo & Co.	997,700	47,859,669

		87,525,949

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	26,700	669,903
Scripps Networks Interactive, Inc., Class A	15,900	1,050,354

		1,720,257

Building & Construction Products-Misc. — 0.1%
Owens Corning	20,900	1,105,819

Building-Residential/Commercial — 0.2%
NVR, Inc.†	600	1,023,000
PulteGroup, Inc.	62,600	1,325,868

		2,348,868

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	221,900	14,922,775

Chemicals-Diversified — 1.9%
Celanese Corp., Series A	28,100	1,782,102
Dow Chemical Co.	205,200	11,013,084
Eastman Chemical Co.	26,700	1,741,641
LyondellBasell Industries NV, Class A	105,500	7,939,930
PPG Industries, Inc.	45,100	4,722,421

		27,199,178

Chemicals-Specialty — 0.1%
Ashland, Inc.	11,500	1,302,260

Coatings/Paint — 0.1%
RPM International, Inc.	22,300	1,209,998

Commercial Services-Finance — 0.1%
Western Union Co.	90,300	1,806,000

Computer Services — 2.0%
Computer Sciences Corp.	26,400	1,262,712
DST Systems, Inc.	2,300	283,659
International Business Machines Corp.	173,700	27,899,694
Syntel, Inc.†	13,900	629,809

		30,075,874

Computers — 5.0%
Apple, Inc.	698,500	72,790,685

Computers-Memory Devices — 0.6%
EMC Corp.	293,100	8,288,868
NetApp, Inc.	22,600	595,510

		8,884,378

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	25,500	1,350,735

Containers-Paper/Plastic — 0.3%
Bemis Co., Inc.	18,600	949,344
Graphic Packaging Holding Co.	58,600	799,304
Packaging Corp. of America	16,700	1,247,323

236

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Containers-Paper/Plastic (continued)
Sonoco Products Co.	18,300	$932,019

		3,927,990

Cruise Lines — 0.3%
Carnival Corp.	105,500	4,928,960

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	8,600	1,111,550

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	13,400	1,039,036

Distribution/Wholesale — 0.2%
WW Grainger, Inc.	11,000	2,407,350

Diversified Banking Institutions — 7.9%
Bank of America Corp.	2,010,600	29,133,594
Citigroup, Inc.	532,900	23,346,349
Goldman Sachs Group, Inc.	84,800	13,467,088
JPMorgan Chase & Co.	766,900	49,058,593

		115,005,624

Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	9,196	949,855
Eaton Corp PLC	77,700	4,926,957
Illinois Tool Works, Inc.	64,700	7,466,380
Ingersoll-Rand PLC	46,700	3,094,342
Parker-Hannifin Corp.	26,300	3,003,197
Pentair PLC	31,700	2,023,094
Textron, Inc.	49,000	1,911,000

		23,374,825

Diversified Operations — 0.0%
Leucadia National Corp.	22,200	405,372

E-Services/Consulting — 0.1%
CDW Corp.	27,000	1,159,110

Electric Products-Misc. — 0.4%
Emerson Electric Co.	119,600	6,685,640

Electric-Integrated — 3.1%
AES Corp.	141,700	1,749,995
Ameren Corp.	43,600	2,286,384
American Electric Power Co., Inc.	87,800	6,084,540
DTE Energy Co.	21,000	2,047,920
Duke Energy Corp.	123,100	10,536,129
Edison International	58,300	4,511,254
Entergy Corp.	31,700	2,580,063
Eversource Energy	56,700	3,316,383
Great Plains Energy, Inc.	27,600	821,928
OGE Energy Corp.	35,900	1,154,903
Pinnacle West Capital Corp.	19,700	1,553,739
Public Service Enterprise Group, Inc.	90,400	4,159,304
Xcel Energy, Inc.	89,800	3,949,404

		44,751,946

Electronic Components-Misc. — 0.6%
Corning, Inc.	267,900	5,952,738
Garmin, Ltd.	20,000	1,086,600
Gentex Corp.	52,100	920,607
Jabil Circuit, Inc.	34,000	691,900

		8,651,845

Electronic Components-Semiconductors — 2.2%
Intel Corp.	844,200	29,428,812
Micron Technology, Inc.†	109,600	1,505,904

Security Description	Shares	Value (Note 3)
Electronic Components-Semiconductors (continued)
Qorvo, Inc.†	13,500	$853,605

		31,788,321

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	18,700	1,243,363
Avnet, Inc.	37,600	1,545,360

		2,788,723

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	17,300	2,623,199

Engineering/R&D Services — 0.2%
Fluor Corp.	25,400	1,359,408
Jacobs Engineering Group, Inc.†	22,000	1,177,440

		2,536,848

Engines-Internal Combustion — 0.2%
Cummins, Inc.	27,700	3,400,729

Enterprise Software/Service — 2.3%
CA, Inc.	78,600	2,723,490
Oracle Corp.	755,700	31,013,928

		33,737,418

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	85,300	1,538,812
Credit Acceptance Corp.†	1,400	252,938

		1,791,750

Finance-Consumer Loans — 0.3%
Navient Corp.	51,700	734,140
Synchrony Financial†	149,201	4,159,724

		4,893,864

Finance-Credit Card — 1.2%
American Express Co.	200,200	12,904,892
Discover Financial Services	90,300	5,132,652

		18,037,544

Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	44,700	1,121,076
Raymond James Financial, Inc.	23,100	1,268,190

		2,389,266

Finance-Mortgage Loan/Banker — 0.1%
FNF Group	44,493	1,676,051

Finance-Other Services — 0.1%
Nasdaq, Inc.	28,900	2,044,964

Food-Misc./Diversified — 0.1%
Ingredion, Inc.	12,100	1,612,204

Food-Retail — 0.4%
Kroger Co.	154,600	5,285,774

Garden Products — 0.1%
Scotts Miracle-Gro Co., Class A	10,000	737,500

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	7,200	363,168
Wyndham Worldwide Corp.	20,800	1,477,216

		1,840,384

Independent Power Producers — 0.1%
Calpine Corp.†	58,500	803,790

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	23,600	2,699,840

237

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Instruments-Controls — 1.1%
Honeywell International, Inc.	137,700	$16,018,641

Insurance-Life/Health — 1.5%
Aflac, Inc.	76,300	5,514,964
Lincoln National Corp.	21,900	956,373
Principal Financial Group, Inc.	55,200	2,573,976
Prudential Financial, Inc.	87,500	6,587,875
Torchmark Corp.	65,600	4,058,672
Unum Group	49,300	1,647,113

		21,338,973

Insurance-Multi-line — 1.8%
Allstate Corp.	86,500	5,910,545
American Financial Group, Inc.	38,100	2,785,110
Assurant, Inc.	14,400	1,195,344
Cincinnati Financial Corp.	29,100	2,173,770
Hartford Financial Services Group, Inc.	73,200	2,917,020
Loews Corp.	63,400	2,620,322
MetLife, Inc.	198,800	8,496,712
Old Republic International Corp.	20,600	399,228

		26,498,051

Insurance-Property/Casualty — 1.9%
Alleghany Corp.†	3,600	1,956,600
Arch Capital Group, Ltd.†	21,900	1,590,597
Markel Corp.†	2,500	2,371,875
Progressive Corp.	104,400	3,394,044
Travelers Cos., Inc.	144,000	16,735,680
WR Berkley Corp.	22,000	1,280,180

		27,328,976

Insurance-Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	17,300	961,534
Everest Re Group, Ltd.	10,100	1,909,001
Reinsurance Group of America, Inc.	15,800	1,568,150
RenaissanceRe Holdings, Ltd.	6,700	787,384
Validus Holdings, Ltd.	5,500	271,865

		5,497,934

Internet Security — 0.1%
Symantec Corp.	54,200	1,107,306

Investment Management/Advisor Services — 1.5%
Ameriprise Financial, Inc.	36,100	3,459,824
BlackRock, Inc.	29,800	10,914,250
Eaton Vance Corp.	20,100	759,981
Franklin Resources, Inc.	53,700	1,943,403
Invesco, Ltd.	83,500	2,436,530
T. Rowe Price Group, Inc.	44,900	3,173,981

		22,687,969

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	12,100	750,926

Machinery-Farming — 0.4%
AGCO Corp.	15,100	727,216
Deere & Co.	58,200	4,522,722

		5,249,938

Machinery-Pumps — 0.1%
Flowserve Corp.	21,200	1,014,420

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	25,700	2,219,452

Security Description	Shares	Value (Note 3)
Medical-Biomedical/Gene — 2.2%
Amgen, Inc.	140,100	$24,101,403
Biogen, Inc.†	29,620	8,587,727
Gilead Sciences, Inc.	600	47,682

		32,736,812

Medical-Drugs — 9.2%
Johnson & Johnson	494,900	61,976,327
Mallinckrodt PLC†	17,800	1,198,652
Merck & Co., Inc.	547,900	32,139,814
Pfizer, Inc.	1,059,100	39,070,199

		134,384,992

Medical-HMO — 1.2%
Aetna, Inc.	49,100	5,656,811
Anthem, Inc.	54,900	7,210,566
Cigna Corp.	41,800	5,390,528

		18,257,905

Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	72,900	5,622,777
Universal Health Services, Inc., Class B	16,300	2,111,339

		7,734,116

Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	45,860	3,833,896
McKesson Corp.	36,900	7,179,264

		11,013,160

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	31,200	1,651,104

Multimedia — 3.1%
Time Warner, Inc.	268,100	20,549,865
Twenty-First Century Fox, Inc., Class A	207,400	5,525,136
Viacom, Inc., Class B	56,500	2,569,055
Walt Disney Co.	171,400	16,445,830

		45,089,886

Networking Products — 1.9%
Cisco Systems, Inc.	908,100	27,724,293

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	32,900	635,299
Xerox Corp.	181,100	1,865,330

		2,500,629

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	18,800	1,165,036

Oil Companies-Exploration & Production — 0.7%
Occidental Petroleum Corp.	136,500	10,200,645

Oil Companies-Integrated — 6.9%
Chevron Corp.	336,500	34,484,520
Exxon Mobil Corp.	744,800	66,249,960
Murphy Oil Corp.	28,000	768,040

		101,502,520

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	39,900	1,290,765

Oil Refining & Marketing — 0.9%
Phillips 66	113,800	8,655,628
Valero Energy Corp.	90,300	4,720,884

		13,376,512

238

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Oil-Field Services — 0.2%
Baker Hughes, Inc.	56,300	$2,692,829

Paper & Related Products — 0.2%
International Paper Co.	67,000	3,069,270

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	102,700	7,812,389

Physicians Practice Management — 0.1%
MEDNAX, Inc.†	15,100	1,040,541

Poultry — 0.1%
Pilgrim’s Pride Corp.	45,700	1,062,525

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	9,500	1,024,385

Publishing-Newspapers — 0.1%
News Corp., Class A	65,600	850,832

Recreational Vehicles — 0.0%
Brunswick Corp.	14,700	729,414

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	14,000	1,115,380

Retail-Apparel/Shoe — 0.1%
Gap, Inc.	48,800	1,258,552
PVH Corp.	5,370	542,692

		1,801,244

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	23,630	622,887

Retail-Automobile — 0.1%
AutoNation, Inc.†	19,800	1,056,330

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	59,200	1,989,120

Retail-Discount — 3.2%
Target Corp.	110,300	8,308,899
Wal-Mart Stores, Inc.	533,262	38,912,128

		47,221,027

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	13,420	558,138

Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	20,600	1,268,136

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	14,500	743,705

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	45,100	1,293,017

Savings & Loans/Thrifts — 0.1%
Investors Bancorp, Inc.	60,600	688,416
People’s United Financial, Inc.	47,100	714,036

		1,402,452

Semiconductor Components-Integrated Circuits — 0.7%
QUALCOMM, Inc.	155,100	9,706,158

Semiconductor Equipment — 0.1%
Lam Research Corp.	24,100	2,163,457

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	8,300	1,432,414

Steel-Producers — 0.3%
Nucor Corp.	57,100	3,062,844
Reliance Steel & Aluminum Co.	12,800	1,004,032

		4,066,876

Security Description	Shares	Value (Note 3)
Telephone-Integrated — 2.9%
CenturyLink, Inc.	88,900	$2,795,016
Verizon Communications, Inc.	727,800	40,327,398

		43,122,414

Television — 0.3%
CBS Corp., Class B	76,900	4,015,718
TEGNA, Inc.	42,300	926,370

		4,942,088

Theaters — 0.0%
Cinemark Holdings, Inc.	18,900	710,640

Tools-Hand Held — 0.2%
Snap-on, Inc.	500	78,585
Stanley Black & Decker, Inc.	28,100	3,419,770

		3,498,355

Transport-Equipment & Leasing — 0.1%
AMERCO	3,300	1,305,183

Transport-Rail — 1.6%
CSX Corp.	191,100	5,413,863
Norfolk Southern Corp.	52,800	4,740,384
Union Pacific Corp.	135,800	12,636,190

		22,790,437

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	63,400	6,853,540

Transport-Truck — 0.0%
Old Dominion Freight Line, Inc.†	8,800	613,008

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	14,400	979,344

Total Common Stocks (cost $1,310,978,721)		1,425,882,366

EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Value ETF (cost $21,363,708)	208,500	22,011,345

Total Long-Term Investment Securities (cost $1,332,342,429)		1,447,893,711

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
State Street Institutional Liquid Reserves Fund 0.47%(1) (cost $48,915,228)	48,915,228	48,915,228

TOTAL INVESTMENTS (cost $1,381,257,657)(2)	102.4%	1,496,808,939
Liabilities in excess of other assets	(2.4)	(34,790,823)

NET ASSETS	100.0%	$1,462,018,116

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2016.
(2)	See Note 4 for cost of investments on a tax basis.

ETF – Exchange-Traded Funds

239

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks	$1,425,882,366	$—	$—	$1,425,882,366
Exchange-Traded Funds	22,011,345	—	—	22,011,345
Short-Term Investment Securities	48,915,228	—	—	48,915,228

Total Investments at Value	$1,496,808,939	$—	$—	$1,496,808,939

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

240

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Transport-Rail	6.8%
Aerospace/Defense	6.6
Medical-Drugs	6.5
Beverages-Non-alcoholic	6.3
Oil Companies-Integrated	6.3
Retail-Apparel/Shoe	3.8
Retail-Major Department Stores	3.7
Machinery-Construction & Mining	3.5
Aerospace/Defense-Equipment	3.5
Electric Products-Misc.	3.4
Networking Products	3.4
Diversified Banking Institutions	3.4
Electronic Components-Semiconductors	3.4
Computer Services	3.4
Industrial Gases	3.3
Diversified Manufacturing Operations	3.2
Telephone-Integrated	3.2
Retail-Discount	3.2
Advertising Agencies	3.2
Cosmetics & Toiletries	3.2
Food-Misc./Diversified	3.2
Retail-Auto Parts	3.2
Retail-Restaurants	3.1
Data Processing/Management	3.1
Distribution/Wholesale	3.1
Repurchase Agreements	0.9

99.9%

*	Calculated as a percentage of net assets

241

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.0%
Advertising Agencies — 3.2%
Omnicom Group, Inc.	136,709	$11,249,784

Aerospace/Defense — 6.6%
Boeing Co.	87,672	11,718,239
Lockheed Martin Corp.	44,509	11,248,760

		22,966,999

Aerospace/Defense-Equipment — 3.5%
United Technologies Corp.	112,558	12,116,869

Beverages-Non-alcoholic — 6.3%
Coca-Cola Co.	245,877	10,727,613
PepsiCo, Inc.	105,088	11,446,185

		22,173,798

Computer Services — 3.4%
International Business Machines Corp.	73,052	11,733,612

Cosmetics & Toiletries — 3.2%
Procter & Gamble Co.	130,905	11,204,159

Data Processing/Management — 3.1%
Paychex, Inc.	182,953	10,845,454

Distribution/Wholesale — 3.1%
Fastenal Co.	251,034	10,731,704

Diversified Banking Institutions — 3.4%
JPMorgan Chase & Co.	184,929	11,829,908

Diversified Manufacturing Operations — 3.2%
3M Co.	63,547	11,334,243

Electric Products-Misc. — 3.4%
Emerson Electric Co.	215,422	12,042,090

Electronic Components-Semiconductors — 3.4%
Intel Corp.	337,606	11,768,945

Food-Misc./Diversified — 3.2%
General Mills, Inc.	153,402	11,028,070

Industrial Gases — 3.3%
Praxair, Inc.	99,534	11,599,692

Machinery-Construction & Mining — 3.5%
Caterpillar, Inc.	148,749	12,310,467

Medical-Drugs — 6.5%
Johnson & Johnson	90,760	11,365,875
Pfizer, Inc.	310,398	11,450,582

		22,816,457

Security Description	Shares/ Principal Amount	Value (Note 3)
Networking Products — 3.4%
Cisco Systems, Inc.	387,565	$11,832,359

Oil Companies-Integrated — 6.3%
Chevron Corp.	106,434	10,907,356
Exxon Mobil Corp.	124,520	11,076,054

		21,983,410

Retail-Apparel/Shoe — 3.8%
Gap, Inc.	514,841	13,277,749

Retail-Auto Parts — 3.2%
Genuine Parts Co.	107,795	11,020,961

Retail-Discount — 3.2%
Wal-Mart Stores, Inc.	154,681	11,287,073

Retail-Major Department Stores — 3.7%
Nordstrom, Inc.	290,396	12,844,215

Retail-Restaurants — 3.1%
McDonald’s Corp.	92,273	10,855,918

Telephone-Integrated — 3.2%
Verizon Communications, Inc.	204,499	11,331,290

Transport-Rail — 6.8%
CSX Corp.	428,605	12,142,380
Norfolk Southern Corp.	131,028	11,763,694

		23,906,074

Total Long-Term Investment Securities (cost $315,302,445)		346,091,300

REPURCHASE AGREEMENTS — 0.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,104,000)	$3,104,000	3,104,000

TOTAL INVESTMENTS (cost $318,406,445)(2)	99.9%	349,195,300
Other assets less liabilities	0.1	275,313

NET ASSETS	100.0%	$349,470,613

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$346,091,300	$—	$—	$346,091,300
Repurchase Agreements	—	3,104,000	—	3,104,000

Total Investments at Value	$346,091,300	$3,104,000	$—	$349,195,300

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

242

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	8.3%
Web Portals/ISP	6.8
Internet Content-Entertainment	6.1
Time Deposits	6.1
Electronic Components-Semiconductors	5.5
Finance-Credit Card	5.1
Retail-Building Products	4.4
Computers	4.0
Medical Instruments	4.0
Medical-HMO	3.8
Retail-Discount	3.8
Retail-Drug Store	2.7
Networking Products	2.6
Retail-Restaurants	2.6
Athletic Footwear	2.5
Cable/Satellite TV	2.4
Diversified Manufacturing Operations	2.2
Beverages-Non-alcoholic	2.0
Multimedia	1.8
E-Commerce/Services	1.7
Computer Services	1.6
Electronic Forms	1.4
Dental Supplies & Equipment	1.3
Cosmetics & Toiletries	1.3
Lighting Products & Systems	1.2
Television	1.2
Diagnostic Equipment	1.1
Retail-Perfume & Cosmetics	1.1
Applications Software	1.0
Instruments-Controls	0.9
Electronic Connectors	0.9
Commercial Services-Finance	0.9
Medical-Wholesale Drug Distribution	0.9
Retail-Auto Parts	0.8
Investment Management/Advisor Services	0.8
Aerospace/Defense	0.8
Retail-Gardening Products	0.7
Computer Aided Design	0.7
Machinery-General Industrial	0.7
Veterinary Diagnostics	0.4
Electronic Measurement Instruments	0.3
Enterprise Software/Service	0.2
Electronic Security Devices	0.2
Auto/Truck Parts & Equipment-Original	0.2

99.0%

*	Calculated as a percentage of net assets

243

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 92.9%
Aerospace/Defense — 0.8%
Rockwell Collins, Inc.	47,396	$4,010,650

Applications Software — 1.0%
Intuit, Inc.	17,784	1,973,846
ServiceNow, Inc.†	44,865	3,361,286

		5,335,132

Athletic Footwear — 2.5%
NIKE, Inc., Class B	229,106	12,715,383

Auto/Truck Parts & Equipment-Original — 0.2%
WABCO Holdings, Inc.†	9,460	948,554

Beverages-Non-alcoholic — 2.0%
Monster Beverage Corp.†	64,391	10,343,126

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	181,632	12,214,752

Commercial Services-Finance — 0.9%
Vantiv, Inc., Class A†	83,130	4,553,030

Computer Aided Design — 0.7%
ANSYS, Inc.†	8,032	717,740
Aspen Technology, Inc.†	70,172	2,939,505

		3,657,245

Computer Services — 1.6%
Cognizant Technology Solutions Corp., Class A†	140,560	8,080,794

Computers — 4.0%
Apple, Inc.	198,819	20,718,928

Cosmetics & Toiletries — 1.3%
Estee Lauder Cos., Inc., Class A	72,188	6,706,265

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	75,836	6,760,779

Diagnostic Equipment — 1.1%
Danaher Corp.	72,513	5,905,459

Diversified Manufacturing Operations — 2.2%
3M Co.	34,070	6,076,725
A.O. Smith Corp.	54,670	5,078,296

		11,155,021

E-Commerce/Services — 1.7%
Priceline Group, Inc.†	6,568	8,872,120

Electronic Components-Semiconductors — 5.5%
NVIDIA Corp.	184,036	10,508,456
Texas Instruments, Inc.	109,830	7,660,642
Xilinx, Inc.	199,920	10,211,914

		28,381,012

Electronic Connectors — 0.9%
Amphenol Corp., Class A	78,196	4,654,226

Electronic Forms — 1.4%
Adobe Systems, Inc.†	72,250	7,070,385

Electronic Measurement Instruments — 0.3%
Fortive Corp.	36,256	1,747,902

Electronic Security Devices — 0.2%
Allegion PLC	13,370	967,854

Enterprise Software/Service — 0.2%
Ultimate Software Group, Inc.†	5,393	1,127,676

Security Description	Shares	Value (Note 3)
Finance-Credit Card — 5.1%
Visa, Inc., Class A	338,056	$26,385,271

Instruments-Controls — 0.9%
Mettler-Toledo International, Inc.†	11,527	4,740,018

Internet Content-Entertainment — 6.1%
Facebook, Inc., Class A†	252,782	31,329,801

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	11,050	4,047,062

Lighting Products & Systems — 1.2%
Acuity Brands, Inc.	23,745	6,231,400

Machinery-General Industrial — 0.7%
IDEX Corp.	8,649	776,594
Roper Technologies, Inc.	16,110	2,744,499

		3,521,093

Medical Instruments — 4.0%
Edwards Lifesciences Corp.†	33,790	3,869,631
Intuitive Surgical, Inc.†	24,105	16,771,295

		20,640,926

Medical-Biomedical/Gene — 8.3%
Alexion Pharmaceuticals, Inc.†	101,686	13,076,820
Biogen, Inc.†	69,109	20,036,772
Gilead Sciences, Inc.	117,808	9,362,202

		42,475,794

Medical-HMO — 3.8%
UnitedHealth Group, Inc.	138,340	19,810,288

Medical-Wholesale Drug Distribution — 0.9%
Premier, Inc., Class A†	136,945	4,478,101

Multimedia — 1.8%
Walt Disney Co.	94,269	9,045,111

Networking Products — 2.6%
Arista Networks, Inc.†	89,813	6,400,973
Palo Alto Networks, Inc.†	54,600	7,146,594

		13,547,567

Oil-Field Services — 0.0%
Core Laboratories NV	26	3,037

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	14,404	4,186,235

Retail-Building Products — 4.4%
Home Depot, Inc.	163,761	22,638,321

Retail-Discount — 3.8%
Costco Wholesale Corp.	36,847	6,161,555
Dollar Tree, Inc.†	139,600	13,442,084

		19,603,639

Retail-Drug Store — 2.7%
CVS Health Corp.	152,217	14,113,560

Retail-Gardening Products — 0.7%
Tractor Supply Co.	41,930	3,842,884

Retail-Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	21,366	5,581,013

Retail-Restaurants — 2.6%
Starbucks Corp.	229,962	13,349,294

244

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Schools — 0.0%
Bright Horizons Family Solutions, Inc.†	137	$9,189

Television — 1.2%
AMC Networks, Inc., Class A†	107,069	5,927,340

Veterinary Diagnostics — 0.4%
VCA, Inc.†	28,370	2,023,916

Web Portals/ISP — 6.8%
Alphabet, Inc., Class A†	5,355	4,237,626
Alphabet, Inc., Class C†	39,897	30,672,414

		34,910,040

Total Long-Term Investment Securities (cost $397,441,236)		478,367,193

Security Description	Shares/ Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 6.1%
Time Deposits — 6.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016 (cost $31,243,000)	$31,243,000	$31,243,000

TOTAL INVESTMENTS (cost $428,684,236)(1)	99.0%	509,610,193
Other assets less liabilities	1.0	5,046,217

NET ASSETS	100.0%	$514,656,410

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$478,367,193	$—	$—	$478,367,193
Short-Term Investment Securities	—	31,243,000	—	31,243,000

Total Investments at Value	$478,367,193	$31,243,000	$—	$509,610,193

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

245

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS —July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	6.0%
Web Portals/ISP	5.7
Applications Software	4.5
Electronic Components-Semiconductors	4.2
Internet Content-Entertainment	4.2
E-Commerce/Products	4.0
Cable/Satellite TV	3.5
Medical-HMO	3.4
Short-Term Investment Securities-Generic	3.1
Finance-Credit Card	2.9
Medical Instruments	2.8
Enterprise Software/Service	2.8
Beverages-Non-alcoholic	2.5
Medical-Biomedical/Gene	2.5
Instruments-Controls	2.5
Transport-Rail	2.3
Food-Misc./Diversified	2.3
Retail-Building Products	2.1
Retail-Restaurants	2.0
Retail-Discount	1.8
Aerospace/Defense	1.6
Finance-Other Services	1.6
Brewery	1.6
Retail-Perfume & Cosmetics	1.6
Cosmetics & Toiletries	1.5
Retail-Major Department Stores	1.5
Investment Management/Advisor Services	1.5
Networking Products	1.4
Data Processing/Management	1.4
Diagnostic Equipment	1.4
E-Commerce/Services	1.4
Chemicals-Diversified	1.3
Advertising Agencies	1.2
Television	1.2
Coatings/Paint	1.2
Aerospace/Defense-Equipment	1.2
Dental Supplies & Equipment	1.2
Medical-Wholesale Drug Distribution	1.1
Insurance-Property/Casualty	1.1
Apparel Manufacturers	1.1
Finance-Consumer Loans	1.0
Building Products-Cement	1.0
Computer Services	1.0
Oil-Field Services	1.0
Auto-Cars/Light Trucks	0.9
Auto/Truck Parts & Equipment-Original	0.9
Oil Companies-Exploration & Production	0.7
Electronic Measurement Instruments	0.7
Internet Application Software	0.6

100.0%

*	Calculated as a percentage of net assets

246

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS —July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 96.9%
Advertising Agencies — 1.2%
Interpublic Group of Cos., Inc.	125,049	$2,883,630

Aerospace/Defense — 1.6%
Raytheon Co.	27,191	3,793,960

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	26,304	2,831,626

Apparel Manufacturers — 1.1%
Hanesbrands, Inc.	94,927	2,530,754

Applications Software — 4.5%
Citrix Systems, Inc.†	36,705	3,271,516
Intuit, Inc.	29,515	3,275,870
Salesforce.com, Inc.†	48,700	3,983,660

		10,531,046

Auto-Cars/Light Trucks — 0.9%
Tesla Motors, Inc.†	8,633	2,026,942

Auto/Truck Parts & Equipment-Original — 0.9%
Delphi Automotive PLC	29,402	1,994,044

Beverages-Non-alcoholic — 2.5%
Coca-Cola Co.	134,566	5,871,114

Brewery — 1.6%
Molson Coors Brewing Co., Class B	35,868	3,664,275

Building Products-Cement — 1.0%
Vulcan Materials Co.	19,139	2,372,853

Cable/Satellite TV — 3.5%
Charter Communications, Inc., Class A†	11,716	2,751,737
Comcast Corp., Class A	78,404	5,272,669

		8,024,406

Chemicals-Diversified — 1.3%
Dow Chemical Co.	56,278	3,020,440

Coatings/Paint — 1.2%
Sherwin-Williams Co.	9,510	2,850,432

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A†	40,032	2,301,440

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	38,231	3,551,660

Data Processing/Management — 1.4%
Paychex, Inc.	56,061	3,323,296

Dental Supplies & Equipment — 1.2%
DENTSPLY SIRONA, Inc.	41,967	2,687,567

Diagnostic Equipment — 1.4%
Danaher Corp.	39,807	3,241,882

E-Commerce/Products — 4.0%
Amazon.com, Inc.†	12,185	9,246,100

E-Commerce/Services — 1.4%
Priceline Group, Inc.†	2,386	3,223,033

Electronic Components-Semiconductors — 4.2%
Broadcom, Ltd.	28,932	4,686,406
Texas Instruments, Inc.	73,031	5,093,912

		9,780,318

Electronic Measurement Instruments — 0.7%
Fortive Corp.†	33,916	1,635,090

Security Description	Shares	Value (Note 3)
Enterprise Software/Service — 2.8%
Oracle Corp.	125,238	$5,139,768

Workday, Inc., Class A†	15,401	1,283,519

		6,423,287

Finance-Consumer Loans — 1.0%
Synchrony Financial†	86,579	2,413,822

Finance-Credit Card — 2.9%
Visa, Inc., Class A	85,599	6,681,002

Finance-Other Services — 1.6%
Intercontinental Exchange, Inc.	13,967	3,690,081

Food-Misc./Diversified — 2.3%
ConAgra Foods, Inc.	53,649	2,508,627
Kellogg Co.	33,486	2,769,627

		5,278,254

Instruments-Controls — 2.5%
Honeywell International, Inc.	49,022	5,702,729

Insurance-Property/Casualty — 1.1%
Progressive Corp.	80,916	2,630,579

Internet Application Software — 0.6%
Splunk, Inc.†	20,882	1,305,960

Internet Content-Entertainment — 4.2%
Facebook, Inc., Class A†	78,373	9,713,550

Investment Management/Advisor Services — 1.5%
BlackRock, Inc.	9,231	3,380,854

Medical Instruments — 2.8%
Boston Scientific Corp.†	122,068	2,963,811
Medtronic PLC	39,585	3,468,834

		6,432,645

Medical-Biomedical/Gene — 2.5%
BioMarin Pharmaceutical, Inc.†	26,564	2,640,993
Vertex Pharmaceuticals, Inc.†	31,712	3,076,064

		5,717,057

Medical-Drugs — 6.0%
AbbVie, Inc.	77,527	5,134,613
Bristol-Myers Squibb Co.	64,485	4,824,123
Eli Lilly & Co.	46,612	3,863,669

		13,822,405

Medical-HMO — 3.4%
Centene Corp.†	43,278	3,053,263
UnitedHealth Group, Inc.	33,673	4,821,973

		7,875,236

Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	31,531	2,635,992

Networking Products — 1.4%
Cisco Systems, Inc.	109,613	3,346,485

Oil Companies-Exploration & Production — 0.7%
Pioneer Natural Resources Co.	10,260	1,667,968

Oil-Field Services — 1.0%
Schlumberger, Ltd.	16,183	1,303,055
Superior Energy Services, Inc.	62,268	994,420

		2,297,475

Retail-Building Products — 2.1%
Home Depot, Inc.	35,564	4,916,367

247

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS —July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Retail-Discount — 1.8%
Costco Wholesale Corp.	24,489	$4,095,050

Retail-Major Department Stores — 1.5%
TJX Cos., Inc.	42,118	3,441,883

Retail-Perfume & Cosmetics — 1.6%
Ulta Salon Cosmetics & Fragrance, Inc.†	13,727	3,585,630

Retail-Restaurants — 2.0%
McDonald’s Corp.	39,715	4,672,470

Television — 1.2%
CBS Corp., Class B	55,053	2,874,868

Transport-Rail — 2.3%
Union Pacific Corp.	58,354	5,429,840

Web Portals/ISP — 5.7%
Alphabet, Inc., Class A†	7,147	5,655,707
Alphabet, Inc., Class C†	9,765	7,507,234

		13,162,941

Total Long-Term Investment Securities (cost $199,512,598)		224,580,338

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 3.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016 (cost $7,272,000)	$7,272,000	$7,272,000

TOTAL INVESTMENTS (cost $206,784,598)(1)	100.0%	231,852,338
Liabilities in excess of other assets	0.0	(33,977)

NET ASSETS	100.0%	$231,818,361

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$224,580,338	$—	$—	$224,580,338
Short-Term Investment Securities	—	7,272,000	—	7,272,000

Total Investments at Value	$224,580,338	$7,272,000	$—	$231,852,338

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

248

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.6%
Medical-Drugs	6.8
Finance-Credit Card	5.8
Diagnostic Equipment	5.7
Computer Services	4.6
Web Portals/ISP	4.4
Food-Misc./Diversified	3.5
Multimedia	3.3
Electronic Components-Semiconductors	2.7
Real Estate Investment Trusts	2.4
Medical Instruments	2.3
Cosmetics & Toiletries	2.2
Home Decoration Products	2.2
Oil-Field Services	2.1
Data Processing/Management	2.0
Cable/Satellite TV	2.0
Oil Companies-Exploration & Production	1.9
Banks-Super Regional	1.8
Beverages-Wine/Spirits	1.8
Retail-Discount	1.8
Transport-Rail	1.7
Instruments-Controls	1.7
Agricultural Chemicals	1.6
Investment Management/Advisor Services	1.6
Retail-Apparel/Shoe	1.6
Retail-Auto Parts	1.4
Medical Products	1.4
Finance-Other Services	1.4
Containers-Metal/Glass	1.4
Aerospace/Defense-Equipment	1.4
Textile-Apparel	1.2
Medical-Wholesale Drug Distribution	1.1
Insurance-Multi-line	1.1
Electric-Integrated	1.0
Coatings/Paint	1.0
Distribution/Wholesale	1.0
Computers	0.9
Pipelines	0.9
Engineering/R&D Services	0.8
Apparel Manufacturers	0.8
Electronic Measurement Instruments	0.7
Consulting Services	0.7
Electronic Forms	0.7
Banks-Commercial	0.6
Commercial Services	0.6
Vitamins & Nutrition Products	0.6
Computers-Memory Devices	0.6
Consumer Products-Misc.	0.6
Time Deposits	0.5
Banks-Fiduciary	0.5
Advertising Agencies	0.5
Athletic Footwear	0.5
Private Equity	0.4
U.S. Government Agencies	0.4
Oil Field Machinery & Equipment	0.2

100.0%

*	Calculated as a percentage of net assets

249

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.9%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	237,150	$5,468,679

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	139,995	15,070,462

Agricultural Chemicals — 1.6%
Monsanto Co.	169,379	18,084,596

Apparel Manufacturers — 0.8%
VF Corp.	148,929	9,297,637

Athletic Footwear — 0.5%
NIKE, Inc., Class B	95,059	5,275,774

Banks-Commercial — 0.6%
BB&T Corp.	195,897	7,222,722

Banks-Fiduciary — 0.5%
State Street Corp.	88,472	5,819,688

Banks-Super Regional — 1.8%
Wells Fargo & Co.	418,769	20,088,349

Beverages-Wine/Spirits — 1.8%
Diageo PLC	283,060	8,095,445
Pernod Ricard SA	104,915	11,987,551

		20,082,996

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	326,717	21,971,718

Coatings/Paint — 1.0%
Sherwin-Williams Co.	37,547	11,253,962

Commercial Services — 0.6%
Aramark	191,722	6,873,234

Computer Services — 4.6%
Accenture PLC, Class A	184,519	20,815,589
Cognizant Technology Solutions Corp., Class A†	348,869	20,056,479
Hewlett Packard Enterprise Co.	461,069	9,691,670

		50,563,738

Computers — 0.9%
Apple, Inc.	97,869	10,198,928

Computers-Memory Devices — 0.6%
EMC Corp.	220,882	6,246,543

Consulting Services — 0.7%
Gartner, Inc.†	80,406	8,060,701

Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	47,665	6,175,001

Containers-Metal/Glass — 1.4%
Crown Holdings, Inc.†	285,142	15,103,972

Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	162,768	12,114,822
Estee Lauder Cos., Inc., Class A	52,710	4,896,759
Procter & Gamble Co.	81,111	6,942,291

		23,953,872

Data Processing/Management — 2.0%
Fidelity National Information Services, Inc.	277,329	22,055,975

Diagnostic Equipment — 5.7%
Abbott Laboratories	162,168	7,257,018
Danaher Corp.	337,917	27,519,960

Security Description	Shares	Value (Note 3)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc.	180,295	$28,638,058

		63,415,036

Distribution/Wholesale — 1.0%
WW Grainger, Inc.	50,856	11,129,836

Diversified Banking Institutions — 7.6%
Bank of America Corp.	1,546,339	22,406,452
Goldman Sachs Group, Inc.	110,964	17,622,193
JPMorgan Chase & Co.	553,463	35,405,028
Morgan Stanley	318,690	9,155,964

		84,589,637

Electric-Integrated — 0.8%
American Electric Power Co., Inc.	87,254	6,046,702
CMS Energy Corp.	72,715	3,285,264

		9,331,966

Electronic Components-Semiconductors — 2.7%
Broadcom, Ltd.	135,031	21,872,321
Texas Instruments, Inc.	122,025	8,511,244

		30,383,565

Electronic Forms — 0.7%
Adobe Systems, Inc.†	74,547	7,295,169

Electronic Measurement Instruments — 0.7%
Fortive Corp.†	168,958	8,145,465

Engineering/R&D Services — 0.8%
Fluor Corp.	174,101	9,317,885

Finance-Credit Card — 5.8%
American Express Co.	245,824	15,845,815
MasterCard, Inc., Class A	191,160	18,206,078
Visa, Inc., Class A	387,117	30,214,482

		64,266,375

Finance-Other Services — 1.4%
Nasdaq, Inc.	214,647	15,188,422

Food-Misc./Diversified — 3.5%
Danone SA	198,804	15,309,473
General Mills, Inc.	85,513	6,147,530
Mondelez International, Inc., Class A	397,952	17,501,929

		38,958,932

Home Decoration Products — 2.2%
Newell Brands, Inc.	454,921	23,865,156

Instruments-Controls — 1.7%
Honeywell International, Inc.	157,623	18,336,284

Insurance-Multi-line — 1.1%
Chubb, Ltd.	97,577	12,222,495

Investment Management/Advisor Services — 1.6%
BlackRock, Inc.	48,591	17,796,454

Medical Instruments — 2.3%
Medtronic PLC	178,357	15,629,424
St. Jude Medical, Inc.	122,391	10,163,348

		25,792,772

Medical Products — 1.4%
Stryker Corp.	130,913	15,222,564

Medical-Drugs — 6.8%
Allergan PLC†	53,615	13,561,914
Bristol-Myers Squibb Co.	163,901	12,261,434

250

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Eli Lilly & Co.	201,333	$16,688,493
Johnson & Johnson	206,614	25,874,271
Zoetis, Inc.	136,415	6,884,865

		75,270,977

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	62,921	12,241,910

Multimedia — 3.3%
Time Warner, Inc.	203,804	15,621,577
Twenty-First Century Fox, Inc., Class A	412,829	10,997,765
Walt Disney Co.	106,890	10,256,095

		36,875,437

Oil Companies-Exploration & Production — 1.9%
EOG Resources, Inc.	206,642	16,882,651
Occidental Petroleum Corp.	56,813	4,245,636

		21,128,287

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	60,505	1,957,337

Oil-Field Services — 2.1%
Schlumberger, Ltd.	283,542	22,830,802

Pipelines — 0.9%
Enterprise Products Partners LP	343,251	9,772,356

Private Equity — 0.4%
Blackstone Group LP	177,684	4,769,039

Real Estate Investment Trusts — 2.4%
American Tower Corp.	231,284	26,775,749

Retail-Apparel/Shoe — 1.6%
Ross Stores, Inc.	285,016	17,622,539

Retail-Auto Parts — 1.4%
AutoZone, Inc.†	18,718	15,235,890

Retail-Discount — 1.8%
Costco Wholesale Corp.	64,732	10,824,485
Target Corp.	120,533	9,079,751

		19,904,236

Textile-Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	77,889	13,358,064

Transport-Rail — 1.7%
Canadian National Railway Co.	292,439	18,485,069

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	74,740	6,666,808

Web Portals/ISP — 4.4%
Alphabet, Inc., Class A†	34,545	27,336,840
Alphabet, Inc., Class C†	27,722	21,312,397

		48,649,237

Total Common Stocks (cost $891,782,713)		1,095,670,297

Security Description	Shares/ Principal Amount	Value (Note 3)
CONVERTIBLE PREFERRED SECURITIES — 0.2%
Electric-Integrated — 0.2%
Exelon Corp. 6.50% (cost $2,619,195)	51,771	$2,591,138

Total Long-Term Investment Securities (cost $894,401,908)		1,098,261,435

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016	$6,054,000	6,054,000

U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.05% due 08/01/2016	886,000	886,000
Federal Home Loan Bank Disc. Notes 0.15% due 08/01/2016	3,121,000	3,121,000

Total Short-Term Investment Securities (cost $10,061,000)		10,061,000

TOTAL INVESTMENTS (cost $904,462,908)(1)	100.0%	1,108,322,435
Liabilities in excess of other assets	0.0	(28,572)

NET ASSETS	100.0%	$1,108,293,863

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

251

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,095,670,297	$—	$—	$1,095,670,297
Convertible Preferred Securities	2,591,138	—	—	2,591,138
Short-Term Investment Securities	—	10,061,000	—	10,061,000

Total Investments at Value	$1,098,261,435	$10,061,000	$—	$1,108,322,435

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $48,750,532 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

252

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Retail-Restaurants	6.7%
Web Portals/ISP	6.3
Medical-Drugs	5.2
E-Commerce/Products	4.8
Internet Content-Entertainment	4.5
Beverages-Non-alcoholic	4.3
Computers	4.0
Finance-Credit Card	3.7
Retail-Building Products	3.6
Commercial Services-Finance	3.5
Applications Software	3.3
Medical-HMO	3.1
Medical Instruments	3.0
Repurchase Agreements	2.8
Beverages-Wine/Spirits	2.6
Medical-Biomedical/Gene	2.5
Tobacco	2.4
Data Processing/Management	2.3
Retail-Major Department Stores	2.2
Coatings/Paint	2.2
Electronic Forms	1.9
Finance-Other Services	1.9
Aerospace/Defense-Equipment	1.8
Retail-Auto Parts	1.8
Retail-Discount	1.8
Transport-Rail	1.7
Entertainment Software	1.7
Internet Application Software	1.7
Cable/Satellite TV	1.7
Electronic Components-Semiconductors	1.6
Medical Products	1.5
Retail-Perfume & Cosmetics	1.4
Lighting Products & Systems	1.3
Retail-Apparel/Shoe	1.3
Casino Hotels	1.2
Consulting Services	1.1
Commercial Services	1.0
Airlines	1.0
Transport-Truck	1.0
Cosmetics & Toiletries	0.9

102.3%

*	Calculated as a percentage of net assets

253

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.5%
Aerospace/Defense-Equipment — 1.8%
Harris Corp.	30,612	$2,651,611

Airlines — 1.0%
Delta Air Lines, Inc.	38,224	1,481,180

Applications Software — 3.3%
Salesforce.com, Inc.†	29,659	2,426,106
ServiceNow, Inc.†	31,836	2,385,153

		4,811,259

Beverages-Non-alcoholic — 4.3%
Dr Pepper Snapple Group, Inc.	29,737	2,929,392
Monster Beverage Corp.†	20,659	3,318,455

		6,247,847

Beverages-Wine/Spirits — 2.6%
Constellation Brands, Inc., Class A	22,770	3,748,625

Cable/Satellite TV — 1.7%
Charter Communications, Inc., Class A†	10,300	2,419,161

Casino Hotels — 1.2%
Wynn Resorts, Ltd.	17,184	1,683,173

Coatings/Paint — 2.2%
Sherwin-Williams Co.	10,396	3,115,993

Commercial Services — 1.0%
Aramark	41,372	1,483,186

Commercial Services-Finance — 3.5%
PayPal Holdings, Inc.†	71,335	2,656,516
S&P Global, Inc.	19,831	2,423,348

		5,079,864

Computers — 4.0%
Apple, Inc.	56,210	5,857,644

Consulting Services — 1.1%
Verisk Analytics, Inc.†	19,490	1,662,107

Cosmetics & Toiletries — 0.9%
Procter & Gamble Co.	15,785	1,351,038

Data Processing/Management — 2.3%
Fidelity National Information Services, Inc.	42,569	3,385,513

E-Commerce/Products — 4.8%
Amazon.com, Inc.†	9,271	7,034,927

Electronic Components-Semiconductors — 1.6%
Broadcom, Ltd.	14,469	2,343,689

Electronic Forms — 1.9%
Adobe Systems, Inc.†	28,315	2,770,906

Entertainment Software — 1.7%
Electronic Arts, Inc.†	32,586	2,486,964

Finance-Credit Card — 3.7%
Visa, Inc., Class A	68,326	5,332,844

Finance-Other Services — 1.9%
Intercontinental Exchange, Inc.	10,159	2,684,008

Internet Application Software — 1.7%
Tencent Holdings, Ltd. ADR	102,598	2,482,872

Internet Content-Entertainment — 4.5%
Facebook, Inc., Class A†	52,507	6,507,718

Security Description	Shares	Value (Note 3)
Lighting Products & Systems — 1.3%
Acuity Brands, Inc.	7,164	$1,880,049

Medical Instruments — 3.0%
Boston Scientific Corp.†	74,181	1,801,115
Intuitive Surgical, Inc.†	3,592	2,499,170

		4,300,285

Medical Products — 1.5%
Baxter International, Inc.	44,230	2,123,925

Medical-Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	7,205	926,563
Biogen, Inc.†	5,522	1,600,993
Celgene Corp.†	10,105	1,133,680

		3,661,236

Medical-Drugs — 5.2%
Bristol-Myers Squibb Co.	55,871	4,179,709
Eli Lilly & Co.	13,460	1,115,699
Novo Nordisk A/S ADR	39,715	2,262,564

		7,557,972

Medical-HMO — 3.1%
UnitedHealth Group, Inc.	31,740	4,545,168

Retail-Apparel/Shoe — 1.3%
Coach, Inc.	43,205	1,862,568

Retail-Auto Parts — 1.8%
O’Reilly Automotive, Inc.†	9,073	2,636,886

Retail-Building Products — 3.6%
Home Depot, Inc.	37,893	5,238,328

Retail-Discount — 1.8%
Dollar General Corp.	27,345	2,590,665

Retail-Major Department Stores — 2.2%
TJX Cos., Inc.	39,231	3,205,957

Retail-Perfume & Cosmetics — 1.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	7,920	2,068,783

Retail-Restaurants — 6.7%
McDonald’s Corp.	25,272	2,973,251
Starbucks Corp.	62,460	3,625,803
Yum! Brands, Inc.	35,526	3,176,735

		9,775,789

Tobacco — 2.4%
Reynolds American, Inc.	68,480	3,428,109

Transport-Rail — 1.7%
Kansas City Southern	25,902	2,489,441

Transport-Truck — 1.0%
JB Hunt Transport Services, Inc.	17,194	1,429,337

Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	11,476	9,081,418

Total Long-Term Investment Securities (cost $125,208,835)		144,498,045

254

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/2016, to be repurchased 08/01/2016 in the amount of $4,105,003 and collateralized by $3,960,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $4,191,157 (cost $4,105,000)	$4,105,000	$4,105,000

TOTAL INVESTMENTS (cost $129,313,835)(1)	102.3%	148,603,045
Liabilities in excess of other assets	(2.3)	(3,311,758)

NET ASSETS	100.0%	$145,291,287

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks	$144,498,045	$—	$—	$144,498,045
Repurchase Agreements	—	4,105,000	—	4,105,000

Total Investment at Value	$144,498,045	$4,105,000	$—	$148,603,045

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

255

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	5.4%
Applications Software	4.4
E-Commerce/Products	4.1
Computers	3.9
Medical-Drugs	3.8
Retail-Restaurants	3.7
Internet Content-Entertainment	3.6
Web Portals/ISP	3.6
Cable/Satellite TV	3.0
Commercial Services-Finance	2.9
Computer Services	2.7
Tobacco	2.2
Entertainment Software	2.2
Real Estate Investment Trusts	2.2
Finance-Credit Card	2.1
Agricultural Operations	1.9
Electronic Components-Semiconductors	1.9
Telephone-Integrated	1.7
Retail-Auto Parts	1.7
Aerospace/Defense	1.7
Cruise Lines	1.5
Aerospace/Defense-Equipment	1.5
Agricultural Chemicals	1.4
Diagnostic Equipment	1.4
Food-Meat Products	1.3
Retail-Apparel/Shoe	1.3
Home Decoration Products	1.3
Chemicals-Diversified	1.2
Airlines	1.2
Coatings/Paint	1.2
Cosmetics & Toiletries	1.2
Medical-Hospitals	1.2
Pharmacy Services	1.1
X-Ray Equipment	1.1
Machinery-General Industrial	1.1
Building & Construction Products-Misc.	1.1
Consulting Services	1.1
Commercial Services	1.1
Apparel Manufacturers	1.1
Medical-HMO	1.0
E-Commerce/Services	1.0
Retail-Consumer Electronics	1.0
Retail-Discount	1.0
Diversified Banking Institutions	1.0
Athletic Footwear	0.8
Food-Misc./Diversified	0.8
Electronic Forms	0.8
Insurance-Multi-line	0.7
Computers-Integrated Systems	0.7
Networking Products	0.7
Diversified Manufacturing Operations	0.7
Beverages-Non-alcoholic	0.7
Retail-Drug Store	0.6
Medical Products	0.6
Retail-Building Products	0.6
Insurance-Life/Health	0.6
Multimedia	0.5
Electric-Integrated	0.5
Oil Companies-Exploration & Production	0.4
Medical-Wholesale Drug Distribution	0.4
Real Estate Management/Services	0.4

Poultry	0.4%
Transport-Rail	0.4
Disposable Medical Products	0.4
Dental Supplies & Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Transport-Services	0.3
U.S. Government Agencies	0.1

99.8%

*	Calculated as a percentage of net assets

256

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.7%
Aerospace/Defense — 1.7%
Northrop Grumman Corp.	31,233	$6,766,005
Spirit AeroSystems Holdings, Inc., Class A†	49,241	2,136,074

		8,902,079

Aerospace/Defense-Equipment — 1.5%
Orbital ATK, Inc.	29,911	2,605,846
United Technologies Corp.	51,531	5,547,312

		8,153,158

Agricultural Chemicals — 1.4%
Monsanto Co.	70,033	7,477,423

Agricultural Operations — 1.9%
Archer-Daniels-Midland Co.	144,176	6,499,454
Bunge, Ltd.	58,369	3,843,015

		10,342,469

Airlines — 1.2%
Delta Air Lines, Inc.	105,726	4,096,883
United Continental Holdings, Inc.†	48,089	2,254,893

		6,351,776

Apparel Manufacturers — 1.1%
Michael Kors Holdings, Ltd.†	109,108	5,643,066

Applications Software — 4.4%
Intuit, Inc.	66,552	7,386,607
Microsoft Corp.	280,549	15,901,517

		23,288,124

Athletic Footwear — 0.8%
NIKE, Inc., Class B	81,233	4,508,431

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp.	14,933	1,694,149

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	34,483	1,504,493
PepsiCo, Inc.	18,769	2,044,320

		3,548,813

Building & Construction Products-Misc. — 1.1%
Owens Corning	107,689	5,697,825

Cable/Satellite TV — 3.0%
Charter Communications, Inc. Class A†	22,419	5,265,550
Comcast Corp., Class A	156,812	10,545,607

		15,811,157

Chemicals-Diversified — 1.2%
LyondellBasell Industries NV, Class A	84,460	6,356,460

Coatings/Paint — 1.2%
Sherwin-Williams Co.	20,764	6,223,594

Commercial Services — 1.1%
Nielsen Holdings PLC	40,172	2,163,664
ServiceMaster Global Holdings, Inc.†	92,795	3,510,435

		5,674,099

Commercial Services-Finance — 2.9%
FleetCor Technologies, Inc.†	46,287	7,020,812
Global Payments, Inc.	86,400	6,450,624
Vantiv, Inc., Class A†	40,421	2,213,858

		15,685,294

Security Description	Shares	Value (Note 3)
Computer Services — 2.7%
Accenture PLC, Class A	64,316	$7,255,488
Cognizant Technology Solutions Corp., Class A†	124,258	7,143,592

		14,399,080

Computers — 3.9%
Apple, Inc.	201,679	21,016,969

Computers-Integrated Systems — 0.7%
NCR Corp.†	114,727	3,782,549

Consulting Services — 1.1%
Gartner, Inc.†	56,729	5,687,082

Cosmetics & Toiletries — 1.2%
Estee Lauder Cos., Inc., Class A	66,938	6,218,540

Cruise Lines — 1.5%
Carnival Corp.	106,948	4,996,611
Norwegian Cruise Line Holdings, Ltd.†	75,867	3,231,934

		8,228,545

Dental Supplies & Equipment — 0.3%
DENTSPLY SIRONA, Inc.	27,489	1,760,396

Diagnostic Equipment — 1.4%
Thermo Fisher Scientific, Inc.	45,642	7,249,775

Disposable Medical Products — 0.4%
STERIS PLC	27,767	1,970,069

Diversified Banking Institutions — 1.0%
JPMorgan Chase & Co.	79,708	5,098,921

Diversified Manufacturing Operations — 0.7%
Textron, Inc.	95,480	3,723,720

E-Commerce/Products — 4.1%
Amazon.com, Inc.†	28,616	21,714,107

E-Commerce/Services — 1.0%
Priceline Group, Inc.†	3,931	5,310,034

Electric-Integrated — 0.5%
AES Corp.	207,493	2,562,539

Electronic Components-Semiconductors — 1.9%
Broadcom, Ltd.	48,635	7,877,897
Texas Instruments, Inc.	34,718	2,421,581

		10,299,478

Electronic Forms — 0.8%
Adobe Systems, Inc.†	42,881	4,196,335

Entertainment Software — 2.2%
Electronic Arts, Inc.†	105,000	8,013,600
Take-Two Interactive Software, Inc.†	86,963	3,494,173

		11,507,773

Finance-Credit Card — 2.1%
Discover Financial Services	83,139	4,725,621
Visa, Inc., Class A	81,902	6,392,451

		11,118,072

Food-Meat Products — 1.3%
Tyson Foods, Inc., Class A	95,385	7,020,336

Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	101,739	4,474,481

257

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Home Decoration Products — 1.3%
Newell Brands, Inc.	127,340	$6,680,256

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	41,633	3,134,549

Insurance-Multi-line — 0.7%
MetLife, Inc.	89,573	3,828,350

Internet Content-Entertainment — 3.6%
Facebook, Inc., Class A†	156,616	19,410,987

Machinery-General Industrial — 1.1%
Roper Technologies, Inc.	34,049	5,800,588

Medical Products — 0.6%
Stryker Corp.	28,325	3,293,631

Medical-Biomedical/Gene — 5.4%
Alexion Pharmaceuticals, Inc.†	19,547	2,513,744
Amgen, Inc.	22,304	3,836,957
Biogen, Inc.†	8,083	2,343,504
Celgene Corp.†	89,597	10,051,888
Gilead Sciences, Inc.	126,892	10,084,107

		28,830,200

Medical-Drugs — 3.8%
Bristol-Myers Squibb Co.	57,081	4,270,230
Eli Lilly & Co.	118,857	9,852,057
Merck & Co., Inc.	108,578	6,369,185

		20,491,472

Medical-HMO — 1.0%
Anthem, Inc.	42,515	5,583,920

Medical-Hospitals — 1.2%
HCA Holdings, Inc.†	80,472	6,206,805

Medical-Wholesale Drug Distribution — 0.4%
McKesson Corp.	11,578	2,252,616

Multimedia — 0.5%
Walt Disney Co.	30,440	2,920,718

Networking Products — 0.7%
Cisco Systems, Inc.	123,204	3,761,418

Oil Companies-Exploration & Production — 0.4%
Parsley Energy, Inc., Class A†	84,619	2,412,488

Pharmacy Services — 1.1%
Express Scripts Holding Co.†	76,591	5,826,277

Poultry — 0.4%
Pilgrim’s Pride Corp.	90,209	2,097,359

Real Estate Investment Trusts — 2.2%
American Tower Corp.	29,173	3,377,358
Equity LifeStyle Properties, Inc.	31,700	2,607,008
Extra Space Storage, Inc.	64,017	5,506,743

		11,491,109

Real Estate Management/Services — 0.4%
Realogy Holdings Corp.†	71,161	2,205,279

Retail-Apparel/Shoe — 1.3%
Ross Stores, Inc.	55,252	3,416,231
Urban Outfitters, Inc.†	116,764	3,491,244

		6,907,475

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Auto Parts — 1.7%
AutoZone, Inc.†	11,060	$9,002,508

Retail-Building Products — 0.6%
Home Depot, Inc.	23,567	3,257,902

Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	156,715	5,265,624

Retail-Discount — 1.0%
Target Corp.	68,721	5,176,753

Retail-Drug Store — 0.6%
CVS Health Corp.	37,376	3,465,503

Retail-Restaurants — 3.7%
Domino’s Pizza, Inc.	44,352	6,533,050
McDonald’s Corp.	51,975	6,114,859
Yum! Brands, Inc.	80,272	7,177,922

		19,825,831

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	163,318	9,049,450

Tobacco — 2.2%
Altria Group, Inc.	95,048	6,434,749
Philip Morris International, Inc.	54,214	5,435,496

		11,870,245

Transport-Rail — 0.4%
Union Pacific Corp.	21,799	2,028,397

Transport-Services — 0.3%
FedEx Corp.	10,395	1,682,950

Web Portals/ISP — 3.6%
Alphabet, Inc., Class A†	10,774	8,525,897
Alphabet, Inc., Class C†	13,668	10,507,822

		19,033,719

X-Ray Equipment — 1.1%
Hologic, Inc.†	151,134	5,817,148

Total Long-Term Investment Securities (cost $473,042,735)		531,308,245

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank 0.12% due 08/01/2016 (cost $708,000)	$708,000	708,000

TOTAL INVESTMENTS (cost $473,750,735)(1)	99.8%	532,016,245
Other assets less liabilities	0.2	812,996

NET ASSETS	100.0%	$532,829,241

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

258

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$531,308,245	$—	$—	$531,308,245
Short-Term Investment Securities	—	708,000	—	708,000

Total Investments at Value	$531,308,245	$708,000	$—	$532,016,245

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

259

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	96.9%
Time Deposits	1.6
Hotels/Motels	1.0
Casino Services	0.6

100.1%

*	Calculated as a percentage of net assets

260

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.5%
Casino Services — 0.6%
Gaming and Leisure Properties, Inc.	82,200	$2,945,226

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.	190,900	4,426,971

Real Estate Investment Trusts — 96.9%
Agree Realty Corp.	105,400	5,345,888
American Assets Trust, Inc.	45,649	2,094,376
American Homes 4 Rent, Class A	89,600	1,944,320
Ashford Hospitality Prime, Inc.	72,595	1,091,829
AvalonBay Communities, Inc.	102,625	19,052,331
Boston Properties, Inc.	163,242	23,201,585
Brixmor Property Group, Inc.	173,600	4,930,240
Cedar Realty Trust, Inc.	532,076	4,277,891
Chesapeake Lodging Trust	63,500	1,604,645
CoreSite Realty Corp.	153,300	12,651,849
DCT Industrial Trust, Inc.	313,425	15,740,204
DDR Corp.	41,500	819,210
Digital Realty Trust, Inc.	46,600	4,867,836
Douglas Emmett, Inc.	201,400	7,661,256
Empire State Realty Trust, Inc., Class A	415,200	8,715,048
Equinix, Inc.	30,300	11,297,961
Equity LifeStyle Properties, Inc.	32,106	2,640,397
Equity Residential	92,454	6,285,947
Essex Property Trust, Inc.	48,413	11,322,832
Extra Space Storage, Inc.	188,384	16,204,792
Federal Realty Investment Trust	23,259	3,947,052
FelCor Lodging Trust, Inc.	740,572	4,702,632
Forest City Realty Trust, Inc., Class A	343,891	8,133,022
General Growth Properties, Inc.	127,400	4,070,430
Healthcare Realty Trust, Inc.	363,000	13,126,080
Healthcare Trust of America, Inc., Class A	107,810	3,670,931
Highwoods Properties, Inc.	100,600	5,605,432
Host Hotels & Resorts, Inc.	382,987	6,794,189
Kite Realty Group Trust	76,212	2,317,607
LaSalle Hotel Properties	73,200	2,016,660
Liberty Property Trust	171,300	7,088,394
Mack-Cali Realty Corp.	452,800	12,768,960
MGM Growth Properties LLC, Class A	24,200	656,062
Mid-America Apartment Communities, Inc.	124,500	13,199,490

Security Description	Shares/Principal Amount	Value (Note 3)
Real Estate Investment Trusts (continued)
Monogram Residential Trust, Inc.	29,100	$311,661
National Retail Properties, Inc.	258,700	13,752,492
New York REIT, Inc.	110,600	1,055,124
NorthStar Realty Finance Corp.	168,900	2,263,260
Outfront Media, Inc.	192,600	4,481,802
Pennsylvania Real Estate Investment Trust	182,800	4,650,432
Prologis, Inc.	66,767	3,638,134
Public Storage	54,442	13,007,283
Ramco-Gershenson Properties Trust	174,000	3,452,160
Sabra Health Care REIT, Inc.	286,469	6,849,474
Simon Property Group, Inc.	192,769	43,766,274
SL Green Realty Corp.	27,967	3,295,072
STORE Capital Corp.	99,200	3,094,048
Taubman Centers, Inc.	47,500	3,843,700
Terreno Realty Corp.	164,436	4,579,543
UDR, Inc.	251,100	9,348,453
Urban Edge Properties	449,850	13,455,014
Ventas, Inc.	311,945	23,757,731
VEREIT, Inc.	1,565,400	17,313,324
Welltower, Inc.	83,164	6,597,400
WP Carey, Inc.	50,681	3,681,975
WP GLIMCHER, Inc.	76,300	967,484

		437,009,218

Total Long-Term Investment Securities (cost $373,852,903)		444,381,415

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016 (cost $7,380,000)	$7,380,000	7,380,000

TOTAL INVESTMENTS (cost $381,232,903)(1)	100.1%	451,761,415
Liabilities in excess of other assets	(0.1)	(580,171)

NET ASSETS	100.0%	$451,181,244

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$444,381,415	$—	$—	$444,381,415
Short-Term Investment Securities	—	7,380,000	—	7,380,000

Total Investments at Value	$444,381,415	$7,380,000	$—	$451,761,415

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

261

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Banks-Commercial	6.0%
Building & Construction Products-Misc.	5.6
Chemicals-Specialty	5.5
Real Estate Investment Trusts	4.7
Medical Products	3.5
Containers-Metal/Glass	3.2
Retail-Apparel/Shoe	3.1
Electric-Integrated	2.9
Insurance-Reinsurance	2.9
Food-Meat Products	2.9
Time Deposits	2.7
Oil-Field Services	2.7
Oil Companies-Exploration & Production	2.6
Semiconductor Equipment	2.6
Gas-Distribution	2.4
Machinery-Construction & Mining	2.3
Aerospace/Defense-Equipment	2.2
Gold Mining	2.2
Building Products-Wood	2.1
Disposable Medical Products	1.9
Metal Processors & Fabrication	1.7
Building-Heavy Construction	1.7
U.S. Government Agencies	1.7
Building-Mobile Home/Manufactured Housing	1.7
Recreational Vehicles	1.5
Aerospace/Defense	1.5
Engineering/R&D Services	1.5
Batteries/Battery Systems	1.4
Diversified Manufacturing Operations	1.4
Footwear & Related Apparel	1.3
Insurance-Multi-line	1.3
Machinery-Electrical	1.1
Insurance-Property/Casualty	1.0
Miscellaneous Manufacturing	0.9
Electronic Design Automation	0.9
Chemicals-Plastics	0.9
Rental Auto/Equipment	0.9
Savings & Loans/Thrifts	0.9
Steel Pipe & Tube	0.9
Building-Residential/Commercial	0.8
Retail-Restaurants	0.8
Consulting Services	0.8
Home Furnishings	0.8
Airlines	0.8
Transport-Truck	0.7
Machinery-Farming	0.7
Food-Misc./Diversified	0.7
Building Products-Doors & Windows	0.7
Coatings/Paint	0.6
Vitamins & Nutrition Products	0.6
Environmental Monitoring & Detection	0.6
Steel-Producers	0.5
Insurance Brokers	0.5
Instruments-Controls	0.3
Wire & Cable Products	0.3
Telecom Services	0.3
Retail-Leisure Products	0.3
Water	0.3
Food-Flour & Grain	0.2
Electronic Components-Misc.	0.2
Oil Field Machinery & Equipment	0.1

99.8%

*	Calculated as a percentage of net assets

262

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 94.8%
Aerospace/Defense — 1.5%
Cubic Corp.	89,300	$3,647,012
Esterline Technologies Corp.†	50,200	3,053,666

		6,700,678

Aerospace/Defense-Equipment — 2.2%
AAR Corp.	421,300	10,178,608

Airlines — 0.8%
Spirit Airlines, Inc.†	84,300	3,603,825

Banks-Commercial — 6.0%
BNC Bancorp	141,800	3,440,068
Chemical Financial Corp.	255,700	10,580,866
Columbia Banking System, Inc.	157,400	4,772,368
First of Long Island Corp.	8,500	257,975
Lakeland Financial Corp.	112,900	5,797,415
Peoples Bancorp, Inc.	86,000	1,930,700
TrustCo Bank Corp. NY	133,956	888,128

		27,667,520

Batteries/Battery Systems — 1.4%
EnerSys	106,900	6,665,215

Building & Construction Products-Misc. — 5.6%
Armstrong Flooring, Inc.†	105,000	2,092,650
Drew Industries, Inc.	125,800	11,524,538
Gibraltar Industries, Inc.†	169,400	5,976,432
Simpson Manufacturing Co., Inc.	156,500	6,385,200

		25,978,820

Building Products-Doors & Windows — 0.7%
Griffon Corp.	177,868	3,048,658

Building Products-Wood — 2.1%
Universal Forest Products, Inc.	90,082	9,739,666

Building-Heavy Construction — 1.7%
Granite Construction, Inc.	156,800	7,805,504

Building-Mobile Home/Manufactured Housing — 1.7%
Thor Industries, Inc.	85,240	6,524,270
Winnebago Industries, Inc.	50,400	1,197,504

		7,721,774

Building-Residential/Commercial — 0.8%
M/I Homes, Inc.†	171,700	3,871,835

Chemicals-Plastics — 0.9%
A. Schulman, Inc.	25,788	755,846
Landec Corp.†	306,000	3,519,000

		4,274,846

Chemicals-Specialty — 5.5%
H.B. Fuller Co.	185,500	8,636,880
Ingevity Corp.†	16,400	627,628
Minerals Technologies, Inc.	36,000	2,349,360
Sensient Technologies Corp.	160,400	11,842,332
Stepan Co.	29,300	1,884,283

		25,340,483

Coatings/Paint — 0.6%
RPM International, Inc.	54,700	2,968,022

Consulting Services — 0.8%
Huron Consulting Group, Inc.†	60,200	3,700,494

Security Description	Shares	Value (Note 3)
Containers-Metal/Glass — 3.2%
Gerresheimer AG	174,400	$14,968,560

Disposable Medical Products — 1.9%
STERIS PLC	121,600	8,627,520

Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	63,600	6,569,244

Electric-Integrated — 2.9%
IDACORP, Inc.	168,611	13,632,199

Electronic Components-Misc. — 0.2%
Gentex Corp.	41,400	731,538

Electronic Design Automation — 0.9%
Mentor Graphics Corp.	202,100	4,316,856

Engineering/R&D Services — 1.5%
Argan, Inc.	12,000	553,560
EMCOR Group, Inc.	110,200	6,138,140

		6,691,700

Environmental Monitoring & Detection — 0.6%
MSA Safety, Inc.	48,223	2,694,701

Food-Flour & Grain — 0.2%
GrainCorp., Ltd., Class A	140,939	908,264

Food-Meat Products — 2.9%
Maple Leaf Foods, Inc.	582,700	13,263,772

Food-Misc./Diversified — 0.7%
AGT Food & Ingredients, Inc.	39,700	962,968
Dairy Crest Group PLC	267,100	2,131,565

		3,094,533

Footwear & Related Apparel — 1.3%
Crocs, Inc.†	539,000	6,106,870

Gas-Distribution — 2.4%
Spire, Inc.	163,100	11,319,140

Gold Mining — 2.2%
Detour Gold Corp.†	243,300	6,361,783
OceanaGold Corp.	987,800	3,570,954

		9,932,737

Home Furnishings — 0.8%
Hooker Furniture Corp.	28,300	654,579
La-Z-Boy, Inc.	100,300	3,031,066

		3,685,645

Instruments-Controls — 0.3%
Watts Water Technologies, Inc., Class A	25,500	1,577,175

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	42,700	2,100,413

Insurance-Multi-line — 1.3%
Old Republic International Corp.	315,000	6,104,700

Insurance-Property/Casualty — 1.0%
Hanover Insurance Group, Inc.	57,700	4,751,018

Insurance-Reinsurance — 2.9%
Aspen Insurance Holdings, Ltd.	158,800	7,298,448
Endurance Specialty Holdings, Ltd.	35,559	2,404,855
Validus Holdings, Ltd.	78,558	3,883,122

		13,586,425

Machinery-Construction & Mining — 2.3%
Astec Industries, Inc.	175,300	10,567,084

263

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Machinery-Electrical — 1.1%
Franklin Electric Co., Inc.	50,700	$1,963,104
Regal Beloit Corp.	53,700	3,276,237

		5,239,341

Machinery-Farming — 0.7%
Lindsay Corp.	46,700	3,276,472

Medical Products — 3.5%
Hill-Rom Holdings, Inc.	157,000	8,388,510
Invacare Corp.	81,500	938,880
Teleflex, Inc.	37,100	6,689,501

		16,016,891

Metal Processors & Fabrication — 1.7%
Mueller Industries, Inc.	234,300	7,975,572

Miscellaneous Manufacturing — 0.9%
AptarGroup, Inc.	16,600	1,297,788
Hillenbrand, Inc.	94,900	3,070,015

		4,367,803

Oil Companies-Exploration & Production — 2.0%
Energen Corp.	102,600	4,861,188
Unit Corp.†	344,600	4,307,500

		9,168,688

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	25,200	632,772

Oil-Field Services — 2.7%
Helix Energy Solutions Group, Inc.†	273,000	2,167,620
Hunting PLC	784,921	4,238,319
Oil States International, Inc.†	196,900	6,088,148

		12,494,087

Real Estate Investment Trusts — 4.7%
Brandywine Realty Trust	338,200	5,705,434
LTC Properties, Inc.	266,500	14,265,745
Sunstone Hotel Investors, Inc.	140,800	1,872,640

		21,843,819

Recreational Vehicles — 1.5%
BRP, Inc.†	375,300	6,093,792
Brunswick Corp.	19,600	972,552

		7,066,344

Rental Auto/Equipment — 0.9%
McGrath RentCorp	133,310	4,248,590

Retail-Apparel/Shoe — 3.1%
Caleres, Inc.	177,500	4,671,800
Cato Corp., Class A	140,200	5,014,954
Genesco, Inc.†	67,000	4,651,140

		14,337,894

Retail-Leisure Products — 0.3%
West Marine, Inc.†	137,500	1,204,500

Retail-Restaurants — 0.8%
Brinker International, Inc.	80,700	3,804,198

Savings & Loans/Thrifts — 0.9%
EverBank Financial Corp.	235,300	4,225,988

Semiconductor Equipment — 2.6%
Cohu, Inc.	161,000	1,700,160
MKS Instruments, Inc.	161,253	7,366,037

Security Description	Shares/ Principal Amount	Value (Note 3)
Semiconductor Equipment (continued)
Photronics, Inc.†	291,400	$2,814,924

		11,881,121

Steel Pipe & Tube — 0.9%
Mueller Water Products, Inc., Class A	335,400	3,977,844

Steel-Producers — 0.5%
Carpenter Technology Corp.	59,100	2,319,675

Telecom Services — 0.3%
ORBCOMM, Inc.†	126,700	1,341,753

Transport-Truck — 0.7%
Saia, Inc.†	114,000	3,293,460

Vitamins & Nutrition Products — 0.6%
Omega Protein Corp.†	125,000	2,815,000

Water — 0.3%
Connecticut Water Service, Inc.	22,800	1,163,940

Wire & Cable Products — 0.3%
Insteel Industries, Inc.	41,000	1,426,390

Total Common Stocks (cost $366,765,096)		438,618,184

U.S. CORPORATE BONDS & NOTES — 0.6%
Oil Companies-Exploration & Production — 0.6%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021 (cost $3,417,919)	$3,675,000	2,848,125

Total Long-Term Investment Securities (cost $370,183,015)		441,466,309

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016	12,770,000	12,770,000

U.S. Government Agencies — 1.7%
Federal Home Loan Bank Disc. Notes 0.15% due 08/01/2016	7,790,000	7,790,000

Total Short-Term Investment Securities (cost $20,560,000)		20,560,000

TOTAL INVESTMENTS (cost $390,743,015)(1)	99.8%	462,026,309
Other assets less liabilities	0.2	917,652

NET ASSETS	100.0%	$462,943,961

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

264

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$438,618,184	$—	$—	$438,618,184
U.S. Corporate Bonds & Notes	—	2,848,125	—	2,848,125
Short-Term Investment Securities	—	20,560,000	—	20,560,000

Total Investments at Value	$438,618,184	$23,408,125	$—	$462,026,309

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $20,115,142 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities.

There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

265

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Commercial Services-Finance	5.9%
Medical-Biomedical/Gene	5.3
Enterprise Software/Service	3.6
Textile-Home Furnishings	2.6
Building Products-Cement	2.5
Entertainment Software	2.4
Distribution/Wholesale	2.4
Non-Hazardous Waste Disposal	2.3
Retail-Discount	2.3
Commercial Services	2.2
Electronic Components-Semiconductors	2.2
Lighting Products & Systems	2.2
Banks-Commercial	2.1
Oil Companies-Exploration & Production	2.1
Medical-HMO	2.0
Building Products-Air & Heating	2.0
Retail-Auto Parts	1.9
Networking Products	1.8
Hotels/Motels	1.8
Aerospace/Defense-Equipment	1.8
Building & Construction Products-Misc.	1.7
Electronic Connectors	1.7
Applications Software	1.7
Finance-Investment Banker/Broker	1.7
Retail-Apparel/Shoe	1.7
Semiconductor Equipment	1.5
Medical-Drugs	1.5
Apparel Manufacturers	1.5
Medical Instruments	1.5
Machinery-General Industrial	1.4
Retail-Perfume & Cosmetics	1.4
Consulting Services	1.3
Investment Management/Advisor Services	1.3
Medical-Hospitals	1.3
Food-Meat Products	1.3
Real Estate Management/Services	1.2
Auto/Truck Parts & Equipment-Original	1.2
Dental Supplies & Equipment	1.2
Physicians Practice Management	1.1
Retail-Convenience Store	1.1
Cruise Lines	1.1
Electronic Components-Misc.	1.0
Diversified Manufacturing Operations	1.0
Web Hosting/Design	1.0
Internet Application Software	1.0
Finance-Other Services	1.0
Semiconductor Components-Integrated Circuits	0.9
Retail-Gardening Products	0.9
Airlines	0.9
Investment Companies	0.9
Coatings/Paint	0.8
Repurchase Agreements	0.8
Transport-Truck	0.8
Retail-Misc./Diversified	0.7
Medical-Wholesale Drug Distribution	0.7
Building-Residential/Commercial	0.7
E-Commerce/Services	0.7
E-Commerce/Products	0.6
Retail-Restaurants	0.6
Tools-Hand Held	0.6
Internet Content-Entertainment	0.6

Beverages-Non-alcoholic	0.5%
Hazardous Waste Disposal	0.5
Food-Retail	0.5
Auto-Cars/Light Trucks	0.5
Chemicals-Diversified	0.5
Electronic Measurement Instruments	0.4

99.9%

*	Calculated as a percentage of net assets

266

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 99.1%
Aerospace/Defense-Equipment — 1.8%
Harris Corp.	71,400	$6,184,668

Airlines — 0.9%
Southwest Airlines Co.	84,100	3,112,541

Apparel Manufacturers — 1.5%
Gildan Activewear, Inc.	115,794	3,393,922
VF Corp.	29,200	1,822,956

		5,216,878

Applications Software — 1.7%
ServiceNow, Inc.†	58,000	4,345,360
Tableau Software, Inc., Class A†	31,000	1,751,810

		6,097,170

Auto-Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	7,300	1,713,967

Auto/Truck Parts & Equipment-Original — 1.2%
Mobileye NV†	38,700	1,854,117
WABCO Holdings, Inc.†	22,600	2,266,102

		4,120,219

Banks-Commercial — 2.1%
East West Bancorp, Inc.	76,600	2,621,252
Signature Bank†	40,300	4,845,672

		7,466,924

Beverages-Non-alcoholic — 0.5%
Monster Beverage Corp.†	12,100	1,943,623

Building & Construction Products-Misc. — 1.7%
Fortune Brands Home & Security, Inc.	97,100	6,143,517

Building Products-Air & Heating — 2.0%
Lennox International, Inc.	44,200	6,930,560

Building Products-Cement — 2.5%
Eagle Materials, Inc.	40,100	3,366,395
Vulcan Materials Co.	42,700	5,293,946

		8,660,341

Building-Residential/Commercial — 0.7%
Toll Brothers, Inc.†	83,800	2,347,238

Chemicals-Diversified — 0.5%
PPG Industries, Inc.	15,500	1,623,005

Coatings/Paint — 0.8%
Sherwin-Williams Co.	9,500	2,847,435

Commercial Services — 2.2%
Aramark	122,200	4,380,870
CoStar Group, Inc.†	16,900	3,513,510

		7,894,380

Commercial Services-Finance — 5.9%
Equifax, Inc.	34,800	4,609,608
Global Payments, Inc.	28,400	2,120,344
S&P Global, Inc.	45,800	5,596,760
Sabre Corp.	92,000	2,681,800
Vantiv, Inc., Class A†	107,100	5,865,867

		20,874,379

Consulting Services — 1.3%
Gartner, Inc.†	46,600	4,671,650

Security Description	Shares	Value (Note 3)

Cruise Lines — 1.1%
Norwegian Cruise Line Holdings, Ltd.†	89,641	$3,818,707

Dental Supplies & Equipment — 1.2%
DENTSPLY SIRONA, Inc.	63,721	4,080,693

Distribution/Wholesale — 2.4%
HD Supply Holdings, Inc.†	136,700	4,947,173
Watsco, Inc.	23,300	3,356,132

		8,303,305

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	34,800	3,594,492

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†	51,700	2,248,950

E-Commerce/Services — 0.7%
TripAdvisor, Inc.†	33,200	2,323,004

Electronic Components-Misc. — 1.0%
Corning, Inc.	162,900	3,619,638

Electronic Components-Semiconductors — 2.2%
Broadcom, Ltd.	17,900	2,899,442
Cavium, Inc.†	44,500	2,076,815
NVIDIA Corp.	48,900	2,792,190

		7,768,447

Electronic Connectors — 1.7%
Amphenol Corp., Class A	102,600	6,106,752

Electronic Measurement Instruments — 0.4%
FLIR Systems, Inc.	39,000	1,270,620

Enterprise Software/Service — 3.6%
Atlassian Corp PLC, Class A†	66,900	2,004,993
Guidewire Software, Inc.†	44,700	2,747,709
Inovalon Holdings, Inc., Class A†	92,679	1,725,683
Veeva Systems, Inc., Class A†	88,100	3,346,919
Workday, Inc., Class A†	36,100	3,008,574

		12,833,878

Entertainment Software — 2.4%
Electronic Arts, Inc.†	109,300	8,341,776

Finance-Investment Banker/Broker — 1.7%
Lazard, Ltd., Class A	74,115	2,648,870
TD Ameritrade Holding Corp.	111,600	3,388,176

		6,037,046

Finance-Other Services — 1.0%
Nasdaq, Inc.	47,800	3,382,328

Food-Meat Products — 1.3%
Tyson Foods, Inc., Class A	59,900	4,408,640

Food-Retail — 0.5%
Sprouts Farmers Market, Inc.†	82,000	1,896,660

Hazardous Waste Disposal — 0.5%
Stericycle, Inc.†	21,060	1,901,086

Hotels/Motels — 1.8%
Hilton Worldwide Holdings, Inc.	274,400	6,363,336

Internet Application Software — 1.0%
Splunk, Inc.†	54,300	3,395,922

Internet Content-Entertainment — 0.6%
Netflix, Inc.†	21,450	1,957,313

267

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Investment Companies — 0.9%
Oaktree Capital Group LLC	65,600	$3,045,152

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.†	31,100	4,564,858

Lighting Products & Systems — 2.2%
Acuity Brands, Inc.	29,200	7,662,956

Machinery-General Industrial — 1.4%
Middleby Corp.†	42,200	5,080,036

Medical Instruments — 1.5%
Edwards Lifesciences Corp.†	26,700	3,057,684
Intuitive Surgical, Inc.†	3,100	2,156,856

		5,214,540

Medical-Biomedical/Gene — 5.3%
BioMarin Pharmaceutical, Inc.†	38,800	3,857,496
Illumina, Inc.†	40,620	6,757,137
Intercept Pharmaceuticals, Inc.†	15,800	2,733,874
Kite Pharma, Inc.†	48,600	2,752,218
Vertex Pharmaceuticals, Inc.†	26,500	2,570,500

		18,671,225

Medical-Drugs — 1.5%
Jazz Pharmaceuticals PLC†	21,446	3,237,702
Patheon NV†	81,294	2,102,263

		5,339,965

Medical-HMO — 2.0%
Centene Corp.†	52,500	3,703,875
Humana, Inc.	19,920	3,437,196

		7,141,071

Medical-Hospitals — 1.3%
Acadia Healthcare Co., Inc.†	78,800	4,452,200

Medical-Wholesale Drug Distribution — 0.7%
Premier, Inc., Class A†	72,500	2,370,750

Networking Products — 1.8%
Arista Networks, Inc.†	41,000	2,922,070
Palo Alto Networks, Inc.†	27,300	3,573,297

		6,495,367

Non-Hazardous Waste Disposal — 2.3%
Waste Connections, Inc.	110,100	8,200,248

Oil Companies-Exploration & Production — 2.1%
Concho Resources, Inc.†	43,600	5,415,120
Range Resources Corp.	50,500	2,035,655

		7,450,775

Physicians Practice Management — 1.1%
Envision Healthcare Holdings, Inc.†	163,300	4,015,547

Real Estate Management/Services — 1.2%
CBRE Group, Inc., Class A†	145,100	4,128,095

Retail-Apparel/Shoe — 1.7%
Ross Stores, Inc.	94,700	5,855,301

Retail-Auto Parts — 1.9%
O’Reilly Automotive, Inc.†	23,500	6,829,805

Retail-Convenience Store — 1.1%
Casey’s General Stores, Inc.	28,600	3,819,244

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Discount — 2.3%
Dollar General Corp.	86,000	$8,147,640

Retail-Gardening Products — 0.9%
Tractor Supply Co.	35,200	3,226,080

Retail-Misc./Diversified — 0.7%
Sally Beauty Holdings, Inc.†	81,300	2,384,529

Retail-Perfume & Cosmetics — 1.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	18,500	4,832,385

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	5,300	2,247,147

Semiconductor Components-Integrated Circuits — 0.9%
NXP Semiconductors NV†	39,300	3,304,737

Semiconductor Equipment — 1.5%
Applied Materials, Inc.	78,800	2,071,652
Lam Research Corp.	36,600	3,285,582

		5,357,234

Textile-Home Furnishings — 2.6%
Mohawk Industries, Inc.†	43,100	9,005,314

Tools-Hand Held — 0.6%
Stanley Black & Decker, Inc.	17,500	2,129,750

Transport-Truck — 0.8%
Old Dominion Freight Line, Inc.†	38,500	2,681,910

Web Hosting/Design — 1.0%
GoDaddy, Inc., Class A†	118,700	3,551,504

Total Long-Term Investment Securities (cost $320,901,577)		348,706,453

REPURCHASE AGREEMENTS — 0.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/29/2016, to be repurchased 08/01/2016 in th amount of $2,770,002, and collateralized by $2,670,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $2,825,856. (cost $2,770,000)	$2,770,000	2,770,000

TOTAL INVESTMENTS (cost $323,671,577)(1)	99.9%	351,476,453
Other assets less liabilities	0.1	273,789

NET ASSETS	100.0%	$351,750,242

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

268

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (See Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$348,706,453	$—	$—	$348,706,453
Repurchase Agreements	—	2,770,000	—	2,770,000

Total Investments at Value*	$348,706,453	$2,770,000	$—	$351,476,453

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

269

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Industry Allocation*

Commercial Services-Finance	6.4%
Commercial Services	5.8
Applications Software	4.9
Enterprise Software/Service	4.5
Medical-Biomedical/Gene	4.3
Retail-Apparel/Shoe	3.1
Distribution/Wholesale	3.1
Resorts/Theme Parks	3.0
Diversified Manufacturing Operations	2.8
Aerospace/Defense-Equipment	2.4
Auction Houses/Art Dealers	2.4
Telephone-Integrated	2.3
Electronic Security Devices	2.2
Data Processing/Management	2.2
Drug Delivery Systems	2.1
Lighting Products & Systems	1.9
Finance-Investment Banker/Broker	1.9
Repurchase Agreements	1.9
Medical Products	1.9
Schools	1.8
Veterinary Diagnostics	1.7
Computer Services	1.7
Dental Supplies & Equipment	1.7
Medical Instruments	1.6
Non-Hazardous Waste Disposal	1.5
Entertainment Software	1.5
Transport-Rail	1.5
Finance-Other Services	1.5
Beverages-Wine/Spirits	1.4
Airlines	1.4
Building Products-Doors & Windows	1.4
Retail-Arts & Crafts	1.3
Theaters	1.3
Miscellaneous Manufacturing	1.3
Medical-Outpatient/Home Medical	1.2
Building Products-Cement	1.2
Web Portals/ISP	1.2
Real Estate Management/Services	1.2
Retail-Misc./Diversified	1.2
Diagnostic Equipment	1.2
Health Care Cost Containment	1.1
Electronic Measurement Instruments	1.1
MRI/Medical Diagnostic Imaging	1.1
Retail-Perfume & Cosmetics	1.1
Transport-Truck	1.0
Industrial Automated/Robotic	0.9
Retail-Restaurants	0.9
Oil Companies-Exploration & Production	0.8
Apparel Manufacturers	0.7
Auto/Truck Parts & Equipment-Original	0.7
Retail-Automobile	0.5
Computer Data Security	0.4
Medical-Drugs	0.3
Rubber/Plastic Products	0.3

99.8%

*	Calculated as a percentage of net assets

270

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.9%
Aerospace/Defense-Equipment — 2.4%
Harris Corp.	12,737	$1,103,279
Orbital ATK, Inc.	12,737	1,109,647

		2,212,926

Airlines — 1.4%
Spirit Airlines, Inc.†	30,146	1,288,741

Apparel Manufacturers — 0.7%
Columbia Sportswear Co.	11,838	677,726

Applications Software — 4.9%
HubSpot, Inc.†	25,177	1,374,412
Paycom Software, Inc.†	33,187	1,566,758
ServiceNow, Inc.†	21,966	1,645,693

		4,586,863

Auction Houses/Art Dealers — 2.4%
KAR Auction Services, Inc.	51,499	2,202,612

Auto/Truck Parts & Equipment-Original — 0.7%
Gentherm, Inc.†	18,508	621,128

Beverages-Wine/Spirits — 1.4%
Constellation Brands, Inc., Class A	8,076	1,329,552

Building Products-Cement — 1.2%
Vulcan Materials Co.	9,260	1,148,055

Building Products-Doors & Windows — 1.4%
Masonite International Corp.†	18,344	1,280,962

Commercial Services — 5.8%
Aramark	56,211	2,015,164
CoStar Group, Inc.†	10,134	2,106,859
ServiceMaster Global Holdings, Inc.†	34,863	1,318,867

		5,440,890

Commercial Services-Finance — 6.4%
Euronet Worldwide, Inc.†	16,991	1,295,734
LendingTree, Inc.†	8,207	828,743
TransUnion†	41,696	1,364,293
Vantiv, Inc., Class A†	15,591	853,919
WEX, Inc.†	17,587	1,647,550

		5,990,239

Computer Data Security — 0.4%
SecureWorks Corp., Class A†	28,389	420,441

Computer Services — 1.7%
EPAM Systems, Inc.†	22,179	1,557,853

Computers-Integrated Systems — 0.0%
Cray, Inc.†	317	10,005

Data Processing/Management — 2.2%
Acxiom Corp.†	23,086	529,824
Broadridge Financial Solutions, Inc.	22,118	1,496,946

		2,026,770

Dental Supplies & Equipment — 1.7%
Align Technology, Inc.†	17,352	1,546,931

Diagnostic Equipment — 1.2%
VWR Corp.†	34,653	1,085,332

Distribution/Wholesale — 3.1%
HD Supply Holdings, Inc.†	49,720	1,799,367
Pool Corp.	10,383	1,061,973

		2,861,340

Security Description	Shares	Value (Note 3)
Diversified Manufacturing Operations — 2.8%
A.O. Smith Corp.	15,855	$1,472,771
Carlisle Cos., Inc.	11,490	1,186,802

		2,659,573

Drug Delivery Systems — 2.1%
DexCom, Inc.†	21,090	1,945,131

Electronic Measurement Instruments — 1.1%
FLIR Systems, Inc.	32,818	1,069,210

Electronic Security Devices — 2.2%
Allegion PLC	28,522	2,064,708

Enterprise Software/Service — 4.5%
Guidewire Software, Inc.†	21,064	1,294,804
Tyler Technologies, Inc.†	10,032	1,635,416
Veeva Systems, Inc., Class A†	32,825	1,247,022

		4,177,242

Entertainment Software — 1.5%
Take-Two Interactive Software, Inc.†	35,679	1,433,582

Finance-Investment Banker/Broker — 1.9%
Evercore Partners, Inc., Class A	21,366	1,082,615
Raymond James Financial, Inc.	13,425	737,033

		1,819,648

Finance-Other Services — 1.5%
SEI Investments Co.	30,776	1,384,920

Health Care Cost Containment — 1.1%
HealthEquity, Inc.†	36,276	1,070,868

Industrial Automated/Robotic — 0.9%
Cognex Corp.	19,005	858,456

Lighting Products & Systems — 1.9%
Acuity Brands, Inc.	3,911	1,026,364
Universal Display Corp.†	11,200	793,408

		1,819,772

Medical Instruments — 1.6%
Integra LifeSciences Holdings Corp.†	17,211	1,450,371

Medical Products — 1.9%
Cantel Medical Corp.	528	35,350
Nevro Corp.†	14,435	1,193,774
Teleflex, Inc.	3,002	541,291

		1,770,415

Medical-Biomedical/Gene — 4.3%
Alnylam Pharmaceuticals, Inc.†	7,502	510,736
Bluebird Bio, Inc.†	7,241	414,040
Cambrex Corp.†	25,397	1,331,057
Ligand Pharmaceuticals, Inc.†	8,388	1,131,374
Prothena Corp. PLC†	6,592	362,890
Ultragenyx Pharmaceutical, Inc.†	4,708	297,922

		4,048,019

Medical-Drugs — 0.3%
Ophthotech Corp.†	4,980	319,915

Medical-Outpatient/Home Medical — 1.2%
Amedisys, Inc.†	21,739	1,164,123

Miscellaneous Manufacturing — 1.3%
John Bean Technologies Corp.	17,637	1,180,268

MRI/Medical Diagnostic Imaging — 1.1%
Surgical Care Affiliates, Inc.†	20,491	1,065,737

271

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO INVESTMENTS — July 31, 2016 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 1.5%
Waste Connections, Inc.	19,380	$1,443,422

Oil Companies-Exploration & Production — 0.8%
Diamondback Energy, Inc.†	9,042	793,797

Real Estate Management/Services — 1.2%
CBRE Group, Inc., Class A†	39,140	1,113,533

Resorts/Theme Parks — 3.0%
Six Flags Entertainment Corp.	24,430	1,377,608
Vail Resorts, Inc.	10,242	1,465,323

		2,842,931

Retail-Apparel/Shoe — 3.1%
Burlington Stores, Inc.†	23,543	1,801,275
Coach, Inc.	26,121	1,126,076

		2,927,351

Retail-Arts & Crafts — 1.3%
Michaels Cos., Inc.†	45,256	1,192,948

Retail-Automobile — 0.5%
Lithia Motors, Inc., Class A	5,627	485,554

Retail-Misc./Diversified — 1.2%
Sally Beauty Holdings, Inc.†	37,620	1,103,395

Retail-Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	3,778	986,851

Retail-Restaurants — 0.9%
Dave & Buster’s Entertainment, Inc.†	18,562	826,009

Rubber/Plastic Products — 0.3%
Proto Labs, Inc.†	5,028	276,741

Schools — 1.8%
Bright Horizons Family Solutions, Inc.†	24,921	1,671,451

Security Description	Shares/ Principal Amount	Value (Note 3)
Telephone-Integrated — 2.3%
Zayo Group Holdings, Inc.†	76,325	2,159,997

Theaters — 1.3%
Cinemark Holdings, Inc.	31,403	$1,180,753

Transport-Rail — 1.5%
Kansas City Southern	14,513	1,394,844

Transport-Truck — 1.0%
JB Hunt Transport Services, Inc.	10,983	913,017

Veterinary Diagnostics — 1.7%
VCA, Inc.†	21,928	1,564,344

Web Portals/ISP — 1.2%
Yandex NV, Class A†	51,670	1,118,656

Total Long-Term Investment Securities (cost $72,173,598)		91,585,918

REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/29/2016, to be repurchased 08/01/2016 in the amount of $1,804,002 collateralized by $1,740,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $1,841,569 (cost $1,804,000) . . . . . . . . . . . . . . . . . . ..	$1,804,000	$1,804,000

TOTAL INVESTMENTS (cost $73,977,598)(1)	99.8%	93,389,918
Other assets less liabilities	0.2	220,169

NET ASSETS	100.0%	$93,610,087

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$91,585,918	$—	$—	$91,585,918
Repurchase Agreements	—	1,804,000	—	1,804,000

Total Investments at Value	$91,585,918	$1,804,000	$—	$93,389,918

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

272

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Time Deposits	5.1%
Enterprise Software/Service	4.5
Computer Services	3.9
Distribution/Wholesale	3.9
Medical Products	3.3
Retail-Restaurants	3.2
Commercial Services-Finance	3.1
Electronic Components-Semiconductors	2.8
Building & Construction Products-Misc.	2.8
Computer Software	2.6
Human Resources	2.3
Medical-Generic Drugs	2.2
Research & Development	2.2
Banks-Commercial	2.1
Medical-Drugs	2.1
Medical-Biomedical/Gene	2.0
Medical Instruments	1.9
Diversified Manufacturing Operations	1.9
Oil Companies-Exploration & Production	1.8
Retail-Apparel/Shoe	1.7
Real Estate Investment Trusts	1.5
Resorts/Theme Parks	1.5
Commercial Services	1.4
Drug Delivery Systems	1.4
Therapeutics	1.4
Theaters	1.4
Dental Supplies & Equipment	1.4
Diagnostic Equipment	1.4
Applications Software	1.3
Veterinary Diagnostics	1.3
Recreational Vehicles	1.3
Food-Dairy Products	1.2
Electronic Design Automation	1.2
Consumer Products-Misc.	1.2
Containers-Paper/Plastic	1.1
Respiratory Products	1.1
Telecommunication Equipment	1.1
Footwear & Related Apparel	1.1
Building Products-Doors & Windows	1.0
Building & Construction-Misc.	1.0
Building-Heavy Construction	1.0
Finance-Investment Banker/Broker	0.9
Home Furnishings	0.9
Lasers-System/Components	0.9
Storage/Warehousing	0.9
Instruments-Controls	0.8
Health Care Cost Containment	0.8
Medical-Hospitals	0.8
Building Products-Air & Heating	0.8
Building Products-Cement	0.8
Consulting Services	0.8
Schools	0.7
Medical-Wholesale Drug Distribution	0.7
Financial Guarantee Insurance	0.7
Entertainment Software	0.7
Office Furnishings-Original	0.7
Communications Software	0.6
Telecom Equipment-Fiber Optics	0.6
Electronic Security Devices	0.6
Chemicals-Plastics	0.6
Audio/Video Products	0.5

Industrial Automated/Robotic	0.5%
Finance-Other Services	0.5
Semiconductor Equipment	0.5
Home Decoration Products	0.4
Motion Pictures & Services	0.4
Data Processing/Management	0.4
Chemicals-Specialty	0.4
Networking Products	0.3
Airlines	0.2
Transport-Marine	0.2

100.3%

*	Calculated as a percentage of net assets

273

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 95.2%
Airlines — 0.2%
Spirit Airlines, Inc.†	15,777	$674,467

Applications Software — 1.3%
Paycom Software, Inc.†	75,658	3,571,814

Audio/Video Products — 0.5%
Harman International Industries, Inc.	17,670	1,460,249

Banks-Commercial — 2.1%
East West Bancorp, Inc.	38,350	1,312,337
Signature Bank†	26,275	3,159,306
SVB Financial Group†	12,940	1,299,435

		5,771,078

Building & Construction Products-Misc. — 2.8%
Owens Corning	55,828	2,953,860
Quanex Building Products Corp.	24,572	491,194
Summit Materials, Inc., Class A†	101,270	2,242,118
Trex Co., Inc.†	40,500	1,964,250

		7,651,422

Building & Construction-Misc. — 1.0%
TopBuild Corp.†	72,128	2,723,553

Building Products-Air & Heating — 0.8%
Lennox International, Inc.	14,388	2,256,038

Building Products-Cement — 0.8%
Headwaters, Inc.†	112,255	2,232,752

Building Products-Doors & Windows — 1.0%
Masonite International Corp.†	41,121	2,871,479

Building-Heavy Construction — 1.0%
Dycom Industries, Inc.†	28,941	2,721,901

Chemicals-Plastics — 0.6%
PolyOne Corp.	43,278	1,517,759

Chemicals-Specialty — 0.4%
Methanex Corp.	34,810	975,376

Commercial Services — 1.4%
CoStar Group, Inc.†	19,181	3,987,730

Commercial Services-Finance — 3.1%
Euronet Worldwide, Inc.†	50,881	3,880,185
MarketAxess Holdings, Inc.	29,352	4,745,044

		8,625,229

Communications Software — 0.6%
BroadSoft, Inc.†	37,092	1,662,834

Computer Services — 3.9%
DST Systems, Inc.	16,646	2,052,951
EPAM Systems, Inc.†	50,139	3,521,763
ExlService Holdings, Inc.†	25,678	1,271,318
Manhattan Associates, Inc.†	26,564	1,542,040
Virtusa Corp.†	32,438	882,314
WNS Holdings, Ltd. ADR†	51,860	1,455,710

		10,726,096

Computer Software — 2.6%
InterXion Holding NV†	113,833	4,311,994
SS&C Technologies Holdings, Inc.	89,100	2,870,802

		7,182,796

Consulting Services — 0.8%
CEB, Inc.	34,953	2,098,578

Security Description	Shares	Value (Note 3)
Consumer Products-Misc. — 1.2%
Helen of Troy, Ltd.†	32,045	$3,192,002

Containers-Paper/Plastic — 1.1%
Berry Plastics Group, Inc.†	76,908	3,153,228

Data Processing/Management — 0.4%
Fair Isaac Corp.	8,416	1,065,802

Dental Supplies & Equipment — 1.4%
Align Technology, Inc.†	42,359	3,776,305

Diagnostic Equipment — 1.4%
VWR Corp.†	119,443	3,740,955

Distribution/Wholesale — 3.9%
Core-Mark Holding Co., Inc.	85,904	4,205,860
G-III Apparel Group, Ltd.†	30,756	1,231,162
Pool Corp.	39,293	4,018,888
SiteOne Landscape Supply, Inc.†	29,189	1,133,701

		10,589,611

Diversified Manufacturing Operations — 1.9%
A.O. Smith Corp.	25,564	2,374,640
Carlisle Cos., Inc.	26,318	2,718,386

		5,093,026

Drug Delivery Systems — 1.4%
DexCom, Inc.†	43,131	3,977,972

Electronic Components-Semiconductors — 2.8%
MACOM Technology Solutions Holdings, Inc.†	95,337	3,766,765
Qorvo, Inc.†	29,394	1,858,582
Silicon Laboratories, Inc.†	40,138	2,138,553

		7,763,900

Electronic Design Automation — 1.2%
Cadence Design Systems, Inc.†	136,110	3,273,446

Electronic Security Devices — 0.6%
Allegion PLC	22,407	1,622,043

Enterprise Software/Service — 4.5%
Guidewire Software, Inc.†	75,974	4,670,122
Qlik Technologies, Inc.†	93,134	2,812,647
Tyler Technologies, Inc.†	17,491	2,851,383
Ultimate Software Group, Inc.†	9,771	2,043,116

		12,377,268

Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	45,886	1,843,699

Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	103,677	2,600,219

Finance-Other Services — 0.5%
Bats Global Markets, Inc.†	49,920	1,266,970

Financial Guarantee Insurance — 0.7%
MGIC Investment Corp.†	273,735	1,968,155

Food-Dairy Products — 1.2%
WhiteWave Foods Co.†	60,785	3,372,960

Footwear & Related Apparel — 1.1%
Skechers U.S.A., Inc., Class A†	126,490	3,038,290

Health Care Cost Containment — 0.8%
HealthEquity, Inc.†	78,586	2,319,859

Home Decoration Products — 0.4%
Newell Brands, Inc.	21,231	1,113,778

274

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Home Furnishings — 0.9%
American Woodmark Corp.†	34,875	$2,588,771

Human Resources — 2.3%
Team Health Holdings, Inc.†	93,001	3,798,161
TrueBlue, Inc.†	111,239	2,483,967

		6,282,128

Industrial Automated/Robotic — 0.5%
Cognex Corp.	30,714	1,387,351

Instruments-Controls — 0.8%
Woodward, Inc.	39,966	2,339,610

Lasers-System/Components — 0.9%
Coherent, Inc.†	23,236	2,464,178

Medical Instruments — 1.9%
Bio-Techne Corp.	25,894	2,911,004
Bruker Corp.	94,195	2,347,339

		5,258,343

Medical Products — 3.3%
Globus Medical, Inc., Class A†	130,419	2,993,116
Penumbra, Inc.†	24,592	1,679,879
Wright Medical Group NV†	194,706	4,269,903

		8,942,898

Medical-Biomedical/Gene — 2.0%
Esperion Therapeutics, Inc.†	52,279	567,750
Medivation, Inc.†	55,650	3,561,043
Retrophin, Inc.†	80,843	1,449,515

		5,578,308

Medical-Drugs — 2.1%
Eagle Pharmaceuticals, Inc.†	31,313	1,350,843
Pacira Pharmaceuticals, Inc.†	44,819	1,624,689
Patheon NV†	70,186	1,815,010
TESARO, Inc.†	9,318	868,810

		5,659,352

Medical-Generic Drugs — 2.2%
Impax Laboratories, Inc.†	120,083	3,773,008
Teligent, Inc.†	277,056	2,249,695

		6,022,703

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	40,152	2,268,588

Medical-Wholesale Drug Distribution — 0.7%
Premier, Inc., Class A†	60,554	1,980,116

Motion Pictures & Services — 0.4%
Lions Gate Entertainment Corp.	55,471	1,108,865

Networking Products — 0.3%
Infinera Corp.†	82,905	726,248

Office Furnishings-Original — 0.7%
Steelcase, Inc., Class A	126,368	1,832,336

Oil Companies-Exploration & Production — 1.8%
Callon Petroleum Co.†	149,120	1,698,477
Diamondback Energy, Inc.†	22,414	1,967,725
Gulfport Energy Corp.†	43,527	1,266,200

		4,932,402

Security Description	Shares/ Principal Amount	Value (Note 3)
Real Estate Investment Trusts — 1.5%
CoreSite Realty Corp.	35,044	$2,892,181
CubeSmart	45,876	1,362,976

		4,255,157

Recreational Vehicles — 1.3%
Brunswick Corp.	69,520	3,449,582

Research & Development — 2.2%
INC Research Holdings, Inc., Class A†	57,393	2,554,563
PAREXEL International Corp.†	50,666	3,387,022

		5,941,585

Resort/Theme Parks — 1.5%
Vail Resorts, Inc.	28,606	4,092,660

Respiratory Products — 1.1%
Inogen, Inc.†	57,219	3,074,949

Retail-Apparel/Shoe — 1.7%
Burlington Stores, Inc.†	60,728	4,646,299

Retail-Restaurants — 3.2%
Jack in the Box, Inc.	31,494	2,783,755
Texas Roadhouse, Inc.	55,904	2,639,787
Wingstop, Inc.	47,452	1,233,752
Zoe’s Kitchen, Inc.†	59,606	2,118,397

		8,775,691

Schools — 0.7%
Bright Horizons Family Solutions, Inc.†	30,765	2,063,409

Semiconductor Equipment — 0.5%
MKS Instruments, Inc.	27,475	1,255,058

Storage/Warehousing — 0.9%
Mobile Mini, Inc.	74,764	2,430,578

Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	85,709	1,644,756

Telecommunication Equipment — 1.1%
ARRIS International PLC†	112,113	3,053,958

Theaters — 1.4%
Cinemark Holdings, Inc.	100,731	3,787,486

Therapeutics — 1.4%
Neurocrine Biosciences, Inc.†	76,955	3,865,450

Transport-Marine — 0.2%
Kirby Corp.†	9,406	512,533

Veterinary Diagnostics — 1.3%
VCA, Inc.†	50,038	3,569,711

Total Long-Term Investment Securities (cost $229,675,946)		261,651,698

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Time Deposits — 5.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016 (cost $13,968,000)	$13,968,000	13,968,000

TOTAL INVESTMENTS (cost $243,643,946)(1)	100.3%	275,619,698
Liabilities in excess of other assets	(0.3)	(757,377)

NET ASSETS	100.0%	$274,862,321

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

275

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$261,651,698	$—	$—	$261,651,698
Short-Term Investment Securities	—	13,968,000	—	13,968,000

Total Investments at Value	$261,651,698	$13,968,000	$—	$275,619,698

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

276

SunAmerica Series Trust SA Janus Focused Growth Portfolio#

PORTFOLIO OF INVESTMENTS —July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	9.5%
Medical-Biomedical/Gene	5.6
Web Portals/ISP	5.4
E-Commerce/Products	5.0
Retail-Building Products	4.9
Diversified Manufacturing Operations	4.8
Finance-Credit Card	4.2
Commercial Services	4.0
Electronic Forms	3.7
Athletic Footwear	3.5
Commercial Paper	3.4
Finance-Other Services	3.1
Medical Instruments	3.0
Applications Software	3.0
Building Products-Cement	2.9
Real Estate Investment Trusts	2.9
Retail-Restaurants	2.7
Internet Content-Entertainment	2.7
Retail-Discount	2.7
Commercial Services-Finance	2.5
E-Commerce/Services	2.3
Entertainment Software	2.3
Computers	2.3
Finance-Investment Banker/Broker	2.2
Multimedia	2.1
Enterprise Software/Service	2.0
Retail-Auto Parts	1.7
Finance-Consumer Loans	1.5
Semiconductor Components-Integrated Circuits	1.4
Cruise Lines	1.1
Auto-Cars/Light Trucks	0.8
Drug Delivery Systems	0.7

99.9%

*	Calculated as a percentage of net assets
#	See Note 1

277

SunAmerica Series Trust SA Janus Focused Growth Portfolio#

PORTFOLIO OF INVESTMENTS —July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 96.5%
Applications Software — 3.0%
Salesforce.com, Inc.†	94,425	$7,723,965

Athletic Footwear — 3.5%
NIKE, Inc., Class B	165,408	9,180,144

Auto-Cars/Light Trucks — 0.8%
Tesla Motors, Inc.†	9,200	2,160,068

Building Products-Cement — 2.9%
Vulcan Materials Co.	62,168	7,707,589

Commercial Services — 4.0%
CoStar Group, Inc.†	26,734	5,557,999
Nielsen Holdings PLC	92,800	4,998,208

		10,556,207

Commercial Services-Finance — 2.5%
S&P Global, Inc.	52,430	6,406,946

Computers — 2.3%
Apple, Inc.	57,100	5,950,391

Cruise Lines — 1.1%
Norwegian Cruise Line Holdings, Ltd.†	70,200	2,990,520

Diversified Manufacturing Operations — 4.8%
General Electric Co.	405,497	12,627,176

Drug Delivery Systems — 0.7%
DexCom, Inc.†	19,700	1,816,931

E-Commerce/Products — 5.0%
Amazon.com, Inc.†	17,100	12,975,651

E-Commerce/Services — 2.3%
Ctrip.com International, Ltd. ADR†	60,200	2,628,934
Priceline Group, Inc.†	2,600	3,512,106

		6,141,040

Electronic Forms — 3.7%
Adobe Systems, Inc.†	99,326	9,720,042

Enterprise Software/Service — 2.0%
Workday, Inc., Class A†	63,000	5,250,420

Entertainment Software — 2.3%
Activision Blizzard, Inc.	149,869	6,018,739

Finance-Consumer Loans — 1.5%
Synchrony Financial†	141,200	3,936,656

Finance-Credit Card — 4.2%
MasterCard, Inc., Class A	114,892	10,942,314

Finance-Investment Banker/Broker — 2.2%
Charles Schwab Corp.	107,500	3,055,150
E*TRADE Financial Corp.†	105,206	2,638,566

		5,693,716

Finance-Other Services — 3.1%
Intercontinental Exchange, Inc.	30,600	8,084,520

Internet Content-Entertainment — 2.7%
Facebook, Inc., Class A†	56,600	7,015,004

Medical Instruments — 3.0%
Boston Scientific Corp.†	323,800	7,861,864

Medical-Biomedical/Gene — 5.6%
Celgene Corp.†	92,500	10,377,575
Regeneron Pharmaceuticals, Inc.†	10,157	4,317,944

		14,695,519

Security Description	Shares/ Principal Amount	Value (Note 3)
Medical-Drugs — 9.5%
Bristol-Myers Squibb Co.	92,691	$6,934,214
Quintiles Transnational Holdings, Inc.†	73,230	5,685,577
Zoetis, Inc.	244,223	12,325,935

		24,945,726

Multimedia — 2.1%
Time Warner, Inc.	70,200	5,380,830

Real Estate Investment Trusts — 2.9%
Crown Castle International Corp.	78,700	7,636,261

Retail-Auto Parts — 1.7%
Advance Auto Parts, Inc.	25,400	4,314,444

Retail-Building Products — 4.9%
Lowe’s Cos., Inc.	155,200	12,769,856

Retail-Discount — 2.7%
Costco Wholesale Corp.	41,900	7,006,518

Retail-Restaurants — 2.7%
Chipotle Mexican Grill, Inc.†	6,500	2,755,935
Starbucks Corp.	74,800	4,342,140

		7,098,075

Semiconductor Components-Integrated Circuits — 1.4%
NXP Semiconductors NV†	44,500	3,742,005

Web Portals/ISP — 5.4%
Alphabet, Inc., Class C†	18,415	14,157,268

Total Long-Term Investment Securities (cost $225,942,461)		252,506,405

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Commercial Paper — 3.4%
BNP Paribas SA NY 0.30% due 08/01/2016 (cost $9,000,000)	$9,000,000	9,000,000

TOTAL INVESTMENTS (cost $234,942,461)(1)	99.9%	261,506,405
Other assets less liabilities	0.1	143,972

NET ASSETS	100.0%	$261,650,377

#	See Note 1
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt

278

SunAmerica Series Trust SA Janus Focused Growth Portfolio#

PORTFOLIO OF INVESTMENTS —July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$252,506,405	$—	$—	$252,506,405
Short-Term Investment Securities	—	9,000,000	—	9,000,000

Total Investments at Value	$252,506,405	$9,000,000	$—	$261,506,405

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

279

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	27.9%
Semiconductor Equipment	12.9
Semiconductor Components-Integrated Circuits	6.3
Electronic Design Automation	6.1
Web Portals/ISP	5.1
Networking Products	4.9
Computers	4.6
Applications Software	3.6
Finance-Credit Card	2.8
Security Services	2.3
Commercial Services-Finance	2.2
Computer Data Security	2.1
Internet Content-Entertainment	1.9
Computers-Periphery Equipment	1.8
Computers-Memory Devices	1.7
Computer Services	1.6
Enterprise Software/Service	1.6
Computer Graphics	1.4
Repurchase Agreements	1.1
Internet Infrastructure Software	1.0
E-Commerce/Services	0.9
Power Converter/Supply Equipment	0.9
Entertainment Software	0.8
Data Processing/Management	0.8
E-Commerce/Products	0.7
Telecommunication Equipment	0.7
Internet Security	0.6
Electric Products-Misc.	0.4
Electronic Measurement Instruments	0.4
Advertising Services	0.4
Telecom Equipment-Fiber Optics	0.2

99.7%

*	Calculated as a percentage of net assets

280

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.6%
Advertising Services — 0.4%
Publicis Groupe SA	2,900	$215,931

Applications Software — 3.6%
Check Point Software Technologies, Ltd.†	5,034	387,014
Nuance Communications, Inc.†	50,979	819,233
Salesforce.com, Inc.†	6,983	571,209
Tableau Software, Inc., Class A†	2,800	158,228

		1,935,684

Commercial Services-Finance — 2.2%
CPI Card Group, Inc.	38,806	183,164
Euronet Worldwide, Inc.†	3,491	266,224
Travelport Worldwide, Ltd.	52,808	712,380

		1,161,768

Communications Software — 0.0%
Xura, Inc.†	2	50

Computer Data Security — 2.1%
Fortinet, Inc.†	32,300	1,120,487

Computer Graphics — 1.4%
CyberArk Software, Ltd.†	13,800	778,182

Computer Services — 1.6%
CSRA, Inc.	9,200	247,664
Hewlett Packard Enterprise Co.	29,200	613,784

		861,448

Computers — 4.6%
Apple, Inc.	23,778	2,477,905

Computers-Memory Devices — 1.7%
EMC Corp.	3,000	84,840
Western Digital Corp.	17,700	840,927

		925,767

Computers-Periphery Equipment — 1.8%
Electronics For Imaging, Inc.†	20,300	899,087
Kornit Digital, Ltd.†	5,550	56,055

		955,142

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	5,100	405,603

E-Commerce/Products — 0.7%
eBay, Inc.†	12,400	386,384

E-Commerce/Services — 0.9%
Ctrip.com International, Ltd. ADR†	2,200	96,074
Priceline Group, Inc.†	300	405,243

		501,317

Electric Products-Misc. — 0.4%
Mabuchi Motor Co., Ltd.	5,200	240,545

Electronic Components-Semiconductors — 27.9%
Broadcom, Ltd.	23,091	3,740,280
Cavium, Inc.†	16,111	751,900
Lattice Semiconductor Corp.†	117,022	703,302
Mellanox Technologies, Ltd.†	12,000	530,160
Microsemi Corp.†	32,745	1,277,055
ON Semiconductor Corp.†	70,900	711,127
Qorvo, Inc.†	43,620	2,758,093
Rovi Corp.†	70,800	1,331,748
Skyworks Solutions, Inc.	23,526	1,553,187
Synaptics, Inc.†	26,686	1,386,338

Security Description	Shares	Value (Note 3)
Electronic Components-Semiconductors (continued)
Tower Semiconductor, Ltd.†	21,300	$287,124

		15,030,314

Electronic Design Automation — 6.1%
Synopsys, Inc.†	61,047	3,306,305

Electronic Measurement Instruments — 0.4%
Orbotech, Ltd.†	8,300	236,799

Enterprise Software/Service — 1.6%
Oracle Corp.	13,700	562,248
Radware, Ltd.†	7,754	95,452
Xactly Corp.†	16,080	199,713

		857,413

Entertainment Software — 0.8%
Activision Blizzard, Inc.	10,543	423,407

Finance-Credit Card — 2.8%
Visa, Inc., Class A	19,100	1,490,755

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	8,300	1,028,702

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	4,300	530,706

Internet Security — 0.6%
AVG Technologies NV†	1,300	32,149
Mimecast, Ltd.†	25,208	278,044

		310,193

Networking Products — 4.9%
Arista Networks, Inc.†	15,495	1,104,329
Cisco Systems, Inc.	33,300	1,016,649
Palo Alto Networks, Inc.†	3,800	497,382

		2,618,360

Power Converter/Supply Equipment — 0.9%
Advanced Energy Industries, Inc.†	11,932	485,871

Security Services — 2.3%
LifeLock, Inc.†	72,900	1,219,617

Semiconductor Components-Integrated Circuits — 6.3%
Cypress Semiconductor Corp.	39,552	460,385
Integrated Device Technology, Inc.†	15,300	336,447
Marvell Technology Group, Ltd.	8,300	97,525
Maxim Integrated Products, Inc.	43,680	1,781,271
NXP Semiconductors NV†	8,592	722,501

		3,398,129

Semiconductor Equipment — 12.9%
Lam Research Corp.	53,724	4,822,803
Teradyne, Inc.	106,689	2,107,108

		6,929,911

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	5,300	101,707

Telecommunication Equipment — 0.7%
ARRIS International PLC†	13,500	367,740

Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	1,600	1,266,144
Alphabet, Inc., Class C†	1,903	1,463,007

		2,729,151

Total Long-Term Investment Securities (cost $43,853,665)		53,031,293

281

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/2016, to be repurchased 08/01/2016 in the amount of $596,000 and collateralized by $575,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/31/2021 and having an approximate value of $608,564. (cost $596,000)	$596,000	$596,000

TOTAL INVESTMENTS (cost $44,449,665)(1)	99.7%	53,627,293
Other assets less liabilities	0.3	140,581

NET ASSETS	100.0%	$53,767,874

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$53,031,293	$—	$—	$53,031,293
Repurchase Agreements	—	596,000	—	596,000

	$53,031,293	$596,000	$—	$53,627,293

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

282

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Banks-Commercial	5.9%
Oil Companies-Exploration & Production	5.0
Insurance-Reinsurance	3.7
Real Estate Investment Trusts	3.6
Oil-Field Services	3.2
Auto/Truck Parts & Equipment-Original	3.2
Retail-Apparel/Shoe	2.8
Insurance-Property/Casualty	2.8
Time Deposits	2.7
Banks-Super Regional	2.7
Engineering/R&D Services	2.6
Medical-HMO	2.3
Retail-Restaurants	2.3
Building-Residential/Commercial	2.3
Electric-Integrated	2.2
Electronic Components-Semiconductors	1.9
Computer Services	1.9
Computers-Integrated Systems	1.7
Machinery-Construction & Mining	1.7
Gas-Distribution	1.6
Consulting Services	1.5
Medical Labs & Testing Services	1.5
Semiconductor Components-Integrated Circuits	1.5
Containers-Paper/Plastic	1.4
Building-Heavy Construction	1.4
Food-Misc./Diversified	1.4
E-Services/Consulting	1.4
Distribution/Wholesale	1.4
Telecom Equipment-Fiber Optics	1.4
Oil & Gas Drilling	1.3
Theaters	1.3
Commercial Services	1.3
Applications Software	1.3
Building-Maintenance & Services	1.2
Retail-Discount	1.2
Aerospace/Defense-Equipment	1.2
Retail-Arts & Crafts	1.2
Insurance-Multi-line	1.2
Footwear & Related Apparel	1.2
E-Commerce/Products	1.1
Electronic Components-Misc.	1.1
Medical-Hospitals	1.1
Publishing-Books	1.0
Electronic Measurement Instruments	1.0
Chemicals-Diversified	1.0
Transport-Truck	0.9
Auction Houses/Art Dealers	0.9
Batteries/Battery Systems	0.9
Airlines	0.9
Finance-Consumer Loans	0.9
Aerospace/Defense	0.9
Circuit Boards	0.8
Retail-Office Supplies	0.8
Machinery-Electrical	0.8
Diversified Manufacturing Operations	0.8
Transport-Services	0.8
Semiconductor Equipment	0.6
Chemicals-Specialty	0.6
Consumer Products-Misc.	0.6
Insurance-Life/Health	0.6
Networking Products	0.5

100.0%

*	Calculated as a percentage of net assets

283

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.3%
Aerospace/Defense — 0.9%
Esterline Technologies Corp.†	88,930	$5,409,612

Aerospace/Defense-Equipment — 1.2%
B/E Aerospace, Inc.	160,520	7,678,474

Airlines — 0.9%
SkyWest, Inc.	194,860	5,606,122

Applications Software — 1.3%
Verint Systems, Inc.†	221,450	7,810,541

Auction Houses/Art Dealers — 0.9%
Sotheby’s†	176,000	5,700,640

Auto/Truck Parts & Equipment-Original — 3.2%
Dana Holding Corp.	495,280	6,755,619
Lear Corp.	56,510	6,411,060
Tenneco, Inc.†	114,210	6,455,149

		19,621,828

Banks-Commercial — 5.9%
Associated Banc-Corp.	331,700	6,169,620
Fulton Financial Corp.	410,440	5,602,506
Synovus Financial Corp.	170,460	5,188,802
Texas Capital Bancshares, Inc.†	100,240	4,865,650
Webster Financial Corp.	188,937	6,794,174
Zions Bancorporation	290,200	8,090,776

		36,711,528

Banks-Super Regional — 2.7%
Comerica, Inc.	187,220	8,469,833
Huntington Bancshares, Inc.	861,370	8,183,015

		16,652,848

Batteries/Battery Systems — 0.9%
EnerSys	90,680	5,653,898

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	81,810	4,072,502
Tutor Perini Corp.†	182,280	4,578,873

		8,651,375

Building-Maintenance & Services — 1.2%
ABM Industries, Inc.	208,350	7,752,703

Building-Residential/Commercial — 2.3%
Meritage Homes Corp.†	168,250	6,122,618
PulteGroup, Inc.	383,580	8,124,224

		14,246,842

Chemicals-Diversified — 1.0%
Huntsman Corp.	402,860	6,228,216

Chemicals-Specialty — 0.6%
Ingevity Corp.†	96,380	3,688,463

Circuit Boards — 0.8%
TTM Technologies, Inc.†	508,968	5,064,232

Commercial Services — 1.3%
Quanta Services, Inc.†	309,530	7,923,968

Computer Services — 1.9%
Amdocs, Ltd.	137,660	8,033,838
Genpact, Ltd.†	142,150	3,805,355

		11,839,193

Security Description	Shares	Value (Note 3)
Computers-Integrated Systems — 1.7%
NCR Corp.†	319,430	$10,531,607

Consulting Services — 1.5%
Booz Allen Hamilton Holding Corp.	297,850	9,197,608

Consumer Products-Misc. — 0.6%
Helen of Troy, Ltd.†	36,560	3,641,742

Containers-Paper/Plastic — 1.4%
Graphic Packaging Holding Co.	634,920	8,660,309

Distribution/Wholesale — 1.4%
Anixter International, Inc.†	137,620	8,433,354

Diversified Manufacturing Operations — 0.8%
ITT, Inc.	153,146	4,856,260

E-Commerce/Products — 1.1%
Shutterfly, Inc.†	133,420	7,096,610

E-Services/Consulting — 1.4%
CDW Corp.	198,630	8,527,186

Electric-Integrated — 2.2%
PNM Resources, Inc.	243,650	8,371,814
Portland General Electric Co.	120,550	5,264,418

		13,636,232

Electronic Components-Misc. — 1.1%
Vishay Intertechnology, Inc.	522,080	6,959,326

Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	556,200	3,815,532
Qorvo, Inc.†	127,700	8,074,471

		11,890,003

Electronic Measurement Instruments — 1.0%
Keysight Technologies, Inc.†	216,560	6,332,214

Engineering/R&D Services — 2.6%
AECOM†	248,848	8,831,616
EMCOR Group, Inc.	135,550	7,550,135

		16,381,751

Finance-Consumer Loans — 0.9%
OneMain Holdings, Inc.†	189,390	5,462,008

Food-Misc./Diversified — 1.4%
Ingredion, Inc.	64,596	8,606,771

Footwear & Related Apparel — 1.2%
Crocs, Inc.†	650,990	7,375,717

Gas-Distribution — 1.6%
Southwest Gas Corp.	130,630	10,123,825

Insurance-Life/Health — 0.6%
CNO Financial Group, Inc.	200,800	3,487,896

Insurance-Multi-line — 1.2%
American Financial Group, Inc.	101,560	7,424,036

Insurance-Property/Casualty — 2.8%
First American Financial Corp.	214,100	8,951,521
Hanover Insurance Group, Inc.	82,200	6,768,348
Selective Insurance Group, Inc.	39,356	1,541,181

		17,261,050

Insurance-Reinsurance — 3.7%
Essent Group, Ltd.†	345,646	8,281,678
Reinsurance Group of America, Inc.	77,350	7,676,988
Validus Holdings, Ltd.	144,880	7,161,418

		23,120,084

284

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Machinery-Construction & Mining — 1.7%
Oshkosh Corp.	188,600	$10,389,974

Machinery-Electrical — 0.8%
Regal Beloit Corp.	80,490	4,910,695

Medical Labs & Testing Services — 1.5%
ICON PLC†	117,090	9,094,380

Medical-HMO — 2.3%
Molina Healthcare, Inc.†	148,990	8,464,122
WellCare Health Plans, Inc.†	55,770	5,956,236

		14,420,358

Medical-Hospitals — 1.1%
LifePoint Health, Inc.†	111,856	6,619,638

Networking Products — 0.5%
Infinera Corp.†	357,000	3,127,320

Oil & Gas Drilling — 1.3%
Helmerich & Payne, Inc.	134,490	8,334,345

Oil Companies-Exploration & Production — 5.0%
Gulfport Energy Corp.†	210,140	6,112,973
QEP Resources, Inc.	532,270	9,687,314
SM Energy Co.	171,950	4,665,003
Southwestern Energy Co.†	299,140	4,361,461
Synergy Resources Corp.†	952,470	6,200,580

		31,027,331

Oil-Field Services — 3.2%
MRC Global, Inc.†	623,830	8,253,271
Oil States International, Inc.†	197,460	6,105,463
RPC, Inc.†	398,420	5,773,106

		20,131,840

Publishing-Books — 1.0%
Scholastic Corp.	155,850	6,405,435

Real Estate Investment Trusts — 3.6%
DDR Corp.	189,370	3,738,164
Education Realty Trust, Inc.	55,340	2,664,068
Gramercy Property Trust	1,044,147	10,431,028
Kite Realty Group Trust	53,000	1,611,730
Mid-America Apartment Communities, Inc.	34,697	3,678,576

		22,123,566

Retail-Apparel/Shoe — 2.8%
Burlington Stores, Inc.†	49,694	3,802,088
Caleres, Inc.	222,810	5,864,359
Children’s Place, Inc.	93,190	7,788,820

		17,455,267

Retail-Arts & Crafts — 1.2%
Michaels Cos., Inc.†	287,940	7,590,098

Retail-Discount — 1.2%
Big Lots, Inc.	144,820	7,701,528

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Office Supplies — 0.8%
Office Depot, Inc.†	1,460,605	$5,053,693

Retail-Restaurants — 2.3%
Bloomin’ Brands, Inc.	453,170	8,147,997
Brinker International, Inc.	132,989	6,269,101

		14,417,098

Semiconductor Components-Integrated Circuits — 1.5%
Cypress Semiconductor Corp.	781,060	9,091,538

Semiconductor Equipment — 0.6%
Lam Research Corp.	41,870	3,758,670

Telecom Equipment-Fiber Optics — 1.4%
Finisar Corp.†	447,030	8,386,283

Theaters — 1.3%
Regal Entertainment Group, Class A	337,360	7,934,707

Transport-Services — 0.8%
Ryder System, Inc.	73,460	4,841,014

Transport-Truck — 0.9%
Werner Enterprises, Inc.	226,990	5,701,989

Total Long-Term Investment Securities (cost $532,474,099)		603,762,839

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016 (cost $16,967,000)	$16,967,000	16,967,000

TOTAL INVESTMENTS (cost $549,441,099)(1)	100.0%	620,729,839
Other assets less liabilities	0.0	85,137

NET ASSETS	100.0%	$620,814,976

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

285

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$603,762,839	$—	$—	$603,762,839
Short-Term Investment Securities	—	16,967,000	—	16,967,000

Total Investments at Value	$603,762,839	$16,967,000	$—	$620,729,839

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Financial Statements

286

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Banks-Commercial	11.5%
Medical-Drugs	10.7
Oil Companies-Integrated	5.6
Insurance-Life/Health	4.1
Tobacco	3.6
Insurance-Multi-line	3.3
Auto-Cars/Light Trucks	3.0
Telephone-Integrated	2.9
Diversified Banking Institutions	2.7
Food-Misc./Diversified	2.2
Telecom Services	2.1
Repurchase Agreements	2.1
Cellular Telecom	2.1
Real Estate Operations & Development	2.0
Diversified Manufacturing Operations	2.0
Import/Export	1.9
Building-Heavy Construction	1.8
Advertising Agencies	1.8
Electronic Components-Semiconductors	1.7
Cosmetics & Toiletries	1.6
Metal-Diversified	1.6
Insurance-Property/Casualty	1.4
Airport Development/Maintenance	1.2
Brewery	1.2
Water	1.2
Electric-Integrated	1.2
Wireless Equipment	1.1
Airlines	1.0
Food-Confectionery	1.0
Chemicals-Diversified	1.0
Aerospace/Defense-Equipment	1.0
Insurance-Reinsurance	0.9
Aerospace/Defense	0.9
Distribution/Wholesale	0.8
Food-Retail	0.8
Toys	0.8
Electronic Components-Misc.	0.8
Building Products-Cement	0.8
Building & Construction Products-Misc.	0.8
Private Equity	0.7
Cable/Satellite TV	0.7
Real Estate Management/Services	0.7
Oil Companies-Exploration & Production	0.7
Transport-Services	0.7
Soap & Cleaning Preparation	0.6
Motorcycle/Motor Scooter	0.6
Computers	0.6
Gas-Distribution	0.6
Audio/Video Products	0.6
Storage/Warehousing	0.6
Finance-Credit Card	0.5
Hotels/Motels	0.5
Internet Connectivity Services	0.5
Real Estate Investment Trusts	0.5
Steel-Producers	0.4
Agricultural Chemicals	0.2

97.9%

Country Allocation*

Japan	21.1%
United Kingdom	15.4
France	11.8
Netherlands	5.8
Germany	5.7
Switzerland	5.4
Canada	4.1
United States	3.9
Ireland	3.7
Australia	3.5
Jersey	3.1
Hong Kong	2.5
Sweden	1.9
South Korea	1.7
Norway	1.5
New Zealand	1.2
Spain	1.2
Belgium	1.2
Finland	1.1
Denmark	0.8
Singapore	0.7
Italy	0.6

97.9%

*	Calculated as a percentage of net assets

287

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 95.8%
Australia — 3.5%
Australia & New Zealand Banking Group, Ltd.	281,399	$5,525,863
Bank of Queensland, Ltd.	286,244	2,297,129
Challenger, Ltd.	585,232	4,225,097

		12,048,089

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	31,456	4,054,850

Canada — 4.1%
BCE, Inc.	64,600	3,093,814
Encana Corp.	293,900	2,363,535
Intact Financial Corp.	46,700	3,347,492
Suncor Energy, Inc.	205,900	5,541,551

		14,346,392

Denmark — 0.8%
Danske Bank A/S	102,000	2,771,693

Finland — 1.1%
Nokia OYJ	643,367	3,694,246

France — 11.8%
AXA SA	220,866	4,501,503
Cie de Saint-Gobain	60,673	2,570,849
Eurazeo SA	39,997	2,556,452
Natixis SA	430,973	1,775,536
Sanofi	142,127	12,100,087
SCOR SE	107,028	3,127,245
TOTAL SA	81,339	3,888,468
Veolia Environnement SA	179,615	3,988,080
Vinci SA	83,057	6,304,113

		40,812,333

Germany — 5.7%
Allianz SE	17,694	2,538,018
Bayer AG	36,657	3,943,340
Daimler AG	55,220	3,754,783
Henkel AG & Co. KGaA (preference shares)	17,802	2,217,154
RWE AG†	28,715	510,604
Siemens AG	62,703	6,808,305

		19,772,204

Hong Kong — 2.5%
AIA Group, Ltd.	729,000	4,514,906
Hang Lung Group, Ltd.	629,000	2,034,943
Lenovo Group, Ltd.	3,358,000	2,172,763

		8,722,612

Ireland — 3.7%
Bank of Ireland†	9,822,923	2,031,676
CRH PLC	86,994	2,672,200
Dalata Hotel Group PLC†	408,298	1,766,567
Kerry Group PLC, Class A (ISE)	46,576	3,986,111
Kerry Group PLC, Class A (LSE)	9,593	822,928
Permanent TSB Group Holdings PLC†	612,058	1,460,256

		12,739,738

Italy — 0.6%
Telecom Italia SpA RSP	3,084,392	2,146,599

Japan — 21.1%
Astellas Pharma, Inc.	471,600	7,956,676

Security Description	Shares	Value (Note 3)
Japan (continued)
ITOCHU Corp.	212,100	$2,437,274
Japan Airlines Co., Ltd.	114,700	3,592,700
Japan Hotel REIT Investment Corp.	1,880	1,588,239
Japan Tobacco, Inc.	156,700	6,181,384
JFE Holdings, Inc.	118,700	1,578,052
KDDI Corp.	74,700	2,302,460
Mitsubishi Corp.	235,400	4,103,091
Mitsubishi Estate Co., Ltd.	128,000	2,419,875
Mitsui Fudosan Co., Ltd.	134,000	2,959,465
Mizuho Financial Group, Inc.	1,604,200	2,627,156
Murata Manufacturing Co., Ltd.	21,600	2,714,951
Nintendo Co., Ltd.	12,900	2,718,817
Nippon Telegraph & Telephone Corp.	115,200	5,510,768
Nissan Motor Co., Ltd.	666,800	6,613,433
Panasonic Corp.	206,300	2,044,096
Seven & i Holdings Co., Ltd.	64,600	2,724,298
Shiseido Co., Ltd.	67,200	1,910,591
Sumitomo Mitsui Financial Group, Inc.	149,400	4,843,585
Sumitomo Realty & Development Co., Ltd.	75,000	1,973,955
Sumitomo Warehouse Co., Ltd.	367,000	1,953,065
Yamaha Motor Co., Ltd.	126,700	2,182,963

		72,936,894

Jersey — 3.1%
Glencore PLC	685,039	1,693,103
Wolseley PLC	49,832	2,775,842
WPP PLC	271,443	6,099,915

		10,568,860

Netherlands — 5.8%
Airbus Group SE	55,182	3,246,929
Akzo Nobel NV	53,531	3,468,772
ING Groep NV	846,688	9,465,976
Unilever NV CVA	83,522	3,869,102

		20,050,779

New Zealand — 1.2%
Spark New Zealand, Ltd.	1,514,375	4,314,574

Norway — 1.5%
DNB ASA	153,464	1,688,856
Orkla ASA	289,406	2,685,799
Yara International ASA	26,306	855,234

		5,229,889

Singapore — 0.7%
ComfortDelGro Corp., Ltd.	1,077,200	2,265,760

South Korea — 1.7%
Samsung Electronics Co., Ltd.	4,414	6,064,497

Spain — 1.2%
Aena SA*	28,680	4,136,289

Sweden — 1.9%
Com Hem Holding AB	191,982	1,640,047
Skandinaviska Enskilda Banken AB, Class A	258,543	2,267,577
Swedbank AB, Class A	121,970	2,562,838

		6,470,462

Switzerland — 5.4%
Barry Callebaut AG	2,708	3,542,864
Chubb, Ltd.	35,006	4,384,852
Credit Suisse Group AG	133,855	1,539,913
Novartis AG	85,451	7,079,772
UBS Group AG	156,737	2,158,934

		18,706,335

288

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United Kingdom — 15.4%
Admiral Group PLC	56,699	$1,623,828
AstraZeneca PLC	89,352	5,969,406
BAE Systems PLC	431,237	3,047,648
Centrica PLC	644,512	2,056,533
Liberty Global PLC LiLAC, Class C†	5	175
Liberty Global PLC, Class C†	79,700	2,466,715
Lloyds Banking Group PLC	1,740,811	1,224,510
Metro Bank PLC†	90,682	2,485,471
Prudential PLC	316,533	5,592,523
Rio Tinto PLC	113,656	3,702,539
Royal Dutch Shell PLC, Class A	246,528	6,388,835
Royal Dutch Shell PLC, Class B	139,473	3,695,402
SSE PLC	165,063	3,311,741
Virgin Money Holdings UK PLC	677,411	2,364,122
Vodafone Group PLC	2,410,356	7,322,611
Worldpay Group PLC†*	483,458	1,877,268

		53,129,327

Security Description	Shares/ Principal Amount	Value (Note 3)
United States — 1.8%
Philip Morris International, Inc.	63,100	$6,326,406

Total Long-Term Investment Securities (cost $336,268,598)		331,308,828

REPURCHASE AGREEMENTS — 2.1%
Agreement with Bank of America NA, bearing interest at 0.32%, dated 07/29/2016, to be repurchased 08/01/2016 in the amount of $7,360,196 and collateralized by $7,388,000 of United States Treasury Notes, bearing interest at 1.38%, due 05/31/2021 and having an approximate value of $7,530,780 (cost $7,360,000)	$7,360,000	7,360,000

TOTAL INVESTMENTS (cost $343,628,598)(1)	97.9%	338,668,828
Other assets less liabilities	2.1	7,209,987

NET ASSETS	100.0%	$345,878,815

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $6,013,557 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	945,100	USD	730,489	10/19/2016	$6,378	$—
	USD	4,281,647	GBP	2,966,800	09/21/2016	—	(351,901)
	USD	893,448	AUD	1,195,600	10/19/2016	12,930	—

						19,308	(351,901)

Barclays Bank PLC	CAD	756,100	USD	584,231	10/19/2016	4,927	—
	CHF	927,100	USD	946,954	09/21/2016	—	(12,193)
	HKD	11,999,900	USD	1,545,627	08/18/2016	—	(1,358)
	SGD	2,968,500	USD	2,184,922	08/18/2016	—	(28,934)
	USD	6,012,575	HKD	46,617,900	08/18/2016	—	(2,759)
	USD	3,741,382	JPY	401,745,600	08/18/2016	197,969	—
	USD	2,207,441	SGD	2,968,500	08/18/2016	6,415	—
	USD	2,464,064	CHF	2,423,900	09/21/2016	43,623	—

						252,934	(45,244)

Citibank N.A.	CAD	3,110,100	USD	2,403,767	10/19/2016	20,889	—
	DKK	7,955,300	USD	1,198,232	09/21/2016	58	—
	EUR	3,412,700	USD	3,826,039	09/21/2016	2,748	—
	USD	3,296,181	JPY	352,049,300	08/18/2016	155,870	—
	USD	907,270	DKK	6,025,700	09/21/2016	281	—
	USD	4,087,826	EUR	3,652,600	09/21/2016	4,229	—

						184,075	—

Credit Suisse International	CAD	221,900	USD	171,475	10/19/2016	1,460	—
	JPY	100,159,800	USD	975,446	08/18/2016	—	(6,679)
	USD	4,035,057	AUD	5,428,900	10/19/2016	80,564	—

						82,024	(6,679)

289

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	CAD	2,135,300	USD	1,650,021	10/19/2016	$14,009	$—
	USD	1,123,144	EUR	1,001,900	09/21/2016	—	(703)
	USD	622,560	GBP	431,700	09/21/2016	—	(50,742)
	USD	4,669,326	AUD	6,285,100	10/19/2016	95,376	—

						109,385	(51,445)

JPMorgan Chase Bank	CAD	235,600	USD	182,087	10/19/2016	1,576	—
	CHF	5,695,000	USD	5,778,118	09/21/2016	—	(113,742)
	GBP	3,278,100	USD	4,316,871	09/21/2016	—	(25,215)
	NOK	23,389,800	USD	2,779,128	09/21/2016	6,644	—
	NZD	3,945,700	USD	2,809,555	10/19/2016	—	(30,201)
	SGD	1,829,700	USD	1,348,483	08/18/2016	—	(16,075)
	USD	2,539,503	SGD	3,413,600	08/18/2016	6,300	—
	USD	3,601,279	CHF	3,541,300	09/21/2016	62,433	—
	USD	1,055,023	GBP	731,500	09/21/2016	—	(86,097)
	USD	837,183	NOK	6,988,300	09/21/2016	—	(8,833)
	USD	1,882,700	SEK	15,559,100	09/21/2016	—	(59,893)
	USD	231,679	CAD	302,300	10/19/2016	—	(64)
	USD	1,070,927	SGD	1,457,200	11/16/2016	15,075	—

						92,028	(340,120)

State Street Bank and Trust Company	CAD	2,966,800	USD	2,290,148	10/19/2016	17,062	—
	USD	924,604	GBP	641,100	09/21/2016	—	(75,420)
	USD	426,859	SEK	3,527,200	09/21/2016	—	(13,634)
	USD	2,494,387	AUD	3,357,500	10/19/2016	50,916	—
	USD	201,265	CAD	265,600	10/19/2016	2,231	—
	USD	2,576,147	ILS	9,937,100	10/19/2016	34,037	—

						104,246	(89,054)

UBS AG	CAD	3,904,800	USD	3,017,270	10/19/2016	25,513	—
	USD	2,097,053	CHF	2,062,200	09/21/2016	36,431	—
	USD	2,732,677	GBP	1,894,700	09/21/2016	—	(223,007)
	USD	2,591,463	AUD	3,488,400	10/19/2016	53,076	—

						115,020	(223,007)

Westpac Banking Corporation	CAD	4,647,700	USD	3,591,481	10/19/2016	30,533	—

Net Unrealized Appreciation/(Depreciation)						$989,553	$(1,107,450)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— Pound Sterling
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

290

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$331,308,828	$—	$—	$331,308,828
Repurchase Agreements	—	7,360,000	—	7,360,000

Total Investments at Value	$331,308,828	$7,360,000	$—	$338,668,828

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$989,553	$—	$989,553

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$1,107,450	$—	$1,107,450

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $263,907,573 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

291

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	8.7%
Banks-Commercial	3.9
Diversified Banking Institutions	3.5
Oil Companies-Exploration & Production	2.9
Oil Companies-Integrated	2.8
Tobacco	2.5
Telephone-Integrated	2.3
Web Portals/ISP	2.2
Banks-Super Regional	2.0
Electric-Integrated	1.9
Auto-Cars/Light Trucks	1.8
Repurchase Agreements	1.8
Computers	1.7
Computer Services	1.7
Medical-Biomedical/Gene	1.6
Diversified Manufacturing Operations	1.5
Insurance-Multi-line	1.5
Insurance-Life/Health	1.5
Metal-Diversified	1.5
Brewery	1.5
Internet Content-Entertainment	1.4
Building-Residential/Commercial	1.3
Real Estate Operations & Development	1.3
E-Commerce/Products	1.3
Cosmetics & Toiletries	1.3
Semiconductor Components-Integrated Circuits	1.2
Cable/Satellite TV	1.2
Electronic Components-Semiconductors	1.1
Semiconductor Equipment	1.0
Applications Software	1.0
Retail-Building Products	1.0
Retail-Apparel/Shoe	0.9
Real Estate Investment Trusts	0.9
Insurance-Reinsurance	0.9
Casino Hotels	0.9
Television	0.9
Chemicals-Diversified	0.9
Beverages-Non-alcoholic	0.8
Oil-Field Services	0.8
Chemicals-Specialty	0.8
Aerospace/Defense	0.8
Steel-Producers	0.8
Tools-Hand Held	0.7
Medical-HMO	0.7
Finance-Consumer Loans	0.7
Soap & Cleaning Preparation	0.6
Investment Management/Advisor Services	0.6
Medical Products	0.6
Transport-Rail	0.6
Medical Instruments	0.6
Commercial Services	0.6
Food-Misc./Diversified	0.6
Auto/Truck Parts & Equipment-Original	0.6
Machinery-Electrical	0.6
Instruments-Controls	0.6
Airlines	0.6
Telecom Services	0.6
Rubber-Tires	0.5
Finance-Credit Card	0.5
Medical-Generic Drugs	0.5
Advertising Agencies	0.5
Real Estate Management/Services	0.4

Retail-Drug Store	0.4%
Private Equity	0.4
Finance-Other Services	0.4
Finance-Leasing Companies	0.4
Metal-Iron	0.4
Building-Heavy Construction	0.4
Apparel Manufacturers	0.4
Networking Products	0.4
Textile-Home Furnishings	0.4
Cruise Lines	0.4
Medical-Wholesale Drug Distribution	0.4
E-Commerce/Services	0.4
Data Processing/Management	0.4
Building & Construction-Misc.	0.4
Building & Construction Products-Misc.	0.4
Diagnostic Equipment	0.4
Aerospace/Defense-Equipment	0.3
Enterprise Software/Service	0.3
Engineering/R&D Services	0.3
Gas-Distribution	0.3
Engines-Internal Combustion	0.3
Commercial Services-Finance	0.3
Batteries/Battery Systems	0.3
Metal-Aluminum	0.3
Leisure Products	0.3
Appliances	0.3
Printing-Commercial	0.3
Import/Export	0.3
Oil & Gas Drilling	0.3
Food-Retail	0.3
Retail-Convenience Store	0.3
Medical-Hospitals	0.3
Entertainment Software	0.3
Building Products-Cement	0.3
Multimedia	0.3
Disposable Medical Products	0.3
Home Furnishings	0.3
Medical Labs & Testing Services	0.3
Broadcast Services/Program	0.3
Cellular Telecom	0.3
Toys	0.3
Computers-Memory Devices	0.3
Paper & Related Products	0.3
Metal-Copper	0.3
Machinery-Pumps	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Auto-Heavy Duty Trucks	0.3
Lighting Products & Systems	0.3
Retail-Home Furnishings	0.3
Food-Wholesale/Distribution	0.3
Food-Meat Products	0.3
Food-Confectionery	0.3
Steel-Specialty	0.2
Transport-Services	0.2
Machinery-General Industrial	0.2
Retail-Jewelry	0.2
Retail-Automobile	0.1
Schools	0.1

101.2%

292

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited) — (continued)

Country Allocation*

United States	53.9%
Japan	8.1
United Kingdom	7.2
France	3.3
Switzerland	3.2
Ireland	3.1
Germany	2.9
Netherlands	2.8
Australia	2.2
Canada	1.8
Cayman Islands	1.0
Hong Kong	1.0
Jersey	1.0
Italy	0.7
Belgium	0.7
South Korea	0.7
Denmark	0.7
Russia	0.5
Finland	0.5
Bermuda	0.5
Brazil	0.5
Israel	0.5
Curacao	0.5
Luxembourg	0.5
Singapore	0.4
Indonesia	0.4
Spain	0.4
Liberia	0.4
Taiwan	0.4
India	0.3
Norway	0.3
China	0.3
Sweden	0.3
South Africa	0.2

101.2%

*	Calculated as a percentage of net assets

293

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.4%
Australia — 2.2%
Australia & New Zealand Banking Group, Ltd.	96,935	$1,903,523
Challenger, Ltd.	213,426	1,540,834
Fortescue Metals Group, Ltd.	688,285	2,317,166
Goodman Group	356,214	2,041,114
South32, Ltd.†	1,303,242	1,817,382
Star Entertainment Group, Ltd.	332,582	1,496,255
Woodside Petroleum, Ltd.	96,412	1,943,808

		13,060,082

Belgium — 0.7%
Anheuser-Busch InBev SA/NV	21,735	2,801,760
bpost SA	57,885	1,515,960

		4,317,720

Bermuda — 0.5%
Credicorp, Ltd.	6,372	1,021,623
Everest Re Group, Ltd.	10,207	1,929,225

		2,950,848

Brazil — 0.5%
Ambev SA ADR	170,156	983,502
Banco Bradesco SA ADR	123,600	1,075,320
Kroton Educacional SA	198,943	885,991

		2,944,813

Canada — 1.8%
Alimentation Couche-Tard, Inc., Class B	41,861	1,892,586
Bank of Nova Scotia	44,783	2,274,392
BCE, Inc.	34,900	1,671,426
Brookfield Asset Management, Inc., Class A	50,866	1,756,633
Canadian Imperial Bank of Commerce	20,253	1,538,617
Canadian National Railway Co.	29,441	1,866,374

		11,000,028

Cayman Islands — 1.0%
Cheung Kong Property Holdings, Ltd.	305,000	2,177,897
Sands China, Ltd.	560,400	2,138,049
Xinyi Glass Holdings, Ltd.	2,156,000	1,645,123

		5,961,069

China — 0.3%
China Construction Bank Corp.	2,451,000	1,642,761

Curacao — 0.5%
Schlumberger, Ltd.	34,774	2,800,003

Denmark — 0.7%
Novo Nordisk A/S, Class B	49,004	2,792,106
Pandora A/S	9,888	1,286,983

		4,079,089

Finland — 0.5%
Outokumpu Oyj†	275,566	1,585,086
UPM-Kymmene Oyj	81,731	1,684,047

		3,269,133

France — 3.3%
AXA SA	114,911	2,342,018
BNP Paribas SA	38,880	1,928,017
Capgemini SA	19,716	1,894,553
Orange SA	125,528	1,921,259
Renault SA	20,939	1,831,818

Security Description	Shares	Value (Note 3)
France (continued)
Sanofi	26,344	$2,242,816
Technip SA	34,410	1,920,634
Teleperformance	18,269	1,699,135
Valeo SA	36,980	1,897,674
Vinci SA	30,280	2,298,284

		19,976,208

Germany — 2.9%
Bayer AG	27,947	3,006,371
Bayerische Motoren Werke AG	25,057	2,158,458
Continental AG	10,194	2,136,918
HeidelbergCement AG	21,334	1,806,507
Henkel AG & Co. KGaA (preference shares)	16,786	2,090,617
Merck KGaA	18,432	2,035,146
OSRAM Licht AG	30,807	1,601,220
Siemens AG	23,454	2,546,640

		17,381,877

Hong Kong — 1.0%
China Overseas Land & Investment, Ltd.	586,000	1,926,041
CNOOC, Ltd.	1,759,000	2,103,980
Sun Hung Kai Properties, Ltd.	131,000	1,874,227

		5,904,248

India — 0.3%
HDFC Bank, Ltd. ADR	29,078	2,014,233

Indonesia — 0.4%
Astra International Tbk PT	1,558,100	918,908
Telekomunikasi Indonesia Tbk PT ADR	24,337	1,606,242

		2,525,150

Ireland — 3.1%
Accenture PLC, Class A	20,123	2,270,076
Allergan PLC†	21,287	5,384,547
Eaton Corp PLC	35,870	2,274,517
Horizon Pharma PLC†	112,322	2,166,691
Ingersoll-Rand PLC	32,496	2,153,185
Medtronic PLC	24,460	2,143,430
Pentair PLC	38,436	2,452,985

		18,845,431

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	52,552	2,811,532

Italy — 0.7%
Enel SpA	518,591	2,387,555
Mediobanca SpA	278,953	1,953,863

		4,341,418

Japan — 8.1%
Amada Holdings Co., Ltd.	134,200	1,482,270
Astellas Pharma, Inc.	108,600	1,832,262
Bandai Namco Holdings, Inc.	63,500	1,703,332
Fuji Heavy Industries, Ltd.	68,900	2,711,163
ITOCHU Corp.	167,400	1,923,619
Japan Airlines Co., Ltd.	51,800	1,622,510
Japan Tobacco, Inc.	53,600	2,114,372
KDDI Corp.	95,800	2,952,820
Mazda Motor Corp.	156,500	2,373,536
Mitsubishi Electric Corp.	148,000	1,765,963

294

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	579,400	$2,964,148
Nippon Steel & Sumitomo Metal Corp.	86,900	1,660,754
Nippon Telegraph & Telephone Corp.	46,100	2,205,264
Nitori Holdings Co., Ltd.	12,700	1,585,711
Obayashi Corp.	193,000	2,135,512
ORIX Corp.	164,000	2,353,075
Otsuka Holdings Co., Ltd.	40,600	1,947,336
Sekisui House, Ltd.	115,600	1,958,295
Shin-Etsu Chemical Co., Ltd.	39,400	2,727,707
Shionogi & Co., Ltd.	30,000	1,572,990
Sumitomo Mitsui Financial Group, Inc.	90,900	2,947,000
Tokyo Electron, Ltd.	23,700	2,097,195
Yamaha Corp.	70,200	1,970,430

		48,607,264

Jersey — 1.0%
Glencore PLC	1,078,057	2,664,464
Shire PLC	48,538	3,129,014

		5,793,478

Liberia — 0.4%
Royal Caribbean Cruises, Ltd.	30,603	2,216,881

Luxembourg — 0.5%
ArcelorMittal†	427,468	2,747,501

Netherlands — 2.8%
Heineken NV	21,987	2,075,660
ING Groep NV	278,940	3,118,551
Koninklijke Ahold Delhaize NV	79,306	1,893,866
NN Group NV	70,760	1,908,522
NXP Semiconductors NV†	29,803	2,506,134
RELX NV	112,916	2,041,934
Unilever NV CVA	72,020	3,336,280

		16,880,947

Norway — 0.3%
Norsk Hydro ASA	464,050	1,981,679

Russia — 0.5%
Lukoil PJSC ADR	45,840	1,992,115
Sberbank of Russia ADR	149,389	1,322,092

		3,314,207

Singapore — 0.4%
Broadcom, Ltd.	16,710	2,706,686

South Africa — 0.2%
FirstRand, Ltd.	272,507	953,885

South Korea — 0.7%
Hankook Tire Co., Ltd.	18,981	918,422
Korea Electric Power Corp.	17,349	949,421
Samsung Electronics Co., Ltd.	1,643	2,257,355

		4,125,198

Spain — 0.4%
Iberdrola SA	335,052	2,297,242

Sweden — 0.3%
Swedish Match AB	44,100	1,608,462

Switzerland — 3.2%
ABB, Ltd.	89,650	1,905,479
Actelion, Ltd.	11,521	2,043,397
Chubb, Ltd.	19,418	2,432,299

Security Description	Shares	Value (Note 3)
Switzerland (continued)
Lonza Group AG	10,509	$1,981,009
Nestle SA	23,124	1,853,833
Roche Holding AG	18,262	4,663,480
Swiss Re AG	21,324	1,789,834
UBS Group AG	189,322	2,607,768

		19,277,099

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	78,122	2,170,229

United Kingdom — 7.2%
3i Group PLC	300,374	2,452,760
Ashmore Group PLC	320,971	1,414,547
British American Tobacco PLC	59,089	3,772,823
BT Group PLC	362,127	1,981,008
Burberry Group PLC	128,905	2,251,911
Imperial Brands PLC	39,339	2,073,937
Informa PLC	188,306	1,779,385
Intertek Group PLC	36,828	1,766,825
ITV PLC	1,031,705	2,676,203
Persimmon PLC	88,674	1,979,789
Prudential PLC	168,149	2,970,866
Reckitt Benckiser Group PLC	20,757	2,011,415
Rio Tinto PLC	120,492	3,925,234
Royal Dutch Shell PLC, Class A	242,191	6,231,057
Taylor Wimpey PLC	1,221,812	2,501,510
Vodafone Group PLC	563,016	1,710,431
Weir Group PLC	85,279	1,653,435

		43,153,136

United States — 52.1%
AbbVie, Inc.	30,868	2,044,388
Aetna, Inc.	19,921	2,295,098
Alphabet, Inc., Class C†	17,336	13,327,743
Altria Group, Inc.	45,580	3,085,766
Amazon.com, Inc.†	10,118	7,677,640
Amgen, Inc.	23,641	4,066,961
Apple, Inc.	98,550	10,269,895
AT&T, Inc.	105,166	4,552,636
Bank of America Corp.	366,717	5,313,729
Biogen, Inc.†	12,810	3,714,003
Black Hills Corp.	22,480	1,417,364
BlackRock, Inc.	7,245	2,653,481
Boston Scientific Corp.†	70,866	1,720,626
Broadridge Financial Solutions, Inc.	31,946	2,162,105
C.R. Bard, Inc.	7,926	1,773,284
CA, Inc.	60,497	2,096,221
Capital One Financial Corp.	23,917	1,604,352
CBRE Group, Inc., Class A†	82,178	2,337,964
CBS Corp., Class B	48,770	2,546,769
Celanese Corp., Series A	28,942	1,835,502
Chevron Corp.	30,018	3,076,245
Cigna Corp.	13,150	1,695,824
Cisco Systems, Inc.	73,184	2,234,308
Citigroup, Inc.	126,403	5,537,715
Cognizant Technology Solutions Corp., Class A†	29,268	1,682,617
Comcast Corp., Class A	79,013	5,313,624
Concho Resources, Inc.†	18,704	2,323,037
Cummins, Inc.	16,412	2,014,901
CVS Health Corp.	27,268	2,528,289
D.R. Horton, Inc.	58,754	1,931,832

295

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Deluxe Corp.	28,906	$1,953,757
Devon Energy Corp.	57,260	2,191,913
Diamondback Energy, Inc.†	25,706	2,256,730
Discovery Communications, Inc., Class A†	68,204	1,711,238
DISH Network Corp., Class A†	34,849	1,861,634
Dow Chemical Co.	62,106	3,333,229
Dr Pepper Snapple Group, Inc.	20,499	2,019,356
East West Bancorp, Inc.	51,457	1,760,859
Edison International	22,683	1,755,211
Electronic Arts, Inc.†	23,906	1,824,506
Energizer Holdings, Inc.	38,766	1,997,612
Estee Lauder Cos., Inc., Class A	20,796	1,931,948
Exxon Mobil Corp.	37,898	3,371,027
Facebook, Inc., Class A†	67,624	8,381,319
Fluor Corp.	39,122	2,093,809
Foot Locker, Inc.	29,909	1,783,175
Four Corners Property Trust, Inc.	11,600	251,836
Freeport-McMoRan, Inc.	129,578	1,679,331
General Motors Co.	53,000	1,671,620
Gilead Sciences, Inc.	23,484	1,866,273
Global Payments, Inc.	26,972	2,013,730
Harris Corp.	24,201	2,096,291
Hartford Financial Services Group, Inc.	33,914	1,351,473
Helmerich & Payne, Inc.	30,946	1,917,724
Hewlett Packard Enterprise Co.	111,467	2,343,036
Home Depot, Inc.	15,302	2,115,348
Honeywell International, Inc.	30,917	3,596,575
Interpublic Group of Cos., Inc.	51,661	1,191,303
J.M. Smucker Co.	9,739	1,501,364
Johnson & Johnson	68,518	8,580,509
Kimco Realty Corp.	56,122	1,801,516
Laboratory Corp. of America Holdings†	12,500	1,744,500
Lam Research Corp.	29,310	2,631,159
Lear Corp.	15,887	1,802,380
Leggett & Platt, Inc.	33,328	1,752,053
Lowe’s Cos., Inc.	44,261	3,641,795
Marathon Oil Corp.	159,090	2,169,988
McCormick & Co., Inc.	18,110	1,851,748
McKesson Corp.	11,311	2,200,668
Merck & Co., Inc.	35,679	2,092,930
MetLife, Inc.	65,701	2,808,061
Microsoft Corp.	103,084	5,842,801
Mohawk Industries, Inc.†	10,633	2,221,659
Molson Coors Brewing Co., Class B	23,141	2,364,085
Morgan Stanley	108,346	3,112,781
Nasdaq, Inc.	34,079	2,411,430
Navient Corp.	105,557	1,498,909
NextEra Energy, Inc.	18,869	2,420,704
Norfolk Southern Corp.	22,848	2,051,293
Northrop Grumman Corp.	9,871	2,138,355
Occidental Petroleum Corp.	34,006	2,541,268
Omnicom Group, Inc.	19,363	1,593,381
Owens Corning	40,038	2,118,411
PACCAR, Inc.	27,600	1,627,572
PepsiCo, Inc.	27,965	3,045,948
Pfizer, Inc.	173,424	6,397,611
Philip Morris International, Inc.	21,059	2,111,375
Pioneer Natural Resources Co.	21,303	3,463,229
PNC Financial Services Group, Inc.	31,587	2,610,666
Priceline Group, Inc.†	1,608	2,172,102

Security Description	Shares	Value (Note 3)
United States (continued)
Principal Financial Group, Inc.	49,781	$2,321,288
Procter & Gamble Co.	25,720	2,201,375
Prologis, Inc.	33,398	1,819,857
PVH Corp.	19,915	2,012,610
QUALCOMM, Inc.	40,403	2,528,420
Raytheon Co.	16,627	2,319,965
Reinsurance Group of America, Inc.	19,557	1,941,032
Ross Stores, Inc.	33,890	2,095,419
Snap-on, Inc.	11,907	1,871,423
Stanley Black & Decker, Inc.	18,357	2,234,047
Stryker Corp.	12,137	1,411,290
SunTrust Banks, Inc.	47,275	1,999,260
Synchrony Financial†	84,220	2,348,054
Sysco Corp.	29,900	1,548,521
Teradyne, Inc.	97,793	1,931,412
Texas Instruments, Inc.	27,423	1,912,754
Thermo Fisher Scientific, Inc.	13,333	2,117,814
Tyson Foods, Inc., Class A	20,910	1,538,976
UGI Corp.	44,923	2,033,215
United Continental Holdings, Inc.†	40,391	1,893,934
Universal Health Services, Inc., Class B	14,353	1,859,144
Visa, Inc., Class A	36,309	2,833,917
Wells Fargo & Co.	126,172	6,052,471
Western Digital Corp.	35,675	1,694,919
Whirlpool Corp.	10,241	1,969,959
Wynn Resorts, Ltd.	18,790	1,840,481
Zimmer Biomet Holdings, Inc.	19,186	2,516,052

		312,325,642

Total Long-Term Investment Securities (cost $548,333,907)		595,985,179

REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 07/29/2016 to be repurchased 08/01/2016 in the amount of $10,601,009 and collateralized by $10,220,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $10,816,572 (cost $10,601,000)	$10,601,000	10,601,000

TOTAL INVESTMENTS (cost $558,934,907)(1)	101.2%	606,586,179
Liabilities in excess of other assets	(1.2)	(7,100,814)

NET ASSETS	100.0%	$599,485,365

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)

296

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$595,985,179	$—	$—	$595,985,179
Repurchase Agreements	—	10,601,000	—	10,601,000

Total Investments at Value	$595,985,179	$10,601,000	$—	$606,586,179

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $141,188,727 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

297

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	16.6%
Tobacco	11.3
Cosmetics & Toiletries	9.1
Food-Misc./Diversified	4.7
Soap & Cleaning Preparation	4.5
Distribution/Wholesale	3.8
Insurance-Life/Health	3.5
Commercial Services	3.3
Chemicals-Diversified	3.2
Insurance-Property/Casualty	2.9
Telephone-Integrated	2.8
Beverages-Wine/Spirits	2.8
Electronic Components-Semiconductors	2.1
Building Products-Cement	2.0
Gold Mining	2.0
Enterprise Software/Service	2.0
Banks-Commercial	2.0
Industrial Automated/Robotic	1.8
Electronic Measurement Instruments	1.4
Aerospace/Defense	1.4
Commercial Services-Finance	1.4
Auto-Cars/Light Trucks	1.4
Insurance-Multi-line	1.3
Oil Companies-Integrated	1.3
Machinery-Electrical	1.3
Auto/Truck Parts & Equipment-Original	1.1
Rubber-Tires	1.1
Advertising Services	1.0
Electronics-Military	1.0
Oil Companies-Exploration & Production	0.9
Electronic Components-Misc.	0.8
Metal-Copper	0.7
Real Estate Management/Services	0.6
Retail-Automobile	0.5
Retail-Building Products	0.4

98.0%

Country Allocation*

United Kingdom	29.8%
Japan	17.1
Switzerland	13.5
France	11.6
Netherlands	7.6
Germany	6.9
Jersey	3.2
Canada	2.7
Ireland	2.6
Sweden	0.9
China	0.9
Cayman Islands	0.8
Italy	0.4

98.0%

*	Calculated as a percentage of net assets

298

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.0%
Canada — 2.7%
Barrick Gold Corp.	448,826	$9,800,505
Turquoise Hill Resources, Ltd.†	919,976	3,276,443

		13,076,948

Cayman Islands — 0.8%
AAC Technologies Holdings, Inc.	414,506	3,868,096

China — 0.9%
China Petroleum & Chemical Corp.	5,870,000	4,168,862

France — 11.6%
AXA SA	164,125	3,345,056
L’Oreal SA	93,532	17,802,842
Pernod Ricard SA	115,631	13,211,957
Publicis Groupe SA	66,531	4,953,821
Safran SA	70,929	4,821,358
Sanofi	136,582	11,628,009

		55,763,043

Germany — 6.9%
BASF SE	61,326	4,817,201
Bayer AG	124,970	13,443,524
Continental AG	23,935	5,017,376
SAP SE	111,625	9,785,317

		33,063,418

Ireland — 2.6%
Bank of Ireland†	13,172,550	2,724,480
CRH PLC	321,396	9,872,341

		12,596,821

Italy — 0.4%
Eni SpA	125,134	1,913,830

Japan — 17.1%
FANUC Corp.	50,900	8,642,549
Hitachi, Ltd.	1,302,000	6,080,296
Inpex Corp.	550,600	4,406,527
Japan Tobacco, Inc.	435,500	17,179,277
Keyence Corp.	9,800	7,003,636
Mitsubishi Estate Co., Ltd.	150,000	2,835,792
MS&AD Insurance Group Holdings, Inc.	72,700	2,141,777
NGK Spark Plug Co., Ltd.	308,700	5,161,388
Nitto Denko Corp.	70,200	4,754,763
Shiseido Co., Ltd.	126,300	3,590,888
Sompo Japan Nipponkoa Holdings, Inc.	257,100	8,476,350
Sumco Corp.	88,900	676,977
Sumitomo Mitsui Financial Group, Inc.	57,900	1,877,132
Sumitomo Mitsui Trust Holdings, Inc.	145,000	493,115
Toyota Motor Corp.	113,400	6,550,493
USS Co., Ltd.	143,300	2,461,948

		82,332,908

Jersey — 3.2%
Experian PLC	346,081	6,764,968
Wolseley PLC	155,764	8,676,678

		15,441,646

Netherlands — 7.6%
Akzo Nobel NV	90,084	5,837,381
RELX NV	450,609	8,148,659
Unilever NV CVA	485,176	22,475,463

		36,461,503

Security Description	Shares	Value (Note 3)
Sweden — 0.9%
Nordea Bank AB	485,529	$4,326,468

Switzerland — 13.5%
Nestle SA	280,890	22,518,730
Novartis AG	231,085	19,145,817
Roche Holding AG	60,081	15,342,599
Swisscom AG	9,744	4,796,598
Zurich Insurance Group AG	11,701	2,811,765

		64,615,509

United Kingdom — 29.8%
Admiral Group PLC	109,452	3,134,646
ARM Holdings PLC	422,202	9,342,520
Aviva PLC	944,680	4,889,675
British American Tobacco PLC	348,675	22,262,842
BT Group PLC	1,550,779	8,483,505
Bunzl PLC	311,537	9,750,980
GlaxoSmithKline PLC	910,346	20,336,977
Imperial Brands PLC	281,725	14,852,436
Meggitt PLC	1,171,495	6,792,367
Prudential PLC	686,541	12,129,844
Reckitt Benckiser Group PLC	224,942	21,797,554
RELX PLC	390,339	7,413,125
Travis Perkins PLC	99,728	2,058,966

		143,245,437

Total Long-Term Investment Securities (cost $461,196,275)		470,874,489

TOTAL INVESTMENTS (cost $461,196,275)(1)	98.0%	470,874,489
Other assets less liabilities	2.0	9,853,949

NET ASSETS	100.0%	$480,728,438

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

299

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Commonwealth Bank of Australia	JPY	2,480,000,000	USD	23,508,223	08/22/2016	$—	$(813,074)

JPY	— Japanese Yen
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$470,874,489	$—	$—	$470,874,489

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$813,074	$—	$813,074

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $426,213,797 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

300

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Banks-Commercial	15.4%
Electronic Components-Semiconductors	8.7
Semiconductor Components-Integrated Circuits	5.1
Oil Companies-Integrated	4.9
Oil Refining & Marketing	4.9
Cellular Telecom	4.3
Electronic Components-Misc.	4.3
Auto-Cars/Light Trucks	3.7
Internet Application Software	3.0
Real Estate Operations & Development	2.8
Food-Retail	2.6
Food-Misc./Diversified	2.2
Electric-Integrated	2.0
Tobacco	1.8
Cosmetics & Toiletries	1.7
Home Furnishings	1.6
Beverages-Non-alcoholic	1.6
Diversified Financial Services	1.6
Photo Equipment & Supplies	1.5
Insurance-Property/Casualty	1.5
Entertainment Software	1.4
Public Thoroughfares	1.3
Appliances	1.1
Medical-Wholesale Drug Distribution	1.1
Food-Meat Products	1.1
Electric-Generation	0.9
Medical-Drugs	0.9
Circuit Boards	0.9
Metal Processors & Fabrication	0.8
Internet Content-Entertainment	0.8
Building-Residential/Commercial	0.8
Computer Services	0.8
Finance-Other Services	0.8
E-Commerce/Products	0.7
Retail-Hypermarkets	0.7
Rubber-Tires	0.7
Airlines	0.7
Diversified Operations	0.6
Auto/Truck Parts & Equipment-Original	0.6
Brewery	0.6
Energy-Alternate Sources	0.6
Food-Canned	0.6
Casino Hotels	0.6
Closed-End Funds	0.6
Multimedia	0.5
Distribution/Wholesale	0.5
Oil Companies-Exploration & Production	0.5
Building Products-Cement	0.5
Computers-Periphery Equipment	0.5
Audio/Video Products	0.4
Applications Software	0.4
Containers-Paper/Plastic	0.4
Building-Heavy Construction	0.4
Metal-Iron	0.4
Metal-Diversified	0.4
Auto/Truck Parts & Equipment-Replacement	0.4
Steel-Producers	0.3
Optical Supplies	0.3
Retail-Drug Store	0.3
Housewares	0.3
Food-Wholesale/Distribution	0.3

Real Estate Management/Services	0.3%
Insurance-Multi-line	0.3
Wireless Equipment	0.3
Diamonds/Precious Stones	0.3
Food-Confectionery	0.3
Textile-Apparel	0.3
Networking Products	0.3
Airport Development/Maintenance	0.3
Food-Flour & Grain	0.3
Petrochemicals	0.2
Commercial Services-Finance	0.2
Power Converter/Supply Equipment	0.2
Building & Construction Products-Misc.	0.2
Wire & Cable Products	0.1
Retail-Automobile	0.1

105.4%

Country Allocation*

South Korea	22.3%
China	14.9
Taiwan	12.3
Cayman Islands	9.7
Russia	8.6
Hong Kong	7.7
Turkey	6.0
India	4.3
Brazil	3.8
Thailand	2.8
South Africa	2.2
Netherlands	2.0
Poland	1.7
Mexico	1.3
Hungary	1.2
Bermuda	0.8
United Arab Emirates	0.7
Malaysia	0.7
United Kingdom	0.6
Cyprus	0.6
Singapore	0.5
Chile	0.3
Indonesia	0.3
Egypt	0.1

105.4%

*	Calculated as a percentage of net assets

301

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 104.8%
Bermuda — 0.8%
Shenzhen International Holdings, Ltd.	805,250	$1,170,759
Skyworth Digital Holdings, Ltd.	1,886,000	1,407,499

		2,578,258

Brazil — 3.8%
Banco do Brasil SA	562,270	3,650,316
Braskem SA, Class A (preference shares)	140,070	800,918
Cia Brasileira de Distribuicao ADR	113,500	1,710,445
EDP - Energias do Brasil SA	435,429	1,931,122
Marfrig Alimentos SA†	504,070	883,024
MRV Engenharia e Participacoes SA	631,684	2,639,809
Sul America SA	192,420	1,023,107

		12,638,741

Cayman Islands — 9.7%
AAC Technologies Holdings, Inc.	350,000	3,266,137
Alibaba Group Holding, Ltd. ADR†	29,130	2,402,642
Casetek Holdings, Ltd.	339,000	1,364,580
China Lesso Group Holdings, Ltd.	967,000	547,166
Chlitina Holding, Ltd.	196,000	1,135,858
Geely Automobile Holdings, Ltd.	3,815,000	2,507,798
Jiangnan Group, Ltd.	3,058,000	536,049
Lee & Man Paper Manufacturing, Ltd.	1,788,000	1,378,150
NetEase, Inc. ADR	22,320	4,559,307
Shenzhou International Group Holdings, Ltd.	172,000	906,733
Silicon Motion Technology Corp. ADR	56,390	2,915,363
Sino Biopharmaceutical, Ltd.	2,909,000	1,942,233
Sunny Optical Technology Group Co., Ltd.	420,000	1,672,768
Trina Solar, Ltd. ADR†	130,400	1,075,800
WH Group, Ltd.*	3,297,000	2,596,498
Xinyi Glass Holdings, Ltd.	1,572,000	1,199,505
Xinyi Solar Holdings, Ltd.	2,328,000	891,184
Zhen Ding Technology Holding, Ltd.	592,000	1,214,673

		32,112,444

Chile — 0.3%
Cencosud SA	343,503	978,536

China — 14.9%
Anhui Conch Cement Co., Ltd., Class H	583,500	1,530,499
Bank of China, Ltd.	14,372,000	5,909,296
China CITIC Bank Corp., Ltd.	4,976,000	3,142,710
China Construction Bank Corp.	13,252,000	8,882,037
China Everbright Bank Co., Ltd.	2,249,000	976,893
China Merchants Bank Co., Ltd.	2,035,500	4,355,189
China Railway Construction Corp., Ltd.	1,055,500	1,265,229
China Vanke Co., Ltd.	1,676,400	3,789,964
Great Wall Motor Co., Ltd.	1,864,000	1,934,059
Guangzhou Automobile Group Co., Ltd.	2,054,000	2,636,863
Huadian Power International Corp., Ltd.	2,258,000	1,068,115
Huaneng Power International, Inc.	1,662,000	1,017,542
PICC Property & Casualty Co., Ltd.	2,138,000	3,312,379
Shanghai Pharmaceuticals Holding Co., Ltd.	461,100	1,093,555
Shenzhen Expressway Co., Ltd.	1,304,000	1,228,635

Security Description	Shares	Value (Note 3)
China (continued)
Sinopharm Group Co., Ltd.	741,600	$3,589,281
TravelSky Technology, Ltd.	721,000	1,380,963
Xinjiang Goldwind Science & Technology Co., Ltd.	419,400	568,685
Zhejiang Expressway Co., Ltd.	1,518,000	1,567,228

		49,249,122

Cyprus — 0.6%
QIWI PLC ADR	49,090	583,680
Ros Agro PLC GDR†*(1)	50,210	725,535
Ros Agro PLC GDR	33,700	486,965

		1,796,180

Egypt — 0.1%
Commercial International Bank of Egypt SAE GDR	83,085	314,892

Hong Kong — 7.7%
China Mobile, Ltd.	756,000	9,320,401
China Overseas Land & Investment, Ltd.	824,000	2,708,290
China Power International Development, Ltd.	2,300,000	936,791
CNOOC, Ltd.	1,396,000	1,669,788
CSPC Pharmaceutical Group, Ltd.	1,150,000	994,599
Tencent Holdings, Ltd.	411,800	9,899,039

		25,528,908

Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	29,540	1,852,133
OTP Bank PLC	90,800	2,211,311

		4,063,444

India — 4.3%
HDFC Bank, Ltd. ADR	81,350	5,635,115
ICICI Bank, Ltd. ADR	119,290	904,218
Reliance Industries, Ltd. GDR*	166,820	5,029,623
Wipro, Ltd. ADR	230,520	2,614,097

		14,183,053

Indonesia — 0.3%
Gudang Garam Tbk PT	179,900	927,415

Malaysia — 0.7%
AirAsia Bhd	3,008,500	2,165,558

Mexico — 1.3%
Arca Continental SAB de CV	222,790	1,431,916
Fomento Economico Mexicano SAB de CV ADR	22,870	2,046,865
Gruma S.A.B. de CV, Class B	56,360	811,404

		4,290,185

Netherlands — 2.0%
Steinhoff International Holdings NV	855,156	5,407,081
X5 Retail Group NV GDR†	53,150	1,158,670

		6,565,751

Poland — 1.7%
Eurocash SA	79,570	1,067,903
KGHM Polska Miedz SA	60,889	1,227,343
Polski Koncern Naftowy Orlen SA	208,860	3,347,098

		5,642,344

302

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Russia — 8.6%
Alrosa PAO†	909,700	$987,036
Gazprom PAO ADR	1,167,350	4,797,809
Lukoil PJSC ADR	121,700	5,288,839
Magnitogorsk Iron & Steel Works OJSC†	2,747,030	1,232,397
Mobile TeleSystems PJSC ADR	250,410	2,226,145
Moscow Exchange MICEX-RTS PJSC	1,489,035	2,546,411
Sberbank of Russia ADR	630,690	5,581,606
Severstal PAO GDR	97,610	1,154,726
Surgutneftegas OAO† (preference shares)	4,399,185	2,169,929
Tatneft PAO ADR	88,350	2,537,412

		28,522,310

Singapore — 0.5%
Jardine Cycle & Carriage, Ltd.	59,100	1,729,315

South Africa — 2.2%
Naspers, Ltd., Class N	11,150	1,750,890
Pick n Pay Stores, Ltd.	232,080	1,308,426
SPAR Group, Ltd.	149,660	2,232,623
Tiger Brands, Ltd.	73,580	2,066,521

		7,358,460

South Korea — 22.3%
Amorepacific Corp.	7,810	2,705,245
BGF retail Co., Ltd.	6,080	1,082,855
Coway Co., Ltd.	27,280	2,087,127
Hankook Tire Co., Ltd.	47,420	2,294,482
Hyundai Marine & Fire Insurance Co., Ltd.	56,980	1,541,306
Hyundai Mobis Co., Ltd.	8,990	2,046,556
Kangwon Land, Inc.	51,390	1,880,989
Kia Motors Corp.	100,165	3,769,098
Korea Electric Power Corp.	82,445	4,511,787
KT&G Corp.	46,490	5,021,908
LG Display Co., Ltd.	150,726	4,171,322
LG Household & Health Care, Ltd.	2,150	1,934,741
LG Uplus Corp.	176,560	1,725,958
NCSoft Corp.	12,004	2,689,822
Partron Co., Ltd.	96,431	1,020,138
S-Oil Corp.	37,508	2,561,587
Samsung Electronics Co., Ltd.	14,415	19,805,102
Shinhan Financial Group Co., Ltd.	145,790	5,199,581
SK Hynix, Inc.	147,520	4,530,365
SK Innovation Co., Ltd.	22,150	2,887,024

		73,466,993

Taiwan — 12.3%
Accton Technology Corp.	503,000	871,343
Catcher Technology Co., Ltd.	238,000	1,655,108
Coretronic Corp.	727,000	685,484
Elite Material Co., Ltd.	782,000	1,775,992
FLEXium Interconnect, Inc.	630,000	1,677,474
Grape King Bio, Ltd.	273,000	1,830,091
Innolux Corp.	4,080,000	1,508,129
King Yuan Electronics Co., Ltd.	737,000	705,302
Largan Precision Co., Ltd.	32,000	3,428,249
Pegatron Corp.	1,158,000	2,840,316
Shin Zu Shing Co., Ltd.	310,000	1,048,774
St. Shine Optical Co., Ltd.	47,000	1,135,138
Taiwan Semiconductor Manufacturing Co., Ltd.	632,000	3,415,092
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	464,913	12,915,283

Security Description	Shares	Value (Note 3)
Taiwan (continued)
Uni-President Enterprises Corp.	1,939,000	$3,960,242
Win Semiconductors Corp.	696,994	1,277,265

		40,729,282

Thailand — 2.8%
Krung Thai Bank PCL NVDR	5,736,800	2,865,929
Star Petroleum Refining PCL NVDR	3,475,900	918,125
Thai Beverage PCL	2,554,900	1,972,344
Thai Oil PCL NVDR	840,400	1,465,814
Thai Union Frozen Products PCL NVDR	3,139,100	1,964,754

		9,186,966

Turkey — 6.0%
Akbank TAS	1,207,630	3,112,605
Arcelik AS	235,860	1,612,165
BIM Birlesik Magazalar AS	121,840	2,251,274
Dogus Otomotiv Servis ve Ticaret AS	120,430	419,648
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,811,390	1,618,909
Ford Otomotiv Sanayi AS	62,770	683,705
TAV Havalimanlari Holding AS	225,295	825,027
Tekfen Holding AS	851,970	2,098,947
Tofas Turk Otomobil Fabrikasi AS	121,710	961,474
Turkcell Iletisim Hizmetleri AS†	275,690	956,049
Turkiye Is Bankasi, Class C	2,179,835	3,356,455
Turkiye Sise ve Cam Fabrikalari AS	951,009	1,069,604
Ulker Biskuvi Sanayi AS	137,690	911,189

		19,877,051

United Arab Emirates — 0.7%
Aldar Properties PJSC	1,346,460	1,044,790
Emaar Properties PJSC	618,240	1,147,975

		2,192,765

Total Common Stocks (cost $325,939,307)		346,097,973

REGISTERED INVESTMENT COMPANIES — 0.6%
JPMorgan Indian Investment Trust PLC† (cost $1,574,954)	226,310	1,870,440

TOTAL INVESTMENTS — (cost $327,514,261)(2)	105.4%	347,968,413
Liabilities in excess of other assets	(5.4)	(17,677,333)

NET ASSETS —	100.0%	$330,291,080

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $8,351,656 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 3).
(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

303

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cyprus	$1,070,645	$725,535	$—	$1,796,180
Russia	25,975,899	2,546,411	—	28,522,310
Other countries	315,779,483	—	—	315,779,483
Registered Investment Companies	1,870,440	—	—	1,870,440

Total Investments at Value	$344,696,467	$3,271,946	$—	$347,968,413

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $194,166,394 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

304

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — July 31, 2016 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	9.6%
Medical-Drugs	8.2
Diversified Banking Institutions	7.8
Banks-Commercial	6.2
Telecom Services	5.0
Repurchase Agreements	3.5
Oil-Field Services	3.5
Building Products-Cement	3.4
Auto-Cars/Light Trucks	3.2
Electronic Components-Semiconductors	3.2
Telephone-Integrated	3.0
Chemicals-Diversified	2.7
Cellular Telecom	2.6
Diversified Manufacturing Operations	2.6
Diversified Financial Services	2.4
Insurance-Multi-line	1.9
Medical-Generic Drugs	1.7
Food-Retail	1.7
Medical Instruments	1.5
Building & Construction Products-Misc.	1.5
Photo Equipment & Supplies	1.4
Airlines	1.4
Auto/Truck Parts & Equipment-Original	1.3
Beverages-Non-alcoholic	1.3
Cable/Satellite TV	1.3
Retail-Building Products	1.2
Diagnostic Kits	1.2
Rubber-Tires	1.1
Oil Companies-Exploration & Production	1.0
Metal-Diversified	1.0
Diversified Operations	1.0
Real Estate Operations & Development	1.0
Aerospace/Defense	1.0
Insurance-Reinsurance	1.0
Miscellaneous Manufacturing	0.9
Medical-Wholesale Drug Distribution	0.8
Insurance-Life/Health	0.8
Computers	0.8
Web Portals/ISP	0.8
Aerospace/Defense-Equipment	0.7
Oil & Gas Drilling	0.7
Machinery-Electrical	0.7
Steel-Producers	0.6
Brewery	0.6
Energy-Alternate Sources	0.6
Retail-Drug Store	0.5
Office Automation & Equipment	0.4
Appliances	0.4
Electronic Components-Misc.	0.3
Metal Processors & Fabrication	0.3
Diversified Minerals	0.3

101.6%

Country Allocation*

United Kingdom	16.2%
France	10.5
Germany	9.8
Japan	8.7
South Korea	8.0
Netherlands	6.7
Switzerland	5.5
China	4.6
United States	3.5
Cayman Islands	3.4
Singapore	2.9
Jersey	2.2
Spain	2.0
Ireland	2.0
Italy	1.9
Norway	1.9
Thailand	1.8
Israel	1.7
Sweden	1.5
Belgium	1.3
Canada	1.3
Bermuda	1.1
Hong Kong	1.1
Taiwan	1.1
Portugal	0.9

101.6%

*	Calculated as a percentage of net assets

305

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.1%
Belgium — 1.3%
UCB SA	180,240	$14,099,543

Bermuda — 1.1%
Haier Electronics Group Co., Ltd.	2,381,000	3,989,611
Kunlun Energy Co., Ltd.	10,778,000	8,140,735

		12,130,346

Canada — 1.3%
Precision Drilling Corp.	1,804,300	7,697,278
Suncor Energy, Inc.	237,300	6,386,644

		14,083,922

Cayman Islands — 3.4%
Baidu, Inc. ADR†	49,930	7,968,828
Cheung Kong Property Holdings, Ltd.	1,546,284	11,041,469
CK Hutchison Holdings, Ltd.	947,284	11,086,485
GCL-Poly Energy Holdings, Ltd.	45,611,000	6,231,654

		36,328,436

China — 4.6%
China Life Insurance Co., Ltd.	3,873,000	8,825,871
China Telecom Corp., Ltd.	35,269,383	17,365,571
CRRC Corp., Ltd.	10,410,290	9,540,261
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	5,058,909
Sinopharm Group Co., Ltd.	1,830,000	8,857,045

		49,647,657

France — 10.5%
AXA SA	473,514	9,650,759
BNP Paribas SA	263,970	13,089,985
Cie de Saint-Gobain	386,140	16,361,608
Cie Generale des Etablissements Michelin	118,755	12,140,319
Credit Agricole SA	1,336,950	11,838,109
Sanofi	161,528	13,751,805
Technip SA	181,430	10,126,729
TOTAL SA	389,550	18,622,711
Zodiac Aerospace	346,760	7,811,709

		113,393,734

Germany — 9.8%
Bayer AG	131,090	14,101,877
Deutsche Lufthansa AG	1,235,470	14,682,752
HeidelbergCement AG	176,770	14,968,416
LANXESS AG	307,410	14,520,671
Merck KGaA	126,200	13,934,212
METRO AG	335,980	10,810,511
Siemens AG	147,160	15,978,663
thyssenkrupp AG	289,480	6,634,595

		105,631,697

Hong Kong — 1.1%
China Mobile, Ltd.	975,000	12,020,359

Ireland — 2.0%
CRH PLC	679,845	20,882,842

Israel — 1.7%
Teva Pharmaceutical Industries, Ltd. ADR	337,597	18,061,440

Italy — 1.9%
Eni SpA	907,015	13,872,111

Security Description	Shares	Value (Note 3)
Italy (continued)
UniCredit SpA	2,742,920	$6,721,956

		20,594,067

Japan — 8.7%
Canon, Inc.	153,100	4,403,866
Kirin Holdings Co., Ltd.	382,000	6,615,318
Konica Minolta, Inc.	1,885,900	15,451,682
Nissan Motor Co., Ltd.	1,503,700	14,913,945
SoftBank Group Corp.	294,800	16,477,134
Sumitomo Metal Mining Co., Ltd.	208,500	2,540,989
Suntory Beverage & Food, Ltd.	321,600	14,104,572
Toshiba Corp.†	4,560,000	12,030,696
Toyota Motor Corp.	131,400	7,590,254

		94,128,456

Jersey — 2.2%
Glencore PLC	4,583,950	11,329,427
Petrofac, Ltd.	1,264,070	12,471,717

		23,801,144

Netherlands — 6.7%
Aegon NV	2,746,410	11,194,998
Akzo Nobel NV	232,110	15,040,567
ING Groep NV	1,421,270	15,889,806
Koninklijke Philips NV	115,479	3,081,750
QIAGEN NV†	479,940	12,596,055
SBM Offshore NV	1,099,505	14,689,503

		72,492,679

Norway — 1.9%
Telenor ASA	1,229,050	20,525,076

Portugal — 0.9%
Galp Energia SGPS SA	689,930	9,418,087

Singapore — 2.9%
DBS Group Holdings, Ltd.	1,072,950	12,332,483
Singapore Telecommunications, Ltd.	1,582,000	4,932,319
Singapore Telecommunications, Ltd. 10	3,354,300	10,382,893
United Overseas Bank, Ltd.	267,600	3,632,669

		31,280,364

South Korea — 8.0%
Hana Financial Group, Inc.	657,531	16,171,923
Hyundai Mobis Co., Ltd.	62,336	14,190,671
Hyundai Motor Co.	103,649	12,214,139
KB Financial Group, Inc. ADR	300,136	9,532,319
Samsung Electronics Co., Ltd. GDR*	49,813	34,196,625

		86,305,677

Spain — 2.0%
Repsol SA	431,783	5,442,821
Telefonica SA	1,355,712	13,289,541
Telefonica SA ADR	289,939	2,829,805

		21,562,167

Sweden — 1.5%
Getinge AB, Class B	809,180	16,406,770

Switzerland — 5.5%
ABB, Ltd.	337,650	7,176,630
Credit Suisse Group AG	637,042	7,328,744
Novartis AG	86,270	7,147,628
Roche Holding AG	62,290	15,906,701
Swiss Re AG	125,675	10,548,557

306

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2016 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG	804,670	$11,083,723

		59,191,983

Taiwan — 1.1%
Catcher Technology Co., Ltd.	440,000	3,059,863
Quanta Computer, Inc.	4,325,000	8,792,798

		11,852,661

Thailand — 1.8%
Bangkok Bank PCL	3,273,400	16,070,956
PTT Exploration & Production PCL	1,449,300	3,432,881

		19,503,837

United Kingdom — 16.2%
BAE Systems PLC	1,495,771	10,570,946
Barclays PLC	7,316,500	14,965,108
BP PLC	4,448,812	25,131,986
GlaxoSmithKline PLC	454,337	10,149,813
HSBC Holdings PLC	254,800	1,660,154
HSBC Holdings PLC ADR	512,068	16,770,227
Kingfisher PLC	2,896,740	12,892,699
Royal Dutch Shell PLC, Class A ADR	7,071	366,207
Royal Dutch Shell PLC, Class B ADR	455,252	24,679,211
Sky PLC	1,154,540	14,065,017
Standard Chartered PLC	2,420,175	19,365,218
Tesco PLC†	3,454,900	7,132,923
Vodafone Group PLC	5,453,683	16,568,175

		174,317,684

Total Long-Term Investment Securities (cost $1,067,423,514)		1,057,660,628

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 3.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/2016, to be repurchased 08/01/2016 in the amount of $37,929,032, and collateralized by $36,555,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $38,688,825 (cost $37,929,000)	$37,929,000	$37,929,000

TOTAL INVESTMENTS — (cost $1,105,352,514) (1)	101.6%	1,095,589,628
Liabilities in excess of other assets	(1.6)	(17,320,265)

NET ASSETS —	100.0%	$1,078,269,363

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $34,196,625 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,057,660,628	$—	$—	$1,057,660,628
Repurchase Agreements	—	37,929,000	—	37,929,000

Total Investments at Value	$1,057,660,628	$37,929,000	$—	$1,095,589,628

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $863,756,383 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

307

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2016 (unaudited)

	Ultra Short Bond†	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond	Balanced
ASSETS:
Investments at value (unaffiliated)*	$396,054,880	$1,664,023,710	$607,060,798	$468,978,020	$1,998,414,572	$225,509,239
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	20,224,000	—	9,244,000

Total investments	396,054,880	1,664,023,710	607,060,798	489,202,020	1,998,414,572	234,753,239

Cash	—	801	15,504	853	12,089,166	632
Foreign cash*	—	—	534,197	—	—	—
Due from broker	—	281,250	4,726,612	—	484	145,000
Receivable for:
Fund shares sold	15,731	124,229	44,771	101,850	54,554	46,622
Dividends and interest	1,255,538	21,072,884	2,864,317	8,193,912	11,129,720	573,357
Investments sold	—	12,651,401	3,774,878	9,614,157	1,377,571	5,828,634
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	33,927	—	—	—
Prepaid expenses and other assets	5,020	5,208	4,460	4,476	8,257	8,884
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	332,976	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	82,031	324,899	—	168,500	43,078
Unrealized appreciation on forward foreign currency contracts	—	—	2,529,285	—	—	—
Swap premiums paid	—	—	3,478,766	—	—	—
Unrealized appreciation on swap contracts	—	—	2,441,714	—	—	—

Total assets	397,331,169	1,698,241,514	627,834,128	507,117,268	2,023,575,800	241,399,446

LIABILITIES:
Payable for:
Fund shares redeemed	651,105	429,679	92,463	126,155	359,709	196,535
Investments purchased	1,005,446	9,771,222	29,565,013	12,701,027	10,877,035	11,344,477
Payments on swap contracts	—	—	311,331	—	—	—
Investment advisory and management fees	146,815	731,776	291,605	245,504	1,019,874	124,137
Service fees — Class 2	2,443	3,178	931	1,427	1,305	1,328
Service fees — Class 3	44,820	180,130	61,171	49,326	199,943	28,718
Transfer agent fees	345	251	251	335	268	251
Trustees’ fees and expenses	2,817	13,973	4,499	4,086	15,625	1,750
Other accrued expenses	74,602	208,410	187,369	89,828	252,426	87,243
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	85,444	—	82,828	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	—	553,244	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	3,748,289	—	—	—
Swap premiums received	—	—	4,566,424	—	—	—
Unrealized depreciation on swap contracts	—	—	2,008,894	—	—	—

Total liabilities	1,928,393	11,338,619	41,476,928	13,217,688	12,809,013	11,784,439

NET ASSETS	$395,402,776	$1,686,902,895	$586,357,200	$493,899,580	$2,010,766,787	$229,615,007

* Cost
Investments (unaffiliated)	$395,888,475	$1,579,385,454	$578,489,739	$463,614,843	$1,957,672,699	$210,324,720

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$415,094	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

308

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	Ultra Short Bond†	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond	Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$406,571,709	$1,490,905,248	$566,810,624	$516,705,296	$1,927,500,282	$196,877,156
Accumulated undistributed net investment income (loss)	(166,169)	111,591,758	1,285,311	48,405,857	55,458,172	4,994,356
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(11,169,169)	(1,084,151)	(12,413,519)	(76,574,750)	(13,758,289)	12,293,743
Unrealized appreciation (depreciation) on investments	166,405	84,638,256	28,571,059	5,363,177	40,741,873	15,184,519
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	851,784	3,211,312	—	824,749	265,233
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,107,587)	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$395,402,776	$1,686,902,895	$586,357,200	$493,899,580	$2,010,766,787	$229,615,007

Class 1 (unlimited shares authorized):
Net assets	$170,747,469	$805,282,205	$286,355,445	$302,881,755	$1,053,670,599	$82,191,303
Shares of beneficial interest issued and outstanding	16,200,776	57,274,767	24,255,765	52,145,076	113,991,921	4,163,843
Net asset value, offering and redemption price per share	$10.54	$14.06	$11.81	$5.81	$9.24	$19.74

Class 2 (unlimited shares authorized):
Net assets	$18,555,874	$25,051,443	$7,379,727	$11,442,567	$10,171,486	$10,720,537
Shares of beneficial interest issued and outstanding	1,781,260	1,784,783	631,301	1,973,386	1,105,729	544,469
Net asset value, offering and redemption price per share	$10.42	$14.04	$11.69	$5.80	$9.20	$19.69

Class 3 (unlimited shares authorized):
Net assets	$206,099,433	$856,569,247	$292,622,028	$179,575,258	$946,924,702	$136,703,167
Shares of beneficial interest issued and outstanding	19,946,519	61,374,196	25,264,535	31,144,644	103,592,547	6,967,628
Net asset value, offering and redemption price per share	$10.33	$13.96	$11.58	$5.77	$9.14	$19.62

† See Note 1

See Notes to Financial Statements

309

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	SA MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$547,150,185	$2,188,324,213	$1,176,030,983	$234,448,023	$174,914,489	$320,732,838
Investments at value (affiliated)*	—	9,462,218,303	5,135,051,943	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	—

Total investments	547,150,185	11,650,542,516	6,311,082,926	234,448,023	174,914,489	320,732,838

Cash	7	—	—	445	29,124	55,349
Foreign cash*	11,923	—	—	2,641,636	6,008	28,812
Due from broker	—	—	—	4,530,012	5,102,821	5,902
Receivable for:
Fund shares sold	11,736	1,530,186	300,749	1,619,258	1,534,878	3,004,084
Dividends and interest	2,057,901	13,272,972	7,126,690	621,599	542,083	574,237
Investments sold	611,815	9,294,545	1,070,589	—	—	6,879,771
Written options	—	1,288,944	572,864	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	6,794	12,127	4,718	3,955	3,955	3,955
Due from investment adviser for expense reimbursements/fee waivers	—	124,165	72,429	87,346	21,443	225,806
Deferred offering costs	—	—	—	35,606	35,606	35,606
Variation margin on futures contracts	—	8,764,748	3,920,393	576,994	358,365	168,119
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,000,377	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	549,850,361	11,684,830,203	6,324,151,358	244,564,874	183,549,149	331,714,479

LIABILITIES:
Payable for:
Fund shares redeemed	329,059	1,803,346	1,638,986	652	868	1,211
Investments purchased	547,591	13,906,021	1,840,000	—	384,191	27,620,192
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	301,350	2,033,575	1,144,156	160,888	118,946	187,568
Service fees — Class 2	4,100	—	—	—	—	—
Service fees — Class 3	65,719	2,430,801	1,319,027	46,770	34,984	57,185
Transfer agent fees	271	101	84	47	84	67
Trustees’ fees and expenses	4,220	89,541	48,680	1,348	1,056	1,574
Other accrued expenses	102,697	482,177	272,906	137,903	64,906	218,891
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	191,368	74,828	25,995
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	9,862,038	6,200,024	—	—	—
Call and put options written, at value@	—	22,810,576	12,489,105	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	1,201,463	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	1,355,007	53,418,176	24,952,968	538,976	1,881,326	28,112,683

NET ASSETS	$548,495,354	$11,631,412,027	$6,299,198,390	$244,025,898	$181,667,823	$303,601,796

* Cost
Investments (unaffiliated)	$461,907,230	$9,022,949,443	$4,995,608,750	$230,274,082	$172,842,045	$311,052,081

Investments (affiliated)	$—	$2,103,317,853	$1,131,502,386	$—	$—	$—

Foreign cash	$11,793	$—	$—	$2,576,511	$1,761	$28,504

@ Premiums received on options written	$—	$25,357,005	$13,936,904	$—	$—	$—

See Notes to Financial Statements

310

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	SA MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$406,594,392	$11,052,046,729	$6,092,187,180	$237,340,293	$174,818,227	$296,738,197
Accumulated undistributed net investment income (loss)	17,063,742	157,736,148	82,114,647	218,960	143,860	638,958
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	39,600,875	(183,208,673)	(87,554,346)	1,459,287	1,434,904	(3,724,205)
Unrealized appreciation (depreciation) on investments	85,242,955	524,275,220	183,971,790	4,173,941	2,072,444	9,680,757
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	80,562,603	28,479,119	768,637	3,395,227	268,525
Unrealized foreign exchange gain (loss) on other assets and liabilities	(6,610)	—	—	64,780	(196,839)	(436)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$548,495,354	$11,631,412,027	$6,299,198,390	$244,025,898	$181,667,823	$303,601,796

Class 1 (unlimited shares authorized):
Net assets	$203,503,826	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	10,061,528	—	—	—	—	—
Net asset value, offering and redemption price per share	$20.23	$—	$—	$—	$—	$—

Class 2 (unlimited shares authorized):
Net assets	$32,403,290	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	1,603,189	—	—	—	—	—
Net asset value, offering and redemption price per share	$20.21	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$312,588,238	$11,631,412,027	$6,299,198,390	$244,025,898	$181,667,823	$303,601,796
Shares of beneficial interest issued and outstanding	15,509,205	935,300,546	505,719,618	22,807,197	16,692,502	28,515,888
Net asset value, offering and redemption price per share	$20.16	$12.44	$12.46	$10.70	$10.88	$10.65

See Notes to Financial Statements

311

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities
ASSETS:
Investments at value (unaffiliated)*	$401,066,362	$964,393,058	$48,562,799	$1,593,158,821	$1,168,907,221	$385,821,864
Investments at value (affiliated)*	—	—	—	4,880,981	—	—
Repurchase agreements (cost approximates value)	518,200,000	—	—	82,357,000	—	6,769,000

Total investments	919,266,362	964,393,058	48,562,799	1,680,396,802	1,168,907,221	392,590,864

Cash	25,688,046	240	108,137	255,681	243	262
Foreign cash*	149,819	27,262	12,096	—	—	—
Due from broker	2,332,466	—	—	2,725,000	—	—
Receivable for:
Fund shares sold	1,787,885	967,705	5,197	3,096	84,580	23,667
Dividends and interest	1,641,987	2,266,633	110,346	1,434,360	935,502	313,955
Investments sold	26,500,195	1,892,320	132,860	—	1,398,425	2,629,665
Written options	—	—	—	—	—	—
Payments on swap contracts	414,811	—	—	—	—	—
Prepaid expenses and other assets	4,134	6,147	4,302	4,419	5,449	4,167
Due from investment adviser for expense reimbursements/fee waivers	23,741	—	—	272,559	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	988,050	—	—	46,025	—	—
Unrealized appreciation on forward foreign currency contracts	332,630	355,540	15,382	—	—	—
Swap premiums paid	967,784	—	—	—	—	—
Unrealized appreciation on swap contracts	3,956,231	—	—	—	—	—

Total assets	984,054,141	969,908,905	48,951,119	1,685,137,942	1,171,331,420	395,562,580

LIABILITIES:
Payable for:
Fund shares redeemed	4,263	123,027	14,408	133,383	167,364	184,375
Investments purchased	140,483,409	2,174,335	1,301,451	59,956,313	7,050,043	—
Payments on swap contracts	142,426	—	—	—	—	—
Investment advisory and management fees	589,940	702,818	30,102	519,422	527,324	244,924
Service fees — Class 2	—	—	268	—	1,394	657
Service fees — Class 3	171,643	199,779	5,807	—	45,761	18,894
Transfer agent fees	51	44	201	67	268	235
Trustees’ fees and expenses	5,985	7,236	360	11,305	8,307	2,972
Other accrued expenses	103,929	111,834	54,587	211,939	119,455	65,356
Accrued foreign tax on capital gains	—	—	3,323	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	33,172	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	201,150	134,514	32,572	—	—	—
Swap premiums received	209,342	—	—	—	—	—
Unrealized depreciation on swap contracts	197,747	—	—	—	—	—

Total liabilities	142,143,057	3,453,587	1,443,079	60,832,429	7,919,916	517,413

NET ASSETS	$841,911,084	$966,455,318	$47,508,040	$1,624,305,513	$1,163,411,504	$395,045,167

* Cost
Investments (unaffiliated)	$396,315,051	$939,455,866	$45,721,240	$1,355,593,534	$1,007,253,050	$348,491,467

Investments (affiliated)	$—	$—	$—	$4,585,048	$—	$—

Foreign cash	$151,413	$27,224	$11,962	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

312

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities
NET ASSETS REPRESENTED BY:
Paid-in capital	$801,798,635	$953,127,951	$42,387,149	$1,325,955,388	$919,800,996	$337,983,366
Accumulated undistributed net investment income (loss)	(4,265,272)	11,779,273	1,723,590	36,276,198	32,946,134	5,033,014
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	14,253,225	(23,608,661)	579,399	22,868,556	49,010,203	14,698,390
Unrealized appreciation (depreciation) on investments	4,751,311	24,937,192	2,841,559	237,861,220	161,654,171	37,330,397
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	25,243,305	—	—	1,344,151	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	129,880	219,563	(20,334)	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(3,323)	—	—	—

NET ASSETS	$841,911,084	$966,455,318	$47,508,040	$1,624,305,513	$1,163,411,504	$395,045,167

Class 1 (unlimited shares authorized):
Net assets	$—	$—	$17,792,355	$1,624,305,513	$934,571,839	$299,473,344
Shares of beneficial interest issued and outstanding	—	—	1,183,753	87,224,632	28,812,154	14,843,030
Net asset value, offering and redemption price per share	$—	$—	$15.03	$18.62	$32.44	$20.18

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$2,119,984	$—	$11,022,458	$5,221,940
Shares of beneficial interest issued and outstanding	—	—	140,932	—	340,478	259,270
Net asset value, offering and redemption price per share	$—	$—	$15.04	$—	$32.37	$20.14

Class 3 (unlimited shares authorized):
Net assets	$841,911,084	$966,455,318	$27,595,701	$—	$217,817,207	$90,349,883
Shares of beneficial interest issued and outstanding	75,985,967	83,384,869	1,843,716	—	6,755,759	4,500,351
Net asset value, offering and redemption price per share	$11.08	$11.59	$14.97	$—	$32.24	$20.08

See Notes to Financial Statements

313

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	SA Legg Mason BW Large Cap Value	“Dogs” of Wall Street	SA AB Growth	Capital Growth	SA MFS Massachusetts Investors Trust	Fundamental Growth
ASSETS:
Investments at value (unaffiliated)*	$1,496,808,939	$346,091,300	$509,610,193	$231,852,338	$1,108,322,435	$144,498,045
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	3,104,000	—	—	—	4,105,000

Total investments	1,496,808,939	349,195,300	509,610,193	231,852,338	1,108,322,435	148,603,045

Cash	—	235	359	129	547	428
Foreign cash*	—	—	—	—	59	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	4,087	94,496	29,695	23,709	21,549	6,863
Dividends and interest	1,607,917	556,326	122,661	148,592	974,978	53,554
Investments sold	50,771,708	—	12,184,603	—	—	—
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	5,383	4,188	4,996	7,089	6,002	10,224
Due from investment adviser for expense reimbursements/fee waivers	116,568	—	—	40,526	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	1,549,314,602	349,850,545	521,952,507	232,072,383	1,109,325,570	148,674,114

LIABILITIES:
Payable for:
Fund shares redeemed	371,824	111,056	204,487	42,653	198,152	41,630
Investments purchased	85,796,092	—	6,714,496	—	—	3,166,960
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	848,157	175,476	264,856	148,967	624,873	108,013
Service fees — Class 2	6,623	912	2,505	218	1,150	318
Service fees — Class 3	112,262	30,890	25,438	10,476	81,642	14,125
Transfer agent fees	252	201	267	185	251	201
Trustees’ fees and expenses	9,971	2,614	3,975	1,269	8,353	2,306
Other accrued expenses	151,305	58,783	80,073	50,254	117,286	49,274
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	87,296,486	379,932	7,296,097	254,022	1,031,707	3,382,827

NET ASSETS	$1,462,018,116	$349,470,613	$514,656,410	$231,818,361	$1,108,293,863	$145,291,287

* Cost
Investments (unaffiliated)	$1,381,257,657	$315,302,445	$428,684,236	$206,784,598	$904,462,908	$125,208,835

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$59	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

314

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	SA Legg Mason BW Large Cap Value	“Dogs” of Wall Street	SA AB Growth	Capital Growth	SA MFS Massachusetts Investors Trust	Fundamental Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$949,329,247	$271,251,115	$352,631,876	$203,002,310	$802,363,110	$109,354,514
Accumulated undistributed net investment income (loss)	23,481,891	11,290,460	948,467	789,859	13,570,345	(117,137)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	373,680,271	36,140,183	80,150,110	2,958,807	88,503,740	16,764,700
Unrealized appreciation (depreciation) on investments	115,551,282	30,788,855	80,925,957	25,067,740	203,859,527	19,289,210
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(24,575)	—	—	(355)	(2,859)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$1,462,018,116	$349,470,613	$514,656,410	$231,818,361	$1,108,293,863	$145,291,287

Class 1 (unlimited shares authorized):
Net assets	$876,046,864	$193,940,946	$372,218,135	$179,597,826	$706,683,698	$74,843,499
Shares of beneficial interest issued and outstanding	35,638,518	13,556,264	8,911,564	12,687,106	32,235,799	3,266,553
Net asset value, offering and redemption price per share	$24.58	$14.31	$41.77	$14.16	$21.92	$22.91

Class 2 (unlimited shares authorized):
Net assets	$52,335,990	$7,327,441	$20,105,531	$1,734,417	$9,200,906	$2,546,647
Shares of beneficial interest issued and outstanding	2,131,601	513,406	483,590	124,350	420,065	113,393
Net asset value, offering and redemption price per share	$24.55	$14.27	$41.58	$13.95	$21.90	$22.46

Class 3 (unlimited shares authorized):
Net assets	$533,635,262	$148,202,226	$122,332,744	$50,486,118	$392,409,259	$67,901,141
Shares of beneficial interest issued and outstanding	21,828,381	10,447,791	2,965,355	3,655,143	17,995,564	3,069,839
Net asset value, offering and redemption price per share	$24.45	$14.19	$41.25	$13.81	$21.81	$22.12

See Notes to Financial Statements

315

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities
ASSETS:
Investments at value (unaffiliated)*	$532,016,245	$451,761,415	$462,026,309	$348,706,453	$91,585,918	$275,619,698
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	2,770,000	1,804,000	—

Total investments	532,016,245	451,761,415	462,026,309	351,476,453	93,389,918	275,619,698

Cash	917,446	904	444	351	762	442
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	41,514	21,636	38,417	14,618	8,676	1,669
Dividends and interest	288,749	213,276	191,538	39,552	6,820	28,110
Investments sold	—	5,498,250	3,129,961	2,596,425	861,380	3,294,003
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	4,261	7,300	4,317	4,955	7,992	9,716
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	533,268,215	457,502,781	465,390,986	354,132,354	94,275,548	278,953,638

LIABILITIES:
Payable for:
Fund shares redeemed	35,756	101,505	72,697	156,118	9,442	53,696
Investments purchased	—	5,808,314	1,884,907	1,899,620	538,627	3,772,708
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	298,294	281,540	367,220	223,027	63,389	171,272
Service fees — Class 2	437	976	—	1,857	392	2,679
Service fees — Class 3	23,823	53,479	46,313	30,026	5,687	32,924
Transfer agent fees	201	251	135	268	266	222
Trustees’ fees and expenses	4,052	3,300	3,559	2,749	969	2,094
Other accrued expenses	76,411	72,172	72,194	68,447	46,689	55,722
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	438,974	6,321,537	2,447,025	2,382,112	665,461	4,091,317

NET ASSETS	$532,829,241	$451,181,244	$462,943,961	$351,750,242	$93,610,087	$274,862,321

* Cost
Investments (unaffiliated)	$473,750,735	$381,232,903	$390,743,015	$320,901,577	$72,173,598	$243,643,946

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

316

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities
NET ASSETS REPRESENTED BY:
Paid-in capital	$458,029,957	$320,301,240	$327,626,509	$269,021,905	$114,730,353	$227,068,345
Accumulated undistributed net investment income (loss)	4,672,101	15,346,508	3,373,302	(498,854)	(261,870)	(578,925)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	11,861,673	45,004,984	60,659,493	55,422,315	(40,270,716)	16,397,149
Unrealized appreciation (depreciation) on investments	58,265,510	70,528,512	71,283,294	27,804,876	19,412,320	31,975,752
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,363	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$532,829,241	$451,181,244	$462,943,961	$351,750,242	$93,610,087	$274,862,321

Class 1 (unlimited shares authorized):
Net assets	$414,951,978	$208,936,557	$239,759,127	$192,174,235	$63,387,990	$103,218,414
Shares of beneficial interest issued and outstanding	38,420,025	11,888,905	9,648,295	11,125,708	3,763,680	12,811,176
Net asset value, offering and redemption price per share	$10.80	$17.57	$24.85	$17.27	$16.84	$8.06

Class 2 (unlimited shares authorized):
Net assets	$3,469,356	$7,814,643	$—	$14,816,786	$3,107,931	$2,993,158
Shares of beneficial interest issued and outstanding	322,608	446,186	—	879,713	187,163	383,755
Net asset value, offering and redemption price per share	$10.75	$17.51	$—	$16.84	$16.61	$7.80

Class 3 (unlimited shares authorized):
Net assets	$114,407,907	$234,430,044	$223,184,834	$144,759,221	$27,114,166	$168,650,749
Shares of beneficial interest issued and outstanding	10,702,192	13,466,730	9,061,357	8,727,976	1,651,906	22,048,973
Net asset value, offering and redemption price per share	$10.69	$17.41	$24.63	$16.59	$16.41	$7.65

See Notes to Financial Statements

317

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	SA Janus Focused Growth†	Technology	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities
ASSETS:
Investments at value (unaffiliated)*	$261,506,405	$53,031,293	$620,729,839	$331,308,828	$595,985,179	$470,874,489
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	596,000	—	7,360,000	10,601,000	—

Total investments	261,506,405	53,627,293	620,729,839	338,668,828	606,586,179	470,874,489

Cash	61,848	921	36	737	938	9,917,992
Foreign cash*	—	—	—	28,860	343,971	95
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	1,803	497	7,429	4,917	1,785	20,666
Dividends and interest	149,111	2,160	49,136	787,109	876,573	1,256,531
Investments sold	1,136,344	740,772	7,025,618	6,961,471	4,662,709	—
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	4,287	4,371	65,594	4,401	5,276	4,737
Due from investment adviser for expense reimbursements/fee waivers	22,386	8,611	—	28,110	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	989,553	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	262,882,184	54,384,625	627,877,652	347,473,986	612,477,431	482,074,510

LIABILITIES:
Payable for:
Fund shares redeemed	56,091	5,878	157,576	103,404	161,698	77,597
Investments purchased	904,432	513,566	6,236,499	—	12,361,334	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	184,554	44,098	472,941	266,769	352,812	314,172
Service fees — Class 2	1,273	437	1,803	740	665	1,491
Service fees — Class 3	27,126	8,069	103,360	30,084	7,311	30,636
Transfer agent fees	201	187	151	284	218	235
Trustees’ fees and expenses	1,932	404	4,686	3,523	4,592	3,276
Other accrued expenses	56,198	44,112	85,660	82,917	103,436	105,591
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,107,450	—	813,074
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	1,231,807	616,751	7,062,676	1,595,171	12,992,066	1,346,072

NET ASSETS	$261,650,377	$53,767,874	$620,814,976	$345,878,815	$599,485,365	$480,728,438

* Cost
Investments (unaffiliated)	$234,942,461	$43,853,665	$549,441,099	$336,268,598	$548,333,907	$461,196,275

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$28,829	$344,347	$99

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

318

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	SA Janus Focused Growth	Technology	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities
NET ASSETS REPRESENTED BY:
Paid-in capital	$192,860,333	$41,764,295	$502,202,494	$473,780,619	$554,482,512	$480,651,413
Accumulated undistributed net investment income (loss)	(461,556)	(140,831)	1,897,027	11,469,216	14,089,866	10,707,426
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	42,687,310	2,966,768	45,426,715	(134,248,510)	(16,693,692)	(19,453,641)
Unrealized appreciation (depreciation) on investments	26,563,945	9,177,628	71,288,740	(4,959,770)	47,651,272	9,678,214
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	345	14	—	(162,740)	(44,593)	(854,974)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$261,650,377	$53,767,874	$620,814,976	$345,878,815	$599,485,365	$480,728,438

Class 1 (unlimited shares authorized):
Net assets	$120,785,157	$10,812,322	$106,680,039	$194,392,442	$559,449,541	$320,645,313
Shares of beneficial interest issued and outstanding	9,584,294	1,995,913	6,040,406	21,433,648	30,070,945	34,734,746
Net asset value, offering and redemption price per share	$12.60	$5.42	$17.66	$9.07	$18.60	$9.23

Class 2 (unlimited shares authorized):
Net assets	$10,197,510	$3,557,472	$14,533,487	$6,019,800	$4,517,574	$11,937,039
Shares of beneficial interest issued and outstanding	822,094	670,923	824,598	661,345	243,600	1,300,088
Net asset value, offering and redemption price per share	$12.40	$5.30	$17.62	$9.10	$18.55	$9.18

Class 3 (unlimited shares authorized):
Net assets	$130,667,710	$39,398,080	$499,601,450	$145,466,573	$35,518,250	$148,146,086
Shares of beneficial interest issued and outstanding	10,658,966	7,532,976	28,549,853	16,033,367	1,925,655	16,172,849
Net asset value, offering and redemption price per share	$12.26	$5.23	$17.50	$9.07	$18.44	$9.16

† See Note 1

See Notes to Financial Statements

319

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	Emerging Markets	Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$347,968,413	$1,057,660,628
Investments at value (affiliated)*	—	—
Repurchase agreements (cost approximates value)	—	37,929,000

Total investments	347,968,413	1,095,589,628

Cash	147,152	13
Foreign cash*	3,715,408	102,402
Due from broker	—	—
Receivable for:
Fund shares sold	16,555	5,547
Dividends and interest	1,987,103	3,156,697
Investments sold	9,204,647	3,584,015
Written options	—	—
Payments on swap contracts	—	—
Prepaid expenses and other assets	5,718	4,869
Due from investment adviser for expense reimbursements/fee waivers	57,676	—
Deferred offering costs	—	—
Variation margin on futures contracts	—	—
Unrealized appreciation on forward foreign currency contracts	—	—
Swap premiums paid	—	—
Unrealized appreciation on swap contracts	—	—

Total assets	363,102,672	1,102,443,171

LIABILITIES:
Payable for:
Fund shares redeemed	49,758	236,042
Investments purchased	1,283,526	22,794,527
Payments on swap contracts	—	—
Investment advisory and management fees	359,461	723,415
Service fees — Class 2	482	1,706
Service fees — Class 3	29,032	110,861
Transfer agent fees	201	168
Trustees’ fees and expenses	3,072	9,202
Other accrued expenses	436,797	201,416
Accrued foreign tax on capital gains	27,901	96,471
Line of credit	30,621,362	—
Variation margin on futures contracts	—	—
Due to investment adviser from expense recoupment	—	—
Due to broker	—	—
Call and put options written, at value@	—	—
Unrealized depreciation on forward foreign currency contracts	—	—
Swap premiums received	—	—
Unrealized depreciation on swap contracts	—	—

Total liabilities	32,811,592	24,173,808

NET ASSETS	$330,291,080	$1,078,269,363

* Cost
Investments (unaffiliated)	$327,514,261	$1,067,423,514

Investments (affiliated)	$—	$—

Foreign cash	$3,731,622	$102,429

@ Premiums received on options written	$—	$—

See Notes to Financial Statements

320

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (unaudited)

	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$429,818,913	$1,101,287,454
Accumulated undistributed net investment income (loss)	10,872,582	40,208,431
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(130,808,938)	(53,221,681)
Unrealized appreciation (depreciation) on investments	20,454,152	(9,762,886)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(17,728)	(145,485)
Accrued capital gains tax on unrealized appreciation (depreciation)	(27,901)	(96,470)

NET ASSETS	$330,291,080	$1,078,269,363

Class 1 (unlimited shares authorized):
Net assets	$187,481,394	$531,362,491
Shares of beneficial interest issued and outstanding	27,973,547	37,465,798
Net asset value, offering and redemption price per share	6.70	14.18

Class 2 (unlimited shares authorized):
Net assets	$3,872,617	$13,433,837
Shares of beneficial interest issued and outstanding	581,740	948,566
Net asset value, offering and redemption price per share	$6.66	$14.16

Class 3 (unlimited shares authorized):
Net assets	$138,937,069	$533,473,035
Shares of beneficial interest issued and outstanding	21,038,266	37,781,341
Net asset value, offering and redemption price per share	$6.60	$14.12

See Notes to Financial Statements

321

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2016 (unaudited)

	Ultra Short Bond†	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond	Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$42,700	$—	$—	$2,205	$1,311,964
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,019,045	43,183,708	4,085,671	19,522,802	26,324,582	1,230,104

Total investment income*	1,019,045	43,226,408	4,085,671	19,522,802	26,326,787	2,542,068

EXPENSES:
Investment advisory and management fees	753,651	4,561,964	1,618,108	1,540,802	5,953,471	705,735
Services Fees:
Class 2	14,381	18,345	5,482	8,216	7,778	7,515
Class 3	279,510	1,037,479	348,781	267,885	1,163,876	161,199
Transfer agent fees	2,072	1,461	1,461	2,209	1,558	1,493
Custodian and accounting fees	30,683	120,839	152,133	31,295	150,763	44,253
Reports to shareholders	17,765	46,631	16,437	13,111	53,271	5,383
Audit and tax fees	20,397	22,862	27,729	28,646	35,085	23,963
Legal fees	68,267	5,069	4,894	2,680	2,091	1,597
Trustees’ fees and expenses	4,992	23,561	7,301	6,694	26,050	2,638
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	3,165	1,082	—	1,001	—
Other expenses	6,435	43,328	11,003	15,535	49,105	7,748

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,198,153	5,884,704	2,194,411	1,917,073	7,444,049	961,524
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(71,968)	—	—	—	(992,245)	—
Fees paid indirectly (Note 6)	—	—	—	—	—	(1,167)

Net expenses	1,126,185	5,884,704	2,194,411	1,917,073	6,451,804	960,357

Net investment income (loss)	(107,140)	37,341,704	1,891,260	17,605,729	19,874,983	1,581,711

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(173,604)	(762,215)	3,756,218	(19,280,019)	(2,605,165)	3,209,993
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	14,246	619,103	—	1,680,519	731,073
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,231,206)	—	(24,406)	(13)

Net realized gain (loss) on investments and foreign currencies	(173,604)	(747,969)	3,144,115	(19,280,019)	(949,052)	3,941,053

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	232,205	128,583,265	39,433,774	68,727,221	77,923,541	12,103,568
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	903,965	1,348,330	—	(404,201)	(44,197)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(587,215)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	232,205	129,487,230	40,194,889	68,727,221	77,519,340	12,059,371

Net realized and unrealized gain (loss) on investments and foreign currencies	58,601	128,739,261	43,339,004	49,447,202	76,570,288	16,000,424

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(48,539)	$166,080,965	$45,230,264	$67,052,931	$96,445,271	$17,582,135

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$(17,809)	$(3,599)	$962	$77

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

† See Note 1
See Notes to Financial Statements

322

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2016 (unaudited)

	SA MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,560,423	$—	$—	$632,057	$62,835	$1,050,744
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	3,295,316	19,179,006	10,233,328	280,893	593,599	399,743

Total investment income*	7,855,739	19,179,006	10,233,328	912,950	656,434	1,450,487

EXPENSES:
Investment advisory and management fees	1,740,569	11,608,525	6,566,509	517,337	392,702	587,548
Services Fees:
Class 2	23,874	—	—	—	—	—
Class 3	377,494	13,857,992	7,555,473	150,389	115,501	176,041
Transfer agent fees	1,615	588	492	364	434	417
Custodian and accounting fees	54,240	104,209	56,002	107,726	28,664	230,929
Reports to shareholders	11,874	338,324	170,575	5,163	3,699	6,686
Audit and tax fees	19,928	14,802	14,802	20,899	20,899	20,899
Legal fees	4,495	21,327	11,886	10,552	21,714	37,852
Trustees’ fees and expenses	5,877	152,019	83,644	1,686	1,326	1,969
Deferred offering costs	—	—	—	38,551	38,551	38,551
Interest expense	—	1,822	1,122	237	—	74
Other expenses	9,680	63,993	28,786	5,922	5,711	5,741

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,249,646	26,163,601	14,489,291	858,826	629,201	1,106,707
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(124,165)	(72,429)	(160,785)	(97,899)	(296,846)
Fees paid indirectly (Note 6)	(2,894)	—	—	—	—	—

Net expenses	2,246,752	26,039,436	14,416,862	698,041	531,302	809,861

Net investment income (loss)	5,608,987	(6,860,430)	(4,183,534)	214,909	125,132	640,626

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	13,932,838	(199,691,398)	(109,643,560)	(660,289)	134,318	(542,676)
Net realized gain (loss) on investments (affiliated)	—	(5,558,333)	6,568,721	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	186,288,510	52,308,763	2,083,549	1,313,081	(3,187,918)
Net realized foreign exchange gain (loss) on other assets and liabilities	5,318	—	—	35,997	5,846	9,395

Net realized gain (loss) on investments and foreign currencies	13,938,156	(18,961,221)	(50,766,076)	1,459,257	1,453,245	(3,721,199)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	32,063,557	34,277,803	18,493,524	4,031,340	2,072,988	9,537,260
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	915,768,863	517,030,939	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	30,918,880	7,219,779	690,584	3,194,786	299,186
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	4,311	—	—	65,470	(174,124)	(605)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	32,067,868	980,965,546	542,744,242	4,787,394	5,093,650	9,835,841

Net realized and unrealized gain (loss) on investments and foreign currencies	46,006,024	962,004,325	491,978,166	6,246,651	6,546,895	6,114,642

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,615,011	$955,143,895	$487,794,632	$6,461,560	$6,672,027	$6,755,268

* Net of foreign withholding taxes on interest and dividends of	$51,593	$—	$—	$50,787	—	$57,048

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

323

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2016 (unaudited)

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$7,061,811	$815,598	$15,734,319	$14,764,122	$3,601,249
Dividends (affiliated)	—	—	—	54,582	—	—
Interest (unaffiliated)	3,298,140	3,998,941	2,951	1,256	799	452

Total investment income*	3,298,140	11,060,752	818,549	15,790,157	14,764,921	3,601,701

EXPENSES:
Investment advisory and management fees	2,999,176	3,762,512	170,665	2,811,264	2,836,944	1,313,827
Services Fees:
Class 2	—	—	1,481	—	8,016	3,923
Class 3	872,034	1,059,662	33,092	—	259,692	105,600
Transfer agent fees	298	324	1,199	388	1,558	1,364
Custodian and accounting fees	61,439	66,631	20,802	74,433	50,766	21,643
Reports to shareholders	30,757	37,019	908	38,980	26,756	11,431
Audit and tax fees	22,279	18,489	18,828	18,611	17,728	17,742
Legal fees	2,141	4,016	2,221	3,947	3,589	1,668
Trustees’ fees and expenses	12,456	15,621	449	18,486	12,849	4,986
Deferred offering costs	—	—	—	—	—	—
Interest expense	3,039	—	—	4,513	—	—
Other expenses	5,627	6,081	4,257	112,957	31,336	17,046

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,009,246	4,970,355	253,902	3,083,579	3,249,234	1,499,230
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	36,991	58,840	—	(773,098)	—	—
Fees paid indirectly (Note 6)	—	(3,005)	(850)	—	(2,251)	—

Net expenses	4,046,237	5,026,190	253,052	2,310,481	3,246,983	1,499,230

Net investment income (loss)	(748,097)	6,034,562	565,497	13,479,676	11,517,938	2,102,471

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(873,996)	4,216,955	34,401	7,608,234	11,204,409	2,807,096
Net realized gain (loss) on investments (affiliated)	—	—	—	147,949	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	27,729,282	(29,701,172)	—	717,316	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(7,823)	(44,507)	(51,963)	—	—	(3,522)

Net realized gain (loss) on investments and foreign currencies	26,847,463	(25,528,724)	(17,562)	8,473,499	11,204,409	2,803,574

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,570,725	71,509,947	6,018,283	150,422,318	105,777,448	38,883,270
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	(351,044)	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	38,255,457	2,547,976	—	2,649,967	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	143,215	121,547	(38,918)	—	—	952
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(2,690)	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	40,969,397	74,179,470	5,976,675	152,721,241	105,777,448	38,884,222

Net realized and unrealized gain (loss) on investments and foreign currencies	67,816,860	48,650,746	5,959,113	161,194,740	116,981,857	41,687,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,068,763	$54,685,308	$6,524,610	$174,674,416	$128,499,795	$43,790,267

* Net of foreign withholding taxes on interest and dividends of	$231	$195,278	$32,331	$—	$—	$19,786

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

324

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2016 (unaudited)

	SA Legg Mason BW Large Cap Value	“Dogs” of Wall Street	SA AB Growth	Capital Growth	SA MFS Massachusetts Investors Trust	Fundamental Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$17,195,367	$5,193,264	$1,987,669	$1,100,567	$9,308,681	$860,878
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	18,971	157	1,158	246	8,661	121

Total investment income*	17,214,338	5,193,421	1,988,827	1,100,813	9,317,342	860,999

EXPENSES:
Investment advisory and management fees	4,592,678	990,198	1,541,849	670,268	3,555,175	711,979
Services Fees:
Class 2	39,221	5,131	14,766	1,258	6,932	1,842
Class 3	648,292	170,366	149,912	58,490	466,199	80,922
Transfer agent fees	1,558	1,170	1,587	1,170	1,461	1,163
Custodian and accounting fees	91,703	16,691	32,813	16,645	54,639	16,532
Reports to shareholders	28,604	8,743	13,691	5,201	21,691	2,127
Audit and tax fees	17,999	17,724	17,732	17,723	17,745	18,261
Legal fees	3,014	2,363	2,710	2,794	3,777	2,079
Trustees’ fees and expenses	14,120	4,315	6,747	2,372	11,170	1,364
Deferred offering costs	—	—	—	—	—	—
Interest expense	1,226	49	—	—	8	—
Other expenses	52,520	13,840	22,660	12,668	14,359	9,432

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,490,935	1,230,590	1,804,467	788,589	4,153,156	845,701
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(339,616)	—	—	(105,080)	—	—
Fees paid indirectly (Note 6)	(12,076)	—	(1,187)	(9,631)	(14,339)	(11,883)

Net expenses	5,139,243	1,230,590	1,803,280	673,878	4,138,817	833,818

Net investment income (loss)	12,075,095	3,962,831	185,547	426,935	5,178,525	27,181

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,051,154	18,889,056	15,552,974	1,980,627	(2,424,922)	5,077,266
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	244	(113)	(2,701)	—

Net realized gain (loss) on investments and foreign currencies	9,051,154	18,889,056	15,553,218	1,980,514	(2,427,623)	5,077,266

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	128,257,962	31,892,652	32,056,638	16,342,738	108,454,300	11,508,243
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	18,747	—	—	830	35	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	128,276,709	31,892,652	32,056,638	16,343,568	108,454,335	11,508,243

Net realized and unrealized gain (loss) on investments and foreign currencies	137,327,863	50,781,708	47,609,856	18,324,082	106,026,712	16,585,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,402,958	$54,744,539	$47,795,403	$18,751,017	$111,205,237	$16,612,690

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$128,057	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

325

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2016 (unaudited)

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,817,283	$8,455,102	$3,486,783	$1,350,914	$363,627	$637,732
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	2,544	290	155,110	529	184	639

Total investment income*	3,819,827	8,455,392	3,641,893	1,351,443	363,811	638,371

EXPENSES:
Investment advisory and management fees	1,695,562	1,600,355	2,107,099	1,365,032	456,883	971,682
Services Fees:
Class 2	2,589	5,330	—	10,844	2,241	2,219
Class 3	133,897	297,862	264,909	169,650	32,123	198,068
Transfer agent fees	1,170	1,486	786	1,561	1,568	1,350
Custodian and accounting fees	27,110	32,276	24,933	28,637	17,175	18,926
Reports to shareholders	14,216	12,152	7,806	8,236	2,300	5,092
Audit and tax fees	17,729	17,721	17,838	17,733	17,762	17,739
Legal fees	2,582	2,508	2,746	2,479	2,013	2,219
Trustees’ fees and expenses	6,889	5,575	4,441	4,603	1,394	2,644
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	834	—	—	—	—
Other expenses	16,015	13,500	11,715	21,120	6,659	11,137

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,917,759	1,989,599	2,442,273	1,629,895	540,118	1,231,076
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	—	—	—	—
Fees paid indirectly (Note 6)	—	(8,060)	—	(4,475)	(11,526)	(13,780)

Net expenses	1,917,759	1,981,539	2,442,273	1,625,420	528,592	1,217,296

Net investment income (loss)	1,902,068	6,473,853	1,199,620	(273,977)	(164,781)	(578,925)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(3,200,429)	26,372,380	13,441,729	15,552,714	4,826,811	(6,158,988)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(32,876)	—	—	—

Net realized gain (loss) on investments and foreign currencies	(3,200,429)	26,372,380	13,408,853	15,552,714	4,826,811	(6,158,988)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	55,516,705	51,100,553	76,717,500	33,432,460	14,167,103	38,716,486
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,730	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	55,516,705	51,100,553	76,719,230	33,432,460	14,167,103	38,716,486

Net realized and unrealized gain (loss) on investments and foreign currencies	52,316,276	77,472,933	90,128,083	48,985,174	18,993,914	32,557,498

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,218,344	$83,946,786	$91,327,703	$48,711,197	$18,829,133	$31,978,573

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$44,604	$4,919	$422	$4,736

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

326

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2016 (unaudited)

	SA Janus Focused Growth†	Technology	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,006,408	$219,055	$4,204,513	$7,334,359	$8,508,794	$8,422,441
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	2,911	29	656	7,567	309	—

Total investment income*	1,009,319	219,084	4,205,169	7,341,926	8,509,103	8,422,441

EXPENSES:
Investment advisory and management fees	1,058,803	254,683	2,694,290	1,576,176	2,035,215	1,726,238
Services Fees:
Class 2	7,467	2,520	10,301	4,341	3,281	9,044
Class 3	155,257	46,425	590,054	175,649	42,756	179,688
Transfer agent fees	1,170	1,130	879	1,551	1,357	1,364
Custodian and accounting fees	10,072	15,286	41,834	40,247	49,754	61,313
Reports to shareholders	9,236	1,750	12,318	7,242	14,455	12,560
Audit and tax fees	17,728	17,970	17,694	23,218	22,420	23,915
Legal fees	4,307	2,108	2,799	3,591	3,467	4,506
Trustees’ fees and expenses	1,845	606	6,326	2,109	7,278	6,005
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	101	795	—	—	745
Other expenses	6,107	3,252	23,039	13,297	19,230	35,462

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,271,992	345,831	3,400,329	1,847,421	2,199,213	2,060,840
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(22,386)	(25,468)	—	(84,525)	—	—
Fees paid indirectly (Note 6)	(923)	(4,430)	(9,976)	—	(3,092)	(6,539)

Net expenses	1,248,683	315,933	3,390,353	1,762,896	2,196,121	2,054,301

Net investment income (loss)	(239,364)	(96,849)	814,816	5,579,030	6,312,982	6,368,140

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	18,954,509	4,417,214	16,314,515	(6,306,579)	(9,429,143)	(9,890,128)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(12,012)	(59)	—	11,741	(34,654)	(2,838,569)

Net realized gain (loss) on investments and foreign currencies	18,942,497	4,417,155	16,314,515	(6,294,838)	(9,463,797)	(12,728,697)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(930,636)	3,653,591	85,957,687	14,489,877	49,906,338	30,826,277
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,705	(7)	—	66,889	82,191	(1,628,440)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(927,931)	3,653,584	85,957,687	14,556,766	49,988,529	29,197,837

Net realized and unrealized gain (loss) on investments and foreign currencies	18,014,566	8,070,739	102,272,202	8,261,928	40,524,732	16,469,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,775,202	$7,973,890	$103,087,018	$13,840,958	$46,837,714	$22,837,280

* Net of foreign withholding taxes on interest and dividends of	$26,680	$250	$—	$778,655	$528,320	$735,326

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

327

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2016 (unaudited)

	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,821,052	$25,987,231
Dividends (affiliated)	—	—
Interest (unaffiliated)	192	554

Total investment income*	7,821,244	25,987,785

EXPENSES:
Investment advisory and management fees	2,125,415	4,513,889
Services Fees:
Class 2	2,764	10,342
Class 3	165,422	642,573
Transfer agent fees	1,174	976
Custodian and accounting fees	205,235	149,299
Reports to shareholders	8,512	25,625
Audit and tax fees	23,223	22,293
Legal fees	9,963	5,581
Trustees’ fees and expenses	4,198	13,642
Deferred offering costs	—	—
Interest expense	14,279	—
Other expenses	19,281	40,358

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,579,466	5,424,578
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 5)	(172,249)	—
Fees paid indirectly (Note 6)	(3,689)	—

Net expenses	2,403,528	5,424,578

Net investment income (loss)	5,417,716	20,563,207

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(24,526,337)	(74,260,604)
Net realized gain (loss) on investments (affiliated)	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	23,472	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(9,369)	(44,392)

Net realized gain (loss) on investments and foreign currencies	(24,512,234)	(74,304,996)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	79,233,660	97,793,626
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(514,523)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2,761	14,997
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(27,901)	(96,470)

Net unrealized gain (loss) on investments and foreign currencies	78,693,997	97,712,153

Net realized and unrealized gain (loss) on investments and foreign currencies	54,181,763	23,407,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,599,479	$43,970,364

* Net of foreign withholding taxes on interest and dividends of	$1,087,109	$2,968,247

** Net of foreign withholding taxes on capital gains of	$8,458	$—

See Notes to Financial Statements

328

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Ultra Short Bond††		Corporate Bond		Global Bond
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(107,140)	$(1,069,796)	$37,341,704	$74,346,309	$1,891,260	$4,123,064
Net realized gain (loss) on investments and foreign currencies	(173,604)	10,352	(747,969)	353,201	3,144,115	(7,912,824)
Net unrealized gain (loss) on investments and foreign currencies	232,205	(12,255)	129,487,230	(137,097,152)	40,194,889	(2,764,299)

Net increase (decrease) in net assets resulting from operations	(48,539)	(1,071,699)	166,080,965	(62,397,642)	45,230,264	(6,554,059)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(36,251,749)	—	—
Net investment income — Class 2	—	—	—	(957,209)	—	—
Net investment income — Class 3	—	—	—	(30,282,953)	—	—
Net realized gain on securities — Class 1	—	—	—	(2,835,425)	—	(973,303)
Net realized gain on securities — Class 2	—	—	—	(78,402)	—	(34,353)
Net realized gain on securities — Class 3	—	—	—	(2,543,922)	—	(1,168,037)

Total distributions to shareholders	—	—	—	(72,949,660)	—	(2,175,693)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	61,935,728	78,258,308	(285,328,609)	180,194,656	46,460,757	30,321,358

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,887,189	77,186,609	(119,247,644)	44,847,354	91,691,021	21,591,606

NET ASSETS:
Beginning of period	333,515,587	256,328,978	1,806,150,539	1,761,303,185	494,666,179	473,074,573

End of period†	$395,402,776	$333,515,587	$1,686,902,895	$1,806,150,539	$586,357,200	$494,666,179

† Includes accumulated undistributed net investment income (loss)	$(166,169)	$(59,029)	$111,591,758	$74,250,054	$1,285,311	$(605,949)

†† See Note 1

See	Notes to Financial Statements

329

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		SA JPMorgan MFS Core Bond		Balanced
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,605,729	$30,967,536	$19,874,983	$32,349,967	$1,581,711	$2,955,919
Net realized gain (loss) on investments and foreign currencies	(19,280,019)	(20,554,443)	(949,052)	5,052,219	3,941,053	9,979,815
Net unrealized gain (loss) on investments and foreign currencies	68,727,221	(46,317,213)	77,519,340	(54,145,009)	12,059,371	(18,160,325)

Net increase (decrease) in net assets resulting from operations	67,052,931	(35,904,120)	96,445,271	(16,742,823)	17,582,135	(5,224,591)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(16,975,703)	—	(12,700,216)	—	(1,477,942)
Net investment income — Class 2	—	(594,737)	—	(109,743)	—	(173,173)
Net investment income — Class 3	—	(9,422,011)	—	(8,718,306)	—	(2,012,742)
Net realized gain on securities — Class 1	—	—	—	(25,066,634)	—	(6,283,529)
Net realized gain on securities — Class 2	—	—	—	(266,758)	—	(808,992)
Net realized gain on securities — Class 3	—	—	—	(22,195,447)	—	(9,800,334)

Total distributions to shareholders	—	(26,992,451)	—	(69,057,104)	—	(20,556,712)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(82,264,361)	80,662,916	(96,746,963)	224,242,835	643,780	12,369,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,211,430)	17,766,345	(301,692)	138,442,908	18,225,915	(13,411,306)

NET ASSETS:
Beginning of period	509,111,010	491,344,665	2,011,068,479	1,872,625,571	211,389,092	224,800,398

End of period†	$493,899,580	$509,111,010	$2,010,766,787	$2,011,068,479	$229,615,007	$211,389,092

† Includes accumulated undistributed net investment income (loss)	$48,405,857	$30,800,128	$55,458,172	$35,583,189	$4,994,356	$3,412,645

See Notes to Financial Statements

330

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,608,987	$11,066,439	$(6,860,430)	$108,593,500	$(4,183,534)	$56,274,683
Net realized gain (loss) on investments and foreign currencies	13,938,156	38,292,237	(18,961,221)	(123,226,107)	(50,766,076)	(8,428,429)
Net unrealized gain (loss) on investments and foreign currencies	32,067,868	(55,687,453)	980,965,546	(911,991,235)	542,744,242	(523,668,653)

Net increase (decrease) in net assets resulting from operations	51,615,011	(6,328,777)	955,143,895	(926,623,842)	487,794,632	(475,822,399)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(5,315,593)	—	—	—	—
Net investment income — Class 2	—	(783,354)	—	—	—	—
Net investment income — Class 3	—	(6,998,282)	—	(108,515,531)	—	(44,027,037)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	(86,713,528)	—	(6,705,084)

Total distributions to shareholders	—	(13,097,229)	—	(195,229,059)	—	(50,732,121)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(28,639,544)	(65,682,422)	(18,854,320)	2,391,108,086	(55,521,072)	1,449,866,433

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,975,467	(85,108,428)	936,289,575	1,269,255,185	432,273,560	923,311,913

NET ASSETS:
Beginning of period	525,519,887	610,628,315	10,695,122,452	9,425,867,267	5,866,924,830	4,943,612,917

End of period†	$548,495,354	$525,519,887	$11,631,412,027	$10,695,122,452	$6,299,198,390	$5,866,924,830

† Includes accumulated undistributed net investment income (loss)	$17,063,742	$11,454,755	$157,736,148	$164,596,578	$82,114,647	$86,298,181

See Notes to Financial Statements

331

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA BlackRock VCP Global Multi Asset		SA Schroders VCP Global Allocation		SA T. Rowe Price VCP Balanced
	For the six months ended July 31, 2016 (unaudited)	For the period January 25, 2016@ through January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the period January 25, 2016@ through January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the period January 25, 2016@ through January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$214,909	$(317)	$125,132	$(1,523)	$640,626	$(187)
Net realized gain (loss) on investments and foreign currencies	1,459,257	4,271	1,453,245	1,584	(3,721,199)	(4,618)
Net unrealized gain (loss) on investments and foreign currencies	4,787,394	219,964	5,093,650	177,182	9,835,841	113,005

Net increase (decrease) in net assets resulting from operations	6,461,560	223,918	6,672,027	177,243	6,755,268	108,200

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	225,274,439	12,065,981	162,621,938	12,196,615	283,274,363	13,463,965

TOTAL INCREASE (DECREASE) IN NET ASSETS	231,735,999	12,289,899	169,293,965	12,373,858	290,029,631	13,572,165

NET ASSETS:
Beginning of period	12,289,899	—	12,373,858	—	13,572,165	—

End of period†	$244,025,898	$12,289,899	$181,667,823	$12,373,858	$303,601,796	$13,572,165

† Includes accumulated undistributed net investment income (loss)	$218,960	$4,051	$143,860	$18,728	$638,958	$(1,668)

@	Commencement of operations

See Notes to Financial Statements

332

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	VCP Total Return BalancedSM		VCPSM Value		Telecom Utility
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(748,097)	$(1,652,791)	$6,034,562	$3,447,510	$565,497	$895,459
Net realized gain (loss) on investments and foreign currencies	26,847,463	(19,391,824)	(25,528,724)	5,014,353	(17,562)	2,127,261
Net unrealized gain (loss) on investments and foreign currencies	40,969,397	(10,875,449)	74,179,470	(52,288,662)	5,976,675	(8,393,738)

Net increase (decrease) in net assets resulting from operations	67,068,763	(31,920,064)	54,685,308	(43,826,799)	6,524,610	(5,371,018)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(921,737)
Net investment income — Class 2	—	—	—	—	—	(99,914)
Net investment income — Class 3	—	—	—	(1,021,534)	—	(1,264,254)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(107,615)	—	—	—	—

Total distributions to shareholders	—	(107,615)	—	(1,021,534)	—	(2,285,905)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	202,066,704	382,361,614	192,818,472	526,391,387	(2,383,352)	(3,960,201)

TOTAL INCREASE (DECREASE) IN NET ASSETS	269,135,467	350,333,935	247,503,780	481,543,054	4,141,258	(11,617,124)

NET ASSETS:
Beginning of period	572,775,617	222,441,682	718,951,538	237,408,484	43,366,782	54,983,906

End of period†	$841,911,084	$572,775,617	$966,455,318	$718,951,538	$47,508,040	$43,366,782

† Includes accumulated undistributed net investment income (loss)	$(4,265,272)	$(3,517,175)	$11,779,273	$5,744,711	$1,723,590	$1,158,093

See	Notes to Financial Statements

333

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Index		Growth-Income		Equity Opportunities
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,479,676	$22,125,014	$11,517,938	$21,428,197	$2,102,471	$2,949,772
Net realized gain (loss) on investments and foreign currencies	8,473,499	16,138,419	11,204,409	38,015,938	2,803,574	12,018,951
Net unrealized gain (loss) on investments and foreign currencies	152,721,241	(59,041,609)	105,777,448	(88,030,614)	38,884,222	(14,339,622)

Net increase (decrease) in net assets resulting from operations	174,674,416	(20,778,176)	128,499,795	(28,586,479)	43,790,267	629,101

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(14,432,879)	—	(14,000,799)	—	(1,280,002)
Net investment income — Class 2	—	—	—	(182,578)	—	(23,741)
Net investment income — Class 3	—	—	—	(3,351,453)	—	(317,255)
Net realized gain on securities — Class 1	—	(20,080,358)	—	(29,963,410)	—	(9,553,508)
Net realized gain on securities — Class 2	—	—	—	(429,913)	—	(248,542)
Net realized gain on securities — Class 3	—	—	—	(8,206,034)	—	(3,758,491)

Total distributions to shareholders	—	(34,513,237)	—	(56,134,187)	—	(15,181,539)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	129,536,889	201,069,377	61,608,765	117,248,145	40,967,218	68,682,421

TOTAL INCREASE (DECREASE) IN NET ASSETS	304,211,305	145,777,964	190,108,560	32,527,479	84,757,485	54,129,983

NET ASSETS:
Beginning of period	1,320,094,208	1,174,316,244	973,302,944	940,775,465	310,287,682	256,157,699

End of period†	$1,624,305,513	$1,320,094,208	$1,163,411,504	$973,302,944	$395,045,167	$310,287,682

† Includes accumulated undistributed net investment income (loss)	$36,276,198	$22,796,522	$32,946,134	$21,428,196	$5,033,014	$2,930,543

See Notes to Financial Statements

334

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Legg Mason BW Large Cap Value		“Dogs” of Wall Street		SA AB Growth
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,075,095	$11,740,647	$3,962,831	$7,327,628	$185,547	$736,963
Net realized gain (loss) on investments and foreign currencies	9,051,154	364,312,066	18,889,056	17,724,780	15,553,218	65,205,253
Net unrealized gain (loss) on investments and foreign currencies	128,276,709	(390,964,908)	31,892,652	(18,831,700)	32,056,638	(42,678,689)

Net increase (decrease) in net assets resulting from operations	149,402,958	(14,912,195)	54,744,539	6,220,708	47,795,403	23,263,527

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(3,652,947)	—	(3,563,534)	—	(475,305)
Net investment income — Class 2	—	(197,235)	—	(126,936)	—	—
Net investment income — Class 3	—	(1,361,929)	—	(2,233,172)	—	—
Net realized gain on securities — Class 1	—	(111,552,873)	—	(12,298,645)	—	(36,192,805)
Net realized gain on securities — Class 2	—	(9,098,519)	—	(480,463)	—	(2,152,157)
Net realized gain on securities — Class 3	—	(89,150,522)	—	(8,736,310)	—	(12,751,453)

Total distributions to shareholders	—	(215,014,025)	—	(27,439,060)	—	(51,571,720)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	91,893,754	116,997,862	(19,257,335)	44,733,671	(25,691,276)	51,820,214

TOTAL INCREASE (DECREASE) IN NET ASSETS	241,296,712	(112,928,358)	35,487,204	23,515,319	22,104,127	23,512,021

NET ASSETS:
Beginning of period	1,220,721,404	1,333,649,762	313,983,409	290,468,090	492,552,283	469,040,262

End of period†	$1,462,018,116	$1,220,721,404	$349,470,613	$313,983,409	$514,656,410	$492,552,283

† Includes accumulated undistributed net investment income (loss)	$23,481,891	$11,406,796	$11,290,460	$7,327,629	$948,467	$762,920

See Notes to Financial Statements

335

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Capital Growth		SA MFS Massachusetts Investors Trust		Fundamental Growth
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$426,935	$363,054	$5,178,525	$8,508,073	$27,181	$(675,816)
Net realized gain (loss) on investments and foreign currencies	1,980,514	1,030,497	(2,427,623)	92,319,849	5,077,266	11,949,516
Net unrealized gain (loss) on investments and foreign currencies	16,343,568	(1,846,616)	108,454,335	(94,862,388)	11,508,243	(17,918,772)

Net increase (decrease) in net assets resulting from operations	18,751,017	(453,065)	111,205,237	5,965,534	16,612,690	(6,645,072)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(61,719)	—	(6,014,886)	—	—
Net investment income — Class 2	—	—	—	(74,526)	—	—
Net investment income — Class 3	—	—	—	(2,443,921)	—	—
Net realized gain on securities — Class 1	—	(3,436,779)	—	(33,943,086)	—	(27,042,594)
Net realized gain on securities — Class 2	—	(76,174)	—	(525,799)	—	(484,818)
Net realized gain on securities — Class 3	—	(1,981,515)	—	(19,497,367)	—	(13,102,828)

Total distributions to shareholders	—	(5,556,187)	—	(62,499,585)	—	(40,630,240)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	75,530,162	51,869,447	(20,465,885)	(69,508,098)	(52,053,853)	7,490,516

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,281,179	45,860,195	90,739,352	(126,042,149)	(35,441,163)	(39,784,796)

NET ASSETS:
Beginning of period	137,537,182	91,676,987	1,017,554,511	1,143,596,660	180,732,450	220,517,246

End of period†	$231,818,361	$137,537,182	$1,108,293,863	$1,017,554,511	$145,291,287	$180,732,450

† Includes accumulated undistributed net investment income (loss)	$789,859	$362,924	$13,570,345	$8,391,820	$(117,137)	$(144,318)

See Notes to Financial Statements

336

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Blue Chip Growth		Real Estate		Small Company Value
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,902,068	$2,769,849	$6,473,853	$8,872,657	$1,199,620	$2,513,701
Net realized gain (loss) on investments and foreign currencies	(3,200,429)	15,444,174	26,372,380	19,694,445	13,408,853	47,277,143
Net unrealized gain (loss) on investments and foreign currencies	55,516,705	(23,166,190)	51,100,553	(67,376,646)	76,719,230	(84,273,917)

Net increase (decrease) in net assets resulting from operations	54,218,344	(4,952,167)	83,946,786	(38,809,544)	91,327,703	(34,483,073)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,461,238)	—	(3,601,704)	—	(900,503)
Net investment income — Class 2	—	(8,973)	—	(119,628)	—	—
Net investment income — Class 3	—	(200,787)	—	(3,694,295)	—	(131,914)
Net realized gain on securities — Class 1	—	(6,365,491)	—	(18,782,269)	—	(19,716,183)
Net realized gain on securities — Class 2	—	(62,529)	—	(691,359)	—	—
Net realized gain on securities — Class 3	—	(1,900,265)	—	(22,874,539)	—	(16,588,086)

Total distributions to shareholders	—	(9,999,283)	—	(49,763,794)	—	(37,336,686)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	8,166,836	73,683,606	(56,739,972)	6,133,484	(67,065,891)	19,188,094

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,385,180	58,732,156	27,206,814	(82,439,854)	24,261,812	(52,631,665)

NET ASSETS:
Beginning of period	470,444,061	411,711,905	423,974,430	506,414,284	438,682,149	491,313,814

End of period†	$532,829,241	$470,444,061	$451,181,244	$423,974,430	$462,943,961	$438,682,149

† Includes accumulated undistributed net investment income (loss)	$4,672,101	$2,770,033	$15,346,508	$8,872,655	$3,373,302	$2,173,682

See Notes to Financial Statements

337

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Mid-Cap Growth		Aggressive Growth		Growth Opportunities
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(273,977)	$(1,500,594)	$(164,781)	$(730,972)	$(578,925)	$(1,738,080)
Net realized gain (loss) on investments and foreign currencies	15,552,714	40,123,384	4,826,811	3,651,671	(6,158,988)	25,540,520
Net unrealized gain (loss) on investments and foreign currencies	33,432,460	(68,581,156)	14,167,103	(16,754,065)	38,716,486	(50,975,473)

Net increase (decrease) in net assets resulting from operations	48,711,197	(29,958,366)	18,829,133	(13,833,366)	31,978,573	(27,173,033)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	—	(17,326,256)	—	—	—	(13,386,108)
Net realized gain on securities — Class 2	—	(1,289,339)	—	—	—	(447,374)
Net realized gain on securities — Class 3	—	(11,651,997)	—	—	—	(23,495,285)

Total distributions to shareholders	—	(30,267,592)	—	—	—	(37,328,767)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(62,351,886)	82,001,121	(58,090,702)	8,320,905	(8,681,216)	17,871,617

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,640,689)	21,775,163	(39,261,569)	(5,512,461)	23,297,357	(46,630,183)

NET ASSETS:
Beginning of period	365,390,931	343,615,768	132,871,656	138,384,117	251,564,964	298,195,147

End of period†	$351,750,242	$365,390,931	$93,610,087	$132,871,656	$274,862,321	$251,564,964

† Includes accumulated undistributed net investment income (loss)	$(498,854)	$(224,877)	$(261,870)	$(97,089)	$(578,925)	$—

See Notes to Financial Statements

338

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Janus Focused Growth††		Technology		Small & Mid Cap Value
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(239,364)	$(1,178,679)	$(96,849)	$(187,980)	$814,816	$1,082,211
Net realized gain (loss) on investments and foreign currencies	18,942,497	23,929,266	4,417,155	4,699,297	16,314,515	29,764,391
Net unrealized gain (loss) on investments and foreign currencies	(927,931)	(35,131,902)	3,653,584	(3,945,115)	85,957,687	(84,207,913)

Net increase (decrease) in net assets resulting from operations	17,775,202	(12,381,315)	7,973,890	566,202	103,087,018	(53,361,311)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(575,433)
Net investment income — Class 2	—	—	—	—	—	(61,369)
Net investment income — Class 3	—	—	—	—	—	(1,630,859)
Net realized gain on securities — Class 1	—	(7,091,893)	—	—	—	(13,988,943)
Net realized gain on securities — Class 2	—	(554,316)	—	—	—	(2,156,370)
Net realized gain on securities — Class 3	—	(6,657,033)	—	—	—	(74,705,694)

Total distributions to shareholders	—	(14,303,242)	—	—	—	(93,118,668)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(6,963,699)	(64,098,278)	(4,032,106)	596,522	(31,501,221)	67,830,875

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,811,503	(90,782,835)	3,941,784	1,162,724	71,585,797	(78,649,104)

NET ASSETS:
Beginning of period	250,838,874	341,621,709	49,826,090	48,663,366	549,229,179	627,878,283

End of period†	$261,650,377	$250,838,874	$53,767,874	$49,826,090	$620,814,976	$549,229,179

† Includes accumulated undistributed net investment income (loss)	$(461,556)	$(222,192)	$(140,831)	$(43,982)	$1,897,027	$1,082,211

†† See Note 1

See Notes to Financial Statements

339

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Growth and Income		Global Equities		International Diversified Equities
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,579,030	$6,341,473	$6,312,982	$7,964,520	$6,368,140	$4,727,325
Net realized gain (loss) on investments and foreign currencies	(6,294,838)	(1,421,120)	(9,463,797)	(6,526,713)	(12,728,697)	(3,809,367)
Net unrealized gain (loss) on investments and foreign currencies	14,556,766	(23,464,531)	49,988,529	(39,115,761)	29,197,837	(27,253,301)

Net increase (decrease) in net assets resulting from operations	13,840,958	(18,544,178)	46,837,714	(37,677,954)	22,837,280	(26,335,343)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(5,128,503)	—	(7,958,107)	—	(3,310,408)
Net investment income — Class 2	—	(167,680)	—	(62,145)	—	(271,999)
Net investment income — Class 3	—	(3,785,763)	—	(465,616)	—	(2,898,288)
Net realized gain on securities — Class 1	—	—	—	(1,258,050)	—	—
Net realized gain on securities — Class 2	—	—	—	(11,127)	—	—
Net realized gain on securities — Class 3	—	—	—	(89,521)	—	—

Total distributions to shareholders	—	(9,081,946)	—	(9,844,566)	—	(6,480,695)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(8,827,007)	(21,756,039)	(7,570,428)	87,018,460	59,609,976	179,088,151

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,013,951	(49,382,163)	39,267,286	39,495,940	82,447,256	146,272,113

NET ASSETS:
Beginning of period	340,864,864	390,247,027	560,218,079	520,722,139	398,281,182	252,009,069

End of period†	$345,878,815	$340,864,864	$599,485,365	$560,218,079	$480,728,438	$398,281,182

† Includes accumulated undistributed net investment income (loss)	$11,469,216	$5,890,186	$14,089,866	$7,776,884	$10,707,426	$4,339,286

See Notes to Financial Statements

340

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value
	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016	For the six months ended July 31, 2016 (unaudited)	For the year ended January 31, 2016
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,417,716	$6,845,574	$20,563,207	$20,481,077
Net realized gain (loss) on investments and foreign currencies	(24,512,234)	(41,278,225)	(74,304,996)	32,420,174
Net unrealized gain (loss) on investments and foreign currencies	78,693,997	(52,880,884)	97,712,153	(195,335,062)

Net increase (decrease) in net assets resulting from operations	59,599,479	(87,313,535)	43,970,364	(142,433,811)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(4,921,755)	—	(14,552,056)
Net investment income — Class 2	—	(71,907)	—	(332,745)
Net investment income — Class 3	—	(2,352,908)	—	(11,265,715)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(7,346,570)	—	(26,150,516)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(99,248,296)	65,358,556	(99,629,508)	141,268,602

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,648,817)	(29,301,549)	(55,659,144)	(27,315,725)

NET ASSETS:
Beginning of period	369,939,897	399,241,446	1,133,928,507	1,161,244,232

End of period†	$330,291,080	$369,939,897	$1,078,269,363	$1,133,928,507

† Includes accumulated undistributed net investment income (loss)	$10,872,582	$5,454,866	$40,208,431	$19,645,224

See Notes to Financial Statements

341

SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS (unaudited)

July 31, 2016

Note 1. Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty three separate investment series, thirty-eight of which are included in this report. The five Portfolios of the Trust not included in this report are the VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds attempt to achieve their investment goals by investing all or substantially all of their assets in shares of another mutual fund (“Master Fund”) advised by Capital Research and Management Company. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”). AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective May 1, 2016, the name of the Cash Management Portfolio was changed to Ultra Short Bond Portfolio.

Effective June 30, 2016, the name of the SA Marsico Focused Growth Portfolio was changed to SA Janus Focused Growth Portfolio.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital by investing, under normal circumstances, at least 80% of net assets in bonds.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment goal by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

342

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The VCP Total Return BalancedSM Portfolio seeks capital appreciation and income while managing portfolio volatility by investing in a combination of fixed-income instruments and derivatives.

The VCPSM Value Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility by investing, under normal circumstances, at least 65% of net assets in income-producing equity securities.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility by tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% of its net assets to equity exposure and approximately 40% of its net assets to fixed income exposure.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility by investing approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The SA AB Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

343

The SA Janus Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offer a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities that may include convertible securities.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks, depository receipts and other equity securities of companies in emerging markets outside of the U.S., which its subadviser believes, when compared to developed markets, have above-average growth prospects.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the Seasons Series Trust Cash Management Portfolio (“the Target Portfolio”) were transferred in a tax-free exchange to the SunAmerica Series Trust Ultra Short Bond Portfolio (the “Acquiring Portfolio”), in exchange for shares of the Acquiring Portfolio. The reorganization was consummated on March 9, 2015. The Acquiring Portfolio acquired all of the assets and liabilities of the Target Portfolio as shown in the table below.

Class 1 shares of the Target Portfolio were exchanged tax-free for Class 1 shares of the Acquiring Portfolio at an exchange ratio of 1.0076 to 1. Class 2 shares of the Target Portfolio were exchanged tax-free for Class 2 shares of the Acquiring Portfolio at an exchange ratio of 1.0078 to 1. Class 3 shares of the Target Portfolio were exchanged tax-free for Class 3 shares of Acquiring Portfolio at an exchange ratio of 1.0082 to 1. Shares of the Acquiring Portfolio issued in connection with the acquisition of the Target Portfolio were 2,628,860 with the value of $27,373,730. The assets in the investment portfolio of the Target Portfolio with the value of $18,934,043 and identified cost of $18,944,073 as of the date of reorganization, were the principal assets acquired by the Acquiring Portfolio. For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the Acquired Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

344

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
Seasons Cash Management Portfolio				$(10,030)
Class 1	114,755	$1,220,270	$10.63
Class 2	823,047	8,670,428	10.53
Class 3	1,670,136	17,483,033	10.47

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Portfolio
SunAmerica Ultra Short Bond Portfolio				$(51,491)
Class 1	6,329,956	$66,804,055	$10.55
Class 2	1,285,792	13,440,981	10.45
Class 3	15,102,353	156,808,576	10.38

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization
SunAmerica Ultra Short Bond Portfolio				$(61,521)
Class 1	6,445,581	$68,024,325	$10.55
Class 2	2,115,222	22,111,409	10.45
Class 3	16,786,157	174,291,609	10.38

Assuming the reorganization has been completed on February 1, 2015, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended January 31, 2016, are as follows:

Net investment income (loss)	$(1,083,249)
Net realized/unrealized gains (losses)	(1,688)

Change in net assets results from operations	$(1,084,937)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since March 9, 2015.

Note 3.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

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Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2016, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

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Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the Global Bond, SA Schroders VCP Global Allocation, VCPSM Value, Telecom Utility, International Growth and Income, Global Equities and International Diversified Equities Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the VCP Total Return BalancedSM and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures:    During the period, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to bond markets. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCP Total Return BalancedSM and VCPSM Value Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. In addition, the SA BlackRock VCP Global Multi Asset Portfolio used futures contracts to control currency exposure. In addition, SA Schroders VCP Global Allocation used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In

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addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options:    During the period, the SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced and VCP Total Return BalancedSM Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Transactions in options written during the six months ended July 31, 2016 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		VCP Total Return BalancedSM Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2016	4,440,000	$94,808,772	2,436,000	$52,004,815	—	$19,200,000	$103,710
Options written	27,400,000	298,842,040	14,980,000	163,781,355	44	22,000,000	159,722
Options terminated in closing purchase transactions	(25,580,000)	(288,349,057)	(1,434,000)	(43,739,800)	—	(11,000,000)	(75,900)
Options exercised	—	—	—	—	—	(9,600,000)	(54,425)
Options expired (written)	(2,640,000)	(79,944,750)	(14,000,000)	(158,109,466)	(44)	(20,600,000)	(133,107)

Options outstanding as of July 31, 2016	3,620,000	$25,357,005	1,982,000	$13,936,904	—	$—	$—

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

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Credit Default Swap Agreements:    During the period, the Global Bond Portfolio used credit default swaps to manage credit risk (i.e., hedging). The VCP Total Return BalancedSM Portfolio also used credit default swaps as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

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protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the Global Bond and VCP Total Return BalancedSM Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a

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Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of July 31, 2016, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2016. For a detailed presentation of derivatives held as of July 31, 2016, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Futures Contracts(1)(8)	Foreign Exchange Contracts(4)	Total
Corporate Bond	$82,031	$—	$—	$—	$—	$—	$—	$—	$—	$82,031
Global Bond	324,899	2,441,714	—	—	—	—	—	—	2,529,285	5,295,898
SA JP Morgan MFS Core Bond	168,500	—	—	—	—	—	—	—	—	168,500
Balanced	39,578	—	—	3,500	—	—	—	—	—	43,078
SunAmerica Dynamic Allocation	—	—	—	8,764,748	—	47,120,429	—	—	—	55,885,177
SunAmerica Dynamic Strategy	—	—	—	3,920,393	—	25,799,086	—	—	—	29,719,479
SA BlackRock VCP Global Multi Asset	135,448	—	—	225,941	—	315,540	—	215,605	—	892,534
SA Schroders VCP Global Allocation	55,172	—	—	303,193	—	130,848	—	—	1,000,377	1,489,590
SA T.Rowe Price VCP Balanced	—	—	—	168,119	—	545,950	—	—	—	714,069
VCP Total Return BalancedSM	—	—	—	988,050	3,725,057	4,777,300	231,174	—	332,630	10,054,211
VCPSM Value	—	—	—	—	—	—	—	—	355,540	355,540
Telecom Utility	—	—	—	—	—	—	—	—	15,382	15,382
Equity Index	—	—	—	46,025	—	—	—	—	—	46,025
International Growth and Income	—	—	—	—	—	—	—	—	989,553	989,553
International Diversified Equities	—	—	—	—	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—	—	—	—	—

351

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Futures Contracts(1)(8)	Foreign Exchange Contracts(7)	Total
Corporate Bond	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Global Bond	85,444	1,777,857	—	—	—	—	231,037	—	3,748,289	5,842,627
SA JP Morgan MFS Core Bond	82,828	—	—	—	—	—	—	—	—	82,828
Balanced	—	—	—	—	—	—	—	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—	—	22,810,576	—	—	—	22,810,576
SunAmerica Dynamic Strategy	—	—	—	—	—	12,489,105	—	—	—	12,489,105
SA BlackRock VCP Global Multi Asset	177,190	—	—	14,178	—	—	—	—	—	191,368
SA Schroders VCP Global Allocation	67,508	—	—	7,320	—	—	—	—	1,201,463	1,276,291
SA T.Rowe Price VCP Balanced	25,995	—	—	—	—	—	—	—	—	25,995
VCP Total Return BalancedSM	33,172	197,747	—	—	—	—	—	—	201,150	432,069
VCPSM Value	—	—	—	—	—	—	—	—	134,514	134,514
Telecom Utility	—	—	—	—	—	—	—	—	32,572	32,572
Equity Index	—	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	—	—	—	—	1,107,450	1,107,450
International Diversified Equities	—	—	—	—	—	—	—	—	813,074	813,074
Emerging Markets	—	—	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments, at value
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
Corporate Bond	$851,784	SA T. Rowe Price VCP Balanced	$268,525
Global Bond	2,778,492	VCP Total Return BalancedSM	21,484,821
SA JP Morgan MFS Core Bond	824,749	VCPSM Value	—
Balanced	265,233	Telecom Utility	—
SunAmerica Dynamic Allocation	78,016,174	Equity Index	1,344,151
SunAmerica Dynamic Strategy	27,031,320	International Growth and Income	—
SA BlackRock VCP Global Multi Asset	768,637	International Diversified Equities	—
SA Schroders VCP Global Allocation	3,395,227	Emerging Markets	—

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Call and Put Options*	Futures Contracts(1)	Swap Contracts(1)	Call and Put Options*	Swap Contracts(1)	Futures Contracts(1)	Foreign Exchange Contracts(3)	Total
Corporate Bond	$14,246	$—	$—	$—	$—	$—	$—	$—	$—	$14,246
Global Bond	2,288,681	(1,218,883)	—	—	—	—	(450,695)	—	(1,071,043)	(451,940)
SA JP Morgan MFS Core Bond	1,680,519	—	—	—	—	—	—	—	—	1,680,519
Balanced	504,744	—	—	226,329	—	—	—	—	—	731,073
SunAmerica Dynamic Allocation	—	—	—	158,553,263	—	(192,506,508)	—	—	—	(33,953,245)
SunAmerica Dynamic Strategy	—	—	—	37,086,138	—	(105,388,729)	—	—	—	(68,302,591)
SA BlackRock VCP Global Multi Asset	844,779	—	—	1,134,860	—	(817,971)	—	103,910	—	1,265,578
SA Schroders VCP Global Allocation	68,733	—	—	1,244,348	—	(228,895)	—	—	—	1,084,186
SA T.Rowe Price VCP Balanced	(97,984)	—	—	(3,089,934)	—	(877,010)	—	—	—	(4,064,928)
VCP Total Return BalancedSM	847,259	(396,483)	262,057	23,977,776	2,503,249	(3,531,416)	535,424	—	(75,168)	24,122,698

352

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations — continued
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Futures Contracts(1)	Foreign Exchange Contracts(3)	Total
VCPSM Value	$—	$—	$—	$(29,701,172)	$—	$—	$—	$—	$198,048	$(29,503,124)
Telecom Utility	—	—	—	—	—	—	—	—	(51,701)	(51,701)
Equity Index	—	—	—	717,316	—	—	—	—	—	717,316
International Growth and Income	—	—	—	—	—	—	—	—	5,348	5,348
Global Equities	—	—	—	—	—	—	—	—	(35,616)	(35,616)
International Diversified Equities	—	—	—	—	—	—	—	—	(2,660,573)	(2,660,573)
Emerging Markets	—	—	—	23,472	—	—	—	—	—	23,472

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(4)	Options*	Futures Contracts(4)	Swap Contracts(4)	Options*	Swap Contracts(4)	Futures Contracts(4)	Foreign Exchange Contracts(6)	Total
Corporate Bond	$903,965	$—	$—	$—	$—	$—	$—	$—	$—	$903,965
Global Bond	1,077,047	461,891	—	—	—	—	(190,608)	—	(728,285)	620,045
SA JP Morgan MFS Core Bond	(404,201)	—	—	—	—	—	—	—	—	(404,201)
Balanced	(104,308)	—	—	60,111	—	—	—	—	—	(44,197)
SunAmerica Dynamic Allocation	—	—	—	66,834,923	—	(41,462,105)	—	—	—	25,372,818
SunAmerica Dynamic Strategy	—	—	—	26,904,168	—	(22,612,710)	—	—	—	4,291,458
SA BlackRock VCP Global Multi Asset	(1,035,503)	—	—	1,771,574	—	(606,018)	—	(45,487)	—	84,566
SA Schroders VCP Global Allocation	3,497,249	—	—	(302,463)	—	(324,344)	—	—	(178,421)	2,692,021
SA T.Rowe Price VCP Balanced	(41,578)	—	—	340,764	—	(311,275)	—	—	—	(12,089)
VCP Total Return BalancedSM	(321,758)	(99,751)	32,042	31,500,053	5,829,560	(3,311,352)	1,315,311	—	140,701	35,084,806
VCPSM Value	—	—	—	2,547,976	—	—	—	—	120,093	2,668,069
Telecom Utility	—	—	—	—	—	—	—	—	(39,219)	(39,219)
Equity Index	—	—	—	2,649,967	—	—	—	—	—	2,649,967
International Growth and Income	—	—	—	—	—	—	—	—	82,479	82,479
International Diversified Equities	—	—	—	—	—	—	—	—	(1,656,037)	(1,656,037)
Emerging Markets	—	—	—	(514,523)	—	—	—	—	—	(514,523)

*	Includes amounts relating to purchased and written call and put options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Interest Rate Contracts		Equity Contracts
	Options Purchased(2)	Options Written(1)	Options Purchased(2)	Options Written(1)	Options Purchased(5)	Options Written(4)	Options Purchased(5)	Options Written(4)
SunAmerica Dynamic Allocation	$—	$—	$(220,241,755)	$27,735,247	$—	$—	$(5,546,062)	$(35,916,043)
SunAmerica Dynamic Strategy	—	—	(120,611,354)	15,222,625	—	—	(2,928,321)	(19,684,389)
SA BlackRock VCP Global Multi Asset	—	—	(817,971)	—	—	—	(606,018)	—
SA Schroders VCP Global Allocation	—	—	(228,895)	—	—	—	(324,344)	—
SA T.Rowe Price VCP Balanced	—	—	(877,010)	—	—	—	(311,275)	—
VCP Total Return BalancedSM	—	262,057	(3,531,416)	—	—	32,042	(3,311,352)	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts
(2)	Net realized gain (loss) on investments (unaffiliated)
(3)	Net realized foreign exchange gain (loss) on other assets and liabilities
(4)	Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

353

The following table represents the average monthly balances of derivatives held during the six months ended July 31, 2016.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)
Corporate Bond	$12,529,688	$—	$—	$—	$—	$—	$—	$—
Global Bond	135,527,079	340,662,563	—	498,295,184	23,069,011	—	—	—
SA JP Morgan MFS Core Bond	69,669,896	—	—	—	—	—	—	—
Balanced	14,855,183	—	—	—	—	—	—	—
SunAmerica Dynamic Allocation	3,436,720,167	—	3,545,000	—	—	—	(3,065,000)	(480,000)
SunAmerica Dynamic Strategy	1,376,990,417	—	1,933,333	—	—	—	(1,674,333)	(259,000)
SA BlackRock VCP Global Multi Asset	92,098,621	—	40,267	—	—	—	—	—
SA Schroders VCP Global Allocation	93,546,116	46,504,624	20,450	—	—	—	—	—
SA T.Rowe Price VCP Balanced	56,687,576	—	37,200	—	—	—	—	—
VCP Total Return BalancedSM	480,359,108	4,476,868	116,700	14,640,827	163,100,000	102,976,690	(7,137,000)	(7,137,000)
VCPSM Value	84,249,359	51,414,348	—	—	—	—	—	—
Telecom Utility	—	6,308,241	—	—	—	—	—	—
Equity Index	27,162,202	—	—	—	—	—	—	—
International Growth and Income	—	105,896,736	—	—	—	—	—	—
International Diversified Equities	—	22,222,532	—	—	—	—	—	—
Emerging Markets	823,442	—	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of July 31, 2016. The repurchase agreements held by the Portfolios as of July 31, 2016, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount (3)
Bank of America N.A.	$221,053	$—	$—	$221,053	$211,965	$—	$—	$211,965	$9,088	$(9,088)	$—
Barclays Bank PLC	275,933	—	—	275,933	277,255	—	—	277,255	(1,322)	—	(1,322)
BNP Paribas SA	91,813	215,011	—	306,824	181,542	—	—	181,542	125,282	(125,282)	—
Citibank N.A.	297,933	19,676	—	317,609	499,121	68,607	—	567,728	(250,119)	—	(250,119)
Credit Suisse International	106,862	—	—	106,862	23,481	—	—	23,481	83,381	—	83,381
Deutsche Bank AG	98,309	—	—	98,309	307,388	8,913	—	316,301	(217,992)	—	(217,992)
HSBC Bank PLC	81,950	—	—	81,950	240,911	—	—	240,911	(158,961)	—	(158,961)
JPMorgan Chase Bank N.A.	222,498	—	—	222,498	227,675	10,248	—	237,923	(15,425)	—	(15,425)
Merrill Lynch International	—	—	—	—	133,562	—	—	133,562	(133,562)	—	(133,562)
Morgan Stanley & Co. International PLC	96,178	36,361	—	132,539	230,041	—	—	230,041	(97,502)	—	(97,502)
Royal Bank of Canada	136,423	—	—	136,423	311,354	—	—	311,354	(174,931)	—	(174,931)
Royal Bank of Scotland PLC	51,589	—	—	51,589	137,303	—	—	137,303	(85,714)	—	(85,714)
Standard Chartered Bank	232,101	—	—	232,101	207,719	—	—	207,719	24,382	—	24,382
State Street Bank London	213,725	—	—	213,725	289,816	—	—	289,816	(76,091)	—	(76,091)
UBS AG London	64,681	—	—	64,681	256,335	—	—	256,335	(191,654)	—	(191,654)
Westpac Banking Corp.	338,237	—	—	338,237	212,821	—	—	212,821	125,416	—	125,416

Total	$2,529,285	$271,048	$—	$2,800,333	$3,748,289	$87,768	$—	$3,836,057	$(1,035,724)	$(134,370)	$(1,170,094)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

354

	SunAmerica Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$12,105,524	$12,105,524	$—	$—	$5,860,176	$5,860,176	$6,245,348	$—	$6,245,348
Deutsche Bank AG	—	—	10,022,854	10,022,854	—	—	4,851,973	4,851,973	5,170,881	—	5,170,881
Morgan Stanley Co., Inc.	—	—	11,324,523	11,324,523	—	—	5,482,100	5,482,100	5,842,423	(1,030,000)	4,812,423
UBS AG	—	—	13,667,528	13,667,528	—	—	6,616,327	6,616,327	7,051,201	(7,051,201)	—

Total	$—	$—	$47,120,429	$47,120,429	$—	$—	$22,810,576	$22,810,576	$24,309,853	$(8,081,201)	$16,228,652

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SunAmerica Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$7,289,348	$7,289,348	$—	$—	$3,528,708	$3,528,708	$3,760,640	$—	$3,760,640
Deutsche Bank AG	—	—	5,102,544	5,102,544	—	—	2,470,095	2,470,095	2,632,449	—	2,632,449
Morgan Stanley Co., Inc.	—	—	5,857,512	5,857,512	—	—	2,835,569	2,835,569	3,021,943	(3,021,943)	—
UBS AG	—	—	7,549,682	7,549,682	—	—	3,654,733	3,654,733	3,894,949	(3,894,949)	—

Total	$—	$—	$25,799,086	$25,799,086	$—	$—	$12,489,105	$12,489,105	$13,309,981	$(6,916,892)	$6,393,089

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SunAmerica Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$79,459	$—	$—	$79,459	$208,742	$—	$—	$208,742	$(129,283)	$—	$(129,283)
BNP Paribas SA	119,047	—	—	119,047	2,821	—	—	2,821	116,226	—	116,226
Canadian Imperial Bank of Commerce	—	—	—	—	16,195	—	—	16,195	(16,195)	—	(16,195)
Citibank N.A.	8,620	—	—	8,620	—	—	—	—	8,620	—	8,620
Goldman Sachs International	45,232	—	—	45,232	63,748	—	—	63,748	(18,516)	—	(18,516)
HSBC Bank PLC	44,101	—	—	44,101	860,245	—	—	860,245	(816,144)	—	(816,144)
Skandinaviska Enskilda Bank	—	—	—	—	40,314	—	—	40,314	(40,314)	—	(40,314)
Standard Chartered Bank	13,682	—	—	13,682	—	—	—	—	13,682	—	13,682
State Street Bank London	690,236	—	—	690,236	—	—	—	—	690,236	—	690,236
UBS AG London	—	—	—	—	9,398	—	—	9,398	(9,398)	—	(9,398)

Total	$1,000,377	$—	$—	$1,000,377	$1,201,463	$—	$—	$1,201,463	$(201,086)	$—	$(201,086)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

355

	VCP Total Return BalancedSM Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$—	$3,725,057	$—	$3,725,057	$2,564	$—	$—	$2,564	$3,722,493	$(1,400,000)	$2,322,493
Goldman Sachs Bank USA	332,630	—	—	332,630	198,586	—	—	198,586	134,044	(134,044)	—
Morgan Stanley	—	—	4,777,300	4,777,300	—	—	—	—	4,777,300	—	4,777,300

Total	$332,630	$3,725,057	$4,777,300	$8,834,987	$201,150	$—	$—	$201,150	$8,633,837	$(1,534,044)	$7,099,793

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	VCPSM Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$174,383	$—	$—	$174,383	$55,486	$—	$—	$55,486	$118,897	$—	$118,897
Citibank N.A.	—	—	—	—	21,338	—	—	21,338	(21,338)	—	(21,338)
State Street Bank & Trust Co.	181,157	—	—	181,157	57,690	—	—	57,690	123,467	—	123,467

Total	$355,540	$—	$—	$355,540	$134,514	$—	$—	$134,514	$221,026	$—	$221,026

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Telecom Utility Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$—	$—	$1,877	$—	$—	$1,877	$(1,877)	$—	$(1,877)
Citibank N.A.	—	—	—	—	311	—	—	311	(311)	—	(311)
Deutsche Bank AG	10,151	—	—	10,151	2,011	—	—	2,011	8,140	—	8,140
JPMorgan Chase Bank N.A.	—	—	—	—	118	—	—	118	(118)	—	(118)
Merrill Lynch International	5,231	—	—	5,231	237	—	—	237	4,994	—	4,994
Morgan Stanley and Co., Inc.	—	—	—	—	1,673	—	—	1,673	(1,673)	—	(1,673)
UBS AG	—	—	—	—	26,345	—	—	26,345	(26,345)	—	(26,345)

Total	$15,382	$—	$—	$15,382	$32,572	$—	$—	$32,572	$(17,190)	$—	$(17,190)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$19,308	$—	$—	$19,308	$351,901	$—	$—	$351,901	$(332,593)	$—	$(332,593)
Barclays Bank PLC	252,934	—	—	252,934	45,244	—	—	45,244	207,690	—	207,690
Citibank N.A.	184,075	—	—	184,075	—	—	—	—	184,075	—	184,075
Credit Suisse International	82,024	—	—	82,024	6,679	—	—	6,679	75,345	—	75,345
HSBC Bank	109,385	—	—	109,385	51,445	—	—	51,445	57,940	—	57,940
JPMorgan Chase Bank N.A.	92,028	—	—	92,028	340,120	—	—	340,120	(248,092)	—	(248,092)
State Street Bank and Trust Co.	104,246	—	—	104,246	89,054	—	—	89,054	15,192	—	15,192
UBS AG	115,020	—	—	115,020	223,007	—	—	223,007	(107,987)	—	(107,987)
Westpac Banking Corp.	30,533	—	—	30,533	—	—	—	—	30,533	—	30,533

Total	$989,553	$—	$—	$989,553	$1,107,450	$—	$—	$1,107,450	$(117,897)	$—	$(117,897)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Diversified Equities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Commonwealth Bank of Australia	$—	$—	$—	$—	$813,074	$—	$—	$813,074	$(813,074)	$—	$(813,074)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

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As of July 31, 2016, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	5.07%	$20,224,000
Equity Index	20.65	82,357,000
“Dogs” of Wall Street	0.78	3,104,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 29, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $398,898,000 a repurchase price of $398,898,332 and a maturity date of August 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	7/31/21	$141,250,000	$149,827,548
U.S. Treasury Notes	2.13	8/15/21	240,615,000	257,052,373

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    During the six months ended July 31, 2016, the SA JPMorgan MFS Core Bond, Balanced, SA MFS Total Return Bond and VCP Total Return BalancedSM Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Balanced and SA MFS Total Return Bond Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended July 31, 2016, the SA JPMorgan MFS Core Bond, Balanced, SA MFS Total Return Bond, SA T. Rowe Price VCP Balance and VCP Total Return BalancedSM Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

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Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014 or expected to be taken in each Portfolio’s 2015 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period.

Note 4.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences

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primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2016
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Ultra Short Bond	$—	$(10,995,565)	$(65,800)	$—	$—
Corporate Bond	74,346,309	(339,677)	(43,993,697)	67,491,911	5,457,749
Global Bond	1,022,141	(11,476,553)	(11,029,179)	314,381	1,861,312
High-Yield Bond	30,967,536	(57,173,192)	(63,485,584)	26,992,451	—
SA JPMorgan MFS Core Bond	35,613,155	(10,134,421)	(37,324,159)	49,055,505	20,001,599
Balanced	3,412,640	9,859,575	2,006,371	5,280,443	15,276,269
SA MFS Total Return	11,464,912	30,835,426	47,985,616	13,097,229	—
SunAmerica Dynamic Allocation	164,596,577	(118,640,851)	(421,734,323)	108,515,531	86,713,528
SunAmerica Dynamic Strategy	86,298,183	(18,773,503)	(348,308,099)	44,027,037	6,705,084
SA BlackRock VCP Global Multi Asset	22,488	31,588	169,969	—	—
SA Schroders VCP Global Allocation	29,933	74,790	72,845	—	—
SA T. Rowe Price VCP Balanced	—	(43,599)	153,295	—	—
VCP Total Return BalancedSM	—	(21,670,360)	1,429,082	107,615	—
VCPSM Value	6,112,582	106,877	(47,577,400)	1,021,534	—
Telecom Utility	1,227,976	915,281	(3,546,979)	2,285,905	—
Equity Index	23,681,727	14,785,723	85,208,260	25,260,099	9,253,138
Growth-Income	21,428,196	38,009,478	55,673,039	18,815,357	37,318,830
Equity Opportunities	3,468,260	11,587,085	(1,783,819)	1,620,997	13,560,542
SA Legg Mason BW Large Cap Value	11,406,797	366,780,824	(14,901,707)	5,212,112	209,801,913
“Dogs” of Wall Street	9,058,501	15,976,108	(1,559,654)	11,877,457	15,561,603
SA AB Growth	4,450,545	61,019,380	48,759,208	475,305	51,096,415
Capital Growth	362,923	1,010,894	8,691,212	61,719	5,494,468
SA MFS Massachusetts Investor Trust	11,021,704	89,856,308	93,847,503	14,247,652	48,251,933
Fundamental Growth	—	12,310,286	7,158,115	—	40,630,240
Blue Chip Growth	3,500,245	14,802,978	2,277,715	6,440,893	3,558,390
Real Estate	8,872,658	20,215,916	17,844,648	29,688,532	20,075,262
Small Company Value	2,520,662	47,278,194	(5,809,107)	1,032,417	36,304,269
Mid-Cap Growth	—	41,493,089	(7,251,071)	2,729,216	27,538,376
Aggressive Growth	—	(39,898,324)	5,045,514	—	—
Growth Opportunities	477,102	22,392,075	(7,053,775)	—	37,328,767
SA Janus Focused Growth	—	23,986,817	27,250,215	1,362,356	12,940,886
Technology	—	(1,378,674)	5,481,165	—	—
Small & Mid Cap Value	1,991,081	29,253,732	(15,719,350)	8,704,954	84,413,714
International Growth and Income	5,950,901	(119,672,083)	(20,338,427)	9,081,946	—
Global Equities	7,969,591	(6,589,035)	(3,215,420)	8,485,868	1,358,698
International Diversified Equities	5,517,114	(4,606,907)	(22,387,109)	6,480,695	—
Emerging Markets	5,501,917	(103,471,802)	(61,157,428)	7,346,570	—
Foreign Value	34,576,112	6,305,348	(107,717,008)	26,150,516	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2016, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†			Unlimited†
	2017	2018	2019	ST	LT
Ultra Short Bond*	$5,960,805	$70,291	$20	$—	$4,964,449
Corporate Bond	—	—	—	339,677	—
Global Bond	—	—	—	7,200,956	4,275,597
High-Yield Bond	—	27,610,843	—	12,281,749	17,280,600
SA JPMorgan MFS Core Bond	—	—	—	7,655,625	2,478,796
Balanced	—	—	—	—	—
SA MFS Total Return	—	—	—	—	—
SunAmerica Dynamic Allocation	—	—	—	118,640,851	—

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Portfolio	Capital Loss Carryforward†			Unlimited†
	2017	2018	2019	ST	LT
SunAmerica Dynamic Strategy	$—	$—	$—	$18,773,503	$—
SA BlackRock VCP Global Multi Asset	—	—	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	17,421	26,178
VCP Total Return BalancedSM	—	—	—	7,194,463	14,475,897
VCPSM Value	—	—	—	—	—
Telecom Utility	—	—	—	—	—
Equity Index	—	—	—	—	—
Growth-Income	—	—	—	—	—
Equity Opportunities	—	—	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	—
SA AB Growth	—	—	—	—	—
Capital Growth	—	—	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—	—	—
Fundamental Growth	—	—	—	—	—
Blue Chip Growth	—	—	—	—	—
Real Estate	—	—	—	—	—
Small Company Value	—	—	—	—	—
Mid-Cap Growth	—	—	—	—	—
Aggressive Growth	39,348,148	550,176	—	—	—
Growth Opportunities	—	—	—	—	—
SA Janus Focused Growth	—	—	—	—	—
Technology	—	1,378,674	—	—	—
Small & Mid Cap Value	—	—	—	—	—
International Growth and Income	—	119,672,083	—	—	—
Global Equities	—	—	—	6,589,035	—
International Diversified Equities	—	2,591,269	—	2,015,638	—
Emerging Markets	11,183,037	7,578,922	—	42,564,314	42,145,529
Foreign Value	—	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.
*	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of January 31, 2016, based on current tax law, the Ultra Short Bond Portfolio has $668,422 of capital losses that will not be available for use.

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2016, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Ultra Short Bond	$59,029	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
Balanced	—	—	—
SA MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	—	—
SunAmerica Dynamic Strategy	—	—	—
SA BlackRock VCP Global Multi Asset	—	—	—
SA Schroders VCP Global Allocation	—	—	—

361

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA T. Rowe Price VCP Balanced	$1,365	$—	$—
VCP Total Return BalancedSM	6,715,036	—	—
VCPSM Value	—	—	—
Telecom Utility	—	—	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—
“Dogs” of Wall Street	—	—	—
SA AB Growth	—	—	—
Capital Growth	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—
Fundamental Growth	144,318	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	224,876	—	—
Aggressive Growth	97,090	5,474,613	(475,115)
Growth Opportunities	—	—	—
SA Janus Focused Growth	222,192	—	—
Technology	42,964	29,837	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	1,673,990	5,972,311
Global Equities	—	—	—
International Diversified Equities	280,016	1,339,455	(356,298)
Emerging Markets	—	—	—
Foreign Value	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Ultra Short Bond	$241,501	$(75,096)	$166,405	$395,888,475
Corporate Bond	104,891,248	(20,301,680)	84,589,568	1,579,434,142
Global Bond	35,709,804	(7,614,040)	28,095,764	578,965,034
High-Yield Bond	18,328,436	(13,086,799)	5,241,637	483,960,383
SA JPMorgan MFS Core Bond	52,040,864	(11,441,482)	40,599,382	1,957,815,190
Balanced	20,401,461	(6,291,522)	14,109,939	220,643,300
SA MFS Total Return	91,236,008	(11,183,571)	80,052,437	467,090,091
SunAmerica Dynamic Allocation	660,342,227	(141,871,526)	518,470,701	11,132,071,816
SunAmerica Dynamic Strategy	299,360,286	(117,582,161)	181,778,125	6,129,304,801
SA BlackRock VCP Global Multi Asset	5,787,430	(1,613,535)	4,173,895	230,274,128
SA Schroders VCP Global Allocation	2,426,604	(354,160)	2,072,444	172,842,045
SA T. Rowe Price VCP Balanced	11,887,084	(2,207,685)	9,679,399	311,053,439
VCP Total Return BalancedSM	8,192,265	(3,672,525)	4,519,740	914,746,622
VCP ValueSM	49,291,989	(25,356,525)	23,935,464	940,457,594
Telecom Utility	5,736,111	(3,260,701)	2,475,410	46,087,389
Equity Index	279,263,485	(43,983,952)	235,279,533	1,445,117,269
Growth-Income	180,160,606	(18,710,119)	161,450,487	1,007,456,734
Equity Opportunities	44,835,786	(7,735,383)	37,100,403	355,490,461
SA Legg Mason BW Large Cap Value	143,324,034	(29,924,457)	113,399,577	1,383,409,362
"Dogs" of Wall Street	34,160,850	(3,827,852)	30,332,998	318,862,302
SA AB Growth	88,804,530	(7,988,684)	80,815,846	428,794,347
Capital Growth	26,222,623	(1,187,488)	25,035,135	206,817,203
SA MFS Massachusetts Investors Trust	219,460,221	(17,155,525)	202,304,696	906,017,738
Fundamental Growth	20,468,328	(1,801,970)	18,666,358	129,936,687
Blue Chip Growth	71,414,434	(13,620,014)	57,794,420	474,221,825
Real Estate	75,795,031	(6,849,830)	68,945,201	382,816,214

362

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Small Company Value	$91,363,655	$(20,454,895)	$70,908,760	$391,117,549
Mid-Cap Growth	40,246,292	(14,064,903)	26,181,389	325,295,064
Aggressive Growth	19,979,435	(766,818)	19,212,617	74,177,301
Growth Opportunities	43,839,203	(12,525,883)	31,313,320	243,956,987
SA Janus Focused Growth	26,837,988	(516,050)	26,321,938	235,184,467
Technology	10,315,417	(1,179,666)	9,135,751	44,491,542
Small & Mid Cap Value	88,196,153	(17,957,816)	70,238,337	550,491,502
International Growth and Income	31,087,952	(36,816,752)	(5,728,800)	344,397,628
Global Equities	63,243,463	(16,425,762)	46,817,701	559,768,478
International Diversified Equities	33,637,459	(25,128,794)	8,508,665	462,365,824
Emerging Markets	41,139,789	(23,043,068)	18,096,721	329,871,692
Foreign Value	124,100,847	(133,863,747)	(9,762,900)	1,105,352,528

Note 5.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index and “Dogs” of Wall Street Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA JPMorgan MFS Core Bond(5)	> $0	0.600%
Balanced	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SunAmerica Dynamic Allocation(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%

Portfolio	Assets	Management Fees
SunAmerica Dynamic Strategy(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $1 billion	0.790%
	> $1.5 billion	0.770%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
VCP Total Return	$0-$750 million	0.860%
BalancedSM	> $750 million	0.850%
	> $1.5 billion	0.820%
VCPSM Value	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%
Equity Index(6)	> $0	0.400%
Growth-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%

363

Portfolio	Assets	Management Fees
Equity Opportunities	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA Legg Mason BW Large Cap Value(7)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
“Dogs” of Wall Street	> $0	0.600%
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
Capital Growth(4)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%
SA MFS Massachusetts	$0-$600 million	0.700%
Investors Trust	> $600 million	0.650%
	> $1.5 billion	0.600%
Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%
Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
Small Company Value	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%

Portfolio	Assets	Management Fees
Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Janus Focused Growth(8)	> $0	0.850%
Technology(2)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
International Growth and	$0-$150 million	1.000%
Income(1)	> $150 million	0.900%
	> $300 million	0.800%
Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
International Diversified	$0-$250 million	0.850%
Equities	> $250 million	0.800%
	> $500 million	0.750%
Emerging Markets(3)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%

(1)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio.
(2)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(3)	The Advisor is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(4)	The Advisor is contractually obligated to waive its advisory fee with respect to the Capital Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.73% of average daily net assets.
(5)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2017.
(6)	The Advisor agreed to waive 0.11% of the investment advisory fees for Equity Index Portfolio through April 30, 2017.
(7)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(8)	Effective June 30, 2016, the Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio through April 30, 2017 so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% of average daily net assets.
(9)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.

For the six months ended July 31, 2016, the amount of the investment advisory fees waived were $992,245 , $124,165, $72,429, $773,098, $339,616, $105,080, $22,386, $25,468, $84,525 and $172,249 for the SA JPMorgan MFS Core Bond Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Equity Index Portfolio, SA Legg Mason BW Large Cap Value Portfolio, Capital Growth Portfolio, SA Janus Focused Growth Portfolio, Technology Portfolio, International Growth and Income Portfolio and Emerging Markets Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

364

Subadviser	Portfolio
AllianceBernstein L.P.	SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio) SA AB Growth Small & Mid Cap Value

BlackRock Investment, LLC	SA BlackRock VCP Global Multi Asset Portfolio

Brandywine Global Investment Management, LLC	SA Legg Mason BW Large Cap Value Portfolio

Columbia Management Investment Advisers, LLC	Technology

Dimensional Fund Advisers, LP(a)	Ultra Short Bond

Federated Investment Management Company	Corporate Bond

FIAM, LLC	Real Estate

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	VCPSM Value
Growth Opportunities

Janus Capital Management, LLC(b)	SA Janus Focused Growth

J.P. Morgan Investment Management, Inc.	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)
Balanced
Growth-Income
Mid-Cap Growth
Global Equities
Emerging Markets

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)
SA MFS Total Return
Telecom Utility
SA MFS Massachusetts Investors Trust
Blue Chip Growth

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities

Pacific Investment Management Company, LLC (“PIMCO”)	VCP Total Return BalancedSM

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation Portfolio

T. Rowe Price Associates, Inc.	SA T. Rowe Price VCP Balanced Portfolio

Templeton Investment Counsel, LLC	Foreign Value

The Boston Company Asset Management, LLC	Capital Growth

Wells Capital Management Incorporated	Fundamental Growth
Aggressive Growth

(a)	Effective May 1, 2016, Dimensional Fund Advisers LP replaced BofA Advisors, LLC as the Portfolio’s subadviser.
(b)	Effective June 30, 2016, Janus Capital Management LLC replaced Marsico Capital Management, LLC as the Portfolio’s subadviser.

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
Ultra Short Bond(5)	$0-$50 million	0.150%
	> $50 million	0.100%
	> $500 million	0.075%
Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%
Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%

Portfolio	Assets	Subadvisory Fees
High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%
SA JPMorgan MFS Core Bond(4)	> $0	0.130%
Balanced	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
SA MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%

365

Portfolio	Assets	Subadvisory Fees
SunAmerica Dynamic	$0-$500 million	0.240%
Allocation(2)(7)	> $500 million	0.210%
	> $1.5 billion	0.190%
SunAmerica Dynamic	$0-$500 million	0.240%
Strategy(2)(7)	> $500 million	0.210%
	> $1.5 billion	0.190%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.390%
	> $500 million	0.370%
	> $3 billion	0.320%
SA Schroders VCP Global Allocation	$0-$250 million	0.380%
	> $250 million	0.360%
	> $1 billion	0.320%
	> $1.5 billion	0.300%
SA T. Rowe Price VCP Balanced	< $200 million	0.375%
	Reset at $200 million	0.350%
	> $200 million	0.350%
	Reset at $500 million	0.325%
	> $500 million	0.325%
	Reset at $1 billion	0.300%
	> $1 billion	0.275%
VCP Total Return	$0-$750 million	0.360%
BalancedSM	> $750 million	0.350%
	> $1.5 billion	0.320%
VCPSM Value	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
Growth-Income	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%
Equity Opportunities	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%
SA Legg Mason BW Large Cap Value	$0-$500 million	0.270%
	> $500 million	0.200%
	> $2.5 billion	0.175%
SA AB Growth	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
Capital Growth(3)	$0-$100 million	0.300%
	> $100 million	0.250%

Portfolio	Assets	Subadvisory Fees
SA MFS Massachusetts	$0-$250 million	0.375%
Investors Trust	> $250 million	0.350%
	> $500 million	0.325%
	> $1.5 billion	0.250%
Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%
Blue Chip Growth	$0-$50 million	0.300%
	> $50 million	0.225%
	> $150 million	0.200%
	> $500 million	0.150%
Real Estate	$0-$100 million	0.400%
	> $100 million	0.350%
	> $500 million	0.300%
Small Company Value	$0-$200 million	0.600%
	> $200 million	0.520%
	> $500 million	0.500%
Mid-Cap Growth	$0-$100 million	0.420%
	> $100 million	0.400%
Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
Growth Opportunities	> $0	0.500%
SA Janus Focused Growth(6)	$0-$250 million	0.350%
	> $250 million	0.300%
Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
International Growth and	$0-$150 million	0.650%
Income(1)	> $150 million	0.550%
	> $300 million	0.450%
Global Equities	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%
International Diversified	When Assets are under
Equities	$175 million:
	$0-$25 million	0.800%
	> $25 million	0.600%
	> $50 million	0.500%
	$75 million-$175 million	0.400%
	When Assets are over
	$175 million:
	$0-$350 million	0.450%
	> $350 million	0.400%
	> $750 million	0.370%
Emerging Markets	> $0	0.600%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%

(1)	The Subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolio.
(2)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the VALIC Company II Capital Appreciation Fund shall be aggregated.
(4)	The rate represents the aggregate fee paid to JP Morgan Investment Management Inc. and Massachusetts Financial Services Company.
(5)	Prior to May 1, 2016, the amount of subadvisory fees paid to BofA Advisors, LLC under its prior subadvisory agreement with SAAMCo was 0.125% on the first $100 million, 0.100% on the next $400 million, 0.075% on the next $500 million and 0.050% on assets over $500 million. Effective May 1, 2016, Dimensional Fund Advisors LP assumed subadvisory responsibilities for the Portfolio at the rates reflected in the above table.
(6)	Prior to June 30, 2016, the amount of subadvisory fees paid to Marsico Capital Management, LLC under its prior subadvisory agreement with SAAMCo was 0.450%. Effective June 30, 2016, Janus Management, LLC assumed subadvisory responsibilities for the Portfolio at the rates reflected in the above table.

366

(7)	The Subadviser has voluntarily agreed, until further notice, to waive a portion of its subadvisory fee in an amount equal to the amount of any advisory fees paid by the Portfolio in connection with its investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc., which is managed by the Subadviser (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Subadviser.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2017: SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCP Total Return BalancedSM and VCPSM Value Portfolios. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 3
SA BlackRock VCP Global Multi Asset	1.16%
SA Schroders VCP Global Allocation	1.15%
SA T. Rowe Price VCP Balanced	1.15%
VCP Total Return BalancedSM	1.16%
VCPSM Value	1.23%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the percentages of the Portfolios’ average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. Effective May 1, 2016, the voluntary expense cap for Ultra Short Bond Portfolio was eliminated.

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the six months ended July 31, 2016, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Ultra Short Bond	$71,968
SA BlackRock VCP Global Multi Asset	160,785
SA Schroders VCP Global Allocation	97,899
SA T. Rowe Price VCP Balanced	296,846
VCP Total Return BalancedSM	23,741
VCPSM Value	—

For the six months ended July 31, 2016, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2016	January 31, 2017	January 31, 2018	July 31, 2018
Ultra Short Bond	$—	$154,489	$216,149	$71,968
SA BlackRock VCP Global Multi Asset	—	—	22,841	160,785
SA Schroders VCP Global Allocation	—	—	22,842	97,899
SA T. Rowe Price VCP Balanced	—	—	22,796	296,846
VCP Total Returned BalancedSM	60,732	20,986	26,867	23,741
VCPSM Value	58,840	—	—	—

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended July 31, 2016, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

367

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended July 31, 2016, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 6.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended July 31, 2016, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

Note 7.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended July 31, 2016 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Ultra Short Bond	$383,226,935	$195,179,784	$1,004,231,486	$134,213,508
Corporate Bond	181,689,929	401,047,271	—	—
Global Bond	124,270,999	136,548,260	145,049,487	123,715,671
High-Yield Bond	295,979,582	357,170,371	—	—
SA JPMorgan MFS Core Bond	145,153,239	113,936,681	138,044,601	225,463,809
Balanced	57,967,209	58,366,513	42,443,126	34,424,504
SA MFS Total Return	48,436,597	69,579,854	22,413,762	18,899,674
SunAmerica Dynamic Allocation	1,176,682,937	1,317,116,922	398,832,525	414,302,655
SunAmerica Dynamic Strategy	287,824,404	427,056,371	208,602,644	224,648,476
SA BlackRock VCP Global Multi Asset	139,232,845	51,396,898	72,824,529	—
SA Schroders VCP Global Allocation	62,836,202	7,892,208	6,785,795	266,266
SA T. Rowe Price VCP Balancedsm	206,902,837	8,255,292	139,427,132	92,017,305
VCPSM Total Return Balanced	98,283,000	12,430,587	245,438,158	235,933,817
VCP Value	229,509,552	88,671,571	598,928,347	560,449,676
Telecom Utility	7,258,284	9,120,535	—	—
Equity Index	185,018,829	27,234,914	—	—
Growth-Income	191,954,963	108,592,667	—	—
Equity Opportunities	96,081,101	54,188,174	—	—
SA Legg Mason BW Large Cap Value	386,474,324	289,386,174	—	—
“Dogs” of Wall Street	112,961,769	128,396,293	—	—
SA AB Growth	118,566,561	168,315,997	—	—
Capital Growth	111,872,775	41,142,836	—	—
SA MFS Massachusetts Investors Trust	70,176,394	75,289,071	—	—
Fundamental Growth	58,496,074	110,659,273	—	—
Blue Chip Growth	146,299,198	131,384,889	—	—
Real Estate	145,402,335	194,481,462	—	—
Small Company Value	56,142,313	122,238,034	—	—
Mid Cap Growth	94,945,490	148,050,239	—	—
Aggressive Growth	41,994,606	95,748,856	—	—
Growth Opportunities	63,135,871	71,034,927	—	—
SA Janus Focused Growth	221,626,986	230,800,108	—	—
Technology	12,089,691	15,224,433	—	—
Small & Mid Cap Value	193,848,884	221,714,507	—	—
International Growth and Income	43,230,964	53,848,419	—	—
Global Equities	270,585,321	267,669,933	—	—
International Diversified Equities	131,689,269	66,386,364	—	—
Emerging Markets	142,036,989	199,505,557	—	—
Foreign Value	153,414,117	228,058,187	—	—

368

Note 8.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Ultra Short Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the year ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,611,980	$153,836,623	3,939,077	$41,533,382	438,725	$4,569,220	1,069,213	$11,155,028
Shares issued in merger@	—	—	115,625	1,220,270	—	—	829,430	8,670,428
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(4,426,848)	(46,639,116)	(4,914,831)	(51,828,754)	(592,427)	(6,170,880)	(1,283,587)	(13,396,346)

Net increase (decrease)	10,185,132	$107,197,507	(860,129)	$(9,075,102)	(153,702)	$(1,601,660)	615,056	$6,429,110

	Ultra Short Bond Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	9,613,903	$99,378,774	29,154,688	$302,075,187
Shares issued in merger@	—	—	1,683,804	17,483,033
Reinvested dividends	—	—	—	—
Shares redeemed	(13,837,442)	(143,038,893)	(23,028,183)	(238,653,920)

Net increase (decrease)	(4,223,539)	$(43,660,119)	7,810,309	$80,904,300

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	769,449	$10,064,921	13,987,910	$188,270,646	33,594	$453,334	85,744	$1,170,527
Reinvested dividends	—	—	3,001,045	39,087,174	—	—	79,552	1,035,611
Shares redeemed	(18,715,402)	(252,902,038)	(1,988,910)	(26,713,620)	(137,304)	(1,846,234)	(363,881)	(4,892,318)

Net increase (decrease)	(17,945,953)	$(242,837,117)	15,000,045	$200,644,200	(103,710)	$(1,392,900)	(198,585)	$(2,686,180)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	2,713,927	$36,445,576	6,264,141	$82,768,379
Reinvested dividends	—	—	2,533,980	32,826,875
Shares redeemed	(5,810,024)	(77,544,168)	(9,972,948)	(133,358,618)

Net increase (decrease)	(3,096,097)	$(41,098,592)	(1,174,827)	$(17,763,364)

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,208,845	$48,235,551	4,276,239	$46,114,284	19,988	$226,300	46,174	$494,016
Reinvested dividends	—	—	89,450	973,303	—	—	3,185	34,353
Shares redeemed	(673,790)	(7,701,506)	(828,480)	(8,924,547)	(56,124)	(637,332)	(189,294)	(2,018,136)

Net increase (decrease)	3,535,055	$40,534,045	3,537,209	$38,163,040	(36,136)	$(411,032)	(139,935)	$(1,489,767)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	2,982,245	$33,339,693	3,929,303	$41,598,838
Reinvested dividends	—	—	109,196	1,168,037
Shares redeemed	(2,409,831)	(27,001,949)	(4,627,706)	(49,118,790)

Net increase (decrease)	572,414	$6,337,744	(589,207)	$(6,351,915)

@	See Note 2

369

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,351,165	$115,990,951	11,977,756	$68,101,006	218,081	$1,177,864	260,275	$1,472,478
Reinvested dividends	—	—	3,120,948	16,975,703	—	—	109,398	594,737
Shares redeemed	(28,345,624)	(158,800,351)	(4,808,725)	(27,238,869)	(256,723)	(1,412,286)	(579,945)	(3,305,767)

Net increase (decrease)	(7,994,459)	$(42,809,400)	10,289,979	$57,837,840	(38,642)	$(234,422)	(210,272)	$(1,238,552)

	High-Yield Bond Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	15,982,650	$88,968,343	16,888,614	$94,255,788
Reinvested dividends	—	—	1,741,511	9,422,011
Shares redeemed	(22,588,736)	(128,188,882)	(13,929,130)	(79,614,171)

Net increase (decrease)	(6,606,086)	$(39,220,539)	4,700,995	$24,063,628

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,418,239	$30,662,254	36,920,191	$333,575,297	27,914	$250,356	73,778	$659,159
Reinvested dividends	—	—	4,304,817	37,766,850	—	—	43,071	376,501
Shares redeemed	(10,422,701)	(93,285,515)	(12,914,835)	(115,120,386)	(137,184)	(1,232,500)	(553,697)	(4,987,821)

Net increase (decrease)	(7,004,462)	$(62,623,261)	28,310,173	$256,221,761	(109,270)	$(982,144)	(436,848)	$(3,952,161)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	3,211,135	$28,624,903	10,551,384	$93,183,750
Reinvested dividends	—	—	3,556,039	30,913,753
Shares redeemed	(6,939,750)	(61,766,461)	(17,033,755)	(152,124,268)

Net increase (decrease)	(3,728,615)	$(33,141,558)	(2,926,332)	$(28,026,765)

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	156,387	$2,976,846	249,105	$4,990,228	51,276	$984,409	32,038	$651,432
Reinvested dividends	—	—	414,840	7,761,471	—	—	52,564	982,165
Shares redeemed	(268,785)	(5,102,683)	(659,092)	(13,321,080)	(44,925)	(854,158)	(104,301)	(2,094,772)

Net increase (decrease)	(112,398)	$(2,125,837)	4,853	$(569,381)	6,351	$130,251	(19,699)	$(461,175)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	619,647	$11,705,837	1,292,162	$26,226,079
Reinvested dividends	—	—	633,964	11,813,076
Shares redeemed	(481,877)	(9,066,471)	(1,218,837)	(24,638,602)

Net increase (decrease)	137,770	$2,639,366	707,289	$13,400,553

370

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	84,565	$1,635,938	110,793	$2,140,573	10,730	$213,220	15,550	$295,810
Reinvested dividends	—	—	282,842	5,315,593	—	—	41,661	783,354
Shares redeemed	(796,108)	(15,318,512)	(1,871,514)	(36,057,776)	(110,427)	(2,149,934)	(343,414)	(6,617,370)

Net increase (decrease)	(711,543)	$(13,682,574)	(1,477,879)	$(28,601,610)	(99,697)	$(1,936,714)	(286,203)	$(5,538,206)

	SA MFS Total Return Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	490,266	$9,501,056	1,038,908	$19,989,349
Reinvested dividends	—	—	372,937	6,998,282
Shares redeemed	(1,174,859)	(22,521,312)	(3,044,765)	(58,530,237)

Net increase (decrease)	(684,593)	$(13,020,256)	(1,632,920)	$(31,542,606)

	SunAmerica Dynamic Allocation Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	27,377,520	$321,305,393	186,359,531	$2,339,695,881
Reinvested dividends	—	—	16,217,759	195,229,059
Shares redeemed	(28,584,887)	(340,159,713)	(11,776,332)	(143,816,854)

Net increase (decrease)	(1,207,367)	$(18,854,320)	190,800,958	$2,391,108,086

	SunAmerica Dynamic Strategy Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	11,476,768	$135,579,506	119,938,924	$1,499,707,704
Reinvested dividends	—	—	4,204,095	50,732,121
Shares redeemed	(15,976,517)	(191,100,578)	(8,295,561)	(100,573,392)

Net increase (decrease)	(4,499,749)	$(55,521,072)	115,847,458	$1,449,866,433

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the period January 25, 2016* to January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	22,682,390	$236,694,390	1,205,546	$12,066,069
Reinvested dividends	—	—	—	—
Shares redeemed	(1,080,730)	(11,419,951)	(9)	(88)

Net increase (decrease)	21,601,660	$225,274,439	1,205,537	$12,065,981

	SA Schroders VCP Global Allocation Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the period January 25, 2016* to January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	16,544,988	$174,026,298	1,218,526	$12,196,618
Reinvested dividends	—	—	—	—
Shares redeemed	(1,071,012)	(11,404,360)	(0)	(3)

Net increase (decrease)	15,473,976	$162,621,938	1,218,526	$12,196,615

*	Commencement of operations

371

	SA T. Rowe Price VCP Balanced Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the period January 25, 2016* to January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	28,296,937	$295,007,412	1,346,145	$13,463,973
Reinvested dividends	—	—	—	—
Shares redeemed	(1,127,193)	(11,733,049)	(1)	(8)

Net increase (decrease)	27,169,744	$283,274,363	1,346,144	$13,463,965

	VCP Total Return BalancedSM Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	19,973,342	$209,845,743	36,232,224	$386,873,722
Reinvested dividends	—	—	10,243	107,615
Shares redeemed	(737,198)	(7,779,039)	(435,729)	(4,619,723)

Net increase (decrease)	19,236,144	$202,066,704	35,806,738	$382,361,614

	VCPSM Value Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	17,677,272	$197,739,877	46,095,026	$535,339,279
Reinvested dividends	—	—	89,117	1,021,534
Shares redeemed	(434,728)	(4,921,405)	(856,654)	(9,969,426)

Net increase (decrease)	17,242,544	$192,818,472	45,327,489	$526,391,387

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39,033	$559,387	29,918	$426,685	10,610	$152,997	2,322	$32,104
Reinvested dividends	—	—	66,222	921,737	—	—	7,164	99,914
Shares redeemed	(108,324)	(1,542,331)	(288,469)	(4,248,832)	(11,881)	(169,274)	(28,502)	(424,458)

Net increase (decrease)	(69,291)	$(982,944)	(192,329)	$(2,900,410)	(1,271)	$(16,277)	(19,016)	$(292,440)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	192,257	$2,663,095	385,186	$5,452,145
Reinvested dividends	—	—	91,029	1,264,254
Shares redeemed	(287,236)	(4,047,226)	(514,383)	(7,483,750)

Net increase (decrease)	(94,979)	$(1,384,131)	(38,168)	$(767,351)

*	Commencement of operations

372

	Equity Index Portfolio
	Class 1
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	9,718,348	$176,818,449	12,143,980	$215,106,827
Reinvested dividends	—	—	2,027,899	34,513,237
Shares redeemed	(2,658,325)	(47,281,560)	(2,692,321)	(48,550,687)

Net increase (decrease)	7,060,023	$129,536,889	11,479,558	$201,069,377

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,686,681	$114,330,241	3,939,457	$124,609,483	1,898	$59,345	21,126	$656,726
Reinvested dividends	—	—	1,494,622	43,964,209	—	—	20,838	612,491
Shares redeemed	(1,525,659)	(45,853,993)	(2,049,495)	(65,734,901)	(22,463)	(692,965)	(51,540)	(1,587,698)

Net increase (decrease)	2,161,022	$68,476,248	3,384,584	$102,838,791	(20,565)	$(633,620)	(9,576)	$(318,481)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	266,676	$8,139,170	822,182	$25,754,668
Reinvested dividends	—	—	394,495	11,557,487
Shares redeemed	(470,150)	(14,373,033)	(736,238)	(22,584,320)

Net increase (decrease)	(203,474)	$(6,233,863)	480,439	$14,727,835

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,624,982	$50,002,140	3,370,703	$64,394,101	5,064	$98,725	4,215	$81,834
Reinvested dividends	—	—	590,521	10,833,510	—	—	14,850	272,283
Shares redeemed	(441,464)	(8,428,256)	(490,936)	(9,377,521)	(34,202)	(656,754)	(41,548)	(795,464)

Net increase (decrease)	2,183,518	$41,573,884	3,470,288	$65,850,090	(29,138)	$(558,029)	(22,483)	$(441,347)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	264,531	$5,015,693	540,780	$10,376,890
Reinvested dividends	—	—	222,820	4,075,746
Shares redeemed	(266,660)	(5,064,330)	(587,828)	(11,178,958)

Net increase (decrease)	(2,129)	$(48,637)	175,772	$3,273,678

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,880,271	$190,034,827	2,612,319	$67,615,094	17,182	$403,132	24,274	$655,877
Reinvested dividends	—	—	4,956,747	115,205,820	—	—	399,941	9,295,754
Shares redeemed	(2,722,860)	(63,868,856)	(3,020,259)	(80,244,371)	(224,542)	(5,291,245)	(387,975)	(10,307,858)

Net increase (decrease)	5,157,411	$126,165,971	4,548,807	$102,576,543	(207,360)	$(4,888,113)	36,240	$(356,227)

373

	SA Legg Mason BW Large Cap Value Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	189,238	$4,369,496	671,438	$17,984,588
Reinvested dividends	—	—	3,907,890	90,512,451
Shares redeemed	(1,453,623)	(33,753,600)	(3,543,281)	(93,719,493)

Net increase (decrease)	(1,264,385)	$(29,384,104)	1,036,047	$14,777,546

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	304,091	$4,035,061	2,204,539	$29,132,125	31,868	$434,660	12,368	$163,819
Reinvested dividends	—	—	1,301,079	15,862,179	—	—	49,880	607,399
Shares redeemed	(1,916,731)	(25,336,319)	(430,419)	(5,642,007)	(52,483)	(697,084)	(95,451)	(1,230,265)

Net increase (decrease)	(1,612,640)	$(21,301,258)	3,075,199	$39,352,297	(20,615)	$(262,424)	(33,203)	$(459,047)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,191,143	$15,776,595	1,527,607	$19,847,606
Reinvested dividends	—	—	905,636	10,969,482
Shares redeemed	(1,014,440)	(13,470,248)	(1,951,169)	(24,976,667)

Net increase (decrease)	176,703	$2,306,347	482,074	$5,840,421

	SA AB Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	95,428	$3,725,536	1,557,522	$67,360,387	1,744	$69,051	17,250	$730,995
Reinvested dividends	—	—	945,253	36,668,109	—	—	55,669	2,152,157
Shares redeemed	(478,410)	(18,923,554)	(1,178,304)	(49,667,005)	(45,709)	(1,788,619)	(106,453)	(4,461,751)

Net increase (decrease)	(382,982)	$(15,198,018)	1,324,471	$54,361,491	(43,965)	$(1,719,568)	(33,534)	$(1,578,599)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	186,094	$7,194,905	389,237	$16,132,940
Reinvested dividends	—	—	332,142	12,751,453
Shares redeemed	(408,906)	(15,968,595)	(717,139)	(29,847,071)

Net increase (decrease)	(222,812)	$(8,773,690)	4,240	$(962,678)

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,760,539	$78,313,282	3,842,941	$52,702,592	1,029	$13,576	6,417	$87,511
Reinvested dividends	—	—	267,532	3,498,498	—	—	5,905	76,174
Shares redeemed	(248,903)	(3,356,836)	(178,344)	(2,388,095)	(8,682)	(113,007)	(22,186)	(299,846)

Net increase (decrease)	5,511,636	$74,956,446	3,932,129	$53,812,995	(7,653)	$(99,431)	(9,864)	$(136,161)

374

	Capital Growth Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	288,568	$3,752,989	508,387	$6,792,334
Reinvested dividends	—	—	154,985	1,981,515
Shares redeemed	(237,499)	(3,079,842)	(789,262)	(10,581,236)

Net increase (decrease)	51,069	$673,147	(125,890)	$(1,807,387)

	SA MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	328,588	$6,577,946	3,620,366	$79,590,154	24,202	$474,897	6,882	$149,170
Reinvested dividends	—	—	1,942,252	39,957,972	—	—	29,170	600,325
Shares redeemed	(730,915)	(15,141,266)	(8,089,256)	(180,280,392)	(68,632)	(1,419,716)	(130,162)	(2,773,538)

Net increase (decrease)	(402,327)	$(8,563,320)	(2,526,638)	$(60,732,266)	(44,430)	$(944,819)	(94,110)	$(2,024,043)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	431,054	$8,783,941	1,038,467	$22,472,418
Reinvested dividends	—	—	1,070,049	21,941,288
Shares redeemed	(963,071)	(19,741,687)	(2,396,462)	(51,165,494)

Net increase (decrease)	(532,017)	$(10,957,746)	(287,946)	$(6,751,788)

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,270	$220,979	902,767	$25,070,643	447	$9,464	323	$8,446
Reinvested dividends	—	—	1,274,024	27,042,594	—	—	23,274	484,818
Shares redeemed	(2,251,903)	(49,254,132)	(1,995,143)	(46,531,575)	(7,904)	(167,211)	(16,326)	(414,294)

Net increase (decrease)	(2,241,633)	$(49,033,153)	181,648	$5,581,662	(7,457)	$(157,747)	7,271	$78,970

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	132,118	$2,723,712	184,297	$4,382,749
Reinvested dividends	—	—	638,152	13,102,828
Shares redeemed	(270,375)	(5,586,665)	(644,773)	(15,655,693)

Net increase (decrease)	(138,257)	$(2,862,953)	177,676	$1,829,884

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,533,702	$14,797,409	6,166,054	$64,777,398	771	$7,911	21,140	$219,120
Reinvested dividends	—	—	766,423	7,826,729	—	—	7,023	71,502
Shares redeemed	(654,201)	(6,735,049)	(282,796)	(2,936,159)	(30,375)	(312,839)	(56,462)	(592,253)

Net increase (decrease)	879,501	$8,062,360	6,649,681	$69,667,968	(29,604)	$(304,928)	(28,299)	$(301,631)

375

	Blue Chip Growth Portfolio
	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	713,290	$7,246,204	1,915,027	$19,894,867
Reinvested dividends	—	—	207,448	2,101,052
Shares redeemed	(674,868)	(6,836,800)	(1,704,054)	(17,678,650)

Net increase (decrease)	38,422	$409,404	418,421	$4,317,269

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,796,918	$47,660,220	1,648,487	$26,894,395	18,973	$307,379	21,008	$329,212
Reinvested dividends	—	—	1,535,582	22,383,973	—	—	55,758	810,987
Shares redeemed	(4,598,632)	(72,453,935)	(1,928,736)	(32,268,801)	(42,081)	(669,988)	(115,680)	(1,847,931)

Net increase (decrease)	(1,801,714)	$(24,793,715)	1,255,333	$17,009,567	(23,108)	$(362,609)	(38,914)	$(707,732)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,672,631	$26,430,886	1,815,221	$28,523,453
Reinvested dividends	—	—	1,836,359	26,568,834
Shares redeemed	(3,529,007)	(58,014,534)	(4,150,595)	(65,260,638)

Net increase (decrease)	(1,856,376)	$(31,583,648)	(499,015)	$(10,168,351)

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	94,297	$2,000,991	2,111,737	$50,517,462	174,881	$3,978,983	871,619	$20,023,702
Reinvested dividends	—	—	937,870	20,616,686	—	—	765,845	16,720,000
Shares redeemed	(2,070,479)	(44,860,341)	(2,545,778)	(55,733,568)	(1,252,091)	(28,185,524)	(1,403,222)	(32,956,188)

Net increase (decrease)	(1,976,182)	$(42,859,350)	503,829	$15,400,580	(1,077,210)	$(24,206,541)	234,242	$3,787,514

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	151,039	$2,351,434	4,379,470	$79,276,141	15,384	$246,146	38,433	$681,381
Reinvested dividends	—	—	1,015,578	17,326,256	—	—	77,412	1,289,339
Shares redeemed	(3,764,009)	(62,243,841)	(539,491)	(9,814,502)	(94,524)	(1,507,031)	(181,641)	(3,300,560)

Net increase (decrease)	(3,612,970)	$(59,892,407)	4,855,557	$86,787,895	(79,140)	$(1,260,885)	(65,796)	$(1,329,840)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	583,886	$9,055,322	1,099,358	$19,520,172
Reinvested dividends	—	—	709,856	11,651,997
Shares redeemed	(660,999)	(10,253,916)	(1,922,785)	(34,629,103)

Net increase (decrease)	(77,113)	$(1,198,594)	(113,571)	$(3,456,934)

376

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	88,565	$1,308,185	1,077,220	$18,102,798	1,003	$15,752	19,936	$339,560
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(3,561,107)	(57,598,552)	(489,712)	(8,217,504)	(17,524)	(272,034)	(26,747)	(444,030)

Net increase (decrease)	(3,472,542)	$(56,290,367)	587,508	$9,885,294	(16,521)	$(256,282)	(6,811)	$(104,470)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	110,237	$1,653,116	504,841	$8,330,140
Reinvested dividends	—	—	—	—
Shares redeemed	(213,618)	(3,197,169)	(596,961)	(9,790,059)

Net increase (decrease)	(103,381)	$(1,544,053)	(92,120)	$(1,459,919)

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	158,522	$1,141,076	1,815,606	$16,851,165	4,621	$34,399	25,194	$240,770
Reinvested dividends	—	—	1,673,769	13,386,108	—	—	57,714	447,374
Shares redeemed	(979,115)	(7,500,526)	(1,335,551)	(12,930,040)	(53,390)	(395,329)	(62,520)	(582,126)

Net increase (decrease)	(820,593)	$(6,359,450)	2,153,824	$17,307,233	(48,769)	$(360,930)	20,388	$106,018

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,311,819	$9,349,926	2,103,024	$18,047,137
Reinvested dividends	—	—	3,088,284	23,495,285
Shares redeemed	(1,586,684)	(11,310,762)	(4,587,813)	(41,084,055)

Net increase (decrease)	(274,865)	$(1,960,836)	603,495	$458,367

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	102,047	$1,201,496	1,433,655	$19,441,480	5,868	$69,023	9,404	$123,923
Reinvested dividends	—	—	588,500	7,091,893	—	—	46,676	554,316
Shares redeemed	(276,029)	(3,306,523)	(6,625,297)	(87,044,845)	(65,329)	(766,612)	(153,187)	(1,978,171)

Net increase (decrease)	(173,982)	$(2,105,027)	(4,603,142)	$(60,511,472)	(59,461)	$(697,589)	(97,107)	$(1,299,932)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	681,481	$7,922,852	1,334,168	$16,660,094
Reinvested dividends	—	—	566,751	6,657,033
Shares redeemed	(1,046,445)	(12,083,935)	(2,022,161)	(25,604,001)

Net increase (decrease)	(364,964)	$(4,161,083)	(121,242)	$(2,286,874)

377

	Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	53,665	$265,030	274,340	$1,364,113	13,569	$65,057	78,103	$380,716
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(327,767)	(1,635,067)	(583,938)	(2,792,276)	(60,642)	(296,238)	(90,338)	(434,382)

Net increase (decrease)	(274,102)	$(1,370,037)	(309,598)	$(1,428,163)	(47,073)	$(231,181)	(12,235)	$(53,666)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	738,118	$3,485,547	2,694,129	$12,763,413
Reinvested dividends	—	—	—	—
Shares redeemed	(1,255,393)	(5,916,435)	(2,275,002)	(10,685,062)

Net increase (decrease)	(517,275)	$(2,430,888)	419,127	$2,078,351

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	62,109	$978,488	1,026,568	$19,545,984	21,193	$355,057	26,567	$482,800
Reinvested dividends	—	—	877,450	14,564,376	—	—	133,723	2,217,739
Shares redeemed	(127,155)	(2,097,127)	(21,640)	(363,819)	(73,778)	(1,205,587)	(130,210)	(2,491,229)

Net increase (decrease)	(65,046)	$(1,118,639)	1,882,378	$33,746,541	(52,585)	$(850,530)	30,080	$209,310

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	725,916	$11,867,617	2,184,210	$40,147,454
Reinvested dividends	—	—	4,632,202	76,336,553
Shares redeemed	(2,540,729)	(41,399,669)	(4,434,777)	(82,608,983)

Net increase (decrease)	(1,814,813)	$(29,532,052)	2,381,635	$33,875,024

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,234,986	$10,915,848	4,428,346	$43,305,865	27,745	$246,762	20,689	$201,087
Reinvested dividends	—	—	539,298	5,128,503	—	—	17,548	167,680
Shares redeemed	(1,907,019)	(17,309,191)	(4,997,282)	(51,074,753)	(43,580)	(381,985)	(138,558)	(1,368,372)

Net increase (decrease)	(672,033)	$(6,393,343)	(29,638)	$(2,640,385)	(15,835)	$(135,223)	(100,321)	$(999,605)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	965,969	$8,503,976	1,102,952	$10,616,060
Reinvested dividends	—	—	397,158	3,785,763
Shares redeemed	(1,226,331)	(10,802,417)	(3,278,124)	(32,517,872)

Net increase (decrease)	(260,362)	$(2,298,441)	(1,778,014)	$(18,116,049)

378

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	326,927	$5,644,173	4,749,981	$90,568,603	7,657	$138,878	12,956	$244,003
Reinvested dividends	—	—	501,557	9,216,157	—	—	3,995	73,272
Shares redeemed	(669,734)	(11,906,464)	(513,995)	(9,696,208)	(20,591)	(364,636)	(46,674)	(896,449)

Net increase (decrease)	(342,807)	$(6,262,291)	4,737,543	$90,088,552	(12,934)	$(225,758)	(29,723)	$(579,174)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	110,670	$1,952,452	250,943	$4,742,936
Reinvested dividends	—	—	30,411	555,137
Shares redeemed	(172,341)	(3,034,831)	(416,879)	(7,788,991)

Net increase (decrease)	(61,671)	$(1,082,379)	(135,525)	$(2,490,918)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,271,314	$73,755,931	21,043,138	$199,863,120	5,807	$51,510	83,254	$789,922
Reinvested dividends	—	—	354,648	3,310,408	—	—	29,262	271,999
Shares redeemed	(921,072)	(8,170,640)	(1,098,959)	(10,412,741)	(148,654)	(1,311,715)	(303,042)	(2,919,026)

Net increase (decrease)	7,350,242	$65,585,291	20,298,827	$192,760,787	(142,847)	$(1,260,205)	(190,526)	$(1,857,105)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	817,250	$7,183,542	1,828,022	$17,427,951
Reinvested dividends	—	—	312,277	2,898,288
Shares redeemed	(1,356,510)	(11,898,652)	(3,345,105)	(32,141,770)

Net increase (decrease)	(539,260)	$(4,715,110)	(1,204,806)	$(11,815,531)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,299,411	$13,126,773	11,946,763	$83,188,705	10,477	$68,742	44,464	$291,211
Reinvested dividends	—	—	748,612	4,921,755	—	—	10,998	71,907
Shares redeemed	(15,429,956)	(101,928,187)	(3,629,046)	(24,330,069)	(48,060)	(300,885)	(128,412)	(890,324)

Net increase (decrease)	(13,130,545)	$(88,801,414)	9,066,329	$63,780,391	(37,583)	$(232,143)	(72,950)	$(527,206)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	634,117	$3,915,401	3,698,039	$23,687,642
Reinvested dividends	—	—	362,469	2,352,908
Shares redeemed	(2,283,291)	(14,130,140)	(3,497,236)	(23,935,179)

Net increase (decrease)	(1,649,174)	$(10,214,739)	563,272	$2,105,371

379

	Foreign Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016		For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,296,261	$31,663,829	10,365,178	$166,738,727	6,487	$89,518	35,143	$528,233
Reinvested dividends	—	—	935,378	14,552,056	—	—	21,393	332,745
Shares redeemed	(9,757,239)	(137,435,124)	(94,607)	(1,380,970)	(95,126)	(1,330,096)	(216,337)	(3,523,685)

Net increase (decrease)	(7,460,978)	$(105,771,295)	11,205,949	$179,909,813	(88,639)	$(1,240,578)	(159,801)	$(2,662,707)

	Class 3
	For the six months ended July 31, 2016 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	2,632,124	$36,452,940	3,330,961	$50,563,595
Reinvested dividends	—	—	725,886	11,265,715
Shares redeemed	(2,088,668)	(29,070,575)	(6,092,480)	(97,807,814)

Net increase (decrease)	543,456	$7,382,365	(2,035,633)	$(35,978,504)

Note 9.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2016:

Portfolio	J. P. Morgan Chase Bank	J. P. Morgan Clearing Corp.	National Financial Services, LLC	Oppenheimer & Co., Inc.
Equity Opportunities	$—	$—	$—	$1,426
Real Estate	—	—	5,879	—
Global Equities	50	2,343	—	—
Emerging Markets	—	175	—	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the six months ended July 31, 2016, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2016
SunAmerica Series Trust
Ultra Short Bond Portfolio, Class 1	$—	$—	$—	$117,044,397	$469,695	$1,011	$149,859	$116,725,572
Corporate Bond Portfolio, Class 1	—	—	636,214,691	6,575,525	218,233,484	(5,133,049)	60,566,724	479,990,407
Global Bond Portfolio, Class 1	—	—	84,482,963	952,046	1,310,411	(115,109)	7,675,736	91,685,225
High-Yield Bond Portfolio, Class 1	—	—	163,467,068	16,881,894	85,385,975	(5,148,219)	26,836,613	116,651,381
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	707,641,652	7,571,967	80,013,591	(3,539,742)	36,647,025	668,307,311
Equity Index Portfolio, Class 1	—	—	817,601,881	173,020,988	11,983,890	4,641,412	105,574,047	1,088,854,438
Growth-Income Portfolio, Class 1	—	—	323,441,515	110,618,250	20,624,275	3,867,806	41,070,154	458,373,450
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	—	187,467,174	939,392	18,779	3,455,471	190,002,032
Capital Growth Portfolio, Class 1	—	—	—	70,066,596	704,544	15,607	2,749,274	72,126,933
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	298,440,523	3,332,158	4,586,437	699,176	32,433,994	330,319,414
Fundamental Growth Portfolio, Class 1	—	—	66,743,486	119,496	46,333,295	(7,280,076)	12,239,790	25,489,401
Blue Chip Growth Portfolio	—	—	355,103,078	14,547,687	5,699,840	446,334	40,984,881	405,382,140

380

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2016
Real Estate Portfolio, Class 1	$—	$—	$60,061,670	$22,163,892	$3,902,989	$125,550	$13,590,814	$92,038,937
Small Company Value Portfolio, Class 1	—	—	162,155,804	1,510,015	21,667,112	4,331,242	30,700,246	177,030,195
Mid-Cap Growth Portfolio, Class 1	—	—	89,951,733	952,046	9,310,411	2,716,725	9,822,387	94,132,480
Aggressive Growth Portfolio, Class 1	—	—	69,345,714	788,154	54,507,422	11,550,466	(2,456,126)	24,720,786
Growth Opportunities Portfolio, Class 1	—	—	82,523,424	952,046	1,310,411	(40,168)	10,759,779	92,884,670
International Diversified Equities Portfolio, Class 1	—	—	200,328,067	71,742,618	4,120,321	(327,132)	13,261,577	280,884,809
International Growth and Income Portfolio, Class 1	—	—	9,164,671	—	9,749,802	(595,713)	1,180,844	—
Global Equities Portfolio, Class 1	—	—	337,035,284	3,785,982	5,006,794	1,476,273	26,885,870	364,176,615
Emerging Markets Portfolio, Class 1	—	—	209,135,291	12,335,716	98,806,331	(17,259,444)	51,972,829	157,378,061
Foreign Value Portfolio, Class 1	—	—	392,524,953	4,217,610	125,192,306	(3,242,053)	17,879,299	286,187,503
Seasons Series Trust
Stock Portfolio, Class 1	—	—	355,709,925	3,879,030	30,525,715	9,281,204	25,177,628	363,522,072
Large Cap Growth Portfolio, Class 1	—	—	131,762,100	15,428,068	1,965,615	54,429	14,381,203	159,660,185
Large Cap Value Portfolio, Class 1	—	—	340,340,563	3,808,183	5,241,643	1,360,963	48,083,826	388,351,892
Mid Cap Growth Portfolio, Class 1	—	—	79,160,218	940,946	1,192,987	248,955	12,711,650	91,868,782
Mid Cap Value Portfolio, Class 1	—	—	155,437,030	1,833,244	2,336,750	(145,981)	27,746,860	182,534,403
Small Cap Portfolio, Class 1	—	—	87,556,536	8,017,768	1,999,439	330,853	13,706,856	107,612,574
International Equity Portfolio, Class 1	—	—	277,250,533	28,309,962	4,351,590	404,754	20,070,161	321,683,820
Diversified Fixed Income Portfolio, Class 1	—	—	649,340,297	6,664,318	29,172,874	(848,099)	33,398,337	659,381,979
Real Return Portfolio, Class 1	—	—	105,065,568	952,046	15,310,411	(454,273)	3,627,873	93,880,803
SA Columbia Focused Growth Portfolio, Class 1	—	—	125,760,205	14,468,606	52,158,607	(9,157,872)	26,762,953	105,675,285
SA Columbia Focused Value Portfolio, Class 1	—	—	171,726,672	1,904,091	2,620,821	826,302	25,860,855	197,697,099
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	356,280,174	228,919,174	16,415,881	(754,749)	15,999,160	584,027,878
Growth and Income Portfolio, Class 1	—	—	181,455,981	1,926,290	14,855,670	5,309,898	15,791,599	189,628,098
Growth Portfolio, Class 1	—	—	329,907,338	3,719,388	174,302,252	20,876,775	23,255,851	203,457,100
Capital Appreciation Portfolio, Class 1	—	—	237,311,664	28,811,740	103,461,535	(3,518,849)	40,751,553	199,894,573
Natural Resources Portfolio, Class 1	—	—	43,013,486	453,826	51,346,404	(16,582,319)	24,461,411	—

	$—	$—	$8,692,441,758	$1,176,682,937	$1,317,116,922	$(5,558,333)	$915,768,863	$9,462,218,303

†	Includes reinvestments of distributions paid.

381

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2016
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$200,791,530	$1,956,976	$24,194,255	$(1,512,454)	$19,939,324	$196,981,121
Global Bond Portfolio, Class 1	—	—	100,304,204	46,141,121	2,850,359	(93,756)	10,326,891	153,828,101
High-Yield Bond Portfolio, Class 1	—	—	89,347,402	815,261	63,790,078	(6,528,292)	15,743,548	35,587,841
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	280,332,597	20,936,058	6,345,201	13,825	14,501,859	309,439,138
Equity Index Portfolio, Class 1	—	—	486,452,476	3,259,384	33,008,974	8,197,290	54,010,235	518,910,411
Growth-Income Portfolio, Class 1	—	—	288,135,177	2,935,466	14,291,384	3,358,702	34,009,913	314,147,874
Equity Opportunities Portfolio, Class 1	—	—	184,617,623	49,519,608	4,947,484	1,513,071	25,806,115	256,508,933
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	255,864,851	1,792,997	32,652,152	(2,488,402)	32,786,988	255,304,282
“Dogs” of Wall Street Portfolio, Class 1	—	—	152,993,985	1,467,731	22,145,690	4,598,028	21,229,625	158,143,679
SA AB Growth Portfolio, Class 1	—	—	140,914,976	1,467,733	3,145,692	929,441	13,113,105	153,279,563
Capital Growth Portfolio, Class 1	—	—	85,249,578	7,978,487	2,097,126	65,576	9,981,934	101,178,449
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	291,812,495	2,935,465	6,291,384	759,864	31,451,740	320,668,180
Real Estate Portfolio, Class 1	—	—	103,851,171	815,855	64,743,896	1,742,790	13,298,018	54,963,938
Small Company Value Portfolio, Class 1	—	—	70,248,679	489,245	23,048,565	(5,494,118)	17,316,893	59,512,134
Mid-Cap Growth Portfolio, Class 1	—	—	92,788,054	815,856	49,343,898	(1,918,231)	12,873,712	55,215,493
SA Janus Focused Growth Portfolio, Class 1	—	—	100,152,485	978,487	2,097,126	(130,728)	7,440,890	106,344,008
Growth Opportunities Portfolio, Class 1	—	—	5,305,652	—	5,300,000	(959,800)	1,404,332	450,184
Small & Mid Cap Value Portfolio, Class 1	—	—	90,222,745	978,489	2,097,128	(664,699)	18,067,432	106,506,839
International Growth and Income Portfolio, Class 1	—	—	136,692,588	9,467,732	3,145,691	99,855	5,605,351	148,719,835
Global Equities Portfolio, Class 1	—	—	137,548,297	1,467,731	3,145,690	660,495	10,846,866	147,377,699
Foreign Value Portfolio, Class 1	—	—	220,532,767	27,446,221	12,242,819	345,309	8,974,523	245,056,001
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	96,188,634	978,487	2,097,127	71,904	10,288,186	105,430,084
Large Cap Value Portfolio, Class 1	—	—	372,891,859	3,913,953	18,388,510	3,636,441	49,728,284	411,782,027
Mid Cap Growth Portfolio, Class 1	—	—	44,365,297	489,244	1,048,563	124,642	7,097,864	51,028,484
Mid Cap Value Portfolio, Class 1	—	—	54,914,191	489,243	1,048,563	(203,784)	9,903,883	64,054,970
Small Cap Portfolio, Class 1	—	—	112,296,781	20,447,567	4,031,690	462,601	19,237,763	148,413,022
International Equity Portfolio, Class 1	—	—	168,939,814	39,763,421	5,375,585	208,392	13,386,032	216,922,074
Diversified Fixed Income Portfolio, Class 1	—	—	100,355,132	978,489	2,097,129	(100,344)	5,256,161	104,392,309
Real Return Portfolio, Class 1	—	—	53,438,376	489,245	6,048,564	(571,462)	2,175,905	49,483,500
SA Columbia Focused Value Portfolio, Class 1	—	—	94,116,773	25,141,121	2,850,359	445,690	15,965,676	132,818,901
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	—	—	139,018,061	11,467,731	3,145,689	875	5,261,891	152,602,869

	$—	$—	$4,750,684,250	$287,824,404	$427,056,371	$6,568,721	$517,030,939	$5,135,051,943

†	Includes reinvestments of distributions paid.

382

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2016	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2016
American International Group, Inc. - Common Stocks	$54,582	$—	$5,183,847	$342,861	$442,632	$147,949	$(351,044)	$4,880,981

At July 31, 2016, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	Seasons Series Trust Allocation Balanced Portfolio	Seasons Series Trust Allocation Growth Portfolio	Seasons Series Trust Allocation Moderate Growth Portfolio	Seasons Series Trust Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio
Ultra Short Bond	3.34%	67.44%	0.02%	—%	—%	—%	—%	29.20%	—%
Corporate Bond	2.65	57.32	0.05	—	—	—	—	28.35	11.63
Global Bond	3.04	55.41	0.08	—	—	—	—	15.49	25.98
High-Yield	1.96	49.25	0.04	4.04	1.18	7.71	5.08	23.55	7.19
SA JPMorgan MFS Core Bond	2.52	49.05	0.06	—	—	—	—	33.06	15.31
Balanced	6.38	93.54	0.08	—	—	—	—	—	—
SA MFS Total Return	2.44	97.54	0.02	—	—	—	—	—	—
SunAmerica Dynamic Allocation	7.56	92.13	0.31	—	—	—	—	—	—
SunAmerica Dynamic Strategy	8.80	90.73	0.47	—	—	—	—	—	—
SA BlackRock VCP Global Multi Asset	8.61	89.41	1.98	—	—	—	—	—	—
SA Schroders VCP Global Allocation	8.42	90.33	1.25	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	8.40	90.56	1.04	—	—	—	—	—	—
VCP Total Return BalancedSM	8.83	90.08	1.09	—	—	—	—	—	—
VCPSM Value	9.83	89.41	0.76	—	—	—	—	—	—
Telecom Utility	5.00	94.93	0.07	—	—	—	—	—	—
Equity Index	—	1.00	—	—	—	—	—	67.05	31.95
Growth-Income	1.45	32.18	0.05	—	—	—	—	39.35	26.97
Equity Opportunities	1.28	33.70	0.16	—	—	—	—	—	64.86
SA Legg Mason BW Large Cap Value	2.38	67.20	0.02	—	—	—	—	12.97	17.43
“Dogs” of Wall Street	2.14	52.65	0.12	—	—	—	—	—	45.09
SA AB Growth	3.10	67.18	0.03	—	—	—	—	—	29.69
Capital Growth	1.17	24.37	0.11	—	—	—	—	30.94	43.41
SA MFS Massachusetts	1.73	39.59	0.05	—	—	—	—	29.75	28.88
Fundamental Growth	3.70	79.05	—	—	—	—	—	17.25	—
Blue Chip Growth	1.23	22.81	0.05	—	—	—	—	75.91	—
Real Estate	3.19	59.00	0.01	0.62	0.66	2.93	1.17	20.30	12.12
Small Company Value	2.53	46.56	0.03	—	—	—	—	38.08	12.80
Mid-Cap Growth	2.49	55.79	0.02	—	—	—	—	26.28	15.42
Aggressive Growth	4.11	69.62	0.07	—	—	—	—	26.20	—
Growth Opportunities	3.26	63.86	0.01	—	—	—	—	32.71	0.16
SA Janus Focused Growth	2.22	57.64	0.08	—	—	—	—	—	40.06
Technology	4.96	94.91	0.13	—	—	—	—	—	—
Small & Mid Cap Value	3.86	79.07	0.04	—	—	—	—	—	17.03
International Growth and Income	2.78	54.22	—	—	—	—	—	—	43.00
Global Equities	0.54	14.17	0.00	—	—	—	—	60.72	24.57
International Diversified Equities	1.85	39.82	0.05	—	—	—	—	58.28	—
Emerging Markets	2.40	50.21	0.04	—	—	—	—	47.35	—
Foreign Value	2.17	48.65	0.02	—	—	—	—	26.48	22.68

Note 10.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios.

The High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

383

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA JPMorgan MFS Core Bond, the Balanced, and SA MFS Total Return Bond Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies may include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Securities in the utilities sector are subject to many risks, including increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

The Real Estate Portfolio invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

Note 11.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Corporate Bond	9	$3,165	$7,395,608	1.70%
SA JPMorgan MFS Core Bond	10	699	1,483,202	1.69
VCP Total Return BalancedSM	3	3,039	21,634,649	1.69
SA Legg Mason BW Large Cap Value	5	1,226	5,237,008	1.68
“Dogs” of Wall Street	6	49	173,869	1.69
SA MFS Massachusetts Investors Trust	1	8	160,215	1.74
Real Estate	10	834	1,754,067	1.71
Technology	12	101	178,645	1.70
Small & Mid Cap Value	5	795	3,388,455	1.69
Emerging Markets	23	14,279	12,884,561	1.72

As of July 31, 2016, the following Portfolio had an outstanding borrowing:

Portfolio	Amount
Emerging Markets	$30,621,362

Note 12.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow

384

money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2016, none of the Portfolios participated in this program.

Note 13.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2016, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Corporate Bond	$—	$1,375,125	$27,739
SA JPMorgan MFS Core Bond	942,775	—	—
SA MFS Total Return	31,347	9,825	616
SA T. Rowe Price VCP Balanced	14,882	—	—
VCP Total Return BalancedSM	2,837,754	—	—
Telecom Utility	178,339	6,535	(2,337)
Equity Opportunities	640,898	712,845	201,282
SA MFS Massachusetts Investors Trust	87,589	564,125	162,926
Blue Chip Growth Opportunities	1,548,271	1,408,770	(165,383)

385

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Ultra Short Bond Portfolio# — Class 1
01/31/12	$10.67	$(0.03)	$0.00	$(0.03)		$—	$—	$—	$10.64	(0.28)%	$112,296	0.51%		(0.27)%		—%
01/31/13	10.64	(0.03)	0.00	(0.03)		—	—	—	10.61	(0.28)	87,619	0.51	(1)	(0.25	)(1)	—
01/31/14	10.61	(0.03)	(0.00)	(0.03)		—	—	—	10.58	(0.28)	79,418	0.45	(1)	(0.27	)(1)	—
01/31/15	10.58	(0.03)	0.01	(0.02)		—	—	—	10.56	(0.19)	72,581	0.45	(1)	(0.28	)(1)	—
01/31/16	10.56	(0.02)	0.00	(0.02	)(2)	—	—	—	10.54	(0.19)	63,380	0.45	(1)	(0.19	)(1)	—
07/31/16@	10.54	0.01	(0.01)	0.00		—	—	—	10.54	0.00	170,747	0.52	†(1)	0.15	†(1)	92

Ultra Short Bond Portfolio# — Class 2
01/31/12	10.63	(0.05)	0.01	(0.04)		—	—	—	10.59	(0.38)	23,268	0.66		(0.42)		—
01/31/13	10.59	(0.04)	0.00	(0.04)		—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—
01/31/14	10.55	(0.04)	(0.01)	(0.05)		—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
01/31/15	10.50	(0.04)	0.00	(0.04)		—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—
07/31/16@	10.42	(0.00)	0.00	(0.00)		—	—	—	10.42	0.00	18,556	0.65	†(1)	(0.04	)†(1)	92

Ultra Short Bond Portfolio# — Class 3
01/31/12	10.60	(0.06)	0.01	(0.05)		—	—	—	10.55	(0.47)	193,277	0.76		(0.52)		—
01/31/13	10.55	(0.05)	0.00	(0.05)		—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—
01/31/14	10.50	(0.05)	(0.01)	(0.06)		—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
01/31/15	10.44	(0.05)	0.00	(0.05)		—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—
07/31/16@	10.34	(0.01)	(0.00)	(0.01)		—	—	—	10.33	(0.10)	206,099	0.75	†(1)	(0.15	)†(1)	92

Corporate Bond Portfolio — Class 1
01/31/12	13.58	0.82	0.19	1.01		(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58		5.95		28
01/31/13	13.61	0.73	0.46	1.19		(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20
01/31/14	13.90	0.62	(0.25)	0.37		(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56		4.67		14
01/31/15	13.49	0.59	0.27	0.86		(0.50)	(0.04)	(0.54)	13.81	6.47	831,572	0.55		4.31		12
01/31/16	13.81	0.57	(1.02)	(0.45)		(0.53)	(0.04)	(0.57)	12.79	(3.32)	962,298	0.54		4.27		18
07/31/16@	12.79	0.29	0.98	1.27		—	—	—	14.06	9.93	805,282	0.54	†	4.33	†	10

Corporate Bond Portfolio — Class 2
01/31/12	13.55	0.80	0.19	0.99		(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73		5.80		28
01/31/13	13.59	0.72	0.45	1.17		(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20
01/31/14	13.88	0.63	(0.28)	0.35		(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71		4.54		14
01/31/15	13.47	0.58	0.26	0.84		(0.48)	(0.04)	(0.52)	13.79	6.29	28,786	0.70		4.19		12
01/31/16	13.79	0.56	(1.02)	(0.46)		(0.51)	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69		4.12		18
07/31/16@	12.78	0.28	0.98	1.26		—	—	—	14.04	9.86	25,051	0.69	†	4.17	†	10

Corporate Bond Portfolio — Class 3
01/31/12	13.51	0.77	0.22	0.99		(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83		5.69		28
01/31/13	13.55	0.70	0.44	1.14		(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20
01/31/14	13.82	0.60	(0.26)	0.34		(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81		4.43		14
01/31/15	13.41	0.56	0.26	0.82		(0.47)	(0.04)	(0.51)	13.72	6.17	900,946	0.80		4.08		12
01/31/16	13.72	0.54	(1.02)	(0.48)		(0.49)	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79		4.02		18
07/31/16@	12.71	0.27	0.98	1.25		—	—	—	13.96	9.83	856,569	0.79	†	4.07	†	10

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/13	1/14	1/15	1/16	7/16†@	1/13	1/14	1/15	1/16	7/16†@
Ultra Short Bond Class 1	0.52%	0.51%	0.50%	0.53%	0.56%	(0.26)%	(0.33)%	(0.33)%	(0.27)%	0.12%
Ultra Short Bond Class 2	0.67	0.66	0.65	0.67	0.70	(0.41)	(0.48)	(0.48)	(0.42)	(0.09)
Ultra Short Bond Class 3	0.77	0.76	0.75	0.78	0.80	(0.51)	(0.58)	(0.58)	(0.51)	(0.20)

(2)	Includes the effect of a merger (See Note 2).

See Notes to Financial Statements

386

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Global Bond Portfolio — Class 1
01/31/12	$12.25	$0.24	$0.65	$0.89	$(0.29)	$(0.18)	$(0.47)	$12.67	7.38%	$75,908	0.72%		1.90%		155%
01/31/13	12.67	0.18	(0.04)	0.14	(0.73)	(0.48)	(1.21)	11.60	0.81 (1)	86,830	0.72		1.49		226
01/31/14	11.60	0.15	(0.25)	(0.10)	(0.13)	(0.10)	(0.23)	11.27	(0.83)	140,303	0.71		1.37		222
01/31/15	11.27	0.14	(0.38)	(0.24)	—	—	—	11.03	(2.13)	189,565	0.70		1.25		69
01/31/16	11.03	0.11	(0.25)	(0.14)	—	(0.05)	(0.05)	10.84	(1.28)	224,593	0.69		0.99		99
07/31/16@	10.84	0.05	0.92	0.97	—	—	—	11.81	8.95	286,355	0.68	†	0.83	†	50

Global Bond Portfolio — Class 2
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16	14,388	0.87		1.77		155
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72 (1)	12,503	0.87		1.34		226
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)	10,753	0.86		1.19		222
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	10.95	(2.23)	8,839	0.85		1.12		69
01/31/16	10.95	0.09	(0.25)	(0.16)	—	(0.05)	(0.05)	10.74	(1.48)	7,169	0.84		0.85		99
07/31/16@	10.74	0.04	0.91	0.95	—	—	—	11.69	8.85	7,380	0.83	†	0.67	†	50

Global Bond Portfolio — Class 3
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06	229,351	0.97		1.63		155
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60 (1)	247,406	0.97		1.24		226
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)	275,388	0.96		1.10		222
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	10.86	(2.43)	274,670	0.95		1.01		69
01/31/16	10.86	0.08	(0.24)	(0.16)	—	(0.05)	(0.05)	10.65	(1.49)	262,904	0.94		0.75		99
07/31/16@	10.65	0.03	0.90	0.93	—	—	—	11.58	8.73	292,622	0.93	†	0.57	†	50

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

387

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/12	$5.78	$0.43	$(0.19)	$0.24	$(0.50)	$—	$(0.50)	$5.52	4.85%	$101,784	0.72%		7.51%		79%
01/31/13	5.52	0.40	0.44	0.84	(0.38)	—	(0.38)	5.98	15.49	121,315	0.69		7.03		108
01/31/14	5.98	0.37	0.03	0.40	(0.34)	—	(0.34)	6.04	6.83	222,289	0.66		6.29		85
01/31/15	6.04	0.35	(0.29)	0.06	(0.31)	—	(0.31)	5.79	0.99	288,427	0.65		5.82		71
01/31/16	5.79	0.35	(0.72)	(0.37)	(0.31)	—	(0.31)	5.11	(6.69)	307,191	0.64		6.13		78
07/31/16@	5.11	0.19	0.51	0.70	—	—	—	5.81	13.70	302,882	0.63	†	6.90	†	60

High-Yield Bond Portfolio — Class 2
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85	18,941	0.87		7.37		79
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32	18,353	0.84		6.89		108
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66	16,144	0.82		6.18		85
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	(0.30)	5.78	0.81	12,841	0.80		5.68		71
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	(0.30)	5.10	(6.89)	10,267	0.79		5.97		78
07/31/16@	5.10	0.18	0.52	0.70	—	—	—	5.80	13.73	11,443	0.78	†	6.72	†	60

High-Yield Bond Portfolio — Class 3
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80	169,295	0.97		7.21		79
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13	201,405	0.94		6.78		108
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43	197,270	0.92		6.07		85
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	(0.30)	5.75	0.73	190,077	0.90		5.57		71
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	(0.30)	5.08	(6.82)	191,653	0.89		5.88		78
07/31/16@	5.08	0.19	0.50	0.69	—	—	—	5.77	13.58	179,575	0.88	†	6.60	†	60

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96	130,310	0.66		2.57		147
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98	240,184	0.65		1.67		163
01/31/14	9.25	0.12	(0.28)	(0.16)	(0.13)	(0.12)	(0.25)	8.84	(1.78)	548,331	0.65		1.43		227
01/31/15	8.84	0.14	0.34	0.48	(0.12)	—	(0.12)	9.20	5.43	852,919	0.64	(1)	1.56	(1)	305
01/31/16	9.20	0.16	(0.23)	(0.07)	(0.11)	(0.22)	(0.33)	8.80	(0.78)	1,065,054	0.54	(1)	1.76	(1)	65
07/31/16@	8.80	0.10	0.34	0.44	—	—	—	9.24	5.00	1,053,671	0.53	†(1)	2.12	†(1)	25

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72	22,925	0.81		2.42		147
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86	24,233	0.80		1.59		163
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)	18,704	0.80		1.28		227
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	(0.10)	9.16	5.37	15,129	0.79	(1)	1.49	(1)	305
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69	(1)	1.57	(1)	65
07/31/16@	8.77	0.09	0.34	0.43	—	—	—	9.20	4.90	10,171	0.68	†(1)	1.97	†(1)	25

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65	753,735	0.91		2.33		147
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84	948,294	0.90		1.48		163
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)	1,019,174	0.90		1.18		227
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	(0.10)	9.11	5.23	1,004,578	0.89	(1)	1.36	(1)	305
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79	(1)	1.49	(1)	65
07/31/16@	8.72	0.08	0.34	0.42	—	—	—	9.14	4.82	946,925	0.78	†(1)	1.87	†(1)	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/15	1/16	7/16†@	1/15	1/16	7/16†@
SA JPMorgan MFS Core Bond Class 1	0.64%	0.64%	0.63%	1.56%	1.67%	2.02%
SA JPMorgan MFS Core Bond Class 2	0.79	0.79	0.78	1.49	1.48	1.87
SA JPMorgan MFS Core Bond Class 3	0.89	0.89	0.88	1.36	1.40	1.77

See Notes to Financial Statements

388

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Balanced Portfolio — Class 1
01/31/12	$14.55	$0.24	$0.50	$0.74	$(0.27)	$—	$(0.27)	$15.02	5.21%	$85,104	0.83%		1.61%		127%
01/31/13	15.02	0.28	1.47	1.75	(0.22)	—	(0.22)	16.55	11.71	83,106	0.81		1.79		105
01/31/14	16.55	0.26	2.13	2.39	(0.27)	—	(0.27)	18.67	14.51	89,077	0.78		1.47		106
01/31/15	18.67	0.34	1.85	2.19	(0.28)	—	(0.28)	20.58	11.83	87,892	0.73		1.71		68
01/31/16	20.58	0.30	(0.72)	(0.42)	(0.37)	(1.58)	(1.95)	18.21	(2.29)	77,857	0.73		1.46		82
07/31/16@	18.21	0.15	1.38	1.53	—	—	—	19.74	8.40	82,191	0.73	†	1.60	†	43
Balanced Portfolio — Class 2
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99	9,492	0.98		1.47		127
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96		1.64		105
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93		1.32		106
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	(0.26)	20.54	11.64	11,458	0.88		1.57		68
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88		1.32		82
07/31/16@	18.17	0.14	1.38	1.52	—	—	—	19.69	8.37	10,721	0.87	†	1.45	†	43
Balanced Portfolio — Class 3
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90	45,154	1.08		1.36		127
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06		1.52		105
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03		1.21		106
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	(0.24)	20.49	11.53	125,451	0.98		1.47		68
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98		1.21		82
07/31/16@	18.12	0.13	1.37	1.50	—	—	—	19.62	8.28	136,703	0.97	†	1.35	†	43

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

389

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average netassets(1)		Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/12	$14.81	$0.37	$0.12	$0.49	$(0.41)	$—	$(0.41)	$14.89	3.48%	$277,370	0.71%		2.46%		18%
01/31/13	14.89	0.36	1.43	1.79	(0.44)	—	(0.44)	16.24	12.13	259,727	0.71		2.29		23
01/31/14	16.24	0.35	1.72	2.07	(0.42)	—	(0.42)	17.89	12.81	250,645	0.70		2.00		44
01/31/15	17.89	0.42	1.17	1.59	(0.41)	—	(0.41)	19.07	8.96	233,620	0.69		2.21		31
01/31/16	19.07	0.40	(0.64)	(0.24)	(0.48)	—	(0.48)	18.35	(1.31)	197,724	0.69		2.05		38
07/31/16@	18.35	0.22	1.66	1.88	—	—	—	20.23	10.25	203,504	0.69	†	2.26	†	13
SA MFS Total Return Portfolio — Class 2
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29	48,757	0.86		2.31		18
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86		2.14		23
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85		1.85		44
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	(0.38)	19.06	8.78	37,921	0.84		2.06		31
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	(0.45)	18.35	(1.44)	31,255	0.84		1.90		38
07/31/16@	18.35	0.20	1.66	1.86	—	—	—	20.21	10.14	32,403	0.84	†	2.10	†	13
SA MFS Total Return Portfolio — Class 3
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19	326,242	0.96		2.21		18
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96		2.04		23
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95		1.75		44
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	(0.36)	19.02	8.70	339,088	0.94		1.95		31
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	(0.43)	18.31	(1.54)	296,540	0.94		1.80		38
07/31/16@	18.31	0.19	1.66	1.85	—	—	—	20.16	10.10	312,588	0.94	†	2.00	†	13

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
SA MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

390

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#- 01/31/12	$10.00	$(0.01)	$0.07	$0.06	$—	$—	$—	$10.06	0.60%	$21,444	0.55	%(1)†	(0.34	)%(1)†	0%
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32	2,192,952	0.54	(1)	1.42	(1)	15
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07	5,837,927	0.49		0.94		10
01/31/15	12.09	0.12	0.59	0.71	(0.07)	(0.09)	(0.16)	12.64	5.87	9,425,867	0.48		0.86		13
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10
07/31/16@	11.42	(0.01)	1.03	1.02	—	—	—	12.44	8.93	11,631,412	0.47	(1)†	(0.12	)(1)†	15

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22	289,764	0.55	(1)†	1.95	(1)†	27
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22	2,429,480	0.52	(1)	1.13	(1)	8
01/31/15	11.93	0.10	0.56	0.66	(0.05)	(0.00)	(0.05)	12.54	5.55	4,943,613	0.50		0.82		8
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
07/31/16@	11.50	(0.01)	0.97	0.96	—	—	—	12.46	8.35	6,299,198	0.48	(1)†	(0.14	)(1)†	8

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	10.19	1.90	12,290	1.16	(1)†	(0.15	)(1)†	0
07/31/16@	10.19	0.02	0.49	0.51	—	—	—	10.70	5.00	244,026	1.16	†(1)	0.36	†(1)	67

SA Schroders VCP Global Allocation Value Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	10.15	1.50	12,374	1.15	(1)†	(0.73	)(1)†	0
07/31/16@	10.15	0.01	0.72	0.73	—	—	—	10.88	7.19	181,668	1.15	†(1)	0.27	†(1)	23

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses									Net Investment Income (Loss)
	1/12		1/13		1/14	1/15	1/16		7/16†@	1/12		1/13		1/14	1/15	1/16		7/16†@
SunAmerica Dynamic Allocation Class 3	10.18	%†	0.53%		—%	—%	—%		0.47%	(9.97	)%†	1.42%		—%	—%	—%		(0.12)%
SunAmerica Dynamic Strategy Class 3	—		0.62	†	0.52	—	—		0.48	—		1.88	†	1.13	—	—		(0.14)
SA BlackRock VCP Global Multi Asset Class 3	—		—		—	—	12.00	†	1.43	—		—		—	—	(10.99	)†	0.09
SA Schroders VCP Global Allocation Class 3	—		—		—	—	12.10	†	1.36	—		—		—	—	(11.68	)†	0.06

See Notes to Financial Statements

391

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 01/31/16	$10.00	$(0.00)	$0.08	$0.08	$—	$—	$—	$10.08	0.80%	$13,572	1.15	%†	(0.09	)%†	1%
07/31/16@	10.08	0.04	0.53	0.57	—	—	—	10.65	5.65	303,602	1.15	†	0.91	†	80

VCP Total Return BalancedSM Portfolio — Class 3
05/01/13#-01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89	73,541	1.16	†	(0.62	)†	46
01/31/15	10.34	(0.05)	0.72	0.67	—	(0.39)	(0.39)	10.62	6.46	222,442	1.16		(0.49)		55
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16		(0.42)		66
07/31/16@	10.09	(0.01)	1.00	0.99	—	—	—	11.08	9.81	841,911	1.16	†	(0.21	)†	94

VCPSM Value Portfolio — Class 3
05/01/13#-01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89 (3)	76,672	1.23	†	0.54	†	52
01/31/15	10.85	0.10	0.74	0.84	(0.11)	(0.17)	(0.28)	11.41	7.74	237,408	1.23	(2)	0.89	(2)	114
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	(0.02)	10.87	(4.56)	718,952	1.23	(2)	0.74	(2)	135
07/31/16@	10.87	0.08	0.64	0.72	—	—	—	11.59	6.62	966,455	1.19	†(2)	1.42	†(2)	82

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses								Net Investment Income (Loss)
	1/14		1/15		1/16		7/16†@		1/14		1/15	1/16		7/16†@
SA T. Rowe Price VCP Balanced Class 3	—%		—%		15.65	%†	1.57%		—%		—%	(14.58	)%†	0.49%
VCP Total Return BalancedSM Class 3	1.63	†	1.22		1.16		1.15		(1.09	)†	(0.54)	(0.42)		(0.20)
VCPSM Value Class 3	1.71	†	1.27	(2)	1.20	(2)	1.17	(2)	0.06	†	0.86 (2)	0.76	(2)	1.44 (2)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	7/16†@
VCPSM Value Class 3	0.00%	0.00%	0.00%
(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

392

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/12	$10.88	$0.37	$0.15	$0.52	$(0.27)	$—	$(0.27)	$11.13	4.87%	$22,471	1.17	%(2)	3.25	%(2)	51%
01/31/13	11.13	0.33	1.57	1.90	(0.42)	—	(0.42)	12.61	17.25	22,331	1.16	(2)	2.78	(2)	52
01/31/14	12.61	0.38	1.53	1.91	(0.33)	—	(0.33)	14.19	15.25	22,341	1.08	(2)	2.76	(2)	45
01/31/15	14.19	0.41	1.20	1.61	(0.43)	—	(0.43)	15.37	11.41	22,214	0.95	(2)	2.59	(2)	43
01/31/16	15.37	0.29	(1.89)	(1.60)	(0.74)	—	(0.74)	13.03	(10.75)	16,326	1.00	(2)	1.94	(2)	44
07/31/16@	13.03	0.19	1.81	2.00	—	—	—	15.03	15.35	17,792	0.96	†(2)	2.63	†(2)	17

Telecom Utility Portfolio — Class 2
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64	3,116	1.32	(2)	3.12	(2)	51
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08	2,901	1.31	(2)	2.63	(2)	52
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06	2,418	1.23	(2)	2.63	(2)	45
01/31/15	14.18	0.38	1.21	1.59	(0.38)	—	(0.38)	15.39	11.28	2,481	1.10	(2)	2.44	(2)	43
01/31/16	15.39	0.27	(1.90)	(1.63)	(0.71)	—	(0.71)	13.05	(10.90)	1,856	1.15	(2)	1.79	(2)	44
07/31/16@	13.05	0.17	1.82	1.99	—	—	—	15.04	15.25	2,120	1.11	†(2)	2.48	†(2)	17

Telecom Utility Portfolio — Class 3
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55	20,437	1.42	(2)	2.76	(2)	51
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93	24,076	1.41	(2)	2.53	(2)	52
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97	26,653	1.32	(2)	2.49	(2)	45
01/31/15	14.13	0.35	1.21	1.56	(0.37)	—	(0.37)	15.32	11.10	30,289	1.20	(2)	2.28	(2)	43
01/31/16	15.32	0.25	(1.88)	(1.63)	(0.70)	—	(0.70)	12.99	(10.97)	25,185	1.25	(2)	1.69	(2)	44
07/31/16@	12.99	0.17	1.81	1.98	—	—	—	14.97	15.24	27,596	1.21	†(2)	2.39	†(2)	17

Equity Index Portfolio — Class 1
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66	18,485	0.55	(1)	1.52	(1)	32
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68 (3)	222,477	0.55	(1)	1.70	(1)	85
01/31/14	12.69	0.20	2.43	2.63	(0.05)	—	(0.05)	15.27	20.72	715,800	0.47	(1)	1.46	(1)	58
01/31/15	15.27	0.25	1.82	2.07	(0.11)	(0.13)	(0.24)	17.10	13.62	1,174,316	0.44	(1)	1.50	(1)	38
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38	(1)	1.68	(1)	23
07/31/16@	16.47	0.17	1.98	2.15	—	—	—	18.62	13.05	1,624,306	0.33	%†(1)	1.92	%†(1)	2

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/12	1/13	1/14	1/15	1/16	7/16†@	1/12	1/13	1/14	1/15	1/16	7/16†@
Equity Index Class 1	1.06%	0.58%	0.45%	0.45%	0.44%	0.44%	1.01%	1.67%	1.48%	1.54%	1.62%	1.81%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
Telecom Utility Class 1	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%
Telecom Utility Class 2	0.00	0.00	0.01	0.01	0.01	0.00
Telecom Utility Class 3	0.00	0.00	0.01	0.01	0.01	0.00
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

393

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/12	$19.86	$0.53	$1.60	$2.13	$(0.20)	$—	$(0.20)	$21.79	10.83%	$180,705	0.73	%(1)	2.51	%(1)	49%
01/31/13	21.79	0.63	2.89	3.52	(0.41)	(0.21)	(0.62)	24.69	16.31	263,339	0.69	(1)	2.74	(1)	34
01/31/14	24.69	0.57	4.35	4.92	(0.42)	(0.52)	(0.94)	28.67	20.08	472,564	0.64	(1)	2.08	(1)	28
01/31/15	28.67	0.68	3.51	4.19	(0.40)	(1.19)	(1.59)	31.27	14.94	727,505	0.60	(1)	2.20	(1)	20
01/31/16	31.27	0.68	(1.48)	(0.80)	(0.57)	(1.22)	(1.79)	28.68	(2.69)	764,330	0.58	(1)	2.19	(1)	23
07/31/16@	28.68	0.34	3.42	3.76	—	—	—	32.44	13.11	934,572	0.58	†(1)	2.27	†(1)	9

Growth-Income Portfolio — Class 2
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69	11,423	0.88	(1)	2.35	(1)	49
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13	11,546	0.85	(1)	2.59	(1)	34
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89	12,292	0.79	(1)	1.98	(1)	28
01/31/15	28.63	0.65	3.49	4.14	(0.35)	(1.19)	(1.54)	31.23	14.78	11,573	0.75	(1)	2.06	(1)	20
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73	(1)	2.06	(1)	23
07/31/16@	28.64	0.33	3.40	3.73	—	—	—	32.37	13.02	11,022	0.73	†(1)	2.16	†(1)	9

Growth-Income Portfolio — Class 3
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54	67,491	0.97	(1)	2.16	(1)	49
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01	107,051	0.94	(1)	2.48	(1)	34
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78	164,406	0.89	(1)	1.85	(1)	28
01/31/15	28.57	0.61	3.49	4.10	(0.35)	(1.19)	(1.54)	31.13	14.65	201,697	0.85	(1)	1.96	(1)	20
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83	(1)	1.95	(1)	23
07/31/16@	28.54	0.31	3.39	3.70	—	—	—	32.24	12.96	217,817	0.83	†(1)	2.05	†(1)	9

Equity Opportunities Portfolio — Class 1
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28	48,195	0.91		0.70		36
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87 (2)	55,236	0.91		0.92		53
01/31/14	13.94	0.11	2.86	2.97	(0.09)	—	(0.09)	16.82	21.33	110,533	0.86		0.69		61
01/31/15	16.82	0.15	1.65	1.80	(0.07)	—	(0.07)	18.55	10.74	170,420	0.82		0.81		54
01/31/16	18.55	0.20	0.03	0.23	(0.12)	(0.86)	(0.98)	17.80	1.05	225,320	0.80		1.08		52
07/31/16@	17.80	0.11	2.27	2.38	—	—	—	20.18	13.37	299,473	0.78	†	1.24	†	16

Equity Opportunities Portfolio — Class 2
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18	6,703	1.06		0.55		36
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69 (2)	6,373	1.06		0.77		53
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13	6,217	1.02		0.57		61
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	(0.05)	18.52	10.55	5,759	0.97		0.66		54
01/31/16	18.52	0.18	0.02	0.20	(0.08)	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52
07/31/16@	17.78	0.11	2.25	2.36	—	—	—	20.14	13.27	5,222	0.94	†	1.13	†	16

Equity Opportunities Portfolio — Class 3
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07	29,537	1.16		0.45		36
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55 (2)	34,190	1.16		0.68		53
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07	61,787	1.11		0.44		61
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	(0.04)	18.48	10.42	79,979	1.07		0.56		54
01/31/16	18.48	0.16	0.02	0.18	(0.07)	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52
07/31/16@	17.73	0.10	2.25	2.35	—	—	—	20.08	13.25	90,350	1.04	†	1.02	†	16

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
Growth-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

394

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/12	$23.52	$0.23	$(0.53)	$(0.30)	$(0.31)	$—	$(0.31)	$22.91	(1.16)%	$552,275	0.78	%(1)	1.01	%(1)	13%
01/31/13	22.91	0.33	2.83	3.16	(0.19)	(1.41)	(1.60)	24.47	14.31	539,107	0.78	(1)	1.41	(1)	13
01/31/14	24.47	0.18	4.78	4.96	(0.33)	(1.63)	(1.96)	27.47	20.63	638,286	0.76	(1)	0.67	(1)	13
01/31/15	27.47	0.14	1.83	1.97	(0.19)	(2.68)	(2.87)	26.57	7.52	688,896	0.75	(1)	0.49	(1)	28
01/31/16	26.57	0.26	(0.41)	(0.15)	(0.14)	(4.41)	(4.55)	21.87	(1.55)	666,660	0.74	(1)(2)	0.98	(1)(2)	126
07/31/16@	21.87	0.23	2.48	2.71	—	—	—	24.58	12.39	876,047	0.70	†(1)(2)	1.99	†(1)(2)	23

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)	75,904	0.93	(1)	0.86	(1)	13
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12	71,683	0.93	(1)	1.26	(1)	13
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
01/31/15	27.44	0.10	1.83	1.93	(0.14)	(2.68)	(2.82)	26.55	7.38	61,129	0.90	(1)	0.35	(1)	28
01/31/16	26.55	0.22	(0.40)	(0.18)	(0.10)	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89	(1)(2)	0.82	(1)(2)	126
07/31/16@	21.86	0.22	2.47	2.69	—	—	—	24.55	12.31	52,336	0.85	†(1)(2)	1.89	†(1)(2)	23

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)	607,474	1.03	(1)	0.75	(1)	13
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02	628,026	1.03	(1)	1.17	(1)	13
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
01/31/15	27.36	0.07	1.82	1.89	(0.11)	(2.68)	(2.79)	26.46	7.26	583,624	1.00	(1)	0.25	(1)	28
01/31/16	26.46	0.19	(0.39)	(0.20)	(0.07)	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99	(1)(2)	0.72	(1)(2)	126
07/31/16@	21.78	0.21	2.46	2.67	—	—	—	24.45	12.26	533,635	0.95	†(1)(2)	1.79	†(1)(2)	23

“Dogs” of Wall Street Portfolio — Class 1
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15	30,404	0.74		2.80		56
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04	38,148	0.72		2.83		68
01/31/14	10.01	0.29	2.16	2.45	(0.17)	—	(0.17)	12.29	24.56	95,864	0.68		2.49		50
01/31/15	12.29	0.32	1.11	1.43	(0.19)	(0.55)	(0.74)	12.98	11.84	156,928	0.66		2.42		46
01/31/16	12.98	0.31	(0.00)	0.31	(0.26)	(0.91)	(1.17)	12.12	2.38	183,901	0.64		2.43		68
07/31/16@	12.12	0.17	2.02	2.19	—	—	—	14.31	18.07	193,941	0.64	†	2.51	†	35

“Dogs” of Wall Street Portfolio — Class 2
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01	7,287	0.89		2.65		56
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79	7,396	0.87		2.67		68
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83		2.36		50
01/31/15	12.27	0.30	1.10	1.40	(0.17)	(0.55)	(0.72)	12.95	11.60	7,347	0.81		2.28		46
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	(0.91)	(1.15)	12.10	2.28	6,464	0.79		2.30		68
07/31/16@	12.10	0.16	2.01	2.17	—	—	—	14.27	17.93	7,327	0.79	†	2.37	†	35

“Dogs” of Wall Street Portfolio — Class 3
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95	41,070	0.99		2.55		56
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73	59,487	0.97		2.58		68
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93		2.25		50
01/31/15	12.23	0.28	1.10	1.38	(0.17)	(0.55)	(0.72)	12.89	11.46	126,193	0.91		2.17		46
01/31/16	12.89	0.28	0.01	0.29	(0.23)	(0.91)	(1.14)	12.04	2.23	123,619	0.89		2.19		68
07/31/16@	12.04	0.15	2.00	2.15	—	—	—	14.19	17.86	148,202	0.89	†	2.25	†	35

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	01/16(1)	7/16†@(1)	01/16(1)	7/16†@(1)
SA Legg Mason BW Large Cap Value Class 1	0.76%	0.76%	0.96%	1.93%
SA Legg Mason BW Large Cap Value Class 2	0.91	0.91	0.80	1.84
SA Legg Mason BW Large Cap Value Class 3	1.01	1.01	0.70	1.73

See Notes to Financial Statements

395

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/12	$23.62	$0.11	$0.64	$0.75	$(0.12)	$—	$(0.12)	$24.25	3.21%	$225,882	0.69%		0.48%	94%
01/31/13	24.25	0.08	3.00	3.08	(0.13)	—	(0.13)	27.20	12.71	221,469	0.69		0.29	92
01/31/14	27.20	0.02	7.20	7.22	(0.09)	—	(0.09)	34.33	26.55	270,895	0.67		0.04	63
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66		0.20	67
01/31/16	40.14	0.09	2.11	2.20	(0.06)	(4.31)	(4.37)	37.97	5.24	352,893	0.65		0.21	65
07/31/16@	37.97	0.03	3.77	3.80	—	—	—	41.77	10.01	372,218	0.66	†	0.14 †	25

SA AB Growth Portfolio — Class 2
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84		0.33	94
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84		0.15	92
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83		(0.10)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81		0.06	67
01/31/16	40.01	0.03	2.09	2.12	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80		0.07	65
07/31/16@	37.82	(0.00)	3.76	3.76	—	—	—	41.58	9.94	20,105	0.81	†	(0.01)†	25

SA AB Growth Portfolio — Class 3
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94		0.23	94
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94		0.04	92
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93		(0.20)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91		(0.04)	67
01/31/16	39.78	(0.01)	2.09	2.08	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90		(0.03)	65
07/31/16@	37.55	(0.02)	3.72	3.70	—	—	—	41.25	9.85	122,333	0.91	†	(0.11)†	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
SA AB Growth Class 1	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.01	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

396

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/12	$8.72	$0.03	$0.20	$0.23	$—	$—	$—	$8.95	2.64%	$8,122	1.00%		0.39%		26%
01/31/13	8.95	0.07	1.04	1.11	(0.04)	—	(0.04)	10.02	12.43	7,435	1.00		0.71		30
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24		82
01/31/15	12.00	0.03	1.01	1.04	(0.01)	—	(0.01)	13.03	8.69	42,252	0.85	(2)	0.22	(2)	112
01/31/16	13.03	0.05	0.20	0.25	(0.01)	(0.57)	(0.58)	12.70	1.75	91,155	0.81	(2)	0.39	(2)	51
07/31/16@	12.70	0.04	1.42	1.46	—	—	—	14.16	11.50	179,598	0.81	†(2)	0.62	†(2)	26

Capital Growth Portfolio — Class 2
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15		0.23		26
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14		0.58		30
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10		82
01/31/15	11.85	0.02	0.99	1.01	—	—	—	12.86	8.52	1,825	1.03	(2)	0.13	(2)	112
01/31/16	12.86	0.04	0.20	0.24	—	(0.57)	(0.57)	12.53	1.70	1,653	0.96	(2)	0.27	(2)	51
07/31/16@	12.53	0.03	1.39	1.42	—	—	—	13.95	11.33	1,734	0.95	†(2)	0.47	†(2)	26

Capital Growth Portfolio — Class 3
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25		0.14		26
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25		0.48		30
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)		82
01/31/15	11.77	0.00	0.99	0.99	—	—	—	12.76	8.41	47,600	1.13	(2)	0.03	(2)	112
01/31/16	12.76	0.02	0.20	0.22	—	(0.57)	(0.57)	12.41	1.55	44,729	1.06	(2)	0.17	(2)	51
07/31/16@	12.41	0.02	1.38	1.40	—	—	—	13.81	11.28	50,486	1.06	†(2)	0.37	†(2)	26

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/12	1/13	1/14	1/15(2)	1/16(2)	7/16†@(2)	1/12	1/13	1/14	1/15(2)	1/16(2)	7/16†@(2)
Capital Growth Class 1	1.05%	1.06%	1.07%	0.99%	0.95%	0.94%	0.34%	0.65%	0.14%	0.08%	0.25%	0.48%
Capital Growth Class 2	1.20	1.20	1.22	1.17	1.11	1.09	0.18	0.52	(0.00)	(0.01)	0.13	0.34
Capital Growth Class 3	1.30	1.31	1.32	1.27	1.21	1.19	0.09	0.42	(0.11)	(0.11)	0.03	0.23

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	7/16†@
Capital Growth Class 1	0.01%	0.01%	0.01%
Capital Growth Class 2	0.00	0.01	0.01
Capital Growth Class 3	0.00	0.01	0.01

See Notes to Financial Statements

397

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/12	$14.25	$0.15	$0.00	$0.15	$(0.10)	$—	$(0.10)	$14.30	1.10%	$60,799	0.78%		1.06%		23%
01/31/13	14.30	0.16	2.64	2.80	(0.12)	—	(0.12)	16.98	19.62	169,991	0.76		1.05		32
01/31/14	16.98	0.17	3.34	3.51	(0.12)	(0.38)	(0.50)	19.99	20.82	447,124	0.74		0.90		22
01/31/15	19.99	0.20	1.79	1.99	(0.13)	(0.85)	(0.98)	21.00	10.18	738,358	0.72		0.92		18
01/31/16	21.00	0.18	(0.18)	0.00	(0.19)	(1.07)	(1.26)	19.74	(0.23)	644,192	0.71		0.83		23
07/31/16@	19.74	0.11	2.07	2.18	—	—	—	21.92	11.04	706,684	0.70	†	1.08	†	7

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95	12,472	0.93		0.91		23
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92		0.95		32
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89		0.81		22
01/31/15	19.98	0.18	1.77	1.95	(0.09)	(0.85)	(0.94)	20.99	10.00	11,725	0.87		0.79		18
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86		0.68		23
07/31/16@	19.74	0.10	2.06	2.16	—	—	—	21.90	10.94	9,201	0.85	†	0.93	†	7

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79	269,546	1.03		0.80		23
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02		0.84		32
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99		0.70		22
01/31/15	19.92	0.16	1.76	1.92	(0.08)	(0.85)	(0.93)	20.91	9.86	393,514	0.97		0.68		18
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96		0.58		23
07/31/16@	19.66	0.08	2.07	2.15	—	—	—	21.81	10.94	392,409	0.95	†	0.83	†	7

Fundamental Growth Portfolio — Class 1
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)	56,738	0.91	(2)	(0.08	)(2)	111
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93		0.13		110
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89		(0.14)		105
01/31/15	24.08	(0.05)	2.24	2.19	—	—	—	26.27	9.09	139,948	0.88		(0.22)		85
01/31/16	26.27	(0.06)	(0.77)	(0.83)	—	(4.73)	(4.73)	20.71	(3.60)	114,064	0.88		(0.23)		131
07/31/16@	20.71	0.02	2.18	2.20	—	—	—	22.91	10.62	74,843	0.91	†	0.13	†	35

Fundamental Growth Portfolio — Class 2
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)	2,863	1.06	(2)	(0.23	)(2)	111
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08		(0.06)		110
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04		(0.24)		105
01/31/15	23.78	(0.09)	2.21	2.12	—	—	—	25.90	8.91	2,942	1.04		(0.37)		85
01/31/16	25.90	(0.09)	(0.77)	(0.86)	—	(4.73)	(4.73)	20.31	(3.78)	2,455	1.03		(0.38)		131
07/31/16@	20.31	(0.00)	2.15	2.15	—	—	—	22.46	10.59	2,547	1.05	†	(0.05	)†	35

Fundamental Growth Portfolio — Class 3
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)	82,433	1.16	(2)	(0.33	)(2)	111
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18		(0.15)		110
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14		(0.34)		105
01/31/15	23.54	(0.11)	2.19	2.08	—	—	—	25.62	8.84	77,627	1.14		(0.47)		85
01/31/16	25.62	(0.11)	(0.76)	(0.87)	—	(4.73)	(4.73)	20.02	(3.86)	64,213	1.13		(0.47)		131
07/31/16@	20.02	(0.01)	2.11	2.10	—	—	—	22.12	10.49	67,901	1.15	†	(0.15	)†	35

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Fundamental Growth Class 1	0.02	0.01	0.01	0.01	0.01	0.01
Fundamental Growth Class 2	0.02	0.01	0.01	0.01	0.01	0.01
Fundamental Growth Class 3	0.02	0.01	0.01	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	1/12(1)	1/12(1)
Fundamental Growth Portfolio Class 1	0.94%	(0.11)%
Fundamental Growth Portfolio Class 2	1.09	(0.26)
Fundamental Growth Portfolio Class 3	1.19	(0.36)

See Notes to Financial Statements

398

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/12	$7.42	$0.01	$(0.07)	$(0.06)	$(0.02)	$—	$(0.02)	$7.34	(0.84)%	$11,410	0.85	%(1)(2)	0.16	%(1)(2)	201%
01/31/13	7.34	0.03	0.67	0.70	—	—	—	8.04	9.54	9,520	0.85	(1)(2)	0.38	(1)(2)	322
01/31/14	8.04	0.03	1.91	1.94	(0.03)	(0.69)	(0.72)	9.26	24.89	11,953	0.85	(1)	0.34	(1)	255
01/31/15	9.26	0.06	1.09	1.15	(0.00)	(0.47)	(0.47)	9.94	12.79	306,990	0.73		0.65		44
01/31/16	9.94	0.07	(0.08)	(0.01)	(0.04)	(0.18)	(0.22)	9.71	(0.18)	364,443	0.72		0.64		48
07/31/16@	9.71	0.04	1.05	1.09	—	—	—	10.80	11.23	414,952	0.71	†	0.81	†	26

Blue Chip Growth Portfolio — Class 2
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)	3,959	1.00	(1)(2)	0.02	(1)(2)	201
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41	3,696	1.00	(1)(2)	0.24	(1)(2)	322
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
01/31/15	9.24	0.06	1.07	1.13	—	(0.47)	(0.47)	9.90	12.54	3,768	0.89		0.61		44
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	(0.18)	(0.21)	9.67	(0.33)	3,407	0.87		0.50		48
07/31/16@	9.67	0.03	1.05	1.08	—	—	—	10.75	11.17	3,469	0.86	†	0.67	†	26

Blue Chip Growth Portfolio — Class 3
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)	70,389	1.10	(1)(2)	(0.09	)(1)(2)	201
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29	76,566	1.10	(1)(2)	0.15	(1)(2)	322
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
01/31/15	9.21	0.05	1.06	1.11	—	(0.47)	(0.47)	9.85	12.36	100,954	0.99		0.51		44
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	(0.18)	(0.20)	9.62	(0.40)	102,594	0.97		0.40		48
07/31/16@	9.62	0.03	1.04	1.07	—	—	—	10.69	11.12	114,408	0.96	†	0.56	†	26

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/12(2)	1/13(2)	1/14	1/12(2)	1/13(2)	1/14
Blue Chip Growth Class 1	0.89%	0.84%	0.82%	0.13%	0.39%	0.37%
Blue Chip Growth Class 2	1.04	0.99	0.97	(0.02)	0.25	0.22
Blue Chip Growth Class 3	1.14	1.09	1.07	(0.12)	0.16	0.13
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13
Blue Chip Growth Class 1	0.01%	0.01%
Blue Chip Growth Class 2	0.01	0.01
Blue Chip Growth Class 3	0.01	0.01

See Notes to Financial Statements

399

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/12	$12.12	$0.16	$1.19	$1.35	$(0.12)	$—	$(0.12)	$13.35	11.34%	$44,665	0.83%		1.28%		83%
01/31/13	13.35	0.19	1.59	1.78	(0.16)	—	(0.16)	14.97	13.37	83,507	0.82		1.33		43
01/31/14	14.97	0.25	(0.37)	(0.12)	(0.18)	—	(0.18)	14.67	(0.83)	115,103	0.81		1.73		136
01/31/15	14.67	0.29	4.32	4.61	(0.23)	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75
07/31/16@	14.44	0.26	2.87	3.13	—	—	—	17.57	21.68	208,937	0.80	†(1)	3.34	†(1)	35

Real Estate Portfolio — Class 2
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17	10,197	0.98		1.13		83
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23	10,082	0.97		1.15		43
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)	8,728	0.96		1.44		136
01/31/15	14.63	0.27	4.30	4.57	(0.20)	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75
07/31/16@	14.40	0.24	2.87	3.11	—	—	—	17.51	21.60	7,815	0.95	†(1)	3.01	†(1)	35

Real Estate Portfolio — Class 3
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10	266,776	1.08		1.07		83
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06	287,576	1.07		1.06		43
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)	280,919	1.06		1.34		136
01/31/15	14.57	0.25	4.27	4.52	(0.18)	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75
07/31/16@	14.32	0.23	2.86	3.09	—	—	—	17.41	21.58	234,430	1.05	†(1)	2.89	†(1)	35

Small Company Value Portfolio — Class 1
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76	4,081	1.07		0.55		16
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08	49,622	1.04		1.23		10
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95	163,689	1.01		0.41		10
01/31/15	24.56	0.08	(0.29)	(0.21)	(0.08)	(0.82)	(0.90)	23.45	(0.69)	260,770	1.00		0.32		22
01/31/16	23.45	0.14	(1.56)	(1.42)	(0.08)	(1.72)	(1.80)	20.23	(6.66)	235,150	0.99		0.60		41
07/31/16@	20.23	0.07	4.55	4.62	—	—	—	24.85	22.84	239,759	0.99	†	0.66	†	13

Small Company Value Portfolio — Class 3
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53	229,427	1.32		0.33		16
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77	254,072	1.30		1.00		10
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62	247,510	1.27		0.20		10
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41
07/31/16@	20.08	0.05	4.50	4.55	—	—	—	24.63	22.66	233,185	1.24	†	0.42	†	13

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	7/16†@
Real Estate Class 1	0.00%	0.01%	0.00%
Real Estate Class 2	0.00	0.01	0.00
Real Estate Class 3	0.00	0.01	0.00

See Notes to Financial Statements

400

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Mid-Cap Growth Portfolio — Class 1
01/31/12	$11.47	$(0.02)	$0.11	$0.09	$—	$—	$—	$11.56	0.78%	$48,368	0.86%		(0.16)%		79%
01/31/13	11.56	0.02	1.60	1.62	—	—	—	13.18	14.01	67,175	0.85		0.20		73
01/31/14	13.18	(0.02)	4.31	4.29	—	—	—	17.47	32.55	124,232	0.83		(0.11)		78
01/31/15	17.47	(0.06)	1.75	1.69	—	(1.55)	(1.55)	17.61	10.46	174,081	0.81		(0.31)		53
01/31/16	17.61	(0.05)	(1.00)	(1.05)	—	(1.42)	(1.42)	15.14	(6.88)	223,093	0.80		(0.29)		58
07/31/16@	15.14	(0.00)	2.13	2.13	—	—	—	17.27	14.07	192,174	0.81	†	(0.04	)†	27

Mid-Cap Growth Portfolio — Class 2
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01		0.06		73
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
01/31/15	17.16	(0.08)	1.72	1.64	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96		(0.45)		53
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95		(0.43)		58
07/31/16@	14.77	(0.02)	2.09	2.07	—	—	—	16.84	14.01	14,817	0.96	†	(0.21	)†	27

Mid-Cap Growth Portfolio — Class 3
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11		(0.04)		73
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
01/31/15	16.98	(0.10)	1.70	1.60	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06		(0.55)		53
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05		(0.53)		58
07/31/16@	14.55	(0.02)	2.06	2.04	—	—	—	16.59	14.02	144,759	1.06	†	(0.32	)†	27

Aggressive Growth Portfolio — Class 1
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90		(0.28)		97
01/31/14	11.97	(0.06)	3.79	3.73	—	—	—	15.70	31.16	93,531	0.85		(0.43)		89
01/31/15	15.70	(0.06)	0.33	0.27	—	—	—	15.97	1.72	106,196	0.81		(0.37)		80
01/31/16	15.97	(0.07)	(1.38)	(1.45)	—	—	—	14.52	(9.08)	105,081	0.80		(0.45)		89
07/31/16@	14.52	(0.02)	2.34	2.32	—	—	—	16.84	15.98	63,388	0.81	†	(0.22	)†	35

Aggressive Growth Portfolio — Class 2
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05		(0.46)		97
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00		(0.58)		89
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	15.78	1.54	3,322	0.96		(0.54)		80
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	14.33	(9.19)	2,918	0.95		(0.60)		89
07/31/16@	14.33	(0.03)	2.31	2.28	—	—	—	16.61	15.91	3,108	0.96	†	(0.40	)†	35

Aggressive Growth Portfolio — Class 3
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15		(0.55)		97
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10		(0.68)		89
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	15.62	1.49	28,865	1.06		(0.63)		80
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	14.17	(9.28)	24,872	1.04		(0.69)		89
07/31/16@	14.17	(0.04)	2.28	2.24	—	—	—	16.41	15.81	27,114	1.06	†	(0.50	)†	35

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
Mid-Cap Growth Class 1	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%
Mid-Cap Growth Class 2	0.01	0.01	0.01	0.00	0.00	0.00
Mid-Cap Growth Class 3	0.01	0.01	0.01	0.00	0.00	0.00
Aggressive Growth Class 1	0.01	0.01	0.01	0.01	0.01	0.02
Aggressive Growth Class 2	0.01	0.01	0.01	0.01	0.01	0.02
Aggressive Growth Class 3	0.01	0.01	0.01	0.01	0.01	0.02
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

401

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/12	$7.27	$(0.03)	$0.24	$0.21	$—	$—	$—	$7.48	2.89%	$14,957	0.85%		(0.47)%	99%
01/31/13	7.48	(0.02)	1.19	1.17	—	(0.25)	(0.25)	8.40	15.94	36,817	0.83		(0.26)	92
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80		(0.41)	81
01/31/15	10.21	(0.04)	0.27	0.23	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79		(0.44)	82
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79		(0.44)	60
07/31/16@	7.13	(0.01)	0.94	0.93	—	—	—	8.06	13.04	103,218	0.79	†	(0.30)†	25

Growth Opportunities Portfolio — Class 2
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00		(0.62)	99
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98		(0.44)	92
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96		(0.55)	81
01/31/15	10.00	(0.05)	0.25	0.20	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94		(0.58)	82
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94		(0.58)	60
07/31/16@	6.91	(0.02)	0.91	0.89	—	—	—	7.80	12.88	2,993	0.94	†	(0.45)†	25

Growth Opportunities Portfolio — Class 3
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10		(0.71)	99
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08		(0.53)	92
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06		(0.65)	81
01/31/15	9.87	(0.06)	0.25	0.19	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04		(0.68)	82
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04		(0.68)	60
07/31/16@	6.78	(0.02)	0.89	0.87	—	—	—	7.65	12.83	168,651	1.04	†	(0.55)†	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
Growth Opportunities Class 1	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%
Growth Opportunities Class 2	0.03	0.01	0.01	0.01	0.01	0.01
Growth Opportunities Class 3	0.03	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

402

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Janus Focused Growth Portfolio# — Class 1
01/31/12	$9.27	$0.03	$0.27	$0.30	$(0.03)	$—	$(0.03)	$9.54	3.26%	$17,511	0.96%		0.34%		88%
01/31/13	9.54	0.05	0.89	0.94	(0.03)	(0.31)	(0.34)	10.14	10.00	26,451	0.94		0.50		92
01/31/14	10.14	0.01	2.68	2.69	(0.02)	(0.33)	(0.35)	12.48	26.86	103,137	0.92		0.03		92
01/31/15	12.48	(0.00)	1.39	1.39	(0.00)	(0.84)	(0.84)	13.03	11.54	187,091	0.89		(0.02)		64
01/31/16	13.03	(0.03)	(0.64)	(0.67)	—	(0.62)	(0.62)	11.74	(5.29)	114,577	0.90		(0.24)		70
07/31/16@	11.74	(0.00)	0.86	0.86	—	—	—	12.60	7.33	120,785	0.87	†(2)	(0.06	)†(2)	93

SA Janus Focused Growth Portfolio# — Class 2
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11		0.18		88
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10		0.33		92
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07		(0.06)		92
01/31/15	12.35	(0.02)	1.37	1.35	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05		(0.17)		64
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05		(0.41)		70
07/31/16@	11.57	(0.01)	0.84	0.83	—	—	—	12.40	7.17	10,198	1.02	†(2)	(0.21	)†(2)	93

SA Janus Focused Growth Portfolio# — Class 3
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21		0.11		88
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20		0.24		92
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17		(0.18)		92
01/31/15	12.25	(0.03)	1.36	1.33	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15		(0.27)		64
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15		(0.51)		70
07/31/16@	11.44	(0.02)	0.84	0.82	—	—	—	12.26	7.17	130,668	1.12	†(2)	(0.31	)†(2)	93

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	7/16†@(1)	7/16†@(1)
SA Janus Focused Growth Portfolio Class 1	0.89%	(0.08)%
SA Janus Focused Growth Portfolio Class 2	1.04	(0.23)
SA Janus Focused Growth Portfolio Class 3	1.14	(0.33)

See Notes to Financial Statements

403

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

Technology Portfolio Class 1
01/31/12	$2.95	$(0.01)	$0.06	$0.05	$—	$—	$—	$3.00	1.69%		$11,606	1.14%		(0.49)%	86%
01/31/13	3.00	(0.01)	0.06	0.05	—	—	—	3.05	1.67		10,089	1.18		(0.43)	96
01/31/14	3.05	(0.01)	0.63	0.62	—	—	—	3.67	20.33		10,209	1.16		(0.43)	88
01/31/15	3.67	(0.02)	0.90	0.88	—	—	—	4.55	23.98	(3)	11,742	1.12		(0.40)	88
01/31/16	4.55	(0.01)	0.09	0.08	—	—	—	4.63	1.76		10,516	1.08		(0.20)	59
07/31/16@	4.63	(0.00)	0.79	0.79	—	—	—	5.42	17.06		10,812	1.07	†	(0.20)†	24

Technology Portfolio Class 2
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72		3,471	1.29		(0.64)	86
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35		2,967	1.33		(0.58)	96
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31		(0.58)	88
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	4.47	23.82	(3)	3,261	1.27		(0.54)	88
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	4.54	1.57		3,258	1.23		(0.35)	59
07/31/16@	4.54	(0.01)	0.77	0.76	—	—	—	5.30	16.74		3,557	1.22	†	(0.35)†	24

Technology Portfolio Class 3
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38		25,090	1.39		(0.76)	86
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37		22,373	1.43		(0.69)	96
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41		(0.69)	88
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	4.41	23.53	(3)	33,661	1.38		(0.65)	88
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	4.48	1.59		36,051	1.33		(0.45)	59
07/31/16@	4.48	(0.01)	0.76	0.75	—	—	—	5.23	16.74		39,398	1.32	†	(0.46)†	24

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/12(2)	1/13(2)	1/14(2)	1/15(2)	1/16(2)	7/16†@(2)	1/12(2)	1/13(2)	1/14(2)	1/15(2)	1/16(2)	7/16†@(2)
Technology Class 1	1.24%	1.28%	1.26%	1.22%	1.18%	1.17%	(0.59)%	(0.53)%	(0.53)%	(0.50)%	(0.30)%	(0.30)%
Technology Class 2	1.39	1.43	1.41	1.37	1.33	1.32	(0.74)	(0.68)	(0.68)	(0.64)	(0.45)	(0.45)
Technology Class 3	1.49	1.53	1.51	1.48	1.43	1.42	(0.86)	(0.79)	(0.79)	(0.75)	(0.55)	(0.56)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
Technology Class 1	0.03%	0.02%	0.02%	0.03%	0.03%	0.02%
Technology Class 2	0.03	0.02	0.02	0.03	0.03	0.02
Technology Class 3	0.03	0.02	0.02	0.03	0.03	0.02
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

404

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	%†	(3.93	)%†	76%
01/31/13	17.12	0.09	2.86	2.95	(0.07)	(1.29)	(1.36)	18.71	18.41	2,589	0.97		0.51		50
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96		0.59		51
01/31/15	21.30	0.11	1.40	1.51	(0.20)	(3.50)	(3.70)	19.11	8.56	80,714	0.95		0.53		45
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95		0.37		44
07/31/16@	14.80	0.04	2.82	2.86	—	—	—	17.66	19.32	106,680	0.96	†	0.47	†	34

Small & Mid Cap Value Portfolio Class 2
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13		0.41		50
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11		0.42		51
01/31/15	21.27	0.10	1.37	1.47	(0.16)	(3.50)	(3.66)	19.08	8.36	16,166	1.10		0.42		45
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10		0.22		44
07/31/16@	14.78	0.03	2.81	2.84	—	—	—	17.62	19.22	14,533	1.11	†	0.33	†	34

Small & Mid Cap Value Portfolio Class 3
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23		0.32		50
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21		0.32		51
01/31/15	21.17	0.07	1.38	1.45	(0.14)	(3.50)	(3.64)	18.98	8.31	530,998	1.20		0.32		45
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20		0.12		44
07/31/16@	14.68	0.02	2.80	2.82	—	—	—	17.50	19.21	499,601	1.21	†	0.23	†	34

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operation
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
Small & Mid-Cap Value Class 1	0.00%	0.02%	0.02%	0.02%	0.01%	0.00%
Small & Mid-Cap Value Class 2	0.03	0.02	0.02	0.02	0.01	0.00
Small & Mid-Cap Value Class 3	0.03	0.02	0.02	0.02	0.01	0.00

See Notes to Financial Statements

405

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Growth and Income Portfolio — Class 1
01/31/12	$9.36	$0.19	$(1.18)	$(0.99)	$(0.28)	$—	$(0.28)	$8.09	(10.48)%	$74,365	0.99	%(1)(2)	2.19	%(1)(2)	62%
01/31/13	8.09	0.19	1.29	1.48	(0.20)	—	(0.20)	9.37	18.59	99,058	1.00	(1)(2)	2.21	(1)(2)	44
01/31/14	9.37	0.16	1.00	1.16	(0.21)	—	(0.21)	10.32	12.37	175,665	0.96	(1)(2)	1.68	(1)(2)	46
01/31/15	10.32	0.31	(0.92)	(0.61)	(0.19)	—	(0.19)	9.52	(5.88)	210,646	0.93	(1)(2)	2.97	(1)(2)	53
01/31/16	9.52	0.17	(0.71)	(0.54)	(0.26)	—	(0.26)	8.72	(5.91)	192,684	0.94	(1)(2)	1.78	(1)(2)	31
07/31/16@	8.72	0.15	0.20	0.35	—	—	—	9.07	4.01	194,392	0.94	†(2)	3.41	†(2)	13

International Growth and Income Portfolio — Class 2
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(1)(2)	2.20	(1)(2)	44
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	(1)(2)	1.77	(1)(2)	46
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	(0.18)	9.55	(6.13)	7,428	1.08	(1)(2)	3.22	(1)(2)	53
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	(0.24)	8.75	(6.07)	5,928	1.08	(1)(2)	1.70	(1)(2)	31
07/31/16@	8.75	0.14	0.21	0.35	—	—	—	9.10	4.00	6,020	1.09	†(2)	3.25	†(2)	13

International Growth and Income Portfolio — Class 3
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(1)(2)	2.07	(1)(2)	44
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	(1)(2)	1.73	(1)(2)	46
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	(0.16)	9.53	(6.18)	172,174	1.18	(1)(2)	3.10	(1)(2)	53
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	(0.23)	8.73	(6.18)	142,252	1.18	(1)(2)	1.59	(1)(2)	31
07/31/16@	8.73	0.14	0.20	0.34	—	—	—	9.07	3.89	145,467	1.19	†(2)	3.15	†(2)	13

Global Equities Portfolio — Class 1
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106
01/31/13	13.25	0.16	1.84	2.00	(0.11)	—	(0.11)	15.14	15.13	158,581	1.01	(1)	1.18	(1)	78
01/31/14	15.14	0.17	2.34	2.51	(0.09)	—	(0.09)	17.56	16.61	355,857	0.86	(1)	1.03	(1)	107
01/31/15	17.56	0.34	0.78	1.12	(0.13)	—	(0.13)	18.55	6.42	476,334	0.79	(1)	1.81	(1)	85
01/31/16	18.55	0.26	(1.33)	(1.07)	(0.28)	(0.04)	(0.32)	17.16	(5.89)	521,970	0.76	(1)	1.39	(1)	60
07/31/16@	17.16	0.20	1.24	1.44	—	—	—	18.60	8.39	559,450	0.75	†(1)	2.22	†(1)	47

Global Equities Portfolio — Class 2
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17	(1)	1.24	(1)	78
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02	(1)	1.07	(1)	107
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	(0.10)	18.50	6.26	5,296	0.94	(1)	1.79	(1)	85
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91	(1)	1.28	(1)	60
07/31/16@	17.12	0.18	1.25	1.43	—	—	—	18.55	8.35	4,518	0.90	†(1)	2.07	†(1)	47

Global Equities Portfolio — Class 3
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26	(1)	1.11	(1)	78
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12	(1)	0.93	(1)	107
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	(0.09)	18.41	6.10	39,092	1.04	(1)	1.66	(1)	85
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01	(1)	1.17	(1)	60
07/31/16@	17.04	0.17	1.23	1.40	—	—	—	18.44	8.22	35,518	1.00	†(1)	1.97	†(1)	47

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	—%
International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00	—
International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00	—
Global Equities Class 1	0.00	0.00	0.00	0.00	0.00	0.00
Global Equities Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Global Equities Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/12(1)	1/13(1)	1/14(1)	1/15(1)	1/16(1)	7/16†@	1/12(1)	1/13(1)	1/14(1)	1/15(1)	1/16(1)	7/16†@
International Growth and Income Class 1	1.04%	1.05%	1.01%	0.98%	0.99%	0.99%	2.14%	2.16%	1.63%	2.92%	1.73%	3.36%
International Growth and Income Class 2	1.19	1.20	1.16	1.13	1.13	1.14	1.99	2.15	1.72	3.17	1.65	3.20
International Growth and Income Class 3	1.29	1.30	1.27	1.23	1.23	1.24	1.85	2.02	1.68	3.05	1.54	3.10

See Notes to Financial Statements

406

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/12	$9.22	$0.15	$(1.24)	$(1.09)	$(0.19)	$—	$(0.19)	$7.94	(11.75)%	$57,487	1.01%		1.81%		33%
01/31/13	7.94	0.15	1.17	1.32	(0.08)	—	(0.08)	9.18	16.79	56,475	1.01		1.86		27
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	(0.16)	9.51	(2.16)	67,362	0.93	(1)	2.31	(1)	99
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	(0.20)	8.77	(5.81)	240,105	0.90	(1)	1.30	(1)	27
07/31/16@	8.77	0.14	0.32	0.46	—	—	—	9.23	5.25	320,645	0.90	†(1)	3.11	†(1)	16

International Diversified Equities Portfolio Class 2
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16		1.69		33
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16		1.67		27
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	(0.15)	9.46	(2.36)	15,454	1.08	(1)	2.20	(1)	99
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	(0.18)	8.73	(5.91)	12,593	1.06	(1)	1.68	(1)	27
07/31/16@	8.73	0.14	0.31	0.45	—	—	—	9.18	5.15	11,937	1.05	†(1)	3.09	†(1)	16

International Diversified Equities Portfolio Class 3
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26		1.56		33
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26		1.55		27
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	(0.14)	9.44	(2.45)	169,194	1.18	(1)	2.07	(1)	99
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	(0.17)	8.71	(6.01)	145,583	1.16	(1)	1.55	(1)	27
07/31/16@	8.71	0.13	0.32	0.45	—	—	—	9.16	5.17	148,146	1.15	†(1)	2.96	†(1)	16

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	7/16†@
International Diversified Equities Portfolio Class 1	0.00%	0.01%	0.00%
International Diversified Equities Portfolio Class 2	0.00	0.01	0.00
International Diversified Equities Portfolio Class 3	0.00	0.01	0.00

See Notes to Financial Statements

407

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Emerging Markets Portfolio Class 1
01/31/12	$9.29	$0.07	$(1.56)	$(1.49)	$(0.05)	$—	$(0.05)	$7.75	(16.00)%	$75,045	1.33%		0.80%		96%
01/31/13	7.75	0.07	0.47	0.54	(0.04)	—	(0.04)	8.25	7.07	101,973	1.28	(2)	0.96	(2)	178
01/31/14	8.25	0.12	(1.07)	(0.95)	(0.05)	—	(0.05)	7.25	(11.62)	167,629	1.19	(2)	1.65	(2)	51
01/31/15	7.25	0.15	0.02	0.17	(0.10)	—	(0.10)	7.32	2.31	234,473	1.12	(2)	1.92	(2)	54
01/31/16	7.32	0.12	(1.55)	(1.43)	(0.12)	—	(0.12)	5.77	(19.68)	237,213	1.13	(2)	1.79	(2)	59
07/31/16@	5.77	0.09	0.84	0.93	—	—	—	6.70	16.12	187,481	1.14	†(2)	2.87	†(2)	37

Emerging Markets Portfolio Class 2
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48		0.65		96
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44	(2)	0.93	(2)	178
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34	(2)	1.53	(2)	51
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	(0.09)	7.27	2.14	5,035	1.27	(2)	1.78	(2)	54
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	(0.11)	5.74	(19.70)	3,553	1.28	(2)	1.56	(2)	59
07/31/16@	5.74	0.08	0.84	0.92	—	—	—	6.66	16.03	3,873	1.30	†(2)	2.69	†(2)	37

Emerging Markets Portfolio Class 3
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57		0.53		96
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54	(2)	0.75	(2)	178
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44	(2)	1.43	(2)	51
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	(0.08)	7.22	2.07	159,734	1.37	(2)	1.70	(2)	54
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	(0.11)	5.69	(19.91)	129,174	1.38	(2)	1.47	(2)	59
07/31/16@	5.69	0.08	0.83	0.91	—	—	—	6.60	15.99	138,937	1.40	†(2)	2.59	†(2)	37

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16	7/16†@
Emerging Markets Class 1	0.03%	0.04%	0.00%	0.00%	0.00%	0.00%
Emerging Markets Class 2	0.03	0.04	0.00	0.00	0.00	0.00
Emerging Markets Class 3	0.03	0.04	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/13(1)	1/14(1)	1/15(1)	1/16(1)	7/16(1)†@	1/13(1)	1/14(1)	1/15(1)	1/16(1)	7/16(1)†@
Emerging Markets Class 1	1.29%	1.29%	1.20%	1.22%	1.23%	0.95%	1.56%	1.83%	1.70%	2.78%
Emerging Markets Class 2	1.44	1.44	1.35	1.37	1.39	0.93	1.44	1.69	1.48	2.60
Emerging Markets Class 3	1.54	1.54	1.45	1.47	1.49	0.75	1.33	1.61	1.39	2.50

See Notes to Financial Statements

408

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%†(1)	1.09	%†(1)	12%
01/31/13	12.66	0.20	2.13	2.33	(0.25)	—	(0.25)	14.74	18.65	70,386	0.88	(1)	1.61	(1)	16
01/31/14	14.74	0.19	1.80	1.99	(0.31)	—	(0.31)	16.42	13.49	242,569	0.87	(1)	1.28	(1)	17
01/31/15	16.42	0.35	(0.88)	(0.53)	(0.21)	—	(0.21)	15.68	(3.20)	528,744	0.83	(1)	2.20	(1)	8
01/31/16	15.68	0.27	(1.95)	(1.68)	(0.35)	—	(0.35)	13.65	(11.01)	613,167	0.83	(1)	1.73	(1)	18
07/31/16@	13.65	0.26	0.27	0.53	—	—	—	14.18	3.88	531,362	0.83	†	3.75	†	14

Foreign Value Portfolio Class 2
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06	(1)	2.67	(1)	12
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04	(1)	2.53	(1)	16
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02	(1)	1.60	(1)	17
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	(0.18)	15.66	(3.33)	18,748	0.98	(1)	2.79	(1)	8
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	(0.32)	13.64	(11.13)	14,146	0.98	(1)	1.69	(1)	18
07/31/16@	13.64	0.24	0.28	0.52	—	—	—	14.16	3.81	13,434	0.98	†	3.47	†	14

Foreign Value Portfolio Class 3
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16	(1)	2.47	(1)	12
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14	(1)	2.37	(1)	16
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12	(1)	1.49	(1)	17
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	(0.17)	15.63	(3.42)	613,752	1.08	(1)	2.59	(1)	8
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	(0.30)	13.60	(11.29)	506,615	1.08	(1)	1.56	(1)	18
07/31/16@	13.60	0.23	0.29	0.52	—	—	—	14.12	3.82	533,473	1.08	†	3.35	†	14

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00
Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

409

SUNAMERICA SERIES TRUST

APPROVAL OF SUBADVISORY AGREEMENT

July 31, 2016 (unaudited)

At a meeting held on May 25, 2016, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and Janus Capital Management LLC (“Janus”) with respect to the SA Marsico Focused Growth Portfolio (the “Portfolio”). The Board, including the Independent Trustees, also approved the termination of the subadvisory agreement between SAAMCo and Marsico Capital Management, LLC (“Marsico”) with respect to the Portfolio.

The Board further approved a change in the name of the Portfolio to “SA Janus Focused Growth Portfolio” effective upon the change in subadviser. The Board also approved certain changes in investment strategy for the Portfolio, noting that the Portfolio will continue to be non-diversified and invest primarily in common stocks of large-cap companies.

In connection with the approval of the Subadvisory Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Subadvisory Agreement. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by Janus;

(3)	the size and structure of the subadvisory fee and any other material payments to Janus;

(4)	the organizational capability and financial condition of Janus and its affiliates;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by the Adviser to Janus for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of Janus and the amounts retained by SAAMCo; and (c) information regarding Janus’ compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and Janus in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of Janus with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by Janus.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by Janus. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to Janus, the Board noted that Janus would be responsible for providing investment management services on a day-to-day basis. In such role, Janus would (i) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (ii) provide SAAMCo with records concerning its activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed Janus’ history, structure and size, and investment experience. The Board considered the personnel of Janus that would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management’s judgment, Janus has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of Janus that would be responsible for providing investment management services to the Portfolio.

410

SUNAMERICA SERIES TRUST

APPROVAL OF SUBADVISORY AGREEMENT

July 31, 2016 (unaudited) — (continued)

The Board also reviewed and considered Janus’ compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board considered Janus’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on Janus’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by Janus and that there was a reasonable basis on which to conclude that Janus would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe for the Portfolio. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and Janus, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also considered advisory fees received by Janus with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and Janus with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by Janus with similar investment objectives and/or strategies, as applicable.

The Subadvised Expense Group consists of the Portfolio, one other large-cap growth fund and one large-cap core fund underlying variable insurance products (“VIPs”), as classified by Broadridge. The Subadvised Expense Universe consists of the Portfolio and all other large-cap growth and large-cap core funds underlying VIPs with disclosed subadviser agreements, excluding outliers.

The performance information included information as of March 31, 2016 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar peer group, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board considered that the proposed aggregate subadvisory fee to be paid by SAAMCo to Janus pursuant to the Subadvisory Agreement would be lower than the subadvisory fee paid to Marsico pursuant to the previous subadvisory agreement between SAAMCo and Marsico with respect to the Portfolio. The Board also considered that SAAMCo was proposing to waive a portion of its advisory fee with respect to the Portfolio, such that the advisory fee payable by the Portfolio to SAAMCo would decline upon the change in subadviser.

The Board further considered that Marsico’s performance had trailed the benchmark in four over the last five calendar years and was within the bottom quintile with respect to its Lipper peer category for the one-, three- and five-year periods ending March 31, 2016. The Board also considered the separate account composite performance of the Janus Forty Fund Class A Shares relative to the Russell 1000 Growth Index and Morningstar peer funds. The Board noted that the strategy had outperformed the benchmark for the three-year trailing period and for two out of the previous five calendar years. The Board also noted that the strategy had ranked in the second quintile in Morningstar over the one-year trailing period and in the top quintile over the three- and five-year periods. In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences with respect to such funds and acknowledged that past performance is not necessarily indicative of future results.

The Trustees noted that expense and performance information as a whole was useful in assessing whether Janus is proposing to provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length.

411

SUNAMERICA SERIES TRUST

APPROVAL OF SUBADVISORY AGREEMENT

July 31, 2016 (unaudited) — (continued)

The Board determined that the profitability to Janus in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Subadvisory Agreement.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedule; however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. The Board also considered other potential indirect benefits to Janus as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to Janus’ profitability, the Board concluded that the potential for economies of scale and other indirect benefits to Janus in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Subadvisory Agreement, including the duties and responsibilities undertaken by SAAMCo and Janus as discussed above. The Board also reviewed the differences in the terms of the Subadvisory Agreement as compared to the terms of the subadvisory agreement between SAAMCo and Marsico with respect to the Portfolio.

Conclusions.

In reaching its decision to recommend the approval of the Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Janus possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

412

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

413

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED	PRESORTED BOUND PRINTED MATTER U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.13 (9/16)

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 7, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 7, 2016